       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON April 23, 2013


                                                     Registration Nos. 333-51676
                                                                       811-08828
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               -----------------

                                    FORM N-4

                               -----------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]


                         POST-EFFECTIVE AMENDMENT NO. 24                   [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                                 AMENDMENT NO. 55                           [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                             Marie C. Swift, Esquire
                           Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                        Boston, Massachusetts 02116-3700



                                    COPY TO:
                               W. Thomas Conner
                                  Reed Smith
                              1301 K Street, N.W.
                              Washington, DC 20005
                                (202) 414-9208


It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on April 29, 2013 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts




================================================================================

                         AMERICAN FORERUNNER SERIES(R)

            Individual Flexible Premium Variable Annuity Contracts

               Issued By
 New England Variable Annuity Separate
              Account of                   Annuity Administrative Office:
  New England Life Insurance Company               P.O. Box 14594
          501 Boylston Street                 Des Moines, IA 50306-3594
      Boston, Massachusetts 02116
            (800) 435-4117

   This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series.


AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST

AllianceBernstein Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge
 Aggressive Growth Portfolio)
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Small Cap Growth Portfolio
Janus Forty Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio
Lord Abbett Mid Cap Value Portfolio
Met/Franklin Low Duration Total Return Portfolio
MetLife Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Pyramis(R) Government Income Portfolio
Pyramis(R) Managed Risk Portfolio
Schroders Global Multi-Asset Portfolio
T. Rowe Price Mid Cap Growth Portfolio



METROPOLITAN FUND

Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate
 Bond index Portfolio)
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap
 Growth Portfolio)
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Money Market Portfolio
Davis Venture Value Portfolio
Frontier Mid Cap Growth Portfolio (formerly BlackRock Aggressive Growth
 Portfolio)
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

MET INVESTORS SERIES TRUST--ASSET ALLOCATION PORTFOLIOS

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
MetLife Aggressive Strategy Portfolio
MetLife Growth Strategy Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

METROPOLITAN FUND--ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio




   You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.


                                APRIL 29, 2013

   When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

  .  Standard Class,

  .  B Plus Class,

  .  C Class,

  .  L Class, and

  .  P Class.

   If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

   Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


   You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 29, 2013. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-175 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 1095 Avenue of the Americas, New York, NY 10036, 1-800-777-5897 or visit our website at www.metlife.com.


   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                APRIL 29, 2013

                               TABLE OF CONTENTS
                                      OF
                                THE PROSPECTUS


                                                                         PAGE
                                                                         ----
   GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS....................  A-5
   HIGHLIGHTS...........................................................  A-6
   FEE TABLE............................................................ A-12
   HOW THE CONTRACT WORKS............................................... A-20
   THE COMPANY.......................................................... A-21
   THE VARIABLE ACCOUNT................................................. A-21
   INVESTMENTS OF THE VARIABLE ACCOUNT.................................. A-21
      Investment Advice................................................. A-28
      Certain Payments We Receive with Regard to the Eligible Funds..... A-30
      Share Classes of the Eligible Funds............................... A-31
      Substitution of Investments....................................... A-32
   THE FIXED ACCOUNT.................................................... A-32
   THE CONTRACTS........................................................ A-32
      Standard Class.................................................... A-33
      B Plus Class...................................................... A-33
      C Class........................................................... A-33
      L Class........................................................... A-33
      P Class........................................................... A-33
      Purchase Payments................................................. A-34
      Ten Day Right to Review........................................... A-35
      Allocation of Purchase Payments................................... A-35
      Investment Allocation Restrictions for Certain Riders............. A-36
      Contract Value and Accumulation Unit Value........................ A-38
      Payment on Death Prior to Annuitization........................... A-39
      Standard Death Benefit............................................ A-39
      Annual Step-Up Death Benefit...................................... A-39
      Greater of Annual Step-Up or 5% Annual Increase Death Benefit..... A-40
      Enhanced Death Benefit Rider...................................... A-41
      Earnings Preservation Benefit Rider............................... A-44
      Options for Death Proceeds........................................ A-45
      Transfer Privilege................................................ A-47
      Dollar Cost Averaging............................................. A-50
      Asset Rebalancing................................................. A-51
      Withdrawals....................................................... A-52
      Systematic Withdrawals............................................ A-53
      Suspension of Payments............................................ A-54
      Inactive Contracts................................................ A-54
      Ownership Rights.................................................. A-54
      Requests and Elections............................................ A-55
      Confirming Transactions........................................... A-56
      State Variations.................................................. A-56
   ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS. A-56
      Asset-Based Insurance Charge...................................... A-57
      Contract Administrative Fee....................................... A-58
      Withdrawal Charge................................................. A-58
      Enhanced Death Benefit Rider...................................... A-60

                                                                          PAGE
                                                                          -----
   Earnings Preservation Benefit Rider...................................  A-60
   Guaranteed Minimum Income Benefit Rider...............................  A-60
   Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider.  A-61
   Guaranteed Minimum Accumulation Benefit Rider.........................  A-63
   Premium and Other Tax Charges.........................................  A-63
   Other Expenses........................................................  A-64
ANNUITY PAYMENTS.........................................................  A-64
   Election of Annuity...................................................  A-64
   Annuity Options.......................................................  A-65
   Amount of Annuity Payments............................................  A-67
LIVING BENEFITS..........................................................  A-68
   Overview of Living Benefit Riders.....................................  A-68
GUARANTEED INCOME BENEFITS...............................................  A-68
   Facts About Guaranteed Income Benefit Riders..........................  A-69
   Description of GMIB Plus II...........................................  A-71
   Description of GMIB Plus I (formerly, the Predictor Plus).............  A-77
   Description of GMIB II (formerly, the Predictor)......................  A-78
   Description of GMIB I.................................................  A-79
GUARANTEED WITHDRAWAL BENEFITS...........................................  A-80
   Facts About Guaranteed Withdrawal Benefit Riders......................  A-81
   Description of the Lifetime Withdrawal Guarantee II...................  A-83
   Description of the Lifetime Withdrawal Guarantee I....................  A-90
   Description of the Enhanced Guaranteed Withdrawal Benefit.............  A-91
   Description of the Guaranteed Withdrawal Benefit I....................  A-95
GUARANTEED MINIMUM ACCUMULATION BENEFIT..................................  A-96
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS........................... A-100
FEDERAL INCOME TAX CONSIDERATIONS........................................ A-100
   Taxation of Non-Qualified Contracts................................... A-101
   Taxation of Qualified Contracts....................................... A-103
   Possible Tax Law Changes.............................................. A-107
VOTING RIGHTS............................................................ A-107
DISTRIBUTION OF THE CONTRACTS............................................ A-108
THE OPERATION OF THE FIXED ACCOUNT....................................... A-109
   Contract Value and Fixed Account Transactions......................... A-110
INVESTMENT PERFORMANCE INFORMATION....................................... A-111
   Yields................................................................ A-111
   Standard Return....................................................... A-111
   Non-Standard Return................................................... A-111
   Other Performance..................................................... A-112
LEGAL PROCEEDINGS........................................................ A-112
FINANCIAL STATEMENTS..................................................... A-112
ACCUMULATION UNIT VALUES (Condensed Financial Information)............... A-113
APPENDIX A: Consumer Tips................................................ A-149
APPENDIX B: Withdrawal Charge............................................ A-150
APPENDIX C: Premium Tax.................................................. A-151
APPENDIX D: Guaranteed Minimum Income Benefit Examples................... A-152
APPENDIX E: Guaranteed Withdrawal Benefit Examples....................... A-159
APPENDIX F: Enhanced Death Benefit Examples.............................. A-170
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................. A-174

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

   We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

   ACCOUNT.  A subaccount of the Variable Account or the Fixed Account.

   ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

   ANNUITANT.  The natural person on whose life Annuity Payments are based.

   ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

   ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

   ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

   BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

   CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

   DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

   FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

   GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

   MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or
(ii) 10 years from the issue date.

   OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

   PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawals of the Contract, the Contract Owner.

   VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

   VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

   Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

   If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

   The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

   The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

   Prior to issuance, you must select one of five available Classes of the
Contract:

  . Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

  . B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

  . C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

  . L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

  . P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

   For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

   Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

                                    [GRAPHIC]



   For actual expenses of each Class, see the Fee Table.

PURCHASE PAYMENTS:


   Currently, the minimum initial and subsequent purchase payments are as follows (restrictions and exceptions may apply):


              CLASS                  INITIAL           SUBSEQUENT
              -----        -------                     ----------
              Standard, P. $5,000 (nonqualified plans)    $500
                           $2,000 (qualified plans)
              C,L......... $25,000                        $500
              B Plus...... $10,000                        $500


   We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or
(2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86. Current restrictions on subsequent purchase payments apply to Contracts issued with certain optional riders. (See "Purchase Payments.")


OWNERSHIP:

   The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as a trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract.

   Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits--Guaranteed Withdrawal Benefits").

   FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

   For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

   You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders." We may restrict the Eligible Funds available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

   If you use Enhanced Dollar Cost Averaging ("EDCA"), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.


   You can change your purchase payment allocation (unless you elect to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

   We apply the following charges to your Contract:

  .  premium tax charge, in some states.

  . asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by 0.25% for subaccounts investing in the American Funds Insurance Series).

  . annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

  . except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

  . for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 1.00% for the GMIB Plus II, 0.80% for GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).

  . for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).

  . for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).

  . for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

  . for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

  . for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.

  . for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 1.25% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.60% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 1.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.80% if an Automatic Annual Step-Up occurs) for the Joint Life version.

  . for Contracts with an Enhanced Death Benefit rider, a fee of 0.75% (issue age 0-69) or 0.95% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs).

   Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

   We do not deduct a sales charge from purchase payments.

   For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

   After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).

PAYMENT ON DEATH:

   If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.

   You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

   The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of:
(1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 5% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals). The Enhanced Death Benefit is payable only in a lump sum.

   Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.

WITHDRAWALS:

   Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.") You may also elect to purchase for an additional charge, a Guaranteed Minimum Income Benefit Rider ("GMIB"), a Guaranteed Withdrawal Benefit Rider ("GWB"), a Lifetime Withdrawal Guarantee Rider ("LWG"), or a Guaranteed Minimum Accumulation Benefit Rider ("GMAB"), which guarantees the return of your purchase payments over time (subject to the requirements of the rider).

   A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

   On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.


   A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit).

OTHER

   We are obligated to pay all money we owe under the Contracts, including death benefits, annuity payments, and amounts due under a GMIB, GWB, LWG or GMAB. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "THE VARIABLE ACCOUNT.")

REPLACEMENT OF CONTRACTS

   EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

   OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                   FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Premium and Other Tax Charges" for more information.

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Charge Imposed on Purchase Payments........... None
      Withdrawal Charge (as a percentage of each purchase  9% declining payment).......................................... annually -- see
                                                           Note/(1)/
      Transfer Fee/(2)/................................... $25

NOTES:

(1)The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:

NUMBER OF
COMPLETE YEARS FROM RECEIPT OF  STANDARD CLASS B PLUS CLASS L CLASS P CLASS C CLASS
PURCHASE PAYMENT                    CHARGE        CHARGE    CHARGE  CHARGE  CHARGE
------------------------------  -------------- ------------ ------- ------- -------
      0........................       7%            9%         7%      8%    None
      1........................       6%            8%         6%      8%
      2........................       6%            8%         5%      8%
      3........................       5%            7%         0%      7%
      4........................       4%            6%         0%      6%
      5........................       3%            5%         0%      5%
      6........................       2%            4%         0%      4%
      7........................       0%            2%         0%      3%
      8........................       0%            2%         0%      2%
      9 and thereafter.........       0%            0%         0%      0%

(2)Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

VARIABLE ACCOUNT ANNUAL EXPENSES*
(as a percentage of average daily net assets in the subaccounts)

      Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts/(1)/

DEATH BENEFIT:**                        STANDARD CLASS B PLUS CLASS/(2)/ C CLASS L CLASS P CLASS
----------------                        -------------- ----------------  ------- ------- -------
Standard Death Benefit.................      1.25%           1.60%        1.60%   1.50%   1.15%
Annual Step-Up Death Benefit...........      1.45%           1.80%        1.80%   1.70%   1.35%
Greater of Annual Step-Up or 5% Annual
  Increase Death Benefit...............      1.60%           1.95%        1.95%   1.85%   1.50%

       Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts/(1)/

DEATH BENEFIT:**                        STANDARD CLASS B PLUS CLASS/(2)/ C CLASS L CLASS P CLASS
----------------                        -------------- ----------------  ------- ------- -------
Standard Death Benefit.................     1.50%           1.85%         1.85%   1.75%   1.40%
Annual Step-Up Death Benefit...........     1.70%           2.05%         2.05%   1.95%   1.60%
Greater of Annual Step-Up or 5% Annual
  Increase Death Benefit...............     1.85%           2.20%         2.20%   2.10%   1.75%
Earnings Preservation Benefit Rider/(3)/................................................  0.25%

OTHER CONTRACT FEES

                  Annual Contract Administrative Fee/(4)/. $30

OPTIONAL BENEFIT RIDERS+

Enhanced Death Benefit Rider (issue age 0-69)/(5)/.... Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 0.75%

Enhanced Death Benefit Rider (issue age 70-75)/(5)/... Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 0.95%

Guaranteed Minimum Income Benefit (GMIB Plus II)/(6)/. Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 1.00%

Guaranteed Minimum Income Benefit (GMIB Plus I)/(6)/.. Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 0.80%

Guaranteed Minimum Income Benefit (GMIB II or GMIB
  I)/(6)/.............................................            Current Charge: 0.50%

Guaranteed Withdrawal Benefit/(7)/.................... Maximum Guaranteed Charge: 0.95%
                                                                  Current Charge: 0.50%

Enhanced Guaranteed Withdrawal Benefit/(7)/........... Maximum Guaranteed Charge: 1.00%
                                                                  Current Charge: 0.55%

Lifetime Withdrawal Guarantee II Benefit (Single Life
  Version)/(8)/....................................... Maximum Guaranteed Charge: 1.60%
                                                                  Current Charge: 1.25%

Lifetime Withdrawal Guarantee II Benefit (Joint Life
  Version)/(8)/....................................... Maximum Guaranteed Charge: 1.80%
                                                                  Current Charge: 1.50%

Lifetime Withdrawal Guarantee I Benefit (Single Life
  version)/(8)/....................................... Maximum Guaranteed Charge: 0.95%
                                                                  Current Charge: 0.50%

Lifetime Withdrawal Guarantee I Benefit (Joint Life
  version)/(8)/....................................... Maximum Guaranteed Charge: 1.40%
                                                                  Current Charge: 0.70%

Guaranteed Minimum Accumulation Benefit/(9)/..........            Current Charge: 0.75%

NOTES:


*  We are waiving the Asset Based Insurance Charge in the following amounts:
   (a) 0.08% for the Subaccount investing in the BlackRock Large Cap Core Portfolio and (b) the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


** Please see "Optional Benefit Riders" below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.

+ You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that may be elected with the Enhanced Death Benefit rider. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

(1)For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2)The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3)The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4)We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

(5)The Enhanced Death Benefit rider charge is imposed on the death benefit base annually in arrears on each Contract Anniversary (prior to taking into account any Optional Step-Up). The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "THE CONTRACTS--Enhanced Death Benefit" for a definition of the term death benefit base. If you elect an Optional Step-Up, we may increase the charge. Different charges for the Enhanced Death Benefit were in effect prior to May 4, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider" for more information.

(6)For Contracts issued in New York State only, the GMIB Plus II rider charge is 0.95%. The Guaranteed Minimum Income Benefit rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary (for GMIB Plus I and GMIB Plus II, prior to taking into account any Optional Reset/Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset under GMIB Plus I or an Optional Step-Up under GMIB Plus II, we may increase the charge but the charge will not exceed the maximum charge listed in this table. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. Different charges for GMIB Plus II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider" and "GUARANTEED INCOME BENEFITS" for more information.

(7)The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(8)The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary (after applying any 7.25% Compounding Income Amount (6% in New
   York) and prior to taking into account any Automatic Annual Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the charge. Different charges for LWG II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(9)The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                    MINIMUM     MAXIMUM
                                                                                   -------     -------
TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES*
(expenses that are deducted from Eligible Fund assets, including management fees, distribution (12b-1) fees, and other expenses)..................................  0.53%/(1)/  9.71%/(2)/


NOTE:

* The minimum operating expenses do not take into consideration any portfolio of the American Funds Insurance Series, for which an additional Asset-Based Insurance charge applies. The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.


/(1)/The minimum Total Annual Operating Expenses shown in this table are the expenses of the MetLife Stock Index Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Operating Expenses of the MetLife Stock Index Portfolio are 0.52%.

/(2)/The maximum Total Annual Operating Expenses shown in this table are the expenses of the MetLife Multi-Index Targeted Risk Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Operating Expenses of the MetLife Multi-Index Targeted Risk Portfolio are 0.86%.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2012, before and after any applicable contractual expense subsidy or expense deferral arrangement.


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                        DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                             MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                             ---------- ------------ -------- --------- --------- ------------- ---------

AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Bond Fund....................   0.37%       0.25%      0.02%     0.00%     0.64%          --       0.64%
American Funds Global Small Capitalization
 Fund.......................................   0.71%       0.25%      0.04%     0.00%     1.00%          --       1.00%
American Funds Growth Fund..................   0.33%       0.25%      0.02%     0.00%     0.60%          --       0.60%
American Funds Growth-Income Fund...........   0.27%       0.25%      0.02%     0.00%     0.54%          --       0.54%

MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic Allocation
 Portfolio..................................   0.62%       0.25%      0.04%     0.01%     0.92%       0.01%       0.91%
AQR Global Risk Balanced Portfolio..........   0.61%       0.25%      0.12%     0.06%     1.04%       0.01%       1.03%
BlackRock Global Tactical Strategies
 Portfolio..................................   0.66%       0.25%      0.02%     0.21%     1.14%       0.02%       1.12%
BlackRock Large Cap Core Portfolio..........   0.59%       0.25%      0.05%     0.00%     0.89%       0.01%       0.88%
Clarion Global Real Estate Portfolio........   0.60%       0.25%      0.06%     0.00%     0.91%          --       0.91%
ClearBridge Aggressive Growth Portfolio
 (CLASS B)..................................   0.61%       0.25%      0.03%     0.00%     0.89%          --       0.89%
ClearBridge Aggressive Growth Portfolio
 (CLASS E)..................................   0.61%       0.15%      0.03%     0.00%     0.79%          --       0.79%
Harris Oakmark International Portfolio
 (CLASS B)..................................   0.77%       0.25%      0.06%     0.00%     1.08%       0.02%       1.06%
Harris Oakmark International Portfolio
 (CLASS E)..................................   0.77%       0.15%      0.06%     0.00%     0.98%       0.02%       0.96%

                                                          DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                             AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                  FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                               ---------- ------------ -------- --------- --------- ------------- ---------
Invesco Balanced-Risk Allocation Portfolio....   0.66%       0.25%      0.12%     0.06%     1.09%          --       1.09%
Invesco Small Cap Growth Portfolio............   0.85%       0.25%      0.02%     0.00%     1.12%       0.01%       1.11%
Janus Forty Portfolio.........................   0.63%       0.25%      0.03%     0.00%     0.91%       0.01%       0.90%
JPMorgan Global Active Allocation
 Portfolio....................................   0.79%       0.25%      0.28%     0.00%     1.32%       0.07%       1.25%
Loomis Sayles Global Markets Portfolio........   0.70%       0.25%      0.09%     0.00%     1.04%          --       1.04%
Lord Abbett Bond Debenture Portfolio..........   0.51%       0.25%      0.03%     0.00%     0.79%          --       0.79%
Lord Abbett Mid Cap Value Portfolio...........   0.65%       0.25%      0.04%     0.06%     1.00%       0.00%       1.00%
Met/Franklin Low Duration Total Return
 Portfolio....................................   0.50%       0.25%      0.07%     0.00%     0.82%       0.02%       0.80%
MetLife Balanced Plus Portfolio...............   0.25%       0.25%      0.01%     0.43%     0.94%       0.01%       0.93%
MetLife Multi-Index Targeted Risk Portfolio...   0.18%       0.25%      9.02%     0.26%     9.71%       8.85%       0.86%
MFS(R) Research International Portfolio.......   0.68%       0.25%      0.07%     0.00%     1.00%       0.05%       0.95%
Morgan Stanley Mid Cap Growth Portfolio.......   0.65%       0.25%      0.07%     0.00%     0.97%       0.01%       0.96%
Oppenheimer Global Equity Portfolio...........   0.67%       0.25%      0.09%     0.00%     1.01%       0.02%       0.99%
PIMCO Inflation Protected Bond Portfolio......   0.47%       0.25%      0.11%     0.00%     0.83%          --       0.83%
PIMCO Total Return Portfolio..................   0.48%       0.25%      0.03%     0.00%     0.76%          --       0.76%
Pyramis(R) Government Income Portfolio........   0.42%       0.25%      0.03%     0.00%     0.70%          --       0.70%
Pyramis(R) Managed Risk Portfolio.............   0.45%       0.25%      0.27%     0.48%     1.45%       0.17%       1.28%
Schroders Global Multi-Asset Portfolio........   0.67%       0.25%      0.32%     0.14%     1.38%       0.14%       1.24%
T. Rowe Price Mid Cap Growth Portfolio........   0.75%       0.25%      0.03%     0.00%     1.03%          --       1.03%

METROPOLITAN FUND
Baillie Gifford International Stock Portfolio
 (CLASS B)....................................   0.81%       0.25%      0.10%     0.00%     1.16%       0.10%       1.06%
Baillie Gifford International Stock Portfolio
 (CLASS E)....................................   0.81%       0.15%      0.10%     0.00%     1.06%       0.10%       0.96%
Barclays Aggregate Bond Index Portfolio.......   0.25%       0.25%      0.04%     0.00%     0.54%       0.01%       0.53%
BlackRock Bond Income Portfolio...............   0.32%       0.25%      0.04%     0.00%     0.61%       0.00%       0.61%
BlackRock Capital Appreciation Portfolio
 (CLASS B)....................................   0.70%       0.25%      0.03%     0.00%     0.98%       0.01%       0.97%
BlackRock Capital Appreciation Portfolio
 (CLASS E)....................................   0.70%       0.15%      0.03%     0.00%     0.88%       0.01%       0.87%
BlackRock Diversified Portfolio...............   0.46%       0.25%      0.07%     0.00%     0.78%          --       0.78%
BlackRock Large Cap Value Portfolio
 (CLASS B)....................................   0.63%       0.25%      0.03%     0.00%     0.91%       0.03%       0.88%
BlackRock Large Cap Value Portfolio
 (CLASS E)....................................   0.63%       0.15%      0.03%     0.00%     0.81%       0.03%       0.78%
BlackRock Money Market Portfolio..............   0.33%       0.25%      0.02%     0.00%     0.60%       0.01%       0.59%
Davis Venture Value Portfolio (CLASS B).......   0.70%       0.25%      0.03%     0.00%     0.98%       0.05%       0.93%
Davis Venture Value Portfolio (CLASS E).......   0.70%       0.15%      0.03%     0.00%     0.88%       0.05%       0.83%
Frontier Mid Cap Growth Portfolio.............   0.73%       0.25%      0.05%     0.00%     1.03%       0.02%       1.01%
Jennison Growth Portfolio (CLASS B)...........   0.61%       0.25%      0.03%     0.00%     0.89%       0.07%       0.82%
Jennison Growth Portfolio (CLASS E)...........   0.61%       0.15%      0.03%     0.00%     0.79%       0.07%       0.72%
Loomis Sayles Small Cap Core Portfolio
 (CLASS B)....................................   0.90%       0.25%      0.07%     0.10%     1.32%       0.08%       1.24%
Loomis Sayles Small Cap Core Portfolio
 (CLASS E)....................................   0.90%       0.15%      0.07%     0.10%     1.22%       0.08%       1.14%
Loomis Sayles Small Cap Growth Portfolio......   0.90%       0.25%      0.06%     0.00%     1.21%       0.09%       1.12%

                                                         DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                            AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                              MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                 FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
                                              ---------- ------------ -------- --------- --------- ------------- ---------
Met/Artisan Mid Cap Value Portfolio
 (CLASS B)...................................   0.81%       0.25%      0.04%     0.00%     1.10%          --       1.10%
Met/Artisan Mid Cap Value Portfolio
 (CLASS E)...................................   0.81%       0.15%      0.04%     0.00%     1.00%          --       1.00%
MetLife Mid Cap Stock Index Portfolio........   0.25%       0.25%      0.07%     0.02%     0.59%       0.00%       0.59%
MetLife Stock Index Portfolio................   0.25%       0.25%      0.03%     0.00%     0.53%       0.01%       0.52%
MFS(R) Total Return Portfolio................   0.55%       0.25%      0.05%     0.00%     0.85%          --       0.85%
MFS(R) Value Portfolio (CLASS B).............   0.70%       0.25%      0.03%     0.00%     0.98%       0.13%       0.85%
MFS(R) Value Portfolio (CLASS E).............   0.81%       0.15%      0.04%     0.00%     1.00%          --       1.00%
MSCI EAFE(R) Index Portfolio.................   0.30%       0.25%      0.11%     0.01%     0.67%       0.00%       0.67%
Neuberger Berman Genesis Portfolio
 (CLASS B)...................................   0.82%       0.25%      0.04%     0.00%     1.11%       0.01%       1.10%
Neuberger Berman Genesis Portfolio
 (CLASS E)...................................   0.82%       0.15%      0.04%     0.00%     1.01%       0.01%       1.00%
Russell 2000(R) Index Portfolio..............   0.25%       0.25%      0.08%     0.09%     0.67%       0.00%       0.67%
T. Rowe Price Large Cap Growth Portfolio.....   0.60%       0.25%      0.04%     0.00%     0.89%       0.01%       0.88%
T. Rowe Price Small Cap Growth Portfolio.....   0.49%       0.25%      0.06%     0.00%     0.80%          --       0.80%
Western Asset Management Strategic Bond
 Opportunities Portfolio (CLASS B)...........   0.60%       0.25%      0.05%     0.00%     0.90%       0.04%       0.86%
Western Asset Management Strategic Bond
 Opportunities Portfolio (CLASS E)...........   0.60%       0.15%      0.05%     0.00%     0.80%       0.04%       0.76%
Western Asset Management U.S. Government
 Portfolio (CLASS B).........................   0.47%       0.25%      0.03%     0.00%     0.75%       0.02%       0.73%
Western Asset Management U.S. Government
 Portfolio (CLASS E).........................   0.47%       0.15%      0.03%     0.00%     0.65%       0.02%       0.63%

MET INVESTORS SERIES TRUST--ASSET ALLOCATION
 PORTFOLIOS
American Funds(R) Balanced Allocation
 Portfolio...................................   0.06%       0.55%      0.01%     0.38%     1.00%          --       1.00%
American Funds(R) Growth Allocation
 Portfolio...................................   0.07%       0.55%      0.01%     0.38%     1.01%          --       1.01%
American Funds(R) Moderate Allocation
 Portfolio...................................   0.06%       0.55%      0.01%     0.37%     0.99%          --       0.99%
MetLife Aggressive Strategy Portfolio........   0.09%       0.25%      0.01%     0.72%     1.07%          --       1.07%
MetLife Growth Strategy Portfolio............   0.06%       0.25%         --     0.69%     1.00%          --       1.00%
SSgA Growth and Income ETF Portfolio.........   0.31%       0.25%      0.01%     0.24%     0.81%          --       0.81%
SSgA Growth ETF Portfolio....................   0.32%       0.25%      0.03%     0.25%     0.85%          --       0.85%

METROPOLITAN FUND--ASSET ALLOCATION
 PORTFOLIOS
MetLife Conservative Allocation Portfolio....   0.09%       0.25%      0.02%     0.54%     0.90%       0.01%       0.89%
MetLife Conservative to Moderate Allocation
 Portfolio...................................   0.07%       0.25%      0.01%     0.58%     0.91%       0.00%       0.91%
MetLife Moderate Allocation Portfolio........   0.06%       0.25%         --     0.63%     0.94%       0.00%       0.94%
MetLife Moderate to Aggressive Allocation
 Portfolio...................................   0.06%       0.25%      0.01%     0.67%     0.99%       0.00%       0.99%



   The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the

Eligible Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.

   Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

   These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses./(1)/

   The examples assume that the Contract has (i) the Enhanced Death Benefit,
(ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.

   EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $2,166 $4,675  $6,851  $11,258
                      (b). $1,250 $2,246  $3,300  $ 6,410


   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,466 $4,135  $6,491  $11,258
                      (b). $  550 $1,706  $2,940  $ 6,410


   EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,620 $2,835  $4,097  $11,795
                      (b). $1,539 $2,597  $3,783  $ 6,929


   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,560 $4,384  $6,859  $11,795
                      (b). $  608 $1,877  $3,222  $ 6,929


   EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract, do NOT surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,501 $4,218  $6,599  $11,355
                      (b). $  585 $1,808  $3,103  $ 6,701


   EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $2,191 $4,645  $6,568  $11,328
                      (b). $1,275 $2,229  $3,057  $ 6,619


   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,491 $4,196  $6,568  $11,328
                      (b). $  575 $1,779  $3,057  $ 6,619


   EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $2,256 $4,831  $7,000  $11,230
                      (b). $1,340 $2,397  $3,433  $ 6,325


   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,456 $4,111  $6,460  $11,230
                      (b). $  540 $1,677  $2,893  $ 6,325


   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:


(1)The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of 0.034% for the Standard Class; 0.033% for the B Plus Class; 0.033% for the C Class; 0.030% for the L Class; and 0.031% for the P Class. (See note (4) to the Variable Account Annual Expenses table.)


(2)If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION CONTAINING THE ACCUMULATION UNIT VALUE HISTORY APPEARS AT THE END OF THIS PROSPECTUS (SEE "ACCUMULATION UNIT VALUES (CONDENSED FINANCIAL INFORMATION)").

                            HOW THE CONTRACT WORKS


                                  [FLOW CHART]

                                  THE COMPANY

   We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is 1095 Avenue of the Americas, New York, NY 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

                             THE VARIABLE ACCOUNT

   We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

   The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

   We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

   We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


   The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


                      INVESTMENTS OF THE VARIABLE ACCOUNT

   We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts

(including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

   Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

   You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


   ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

   The AllianceBernstein Global Dynamic Allocation Portfolio's investment objective is to seek capital appreciation and current income.

   AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

   The American Funds(R) Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   AMERICAN FUNDS(R) BOND FUND

   The American Funds(R) Bond Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital.

   AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION FUND

   The American Funds(R) Global Small Capitalization Fund's investment objective is to seek long-term growth of capital.

   AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

   The American Funds(R) Growth Allocation Portfolio's investment objective is to seek growth of capital.

   AMERICAN FUNDS(R) GROWTH FUND

   The American Funds(R) Growth Fund's investment objective is to seek growth of capital.

   AMERICAN FUNDS(R) GROWTH-INCOME FUND

   The American Funds(R) Growth-Income Fund's investment objective is to seek long-term growth of capital and income.

   AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

   The American Funds(R) Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.

   AQR GLOBAL RISK BALANCED PORTFOLIO

   The AQR Global Risk Balanced Portfolio's investment objective is to seek total return.

   BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO

   The Baillie Gifford International Stock Portfolio's investment objective is to seek long-term growth of capital.

   BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (formerly Barclays Capital Aggregate Bond Index Portfolio)

   The Barclays Aggregate Bond Index Portfolio's investment objective is to seek to track the performance of the Barclays U.S. Aggregate Bond Index.

   BLACKROCK BOND INCOME PORTFOLIO

   The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.

   BLACKROCK CAPITAL APPRECIATION PORTFOLIO (formerly BlackRock Legacy Large Cap Growth Portfolio)

   The BlackRock Capital Appreciation Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK DIVERSIFIED PORTFOLIO

   The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.

   BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

   The BlackRock Global Tactical Strategies Portfolio's investment objective is to seek capital appreciation and current income.

   BLACKROCK LARGE CAP CORE PORTFOLIO

   The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.

   BLACKROCK LARGE CAP VALUE PORTFOLIO

   The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK MONEY MARKET PORTFOLIO

   The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.

   CLARION GLOBAL REAL ESTATE PORTFOLIO

   The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

   CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

   The ClearBridge Aggressive Growth Portfolio's investment objective is to seek capital appreciation.

   DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is to seek growth of capital.

   FRONTIER MID CAP GROWTH PORTFOLIO (formerly BlackRock Aggressive Growth Portfolio)

   The Frontier Mid Cap Growth Portfolio's investment objective is to seek maximum capital appreciation.

   HARRIS OAKMARK INTERNATIONAL PORTFOLIO

   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

   INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

   The Invesco Balanced-Risk Allocation Portfolio's investment objective is to seek total return.

   INVESCO SMALL CAP GROWTH PORTFOLIO

   The Invesco Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   JANUS FORTY PORTFOLIO

   The Janus Forty Portfolio's investment objective is to seek capital appreciation.

   JENNISON GROWTH PORTFOLIO

   The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.

   JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

   The JPMorgan Global Active Allocation Portfolio's investment objective is to seek capital appreciation and current income.

   LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

   The Loomis Sayles Global Markets Portfolio's investment objective is to seek high total investment return through a combination of capital appreciation and income.

   LOOMIS SAYLES SMALL CAP CORE PORTFOLIO

   The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.

   LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

   The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   LORD ABBETT BOND DEBENTURE PORTFOLIO

   The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

   LORD ABBETT MID CAP VALUE PORTFOLIO

   The Lord Abbett Mid Cap Value Portfolio's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

   MET/ARTISAN MID CAP VALUE PORTFOLIO

   The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.

   MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

   The Met/Franklin Low Duration Total Return Portfolio's investment objective is to seek a high level of current income, while seeking preservation of shareholders' capital.

   METLIFE AGGRESSIVE STRATEGY PORTFOLIO

   The MetLife Aggressive Strategy Portfolio's investment objective is to seek growth of capital.

   METLIFE BALANCED PLUS PORTFOLIO

   The MetLife Balanced Plus Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

   The MetLife Conservative Allocation Portfolio's investment objective is to seek a high level of current income, with growth of capital as a secondary objective.

   METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

   METLIFE GROWTH STRATEGY PORTFOLIO

   The MetLife Growth Strategy Portfolio's investment objective is to seek to provide growth of capital.

   METLIFE MID CAP STOCK INDEX PORTFOLIO

   The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

   METLIFE MODERATE ALLOCATION PORTFOLIO

   The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

   METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

   The MetLife Multi-Index Targeted Risk Portfolio's investment objective is to seek a balance between growth of capital and current income, with a greater emphasis on growth of capital.

   METLIFE STOCK INDEX PORTFOLIO

   The MetLife Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

   MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

   The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.

   MFS(R) TOTAL RETURN PORTFOLIO

   The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.

   MFS(R) VALUE PORTFOLIO

   The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.

   MORGAN STANLEY MID CAP GROWTH PORTFOLIO

   The Morgan Stanley Mid Cap Growth Portfolio's investment objective is to seek capital appreciation.

   MSCI EAFE(R) INDEX PORTFOLIO

   The MSCI EAFE(R) Index Portfolio's investment objective is to seek to track the performance of the MSCI EAFE(R) Index.

   NEUBERGER BERMAN GENESIS PORTFOLIO

   The Neuberger Berman Genesis Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.

   OPPENHEIMER GLOBAL EQUITY PORTFOLIO (formerly Met/Templeton Growth Portfolio)

   The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.

   PIMCO INFLATION PROTECTED BOND PORTFOLIO

   The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek maximum real return, consistent with preservation of capital and prudent investment management.

   PIMCO TOTAL RETURN PORTFOLIO

   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

   PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

   The Pyramis(R) Government Income Portfolio's investment objective is to seek a high level of current income, consistent with preservation of principal.

   PYRAMIS(R) MANAGED RISK PORTFOLIO

   The Pyramis(R) Managed Risk Portfolio's investment objective is to seek total return.

   RUSSELL 2000(R) INDEX PORTFOLIO

   The Russell 2000(R) Index Portfolio's investment objective is to seek to track the performance of the Russell 2000(R) Index.

   SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

   The Schroders Global Multi-Asset Portfolio's investment objective is to seek capital appreciation and current income.

   SSGA GROWTH AND INCOME ETF PORTFOLIO

   The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.

   SSGA GROWTH ETF PORTFOLIO

   The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.

   T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

   The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.

   T. ROWE PRICE MID CAP GROWTH PORTFOLIO

   The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

   The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

   The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.

   WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

   The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

   MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                              ADVISER (SUBADVISER)
---------                                              --------------------
Baillie Gifford International Stock Portfolio          Baillie Gifford Overseas Limited
Barclays Aggregate Bond Index Portfolio(1)             MetLife Investment Management, LLC
BlackRock Bond Income Portfolio                        BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio(2)            BlackRock Advisors, LLC
BlackRock Diversified Portfolio                        BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio                    BlackRock Advisors, LLC
BlackRock Money Market Portfolio                       BlackRock Advisors, LLC
Davis Venture Value Portfolio                          Davis Selected Advisers, L.P.(3)
Frontier Mid Cap Growth Portfolio(4)                   Frontier Capital Management Company, LLC(4)
Jennison Growth Portfolio                              Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio                 Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio               Loomis, Sayles & Company, L.P.
Met/Artisan Mid Cap Value Portfolio                    Artisan Partners Limited Partnership
MetLife Conservative Allocation Portfolio              N/A(5)
MetLife Conservative to Moderate Allocation Portfolio  N/A(5)
MetLife Mid Cap Stock Index Portfolio                  MetLife Investment Management, LLC
MetLife Moderate Allocation Portfolio                  N/A(5)
MetLife Moderate to Aggressive Allocation Portfolio    N/A(5)
MetLife Stock Index Portfolio                          MetLife Investment Management, LLC
MFS(R) Total Return Portfolio                          Massachusetts Financial Services Company
MFS(R) Value Portfolio                                 Massachusetts Financial Services Company
MSCI EAFE(R) Index Portfolio                           MetLife Investment Management, LLC
Neuberger Berman Genesis Portfolio                     Neuberger Berman Management LLC
Russell 2000(R) Index Portfolio                        MetLife Investment Management, LLC
T. Rowe Price Large Cap Growth Portfolio               T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio               T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities  Western Asset Management Company
  Portfolio
Western Asset Management U.S. Government Portfolio     Western Asset Management Company

----------

(1)Effective on or about April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

(2)Effective on or about April 29, 2013, BlackRock Legacy Large Cap Growth Portfolio changed its name to BlackRock Capital Appreciation Portfolio.

(3)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly owned subsidiary.

(4)Effective on or about January 7, 2013, Frontier Capital Management Company, LLC replaced BlackRock Advisors, LLC as subadviser and BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

(5)The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, and the MetLife Moderate to Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "funds of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Asset Allocation Portfolios. Each underlying fund has its own subadviser.

   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                              ADVISER (SUBADVISER)
---------                                              --------------------
AllianceBernstein Global Dynamic Allocation Portfolio  AllianceBernstein L.P.
American Funds(R) Balanced Allocation Portfolio        N/A(1)
American Funds(R) Growth Allocation Portfolio          N/A(1)
American Funds(R) Moderate Allocation Portfolio        N/A(1)
AQR Global Risk Balanced Portfolio                     AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio         BlackRock Financial Management, Inc.
BlackRock Large Cap Core Portfolio                     BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio                   CBRE Clarion Securities LLC
ClearBridge Aggressive Growth Portfolio(2)             ClearBridge Investments, LLC(3)
Harris Oakmark International Portfolio                 Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio             Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio                     Invesco Advisers, Inc.
Janus Forty Portfolio                                  Janus Capital Management LLC
JPMorgan Global Active Allocation Portfolio            J.P. Morgan Investment Management Inc.
Loomis Sayles Global Markets Portfolio(4)              Loomis, Sayles & Company, L.P.
Lord Abbett Bond Debenture Portfolio                   Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value Portfolio                    Lord, Abbett & Co. LLC
Met/Franklin Low Duration Total Return Portfolio       Franklin Advisers, Inc.
MetLife Aggressive Strategy Portfolio                  N/A(1)
MetLife Balanced Plus Portfolio                        Pacific Investment Management Company LLC
MetLife Growth Strategy Portfolio                      N/A(1)
MetLife Multi-Index Targeted Risk Portfolio            MetLife Investment Management, LLC
MFS(R) Research International Portfolio                Massachusetts Financial Services Company
Morgan Stanley Mid Cap Growth Portfolio                Morgan Stanley Investment Management Inc.
Oppenheimer Global Equity Portfolio(5)                 OppenheimerFunds, Inc.(5)
PIMCO Inflation Protected Bond Portfolio               Pacific Investment Management Company LLC
PIMCO Total Return Portfolio                           Pacific Investment Management Company LLC
Pyramis(R) Government Income Portfolio                 Pyramis Global Advisors, LLC
Pyramis(R) Managed Risk Portfolio                      Pyramis Global Advisors, LLC
Schroders Global Multi-Asset Portfolio                 Schroder Investment Management North America Inc.
SSgA Growth and Income ETF Portfolio                   SSgA Funds Management, Inc.
SSgA Growth ETF Portfolio                              SSgA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio                 T. Rowe Price Associates, Inc.

----------

(1)This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.

(2)Effective on or about April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

(3)Effective on or about April 29, 2013, ClearBridge Advisors, LLC changed its name to ClearBridge Investments, LLC.

(4)Effective on or about April 29, 2013, Met/Franklin Income Portfolio merged with and into Loomis Sayles Global Markets Portfolio.

(5)Effective on or about April 29, 2013, Metropolitan Fund--Oppenheimer Global Equity Portfolio merged with and into Met/Templeton Growth Portfolio, OppenheimerFunds, Inc. replaced Templeton Global Advisors Limited as subadviser, and Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                   SUBADVISER
---------                                   ----------

American Funds Bond Fund                       N/A

American Funds Global Small Capitalization     N/A

American Funds Growth                          N/A

American Funds Growth-Income                   N/A

   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus and its Statement of Additional Information.

   You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


   An investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

   Additionally, an investment adviser or subadviser (other than our affiliate, MetLife Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

   Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus.
(See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

   We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

   WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


  . For the Metropolitan Fund, we offer Class B shares of the following portfolios:

      . Barclays Aggregate Bond Index, BlackRock Bond Income, BlackRock Diversified, BlackRock Money Market, Frontier Mid Cap Growth, Loomis Sayles Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Mid Cap Stock Index, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Stock Index, MFS(R) Total Return, MSCI EAFE(R) Index, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, and T. Rowe Price Small Cap Growth Portfolios.

  . In addition, for the Metropolitan Fund, we offer Class B shares of the following portfolios, for Contracts issued on or after May 1, 2004 and Class E shares of these portfolios, for Contracts issued prior to May 1, 2004:

      . Baillie Gifford International Stock, BlackRock Capital Appreciation, BlackRock Large Cap Value, Davis Venture Value, Jennison Growth,
         Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, MFS(R) Value, Neuberger Berman Genesis, Western Asset Management Strategic Bond Opportunities, and Western Asset Management U.S. Government Portfolios.

  . For the Met Investors Series Trust we offer Class B shares of all Portfolios except the following:

      . Harris Oakmark International Portfolio, which is Class B for Contracts issued on or after May 1, 2003 and Class E for Contracts issued prior to May 1, 2003;

      . ClearBridge Aggressive Growth Portfolio, which is Class B for Contracts issued on or after May 1, 2004 and Class E for Contracts issued prior to May 1, 2004; and

      . American Funds Balanced Allocation, American Funds Moderate Allocation, and American Funds Growth Allocation Portfolios, which are Class C.


  .  For the American Funds Insurance Series, we offer Class 2 shares only.

   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

   If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                                 FIXED ACCOUNT

   You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased in New York or Washington if any living benefit rider is selected). The Fixed Account is not available if the GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available.

                                 THE CONTRACTS

   We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

   The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:

STANDARD CLASS

   If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.

B PLUS CLASS

   If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts.

   The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

   Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments"). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.

   If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

C CLASS

   The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.

L CLASS

   The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.

P CLASS

   The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal

Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

                                      ***

   If available, we may offer an employee version of a Standard Class or P Class Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Standard Class or P Class Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture under the same circumstances as the purchase payment credit for the B Plus Class, described above. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.

PURCHASE PAYMENTS

   Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

  . For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under
     Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

  . For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

  . We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Withdrawals.")

  . If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

  . We will not accept purchase payments made with cash, money orders or travelers checks.


   We may limit initial and subsequent purchase payments made under a Contract (See "Restrictions on Subsequent Purchase Payments" below). Currently, we may limit total purchase payments to $1,000,000.


   If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.


   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We reserve the right to reject any purchase payment and to limit future purchase payments. This means we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures. We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives. Current restrictions are described below.

   NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE:

      (1) within seven years prior to the Contract's Maturity Date for the Standard Class; nine years for the B Plus Class and the P Class; and three years for the L Class;

      (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91 (for joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86); or

      (3) after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional riders:
   GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB, and/or the Enhanced Death Benefit (not applicable to C Class Contracts).

   Restriction (3) does NOT apply and you may continue to make subsequent purchase payments at this time if your Contract was issued in one of the following states: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Oregon, Pennsylvania, Texas, Utah, or Washington. Other exceptions to restrictions on subsequent purchase payments may apply, in accordance with our established administrative procedures.


TEN DAY RIGHT TO REVIEW

   Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

ALLOCATION OF PURCHASE PAYMENTS

   When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

   If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the "Allocation" subsection below.


   If you choose GMIB Plus I or Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Money Market Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, Barclays Capital Aggregate Bond Index Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Growth Strategy Portfolio, MetLife Moderate Allocation Portfolio, MetLife Moderate to Aggressive Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis(R) Government Income Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or SSgA Growth ETF Portfolio. (you may participate in the Enhanced Dollar Cost Averaging
(EDCA) program, subject to restrictions).


   If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Moderate to Aggressive Allocation Portfolio of the Metropolitan Fund (you may participate in the EDCA program, subject to restrictions).

   ALLOCATION. If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.

   SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:

   (A) You must allocate:


  . 100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Money Market Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and SSgA Growth and Income ETF Portfolio.


   OR

   (B) You must allocate:

  . AT LEAST 30% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account;

  .  UP TO 70% of purchase payments or Contract Value to Platform 2 subaccounts;

  . UP TO 15% of purchase payments or Contract Value to Platform 3 subaccounts; and

  .  UP TO 15% of purchase payments or Contract Value to Platform 4 subaccounts.

   For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 subaccounts (the percentages for Platforms 3 and 4 are the same as those listed above).

   See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).

   The subaccounts in each Platform are:




 PLATFORM 1 SUBACCOUNTS
 ----------------------
    American Funds Bond                  PIMCO Inflation Protected Bond
    Barclays Aggregate Bond Index        PIMCO Total Return
    BlackRock Bond Income                Pyramis(R) Government Income
    BlackRock Money Market               Western Asset Management U.S.
                                         Government
    Met/Franklin Low Duration Total
      Return

 PLATFORM 2 SUBACCOUNTS
 ----------------------
    AllianceBernstein Global Dynamic
      Allocation                         Loomis Sayles Global Markets
    American Funds Growth                Lord Abbett Bond Debenture
    American Funds Growth-Income         MetLife Aggressive Strategy
    AQR Global Risk Balanced             MetLife Balanced Plus
    Baillie Gifford International Stock  MetLife Multi-Index Targeted Risk
    BlackRock Capital Appreciation       MetLife Stock Index
    BlackRock Diversified                MFS(R) Research International
    BlackRock Global Tactical
      Strategies                         MFS(R) Total Return
    BlackRock Large Cap Core             MFS(R) Value
    BlackRock Large Cap Value            MSCI EAFE(R) Index
    ClearBridge Aggressive Growth        Oppenheimer Global Equity
    Davis Venture Value                  Pyramis(R) Managed Risk
    Harris Oakmark International         Schroders Global Multi-Asset
    Invesco Balanced-Risk Allocation     T. Rowe Price Large Cap Growth
    Janus Forty                          Western Asset Management Strategic
                                         Bond
    Jennison Growth                        Opportunities
    JPMorgan Global Active Allocation

 PLATFORM 3 SUBACCOUNTS
 ----------------------
    Frontier Mid Cap Growth              MetLife Mid Cap Stock Index
    Lord Abbett Mid Cap Value            Morgan Stanley Mid Cap Growth
    Met/Artisan Mid Cap Value            T. Rowe Price Mid Cap Growth

 PLATFORM 4 SUBACCOUNTS
 ----------------------
    American Funds Global Small
      Capitalization                     Loomis Sayles Small Cap Growth
    Clarion Global Real Estate           Neuberger Berman Genesis
    Invesco Small Cap Growth             Russell 2000(R) Index
    Loomis Sayles Small Cap Core         T. Rowe Price Small Cap Growth


   YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

   We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Contract Value that you allocated to a subaccount before we changed its classification, unless you make a new purchase payment or request a transfer among subaccounts (other than pursuant to asset rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the subaccount changed). If you make a new purchase payment or request a transfer among subaccounts, you will be required to take the new classification into account in the allocation of your entire Contract Value. We will provide you with prior written notice of any changes in classification of subaccounts.

   REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

   The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

   EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.

   CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


   SUBSEQUENT PURCHASE PAYMENTS. If permitted, subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Contract Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the contract. Allocating according to (B) does not allow you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Contract will be immediately allocated according to the most recently provided allocation instructions.


   TRANSFERS. Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

   We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

   The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

   If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

   Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

   You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. You cannot elect both the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.

   If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.

   MULTIPLE BENEFICIARIES. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in good order. If the Death Proceeds payable is an amount that exceeds the Contract Value on the day it is determined, we will apply to the Contract at that time an amount equal to the difference between the Death Proceeds payable and the Contract Value, in accordance with the current allocation of Contract Value. This amount remains in the Variable Account (and/or the Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary documentation in good order to claim their death benefit. Any Death Proceeds amounts held in the Variable Account on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

STANDARD DEATH BENEFIT

   The Standard Death Benefit at any time will be the greater of:

      (1) the Contract Value; or

      (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

   If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

      (1) the Contract Value; or

      (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

   If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

      (1) the Contract Value; or

      (2) total purchase payments reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

      (3) the Highest Anniversary Value as defined below.

   On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

      (a) the Contract Value;

      (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

      (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date. Thereafter the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81/st/ birthday, the Highest Anniversary will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of recalculation.

   If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

   In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:

      (1) the Contract Value; or

      (2) the Enhanced Death Benefit value.

   The Enhanced Death Benefit value is the greater of (a) or (b) below:

      (a) HIGHEST ANNIVERSARY VALUE (as defined above for the Annual Step-Up Death Benefit).

      (b) ANNUAL INCREASE AMOUNT: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

          (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

   If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:

      (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

      (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

   If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.

ENHANCED DEATH BENEFIT RIDER

   In states where approved, you may select the version of the Enhanced Death Benefit rider described below if you are age 75 or younger at the effective date of your Contract, you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. There may be versions of the Enhanced Death Benefit rider that vary by issue date and state availability. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. The Enhanced Death Benefit rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

   If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

   (1) the Contract Value; or

   (2) the death benefit base.

   The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.

   The death benefit base is the greater of (a) or (b) below:

        (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

        (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

           (i) is purchase payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and

           (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your

        91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.

        The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

   The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Contract Value, the Annual Increase Amount is not set equal to the Contract Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Contract Value.

   For Contracts issued based on applications and necessary information received in good order at our Annuity Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that: (1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above;
(2) different investment allocation restrictions apply (see "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider").


   TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 591/2, a 10% federal income tax penalty may apply.


   OPTIONAL STEP-UP. On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Contract Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

   An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

   You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

   We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

      The Optional Step-Up will:

      (a) Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and

      (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

   In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

   On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

   INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


   CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit rider are restricted as described in "THE CONTRACTS--Purchase Payments Restrictions on Subsequent Purchase Payments."


   TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

      (a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);

      (b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;

      (c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);

      (d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

      (e) The date you assign your Contract (a pro rata portion of the rider charge will be assessed);

      (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

      (g) Termination of the Contract to which this rider is attached.

   Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


   THE ENHANCED DEATH BENEFIT RIDER AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Annuity Payments"), or you must make a complete withdrawal of your Contract Value. Generally, once your Contract is annuitized, you are ineligible to receive the death benefit selected. However, for Contracts purchased with an Enhanced Death Benefit rider, if you annuitize at the latest date permitted, you must elect one of the following options:

      (1) Annuitize the Account Value under the Contract's annuity provisions;
   or

      (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity option rates for this Contract at the time of purchase or the current annuity option rates applicable to the class of Contract you selected. If you die before the complete return of the Death Benefit Base, your beneficiary will receive a lump sum equal to the death benefit determined at annuitization less annuity payments already paid to the Owner.

   If you fail to select one of the above options, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


   (See Appendix F for examples of the Enhanced Death Benefit.)

EARNINGS PRESERVATION BENEFIT RIDER

   The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

   The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

   Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by
(a)-(b) below:

      (a) is the death benefit under your Contract; and

      (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

   On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

      (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

      (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                              BENEFIT PERCENTAGE

                         ISSUE AGE           PERCENTAGE
                         ---------           ----------
                         Ages 69 or younger      40%
                         Ages 70-79              25%
                         Ages 80 and above        0%

   If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

   WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION. AFTER ANNUITIZATION THE CHARGE WILL NOT BE ASSESSED.

OPTIONS FOR DEATH PROCEEDS

   For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). The Enhanced Death Benefit is payable only in a lump sum. (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in good order (see "Payment on Death Prior to Annuitization--Multiple Beneficiaries" above for more information).

   If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

   The Beneficiary may: (1) receive payment in one sum, either by check, by placing the amount in an account that earns interest (see "Total Control Account" below), or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

   There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.

   Please check with your registered representative regarding the availability of the following in your state.

   We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached
70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable Withdrawal Charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.

   If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

   --TOTAL CONTROL ACCOUNT

   A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

   Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

   --BENEFICIARY CONTINUATION

   Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

   IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN
90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

   The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

   --SPECIAL OPTIONS FOR SPOUSES

   Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

      (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

      (2) to continue the Contract under the Beneficiary Continuation provision; or

      (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

   If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.

   For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II and the optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.

   Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

   IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

TRANSFER PRIVILEGE

   --GENERAL

   Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."

   We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add a GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."


   Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)

   During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.

   We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

   We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

   Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at anytime. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)

   See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

   We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.


   RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond

Opportunities Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and
(3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

   As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

   Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

   The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

   In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

   RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

   We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.

   You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination accounts you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments". Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

   Guaranteed Account. To the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The minimum interest rate credited depends on the date your contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. ENHANCED DOLLAR COST AVERAGING IS AVAILABLE FOR STANDARD CLASS, P CLASS AND L CLASS CONTRACTS, BUT IS NOT AVAILABLE FOR B PLUS CLASS AND C CLASS CONTRACTS OR TO PURCHASE PAYMENTS WHICH CONSIST OF MONEY EXCHANGED FROM OTHER CONTRACTS WE OR AN AFFILIATE ISSUES. A PURCHASE PAYMENT MUST BE A MINIMUM OF $10,000 IN ORDER FOR IT TO BE ELIGIBLE FOR THE ENHANCED DOLLAR COST AVERAGING OPTION. A MINIMUM OF $500 MUST BE ALLOCATED TO THE ENHANCED DOLLAR COST AVERAGING OPTION. ONLY ONE DOLLAR COST AVERAGING PROGRAM MAY BE IN EFFECT AT ONE TIME. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.

   Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

   The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

   If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

   If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Money Market Subaccount unless you instruct us otherwise.

   We will also terminate the program when we receive notice of your death.

ASSET REBALANCING

   We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

   You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in good order. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

WITHDRAWALS

   Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

  .  any applicable Withdrawal Charge and

  .  the Contract Administrative Fee.

   We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

   See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

   Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

  . Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   How to withdraw all or part of your Contract Value.

  . You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

  . You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

  . You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

  . We have to receive your withdrawal request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death.

   We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

   Amount of Withdrawal. We will base the amount of the withdrawal proceeds on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.


   DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Withdrawal Charge" (if permissible under tax law). In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Payment on Death Prior to Annuitization" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWALS

   Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

   If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

   You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in good order.

   The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions. If you own a Contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with a substantially equal periodic payments exception, the commencement of annuity payments under the GMIB rider if your Contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

SUSPENSION OF PAYMENTS

   We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

   Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

INACTIVE CONTRACTS

   We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract. We will not terminate this Contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any Contract that includes a Guaranteed Withdrawal Benefit Rider or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the rider, or the guaranteed amount under any death benefit, is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.

OWNERSHIP RIGHTS

   During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

   These rights include the right to:


  .  change the Beneficiary (See also, "Abandoned Property Requirements" below)


  . change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

  .  assign the Contract (subject to limitations)

  .  change the payment option

  . exercise all other rights, benefits, options and privileges allowed by the Contract or us.

   You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

   Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

   Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

   If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.


   ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


   Subject to our restrictions on frequent or large transfers, requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:


  . By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

  .  Through your Registered Representative

  . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

  .  By fax (515) 457-4301, or

  . For transfers or reallocation of future purchase payments, by Internet at www.metlife.com/new-england-financial.com

   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

   All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.

   We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

   Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

CONFIRMING TRANSACTIONS

   We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

STATE VARIATIONS

   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

   We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

  .  Asset-Based Insurance Charge

  .  Contract Administrative Fee

  .  Withdrawal Charge

  .  For Contracts with an Enhanced Death Benefit Rider, an extra fee

  .  For Contracts with an Earnings Preservation Benefit Rider, an extra fee

  .  For Contracts with a GMIB Rider, an extra fee

  .  For Contracts with a GWB Rider, an extra fee

  .  For Contracts with the GMAB Rider, an extra fee

  .  Premium Tax Charge and Other Expenses

   We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."

ASSET-BASED INSURANCE CHARGE

   We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

   This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

   If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

   The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*

                                                               STANDARD  B PLUS
DEATH BENEFIT**                                                 CLASS   CLASS*** C CLASS L CLASS P CLASS
---------------                                                -------- -------- ------- ------- -------
Standard Death Benefit........................................   1.25%    1.60%   1.60%   1.50%   1.15%
Annual Step-Up Death Benefit..................................   1.45%    1.80%   1.80%   1.70%   1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit.   1.60%    1.95%   1.95%   1.85%   1.50%

----------

  *We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

 **See below for an additional optional death benefit rider, the Enhanced Death
   Benefit, for which the charge is assessed on the "death benefit base" and deducted annually from the account value.

***The Asset-Based Insurance Charge will be reduced on the B Plus Class by
   0.35% after the expiration of the 9-year Withdrawal Charge period.

   For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and

P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series.

CONTRACT ADMINISTRATIVE FEE

   The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

   We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

WITHDRAWAL CHARGE


   We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.


   When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

   The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

          NUMBER OF COMPLETE     STANDARD
          YEARS FROM RECEIPT OF   CLASS   B PLUS CLASS L CLASS P CLASS
          PURCHASE PAYMENT        CHARGE     CHARGE    CHARGE  CHARGE
          ----------------       -------- ------------ ------- -------
            0...................    7%         9%         7%      8%
            1...................    6%         8%         6%      8%
            2...................    6%         8%         5%      8%
            3...................    5%         7%         0%      7%
            4...................    4%         6%         0%      6%
            5...................    3%         5%         0%      5%
            6...................    2%         4%         0%      4%
            7...................    0%         2%         0%      3%
            8...................    0%         2%         0%      2%
            9 and thereafter....    0%         0%         0%      0%

   On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

   In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

   We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

   If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

   Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the Standard, L, P and B Plus Class:

  .  On the Maturity Date or payment of the Death Proceeds.

  . If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

  . On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

  . On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")

  . If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

   We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a) or 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.

ENHANCED DEATH BENEFIT RIDER

   If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "THE CONTRACTS--Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you: make a full withdrawal (surrender) of your Contract Value; begin to receive annuity payments at the annuity date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract;, a pro rata portion of the Enhanced Death Benefit charge will be assessed. If an Enhanced Death Benefit rider is terminated because the Contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Contract Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the Subaccounts by canceling Accumulation Units from the Variable Account.

   For Contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.

EARNINGS PRESERVATION BENEFIT RIDER

   If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

GUARANTEED MINIMUM INCOME BENEFIT RIDER

   We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.

   If you select a GMIB rider, we assess a charge during the accumulation phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "LIVING BENEFITS--Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.

   The GMIB rider charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary, up to and including the Anniversary on or immediately preceding the date the rider is exercised.

   If you: make a complete withdrawal (surrender) of your Contract Value; begin to receive annuity payments; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of annuity payments, the change of Owner/Annuitant, or the assignment.

   If a GMIB rider is terminated for the following reasons, a pro rata portion of the GMIB rider charge will not be assessed: the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); because it is the 30th day following the Contract Anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus
II); or the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I or GMIB Plus II).

   The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

   For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I), on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

   If you selected the GMIB Plus II rider with a contract issued prior to February 24, 2009, the rider charge is 0.80% (0.75% for New York) of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% (0.95% for New York) of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

   If you selected the GMIB Plus I with a contract issued prior to February 26, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

   If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

   If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.

LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT--RIDER CHARGE

   There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

   If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.

   For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the Contract Anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)

   For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") on the Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (See "GUARANTEED WITHDRAWAL BENEITS--Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)

   If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

   If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

   The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

   We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


   If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


   For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

   For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

   If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

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   The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single
Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

   For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.

   For contracts issued with the Enhanced GWB rider prior to July 16, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

   The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.

   If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.

   Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

   The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")

PREMIUM AND OTHER TAX CHARGES

   We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments,

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earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

   Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

   Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

   An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

   The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).


   We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or
(ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our current established administrative procedures).


   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

   Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in

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effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

   Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

   Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

   There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)

   For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

   In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

   You select an annuity payment option by written request to us and subject to any applicable federal tax law restrictions.

   If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

   The Contract offers the variable annuity payment options listed below.

      Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

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      Variable Life Income. We will make variable payments which will continue:
   while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

      Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

      Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


   You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

   Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

   You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

   Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.
----------
*It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

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   A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

   If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

   The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, and federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

   We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. THE ASSET-BASED INSURANCE CHARGE FOR ALL CLASSES INCREASES BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS

   At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age,
(ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

   The Fixed Account is not available under variable payment options. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.

   We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

   When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

   If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

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   For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                                LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS

   We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders--guaranteed income benefits and guaranteed withdrawal benefits:

Guaranteed Income Benefits

  .  Guaranteed Minimum Income Benefit Plus (GMIB Plus II)

  .  Guaranteed Minimum Income Benefit

   Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

   GMIB Plus I, GMIB II and GMIB I are not available for sale.

Guaranteed Withdrawal Benefits

  .  Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II)

  .  Guaranteed Withdrawal Benefit (Enhanced GWB)

   The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

   With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II for more information).

   LWG I and GWB I are not available for sale.

Guaranteed Asset Accumulation Benefit

   Prior to May 4, 2009, we offered the Guaranteed Minimum Accumulation Benefit
(GMAB). The GMAB is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.

                          GUARANTEED INCOME BENEFITS

   At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a

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predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL CONTRACT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

   There are four versions of the GMIB under this Contract:

  .  GMIB Plus II

  .  GMIB Plus I (formerly, the Predictor Plus)

  .  GMIB II (formerly, the Predictor)

  .  GMIB I

   GMIB Plus I, GMIB II and GMIB I are not available for sale.

   Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

   INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR CONTRACT VALUE OR A MINIMUM RETURN FOR ANY SUBACCOUNT. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

   THE GMIB RIDER CHARGE. Rider charges are 1.00% for GMIB Plus II (0.95% in New York), 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

   For Contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the Income Base (0.75% for New
York). For Contracts issued on and after February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 1.00% of the Income Base (0.95% for New York). For Contracts issued with the version of the GMIB Plus II rider with an Annual Increase Rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

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   For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

   If you selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base as noted above. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

   The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "LIVING BENEFITS--Guaranteed Income Benefits" for information on Optional Step-Ups.) Upon full withdrawal, annuitization change of Owner/Annuitant or assignment of the Contract, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

   The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

   THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in Contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued from February 24, 2009 through May 1, 2009 in all states except New York and prior to May 1, 2009 in New York State, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued in all states except New York before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

   The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.

   If you exercise the GMIB rider, your annuity payments will be the greater of:

  . the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

  . the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS".)

   If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.


   TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax, and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

   CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following versions of the GMIB are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments"): GMIB I, GMIB Plus I, and GMIB Plus II.


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   OWNERSHIP.  If the Owner is a natural person, the Owner must be the
Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner or oldest Joint Owner or, if the owner is a non-natural person, the Annuitant.

   GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Reset/Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

   Additionally, the GMIB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a Beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the Owner's death, and also prohibit payments for as long as the Beneficiary's life in certain circumstances.

   (See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB PLUS II

   In states where approved, GMIB Plus II rider is available only for Owners up through age 78, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

   Income Base.  The Income Base is the greater of (a) or (b) below.

      (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

      (b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the Contract Anniversary prior to the Owner's 91st birthday and 0% thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:

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             (1) The withdrawal adjustment for each withdrawal in a Contract
          Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
          (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

   As described in (1) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (2) immediately above.

   (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)

   For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up. Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.

   In determining GMIB Plus II annuity income, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.

   OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF (A) MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

   An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

   You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect

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through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

   We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

   The Optional Step-Up:

      (1) resets the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

      (2) resets GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and

      (3) For Contracts issued in New York State, an Optional Step-Up also resets the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount (if greater than the maximum Annual Increase Amount prior to the Optional Step-Up).

      (4) may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

   In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

   On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect GMIB Plus II, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.

   GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.

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   By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

      (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

      (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

   For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included.

   The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

   The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.

   The Guaranteed Principal Option is not available in the State of Washington.

   EXERCISING THE GMIB PLUS II RIDER. If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:

      (1) Life annuity with 5 years of annuity payments guaranteed.

      (2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants (who are not spouses) is greater than 10 years. (See "ANNUITY PAYMENTS.")

Option (2) is available in New York State only if the youngest Annuitant is age 35 or older. These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

   The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

   If you exercise GMIB Plus II, your annuity payments will be the greater of:

  . the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

  . the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS.")

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   If the amount of the guaranteed minimum lifetime income that the GMIB Plus
II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

   If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

   The GMIB purchase payout rates are enhanced under the following circumstances (not applicable to Contracts issued in New York State). If:

  .  you take no withdrawals prior to age 62;

  . your Contract Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

  . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

   then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).

   Alternatively, if:

  .  you take no withdrawals prior to age 60;

  . your Contract Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

  . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

   then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

   If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the Contract was continued. If the spouse elects to continue the contract and the Owner has not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

   If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.

   TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:

      a) The 30th day following the Contract Anniversary prior to your 91st birthday;

      b) The date you make a complete withdrawal of your Contract Value (if there is an Income Base remaining, you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

      c) The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

      d) Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

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      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

      f) The effective date of the Guaranteed Principal Option; or

      g) The date you assign your Contract (a pro rata portion of the rider charge will be assessed).

   Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

   When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.

   (See Appendix D for examples illustrating the operation of GMIB Plus II.)

   For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:

      (1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

      (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

      (3) Different investment allocation restrictions apply. (See "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders.")

      (4) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

      (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

      (6) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or
   (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

      (7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

   For Contracts issued in all states except New York before February 24, 2009, differences (1) through (4) as well as (7) above apply, and the following replaces differences (5) and (6):

      (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.
   (6) The GMIB payout rates are enhanced to be at least 6% of the

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   Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

   For Contracts issued in New York State on or prior to May 1, 2009, differences (1), (2) and (3) apply, the following replaces differences (4),
(5) and (6), and there is an additional difference (7) and (8):

      (4) The GMIB annuity rates for ages 85-90 are the same as those for age
   84;

      (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

      (6) The joint and last survivor annuity option is only available if the oldest annuitant's attained age is 55 or older.

      (7) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

      (8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base.

DESCRIPTION OF GMIB PLUS I (FORMERLY, THE PREDICTOR PLUS)

   In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.

   GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

      (1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.

      (2) An "Optional Step-Up" under GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

      (3) If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

      (4) The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary and through the contract anniversary prior to the Owner's 86th birthday.

      (5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.

      (6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

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      (7) Termination provision g) above does not apply, and the following replaces termination provision a), above:

          The 30th day following the Contract Anniversary on or following your 85th birthday.

      and the following replaces termination provision d), above:

          Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.

      (8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.

      (9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
   (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


      (10) If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value as described in "THE
   CONTRACTS--Investment Allocation Restrictions for Certain Riders."


   You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.

   For Contracts issued before July 16, 2007, the enhanced GMIB purchase payout rates described in item (9) above will not be applied.

   For Contracts issued before February 26, 2007, we offered a version of GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge of up to 1.50% upon the exercise of the Optional Reset feature). If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base. (See Appendix D for examples of the GMIB.)

   For Contracts issued before February 27, 2006, you may elect an Optional Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base. If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

DESCRIPTION OF GMIB II (FORMERLY, THE PREDICTOR)

   In states where approved, GMIB II was available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.

   GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:

      (1) The additional charge for GMIB II is lower (see "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider").

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      (2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

          a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and

          b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

      (3) There is no Guaranteed Principal Option.

      (4) There is no Optional Reset feature.

      (5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

      (6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum and GMIB payout rates are not enhanced.

      (7) The following replaces termination provision a), above:

   The 30th day following the Contract Anniversary on or following your 85th birthday.

      (8) The following replaces termination provision d), above:

          Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.

      (9) The following replaces termination provision e), above:

          A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant.

      (10) Termination provisions f) and g), above, do not apply.

      (11) There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.


      (12) Subsequent purchase payments are not currently restricted under the GMIB II.


   (See Appendix D for examples illustrating the operation of GMIB II.)

DESCRIPTION OF GMIB I

   The GMIB I Rider is not available for sale.

   In states where approved, you could only elect GMIB I at the time you purchased the Contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

   GMIB I is identical to GMIB II, with the following exceptions:

      (1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II--Income Base", except that:

          a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

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          b) The annual increase rate is 6% per year through the Contract
       Anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and

          (c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

      (2) The following replaces termination provision d), above:

      Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.

      (3) If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider. For more information on when we may or may not terminate your Contract, see "THE CONTRACTS--Inactive Contracts".


      (4) Subsequent purchase payments are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."


   We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.

                        GUARANTEED WITHDRAWAL BENEFITS

   We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this Contract:

  .  Lifetime Withdrawal Guarantee II ("LWG II")

  .  Lifetime Withdrawal Guarantee I ("LWG I")

  .  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .  Guaranteed Withdrawal Benefit I ("GWB I")

   LWG I and GWB I are no longer available for sale. There may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.

   Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

   If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for the Lifetime Withdrawal Guarantee I: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified

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Contracts). You may not have this benefit and another living benefit (GMIB or
GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS

   MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II--Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge.")

   IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

   GWB AND LWG RIDER CHARGES. If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.

   The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Total Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)

   For Contracts with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata

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portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

   We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs.

   If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

   For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

   For contracts issued with the Lifetime Withdrawal Guarantee I, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

   If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Remaining Guaranteed Withdrawal Amount") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Benefit Base") equals zero.

   WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge" and "THE CONTRACTS--Systematic Withdrawals.")

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   TAXES.  Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

   TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE CONTRACT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


   CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following Guaranteed Withdrawal Benefits are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments): Enhanced GWB, LWG I, and LWG II.


   GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

   Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.

   (See Appendix E for examples of the GWB riders.)

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

   TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any Withdrawal Charge) reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

   REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual

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Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 591/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).

   7.25% COMPOUNDING INCOME AMOUNT. For Contracts issued in all states except New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

      6% COMPOUNDING INCOME AMOUNT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

      If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or
   (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66 , the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

   AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 91st birthday (or, for Contracts issued in New York State with the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

   The Automatic Annual Step-Up:

  . resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;

  . resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version was elected, reset the Annual Benefit Payment equal to

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     4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse is at least age 63); and


  . may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.


   For contracts issued before February 24, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

   In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

   For contracts issued before February 24, 2009. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.

   ANNUAL BENEFIT PAYMENT. For Contracts issued in all states except New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).

      ANNUAL BENEFIT PAYMENT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse reaches age 63).

IT IS IMPORTANT TO NOTE:

  . If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse

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     are at least age 59 1/2), we will continue to pay the Annual Benefit
     Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments even if your Contract Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.

  .  If you take your first withdrawal on or after the date you reach age
     59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation, and, for Contracts issued in New York State, if you take your first withdrawal when you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Contract Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

  . If you take your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


  . You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee II and Annuitization" below)


   MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NONNATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).

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   IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL
REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE CONTRACT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero. An Excess Withdrawal that reduces the Contract Value to zero will terminate the Contract.

   You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

   REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "THE CONTRACTS--Investment Allocation Restrictions For Certain Riders". If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

   JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See "THE CONTRACTS--Options for Death Proceeds.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the Contract and LWG II rider by the spouse will be based on the age of the Contract Owner, or oldest Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above). In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the Contract Owner under the Joint Life version of the LWG II.

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   For contracts issued prior to February 24, 2009, the current charge for the
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)

   For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State (see "Annual Benefit Payment" above).

   CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Investment Allocation Restrictions For Certain Riders" will no longer apply. The variable annuity Contract, however, will continue.

   If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:

      (a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

      (b) is the Contract Value on the date of cancellation.

   The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.

   Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

   The Guaranteed Principal Adjustment is not available in the State of Washington.

   TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

      (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

      (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

      (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value and your Contract is thereby terminated (whatever Contract Value is available will be

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   applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the Contract);

      (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

      (5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

      (6) the effective date of the cancellation of the rider;

      (7) termination of the Contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed);

      (8) the date you assign your Contract, (a pro rata portion of the rider charge will be assessed); or.

      (9) only for Contracts issued in New York State with the Joint Life version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

   Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

   Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


   LIFETIME WITHDRAWAL GUARANTEE II AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Contract Value on the Maturity Date.

   If you annuitize at the latest date permitted, you must elect one of the following options:

      (1) Annuitize the Contract Value under the Contract's annuity provisions.

      (2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

      (3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

   If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust


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your annuity payment or the Annuity Option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the LWG II rider.


   ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

   Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

   We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

   In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.

   TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

   REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference

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between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the
Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

   COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or
(b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

   ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

   AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the Owner's 86th birthday.

   RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit--Rider Charge").


   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider, you are limited to allocating your purchase payments and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

   BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

   The Benefit Base is equal to:

  .  Your initial purchase payment, increased by the 5% GWB Bonus Amount;

  .  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;

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  .  Reduced dollar for dollar by Benefits Paid, which are withdrawals
     (including any applicable Withdrawal Charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and


  . If a Benefit Paid from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


   (See Appendix E for examples of how withdrawals affect the Benefit Base.)

   ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

   MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Contract Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

   (See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

   You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

   REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. The frequency of your withdrawals must be annual. The Automated Required Minimum

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Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

   GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

   OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the Owner (or the oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. An Optional Reset will:

  . Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

  . Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

  . Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

   You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Contract Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person).

   We must receive your request for a one time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

   If you elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Contract Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

   In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one- time Optional Reset or reinstate Automatic Annual Resets.)

   It is possible to elect a one-time Optional Reset when the Contract Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Contract Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the

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Contract Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a onetime Optional Reset when your Contract Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Contract Value is larger than the Guaranteed Withdrawal Amount.

   Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

   For Contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent Contract Anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available

   CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

   TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

      (1) the date you make a full withdrawal of your Contract Value;

      (2) the date you apply all of your Contract Value to an annuity option;

      (3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);

      (4) the date we receive due proof of the Owner's death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;

      (5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract);

      (6) The effective date of cancellation of the rider; or

      (7) the termination of your Contract.


   ENHANCED GWB AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value.


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   If you annuitize at the latest date permitted, you must elect one of the following options:

      (1) Annuitize the Contract Value under the Contract's annuity provisions.

      (2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

   If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


   ADDITIONAL INFORMATION. If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

   If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

   If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant , if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

   We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

   The GWB I rider is no longer available for sale. The GWB I rider is the same as the Enhanced GWB rider described above, with the following differences:

      (1) there is no favorable treatment of required minimum distributions;

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      (2) the GWB I rider charge continues even if your Benefit Base equals zero;

      (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;

      (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;

      (5) you do not have the ability to cancel the rider following your fifth Contract Anniversary; and

      (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

   By endorsement, the GWB I rider has been enhanced so that items (1) and
(2) above no longer apply and the interval between Optional Resets in item
(3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

   The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. The GMAB guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.


   If you elected the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of the Asset Allocation subaccounts available in your Contract (the MetLife Moderate to Aggressive Allocation Subaccount and the MetLife Aggressive Allocation Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect.


   The Asset Allocation subaccount you choose will determine the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

                                               GUARANTEED AMOUNT
                                                (% OF PURCHASE   YEARS TO RIDER
 ASSET ALLOCATION SUBACCOUNT                       PAYMENTS)     MATURITY DATE
 ---------------------------                   ----------------- --------------
 MetLife Conservative Allocation Subaccount...        130%          10 years
 MetLife Conservative to Moderate Allocation
   Subaccount.................................        120%          10 years
 MetLife Moderate Allocation Subaccount.......        110%          10 years

   For more information on the Asset Allocation subaccounts, please see "Investment Advice" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.

   You may elect the GMAB rider when you purchase the Contract, up through age
80. However, you may not elect the GMAB rider if you have also elected the Enhanced Death Benefit rider, a GWB rider or a GMIB rider.

   BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge

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for the GMAB. There is a maximum Guaranteed Accumulation Amount for your
Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

   On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.

 EXAMPLE:

      Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

   The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.

   Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

   At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

   If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

   If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

   Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.

 EXAMPLE:

      Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

      In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


   CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Guaranteed Minimum Accumulation Benefit are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."


   RIDER TERMINATION.  The GMAB rider will terminate at the earliest of:
(1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

   Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

   CANCELLATION. You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.

GMAB RIDER CHARGE

   The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.

   GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

   The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*

                                                                       WITHDRAWAL GUARANTEES
                                                      --------------------------------------------------------
                                                               LIFETIME
                                   INCOME                     WITHDRAWAL
                                 GUARANTEES                    GUARANTEE                    ENHANCED
                                 GMIB PLUS II                   I & II                        GWB
--------------------------------------------------------------------------------------------------------------
LIFETIME INCOME           Yes (after waiting period)  Yes (if first withdrawal on              No
                                                         or after age 59 1/2)
--------------------------------------------------------------------------------------------------------------
BENEFIT RIDER INVOLVES               Yes                          No                           No
ANNUITIZATION
--------------------------------------------------------------------------------------------------------------
WITHDRAWALS PERMITTED/1/    Prior to annuitization                Yes                         Yes
--------------------------------------------------------------------------------------------------------------
WAITING PERIOD            Must wait 10 years to       None (age 59 1/2 for                    None
                          annuitize under rider;      lifetime withdrawals)
                          Optional Step-Up restarts
                          waiting period;
                          Withdrawals available
                          immediately
--------------------------------------------------------------------------------------------------------------
RESET/STEP-UP                        Yes                          Yes                         Yes
--------------------------------------------------------------------------------------------------------------
MAY INVEST IN VARIABLE      Prior to annuitization                Yes                         Yes
ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT ALLOCATION                Yes                          Yes                          No
REQUIREMENTS
--------------------------------------------------------------------------------------------------------------
ABILITY TO CANCEL RIDER   Yes, after 10 years, can    Yes, at 5th, 10th & 15th     Yes, within 90 days after
                          take lump-sum option        Contract Anniversary,        5th Contract Anniversary
                          under the GPO provisions    annually thereafter; or,
                                                      lump-sum option under
                                                      the GPA provisions after
                                                      15 years
--------------------------------------------------------------------------------------------------------------
DEATH BENEFIT             Prior to annuitization,     Contract death benefit or    Ability to receive Benefit
                          Contract death benefit      alternate rider death        Base in series of
                          available/2/                benefit; ability to receive  payments instead of
                                                      Remaining Guaranteed         Contract death benefit
                                                      Withdrawal Amount in
                                                      series of payments
                                                      instead of Contract death
                                                      benefit
--------------------------------------------------------------------------------------------------------------
CURRENT RIDER CHARGES/3/  GMIB Plus II: 1.00%         LWG II: 1.25% (Single           Enhanced GWB: 0.55%
                                                      Life version) or 1.50%
                                                      (Joint Life version);
                                                      LWG I: 0.50% (Single Life
                                                      version) or 0.70% (Joint
                                                      Life version)
--------------------------------------------------------------------------------------------------------------

----------
*For a description of the GMAB, GMIB I, GMIB II, GMIB Plus I and GWB I riders, which are no longer available, see "Living Benefits" above.

/1/Withdrawals will reduce the living and death benefits and Contract Value.

/2/If the Contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "ANNUITY PAYMENTS" and the rider descriptions for more information.

/3/Certain rider charges may increase upon a Optional Reset or Optional
  Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the Income Base. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" and the individual rider descriptions for more information.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a) of the Code ("Qualified Plans");
   and

      2. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

   A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

   Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

   OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

   The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  .  made on or after the taxpayer reaches age 59 1/2;

  .  made on or after the death of an Owner;

  .  attributable to the taxpayer's becoming disabled;

  . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

  . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

   In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

   The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.

   Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from nonqualified annuity contracts (as well as interest, dividends and certain other items).

   The new 3.8% Medicare tax is imposed on the lesser of

      1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

      2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

   "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC (S)(S)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

   The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


   PARTIAL ANNUITIZATION. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-162 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

   FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


   INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

   SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


   ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be

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subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.

   Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

   In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

   DEATH BENEFITS. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

   ELIGIBLE SECTION 457(B) PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

   REQUIRED MINIMUM DISTRIBUTIONS ("RMDS"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

   Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

   SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For RMDs following the death of the Owner or Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

                                     A-105

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   OTHER TAX ISSUES.  Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective
March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

   TAX CREDITS AND DEDUCTIONS. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

   GUARANTEED BENEFITS. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

   The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

   We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

   COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a

                                     A-106

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beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

   GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

   PUERTO RICO TAX CONSIDERATIONS. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

   We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

   Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

   We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote

                                     A-107

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your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

   We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

   The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all amounts allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, and the American Funds Growth Allocation Portfolio for the services it provides in marketing the Funds' shares in connection with the Contract.

   Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

   With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

   Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

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   Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

   Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

   In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

   Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

   The commissions payable for Contract sales by selling firms (affiliated and non affiliated) will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

   Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


   We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., MetLife Investors Distribution Company, Walnut Street Securities, Inc. , and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                      THE OPERATION OF THE FIXED ACCOUNT

   The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.

                                     A-109

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   Because of exemptive and exclusionary provisions, interests in the Fixed
Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. You can contact us or consult your registered representative for our current limits.

   Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

   A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

   Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.

   We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon. SEE the Statement of Additional Information.

   We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

   For more information on the Fixed Account please refer to the Statement of Additional Information.

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                      INVESTMENT PERFORMANCE INFORMATION

   We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and
(iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.

YIELDS

   The current yield of the BlackRock Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

   The yield of a subaccount (beside the BlackRock Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

   The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.

NON-STANDARD RETURN

   "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

   We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and

Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

   We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

   We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

   We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.

OTHER PERFORMANCE

   In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

   In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

   It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS

   Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897 or visiting our website at www.metlife.com/new-england-financial.

                           ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   The following tables show the Accumulation Unit Values through December 31, 2012 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2012, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2012. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing or calling New England Securities Corporation, 1095 Avenue of the Americas, New York, NY 10036 1-800-777-5897 or visiting our website at www.metlife.com/new-england-financial.


                           ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
  American Forerunner -- 1.15
   AllianceBernstein Global Dynamic
     Allocation Sub-Account (Class B)
     04/30/2012 to 12/31/2012.............  10.245077   10.612658     99,494
   American Funds(R) Balanced Allocation
     Sub-Account (Class C)
     04/28/2008 to 12/31/2008.............  10.008739    7.023763  2,139,300
     01/01/2009 to 12/31/2009.............   7.023763    8.979691  5,447,997
     01/01/2010 to 12/31/2010.............   8.979691    9.956569  6,349,814
     01/01/2011 to 12/31/2011.............   9.956569    9.633560  6,081,118
     01/01/2012 to 12/31/2012.............   9.633560   10.811188  5,926,671
   American Funds(R) Growth Allocation
     Sub-Account (Class C)
     04/28/2008 to 12/31/2008.............   9.998740    6.370796  5,674,388
     01/01/2009 to 12/31/2009.............   6.370796    8.441748 10,182,097
     01/01/2010 to 12/31/2010.............   8.441748    9.470459 10,163,815
     01/01/2011 to 12/31/2011.............   9.470459    8.919288 10,183,069
     01/01/2012 to 12/31/2012.............   8.919288   10.241451 10,252,599
   American Funds(R) Moderate Allocation
     Sub-Account (Class C)
     04/28/2008 to 12/31/2008.............  10.018739    7.698627  1,998,760
     01/01/2009 to 12/31/2009.............   7.698627    9.391199  5,262,900
     01/01/2010 to 12/31/2010.............   9.391199   10.203579  5,362,969
     01/01/2011 to 12/31/2011.............  10.203579   10.106437  5,211,389
     01/01/2012 to 12/31/2012.............  10.106437   11.073144  5,176,856
   AQR Global Risk Balanced Sub-Account
     (Class B)
     04/30/2012 to 12/31/2012.............  11.182316   11.610367    340,839

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Baillie Gifford International Stock
     Sub-Account (Class B) (previously
     Artio International Stock
     Sub-Account (Class B))
     05/01/2004 to 12/31/2004.............   1.221093    1.397216  1,227,378
     01/01/2005 to 12/31/2005.............   1.397216    1.624204  3,844,781
     01/01/2006 to 12/31/2006.............   1.624204    1.866242  5,748,730
     01/01/2007 to 12/31/2007.............   1.866242    2.030547  6,339,042
     01/01/2008 to 12/31/2008.............   2.030547    1.119223  7,948,500
     01/01/2009 to 12/31/2009.............   1.119223    1.348577  9,683,460
     01/01/2010 to 12/31/2010.............   1.348577    1.424628  8,787,565
     01/01/2011 to 12/31/2011.............   1.424628    1.124830  8,283,177
     01/01/2012 to 12/31/2012.............   1.124830    1.327252  8,407,953
   Baillie Gifford International Stock
     Sub-Account (Class E) (previously
     Artio International Stock
     Sub-Account (Class E))
     01/01/2003 to 12/31/2003.............   0.958679    1.212108  9,382,604
     01/01/2004 to 12/31/2004.............   1.212108    1.414070 10,047,349
     01/01/2005 to 12/31/2005.............   1.414070    1.646785  9,262,176
     01/01/2006 to 12/31/2006.............   1.646785    1.892721  8,542,749
     01/01/2007 to 12/31/2007.............   1.892721    2.061892  7,354,196
     01/01/2008 to 12/31/2008.............   2.061892    1.137322  7,170,716
     01/01/2009 to 12/31/2009.............   1.137322    1.371249  7,152,856
     01/01/2010 to 12/31/2010.............   1.371249    1.450971  6,470,512
     01/01/2011 to 12/31/2011.............   1.450971    1.147816  5,957,099
     01/01/2012 to 12/31/2012.............   1.147816    1.354683  5,681,855
   Barclays Capital Aggregate Bond Index
     Sub-Account
     01/01/2003 to 12/31/2003.............   1.236460    1.263646  9,580,256
     01/01/2004 to 12/31/2004.............   1.263646    1.297178 11,900,128
     01/01/2005 to 12/31/2005.............   1.297178    1.306147 14,339,751
     01/01/2006 to 12/31/2006.............   1.306147    1.340487 15,246,938
     01/01/2007 to 12/31/2007.............   1.340487    1.413341 14,789,032
     01/01/2008 to 12/31/2008.............   1.413341    1.475806 12,927,831
     01/01/2009 to 12/31/2009.............   1.475806    1.531582 14,536,998
     01/01/2010 to 12/31/2010.............   1.531582    1.600271 13,986,740
     01/01/2011 to 12/31/2011.............   1.600271    1.697236 12,692,881
     01/01/2012 to 12/31/2012.............   1.697236    1.738545 11,872,842
   BlackRock Aggressive Growth
     Sub-Account (Class B)
     05/01/2004 to 12/31/2004.............  34.939028   38.800924      8,169
     01/01/2005 to 12/31/2005.............  38.800924   42.360155     21,964
     01/01/2006 to 12/31/2006.............  42.360155   44.585585     48,714
     01/01/2007 to 12/31/2007.............  44.585585   52.991867     71,893
     01/01/2008 to 12/31/2008.............  52.991867   28.371329     88,238
     01/01/2009 to 12/31/2009.............  28.371329   41.807049    113,098
     01/01/2010 to 12/31/2010.............  41.807049   47.526146     96,932
     01/01/2011 to 12/31/2011.............  47.526146   45.459426     91,328
     01/01/2012 to 12/31/2012.............  45.459426   49.741859     89,237

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   BlackRock Bond Income Sub-Account
     (Class B)
     01/01/2003 to 12/31/2003.............   4.401486    4.594079  4,102,407
     01/01/2004 to 12/31/2004.............   4.594079    4.730889  5,962,426
     01/01/2005 to 12/31/2005.............   4.730889    4.777709  7,142,220
     01/01/2006 to 12/31/2006.............   4.777709    4.918626  7,522,271
     01/01/2007 to 12/31/2007.............   4.918626    5.154892  7,063,348
     01/01/2008 to 12/31/2008.............   5.154892    4.909032  5,787,885
     01/01/2009 to 12/31/2009.............   4.909032    5.298563  5,471,023
     01/01/2010 to 12/31/2010.............   5.298563    5.660638  5,566,268
     01/01/2011 to 12/31/2011.............   5.660638    5.948863  4,946,245
     01/01/2012 to 12/31/2012.............   5.948863    6.308687  4,466,716
   BlackRock Diversified Sub-Account
     (Class B)
     05/01/2004 to 12/31/2004.............  36.941912   39.924032     17,530
     01/01/2005 to 12/31/2005.............  39.924032   40.581393     32,172
     01/01/2006 to 12/31/2006.............  40.581393   44.229038     41,317
     01/01/2007 to 12/31/2007.............  44.229038   46.176288     48,017
     01/01/2008 to 12/31/2008.............  46.176288   34.251139     49,567
     01/01/2009 to 12/31/2009.............  34.251139   39.615952     48,916
     01/01/2010 to 12/31/2010.............  39.615952   42.810934     52,682
     01/01/2011 to 12/31/2011.............  42.810934   43.841347     52,369
     01/01/2012 to 12/31/2012.............  43.841347   48.584846     48,363
   BlackRock Global Tactical Strategies
     Sub-Account (Class B)
     04/30/2012 to 12/31/2012.............   9.999413   10.340549    230,100
   BlackRock Large Cap Core Sub-Account
     04/30/2007 to 12/31/2007.............   8.290231    8.375437    475,242
     01/01/2008 to 12/31/2008.............   8.375437    5.190547    508,205
     01/01/2009 to 12/31/2009.............   5.190547    6.116214    651,374
     01/01/2010 to 12/31/2010.............   6.116214    6.799357    650,958
     01/01/2011 to 12/31/2011.............   6.799357    6.738930    635,085
     01/01/2012 to 12/31/2012.............   6.738930    7.554984    615,818
   BlackRock Large Cap Sub-Account
     (previously BlackRock Large Cap
     Sub-Account)
     01/01/2003 to 12/31/2003.............   4.935465    6.338206    420,746
     01/01/2004 to 12/31/2004.............   6.338206    6.929556    622,871
     01/01/2005 to 12/31/2005.............   6.929556    7.077751    612,453
     01/01/2006 to 12/31/2006.............   7.077751    7.964984    514,294
     01/01/2007 to 04/27/2007.............   7.964984    8.359930          0
   BlackRock Large Cap Value Sub-Account
     (Class B)
     05/01/2004 to 12/31/2004.............   1.074511    1.187350  1,779,030
     01/01/2005 to 12/31/2005.............   1.187350    1.239040  3,199,011
     01/01/2006 to 12/31/2006.............   1.239040    1.459220  4,651,289
     01/01/2007 to 12/31/2007.............   1.459220    1.487583  6,643,621
     01/01/2008 to 12/31/2008.............   1.487583    0.954237  7,976,000
     01/01/2009 to 12/31/2009.............   0.954237    1.047603  9,478,366
     01/01/2010 to 12/31/2010.............   1.047603    1.128063  8,432,200
     01/01/2011 to 12/31/2011.............   1.128063    1.138050  7,638,778
     01/01/2012 to 12/31/2012.............   1.138050    1.282124  7,535,088

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   BlackRock Large Cap Value Sub-Account
     (Class E)
     01/01/2003 to 12/31/2003.............   0.793741    1.062518  2,038,338
     01/01/2004 to 12/31/2004.............   1.062518    1.190256  3,754,139
     01/01/2005 to 12/31/2005.............   1.190256    1.243644  3,394,211
     01/01/2006 to 12/31/2006.............   1.243644    1.465566  3,610,207
     01/01/2007 to 12/31/2007.............   1.465566    1.496121  3,903,735
     01/01/2008 to 12/31/2008.............   1.496121    0.960759  3,627,371
     01/01/2009 to 12/31/2009.............   0.960759    1.055927  3,123,089
     01/01/2010 to 12/31/2010.............   1.055927    1.137833  2,942,951
     01/01/2011 to 12/31/2011.............   1.137833    1.148780  2,716,260
     01/01/2012 to 12/31/2012.............   1.148780    1.296126  2,423,737
   BlackRock Legacy Large Cap Growth
     Sub-Account (Class B)
     05/01/2004 to 12/31/2004.............   2.375262    2.606996    350,302
     01/01/2005 to 12/31/2005.............   2.606996    2.751324    757,219
     01/01/2006 to 12/31/2006.............   2.751324    2.825633    887,193
     01/01/2007 to 12/31/2007.............   2.825633    3.307992  1,134,135
     01/01/2008 to 12/31/2008.............   3.307992    2.070212  1,395,870
     01/01/2009 to 12/31/2009.............   2.070212    2.793630  2,080,167
     01/01/2010 to 12/31/2010.............   2.793630    3.299377  1,933,195
     01/01/2011 to 12/31/2011.............   3.299377    2.963107  1,764,552
     01/01/2012 to 12/31/2012.............   2.963107    3.341252  1,950,381
   BlackRock Legacy Large Cap Growth
     Sub-Account (Class B) (formerly FI
     Large Cap Sub-Account)
     05/01/2006 to 12/31/2006.............  17.509536   17.742684      4,682
     01/01/2007 to 12/31/2007.............  17.742684   18.191648     16,795
     01/01/2008 to 12/31/2008.............  18.191648    9.899608     21,313
     01/01/2009 to 05/01/2009.............   9.899608   10.339751          0
   BlackRock Legacy Large Cap Growth
     Sub-Account (Class E)
     01/01/2003 to 12/31/2003.............   1.834426    2.446494  4,355,028
     01/01/2004 to 12/31/2004.............   2.446494    2.626601  5,025,000
     01/01/2005 to 12/31/2005.............   2.626601    2.774555  4,418,744
     01/01/2006 to 12/31/2006.............   2.774555    2.852573  3,974,723
     01/01/2007 to 12/31/2007.............   2.852573    3.342657  3,563,998
     01/01/2008 to 12/31/2008.............   3.342657    2.093982  3,054,506
     01/01/2009 to 12/31/2009.............   2.093982    2.828166  2,730,728
     01/01/2010 to 12/31/2010.............   2.828166    3.344473  2,486,429
     01/01/2011 to 12/31/2011.............   3.344473    3.006641  2,215,464
     01/01/2012 to 12/31/2012.............   3.006641    3.393381  2,027,004
   BlackRock Money Market Sub-Account
     (Class B)
     01/01/2003 to 12/31/2003.............   2.332852    2.318973  6,195,400
     01/01/2004 to 12/31/2004.............   2.318973    2.309213  6,704,053
     01/01/2005 to 12/31/2005.............   2.309213    2.343071  6,730,542
     01/01/2006 to 12/31/2006.............   2.343071    2.421770  7,612,640
     01/01/2007 to 12/31/2007.............   2.421770    2.509184  8,588,411
     01/01/2008 to 12/31/2008.............   2.509184    2.544886 13,450,403
     01/01/2009 to 12/31/2009.............   2.544886    2.522157 12,458,522
     01/01/2010 to 12/31/2010.............   2.522157    2.493317  9,891,974
     01/01/2011 to 12/31/2011.............   2.493317    2.464885  8,545,366
     01/01/2012 to 12/31/2012.............   2.464885    2.436547  7,514,649

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Clarion Global Real Estate Sub-Account
     05/01/2004 to 12/31/2004.............   9.999055   12.855176    389,828
     01/01/2005 to 12/31/2005.............  12.855176   14.397050  1,237,659
     01/01/2006 to 12/31/2006.............  14.397050   19.581741  1,855,516
     01/01/2007 to 12/31/2007.............  19.581741   16.451894  1,946,537
     01/01/2008 to 12/31/2008.............  16.451894    9.485788  2,056,888
     01/01/2009 to 12/31/2009.............   9.485788   12.634529  2,157,734
     01/01/2010 to 12/31/2010.............  12.634529   14.501833  1,932,568
     01/01/2011 to 12/31/2011.............  14.501833   13.535474  1,738,076
     01/01/2012 to 12/31/2012.............  13.535474   16.857347  1,628,498
   Davis Venture Value Sub-Account (Class
     B)
     05/01/2004 to 12/31/2004.............   2.925848    3.154211  2,118,582
     01/01/2005 to 12/31/2005.............   3.154211    3.429931  6,914,939
     01/01/2006 to 12/31/2006.............   3.429931    3.876398 10,590,474
     01/01/2007 to 12/31/2007.............   3.876398    3.998279 12,408,677
     01/01/2008 to 12/31/2008.............   3.998279    2.390441 13,943,753
     01/01/2009 to 12/31/2009.............   2.390441    3.111053 16,190,594
     01/01/2010 to 12/31/2010.............   3.111053    3.435676 15,390,850
     01/01/2011 to 12/31/2011.............   3.435676    3.251478 14,428,600
     01/01/2012 to 12/31/2012.............   3.251478    3.619636 13,442,678
   Davis Venture Value Sub-Account (Class
     E)
     01/01/2003 to 12/31/2003.............   2.221384    2.870941 11,135,852
     01/01/2004 to 12/31/2004.............   2.870941    3.182610 14,532,812
     01/01/2005 to 12/31/2005.............   3.182610    3.465227 14,852,787
     01/01/2006 to 12/31/2006.............   3.465227    3.919203 14,265,655
     01/01/2007 to 12/31/2007.............   3.919203    4.045854 13,051,767
     01/01/2008 to 12/31/2008.............   4.045854    2.421367 11,828,331
     01/01/2009 to 12/31/2009.............   2.421367    3.155534 10,957,471
     01/01/2010 to 12/31/2010.............   3.155534    3.488089 10,226,156
     01/01/2011 to 12/31/2011.............   3.488089    3.304179  9,157,539
     01/01/2012 to 12/31/2012.............   3.304179    3.681063  8,265,423
   FI Value Leaders Sub-Account (Class B)
     05/01/2004 to 12/31/2004.............   2.365503    2.672659     80,300
     01/01/2005 to 12/31/2005.............   2.672659    2.917798    476,645
     01/01/2006 to 12/31/2006.............   2.917798    3.220868    977,870
     01/01/2007 to 12/31/2007.............   3.220868    3.309276  1,135,793
     01/01/2008 to 12/31/2008.............   3.309276    1.992201    962,880
     01/01/2009 to 12/31/2009.............   1.992201    2.392582    930,635
     01/01/2010 to 12/31/2010.............   2.392582    2.702936    958,127
     01/01/2011 to 12/31/2011.............   2.702936    2.501500    803,212
     01/01/2012 to 12/31/2012.............   2.501500    2.855308    683,458
   FI Value Leaders Sub-Account (Class E)
     01/01/2003 to 12/31/2003.............   1.917471    2.402457    743,172
     01/01/2004 to 12/31/2004.............   2.402457    2.697006  1,058,978
     01/01/2005 to 12/31/2005.............   2.697006    2.946950  1,051,934
     01/01/2006 to 12/31/2006.............   2.946950    3.256193  1,110,483
     01/01/2007 to 12/31/2007.............   3.256193    3.348856  1,006,488
     01/01/2008 to 12/31/2008.............   3.348856    2.018308    865,847
     01/01/2009 to 12/31/2009.............   2.018308    2.427375    852,064
     01/01/2010 to 12/31/2010.............   2.427375    2.745099    834,399
     01/01/2011 to 12/31/2011.............   2.745099    2.542878    763,367
     01/01/2012 to 12/31/2012.............   2.542878    2.905509    671,437

                                              1.15% VARIABLE ACCOUNT CHARGE
                                           -----------------------------------
                                              AUV AT     AUV AT    ACCUM UNITS
                                           BEGINNING OF ENDING OF    END OF
                                              PERIOD     PERIOD      PERIOD
                                           ------------ ---------- -----------
   Harris Oakmark International
     Sub-Account (Class B)
     05/01/2003 to 12/31/2003.............    0.878540    1.182011  2,995,185
     01/01/2004 to 12/31/2004.............    1.182011    1.408279  9,968,061
     01/01/2005 to 12/31/2005.............    1.408279    1.590425 16,284,269
     01/01/2006 to 12/31/2006.............    1.590425    2.025872 20,405,438
     01/01/2007 to 12/31/2007.............    2.025872    1.980184 21,282,940
     01/01/2008 to 12/31/2008.............    1.980184    1.157172 20,184,851
     01/01/2009 to 12/31/2009.............    1.157172    1.773824 19,792,655
     01/01/2010 to 12/31/2010.............    1.773824    2.041480 19,526,650
     01/01/2011 to 12/31/2011.............    2.041480    1.730480 19,922,850
     01/01/2012 to 12/31/2012.............    1.730480    2.210992 19,008,139
   Harris Oakmark International
     Sub-Account (Class E)
     01/01/2003 to 12/31/2003.............    0.886504    1.184423  1,543,584
     01/01/2004 to 12/31/2004.............    1.184423    1.413075  2,533,199
     01/01/2005 to 12/31/2005.............    1.413075    1.596359  3,197,476
     01/01/2006 to 12/31/2006.............    1.596359    2.035584  3,474,457
     01/01/2007 to 12/31/2007.............    2.035584    1.992066  3,459,660
     01/01/2008 to 12/31/2008.............    1.992066    1.165262  2,773,250
     01/01/2009 to 12/31/2009.............    1.165262    1.788581  2,513,838
     01/01/2010 to 12/31/2010.............    1.788581    2.059983  2,360,210
     01/01/2011 to 12/31/2011.............    2.059983    1.748928  2,304,971
     01/01/2012 to 12/31/2012.............    1.748928    2.234895  1,977,106
   Invesco Balanced-Risk Allocation
     Sub-Account (Class B)
     04/30/2012 to 12/31/2012.............    1.010755    1.049792  2,453,823
   Invesco Small Cap Growth Sub-account
     01/01/2003 to 12/31/2003.............    0.849902    1.166732  2,056,754
     01/01/2004 to 12/31/2004.............    1.166732    1.227546  2,741,236
     01/01/2005 to 12/31/2005.............    1.227546    1.313857  3,080,384
     01/01/2006 to 12/31/2006.............    1.313857    1.483088  2,830,369
     01/01/2007 to 12/31/2007.............    1.483088    1.628351  2,498,856
     01/01/2008 to 12/31/2008.............    1.628351    0.986272  2,237,821
     01/01/2009 to 12/31/2009.............    0.986272    1.304737  2,219,860
     01/01/2010 to 12/31/2010.............    1.304737    1.627539  1,903,533
     01/01/2011 to 12/31/2011.............    1.627539    1.591574  1,733,598
     01/01/2012 to 12/31/2012.............    1.591574    1.860107  1,820,244
   Janus Forty Sub-Account
     04/30/2007 to 12/31/2007.............  155.288878  190.818735     11,955
     01/01/2008 to 12/31/2008.............  190.818735  109.412134     70,483
     01/01/2009 to 12/31/2009.............  109.412134  154.513021    109,518
     01/01/2010 to 12/31/2010.............  154.513021  167.100753    101,151
     01/01/2011 to 12/31/2011.............  167.100753  152.730026     89,343
     01/01/2012 to 12/31/2012.............  152.730026  184.967587     82,277
   Jennison Growth Sub-Account (Class B)
     05/01/2005 to 12/31/2005.............    0.412046    0.495770    372,314
     01/01/2006 to 12/31/2006.............    0.495770    0.502487    834,092
     01/01/2007 to 12/31/2007.............    0.502487    0.553280  1,110,375
     01/01/2008 to 12/31/2008.............    0.553280    0.347050  1,270,553
     01/01/2009 to 12/31/2009.............    0.347050    0.478815  3,406,704
     01/01/2010 to 12/31/2010.............    0.478815    0.526895  3,728,902
     01/01/2011 to 12/31/2011.............    0.526895    0.522037  4,698,221
     01/01/2012 to 12/31/2012.............    0.522037    0.596318  9,104,119

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Jennison Growth Sub-Account (Class B)
     (previously Oppenheimer Capital
     Appreciation Sub-Account)
     05/01/2005 to 12/31/2005.............   8.032014    8.735738     29,894
     01/01/2006 to 12/31/2006.............   8.735738    9.293841     78,596
     01/01/2007 to 12/31/2007.............   9.293841   10.499744    169,622
     01/01/2008 to 12/31/2008.............  10.499744    5.611086    222,689
     01/01/2009 to 12/31/2009.............   5.611086    7.971071    276,528
     01/01/2010 to 12/31/2010.............   7.971071    8.620409    253,624
     01/01/2011 to 12/31/2011.............   8.620409    8.404385    230,490
     01/01/2012 to 04/27/2012.............   8.404385    9.462599          0
   Jennison Growth Sub-Account (Class B)
     (previously Met/Putnam Voyager
     Sub-Account (Class B))
     05/01/2004 to 12/31/2004.............   0.426835    0.446336     83,090
     01/01/2005 to 04/30/2005.............   0.446336    0.407095          0
   Jennison Growth Sub-Account (Class E)
     05/01/2005 to 12/31/2005.............   0.412329    0.496830  3,192,387
     01/01/2006 to 12/31/2006.............   0.496830    0.503929  3,201,902
     01/01/2007 to 12/31/2007.............   0.503929    0.555641  2,656,436
     01/01/2008 to 12/31/2008.............   0.555641    0.348382  2,346,588
     01/01/2009 to 12/31/2009.............   0.348382    0.481750  2,510,651
     01/01/2010 to 12/31/2010.............   0.481750    0.530733  2,481,292
     01/01/2011 to 12/31/2011.............   0.530733    0.526288  2,433,704
     01/01/2012 to 12/31/2012.............   0.526288    0.601288  2,900,310
   Jennison Growth Sub-Account (Class E)
     (previously Met/Putnam Voyager
     Sub-Account (Class E))
     01/01/2003 to 12/31/2003.............   0.347152    0.431385  3,578,139
     01/01/2004 to 12/31/2004.............   0.431385    0.446340  3,453,420
     01/01/2005 to 04/30/2005.............   0.446340    0.411153          0
   JPMorgan Global Active Allocation
     Sub-Account (Class B)
     04/30/2012 to 12/31/2012.............   1.012809    1.051842    295,712
   Legg Mason ClearBridge Aggressive
     Growth Sub-Account (Class B)
     (previously Legg Mason Partners
     Aggressive Growth Sub-Account)
     01/01/2003 to 12/31/2003.............   0.530690    0.681507  2,098,484
     01/01/2004 to 12/31/2004.............   0.681507    0.730558  2,428,212
     01/01/2005 to 12/31/2005.............   0.730558    0.820277  2,795,359
     01/01/2006 to 12/31/2006.............   0.820277    0.796827  3,757,688
     01/01/2007 to 12/31/2007.............   0.796827    0.805523  3,722,075
     01/01/2008 to 12/31/2008.............   0.805523    0.485322  3,438,939
     01/01/2009 to 12/31/2009.............   0.485322    0.637914  3,391,763
     01/01/2010 to 12/31/2010.............   0.637914    0.780628  3,752,180
     01/01/2011 to 12/31/2011.............   0.780628    0.796782  3,431,654
     01/01/2012 to 12/31/2012.............   0.796782    0.933397  4,177,761
   Legg Mason ClearBridge Aggressive
     Growth Sub-Account (Class B)
     (previously Legg Mason Value Equity
     Sub-Account (Class B))
     05/01/2006 to 12/31/2006.............   9.519843   10.222985     69,097
     01/01/2007 to 12/31/2007.............  10.222985    9.508568     96,051
     01/01/2008 to 12/31/2008.............   9.508568    4.265892    114,583
     01/01/2009 to 12/31/2009.............   4.265892    5.818360    124,340
     01/01/2010 to 12/31/2010.............   5.818360    6.173739    113,568
     01/01/2011 to 04/29/2011.............   6.173739    6.569951          0

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Legg Mason ClearBridge Aggressive
     Growth Sub-Account (Class E)
     05/02/2011 to 12/31/2011.............   0.664107   0.603415   5,224,014
     01/01/2012 to 12/31/2012.............   0.603415   0.707228   4,626,180
   Legg Mason ClearBridge Aggressive
     Growth Sub-Account (Class E)
     (previously Legg Mason Value Equity
     Sub-Account (Class E))
     05/01/2006 to 12/31/2006.............   0.959845   1.031132   4,063,270
     01/01/2007 to 12/31/2007.............   1.031132   0.960042   3,952,730
     01/01/2008 to 12/31/2008.............   0.960042   0.431079   4,302,123
     01/01/2009 to 12/31/2009.............   0.431079   0.587925   4,108,673
     01/01/2010 to 12/31/2010.............   0.587925   0.624066   3,942,076
     01/01/2011 to 04/29/2011.............   0.624066   0.664170           0
   Loomis Sayles Small Cap Core
     Sub-Account (Class B)
     05/01/2004 to 12/31/2004.............   2.401208   2.725367     300,389
     01/01/2005 to 12/31/2005.............   2.725367   2.874174   1,328,797
     01/01/2006 to 12/31/2006.............   2.874174   3.307237   2,293,441
     01/01/2007 to 12/31/2007.............   3.307237   3.649272   2,877,648
     01/01/2008 to 12/31/2008.............   3.649272   2.306703   3,215,282
     01/01/2009 to 12/31/2009.............   2.306703   2.962767   3,694,704
     01/01/2010 to 12/31/2010.............   2.962767   3.725842   3,314,495
     01/01/2011 to 12/31/2011.............   3.725842   3.695806   2,896,934
     01/01/2012 to 12/31/2012.............   3.695806   4.174605   2,797,182
   Loomis Sayles Small Cap Core
     Sub-Account (Class E)
     01/01/2003 to 12/31/2003.............   1.774194   2.390252   3,539,781
     01/01/2004 to 12/31/2004.............   2.390252   2.745768   4,603,794
     01/01/2005 to 12/31/2005.............   2.745768   2.898261   4,742,441
     01/01/2006 to 12/31/2006.............   2.898261   3.338152   4,422,117
     01/01/2007 to 12/31/2007.............   3.338152   3.686879   3,933,129
     01/01/2008 to 12/31/2008.............   3.686879   2.332819   3,505,825
     01/01/2009 to 12/31/2009.............   2.332819   2.999167   3,027,847
     01/01/2010 to 12/31/2010.............   2.999167   3.775484   2,589,672
     01/01/2011 to 12/31/2011.............   3.775484   3.748848   2,234,996
     01/01/2012 to 12/31/2012.............   3.748848   4.238650   1,932,205
   Loomis Sayles Small Cap Growth
     Sub-Account
     01/01/2003 to 12/31/2003.............   0.626836   0.896067   4,615,868
     01/01/2004 to 12/31/2004.............   0.896067   0.984537   6,743,180
     01/01/2005 to 12/31/2005.............   0.984537   1.016048   8,146,418
     01/01/2006 to 12/31/2006.............   1.016048   1.102095   9,589,427
     01/01/2007 to 12/31/2007.............   1.102095   1.136435   9,641,364
     01/01/2008 to 12/31/2008.............   1.136435   0.659333  10,254,621
     01/01/2009 to 12/31/2009.............   0.659333   0.845220  10,427,941
     01/01/2010 to 12/31/2010.............   0.845220   1.097485   9,719,492
     01/01/2011 to 12/31/2011.............   1.097485   1.114747   8,804,707
     01/01/2012 to 12/31/2012.............   1.114747   1.221981   8,344,641

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Lord Abbett Bond Debenture Sub-Account
     01/01/2003 to 12/31/2003.............   1.366619    1.609827  4,577,028
     01/01/2004 to 12/31/2004.............   1.609827    1.721334  9,039,529
     01/01/2005 to 12/31/2005.............   1.721334    1.727117 12,161,562
     01/01/2006 to 12/31/2006.............   1.727117    1.863611 14,355,332
     01/01/2007 to 12/31/2007.............   1.863611    1.962852 15,753,529
     01/01/2008 to 12/31/2008.............   1.962852    1.579380 13,447,224
     01/01/2009 to 12/31/2009.............   1.579380    2.135462 12,870,565
     01/01/2010 to 12/31/2010.............   2.135462    2.384763 11,760,674
     01/01/2011 to 12/31/2011.............   2.384763    2.462675 10,915,476
     01/01/2012 to 12/31/2012.............   2.462675    2.749556  9,761,695
   Lord Abbett Mid Cap Value Sub-Account
     04/30/2012 to 12/31/2012.............   2.619431    2.697291  7,948,204
   Lord Abbett Mid Cap Value Sub-Account
     (previously Neuberger Berman Mid Cap
     Value Sub-Account)
     01/01/2003 to 12/31/2003.............   1.347093    1.813282  2,573,919
     01/01/2004 to 12/31/2004.............   1.813282    2.198692  5,209,970
     01/01/2005 to 12/31/2005.............   2.198692    2.432881  8,256,813
     01/01/2006 to 12/31/2006.............   2.432881    2.674453  9,986,489
     01/01/2007 to 12/31/2007.............   2.674453    2.728070 10,970,053
     01/01/2008 to 12/31/2008.............   2.728070    1.416431 11,677,205
     01/01/2009 to 12/31/2009.............   1.416431    2.068733 11,108,702
     01/01/2010 to 12/31/2010.............   2.068733    2.577824  9,642,458
     01/01/2011 to 12/31/2011.............   2.577824    2.378328  8,641,192
     01/01/2012 to 04/27/2012.............   2.378328    2.632222          0
   Met/Artisan Mid Cap Value Sub-Account
     (Class B)
     05/01/2004 to 12/31/2004.............   3.096339    3.365533  1,370,253
     01/01/2005 to 12/31/2005.............   3.365533    3.650141  3,318,068
     01/01/2006 to 12/31/2006.............   3.650141    4.047789  4,449,531
     01/01/2007 to 12/31/2007.............   4.047789    3.718169  4,485,320
     01/01/2008 to 12/31/2008.............   3.718169    1.979894  4,563,854
     01/01/2009 to 12/31/2009.............   1.979894    2.763609  4,591,313
     01/01/2010 to 12/31/2010.............   2.763609    3.135268  4,256,470
     01/01/2011 to 12/31/2011.............   3.135268    3.300660  3,793,319
     01/01/2012 to 12/31/2012.............   3.300660    3.640603  3,563,500
   Met/Artisan Mid Cap Value Sub-Account
     (Class E)
     01/01/2003 to 12/31/2003.............   2.416310    3.163837 11,636,252
     01/01/2004 to 12/31/2004.............   3.163837    3.433184 14,747,612
     01/01/2005 to 12/31/2005.............   3.433184    3.727094 13,867,196
     01/01/2006 to 12/31/2006.............   3.727094    4.137273 12,094,110
     01/01/2007 to 12/31/2007.............   4.137273    3.804158 10,867,283
     01/01/2008 to 12/31/2008.............   3.804158    2.027693  9,689,704
     01/01/2009 to 12/31/2009.............   2.027693    2.833091  8,769,675
     01/01/2010 to 12/31/2010.............   2.833091    3.217247  7,915,072
     01/01/2011 to 12/31/2011.............   3.217247    3.390385  6,845,528
     01/01/2012 to 12/31/2012.............   3.390385    3.743338  5,952,725
   Met/Franklin Income Sub-Account (Class
     C)
     04/28/2008 to 12/31/2008.............   9.998740    8.000140     17,561
     01/01/2009 to 12/31/2009.............   8.000140   10.109506    128,691
     01/01/2010 to 12/31/2010.............  10.109506   11.175256    201,272
     01/01/2011 to 12/31/2011.............  11.175256   11.283513    254,207
     01/01/2012 to 12/31/2012.............  11.283513   12.547281    232,617

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Met/Franklin Low Duration Total Return
     Sub-Account
     05/02/2011 to 12/31/2011.............   9.988425    9.783548     42,984
     01/01/2012 to 12/31/2012.............   9.783548   10.096437     68,595
   Met/Franklin Mutual Shares Sub-Account
     (Class C)
     04/28/2008 to 12/31/2008.............   9.998740    6.611535     25,904
     01/01/2009 to 12/31/2009.............   6.611535    8.162357    132,588
     01/01/2010 to 12/31/2010.............   8.162357    8.958528    235,164
     01/01/2011 to 12/31/2011.............   8.958528    8.807874    199,418
     01/01/2012 to 12/31/2012.............   8.807874    9.918288    200,388
   Met/Franklin Templeton Founding
     Strategy Sub-Account (Class C)
     04/28/2008 to 12/31/2008.............   9.998740    7.045771    385,070
     01/01/2009 to 12/31/2009.............   7.045771    8.953873    738,878
     01/01/2010 to 12/31/2010.............   8.953873    9.740721    812,459
     01/01/2011 to 12/31/2011.............   9.740721    9.460054    808,468
     01/01/2012 to 12/31/2012.............   9.460054   10.859140    730,212
   Met/Templeton Growth Sub-Account
     (Class C)
     04/28/2008 to 12/31/2008.............   9.998740    6.580617     14,195
     01/01/2009 to 12/31/2009.............   6.580617    8.627477     90,419
     01/01/2010 to 12/31/2010.............   8.627477    9.182058    112,822
     01/01/2011 to 12/31/2011.............   9.182058    8.451242    106,201
     01/01/2012 to 12/31/2012.............   8.451242   10.209960    129,095
   MetLife Aggressive Strategy Sub-Account
     05/02/2011 to 12/31/2011.............  12.344913   10.590019    844,841
     01/01/2012 to 12/31/2012.............  10.590019   12.220931    764,602
   MetLife Aggressive Strategy
     Sub-Account (previously MetLife
     Aggressive Allocation Sub-Account)
     05/01/2005 to 12/31/2005.............   9.999055   11.169288     24,530
     01/01/2006 to 12/31/2006.............  11.169288   12.770955    349,460
     01/01/2007 to 12/31/2007.............  12.770955   13.036832    595,402
     01/01/2008 to 12/31/2008.............  13.036832    7.674550    762,897
     01/01/2009 to 12/31/2009.............   7.674550    9.975845    884,467
     01/01/2010 to 12/31/2010.............   9.975845   11.409204    905,435
     01/01/2011 to 04/29/2011.............  11.409204   12.381697          0
   MetLife Balanced Plus Sub-Account
     04/30/2012 to 12/31/2012.............  10.026427   10.509204    134,455
   MetLife Conservative Allocation
     Sub-Account
     05/01/2005 to 12/31/2005.............   9.999055   10.317034      7,268
     01/01/2006 to 12/31/2006.............  10.317034   10.902214     59,113
     01/01/2007 to 12/31/2007.............  10.902214   11.377287    282,342
     01/01/2008 to 12/31/2008.............  11.377287    9.628698    792,455
     01/01/2009 to 12/31/2009.............   9.628698   11.472322  1,541,408
     01/01/2010 to 12/31/2010.............  11.472322   12.481166  2,022,129
     01/01/2011 to 12/31/2011.............  12.481166   12.740046  2,118,894
     01/01/2012 to 12/31/2012.............  12.740046   13.749661  2,448,576

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   MetLife Conservative to Moderate
     Allocation Sub-Account
     05/01/2005 to 12/31/2005.............   9.999055   10.535322    151,983
     01/01/2006 to 12/31/2006.............  10.535322   11.396525    542,136
     01/01/2007 to 12/31/2007.............  11.396525   11.807528  1,911,543
     01/01/2008 to 12/31/2008.............  11.807528    9.151441  2,651,607
     01/01/2009 to 12/31/2009.............   9.151441   11.188809  3,381,292
     01/01/2010 to 12/31/2010.............  11.188809   12.335830  3,289,556
     01/01/2011 to 12/31/2011.............  12.335830   12.322980  3,314,000
     01/01/2012 to 12/31/2012.............  12.322980   13.577549  3,101,112
   MetLife Mid Cap Stock Index Sub-Account
     01/01/2003 to 12/31/2003.............   0.867483    1.153856  4,894,484
     01/01/2004 to 12/31/2004.............   1.153856    1.319938  7,335,056
     01/01/2005 to 12/31/2005.............   1.319938    1.461744  8,344,977
     01/01/2006 to 12/31/2006.............   1.461744    1.587065  9,084,788
     01/01/2007 to 12/31/2007.............   1.587065    1.686745  8,784,510
     01/01/2008 to 12/31/2008.............   1.686745    1.060829  8,755,243
     01/01/2009 to 12/31/2009.............   1.060829    1.434368  9,832,778
     01/01/2010 to 12/31/2010.............   1.434368    1.786577  8,895,273
     01/01/2011 to 12/31/2011.............   1.786577    1.727558  8,180,412
     01/01/2012 to 12/31/2012.............   1.727558    2.003639  7,850,227
   MetLife Moderate Allocation Sub-Account
     05/01/2005 to 12/31/2005.............   9.999055   10.766505    830,877
     01/01/2006 to 12/31/2006.............  10.766505   11.903852  2,840,488
     01/01/2007 to 12/31/2007.............  11.903852   12.278437  6,984,165
     01/01/2008 to 12/31/2008.............  12.278437    8.662263  9,916,917
     01/01/2009 to 12/31/2009.............   8.662263   10.835069 11,983,668
     01/01/2010 to 12/31/2010.............  10.835069   12.122005 12,357,965
     01/01/2011 to 12/31/2011.............  12.122005   11.819644 11,964,748
     01/01/2012 to 12/31/2012.............  11.819644   13.230887 11,600,585
   MetLife Moderate to Aggressive
     Allocation Sub-Account
     05/01/2005 to 12/31/2005.............   9.999055   10.992739    483,478
     01/01/2006 to 12/31/2006.............  10.992739   12.412295  3,516,873
     01/01/2007 to 12/31/2007.............  12.412295   12.741993 13,893,994
     01/01/2008 to 12/31/2008.............  12.741993    8.172701 18,895,032
     01/01/2009 to 12/31/2009.............   8.172701   10.429826 20,623,462
     01/01/2010 to 12/31/2010.............  10.429826   11.826184 19,173,594
     01/01/2011 to 12/31/2011.............  11.826184   11.250245 18,328,419
     01/01/2012 to 12/31/2012.............  11.250245   12.832094 17,737,906
   MetLife Stock Index Sub-Account
     01/01/2003 to 12/31/2003.............   2.766162    3.496726  3,440,780
     01/01/2004 to 12/31/2004.............   3.496726    3.811946  5,142,665
     01/01/2005 to 12/31/2005.............   3.811946    3.933377  5,401,947
     01/01/2006 to 12/31/2006.............   3.933377    4.479032  5,242,174
     01/01/2007 to 12/31/2007.............   4.479032    4.647803  4,774,960
     01/01/2008 to 12/31/2008.............   4.647803    2.882609  5,006,580
     01/01/2009 to 12/31/2009.............   2.882609    3.588294  5,828,952
     01/01/2010 to 12/31/2010.............   3.588294    4.061293  5,492,792
     01/01/2011 to 12/31/2011.............   4.061293    4.080605  4,965,282
     01/01/2012 to 12/31/2012.............   4.080605    4.656057  4,636,123

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   MFS(R) Investors Trust Sub-Account
     (Class B)
     05/01/2004 to 12/31/2004.............   7.787457   8.647002       9,665
     01/01/2005 to 12/31/2005.............   8.647002   9.138390      20,535
     01/01/2006 to 04/30/2006.............   9.138390   9.558607      29,169
   MFS(R) Investors Trust Sub-Account
     (Class E)
     01/01/2003 to 12/31/2003.............   0.658445   0.790862   2,467,604
     01/01/2004 to 12/31/2004.............   0.790862   0.869966   4,638,502
     01/01/2005 to 12/31/2005.............   0.869966   0.921227   4,584,532
     01/01/2006 to 04/30/2006.............   0.921227   0.963902           0
   MFS(R) Investors Trust Sub-Account
     (previously MFS(R) Research Managers
     Sub-Account)
     01/01/2003 to 12/31/2003.............   0.660811   0.809503   1,444,156
     01/01/2004 to 04/30/2004.............   0.809503   0.824834   1,931,513
   MFS(R) Research International
     Sub-Account
     01/01/2003 to 12/31/2003.............   0.740863   0.967070   5,529,748
     01/01/2004 to 12/31/2004.............   0.967070   1.142973   8,360,916
     01/01/2005 to 12/31/2005.............   1.142973   1.315501  10,997,444
     01/01/2006 to 12/31/2006.............   1.315501   1.645958  12,926,162
     01/01/2007 to 12/31/2007.............   1.645958   1.843291  13,818,599
     01/01/2008 to 12/31/2008.............   1.843291   1.050197  17,805,194
     01/01/2009 to 12/31/2009.............   1.050197   1.365904  19,077,577
     01/01/2010 to 12/31/2010.............   1.365904   1.504287  17,097,092
     01/01/2011 to 12/31/2011.............   1.504287   1.327790  16,001,332
     01/01/2012 to 12/31/2012.............   1.327790   1.531828  15,710,781
   MFS(R) Total Return Sub-Account
     05/01/2004 to 12/31/2004.............   3.836332   4.178340   2,030,803
     01/01/2005 to 12/31/2005.............   4.178340   4.248456   2,996,302
     01/01/2006 to 12/31/2006.............   4.248456   4.701210   3,176,630
     01/01/2007 to 12/31/2007.............   4.701210   4.838519   3,226,616
     01/01/2008 to 12/31/2008.............   4.838519   3.714131   2,711,425
     01/01/2009 to 12/31/2009.............   3.714131   4.343711   2,509,240
     01/01/2010 to 12/31/2010.............   4.343711   4.714789   2,388,428
     01/01/2011 to 12/31/2011.............   4.714789   4.761614   2,145,221
     01/01/2012 to 12/31/2012.............   4.761614   5.239168   1,919,764
   MFS(R) Total Return Sub-Account
     (previously Balanced Sub-Account)
     01/01/2003 to 12/31/2003.............   1.278296   1.511755   3,446,285
     01/01/2004 to 04/30/2004.............   1.511755   1.499786   4,349,772
   MFS(R) Value Sub-Account (Class B)
     05/01/2004 to 12/31/2004.............   1.230199   1.329755   2,077,579
     01/01/2005 to 12/31/2005.............   1.329755   1.292898   6,777,537
     01/01/2006 to 12/31/2006.............   1.292898   1.506150   7,944,239
     01/01/2007 to 12/31/2007.............   1.506150   1.428893   8,029,025
     01/01/2008 to 12/31/2008.............   1.428893   0.936451   8,573,069
     01/01/2009 to 12/31/2009.............   0.936451   1.116307   9,483,637
     01/01/2010 to 12/31/2010.............   1.116307   1.226916   9,505,617
     01/01/2011 to 12/31/2011.............   1.226916   1.220666   9,064,226
     01/01/2012 to 12/31/2012.............   1.220666   1.403545   8,561,645

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   MFS(R) Value Sub-Account (Class E)
     01/01/2003 to 12/31/2003.............   0.981280   1.215874   8,106,150
     01/01/2004 to 12/31/2004.............   1.215874   1.337643  11,067,763
     01/01/2005 to 12/31/2005.............   1.337643   1.301992  11,137,622
     01/01/2006 to 12/31/2006.............   1.301992   1.517964  10,194,359
     01/01/2007 to 12/31/2007.............   1.517964   1.441564   8,867,641
     01/01/2008 to 12/31/2008.............   1.441564   0.946068   7,557,362
     01/01/2009 to 12/31/2009.............   0.946068   1.128574   7,281,661
     01/01/2010 to 12/31/2010.............   1.128574   1.241225   6,987,280
     01/01/2011 to 12/31/2011.............   1.241225   1.236950   6,112,907
     01/01/2012 to 12/31/2012.............   1.236950   1.423187   5,105,383
   MLA Mid Cap Sub-Account
     01/01/2003 to 12/31/2003.............   0.969569   1.209365   3,066,916
     01/01/2004 to 12/31/2004.............   1.209365   1.367680   5,283,165
     01/01/2005 to 12/31/2005.............   1.367680   1.461043   5,799,526
     01/01/2006 to 12/31/2006.............   1.461043   1.656344   6,140,949
     01/01/2007 to 12/31/2007.............   1.656344   1.592926   7,222,657
     01/01/2008 to 12/31/2008.............   1.592926   0.971556   6,889,859
     01/01/2009 to 12/31/2009.............   0.971556   1.313523   6,664,418
     01/01/2010 to 12/31/2010.............   1.313523   1.595336   6,099,277
     01/01/2011 to 12/31/2011.............   1.595336   1.493923   5,074,869
     01/01/2012 to 12/31/2012.............   1.493923   1.554812   5,137,719
   MSCI EAFE(R) Index Sub-Account
     01/01/2003 to 12/31/2003.............   0.706210   0.957843   5,478,996
     01/01/2004 to 12/31/2004.............   0.957843   1.129340   8,721,376
     01/01/2005 to 12/31/2005.............   1.129340   1.260846  10,320,319
     01/01/2006 to 12/31/2006.............   1.260846   1.563644  11,042,309
     01/01/2007 to 12/31/2007.............   1.563644   1.708280  11,955,730
     01/01/2008 to 12/31/2008.............   1.708280   0.976071  12,740,429
     01/01/2009 to 12/31/2009.............   0.976071   1.237867  13,628,952
     01/01/2010 to 12/31/2010.............   1.237867   1.320550  13,082,892
     01/01/2011 to 12/31/2011.............   1.320550   1.140350  12,644,141
     01/01/2012 to 12/31/2012.............   1.140350   1.330424  12,198,755
   Morgan Stanley Mid Cap Growth
     Sub-Account
     05/03/2010 to 12/31/2010.............   1.330574   1.547910   3,895,134
     01/01/2011 to 12/31/2011.............   1.547910   1.424325   3,605,437
     01/01/2012 to 12/31/2012.............   1.424325   1.538642   3,510,961
   Morgan Stanley Mid Cap Growth
     Sub-Account (previously FI Mid Cap
     Opportunities Sub-Account)
     01/01/2003 to 12/31/2003.............   0.811726   1.140188   1,940,329
     01/01/2004 to 04/30/2004.............   1.140188   1.130795   2,954,746
   Morgan Stanley Mid Cap Growth
     Sub-Account (previously FI Mid Cap
     Opportunities Sub-Account and before
     that Janus Mid Cap Sub-Account))
     01/01/2003 to 12/31/2003.............   1.097491   1.456818   1,226,037
     01/01/2004 to 12/31/2004.............   1.456818   1.682450   4,503,752
     01/01/2005 to 12/31/2005.............   1.682450   1.774090   4,448,034
     01/01/2006 to 12/31/2006.............   1.774090   1.956578   4,127,653
     01/01/2007 to 12/31/2007.............   1.956578   2.090955   3,973,228
     01/01/2008 to 12/31/2008.............   2.090955   0.921211   3,921,022
     01/01/2009 to 12/31/2009.............   0.921211   1.216050   4,001,144
     01/01/2010 to 04/30/2010.............   1.216050   1.317217           0

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Neuberger Berman Genesis Sub-account
     (previously BlackRock Strategic
     Value Sub-Account (Class B))
     05/01/2004 to 12/31/2004.............   1.626631    1.833047  2,779,549
     01/01/2005 to 12/31/2005.............   1.833047    1.882997  5,523,544
     01/01/2006 to 12/31/2006.............   1.882997    2.167606  6,291,565
     01/01/2007 to 12/31/2007.............   2.167606    2.063593  6,557,708
     01/01/2008 to 12/31/2008.............   2.063593    1.253431  6,669,517
     01/01/2009 to 12/31/2009.............   1.253431    1.398131  7,019,257
     01/01/2010 to 12/31/2010.............   1.398131    1.677123  6,888,632
     01/01/2011 to 12/31/2011.............   1.677123    1.749284  6,038,408
     01/01/2012 to 12/31/2012.............   1.749284    1.897831  5,748,262
   Neuberger Berman Genesis Sub-account
     (previously BlackRock Strategic
     Value Sub-Account (Class E))
     01/01/2003 to 12/31/2003.............   1.089127    1.614079 17,079,781
     01/01/2004 to 12/31/2004.............   1.614079    1.837570 22,522,556
     01/01/2005 to 12/31/2005.............   1.837570    1.888488 20,398,176
     01/01/2006 to 12/31/2006.............   1.888488    2.177644 17,872,678
     01/01/2007 to 12/31/2007.............   2.177644    2.075611 15,735,424
     01/01/2008 to 12/31/2008.............   2.075611    1.261848 13,874,737
     01/01/2009 to 12/31/2009.............   1.261848    1.408603 13,709,982
     01/01/2010 to 12/31/2010.............   1.408603    1.691226 12,375,806
     01/01/2011 to 12/31/2011.............   1.691226    1.764859 10,583,644
     01/01/2012 to 12/31/2012.............   1.764859    1.917318  9,269,060
   Oppenheimer Global Equity Sub-Account
     05/01/2004 to 12/31/2004.............  12.983513   15.001713      7,183
     01/01/2005 to 12/31/2005.............  15.001713   17.200474     75,986
     01/01/2006 to 12/31/2006.............  17.200474   19.784749    221,134
     01/01/2007 to 12/31/2007.............  19.784749   20.781961    304,771
     01/01/2008 to 12/31/2008.............  20.781961   12.211547    300,693
     01/01/2009 to 12/31/2009.............  12.211547   16.876723    355,031
     01/01/2010 to 12/31/2010.............  16.876723   19.341051    393,488
     01/01/2011 to 12/31/2011.............  19.341051   17.513241    334,600
     01/01/2012 to 12/31/2012.............  17.513241   20.977864    346,506
   PIMCO Inflation Protection Bond
     Sub-Account
     05/01/2006 to 12/31/2006.............  11.078325   11.205166     64,045
     01/01/2007 to 12/31/2007.............  11.205166   12.272379    151,478
     01/01/2008 to 12/31/2008.............  12.272379   11.295897    916,660
     01/01/2009 to 12/31/2009.............  11.295897   13.182182  1,387,849
     01/01/2010 to 12/31/2010.............  13.182182   14.042861  1,539,017
     01/01/2011 to 12/31/2011.............  14.042861   15.429350  1,478,334
     01/01/2012 to 12/31/2012.............  15.429350   16.644782  1,534,108
   PIMCO Total Return Sub-Account
     01/01/2003 to 12/31/2003.............   1.141013    1.176541 29,020,116
     01/01/2004 to 12/31/2004.............   1.176541    1.220981 42,539,683
     01/01/2005 to 12/31/2005.............   1.220981    1.234188 53,067,828
     01/01/2006 to 12/31/2006.............   1.234188    1.275235 56,248,053
     01/01/2007 to 12/31/2007.............   1.275235    1.355933 55,723,578
     01/01/2008 to 12/31/2008.............   1.355933    1.345880 49,763,446
     01/01/2009 to 12/31/2009.............   1.345880    1.570362 54,550,963
     01/01/2010 to 12/31/2010.............   1.570362    1.679247 57,536,262
     01/01/2011 to 12/31/2011.............   1.679247    1.712715 51,688,809
     01/01/2012 to 12/31/2012.............   1.712715    1.849991 50,228,050

                                             1.15% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Pyramis(R) Government Income
     Sub-Account
     04/30/2012 to 12/31/2012.............  10.799742   10.985137     24,736
   RCM Technology Sub-Account
     01/01/2003 to 12/31/2003.............   0.297468    0.463355  6,874,562
     01/01/2004 to 12/31/2004.............   0.463355    0.438292 12,237,593
     01/01/2005 to 12/31/2005.............   0.438292    0.481024 11,341,203
     01/01/2006 to 12/31/2006.............   0.481024    0.500963 11,210,671
     01/01/2007 to 12/31/2007.............   0.500963    0.651313 11,514,422
     01/01/2008 to 12/31/2008.............   0.651313    0.357644 11,811,439
     01/01/2009 to 12/31/2009.............   0.357644    0.562065 12,707,254
     01/01/2010 to 12/31/2010.............   0.562065    0.709498 12,269,478
     01/01/2011 to 12/31/2011.............   0.709498    0.631997 12,400,634
     01/01/2012 to 12/31/2012.............   0.631997    0.700440 12,173,876
   Russell 2000(R) Index Sub-Account
     01/01/2003 to 12/31/2003.............   0.936873    1.349540  4,202,177
     01/01/2004 to 12/31/2004.............   1.349540    1.566231  7,033,204
     01/01/2005 to 12/31/2005.............   1.566231    1.614955  8,067,607
     01/01/2006 to 12/31/2006.............   1.614955    1.877218  8,902,863
     01/01/2007 to 12/31/2007.............   1.877218    1.824009  8,818,796
     01/01/2008 to 12/31/2008.............   1.824009    1.195970  8,219,937
     01/01/2009 to 12/31/2009.............   1.195970    1.485682  8,409,746
     01/01/2010 to 12/31/2010.............   1.485682    1.859058  7,628,362
     01/01/2011 to 12/31/2011.............   1.859058    1.759057  7,083,192
     01/01/2012 to 12/31/2012.............   1.759057    2.017956  6,627,772
   Schroders Global Multi-Asset
     Sub-Account
     04/30/2012 to 12/31/2012.............   1.010787    1.069986    744,411
   SSgA Growth and Income ETF Sub-Account
     05/01/2006 to 12/31/2006.............  10.528821   11.195806     19,800
     01/01/2007 to 12/31/2007.............  11.195806   11.664615     85,601
     01/01/2008 to 12/31/2008.............  11.664615    8.641254    164,786
     01/01/2009 to 12/31/2009.............   8.641254   10.668427    751,693
     01/01/2010 to 12/31/2010.............  10.668427   11.837243  1,722,681
     01/01/2011 to 12/31/2011.............  11.837243   11.826333  2,295,992
     01/01/2012 to 12/31/2012.............  11.826333   13.192105  2,273,830
   SSgA Growth ETF Sub-Account
     05/01/2006 to 12/31/2006.............  10.719973   11.451405     23,293
     01/01/2007 to 12/31/2007.............  11.451405   11.955814     46,159
     01/01/2008 to 12/31/2008.............  11.955814    7.922324     87,355
     01/01/2009 to 12/31/2009.............   7.922324   10.110710    323,788
     01/01/2010 to 12/31/2010.............  10.110710   11.409837    687,188
     01/01/2011 to 12/31/2011.............  11.409837   11.039492  1,206,145
     01/01/2012 to 12/31/2012.............  11.039492   12.553057  1,390,683
   T. Rowe Price Large Cap Growth
     Sub-Account
     05/01/2004 to 12/31/2004.............   1.132121    1.228822  1,449,526
     01/01/2005 to 12/31/2005.............   1.228822    1.291677  5,547,726
     01/01/2006 to 12/31/2006.............   1.291677    1.441446  7,160,330
     01/01/2007 to 12/31/2007.............   1.441446    1.555276  8,008,961
     01/01/2008 to 12/31/2008.............   1.555276    0.891682  8,861,861
     01/01/2009 to 12/31/2009.............   0.891682    1.260849  9,346,672
     01/01/2010 to 12/31/2010.............   1.260849    1.455137  8,850,807
     01/01/2011 to 12/31/2011.............   1.455137    1.419325  8,511,932
     01/01/2012 to 12/31/2012.............   1.419325    1.665020  8,403,729

                                                                                  1.15% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.456708   0.616917   5,668,644
   01/01/2004 to 12/31/2004....................................................   0.616917   0.718542  12,901,702
   01/01/2005 to 12/31/2005....................................................   0.718542   0.814249  19,229,605
   01/01/2006 to 12/31/2006....................................................   0.814249   0.854583  23,043,363
   01/01/2007 to 12/31/2007....................................................   0.854583   0.993758  25,073,979
   01/01/2008 to 12/31/2008....................................................   0.993758   0.591882  26,714,584
   01/01/2009 to 12/31/2009....................................................   0.591882   0.851179  27,235,237
   01/01/2010 to 12/31/2010....................................................   0.851179   1.074392  25,381,842
   01/01/2011 to 12/31/2011....................................................   1.074392   1.044634  23,527,949
   01/01/2012 to 12/31/2012....................................................   1.044634   1.173923  22,637,124
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.260567   1.346140     151,024
   01/01/2005 to 12/31/2005....................................................   1.346140   1.473388     708,562
   01/01/2006 to 12/31/2006....................................................   1.473388   1.509438   1,478,571
   01/01/2007 to 12/31/2007....................................................   1.509438   1.634326   1,792,516
   01/01/2008 to 12/31/2008....................................................   1.634326   1.028841   2,187,102
   01/01/2009 to 12/31/2009....................................................   1.028841   1.410025   2,509,463
   01/01/2010 to 12/31/2010....................................................   1.410025   1.877077   2,745,405
   01/01/2011 to 12/31/2011....................................................   1.877077   1.882513   3,174,110
   01/01/2012 to 12/31/2012....................................................   1.882513   2.156924   3,415,583
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.910648   2.028901   1,435,056
   01/01/2005 to 12/31/2005....................................................   2.028901   2.057148   4,955,681
   01/01/2006 to 12/31/2006....................................................   2.057148   2.131819   7,685,962
   01/01/2007 to 12/31/2007....................................................   2.131819   2.185365   8,845,406
   01/01/2008 to 12/31/2008....................................................   2.185365   1.831445   7,824,922
   01/01/2009 to 12/31/2009....................................................   1.831445   2.387927   6,763,685
   01/01/2010 to 12/31/2010....................................................   2.387927   2.654651   6,527,787
   01/01/2011 to 12/31/2011....................................................   2.654651   2.777506   6,305,166
   01/01/2012 to 12/31/2012....................................................   2.777506   3.055655   6,041,580
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.748698   1.944727   5,507,868
   01/01/2004 to 12/31/2004....................................................   1.944727   2.046945   8,185,861
   01/01/2005 to 12/31/2005....................................................   2.046945   2.077677   8,394,205
   01/01/2006 to 12/31/2006....................................................   2.077677   2.153702   7,962,524
   01/01/2007 to 12/31/2007....................................................   2.153702   2.211727   7,864,990
   01/01/2008 to 12/31/2008....................................................   2.211727   1.855921   5,862,575
   01/01/2009 to 12/31/2009....................................................   1.855921   2.421370   5,107,229
   01/01/2010 to 12/31/2010....................................................   2.421370   2.695854   4,684,247
   01/01/2011 to 12/31/2011....................................................   2.695854   2.823025   4,262,919
   01/01/2012 to 12/31/2012....................................................   2.823025   3.105846   3,730,139

                                                                     1.15% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................   1.579245    1.619580  2,054,332
   01/01/2005 to 12/31/2005.......................................   1.619580    1.623381  6,607,389
   01/01/2006 to 12/31/2006.......................................   1.623381    1.667697  8,653,084
   01/01/2007 to 12/31/2007.......................................   1.667697    1.715019  8,732,679
   01/01/2008 to 12/31/2008.......................................   1.715019    1.686333  9,173,702
   01/01/2009 to 12/31/2009.......................................   1.686333    1.735071  9,427,795
   01/01/2010 to 12/31/2010.......................................   1.735071    1.809442  8,605,220
   01/01/2011 to 12/31/2011.......................................   1.809442    1.882997  8,244,775
   01/01/2012 to 12/31/2012.......................................   1.882997    1.918083  8,023,520
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.600458    1.606657 10,414,448
   01/01/2004 to 12/31/2004.......................................   1.606657    1.632791 12,063,010
   01/01/2005 to 12/31/2005.......................................   1.632791    1.639669 11,770,403
   01/01/2006 to 12/31/2006.......................................   1.639669    1.685404 10,745,311
   01/01/2007 to 12/31/2007.......................................   1.685404    1.734878  9,495,932
   01/01/2008 to 12/31/2008.......................................   1.734878    1.707646  7,041,869
   01/01/2009 to 12/31/2009.......................................   1.707646    1.758779  6,430,199
   01/01/2010 to 12/31/2010.......................................   1.758779    1.837269  5,869,593
   01/01/2011 to 12/31/2011.......................................   1.837269    1.912249  4,970,870
   01/01/2012 to 12/31/2012.......................................   1.912249    1.949764  4,378,472
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.825548   15.562026    165,796
   01/01/2007 to 12/31/2007.......................................  15.562026   15.855269    691,490
   01/01/2008 to 12/31/2008.......................................  15.855269   14.172696    684,203
   01/01/2009 to 12/31/2009.......................................  14.172696   15.737409    809,413
   01/01/2010 to 12/31/2010.......................................  15.737409   16.518743    734,723
   01/01/2011 to 12/31/2011.......................................  16.518743   17.283935    766,914
   01/01/2012 to 12/31/2012.......................................  17.283935   17.958188    717,134
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.081548    1.637421  4,945,481
   01/01/2004 to 12/31/2004.......................................   1.637421    1.951751  9,266,699
   01/01/2005 to 12/31/2005.......................................   1.951751    2.412643 12,165,119
   01/01/2006 to 12/31/2006.......................................   2.412643    2.951478 15,102,207
   01/01/2007 to 12/31/2007.......................................   2.951478    3.533839 16,495,469
   01/01/2008 to 12/31/2008.......................................   3.533839    1.619536 17,411,843
   01/01/2009 to 12/31/2009.......................................   1.619536    2.575949 17,958,641
   01/01/2010 to 12/31/2010.......................................   2.575949    3.109521 16,410,861
   01/01/2011 to 12/31/2011.......................................   3.109521    2.479318 15,273,287
   01/01/2012 to 12/31/2012.......................................   2.479318    2.889073 14,708,045
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   8.553837   11.539710  3,886,871
   01/01/2004 to 12/31/2004.......................................  11.539710   12.800876  6,318,658
   01/01/2005 to 12/31/2005.......................................  12.800876   14.667370  7,944,020
   01/01/2006 to 12/31/2006.......................................  14.667370   15.941872  8,793,027
   01/01/2007 to 12/31/2007.......................................  15.941872   17.660120  8,829,483
   01/01/2008 to 12/31/2008.......................................  17.660120    9.756618  9,143,320
   01/01/2009 to 12/31/2009.......................................   9.756618   13.412801  9,669,853
   01/01/2010 to 12/31/2010.......................................  13.412801   15.697269  9,006,619
   01/01/2011 to 12/31/2011.......................................  15.697269   14.817433  8,165,753
   01/01/2012 to 12/31/2012.......................................  14.817433   17.224367  7,480,294

                                               1.15% VARIABLE ACCOUNT CHARGE
                                             ----------------------------------
                                                AUV AT     AUV AT   ACCUM UNITS
                                             BEGINNING OF ENDING OF   END OF
                                                PERIOD     PERIOD     PERIOD
                                             ------------ --------- -----------
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.................   6.876924    8.980345  4,125,345
   01/01/2004 to 12/31/2004.................   8.980345    9.773854  6,296,437
   01/01/2005 to 12/31/2005.................   9.773854   10.200482  7,723,449
   01/01/2006 to 12/31/2006.................  10.200482   11.588340  8,088,661
   01/01/2007 to 12/31/2007.................  11.588340   12.002585  7,801,254
   01/01/2008 to 12/31/2008.................  12.002585    7.355638  7,641,518
   01/01/2009 to 12/31/2009.................   7.355638    9.519414  7,597,212
   01/01/2010 to 12/31/2010.................   9.519414   10.459780  7,146,447
   01/01/2011 to 12/31/2011.................  10.459780   10.125901  6,406,090
   01/01/2012 to 12/31/2012.................  10.125901   11.729933  5,781,068


                           ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                        2.20% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
American Forerunner -- 2.20
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.137177   10.427165       0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.007589    6.973097       0
   01/01/2009 to 12/31/2009..........................................   6.973097    8.821827       0
   01/01/2010 to 12/31/2010..........................................   8.821827    9.679446       0
   01/01/2011 to 12/31/2011..........................................   9.679446    9.267807       0
   01/01/2012 to 12/31/2012..........................................   9.267807   10.291548       0
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.997589    6.324798       0
   01/01/2009 to 12/31/2009..........................................   6.324798    8.293283       0
   01/01/2010 to 12/31/2010..........................................   8.293283    9.206817       0
   01/01/2011 to 12/31/2011..........................................   9.206817    8.580581       0
   01/01/2012 to 12/31/2012..........................................   8.580581    9.749123       0
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.017588    7.643140       0
   01/01/2009 to 12/31/2009..........................................   7.643140    9.226164       0
   01/01/2010 to 12/31/2010..........................................   9.226164    9.919631       0
   01/01/2011 to 12/31/2011..........................................   9.919631    9.722805       0
   01/01/2012 to 12/31/2012..........................................   9.722805   10.540983       0
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.061450   11.404244     262

                                             2.20% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Baillie Gifford International Stock
     Sub-Account (Class B) (previously
     Artio International Stock
     Sub-Account (Class B))
     05/01/2004 to 12/31/2004.............   1.065074    1.210240    38,955
     01/01/2005 to 12/31/2005.............   1.210240    1.392205    29,796
     01/01/2006 to 12/31/2006.............   1.392205    1.583009    57,536
     01/01/2007 to 12/31/2007.............   1.583009    1.704290    83,475
     01/01/2008 to 12/31/2008.............   1.704290    0.929532   118,037
     01/01/2009 to 12/31/2009.............   0.929532    1.108312   118,860
     01/01/2010 to 12/31/2010.............   1.108312    1.158600   118,940
     01/01/2011 to 12/31/2011.............   1.158600    0.905236   123,471
     01/01/2012 to 12/31/2012.............   0.905236    1.056931   114,296
   Baillie Gifford International Stock
     Sub-Account (Class E) (previously
     Artio International Stock
     Sub-Account (Class E))
     01/01/2003 to 12/31/2003.............   0.848021    1.061006     2,237
     01/01/2004 to 12/31/2004.............   1.061006    1.224834     2,228
     01/01/2005 to 12/31/2005.............   1.224834    1.411556     2,219
     01/01/2006 to 12/31/2006.............   1.411556    1.605463     2,210
     01/01/2007 to 12/31/2007.............   1.605463    1.730593     2,200
     01/01/2008 to 12/31/2008.............   1.730593    0.944560     1,265
     01/01/2009 to 12/31/2009.............   0.944560    1.126941     1,256
     01/01/2010 to 12/31/2010.............   1.126941    1.180021       648
     01/01/2011 to 12/31/2011.............   1.180021    0.923732       109
     01/01/2012 to 12/31/2012.............   0.923732    1.078772         0
   Barclays Capital Aggregate Bond Index
     Sub-Account
     01/01/2003 to 12/31/2003.............   1.183930    1.197322   233,953
     01/01/2004 to 12/31/2004.............   1.197322    1.216221    52,976
     01/01/2005 to 12/31/2005.............   1.216221    1.211873    71,366
     01/01/2006 to 12/31/2006.............   1.211873    1.230779    70,018
     01/01/2007 to 12/31/2007.............   1.230779    1.284048   105,888
     01/01/2008 to 12/31/2008.............   1.284048    1.326761    62,767
     01/01/2009 to 12/31/2009.............   1.326761    1.362525    51,250
     01/01/2010 to 12/31/2010.............   1.362525    1.408765    50,577
     01/01/2011 to 12/31/2011.............   1.408765    1.478568    33,325
     01/01/2012 to 12/31/2012.............   1.478568    1.498651         0
   BlackRock Aggressive Growth
     Sub-Account (Class B)
     05/01/2004 to 12/31/2004.............  29.528498   32.564802         0
     01/01/2005 to 12/31/2005.............  32.564802   35.181834       324
     01/01/2006 to 12/31/2006.............  35.181834   36.644245       972
     01/01/2007 to 12/31/2007.............  36.644245   43.096000     1,142
     01/01/2008 to 12/31/2008.............  43.096000   22.830686     1,172
     01/01/2009 to 12/31/2009.............  22.830686   33.291259     2,998
     01/01/2010 to 12/31/2010.............  33.291259   37.450504       219
     01/01/2011 to 12/31/2011.............  37.450504   35.448373       204
     01/01/2012 to 12/31/2012.............  35.448373   38.380464        54

                                                                                   2.20% VARIABLE ACCOUNT CHARGE
                                                                                 ----------------------------------
                                                                                    AUV AT     AUV AT   ACCUM UNITS
                                                                                 BEGINNING OF ENDING OF   END OF
                                                                                    PERIOD     PERIOD     PERIOD
                                                                                 ------------ --------- -----------
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003.....................................................   3.592471    3.710502     9,484
   01/01/2004 to 12/31/2004.....................................................   3.710502    3.780980    20,644
   01/01/2005 to 12/31/2005.....................................................   3.780980    3.778624    21,119
   01/01/2006 to 12/31/2006.....................................................   3.778624    3.849555    13,969
   01/01/2007 to 12/31/2007.....................................................   3.849555    3.992112    16,300
   01/01/2008 to 12/31/2008.....................................................   3.992112    3.761891    12,966
   01/01/2009 to 12/31/2009.....................................................   3.761891    4.018002     9,093
   01/01/2010 to 12/31/2010.....................................................   4.018002    4.247748     9,395
   01/01/2011 to 12/31/2011.....................................................   4.247748    4.417546     9,161
   01/01/2012 to 12/31/2012.....................................................   4.417546    4.635563         0
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................  30.635232   32.878595       415
   01/01/2005 to 12/31/2005.....................................................  32.878595   33.071886        91
   01/01/2006 to 12/31/2006.....................................................  33.071886   35.669174       338
   01/01/2007 to 12/31/2007.....................................................  35.669174   36.848524       321
   01/01/2008 to 12/31/2008.....................................................  36.848524   27.045619       299
   01/01/2009 to 12/31/2009.....................................................  27.045619   30.955145       284
   01/01/2010 to 12/31/2010.....................................................  30.955145   33.102467       268
   01/01/2011 to 12/31/2011.....................................................  33.102467   33.545974       251
   01/01/2012 to 12/31/2012.....................................................  33.545974   36.785309       235
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012.....................................................   9.894088   10.159794       196
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007.....................................................   6.452878    6.473410     1,846
   01/01/2008 to 12/31/2008.....................................................   6.473410    3.969669         0
   01/01/2009 to 12/31/2009.....................................................   3.969669    4.628745         0
   01/01/2010 to 12/31/2010.....................................................   4.628745    5.092045         0
   01/01/2011 to 12/31/2011.....................................................   5.092045    4.994173     5,856
   01/01/2012 to 12/31/2012.....................................................   4.994173    5.540173     5,856
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003.....................................................   4.020285    5.109056         0
   01/01/2004 to 12/31/2004.....................................................   5.109056    5.527244         0
   01/01/2005 to 12/31/2005.....................................................   5.527244    5.586658         0
   01/01/2006 to 12/31/2006.....................................................   5.586658    6.221507     1,904
   01/01/2007 to 04/27/2007.....................................................   6.221507    6.507696         0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................   1.052091    1.154511         0
   01/01/2005 to 12/31/2005.....................................................   1.154511    1.192227     6,810
   01/01/2006 to 12/31/2006.....................................................   1.192227    1.389468    84,147
   01/01/2007 to 12/31/2007.....................................................   1.389468    1.401599   176,220
   01/01/2008 to 12/31/2008.....................................................   1.401599    0.889641   107,847
   01/01/2009 to 12/31/2009.....................................................   0.889641    0.966481    68,989
   01/01/2010 to 12/31/2010.....................................................   0.966481    1.029849    46,716
   01/01/2011 to 12/31/2011.....................................................   1.029849    1.028135    36,588
   01/01/2012 to 12/31/2012.....................................................   1.028135    1.146135    26,204

                                                                                     2.20% VARIABLE ACCOUNT CHARGE
                                                                                   ----------------------------------
                                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                                   BEGINNING OF ENDING OF   END OF
                                                                                      PERIOD     PERIOD     PERIOD
                                                                                   ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................................   0.788172    1.044060    7,861
   01/01/2004 to 12/31/2004.......................................................   1.044060    1.157334   15,772
   01/01/2005 to 12/31/2005.......................................................   1.157334    1.196654   33,539
   01/01/2006 to 12/31/2006.......................................................   1.196654    1.395508   34,537
   01/01/2007 to 12/31/2007.......................................................   1.395508    1.409640   35,649
   01/01/2008 to 12/31/2008.......................................................   1.409640    0.895719   33,458
   01/01/2009 to 12/31/2009.......................................................   0.895719    0.974159   10,955
   01/01/2010 to 12/31/2010.......................................................   0.974159    1.038767   11,464
   01/01/2011 to 12/31/2011.......................................................   1.038767    1.037827    8,899
   01/01/2012 to 12/31/2012.......................................................   1.037827    1.158650        0
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................   2.149498    2.342840    3,511
   01/01/2005 to 12/31/2005.......................................................   2.342840    2.446796   13,081
   01/01/2006 to 12/31/2006.......................................................   2.446796    2.486696   20,230
   01/01/2007 to 12/31/2007.......................................................   2.486696    2.880635   22,491
   01/01/2008 to 12/31/2008.......................................................   2.880635    1.783832   23,845
   01/01/2009 to 12/31/2009.......................................................   1.783832    2.382042   22,491
   01/01/2010 to 12/31/2010.......................................................   2.382042    2.783925   27,582
   01/01/2011 to 12/31/2011.......................................................   2.783925    2.474117   26,959
   01/01/2012 to 12/31/2012.......................................................   2.474117    2.760575   25,026
  BlackRock Legacy Large Cap Growth Sub-Account (Class B) (formerly FI Large Cap
   Sub-Account)
   05/01/2006 to 12/31/2006.......................................................  15.818357   15.917739        0
   01/01/2007 to 12/31/2007.......................................................  15.917739   16.149075        0
   01/01/2008 to 12/31/2008.......................................................  16.149075    8.695741        0
   01/01/2009 to 05/01/2009.......................................................   8.695741    9.050660        0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................................   1.683547    2.221857    3,020
   01/01/2004 to 12/31/2004.......................................................   2.221857    2.360447   19,886
   01/01/2005 to 12/31/2005.......................................................   2.360447    2.467444   28,901
   01/01/2006 to 12/31/2006.......................................................   2.467444    2.510392   28,727
   01/01/2007 to 12/31/2007.......................................................   2.510392    2.910806   28,587
   01/01/2008 to 12/31/2008.......................................................   2.910806    1.804304   28,140
   01/01/2009 to 12/31/2009.......................................................   1.804304    2.411477   16,076
   01/01/2010 to 12/31/2010.......................................................   2.411477    2.821961   15,920
   01/01/2011 to 12/31/2011.......................................................   2.821961    2.510454   16,073
   01/01/2012 to 12/31/2012.......................................................   2.510454    2.803630   12,201
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003.......................................................   1.903818    1.872726   31,002
   01/01/2004 to 12/31/2004.......................................................   1.872726    1.845312   64,852
   01/01/2005 to 12/31/2005.......................................................   1.845312    1.852865   41,252
   01/01/2006 to 12/31/2006.......................................................   1.852865    1.895153   45,608
   01/01/2007 to 12/31/2007.......................................................   1.895153    1.942941   43,463
   01/01/2008 to 12/31/2008.......................................................   1.942941    1.949948   37,566
   01/01/2009 to 12/31/2009.......................................................   1.949948    1.912346   15,576
   01/01/2010 to 12/31/2010.......................................................   1.912346    1.870731    8,246
   01/01/2011 to 12/31/2011.......................................................   1.870731    1.830132    6,881
   01/01/2012 to 12/31/2012.......................................................   1.830132    1.790091    6,031

                                                2.20% VARIABLE ACCOUNT CHARGE
                                              ----------------------------------
                                                 AUV AT     AUV AT   ACCUM UNITS
                                              BEGINNING OF ENDING OF   END OF
                                                 PERIOD     PERIOD     PERIOD
                                              ------------ --------- -----------
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..................   9.998192   12.764997     4,955
   01/01/2005 to 12/31/2005..................  12.764997   14.147202    11,234
   01/01/2006 to 12/31/2006..................  14.147202   19.041742    26,839
   01/01/2007 to 12/31/2007..................  19.041742   15.830068    22,801
   01/01/2008 to 12/31/2008..................  15.830068    9.031329    15,525
   01/01/2009 to 12/31/2009..................   9.031329   11.903521     6,588
   01/01/2010 to 12/31/2010..................  11.903521   13.520294    11,015
   01/01/2011 to 12/31/2011..................  13.520294   12.487734    10,165
   01/01/2012 to 12/31/2012..................  12.487734   15.389257     9,342
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................   2.647827    2.834688    41,463
   01/01/2005 to 12/31/2005..................   2.834688    3.050386    79,987
   01/01/2006 to 12/31/2006..................   3.050386    3.411548   203,065
   01/01/2007 to 12/31/2007..................   3.411548    3.481854    89,779
   01/01/2008 to 12/31/2008..................   3.481854    2.059813    73,302
   01/01/2009 to 12/31/2009..................   2.059813    2.652753    58,729
   01/01/2010 to 12/31/2010..................   2.652753    2.898980    54,635
   01/01/2011 to 12/31/2011..................   2.898980    2.714949    50,514
   01/01/2012 to 12/31/2012..................   2.714949    2.990631    44,750
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..................   2.038732    2.607387    18,677
   01/01/2004 to 12/31/2004..................   2.607387    2.860180   231,327
   01/01/2005 to 12/31/2005..................   2.860180    3.081745    37,707
   01/01/2006 to 12/31/2006..................   3.081745    3.449185    37,725
   01/01/2007 to 12/31/2007..................   3.449185    3.523249    37,901
   01/01/2008 to 12/31/2008..................   3.523249    2.086441    33,480
   01/01/2009 to 12/31/2009..................   2.086441    2.690655    30,113
   01/01/2010 to 12/31/2010..................   2.690655    2.943176    29,631
   01/01/2011 to 12/31/2011..................   2.943176    2.758928    27,930
   01/01/2012 to 12/31/2012..................   2.758928    3.041354    10,215
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................   2.107115    2.364207       607
   01/01/2005 to 12/31/2005..................   2.364207    2.554180     3,873
   01/01/2006 to 12/31/2006..................   2.554180    2.790114    33,250
   01/01/2007 to 12/31/2007..................   2.790114    2.836590    42,859
   01/01/2008 to 12/31/2008..................   2.836590    1.689700    18,371
   01/01/2009 to 12/31/2009..................   1.689700    2.008080    21,699
   01/01/2010 to 12/31/2010..................   2.008080    2.244884     8,108
   01/01/2011 to 12/31/2011..................   2.244884    2.055913    11,192
   01/01/2012 to 12/31/2012..................   2.055913    2.322064     9,367

                                                              2.20% VARIABLE ACCOUNT CHARGE
                                                           -----------------------------------
                                                              AUV AT     AUV AT    ACCUM UNITS
                                                           BEGINNING OF ENDING OF    END OF
                                                              PERIOD     PERIOD      PERIOD
                                                           ------------ ---------- -----------
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................    1.732236    2.147737         0
   01/01/2004 to 12/31/2004...............................    2.147737    2.385812     3,016
   01/01/2005 to 12/31/2005...............................    2.385812    2.579773    11,374
   01/01/2006 to 12/31/2006...............................    2.579773    2.820795    11,374
   01/01/2007 to 12/31/2007...............................    2.820795    2.870598    11,374
   01/01/2008 to 12/31/2008...............................    2.870598    1.711892    11,374
   01/01/2009 to 12/31/2009...............................    1.711892    2.037340         0
   01/01/2010 to 12/31/2010...............................    2.037340    2.279967         0
   01/01/2011 to 12/31/2011...............................    2.279967    2.089982         0
   01/01/2012 to 12/31/2012...............................    2.089982    2.362958         0
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................    0.864265    1.154680         0
   01/01/2004 to 12/31/2004...............................    1.154680    1.361315   154,133
   01/01/2005 to 12/31/2005...............................    1.361315    1.521381   224,942
   01/01/2006 to 12/31/2006...............................    1.521381    1.917749   201,589
   01/01/2007 to 12/31/2007...............................    1.917749    1.854805   212,077
   01/01/2008 to 12/31/2008...............................    1.854805    1.072522    78,472
   01/01/2009 to 12/31/2009...............................    1.072522    1.626887    57,764
   01/01/2010 to 12/31/2010...............................    1.626887    1.852837    21,018
   01/01/2011 to 12/31/2011...............................    1.852837    1.554180    16,509
   01/01/2012 to 12/31/2012...............................    1.554180    1.964897    22,858
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................    1.010580    1.042242         0
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...............................    0.839004    1.139755         0
   01/01/2004 to 12/31/2004...............................    1.139755    1.186602    23,434
   01/01/2005 to 12/31/2005...............................    1.186602    1.256812    23,649
   01/01/2006 to 12/31/2006...............................    1.256812    1.403914    22,917
   01/01/2007 to 12/31/2007...............................    1.403914    1.525233    20,674
   01/01/2008 to 12/31/2008...............................    1.525233    0.914110         0
   01/01/2009 to 12/31/2009...............................    0.914110    1.196642         0
   01/01/2010 to 12/31/2010...............................    1.196642    1.477129         0
   01/01/2011 to 12/31/2011...............................    1.477129    1.429425         0
   01/01/2012 to 12/31/2012...............................    1.429425    1.653064         0
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...............................  119.280338  145.542773       505
   01/01/2008 to 12/31/2008...............................  145.542773   82.574883       919
   01/01/2009 to 12/31/2009...............................   82.574883  115.395552     1,411
   01/01/2010 to 12/31/2010...............................  115.395552  123.493975       770
   01/01/2011 to 12/31/2011...............................  123.493975  111.696422       692
   01/01/2012 to 12/31/2012...............................  111.696422  133.853446       640

                                                                                            2.20% VARIABLE ACCOUNT CHARGE
                                                                                          ----------------------------------
                                                                                             AUV AT     AUV AT   ACCUM UNITS
                                                                                          BEGINNING OF ENDING OF   END OF
                                                                                             PERIOD     PERIOD     PERIOD
                                                                                          ------------ --------- -----------
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005..............................................................   0.390922   0.467096     40,374
   01/01/2006 to 12/31/2006..............................................................   0.467096   0.468491     41,226
   01/01/2007 to 12/31/2007..............................................................   0.468491   0.510431     42,167
   01/01/2008 to 12/31/2008..............................................................   0.510431   0.316809     48,888
   01/01/2009 to 12/31/2009..............................................................   0.316809   0.432530     73,025
   01/01/2010 to 12/31/2010..............................................................   0.432530   0.470995          0
   01/01/2011 to 12/31/2011..............................................................   0.470995   0.461788          0
   01/01/2012 to 12/31/2012..............................................................   0.461788   0.521960          0
  Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
   Sub-Account)
   05/01/2005 to 12/31/2005..............................................................   7.683859   8.299136          0
   01/01/2006 to 12/31/2006..............................................................   8.299136   8.737359      1,780
   01/01/2007 to 12/31/2007..............................................................   8.737359   9.767408      2,227
   01/01/2008 to 12/31/2008..............................................................   9.767408   5.164859      2,531
   01/01/2009 to 12/31/2009..............................................................   5.164859   7.260554      6,704
   01/01/2010 to 12/31/2010..............................................................   7.260554   7.770062          0
   01/01/2011 to 12/31/2011..............................................................   7.770062   7.496385          0
   01/01/2012 to 04/27/2012..............................................................   7.496385   8.411474          0
  Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004..............................................................   0.409218   0.424945          0
   01/01/2005 to 04/30/2005..............................................................   0.424945   0.386270          0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005..............................................................   0.391191   0.468094     13,393
   01/01/2006 to 12/31/2006..............................................................   0.468094   0.469834     13,959
   01/01/2007 to 12/31/2007..............................................................   0.469834   0.512608     13,935
   01/01/2008 to 12/31/2008..............................................................   0.512608   0.318025     12,184
   01/01/2009 to 12/31/2009..............................................................   0.318025   0.435181     11,659
   01/01/2010 to 12/31/2010..............................................................   0.435181   0.474425     12,350
   01/01/2011 to 12/31/2011..............................................................   0.474425   0.465547     70,676
   01/01/2012 to 12/31/2012..............................................................   0.465547   0.526309     59,026
  Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-Account
   (Class E))
   01/01/2003 to 12/31/2003..............................................................   0.337533   0.415056     12,375
   01/01/2004 to 12/31/2004..............................................................   0.415056   0.424948     13,323
   01/01/2005 to 04/30/2005..............................................................   0.424948   0.390108          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..............................................................   1.012635   1.044277          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003..............................................................   0.521447   0.662628          0
   01/01/2004 to 12/31/2004..............................................................   0.662628   0.702881      5,165
   01/01/2005 to 12/31/2005..............................................................   0.702881   0.780985     12,328
   01/01/2006 to 12/31/2006..............................................................   0.780985   0.750752     77,494
   01/01/2007 to 12/31/2007..............................................................   0.750752   0.750973     79,346
   01/01/2008 to 12/31/2008..............................................................   0.750973   0.447703     82,332
   01/01/2009 to 12/31/2009..............................................................   0.447703   0.582319     79,914
   01/01/2010 to 12/31/2010..............................................................   0.582319   0.705161    126,645
   01/01/2011 to 12/31/2011..............................................................   0.705161   0.712250     85,962
   01/01/2012 to 12/31/2012..............................................................   0.712250   0.825611     85,953

                                                                                            2.20% VARIABLE ACCOUNT CHARGE
                                                                                          ----------------------------------
                                                                                             AUV AT     AUV AT   ACCUM UNITS
                                                                                          BEGINNING OF ENDING OF   END OF
                                                                                             PERIOD     PERIOD     PERIOD
                                                                                          ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006..............................................................   8.844334   9.431696         0
   01/01/2007 to 12/31/2007..............................................................   9.431696   8.680398       932
   01/01/2008 to 12/31/2008..............................................................   8.680398   3.853354       744
   01/01/2009 to 12/31/2009..............................................................   3.853354   5.200772     1,305
   01/01/2010 to 12/31/2010..............................................................   5.200772   5.460836         0
   01/01/2011 to 04/29/2011..............................................................   5.460836   5.791437         0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011..............................................................   0.585357   0.528166    60,041
   01/01/2012 to 12/31/2012..............................................................   0.528166   0.612534    60,041
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006..............................................................   0.891728   0.951311    40,734
   01/01/2007 to 12/31/2007..............................................................   0.951311   0.876417     3,991
   01/01/2008 to 12/31/2008..............................................................   0.876417   0.389387         0
   01/01/2009 to 12/31/2009..............................................................   0.389387   0.525515         0
   01/01/2010 to 12/31/2010..............................................................   0.525515   0.551998         0
   01/01/2011 to 04/29/2011..............................................................   0.551998   0.585463         0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   2.161605   2.436398         0
   01/01/2005 to 12/31/2005..............................................................   2.436398   2.542675     5,528
   01/01/2006 to 12/31/2006..............................................................   2.542675   2.895310    16,644
   01/01/2007 to 12/31/2007..............................................................   2.895310   3.161190    30,241
   01/01/2008 to 12/31/2008..............................................................   3.161190   1.977202    47,137
   01/01/2009 to 12/31/2009..............................................................   1.977202   2.513023    45,297
   01/01/2010 to 12/31/2010..............................................................   2.513023   3.127297    38,498
   01/01/2011 to 12/31/2011..............................................................   3.127297   3.069740    36,604
   01/01/2012 to 12/31/2012..............................................................   3.069740   3.431032    35,653
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................................................   1.619735   2.159414     2,425
   01/01/2004 to 12/31/2004..............................................................   2.159414   2.454626     6,936
   01/01/2005 to 12/31/2005..............................................................   2.454626   2.563974    15,352
   01/01/2006 to 12/31/2006..............................................................   2.563974   2.922363    17,059
   01/01/2007 to 12/31/2007..............................................................   2.922363   3.193754    16,791
   01/01/2008 to 12/31/2008..............................................................   3.193754   1.999579    16,354
   01/01/2009 to 12/31/2009..............................................................   1.999579   2.543887     3,025
   01/01/2010 to 12/31/2010..............................................................   2.543887   3.168952     2,405
   01/01/2011 to 12/31/2011..............................................................   3.168952   3.113785     1,845
   01/01/2012 to 12/31/2012..............................................................   3.113785   3.483656         0

                                                                                       2.20% VARIABLE ACCOUNT CHARGE
                                                                                     ----------------------------------
                                                                                        AUV AT     AUV AT   ACCUM UNITS
                                                                                     BEGINNING OF ENDING OF   END OF
                                                                                        PERIOD     PERIOD     PERIOD
                                                                                     ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.........................................................   0.615917   0.871274      6,247
   01/01/2004 to 12/31/2004.........................................................   0.871274   0.947272    166,064
   01/01/2005 to 12/31/2005.........................................................   0.947272   0.967412    215,948
   01/01/2006 to 12/31/2006.........................................................   0.967412   1.038404    104,112
   01/01/2007 to 12/31/2007.........................................................   1.038404   1.059511    109,626
   01/01/2008 to 12/31/2008.........................................................   1.059511   0.608244     85,025
   01/01/2009 to 12/31/2009.........................................................   0.608244   0.771582     40,646
   01/01/2010 to 12/31/2010.........................................................   0.771582   0.991420     76,624
   01/01/2011 to 12/31/2011.........................................................   0.991420   0.996515     75,304
   01/01/2012 to 12/31/2012.........................................................   0.996515   1.080906     64,043
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.........................................................   1.285701   1.498707    162,520
   01/01/2004 to 12/31/2004.........................................................   1.498707   1.585737    223,374
   01/01/2005 to 12/31/2005.........................................................   1.585737   1.574492     74,062
   01/01/2006 to 12/31/2006.........................................................   1.574492   1.681231     96,970
   01/01/2007 to 12/31/2007.........................................................   1.681231   1.752167     57,966
   01/01/2008 to 12/31/2008.........................................................   1.752167   1.395079     49,742
   01/01/2009 to 12/31/2009.........................................................   1.395079   1.866591     62,888
   01/01/2010 to 12/31/2010.........................................................   1.866591   2.062742     61,776
   01/01/2011 to 12/31/2011.........................................................   2.062742   2.107944     44,475
   01/01/2012 to 12/31/2012.........................................................   2.107944   2.328796     33,656
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.........................................................   2.273575   2.324714     15,304
  Lord Abbett Mid Cap Value Sub-Account (previously Neuberger Berman Mid Cap Value
   Sub-Account)
   01/01/2003 to 12/31/2003.........................................................   1.289686   1.717901     10,219
   01/01/2004 to 12/31/2004.........................................................   1.717901   2.061234     20,028
   01/01/2005 to 12/31/2005.........................................................   2.061234   2.257043     52,328
   01/01/2006 to 12/31/2006.........................................................   2.257043   2.455307    122,970
   01/01/2007 to 12/31/2007.........................................................   2.455307   2.478212     58,879
   01/01/2008 to 12/31/2008.........................................................   2.478212   1.273177     52,528
   01/01/2009 to 12/31/2009.........................................................   1.273177   1.840081     51,117
   01/01/2010 to 12/31/2010.........................................................   1.840081   2.268988     32,020
   01/01/2011 to 12/31/2011.........................................................   2.268988   2.071558     29,697
   01/01/2012 to 04/27/2012.........................................................   2.071558   2.284875          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................................   2.758183   2.977180     37,105
   01/01/2005 to 12/31/2005.........................................................   2.977180   3.195328     55,264
   01/01/2006 to 12/31/2006.........................................................   3.195328   3.506527     53,467
   01/01/2007 to 12/31/2007.........................................................   3.506527   3.187138     19,925
   01/01/2008 to 12/31/2008.........................................................   3.187138   1.679285     13,552
   01/01/2009 to 12/31/2009.........................................................   1.679285   2.319518     13,892
   01/01/2010 to 12/31/2010.........................................................   2.319518   2.603993      2,498
   01/01/2011 to 12/31/2011.........................................................   2.603993   2.712786      2,441
   01/01/2012 to 12/31/2012.........................................................   2.712786   2.960762      2,656

                                                                                        2.20% VARIABLE ACCOUNT CHARGE
                                                                                      ----------------------------------
                                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                                      BEGINNING OF ENDING OF   END OF
                                                                                         PERIOD     PERIOD     PERIOD
                                                                                      ------------ --------- -----------
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................................   2.182873    2.828363   63,108
   01/01/2004 to 12/31/2004..........................................................   2.828363    3.037004   67,383
   01/01/2005 to 12/31/2005..........................................................   3.037004    3.262671   27,710
   01/01/2006 to 12/31/2006..........................................................   3.262671    3.584022   25,192
   01/01/2007 to 12/31/2007..........................................................   3.584022    3.260825   15,910
   01/01/2008 to 12/31/2008..........................................................   3.260825    1.719816   14,545
   01/01/2009 to 12/31/2009..........................................................   1.719816    2.377820    5,468
   01/01/2010 to 12/31/2010..........................................................   2.377820    2.672064    4,069
   01/01/2011 to 12/31/2011..........................................................   2.672064    2.786512    3,473
   01/01/2012 to 12/31/2012..........................................................   2.786512    3.044293    2,112
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................................   9.997589    7.942507        0
   01/01/2009 to 12/31/2009..........................................................   7.942507    9.931910        0
   01/01/2010 to 12/31/2010..........................................................   9.931910   10.864348        0
   01/01/2011 to 12/31/2011..........................................................  10.864348   10.855279        0
   01/01/2012 to 12/31/2012..........................................................  10.855279   11.944370      420
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011..........................................................   9.986988    9.714258        0
   01/01/2012 to 12/31/2012..........................................................   9.714258    9.919665        0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................................   9.997589    6.563810        0
   01/01/2009 to 12/31/2009..........................................................   6.563810    8.018802        0
   01/01/2010 to 12/31/2010..........................................................   8.018802    8.709116        0
   01/01/2011 to 12/31/2011..........................................................   8.709116    8.473386        0
   01/01/2012 to 12/31/2012..........................................................   8.473386    9.441471        0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................................   9.997589    6.994952        0
   01/01/2009 to 12/31/2009..........................................................   6.994952    8.796467        0
   01/01/2010 to 12/31/2010..........................................................   8.796467    9.469607        0
   01/01/2011 to 12/31/2011..........................................................   9.469607    9.100861        0
   01/01/2012 to 12/31/2012..........................................................   9.100861   10.337166        0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................................   9.997589    6.533132        0
   01/01/2009 to 12/31/2009..........................................................   6.533132    8.475766        0
   01/01/2010 to 12/31/2010..........................................................   8.475766    8.926452        0
   01/01/2011 to 12/31/2011..........................................................   8.926452    8.130261        0
   01/01/2012 to 12/31/2012..........................................................   8.130261    9.719097        0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011..........................................................  11.589659    9.873021    4,348
   01/01/2012 to 12/31/2012..........................................................   9.873021   11.273918    4,324
  MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive Allocation
   Sub-Account)
   05/01/2005 to 12/31/2005..........................................................   9.998192   11.090906        0
   01/01/2006 to 12/31/2006..........................................................  11.090906   12.549255        0
   01/01/2007 to 12/31/2007..........................................................  12.549255   12.675952        0
   01/01/2008 to 12/31/2008..........................................................  12.675952    7.383724    7,971
   01/01/2009 to 12/31/2009..........................................................   7.383724    9.497549   12,122
   01/01/2010 to 12/31/2010..........................................................   9.497549   10.748847    4,370
   01/01/2011 to 04/29/2011..........................................................  10.748847   11.625198        0

                                                              2.20% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012................................   9.920830   10.325525         0
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998192   10.244587         0
   01/01/2006 to 12/31/2006................................  10.244587   10.712904    57,287
   01/01/2007 to 12/31/2007................................  10.712904   11.062340     4,990
   01/01/2008 to 12/31/2008................................  11.062340    9.264045     6,611
   01/01/2009 to 12/31/2009................................   9.264045   10.922625     6,577
   01/01/2010 to 12/31/2010................................  10.922625   11.759076     6,549
   01/01/2011 to 12/31/2011................................  11.759076   11.877939     6,518
   01/01/2012 to 12/31/2012................................  11.877939   12.684647     6,488
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998192   10.461355         0
   01/01/2006 to 12/31/2006................................  10.461355   11.198645         0
   01/01/2007 to 12/31/2007................................  11.198645   11.480672   106,882
   01/01/2008 to 12/31/2008................................  11.480672    8.804813    99,674
   01/01/2009 to 12/31/2009................................   8.804813   10.652619    33,337
   01/01/2010 to 12/31/2010................................  10.652619   11.622079    31,187
   01/01/2011 to 12/31/2011................................  11.622079   11.488999    22,715
   01/01/2012 to 12/31/2012................................  11.488999   12.525773         0
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.845053    1.112298     4,265
   01/01/2004 to 12/31/2004................................   1.112298    1.259075    20,790
   01/01/2005 to 12/31/2005................................   1.259075    1.379828    19,161
   01/01/2006 to 12/31/2006................................   1.379828    1.482519    18,224
   01/01/2007 to 12/31/2007................................   1.482519    1.559085    14,275
   01/01/2008 to 12/31/2008................................   1.559085    0.970241    14,832
   01/01/2009 to 12/31/2009................................   0.970241    1.298177    12,943
   01/01/2010 to 12/31/2010................................   1.298177    1.600078    11,311
   01/01/2011 to 12/31/2011................................   1.600078    1.531086    10,616
   01/01/2012 to 12/31/2012................................   1.531086    1.757129     9,460
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998192   10.690928     6,536
   01/01/2006 to 12/31/2006................................  10.690928   11.697181     7,271
   01/01/2007 to 12/31/2007................................  11.697181   11.938556    11,246
   01/01/2008 to 12/31/2008................................  11.938556    8.334120    12,898
   01/01/2009 to 12/31/2009................................   8.334120   10.315758    12,805
   01/01/2010 to 12/31/2010................................  10.315758   11.420563     8,244
   01/01/2011 to 12/31/2011................................  11.420563   11.019632     7,536
   01/01/2012 to 12/31/2012................................  11.019632   12.205868     7,502
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998192   10.915585         0
   01/01/2006 to 12/31/2006................................  10.915585   12.196813     1,764
   01/01/2007 to 12/31/2007................................  12.196813   12.389279     1,754
   01/01/2008 to 12/31/2008................................  12.389279    7.863050    10,495
   01/01/2009 to 12/31/2009................................   7.863050    9.929845     8,830
   01/01/2010 to 12/31/2010................................   9.929845   11.141773       219
   01/01/2011 to 12/31/2011................................  11.141773   10.488657       215
   01/01/2012 to 12/31/2012................................  10.488657   11.837841       211

                                                                                           2.20% VARIABLE ACCOUNT CHARGE
                                                                                         ----------------------------------
                                                                                            AUV AT     AUV AT   ACCUM UNITS
                                                                                         BEGINNING OF ENDING OF   END OF
                                                                                            PERIOD     PERIOD     PERIOD
                                                                                         ------------ --------- -----------
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003.............................................................   2.421545   3.029154    16,316
   01/01/2004 to 12/31/2004.............................................................   3.029154   3.267648    14,357
   01/01/2005 to 12/31/2005.............................................................   3.267648   3.336629    30,642
   01/01/2006 to 12/31/2006.............................................................   3.336629   3.759933    24,327
   01/01/2007 to 12/31/2007.............................................................   3.759933   3.860633    13,014
   01/01/2008 to 12/31/2008.............................................................   3.860633   2.369252    13,241
   01/01/2009 to 12/31/2009.............................................................   2.369252   2.918457    10,846
   01/01/2010 to 12/31/2010.............................................................   2.918457   3.268693    10,300
   01/01/2011 to 12/31/2011.............................................................   3.268693   3.250003     4,282
   01/01/2012 to 12/31/2012.............................................................   3.250003   3.669398     2,301
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004.............................................................   7.387943   8.146489         0
   01/01/2005 to 12/31/2005.............................................................   8.146489   8.519782         0
   01/01/2006 to 04/30/2006.............................................................   8.519782   8.881372         0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003.............................................................   0.633499   0.752961         0
   01/01/2004 to 12/31/2004.............................................................   0.752961   0.819602    42,721
   01/01/2005 to 12/31/2005.............................................................   0.819602   0.858858    42,576
   01/01/2006 to 04/30/2006.............................................................   0.858858   0.895600         0
  MFS(R) Investors Trust Sub-Account (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003.............................................................   0.635762   0.770684    43,623
   01/01/2004 to 04/30/2004.............................................................   0.770684   0.782576    44,505
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003.............................................................   0.718052   0.927567         0
   01/01/2004 to 12/31/2004.............................................................   0.927567   1.084809    46,809
   01/01/2005 to 12/31/2005.............................................................   1.084809   1.235559    47,864
   01/01/2006 to 12/31/2006.............................................................   1.235559   1.529838    60,678
   01/01/2007 to 12/31/2007.............................................................   1.529838   1.695257    93,603
   01/01/2008 to 12/31/2008.............................................................   1.695257   0.955712    32,991
   01/01/2009 to 12/31/2009.............................................................   0.955712   1.230029    27,661
   01/01/2010 to 12/31/2010.............................................................   1.230029   1.340515    24,286
   01/01/2011 to 12/31/2011.............................................................   1.340515   1.170885    23,218
   01/01/2012 to 12/31/2012.............................................................   1.170885   1.336633    17,432
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004.............................................................   3.208595   3.470400    26,448
   01/01/2005 to 12/31/2005.............................................................   3.470400   3.491885    39,232
   01/01/2006 to 12/31/2006.............................................................   3.491885   3.823770    39,866
   01/01/2007 to 12/31/2007.............................................................   3.823770   3.894126    21,438
   01/01/2008 to 12/31/2008.............................................................   3.894126   2.957847    19,407
   01/01/2009 to 12/31/2009.............................................................   2.957847   3.423105    14,618
   01/01/2010 to 12/31/2010.............................................................   3.423105   3.676751    14,482
   01/01/2011 to 12/31/2011.............................................................   3.676751   3.674575    12,613
   01/01/2012 to 12/31/2012.............................................................   3.674575   4.000663     9,400
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003.............................................................   1.173173   1.372962    11,508
   01/01/2004 to 04/30/2004.............................................................   1.372962   1.357400    32,755

                                                2.20% VARIABLE ACCOUNT CHARGE
                                              ----------------------------------
                                                 AUV AT     AUV AT   ACCUM UNITS
                                              BEGINNING OF ENDING OF   END OF
                                                 PERIOD     PERIOD     PERIOD
                                              ------------ --------- -----------
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................   1.161353   1.246630     19,747
   01/01/2005 to 12/31/2005..................   1.246630   1.199452    100,954
   01/01/2006 to 12/31/2006..................   1.199452   1.382742     80,480
   01/01/2007 to 12/31/2007..................   1.382742   1.298036     78,045
   01/01/2008 to 12/31/2008..................   1.298036   0.841760     59,629
   01/01/2009 to 12/31/2009..................   0.841760   0.992946     32,506
   01/01/2010 to 12/31/2010..................   0.992946   1.079941     18,078
   01/01/2011 to 12/31/2011..................   1.079941   1.063240     15,580
   01/01/2012 to 12/31/2012..................   1.063240   1.209700     16,954
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..................   0.939474   1.151927      7,851
   01/01/2004 to 12/31/2004..................   1.151927   1.254021     17,337
   01/01/2005 to 12/31/2005..................   1.254021   1.207886     34,074
   01/01/2006 to 12/31/2006..................   1.207886   1.393585     12,219
   01/01/2007 to 12/31/2007..................   1.393585   1.309543     12,245
   01/01/2008 to 12/31/2008..................   1.309543   0.850402     11,924
   01/01/2009 to 12/31/2009..................   0.850402   1.003855     11,597
   01/01/2010 to 12/31/2010..................   1.003855   1.092534     10,414
   01/01/2011 to 12/31/2011..................   1.092534   1.077422      1,542
   01/01/2012 to 12/31/2012..................   1.077422   1.226627          0
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003..................   0.957136   1.181399          0
   01/01/2004 to 12/31/2004..................   1.181399   1.322062      2,144
   01/01/2005 to 12/31/2005..................   1.322062   1.397607      2,133
   01/01/2006 to 12/31/2006..................   1.397607   1.567929     57,788
   01/01/2007 to 12/31/2007..................   1.567929   1.492057     80,480
   01/01/2008 to 12/31/2008..................   1.492057   0.900477     48,776
   01/01/2009 to 12/31/2009..................   0.900477   1.204711     11,269
   01/01/2010 to 12/31/2010..................   1.204711   1.447914          0
   01/01/2011 to 12/31/2011..................   1.447914   1.341731          0
   01/01/2012 to 12/31/2012..................   1.341731   1.381750          0
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003..................   0.676158   0.907523    147,548
   01/01/2004 to 12/31/2004..................   0.907523   1.058811    136,248
   01/01/2005 to 12/31/2005..................   1.058811   1.169793     58,486
   01/01/2006 to 12/31/2006..................   1.169793   1.435621     42,456
   01/01/2007 to 12/31/2007..................   1.435621   1.551944    171,524
   01/01/2008 to 12/31/2008..................   1.551944   0.877433     34,321
   01/01/2009 to 12/31/2009..................   0.877433   1.101145     20,955
   01/01/2010 to 12/31/2010..................   1.101145   1.162441     12,483
   01/01/2011 to 12/31/2011..................   1.162441   0.993339     14,676
   01/01/2012 to 12/31/2012..................   0.993339   1.146745     10,475
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010..................   1.158542   1.338433     63,717
   01/01/2011 to 12/31/2011..................   1.338433   1.218728     80,789
   01/01/2012 to 12/31/2012..................   1.218728   1.302717     74,173

                                                                                             2.20% VARIABLE ACCOUNT CHARGE
                                                                                           ----------------------------------
                                                                                              AUV AT     AUV AT   ACCUM UNITS
                                                                                           BEGINNING OF ENDING OF   END OF
                                                                                              PERIOD     PERIOD     PERIOD
                                                                                           ------------ --------- -----------
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account)
   01/01/2003 to 12/31/2003...............................................................   0.806033   1.120382      6,352
   01/01/2004 to 04/30/2004...............................................................   1.120382   1.107324     40,828
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2003 to 12/31/2003...............................................................   1.032208   1.355874      3,788
   01/01/2004 to 12/31/2004...............................................................   1.355874   1.549471    125,500
   01/01/2005 to 12/31/2005...............................................................   1.549471   1.616856    127,987
   01/01/2006 to 12/31/2006...............................................................   1.616856   1.764590     47,680
   01/01/2007 to 12/31/2007...............................................................   1.764590   1.865975     67,363
   01/01/2008 to 12/31/2008...............................................................   1.865975   0.813441     37,748
   01/01/2009 to 12/31/2009...............................................................   0.813441   1.062568     31,613
   01/01/2010 to 04/30/2010...............................................................   1.062568   1.147009          0
  Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004...............................................................   1.562518   1.748585    137,836
   01/01/2005 to 12/31/2005...............................................................   1.748585   1.777530    168,944
   01/01/2006 to 12/31/2006...............................................................   1.777530   2.024884     78,843
   01/01/2007 to 12/31/2007...............................................................   2.024884   1.907462    104,899
   01/01/2008 to 12/31/2008...............................................................   1.907462   1.146425     36,889
   01/01/2009 to 12/31/2009...............................................................   1.146425   1.265404     18,494
   01/01/2010 to 12/31/2010...............................................................   1.265404   1.502074     18,052
   01/01/2011 to 12/31/2011...............................................................   1.502074   1.550375     14,115
   01/01/2012 to 12/31/2012...............................................................   1.550375   1.664372     10,374
  Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value Sub-Account
   (Class E))
   01/01/2003 to 12/31/2003...............................................................   1.060973   1.555960     21,326
   01/01/2004 to 12/31/2004...............................................................   1.555960   1.752858     41,566
   01/01/2005 to 12/31/2005...............................................................   1.752858   1.782672     53,701
   01/01/2006 to 12/31/2006...............................................................   1.782672   2.034215     54,698
   01/01/2007 to 12/31/2007...............................................................   2.034215   1.918527     52,037
   01/01/2008 to 12/31/2008...............................................................   1.918527   1.154097     42,289
   01/01/2009 to 12/31/2009...............................................................   1.154097   1.274853     29,447
   01/01/2010 to 12/31/2010...............................................................   1.274853   1.514671     26,313
   01/01/2011 to 12/31/2011...............................................................   1.514671   1.564144     22,367
   01/01/2012 to 12/31/2012...............................................................   1.564144   1.681424      3,785
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005...............................................................   7.683859   8.299136          0
   01/01/2006 to 12/31/2006...............................................................   8.299136   8.737359      1,780
   01/01/2007 to 12/31/2007...............................................................   8.737359   9.767408      2,227
   01/01/2008 to 12/31/2008...............................................................   9.767408   5.164859      2,531
   01/01/2009 to 12/31/2009...............................................................   5.164859   7.260554      6,704
   01/01/2010 to 12/31/2010...............................................................   7.260554   7.770062          0
   01/01/2011 to 12/31/2011...............................................................   7.770062   7.496385          0
   01/01/2012 to 12/31/2012...............................................................   7.496385   8.411474          0

                                                  2.20% VARIABLE ACCOUNT CHARGE
                                                ----------------------------------
                                                   AUV AT     AUV AT   ACCUM UNITS
                                                BEGINNING OF ENDING OF   END OF
                                                   PERIOD     PERIOD     PERIOD
                                                ------------ --------- -----------
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004....................  12.041673   13.816953       531
   01/01/2005 to 12/31/2005....................  13.816953   15.677143       717
   01/01/2006 to 12/31/2006....................  15.677143   17.844741     1,714
   01/01/2007 to 12/31/2007....................  17.844741   18.547315     2,325
   01/01/2008 to 12/31/2008....................  18.547315   10.784023     2,383
   01/01/2009 to 12/31/2009....................  10.784023   14.748150     4,099
   01/01/2010 to 12/31/2010....................  14.748150   16.725325     2,921
   01/01/2011 to 12/31/2011....................  16.725325   14.986698     2,639
   01/01/2012 to 12/31/2012....................  14.986698   17.763099     2,639
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006....................  10.734463   10.782032         0
   01/01/2007 to 12/31/2007....................  10.782032   11.684976         0
   01/01/2008 to 12/31/2008....................  11.684976   10.642558    16,757
   01/01/2009 to 12/31/2009....................  10.642558   12.290123    16,365
   01/01/2010 to 12/31/2010....................  12.290123   12.955838    16,932
   01/01/2011 to 12/31/2011....................  12.955838   14.086796    18,730
   01/01/2012 to 12/31/2012....................  14.086796   15.036946    19,288
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003....................   1.118684    1.141461   223,531
   01/01/2004 to 12/31/2004....................   1.141461    1.172170    85,090
   01/01/2005 to 12/31/2005....................   1.172170    1.172506   137,039
   01/01/2006 to 12/31/2006....................   1.172506    1.198883   267,777
   01/01/2007 to 12/31/2007....................   1.198883    1.261366   117,354
   01/01/2008 to 12/31/2008....................   1.261366    1.238905    73,469
   01/01/2009 to 12/31/2009....................   1.238905    1.430456    87,655
   01/01/2010 to 12/31/2010....................   1.430456    1.513669    72,989
   01/01/2011 to 12/31/2011....................   1.513669    1.527756    72,765
   01/01/2012 to 12/31/2012....................   1.527756    1.632884    88,732
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012....................  10.686059   10.793183         0
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003....................   0.291611    0.449510     9,828
   01/01/2004 to 12/31/2004....................   0.449510    0.420740    28,663
   01/01/2005 to 12/31/2005....................   0.420740    0.456953    80,524
   01/01/2006 to 12/31/2006....................   0.456953    0.470936    80,885
   01/01/2007 to 12/31/2007....................   0.470936    0.605850    78,721
   01/01/2008 to 12/31/2008....................   0.605850    0.329184    86,392
   01/01/2009 to 12/31/2009....................   0.329184    0.511936   101,171
   01/01/2010 to 12/31/2010....................   0.511936    0.639481   141,985
   01/01/2011 to 12/31/2011....................   0.639481    0.563688   129,778
   01/01/2012 to 12/31/2012....................   0.563688    0.618175   121,081

                                                 2.20% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.896925    1.278525    71,775
   01/01/2004 to 12/31/2004...................   1.278525    1.468279    21,158
   01/01/2005 to 12/31/2005...................   1.468279    1.498195    31,590
   01/01/2006 to 12/31/2006...................   1.498195    1.723354    28,040
   01/01/2007 to 12/31/2007...................   1.723354    1.656911     7,796
   01/01/2008 to 12/31/2008...................   1.656911    1.074995     8,776
   01/01/2009 to 12/31/2009...................   1.074995    1.321448     8,114
   01/01/2010 to 12/31/2010...................   1.321448    1.636299     6,931
   01/01/2011 to 12/31/2011...................   1.636299    1.532133     3,561
   01/01/2012 to 12/31/2012...................   1.532133    1.739186     1,887
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010613    1.062291         0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.464513   11.050225         0
   01/01/2007 to 12/31/2007...................  11.050225   11.392034         0
   01/01/2008 to 12/31/2008...................  11.392034    8.350805         0
   01/01/2009 to 12/31/2009...................   8.350805   10.202154         0
   01/01/2010 to 12/31/2010...................  10.202154   11.201756         0
   01/01/2011 to 12/31/2011...................  11.201756   11.074793         0
   01/01/2012 to 12/31/2012...................  11.074793   12.224092         0
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.654502   11.302506         0
   01/01/2007 to 12/31/2007...................  11.302506   11.676430         0
   01/01/2008 to 12/31/2008...................  11.676430    7.655988         0
   01/01/2009 to 12/31/2009...................   7.655988    9.668742         0
   01/01/2010 to 12/31/2010...................   9.668742   10.797232         0
   01/01/2011 to 12/31/2011...................  10.797232   10.337860         0
   01/01/2012 to 12/31/2012...................  10.337860   11.631841         0
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.068742    1.151983    74,148
   01/01/2005 to 12/31/2005...................   1.151983    1.198298   164,172
   01/01/2006 to 12/31/2006...................   1.198298    1.323311   136,323
   01/01/2007 to 12/31/2007...................   1.323311    1.412816   121,079
   01/01/2008 to 12/31/2008...................   1.412816    0.801498    71,794
   01/01/2009 to 12/31/2009...................   0.801498    1.121497    81,346
   01/01/2010 to 12/31/2010...................   1.121497    1.280806    77,253
   01/01/2011 to 12/31/2011...................   1.280806    1.236261    73,507
   01/01/2012 to 12/31/2012...................   1.236261    1.435047    69,098
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003...................   0.447775    0.598533    18,187
   01/01/2004 to 12/31/2004...................   0.598533    0.689830    53,659
   01/01/2005 to 12/31/2005...................   0.689830    0.773575   123,804
   01/01/2006 to 12/31/2006...................   0.773575    0.803434   198,600
   01/01/2007 to 12/31/2007...................   0.803434    0.924469   151,514
   01/01/2008 to 12/31/2008...................   0.924469    0.544831   195,827
   01/01/2009 to 12/31/2009...................   0.544831    0.775332   211,450
   01/01/2010 to 12/31/2010...................   0.775332    0.968444   221,911
   01/01/2011 to 12/31/2011...................   0.968444    0.931801   177,696
   01/01/2012 to 12/31/2012...................   0.931801    1.036131   155,380

                                                                                  2.20% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.169074   1.239772      1,741
   01/01/2005 to 12/31/2005....................................................   1.239772   1.342839     20,354
   01/01/2006 to 12/31/2006....................................................   1.342839   1.361357     20,388
   01/01/2007 to 12/31/2007....................................................   1.361357   1.458512     25,172
   01/01/2008 to 12/31/2008....................................................   1.458512   0.908519     20,676
   01/01/2009 to 12/31/2009....................................................   0.908519   1.232119     31,051
   01/01/2010 to 12/31/2010....................................................   1.232119   1.623134     67,344
   01/01/2011 to 12/31/2011....................................................   1.623134   1.610863     68,008
   01/01/2012 to 12/31/2012....................................................   1.610863   1.826301     71,426
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.729072   1.823352     58,188
   01/01/2005 to 12/31/2005....................................................   1.823352   1.829480     79,943
   01/01/2006 to 12/31/2006....................................................   1.829480   1.876140     81,591
   01/01/2007 to 12/31/2007....................................................   1.876140   1.903070     78,541
   01/01/2008 to 12/31/2008....................................................   1.903070   1.578157     60,980
   01/01/2009 to 12/31/2009....................................................   1.578157   2.036211     76,703
   01/01/2010 to 12/31/2010....................................................   2.036211   2.240017     81,231
   01/01/2011 to 12/31/2011....................................................   2.240017   2.319274     78,661
   01/01/2012 to 12/31/2012....................................................   2.319274   2.524750     80,038
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.604940   1.766219     75,351
   01/01/2004 to 12/31/2004....................................................   1.766219   1.839586    240,453
   01/01/2005 to 12/31/2005....................................................   1.839586   1.847755    105,213
   01/01/2006 to 12/31/2006....................................................   1.847755   1.895417     92,336
   01/01/2007 to 12/31/2007....................................................   1.895417   1.926046     78,534
   01/01/2008 to 12/31/2008....................................................   1.926046   1.599266     84,827
   01/01/2009 to 12/31/2009....................................................   1.599266   2.064749     82,745
   01/01/2010 to 12/31/2010....................................................   2.064749   2.274809     81,955
   01/01/2011 to 12/31/2011....................................................   2.274809   2.357309     39,788
   01/01/2012 to 12/31/2012....................................................   2.357309   2.566247     15,340
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.429154   1.455487     92,386
   01/01/2005 to 12/31/2005....................................................   1.455487   1.443706    106,848
   01/01/2006 to 12/31/2006....................................................   1.443706   1.467668    119,206
   01/01/2007 to 12/31/2007....................................................   1.467668   1.493466    100,290
   01/01/2008 to 12/31/2008....................................................   1.493466   1.453107     75,312
   01/01/2009 to 12/31/2009....................................................   1.453107   1.479491     82,218
   01/01/2010 to 12/31/2010....................................................   1.479491   1.526794     65,499
   01/01/2011 to 12/31/2011....................................................   1.526794   1.572312     56,951
   01/01/2012 to 12/31/2012....................................................   1.572312   1.584790     57,256

                                                                     2.20% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.468876    1.459159    50,616
   01/01/2004 to 12/31/2004.......................................   1.459159    1.467362    50,495
   01/01/2005 to 12/31/2005.......................................   1.467362    1.458193    50,732
   01/01/2006 to 12/31/2006.......................................   1.458193    1.483254    49,798
   01/01/2007 to 12/31/2007.......................................   1.483254    1.510762    23,541
   01/01/2008 to 12/31/2008.......................................   1.510762    1.471474    51,798
   01/01/2009 to 12/31/2009.......................................   1.471474    1.499710    54,418
   01/01/2010 to 12/31/2010.......................................   1.499710    1.550277    24,488
   01/01/2011 to 12/31/2011.......................................   1.550277    1.596741    23,791
   01/01/2012 to 12/31/2012.......................................   1.596741    1.610971         0
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  13.487687   14.059508     1,910
   01/01/2007 to 12/31/2007.......................................  14.059508   14.174025     1,840
   01/01/2008 to 12/31/2008.......................................  14.174025   12.537127     1,815
   01/01/2009 to 12/31/2009.......................................  12.537127   13.775923       411
   01/01/2010 to 12/31/2010.......................................  13.775923   14.308880       431
   01/01/2011 to 12/31/2011.......................................  14.308880   14.815788       518
   01/01/2012 to 12/31/2012.......................................  14.815788   15.232125       452
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.029696    1.542665    14,945
   01/01/2004 to 12/31/2004.......................................   1.542665    1.819557    48,160
   01/01/2005 to 12/31/2005.......................................   1.819557    2.225825    85,288
   01/01/2006 to 12/31/2006.......................................   2.225825    2.694580   216,540
   01/01/2007 to 12/31/2007.......................................   2.694580    3.192383   181,882
   01/01/2008 to 12/31/2008.......................................   3.192383    1.447669   176,492
   01/01/2009 to 12/31/2009.......................................   1.447669    2.278555   161,067
   01/01/2010 to 12/31/2010.......................................   2.278555    2.721834   171,019
   01/01/2011 to 12/31/2011.......................................   2.721834    2.147551   157,750
   01/01/2012 to 12/31/2012.......................................   2.147551    2.476206   143,476
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   7.014065    9.363770    22,664
   01/01/2004 to 12/31/2004.......................................   9.363770   10.278365    34,426
   01/01/2005 to 12/31/2005.......................................  10.278365   11.654464    44,902
   01/01/2006 to 12/31/2006.......................................  11.654464   12.535213    55,219
   01/01/2007 to 12/31/2007.......................................  12.535213   13.740443    33,497
   01/01/2008 to 12/31/2008.......................................  13.740443    7.511376    28,438
   01/01/2009 to 12/31/2009.......................................   7.511376   10.218332    26,791
   01/01/2010 to 12/31/2010.......................................  10.218332   11.833935    27,014
   01/01/2011 to 12/31/2011.......................................  11.833935   11.054177    23,034
   01/01/2012 to 12/31/2012.......................................  11.054177   12.714948    16,341

                                               2.20% VARIABLE ACCOUNT CHARGE
                                             ----------------------------------
                                                AUV AT     AUV AT   ACCUM UNITS
                                             BEGINNING OF ENDING OF   END OF
                                                PERIOD     PERIOD     PERIOD
                                             ------------ --------- -----------
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.................   5.639330   7.287395    31,896
   01/01/2004 to 12/31/2004.................   7.287395   7.848266    46,116
   01/01/2005 to 12/31/2005.................   7.848266   8.105542    56,352
   01/01/2006 to 12/31/2006.................   8.105542   9.112476    46,484
   01/01/2007 to 12/31/2007.................   9.112476   9.339095    45,419
   01/01/2008 to 12/31/2008.................   9.339095   5.663246    40,734
   01/01/2009 to 12/31/2009.................   5.663246   7.252627    29,423
   01/01/2010 to 12/31/2010.................   7.252627   7.885906    28,187
   01/01/2011 to 12/31/2011.................   7.885906   7.554597    25,399
   01/01/2012 to 12/31/2012.................   7.554597   8.659456    17,651

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

   Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

   Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

   If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

   Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS


Toll-free telephone service:  --  A recording of daily unit values is available by calling 1-800-333-2501.

                              --  Fund transfers, address changes and changes of future purchase payment allocations can be made by calling 1-800-435-4117.

Written Communications:       --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals, maturities and any other processing matters relating to your Contract should be directed to:

                                    New England Life Insurance Company
                                    c/o Annuity Administrative Office
                                    P.O. Box 14594
                                    Des Moines, IA 50306-3594
                                    fax: (515) 457-4301

Internet Communications:      --  Fund transfers and future allocations can be made at www.nef.com

                                  APPENDIX B

                               WITHDRAWAL CHARGE

   The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

   As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

   We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                  APPENDIX C

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                         CONTRACTS USED WITH TAX
         JURISDICTION   QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
         ------------   -------------------------- -------------------
         California                0.50%/1/               2.35%
         Florida                   1.00%/2/               1.00%/2/
         Maine                       --                   2.00%
         Nevada                      --                   3.50%
         South Dakota                --                   1.25%
         West Virginia             1.00%                  1.00%
         Wyoming                     --                   1.00%
         Puerto Rico               1.00%                  1.00%

----------
/1/Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

/2/Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                  APPENDIX D

               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR TAX PENALTIES.

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving a Contract Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that entire withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 -- $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year--for example, two $5,000 withdrawals instead of one $10,000 withdrawal--and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(Based on the date a Contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits--Guaranteed Income Benefits.")

(2)THE 5% ANNUAL INCREASE AMOUNT

   Example

   Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals.

   On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner's 91st birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Graphic Example: Determining a value upon which future income payments can be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Graphic Example: Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT
   AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner's 85th birthday.)

(3)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Example

   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.

   Graphic Example: Determining a value upon which future income payments can be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Rate. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE RIDER CHARGE.

                                    [GRAPHIC]



(4)PUTTING IT ALL TOGETHER

   Example

   Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields annuity payments of $591 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)

   ASSUME THE OWNER CHOOSES TO EXERCISE THE GMIB PLUS RIDER AT THE 21ST CONTRACT ANNIVERSARY AND ELECTS A LIFE ANNUITY WITH 5 YEARS OF ANNUITY PAYMENTS GUARANTEED. ASSUME THE ACCOUNT VALUE HAS DECLINED DUE TO POOR MARKET PERFORMANCE. THE 5% ANNUAL INCREASE AMOUNT WOULD BE LIMITED TO THE MAXIMUM OF 270% OF THE TOTAL PURCHASE PAYMENTS, WHICH EQUALS $270,000. BECAUSE THE 5% ANNUAL INCREASE AMOUNT ($270,000) IS GREATER THAN THE HIGHEST ANNIVERSARY VALUE ($155,000), THE 5% ANNUAL INCREASE AMOUNT ($270,000) IS USED AS THE INCOME BASE. THE INCOME BASE OF $270,000 IS APPLIED TO THE GMIB ANNUITY TABLE. THIS YIELDS ANNUITY PAYMENTS OF $1,345 PER MONTH FOR LIFE, WITH A MINIMUM OF 5 YEARS GUARANTEED. (IF THE SAME OWNER WERE INSTEAD AGE 81, THE INCOME BASE OF $270,000 WOULD YIELD MONTHLY PAYMENTS OF $1,607; IF THE OWNER WERE AGE 86, THE INCOME BASE OF $270,000 WOULD YIELD MONTHLY PAYMENTS OF $1,877.)

   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex (where permitted by law), and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

   Graphic Example

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 86th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

                                    [GRAPHIC]



   With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

                                    [GRAPHIC]



(5)THE GUARANTEED PRINCIPAL OPTION--GMIB PLUS I AND GMIB PLUS II

   Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10/th /Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

   The effect of exercising the Guaranteed Principal Option:

    1)A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10/th /Contract Anniversary bringing it back up to $100,000.

    2)The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.

    3)GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.

                                    [GRAPHIC]


----------
*Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.

(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP--GMIB PLUS II

   Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

   (3)The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;

   (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

   (3)The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

   The effect of each Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets to the higher Contract Value;

   (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Step-Up;

   (3)The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

   The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

   (1)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

   (2)The GMIB Plus II rider charge remains at its current level; and

   (3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [GRAPHIC]

                                  APPENDIX E

                    GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

   The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.

A. LIFETIME WITHDRAWAL GUARANTEE

    1.WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

   Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

   Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.

   If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

                                    [GRAPHIC]



    2.WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

       a. Lifetime Withdrawal Guarantee II--Proportionate Reduction

   Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be

$6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

   Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 -- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.

   (Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the ENTIRE amount of the second withdrawal ($6,000) divided by the Contract Value before that withdrawal.)

       b. Lifetime Withdrawal Guarantee I--Reduction to Contract Value

   Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

   Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 -- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 -- $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

B. LIFETIME WITHDRAWAL GUARANTEE--COMPOUNDING INCOME AMOUNT (FOR ALL STATES EXCEPT NEW YORK)

   Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

   The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

   If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

   If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

   If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

   (In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

                                    [GRAPHIC]



C. LIFETIME WITHDRAWAL GUARANTEE--AUTOMATIC ANNUAL STEP-UPS AND 7.25% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

   Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

   At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

   At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

   Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).

   At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--6% COMPOUNDING INCOME AMOUNT

   Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

   The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

   If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

   If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).

   If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

   If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).

                                    [GRAPHIC]



E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 6% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

   Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

   At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

   At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

   Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Contract Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

   At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Contract Value is less than $159,000. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).

                                    [GRAPHIC]



F. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE BENEFIT BASE

    1.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -- $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

    2.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

G. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT

   An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment
would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

H. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT

    1.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 -- $9,000 -- $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

    2.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

I. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT

   An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

J. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--PUTTING IT ALL TOGETHER

    1.WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

   An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 -- $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 -- $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [GRAPHIC]



    2.WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

   An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 -- $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -- $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [GRAPHIC]



K. ENHANCED GWB--HOW THE OPTIONAL RESET WORKS (MAY BE ELECTED PRIOR TO AGE 86)

   Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

   The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

   The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

   The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [GRAPHIC]



L. ENHANCED GWB--HOW A ONE-TIME OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT

   Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

   Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Contract Value is lower than the Guaranteed Withdrawal Amount.)

   Under these circumstances, a one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

M. ENHANCED GWB AND GWB I--ANNUAL BENEFIT PAYMENT CONTINUING WHEN ACCOUNT VALUE REACHES ZERO

   Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

   Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

   In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [GRAPHIC]

                                  APPENDIX F

                        ENHANCED DEATH BENEFIT EXAMPLES

   The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES.

                                   EXAMPLE:

                                                           DATE                                  AMOUNT
------------------------------------------------------------------------------------------------------------------------
A   Initial Purchase Payment                             10/1/2011                              $100,000
------------------------------------------------------------------------------------------------------------------------
B   Contract Value                                       10/1/2012                               $90,000
                                               (First Contract Anniversary)
------------------------------------------------------------------------------------------------------------------------
C1  Contract Value (Highest Anniversary               As of 10/1/2012                           $100,000
    Value)                                                                               (= greater of A and B)
------------------------------------------------------------------------------------------------------------------------
C2  6% Annual Increase Amount                         As of 10/1/2012                           $106,000
                                                                                              (= A x 1.06)
------------------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                        10/1/2012                              $106,000
                                                                                        (= greater of C1 and C2)
------------------------------------------------------------------------------------------------------------------------
D   Withdrawal (Dollar-For-Dollar within                 10/2/2012                               $6,000
    6% limit)
------------------------------------------------------------------------------------------------------------------------
E   Percentage Reduction in Contract Value               10/2/2012                                6.67%
                                                                                                 (= D/B)
------------------------------------------------------------------------------------------------------------------------
F   Contract Value after Withdrawal                      10/2/2012                               $84,000
                                                                                                (= B - D)
------------------------------------------------------------------------------------------------------------------------
G1  Highest Anniversary Value reduced for             As of 10/2/2012                            $93,333
    Withdrawal                                                                              (= C1 - (C1 x E))
------------------------------------------------------------------------------------------------------------------------
G2  6% Annual Increase Amount reduced for             As of 10/2/2012                           $100,017
    Withdrawal                                                                                 (= C2 - D)
                                                                                      Note: C2 includes additional
                                                                                          day of interest at 6%
------------------------------------------------------------------------------------------------------------------------
G3  Death Benefit                                        10/2/2012                              $100,017
                                                                                        (= greater of G1 and G2)
------------------------------------------------------------------------------------------------------------------------
H   Contract Value                                       10/1/2013                              $110,000
                                               (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------------------------
I1  Contract Value (Highest Anniversary                  10/1/2013                              $110,000
    Value)                                                                               (= greater of G1 and H)
------------------------------------------------------------------------------------------------------------------------
I2  6% Annual Increase Amount                            10/1/2013                              $106,360
                                                                                            (= C2 x 1.06 - D)
------------------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                        10/1/2013                              $110,000
                                                                                        (= greater of I1 and I2)
------------------------------------------------------------------------------------------------------------------------
J   Withdrawal (Proportional above 6%                    10/2/2013                               $11,000
    limit)
------------------------------------------------------------------------------------------------------------------------
K   Percentage Reduction in Contract Value               10/2/2013                                 10%
                                                                                                 (= J/H)
------------------------------------------------------------------------------------------------------------------------
L   Contract Value after Withdrawal                      10/2/2013                               $99,000
                                                                                                (= H - J)
------------------------------------------------------------------------------------------------------------------------
M1  Highest Anniversary Value reduced for             As of 10/2/2013                            $99,000
    Withdrawal                                                                              (= 11 - (11 x K))
------------------------------------------------------------------------------------------------------------------------
M2  6% Annual Increase Amount reduced for             As of 10/2/2013                            $95,739
    Withdrawal                                                                              (= 12 - (12 x K))
                                                                                      Note: 12 includes additional
                                                                                          day of interest at 6%
------------------------------------------------------------------------------------------------------------------------
M3  Death Benefit                                        10/2/2013                  $99,000 (= greater of M1 and M2)

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000
-- $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2)THE 5% ANNUAL INCREASE AMOUNT

Example

   Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

Determining a death benefit based on the Annual Increase Amount

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).

(3)THE HIGHEST ANNIVERSARY VALUE (HAV)

Example

   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000).

Determining a death benefit based on the Highest Anniversary Value

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).

(4)PUTTING IT ALL TOGETHER

Example

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.

   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.

(5)THE OPTIONAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

   The effect of the Optional Step-Up election is:

   (1)The 5% Annual Increase Amount resets from $105,000 to $110,000; and

   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.

   You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 5% Annual Increase Amount

(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and

   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

   The 6% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and

   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets to the higher Contract Value; and

   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                               TABLE OF CONTENTS
                                    FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                          AMERICAN FORERUNNER SERIES


                                                                    PAGE
                                                                   ------
      THE COMPANY AND THE VARIABLE ACCOUNT........................ II-3
      SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS. II-3
      INVESTMENT ADVICE........................................... II-3
      DISTRIBUTION OF THE CONTRACTS............................... II-6
      CALCULATION OF PERFORMANCE DATA............................. II-7
      CALCULATION OF YIELDS....................................... II-8
      NET INVESTMENT FACTOR....................................... II-10
      ANNUITY PAYMENTS............................................ II-10
      HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS............... II-12
      HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS................. II-12
      ACCUMULATION UNIT VALUES (Condensed Financial Information).. II-13
      THE FIXED ACCOUNT........................................... II-239
      TAX STATUS OF THE CONTRACTS................................. II-239
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-240
      LEGAL MATTERS............................................... II-240
      FINANCIAL STATEMENTS........................................


   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   New England Securities Corporation
   1095 Avenue of the Americas
   New York, New York 10036

   [_]American Forerunner Series--New England Variable Annuity Separate Account
   [_]Metropolitan Series Fund
   [_]Met Investors Series Trust
   [_]American Funds Insurance Series
   [_]My current address is:

                                           Name
                         -----------------        ----
                         Contract Number
                                          Address
                         -----------------        ----
                            Signature
                                                  ----
                                                  Zip

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                          AMERICAN FORERUNNER SERIES

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                APRIL 29, 2013

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 29, 2013 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities"), 1095 Avenue of the Americas, New York, NY 10036.

                               TABLE OF CONTENTS


                                                                    PAGE
                                                                   ------

      THE COMPANY AND THE VARIABLE ACCOUNT........................ II-3

      SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS. II-3

      INVESTMENT ADVICE........................................... II-3

      DISTRIBUTION OF THE CONTRACTS............................... II-6

      CALCULATION OF PERFORMANCE DATA............................. II-7

      CALCULATION OF YIELDS....................................... II-8

      NET INVESTMENT FACTOR....................................... II-10

      ANNUITY PAYMENTS............................................ II-10

      HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS............... II-12

      HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS................. II-12

      ACCUMULATION UNIT VALUES (Condensed Financial Information).. II-13

      THE FIXED ACCOUNT........................................... II-239

      TAX STATUS OF THE CONTRACTS................................. II-239

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-240

      LEGAL MATTERS............................................... II-240

      FINANCIAL STATEMENTS........................................

                     THE COMPANY AND THE VARIABLE ACCOUNT

   The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

   MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

   The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

                               INVESTMENT ADVICE


   The Variable Account invests in the Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") as the Adviser to the Metropolitan Fund and the Met Investors Series Trust, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

   MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.


   MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.


   Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

   The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

   The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(R) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

   On April 30, 2004, the MFS(R) Research Managers Portfolio merged with and into the MFS(R) Investors Trust Portfolio.

   On April 28, 2006 the MFS(R) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

   The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

   Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until
April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

   On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

   On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

   The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research

Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(R) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

   On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

   The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until
May 1, 2006, when Western Asset Management Company became the subadviser.

   On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

   On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

   Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

   On or about April 30, 2012 Morgan Stanley EAFE(R) Index changed its name to MSCI EAFE(R) Index Portfolio.

   On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

   The following is the Adviser (I.E., the "subadviser") history of the Met Investors Series Trust:

   The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(R) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

   The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

   The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

   The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

   On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

   On May 1, 2009, Lehman Brothers> Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International

Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

   Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

   On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

   Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

   Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

   Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

   Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

   Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

   Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.


   Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

   Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

   On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

   On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

   Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

   Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(R) Value Portfolio.

   Effective April 29, 2013, Met/Franklin Mutusl Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.

   Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

   Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

   Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

   Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


                         DISTRIBUTION OF THE CONTRACTS

   The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

   New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 1095 Avenue of the Americas, New York, NY 10036. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of

1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

   Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                              AGGREGATE AMOUNT
                                               OF COMMISSIONS
                                                 RETAINED BY
                                              DISTRIBUTOR AFTER
                             AGGREGATE AMOUNT    PAYMENTS TO
                              OF COMMISSIONS   ITS REGISTERED
                                 PAID TO         PERSONS AND
                FISCAL YEAR    DISTRIBUTOR*     SELLING FIRMS
                -----------  ---------------- -----------------
                   2010.....   $10,633,740           $0
                   2011.....   $11,786,907           $0
                   2012.....   $11,265,230           $0

----------
* Includes sales compensation paid to registered persons of Distributor.

   Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

   We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

   We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

   The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB Plus II rider charge which is assessed as 1.00% (0.95% for New York) per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Enhanced Guaranteed Withdrawal Benefit Rider charge which is 0.55% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset) and the Enhanced Death Benefit rider charge of 0.95% of the death benefit base (up to a maximum of 1.50% upon Optional Step-Up). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

   The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

   Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

   Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

   As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

   We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

   From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period,
(b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

   On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

   Where:

   NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

   ES = per unit expenses for the hypothetical account for the 7-day period.

   UV = the unit value on the first day of the 7-day period.

   We may also quote the effective yield of the BlackRock Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

   Where:

   NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

   ES = per unit expenses of the hypothetical account for the 7-day period.

   UV = the unit value for the first day of the 7-day period.

   Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

   From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by:
(1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for:
(1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

   On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)/6/ - 1)

   Where:

   NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

   ES = expenses of the subaccount for the 30-day or one-month period.

   U = the average number of units outstanding.

   UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

   Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

   The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

    (1)The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2)Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3)This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4)Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                               ANNUITY PAYMENTS

   At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

   When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

   The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

   The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

   Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

   The number of annuity units credited under a variable payment option is determined as follows:

    (1)The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

    (2)The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

   The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

   The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

   On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

   Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

   We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

   The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

   When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

   The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

   As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

   We may also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity payments vary over time based on fluctuations in annual returns.

   The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

   The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed investment return. If the Assumed Investment Return (AIR)is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

   For each Class, the illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

  THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                              PROSPECTUS TABLES.

                           ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   The following tables show the Accumulation Unit Values through December 31, 2012.



                                                                        1.25% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.25
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.234750   10.594849     35,113
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008630    7.018922  2,479,754
   01/01/2009 to 12/31/2009..........................................   7.018922    8.964535  5,453,902
   01/01/2010 to 12/31/2010..........................................   8.964535    9.929837  5,873,814
   01/01/2011 to 12/31/2011..........................................   9.929837    9.598111  5,658,371
   01/01/2012 to 12/31/2012..........................................   9.598111   10.760585  5,601,796
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998630    6.366400  5,509,605
   01/01/2009 to 12/31/2009..........................................   6.366400    8.427494 11,127,079
   01/01/2010 to 12/31/2010..........................................   8.427494    9.445027 11,221,403
   01/01/2011 to 12/31/2011..........................................   9.445027    8.886460 11,377,792
   01/01/2012 to 12/31/2012..........................................   8.886460   10.193508 11,929,854
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018630    7.693325  2,819,563
   01/01/2009 to 12/31/2009..........................................   7.693325    9.375355  6,012,462
   01/01/2010 to 12/31/2010..........................................   9.375355   10.176188  5,995,753
   01/01/2011 to 12/31/2011..........................................  10.176188   10.069255  5,835,749
   01/01/2012 to 12/31/2012..........................................  10.069255   11.021322  5,560,567
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.170751   11.590579    167,165
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.205297    1.378228    644,662
   01/01/2005 to 12/31/2005..........................................   1.378228    1.600534  2,957,117
   01/01/2006 to 12/31/2006..........................................   1.600534    1.837213  5,150,017
   01/01/2007 to 12/31/2007..........................................   1.837213    1.996953  5,131,830
   01/01/2008 to 12/31/2008..........................................   1.996953    1.099600  6,034,065
   01/01/2009 to 12/31/2009..........................................   1.099600    1.323608  6,899,172
   01/01/2010 to 12/31/2010..........................................   1.323608    1.396856  6,679,556
   01/01/2011 to 12/31/2011..........................................   1.396856    1.101801  5,777,777
   01/01/2012 to 12/31/2012..........................................   1.101801    1.298772  5,079,783
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.947551    1.196835  7,993,525
   01/01/2004 to 12/31/2004..........................................   1.196835    1.394854  7,655,331
   01/01/2005 to 12/31/2005..........................................   1.394854    1.622788  6,945,884
   01/01/2006 to 12/31/2006..........................................   1.622788    1.863281  6,810,395
   01/01/2007 to 12/31/2007..........................................   1.863281    2.027781  5,699,228
   01/01/2008 to 12/31/2008..........................................   2.027781    1.117383  5,338,642
   01/01/2009 to 12/31/2009..........................................   1.117383    1.345862  5,035,342
   01/01/2010 to 12/31/2010..........................................   1.345862    1.422687  4,331,191
   01/01/2011 to 12/31/2011..........................................   1.422687    1.124317  4,293,125
   01/01/2012 to 12/31/2012..........................................   1.124317    1.325616  4,363,564

                                                                 1.25% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003...................................   1.231358    1.257179 10,255,426
   01/01/2004 to 12/31/2004...................................   1.257179    1.289246 12,756,433
   01/01/2005 to 12/31/2005...................................   1.289246    1.296866 14,972,721
   01/01/2006 to 12/31/2006...................................   1.296866    1.329635 18,189,155
   01/01/2007 to 12/31/2007...................................   1.329635    1.400491 17,054,241
   01/01/2008 to 12/31/2008...................................   1.400491    1.460924 14,987,637
   01/01/2009 to 12/31/2009...................................   1.460924    1.514621 15,043,646
   01/01/2010 to 12/31/2010...................................   1.514621    1.580968 14,660,129
   01/01/2011 to 12/31/2011...................................   1.580968    1.675093 12,535,544
   01/01/2012 to 12/31/2012...................................   1.675093    1.714138 12,175,952
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  34.383594   38.158780      1,485
   01/01/2005 to 12/31/2005...................................  38.158780   41.617600     10,814
   01/01/2006 to 12/31/2006...................................  41.617600   43.760334     21,634
   01/01/2007 to 12/31/2007...................................  43.760334   51.958765     29,799
   01/01/2008 to 12/31/2008...................................  51.958765   27.790242     47,414
   01/01/2009 to 12/31/2009...................................  27.790242   40.909857     71,435
   01/01/2010 to 12/31/2010...................................  40.909857   46.459780     67,411
   01/01/2011 to 12/31/2011...................................  46.459780   44.395083     64,173
   01/01/2012 to 12/31/2012...................................  44.395083   48.528439     53,608
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   4.317105    4.501514  6,337,864
   01/01/2004 to 12/31/2004...................................   4.501514    4.630921  6,575,235
   01/01/2005 to 12/31/2005...................................   4.630921    4.672089  7,328,710
   01/01/2006 to 12/31/2006...................................   4.672089    4.805097  8,005,472
   01/01/2007 to 12/31/2007...................................   4.805097    5.030850  8,006,228
   01/01/2008 to 12/31/2008...................................   5.030850    4.786105  6,745,318
   01/01/2009 to 12/31/2009...................................   4.786105    5.160720  6,252,603
   01/01/2010 to 12/31/2010...................................   5.160720    5.507866  5,859,811
   01/01/2011 to 12/31/2011...................................   5.507866    5.782544  5,330,717
   01/01/2012 to 12/31/2012...................................   5.782544    6.126147  4,962,289
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  36.289090   39.192519     15,147
   01/01/2005 to 12/31/2005...................................  39.192519   39.798130     24,061
   01/01/2006 to 12/31/2006...................................  39.798130   43.332145     37,777
   01/01/2007 to 12/31/2007...................................  43.332145   45.194447     59,725
   01/01/2008 to 12/31/2008...................................  45.194447   33.489217     66,776
   01/01/2009 to 12/31/2009...................................  33.489217   38.695979     69,920
   01/01/2010 to 12/31/2010...................................  38.695979   41.774994     64,613
   01/01/2011 to 12/31/2011...................................  41.774994   42.737813     67,326
   01/01/2012 to 12/31/2012...................................  42.737813   47.314335     62,727
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.989333   10.323195    148,366
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   8.094761    8.172470    481,421
   01/01/2008 to 12/31/2008...................................   8.172470    5.059671    498,037
   01/01/2009 to 12/31/2009...................................   5.059671    5.956039    599,816
   01/01/2010 to 12/31/2010...................................   5.956039    6.614679    612,257
   01/01/2011 to 12/31/2011...................................   6.614679    6.549353    685,594
   01/01/2012 to 12/31/2012...................................   6.549353    7.335075    670,294
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.839997    6.209409    539,609
   01/01/2004 to 12/31/2004...................................   6.209409    6.781940    612,593
   01/01/2005 to 12/31/2005...................................   6.781940    6.920075    557,309
   01/01/2006 to 12/31/2006...................................   6.920075    7.779782    504,484
   01/01/2007 to 04/27/2007...................................   7.779782    8.162884          0

                                                              1.25% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   1.072355    1.184182    895,546
   01/01/2005 to 12/31/2005................................   1.184182    1.234503  1,745,201
   01/01/2006 to 12/31/2006................................   1.234503    1.452428  2,997,873
   01/01/2007 to 12/31/2007................................   1.452428    1.479171  4,381,495
   01/01/2008 to 12/31/2008................................   1.479171    0.947887  4,611,228
   01/01/2009 to 12/31/2009................................   0.947887    1.039592  6,266,744
   01/01/2010 to 12/31/2010................................   1.039592    1.118318  6,147,492
   01/01/2011 to 12/31/2011................................   1.118318    1.127094  6,185,723
   01/01/2012 to 12/31/2012................................   1.127094    1.268505  6,669,554
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.793209    1.060741  1,729,925
   01/01/2004 to 12/31/2004................................   1.060741    1.187075  4,063,877
   01/01/2005 to 12/31/2005................................   1.187075    1.239084  3,699,894
   01/01/2006 to 12/31/2006................................   1.239084    1.458737  3,447,961
   01/01/2007 to 12/31/2007................................   1.458737    1.487653  3,051,814
   01/01/2008 to 12/31/2008................................   1.487653    0.954361  2,761,095
   01/01/2009 to 12/31/2009................................   0.954361    1.047847  2,363,604
   01/01/2010 to 12/31/2010................................   1.047847    1.127999  2,186,479
   01/01/2011 to 12/31/2011................................   1.127999    1.137714  1,883,220
   01/01/2012 to 12/31/2012................................   1.137714    1.282352  2,004,593
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.352775    2.580603    246,717
   01/01/2005 to 12/31/2005................................   2.580603    2.720755    696,241
   01/01/2006 to 12/31/2006................................   2.720755    2.791453  1,294,736
   01/01/2007 to 12/31/2007................................   2.791453    3.264694  1,548,400
   01/01/2008 to 12/31/2008................................   3.264694    2.041063  1,895,716
   01/01/2009 to 12/31/2009................................   2.041063    2.751542  2,287,429
   01/01/2010 to 12/31/2010................................   2.751542    3.246425  2,187,709
   01/01/2011 to 12/31/2011................................   3.246425    2.912642  2,319,251
   01/01/2012 to 12/31/2012................................   2.912642    3.281048  1,918,414
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  17.340954   17.560205     11,805
   01/01/2007 to 12/31/2007................................  17.560205   17.986452     22,435
   01/01/2008 to 12/31/2008................................  17.986452    9.778103     32,836
   01/01/2009 to 05/01/2009................................   9.778103   10.209444          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.819502    2.424162  3,737,503
   01/01/2004 to 12/31/2004................................   2.424162    2.600016  4,380,651
   01/01/2005 to 12/31/2005................................   2.600016    2.743736  3,994,660
   01/01/2006 to 12/31/2006................................   2.743736    2.818074  3,658,537
   01/01/2007 to 12/31/2007................................   2.818074    3.298914  3,158,035
   01/01/2008 to 12/31/2008................................   3.298914    2.064503  2,749,944
   01/01/2009 to 12/31/2009................................   2.064503    2.785565  2,399,601
   01/01/2010 to 12/31/2010................................   2.785565    3.290805  2,146,360
   01/01/2011 to 12/31/2011................................   3.290805    2.955442  2,093,323
   01/01/2012 to 12/31/2012................................   2.955442    3.332246  2,249,452
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.288137    2.272253  8,178,961
   01/01/2004 to 12/31/2004................................   2.272253    2.260422  9,122,398
   01/01/2005 to 12/31/2005................................   2.260422    2.291278  8,739,491
   01/01/2006 to 12/31/2006................................   2.291278    2.365877  9,526,682
   01/01/2007 to 12/31/2007................................   2.365877    2.448810  9,799,482
   01/01/2008 to 12/31/2008................................   2.448810    2.481164 16,906,640
   01/01/2009 to 12/31/2009................................   2.481164    2.456547 15,435,302
   01/01/2010 to 12/31/2010................................   2.456547    2.426029 10,563,117
   01/01/2011 to 12/31/2011................................   2.426029    2.395973  8,942,033
   01/01/2012 to 12/31/2012................................   2.395973    2.366047  7,628,700

                                                1.25% VARIABLE ACCOUNT CHARGE
                                              ----------------------------------
                                                 AUV AT     AUV AT   ACCUM UNITS
                                              BEGINNING OF ENDING OF   END OF
                                                 PERIOD     PERIOD     PERIOD
                                              ------------ --------- -----------
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..................   9.998973   12.846559    227,580
   01/01/2005 to 12/31/2005..................  12.846559   14.373064    771,922
   01/01/2006 to 12/31/2006..................  14.373064   19.529656  1,155,242
   01/01/2007 to 12/31/2007..................  19.529656   16.391631  1,230,370
   01/01/2008 to 12/31/2008..................  16.391631    9.441537  1,291,536
   01/01/2009 to 12/31/2009..................   9.441537   12.563014  1,362,212
   01/01/2010 to 12/31/2010..................  12.563014   14.405357  1,196,774
   01/01/2011 to 12/31/2011..................  14.405357   13.432007  1,104,094
   01/01/2012 to 12/31/2012..................  13.432007   16.711687  1,020,006
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................   2.898156    3.122286  2,171,954
   01/01/2005 to 12/31/2005..................   3.122286    3.391833  6,042,147
   01/01/2006 to 12/31/2006..................   3.391833    3.829521 10,492,849
   01/01/2007 to 12/31/2007..................   3.829521    3.945957 12,875,243
   01/01/2008 to 12/31/2008..................   3.945957    2.356788 15,140,648
   01/01/2009 to 12/31/2009..................   2.356788    3.064189 17,646,038
   01/01/2010 to 12/31/2010..................   3.064189    3.380542 17,035,982
   01/01/2011 to 12/31/2011..................   3.380542    3.196107 15,787,753
   01/01/2012 to 12/31/2012..................   3.196107    3.554421 14,020,582
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..................   2.203304    2.844732 11,096,983
   01/01/2004 to 12/31/2004..................   2.844732    3.150396 14,010,283
   01/01/2005 to 12/31/2005..................   3.150396    3.426735 13,858,324
   01/01/2006 to 12/31/2006..................   3.426735    3.871807 12,629,968
   01/01/2007 to 12/31/2007..................   3.871807    3.992908 10,948,412
   01/01/2008 to 12/31/2008..................   3.992908    2.387277  9,640,224
   01/01/2009 to 12/31/2009..................   2.387277    3.107999  8,546,405
   01/01/2010 to 12/31/2010..................   3.107999    3.432112  7,728,299
   01/01/2011 to 12/31/2011..................   3.432112    3.247910  7,270,084
   01/01/2012 to 12/31/2012..................   3.247910    3.614740  7,202,630
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................   2.339585    2.641623    231,769
   01/01/2005 to 12/31/2005..................   2.641623    2.881043    474,382
   01/01/2006 to 12/31/2006..................   2.881043    3.177125    978,040
   01/01/2007 to 12/31/2007..................   3.177125    3.261051  1,359,040
   01/01/2008 to 12/31/2008..................   3.261051    1.961196  1,663,788
   01/01/2009 to 12/31/2009..................   1.961196    2.352990  1,729,121
   01/01/2010 to 12/31/2010..................   2.352990    2.655554  1,634,497
   01/01/2011 to 12/31/2011..................   2.655554    2.455195  1,606,290
   01/01/2012 to 12/31/2012..................   2.455195    2.799639  1,471,736
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003..................   1.899012    2.376957  1,211,599
   01/01/2004 to 12/31/2004..................   2.376957    2.665706  1,518,691
   01/01/2005 to 12/31/2005..................   2.665706    2.909847  1,531,374
   01/01/2006 to 12/31/2006..................   2.909847    3.211992  1,575,063
   01/01/2007 to 12/31/2007..................   3.211992    3.300077  1,322,383
   01/01/2008 to 12/31/2008..................   3.300077    1.986910  1,215,193
   01/01/2009 to 12/31/2009..................   1.986910    2.387223  1,021,048
   01/01/2010 to 12/31/2010..................   2.387223    2.696996    919,043
   01/01/2011 to 12/31/2011..................   2.696996    2.495825    906,982
   01/01/2012 to 12/31/2012..................   2.495825    2.848880    873,773

                                                              1.25% VARIABLE ACCOUNT CHARGE
                                                           -----------------------------------
                                                              AUV AT     AUV AT    ACCUM UNITS
                                                           BEGINNING OF ENDING OF    END OF
                                                              PERIOD     PERIOD      PERIOD
                                                           ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................    0.877171    1.179380    975,495
   01/01/2004 to 12/31/2004...............................    1.179380    1.403737  4,403,557
   01/01/2005 to 12/31/2005...............................    1.403737    1.583716  7,378,814
   01/01/2006 to 12/31/2006...............................    1.583716    2.015315 11,168,276
   01/01/2007 to 12/31/2007...............................    2.015315    1.967885 13,752,302
   01/01/2008 to 12/31/2008...............................    1.967885    1.148829 13,603,260
   01/01/2009 to 12/31/2009...............................    1.148829    1.759275 14,227,364
   01/01/2010 to 12/31/2010...............................    1.759275    2.022714 14,604,759
   01/01/2011 to 12/31/2011...............................    2.022714    1.712860 14,251,865
   01/01/2012 to 12/31/2012...............................    1.712860    2.186281 13,187,196
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................    0.885421    1.181785  1,785,236
   01/01/2004 to 12/31/2004...............................    1.181785    1.408514  2,979,589
   01/01/2005 to 12/31/2005...............................    1.408514    1.589622  3,607,139
   01/01/2006 to 12/31/2006...............................    1.589622    2.024973  4,402,862
   01/01/2007 to 12/31/2007...............................    2.024973    1.979689  3,959,033
   01/01/2008 to 12/31/2008...............................    1.979689    1.156859  3,093,649
   01/01/2009 to 12/31/2009...............................    1.156859    1.773908  2,723,421
   01/01/2010 to 12/31/2010...............................    1.773908    2.041042  2,546,809
   01/01/2011 to 12/31/2011...............................    2.041042    1.731117  2,764,741
   01/01/2012 to 12/31/2012...............................    1.731117    2.209913  2,549,983
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................    1.010738    1.049071  1,432,787
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...............................    0.848860    1.164131  1,406,306
   01/01/2004 to 12/31/2004...............................    1.164131    1.223582  1,751,151
   01/01/2005 to 12/31/2005...............................    1.223582    1.308310  1,834,114
   01/01/2006 to 12/31/2006...............................    1.308310    1.475354  1,980,266
   01/01/2007 to 12/31/2007...............................    1.475354    1.618231  2,092,922
   01/01/2008 to 12/31/2008...............................    1.618231    0.979157  1,827,763
   01/01/2009 to 12/31/2009...............................    0.979157    1.294030  1,829,339
   01/01/2010 to 12/31/2010...............................    1.294030    1.612572  1,696,355
   01/01/2011 to 12/31/2011...............................    1.612572    1.575364  1,445,865
   01/01/2012 to 12/31/2012...............................    1.575364    1.839312  1,200,764
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...............................  151.435577  185.959018      5,698
   01/01/2008 to 12/31/2008...............................  185.959018  106.518462     51,081
   01/01/2009 to 12/31/2009...............................  106.518462  150.276235     87,351
   01/01/2010 to 12/31/2010...............................  150.276235  162.356482     92,374
   01/01/2011 to 12/31/2011...............................  162.356482  148.245678     86,771
   01/01/2012 to 12/31/2012...............................  148.245678  179.356423     80,130
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...............................    0.409985    0.492965    304,981
   01/01/2006 to 12/31/2006...............................    0.492965    0.499145  1,280,163
   01/01/2007 to 12/31/2007...............................    0.499145    0.549049  1,689,831
   01/01/2008 to 12/31/2008...............................    0.549049    0.344049  2,054,526
   01/01/2009 to 12/31/2009...............................    0.344049    0.474201  2,794,944
   01/01/2010 to 12/31/2010...............................    0.474201    0.521296  2,999,593
   01/01/2011 to 12/31/2011...............................    0.521296    0.515975  3,581,588
   01/01/2012 to 12/31/2012...............................    0.515975    0.588802  6,617,351

                                                                      1.25% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005........................................   7.998185    8.693182     44,329
   01/01/2006 to 12/31/2006........................................   8.693182    9.239346     92,950
   01/01/2007 to 12/31/2007........................................   9.239346   10.427689    142,163
   01/01/2008 to 12/31/2008........................................  10.427689    5.566975    167,099
   01/01/2009 to 12/31/2009........................................   5.566975    7.900505    235,176
   01/01/2010 to 12/31/2010........................................   7.900505    8.535561    239,432
   01/01/2011 to 12/31/2011........................................   8.535561    8.313362    249,730
   01/01/2012 to 04/27/2012........................................   8.313362    9.357068          0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................   0.425125    0.444253      3,059
   01/01/2005 to 04/30/2005........................................   0.444253    0.405064          0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................   0.410269    0.494021  3,627,443
   01/01/2006 to 12/31/2006........................................   0.494021    0.500579  3,545,304
   01/01/2007 to 12/31/2007........................................   0.500579    0.551393  3,391,644
   01/01/2008 to 12/31/2008........................................   0.551393    0.345371  3,032,319
   01/01/2009 to 12/31/2009........................................   0.345371    0.477110  3,076,118
   01/01/2010 to 12/31/2010........................................   0.477110    0.525096  2,027,786
   01/01/2011 to 12/31/2011........................................   0.525096    0.520179  2,088,516
   01/01/2012 to 12/31/2012........................................   0.520179    0.593711  2,560,766
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................   0.346224    0.429804  3,861,380
   01/01/2004 to 12/31/2004........................................   0.429804    0.444259  3,651,151
   01/01/2005 to 04/30/2005........................................   0.444259    0.409102          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................   1.012792    1.051119    452,218
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.529802    0.679683  3,035,424
   01/01/2004 to 12/31/2004........................................   0.679683    0.727873  3,243,529
   01/01/2005 to 12/31/2005........................................   0.727873    0.816448  3,586,303
   01/01/2006 to 12/31/2006........................................   0.816448    0.792317  4,039,293
   01/01/2007 to 12/31/2007........................................   0.792317    0.800159  4,159,632
   01/01/2008 to 12/31/2008........................................   0.800159    0.481605  3,942,039
   01/01/2009 to 12/31/2009........................................   0.481605    0.632396  3,781,194
   01/01/2010 to 12/31/2010........................................   0.632396    0.773103  3,949,399
   01/01/2011 to 12/31/2011........................................   0.773103    0.788314  2,575,451
   01/01/2012 to 12/31/2012........................................   0.788314    0.922549  2,252,941
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.453340   10.144842     65,712
   01/01/2007 to 12/31/2007........................................  10.144842    9.426397     97,837
   01/01/2008 to 12/31/2008........................................   9.426397    4.224768    150,971
   01/01/2009 to 12/31/2009........................................   4.224768    5.756508    138,218
   01/01/2010 to 12/31/2010........................................   5.756508    6.102009    123,491
   01/01/2011 to 04/29/2011........................................   6.102009    6.491500          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.656175    0.595812  4,917,291
   01/01/2012 to 12/31/2012........................................   0.595812    0.697615  4,499,856

                                                                     1.25% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006.......................................   0.953144   1.023255   3,538,253
   01/01/2007 to 12/31/2007.......................................   1.023255   0.951750   3,272,662
   01/01/2008 to 12/31/2008.......................................   0.951750   0.426925   3,159,930
   01/01/2009 to 12/31/2009.......................................   0.426925   0.581678   2,706,638
   01/01/2010 to 12/31/2010.......................................   0.581678   0.616818   2,476,561
   01/01/2011 to 04/29/2011.......................................   0.616818   0.656242           0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................   2.377286   2.696428     251,711
   01/01/2005 to 12/31/2005.......................................   2.696428   2.840821     991,747
   01/01/2006 to 12/31/2006.......................................   2.840821   3.265599   1,944,669
   01/01/2007 to 12/31/2007.......................................   3.265599   3.599707   2,620,745
   01/01/2008 to 12/31/2008.......................................   3.599707   2.273086   3,081,470
   01/01/2009 to 12/31/2009.......................................   2.273086   2.916671   3,706,326
   01/01/2010 to 12/31/2010.......................................   2.916671   3.664212   3,375,046
   01/01/2011 to 12/31/2011.......................................   3.664212   3.631046   3,090,626
   01/01/2012 to 12/31/2012.......................................   3.631046   4.097335   2,812,733
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.758876   2.367243   3,175,066
   01/01/2004 to 12/31/2004.......................................   2.367243   2.716612   3,573,319
   01/01/2005 to 12/31/2005.......................................   2.716612   2.864629   3,492,759
   01/01/2006 to 12/31/2006.......................................   2.864629   3.296126   3,517,684
   01/01/2007 to 12/31/2007.......................................   3.296126   3.636804   3,047,220
   01/01/2008 to 12/31/2008.......................................   3.636804   2.298822   2,756,341
   01/01/2009 to 12/31/2009.......................................   2.298822   2.952505   2,452,532
   01/01/2010 to 12/31/2010.......................................   2.952505   3.713034   2,081,744
   01/01/2011 to 12/31/2011.......................................   3.713034   3.683159   1,813,908
   01/01/2012 to 12/31/2012.......................................   3.683159   4.160195   1,739,133
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   0.625777   0.893664   5,115,288
   01/01/2004 to 12/31/2004.......................................   0.893664   0.980913   6,713,282
   01/01/2005 to 12/31/2005.......................................   0.980913   1.011299   7,945,057
   01/01/2006 to 12/31/2006.......................................   1.011299   1.095850   7,962,232
   01/01/2007 to 12/31/2007.......................................   1.095850   1.128859   7,613,501
   01/01/2008 to 12/31/2008.......................................   1.128859   0.654279   7,451,310
   01/01/2009 to 12/31/2009.......................................   0.654279   0.837903   7,584,299
   01/01/2010 to 12/31/2010.......................................   0.837903   1.086898   6,509,328
   01/01/2011 to 12/31/2011.......................................   1.086898   1.102892   5,784,935
   01/01/2012 to 12/31/2012.......................................   1.102892   1.207771   5,224,783
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.357536   1.597530   5,934,798
   01/01/2004 to 12/31/2004.......................................   1.597530   1.706473   8,913,662
   01/01/2005 to 12/31/2005.......................................   1.706473   1.710500  11,885,856
   01/01/2006 to 12/31/2006.......................................   1.710500   1.843841  14,305,072
   01/01/2007 to 12/31/2007.......................................   1.843841   1.940078  15,948,217
   01/01/2008 to 12/31/2008.......................................   1.940078   1.559489  13,599,419
   01/01/2009 to 12/31/2009.......................................   1.559489   2.106464  12,625,655
   01/01/2010 to 12/31/2010.......................................   2.106464   2.350028  11,260,651
   01/01/2011 to 12/31/2011.......................................   2.350028   2.424387  10,147,368
   01/01/2012 to 12/31/2012.......................................   2.424387   2.704088   9,532,071
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.......................................   2.584319   2.659350   6,997,862

                                                                     1.25% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.......................................   1.341513    1.803959  2,602,170
   01/01/2004 to 12/31/2004.......................................   1.803959    2.185197  5,612,321
   01/01/2005 to 12/31/2005.......................................   2.185197    2.415539  7,373,295
   01/01/2006 to 12/31/2006.......................................   2.415539    2.652742  8,429,634
   01/01/2007 to 12/31/2007.......................................   2.652742    2.703203  9,391,847
   01/01/2008 to 12/31/2008.......................................   2.703203    1.402108  9,923,370
   01/01/2009 to 12/31/2009.......................................   1.402108    2.045767 10,018,922
   01/01/2010 to 12/31/2010.......................................   2.045767    2.546662  8,974,357
   01/01/2011 to 12/31/2011.......................................   2.546662    2.347232  8,114,565
   01/01/2012 to 04/27/2012.......................................   2.347232    2.596960          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................   3.062420    3.326459    933,283
   01/01/2005 to 12/31/2005.......................................   3.326459    3.604168  2,607,623
   01/01/2006 to 12/31/2006.......................................   3.604168    3.992825  3,982,921
   01/01/2007 to 12/31/2007.......................................   3.992825    3.663992  3,979,113
   01/01/2008 to 12/31/2008.......................................   3.663992    1.949082  3,827,783
   01/01/2009 to 12/31/2009.......................................   1.949082    2.717881  3,809,231
   01/01/2010 to 12/31/2010.......................................   2.717881    3.080312  3,424,978
   01/01/2011 to 12/31/2011.......................................   3.080312    3.239570  2,951,043
   01/01/2012 to 12/31/2012.......................................   3.239570    3.569631  2,591,554
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   2.393038    3.130235 13,023,261
   01/01/2004 to 12/31/2004.......................................   3.130235    3.393317 14,512,972
   01/01/2005 to 12/31/2005.......................................   3.393317    3.680143 13,773,481
   01/01/2006 to 12/31/2006.......................................   3.680143    4.081083 11,992,186
   01/01/2007 to 12/31/2007.......................................   4.081083    3.748720 10,284,759
   01/01/2008 to 12/31/2008.......................................   3.748720    1.996133  9,023,233
   01/01/2009 to 12/31/2009.......................................   1.996133    2.786207  7,754,377
   01/01/2010 to 12/31/2010.......................................   2.786207    3.160846  6,856,620
   01/01/2011 to 12/31/2011.......................................   3.160846    3.327626  6,253,911
   01/01/2012 to 12/31/2012.......................................   3.327626    3.670354  5,909,493
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998630    7.994633     59,148
   01/01/2009 to 12/31/2009.......................................   7.994633   10.092455    155,048
   01/01/2010 to 12/31/2010.......................................  10.092455   11.145264    182,523
   01/01/2011 to 12/31/2011.......................................  11.145264   11.242009    196,396
   01/01/2012 to 12/31/2012.......................................  11.242009   12.488569    198,893
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.988288    9.776927     16,602
   01/01/2012 to 12/31/2012.......................................   9.776927   10.079465     38,560
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998630    6.606975     47,087
   01/01/2009 to 12/31/2009.......................................   6.606975    8.148575    117,516
   01/01/2010 to 12/31/2010.......................................   8.148575    8.934468    131,573
   01/01/2011 to 12/31/2011.......................................   8.934468    8.775455    147,071
   01/01/2012 to 12/31/2012.......................................   8.775455    9.871855    125,028
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998630    7.040915    157,976
   01/01/2009 to 12/31/2009.......................................   7.040915    8.938760    336,003
   01/01/2010 to 12/31/2010.......................................   8.938760    9.714568    351,790
   01/01/2011 to 12/31/2011.......................................   9.714568    9.425241    417,276
   01/01/2012 to 12/31/2012.......................................   9.425241   10.808310    403,004

                                                              1.25% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008................................   9.998630    6.576079     16,265
   01/01/2009 to 12/31/2009................................   6.576079    8.612912     39,641
   01/01/2010 to 12/31/2010................................   8.612912    9.157401     46,058
   01/01/2011 to 12/31/2011................................   9.157401    8.420132     53,243
   01/01/2012 to 12/31/2012................................   8.420132   10.162159     75,523
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011................................  12.270909   10.519544  1,129,750
   01/01/2012 to 12/31/2012................................  10.519544   12.127408    937,405
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005................................   9.998973   11.161798     27,787
   01/01/2006 to 12/31/2006................................  11.161798   12.749671    442,317
   01/01/2007 to 12/31/2007................................  12.749671   13.002022  1,153,077
   01/01/2008 to 12/31/2008................................  13.002022    7.646365  1,224,589
   01/01/2009 to 12/31/2009................................   7.646365    9.929272  1,318,799
   01/01/2010 to 12/31/2010................................   9.929272   11.344600  1,189,187
   01/01/2011 to 04/29/2011................................  11.344600   12.307574          0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012................................  10.016321   10.491570    100,038
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998973   10.310111    130,758
   01/01/2006 to 12/31/2006................................  10.310111   10.884040    241,473
   01/01/2007 to 12/31/2007................................  10.884040   11.346907    620,962
   01/01/2008 to 12/31/2008................................  11.346907    9.593358  1,281,491
   01/01/2009 to 12/31/2009................................   9.593358   11.418798  2,122,728
   01/01/2010 to 12/31/2010................................  11.418798   12.410524  2,701,417
   01/01/2011 to 12/31/2011................................  12.410524   12.655310  2,230,550
   01/01/2012 to 12/31/2012................................  12.655310   13.644486  2,405,812
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998973   10.528255    284,700
   01/01/2006 to 12/31/2006................................  10.528255   11.377529  1,164,090
   01/01/2007 to 12/31/2007................................  11.377529   11.776000  2,964,511
   01/01/2008 to 12/31/2008................................  11.776000    9.117849  4,841,696
   01/01/2009 to 12/31/2009................................   9.117849   11.136599  5,864,291
   01/01/2010 to 12/31/2010................................  11.136599   12.266003  6,329,377
   01/01/2011 to 12/31/2011................................  12.266003   12.241007  5,893,030
   01/01/2012 to 12/31/2012................................  12.241007   13.473681  5,496,820
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.865315    1.149827  5,063,817
   01/01/2004 to 12/31/2004................................   1.149827    1.314011  6,327,264
   01/01/2005 to 12/31/2005................................   1.314011    1.453731  7,243,058
   01/01/2006 to 12/31/2006................................   1.453731    1.576792  7,625,919
   01/01/2007 to 12/31/2007................................   1.576792    1.674142  7,341,025
   01/01/2008 to 12/31/2008................................   1.674142    1.051844  8,043,722
   01/01/2009 to 12/31/2009................................   1.051844    1.420797  8,687,411
   01/01/2010 to 12/31/2010................................   1.420797    1.767908  7,582,521
   01/01/2011 to 12/31/2011................................   1.767908    1.707800  6,776,984
   01/01/2012 to 12/31/2012................................   1.707800    1.978734  6,437,059
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998973   10.759284    707,709
   01/01/2006 to 12/31/2006................................  10.759284   11.884012  4,525,389
   01/01/2007 to 12/31/2007................................  11.884012   12.245653 12,436,101
   01/01/2008 to 12/31/2008................................  12.245653    8.630461 18,654,307
   01/01/2009 to 12/31/2009................................   8.630461   10.784503 20,856,443
   01/01/2010 to 12/31/2010................................  10.784503   12.053382 19,907,332
   01/01/2011 to 12/31/2011................................  12.053382   11.741010 19,016,887
   01/01/2012 to 12/31/2012................................  11.741010   13.129661 17,877,599

                                                                        1.25% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..........................................   9.998973   10.985367    485,857
   01/01/2006 to 12/31/2006..........................................  10.985367   12.391608  4,560,146
   01/01/2007 to 12/31/2007..........................................  12.391608   12.707971 15,881,886
   01/01/2008 to 12/31/2008..........................................  12.707971    8.142692 20,978,386
   01/01/2009 to 12/31/2009..........................................   8.142692   10.381142 21,384,433
   01/01/2010 to 12/31/2010..........................................  10.381142   11.759227 20,394,724
   01/01/2011 to 12/31/2011..........................................  11.759227   11.175388 19,203,540
   01/01/2012 to 12/31/2012..........................................  11.175388   12.733906 17,987,804
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   2.731332    3.449245  3,653,650
   01/01/2004 to 12/31/2004..........................................   3.449245    3.756416  4,668,415
   01/01/2005 to 12/31/2005..........................................   3.756416    3.872216  5,058,223
   01/01/2006 to 12/31/2006..........................................   3.872216    4.404993  5,536,674
   01/01/2007 to 12/31/2007..........................................   4.404993    4.566380  4,668,980
   01/01/2008 to 12/31/2008..........................................   4.566380    2.829263  4,608,552
   01/01/2009 to 12/31/2009..........................................   2.829263    3.518369  4,869,190
   01/01/2010 to 12/31/2010..........................................   3.518369    3.978174  4,501,296
   01/01/2011 to 12/31/2011..........................................   3.978174    3.993103  4,349,498
   01/01/2012 to 12/31/2012..........................................   3.993103    4.551638  4,186,301
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   7.748492    8.598035     12,295
   01/01/2005 to 12/31/2005..........................................   8.598035    9.077584     28,780
   01/01/2006 to 04/30/2006..........................................   9.077584    9.491938     30,412
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.656026    0.787176  2,549,167
   01/01/2004 to 12/31/2004..........................................   0.787176    0.865043  4,277,793
   01/01/2005 to 12/31/2005..........................................   0.865043    0.915101  3,742,961
   01/01/2006 to 04/30/2006..........................................   0.915101    0.957183          0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.658378    0.805710  1,541,735
   01/01/2004 to 04/30/2004..........................................   0.805710    0.820699  1,666,173
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.739466    0.964297  5,307,770
   01/01/2004 to 12/31/2004..........................................   0.964297    1.138554  6,751,783
   01/01/2005 to 12/31/2005..........................................   1.138554    1.309109  8,044,802
   01/01/2006 to 12/31/2006..........................................   1.309109    1.636329  9,531,123
   01/01/2007 to 12/31/2007..........................................   1.636329    1.830665 11,227,223
   01/01/2008 to 12/31/2008..........................................   1.830665    1.041955 14,239,333
   01/01/2009 to 12/31/2009..........................................   1.041955    1.353830 15,823,211
   01/01/2010 to 12/31/2010..........................................   1.353830    1.489501 15,139,814
   01/01/2011 to 12/31/2011..........................................   1.489501    1.313426 14,293,130
   01/01/2012 to 12/31/2012..........................................   1.313426    1.513734 13,291,392
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.771594    4.105109  2,827,816
   01/01/2005 to 12/31/2005..........................................   4.105109    4.169836  3,539,599
   01/01/2006 to 12/31/2006..........................................   4.169836    4.609613  3,776,779
   01/01/2007 to 12/31/2007..........................................   4.609613    4.739479  4,097,309
   01/01/2008 to 12/31/2008..........................................   4.739479    3.634454  3,543,635
   01/01/2009 to 12/31/2009..........................................   3.634454    4.246281  3,157,512
   01/01/2010 to 12/31/2010..........................................   4.246281    4.604431  2,934,643
   01/01/2011 to 12/31/2011..........................................   4.604431    4.645523  2,627,716
   01/01/2012 to 12/31/2012..........................................   4.645523    5.106299  2,418,823
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.267902    1.497971  4,565,858
   01/01/2004 to 04/30/2004..........................................   1.497971    1.485622  5,151,293

                                                         1.25% VARIABLE ACCOUNT CHARGE
                                                       ----------------------------------
                                                          AUV AT     AUV AT   ACCUM UNITS
                                                       BEGINNING OF ENDING OF   END OF
                                                          PERIOD     PERIOD     PERIOD
                                                       ------------ --------- -----------
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   1.223470   1.321605   1,638,566
   01/01/2005 to 12/31/2005...........................   1.321605   1.283692   4,974,100
   01/01/2006 to 12/31/2006...........................   1.283692   1.493936   7,079,420
   01/01/2007 to 12/31/2007...........................   1.493936   1.415881   7,764,303
   01/01/2008 to 12/31/2008...........................   1.415881   0.926991   8,306,094
   01/01/2009 to 12/31/2009...........................   0.926991   1.103925   9,631,520
   01/01/2010 to 12/31/2010...........................   1.103925   1.212096   9,994,817
   01/01/2011 to 12/31/2011...........................   1.212096   1.204718   9,277,593
   01/01/2012 to 12/31/2012...........................   1.204718   1.383816   7,845,415
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   0.977213   1.209630   5,837,482
   01/01/2004 to 12/31/2004...........................   1.209630   1.329439   7,243,365
   01/01/2005 to 12/31/2005...........................   1.329439   1.292717   6,792,026
   01/01/2006 to 12/31/2006...........................   1.292717   1.505649   6,028,854
   01/01/2007 to 12/31/2007...........................   1.505649   1.428431   5,312,067
   01/01/2008 to 12/31/2008...........................   1.428431   0.936508   4,685,072
   01/01/2009 to 12/31/2009...........................   0.936508   1.116052   4,618,016
   01/01/2010 to 12/31/2010...........................   1.116052   1.226228   4,379,462
   01/01/2011 to 12/31/2011...........................   1.226228   1.220786   3,779,837
   01/01/2012 to 12/31/2012...........................   1.220786   1.403177   3,739,041
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003...........................   0.968377   1.206674   1,995,924
   01/01/2004 to 12/31/2004...........................   1.206674   1.363269   3,127,787
   01/01/2005 to 12/31/2005...........................   1.363269   1.454880   3,378,703
   01/01/2006 to 12/31/2006...........................   1.454880   1.647714   3,509,898
   01/01/2007 to 12/31/2007...........................   1.647714   1.583033   4,606,938
   01/01/2008 to 12/31/2008...........................   1.583033   0.964552   4,493,691
   01/01/2009 to 12/31/2009...........................   0.964552   1.302750   4,384,075
   01/01/2010 to 12/31/2010...........................   1.302750   1.580673   3,904,797
   01/01/2011 to 12/31/2011...........................   1.580673   1.478714   3,462,764
   01/01/2012 to 12/31/2012...........................   1.478714   1.537436   3,246,151
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003...........................   0.703293   0.952936   6,042,129
   01/01/2004 to 12/31/2004...........................   0.952936   1.122429   8,204,327
   01/01/2005 to 12/31/2005...........................   1.122429   1.251881   9,180,604
   01/01/2006 to 12/31/2006...........................   1.251881   1.550980  10,374,851
   01/01/2007 to 12/31/2007...........................   1.550980   1.692742  10,904,460
   01/01/2008 to 12/31/2008...........................   1.692742   0.966221  11,913,657
   01/01/2009 to 12/31/2009...........................   0.966221   1.224149  12,026,884
   01/01/2010 to 12/31/2010...........................   1.224149   1.304612  11,781,624
   01/01/2011 to 12/31/2011...........................   1.304612   1.125462  10,784,562
   01/01/2012 to 12/31/2012...........................   1.125462   1.311735  10,299,695
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010...........................   1.313151   1.526629   3,444,895
   01/01/2011 to 12/31/2011...........................   1.526629   1.403341   2,947,057
   01/01/2012 to 12/31/2012...........................   1.403341   1.514449   2,729,907
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003...........................   0.811177   1.138274   1,041,349
   01/01/2004 to 04/30/2004...........................   1.138274   1.128525   1,573,543

                                                                                          1.25% VARIABLE ACCOUNT CHARGE
                                                                                        ----------------------------------
                                                                                           AUV AT     AUV AT   ACCUM UNITS
                                                                                        BEGINNING OF ENDING OF   END OF
                                                                                           PERIOD     PERIOD     PERIOD
                                                                                        ------------ --------- -----------
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-
   Account))
   01/01/2003 to 12/31/2003............................................................   1.091096    1.446896  1,165,323
   01/01/2004 to 12/31/2004............................................................   1.446896    1.669317  2,383,428
   01/01/2005 to 12/31/2005............................................................   1.669317    1.758487  2,431,850
   01/01/2006 to 12/31/2006............................................................   1.758487    1.937436  2,742,360
   01/01/2007 to 12/31/2007............................................................   1.937436    2.068418  2,794,431
   01/01/2008 to 12/31/2008............................................................   2.068418    0.910364  3,198,705
   01/01/2009 to 12/31/2009............................................................   0.910364    1.200530  3,495,348
   01/01/2010 to 04/30/2010............................................................   1.200530    1.299979          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................   1.620412    1.824830  2,239,279
   01/01/2005 to 12/31/2005............................................................   1.824830    1.872688  3,863,369
   01/01/2006 to 12/31/2006............................................................   1.872688    2.153590  4,265,916
   01/01/2007 to 12/31/2007............................................................   2.153590    2.048187  4,357,648
   01/01/2008 to 12/31/2008............................................................   2.048187    1.242823  4,134,957
   01/01/2009 to 12/31/2009............................................................   1.242823    1.384911  4,298,051
   01/01/2010 to 12/31/2010............................................................   1.384911    1.659607  3,991,633
   01/01/2011 to 12/31/2011............................................................   1.659607    1.729288  3,458,824
   01/01/2012 to 12/31/2012............................................................   1.729288    1.874252  2,913,779
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003............................................................   1.086411    1.608449 17,608,402
   01/01/2004 to 12/31/2004............................................................   1.608449    1.829325 20,138,730
   01/01/2005 to 12/31/2005............................................................   1.829325    1.878142 18,102,180
   01/01/2006 to 12/31/2006............................................................   1.878142    2.163555 15,695,178
   01/01/2007 to 12/31/2007............................................................   2.163555    2.060108 13,310,200
   01/01/2008 to 12/31/2008............................................................   2.060108    1.251164 11,254,485
   01/01/2009 to 12/31/2009............................................................   1.251164    1.395279 10,519,987
   01/01/2010 to 12/31/2010............................................................   1.395279    1.673556  9,153,087
   01/01/2011 to 12/31/2011............................................................   1.673556    1.744679  8,117,201
   01/01/2012 to 12/31/2012............................................................   1.744679    1.893490  7,817,628
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005............................................................   7.998185    8.693182     44,329
   01/01/2006 to 12/31/2006............................................................   8.693182    9.239346     92,950
   01/01/2007 to 12/31/2007............................................................   9.239346   10.427689    142,163
   01/01/2008 to 12/31/2008............................................................  10.427689    5.566975    167,099
   01/01/2009 to 12/31/2009............................................................   5.566975    7.900505    235,176
   01/01/2010 to 12/31/2010............................................................   7.900505    8.535561    239,432
   01/01/2011 to 12/31/2011............................................................   8.535561    8.313362    249,730
   01/01/2012 to 12/31/2012............................................................   8.313362    9.357068          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004............................................................  12.890720   14.884624      9,455
   01/01/2005 to 12/31/2005............................................................  14.884624   17.049221    102,857
   01/01/2006 to 12/31/2006............................................................  17.049221   19.591226    263,366
   01/01/2007 to 12/31/2007............................................................  19.591226   20.558001    316,449
   01/01/2008 to 12/31/2008............................................................  20.558001   12.067810    328,343
   01/01/2009 to 12/31/2009............................................................  12.067810   16.661401    368,412
   01/01/2010 to 12/31/2010............................................................  16.661401   19.075224    371,598
   01/01/2011 to 12/31/2011............................................................  19.075224   17.255289    362,215
   01/01/2012 to 12/31/2012............................................................  17.255289   20.648122    341,586

                                                  1.25% VARIABLE ACCOUNT CHARGE
                                                ----------------------------------
                                                   AUV AT     AUV AT   ACCUM UNITS
                                                BEGINNING OF ENDING OF   END OF
                                                   PERIOD     PERIOD     PERIOD
                                                ------------ --------- -----------
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006....................  11.045105   11.164159     66,101
   01/01/2007 to 12/31/2007....................  11.164159   12.215182    182,408
   01/01/2008 to 12/31/2008....................  12.215182   11.231981  1,054,294
   01/01/2009 to 12/31/2009....................  11.231981   13.094502  1,613,884
   01/01/2010 to 12/31/2010....................  13.094502   13.935515  1,771,802
   01/01/2011 to 12/31/2011....................  13.935515   15.296151  1,760,309
   01/01/2012 to 12/31/2012....................  15.296151   16.484512  1,848,457
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003....................   1.138865    1.173147 32,638,246
   01/01/2004 to 12/31/2004....................   1.173147    1.216239 40,652,548
   01/01/2005 to 12/31/2005....................   1.216239    1.228169 48,734,602
   01/01/2006 to 12/31/2006....................   1.228169    1.267751 55,367,514
   01/01/2007 to 12/31/2007....................   1.267751    1.346621 57,456,286
   01/01/2008 to 12/31/2008....................   1.346621    1.335298 53,339,495
   01/01/2009 to 12/31/2009....................   1.335298    1.556458 55,937,260
   01/01/2010 to 12/31/2010....................   1.556458    1.662717 57,401,705
   01/01/2011 to 12/31/2011....................   1.662717    1.694164 52,839,717
   01/01/2012 to 12/31/2012....................   1.694164    1.828115 51,382,652
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012....................  10.788862   10.966708     51,144
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003....................   0.296896    0.462007  5,227,797
   01/01/2004 to 12/31/2004....................   0.462007    0.436579  6,922,678
   01/01/2005 to 12/31/2005....................   0.436579    0.478666  6,389,625
   01/01/2006 to 12/31/2006....................   0.478666    0.498010  5,891,296
   01/01/2007 to 12/31/2007....................   0.498010    0.646824  6,439,657
   01/01/2008 to 12/31/2008....................   0.646824    0.354822  6,324,933
   01/01/2009 to 12/31/2009....................   0.354822    0.557073  8,303,869
   01/01/2010 to 12/31/2010....................   0.557073    0.702494  8,305,602
   01/01/2011 to 12/31/2011....................   0.702494    0.625134  8,270,961
   01/01/2012 to 12/31/2012....................   0.625134    0.692138  7,018,622
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003....................   0.932989    1.342601  5,066,094
   01/01/2004 to 12/31/2004....................   1.342601    1.556617  6,724,020
   01/01/2005 to 12/31/2005....................   1.556617    1.603443  7,566,069
   01/01/2006 to 12/31/2006....................   1.603443    1.861978  7,837,846
   01/01/2007 to 12/31/2007....................   1.861978    1.807382  7,611,161
   01/01/2008 to 12/31/2008....................   1.807382    1.183877  7,487,946
   01/01/2009 to 12/31/2009....................   1.183877    1.469189  7,665,060
   01/01/2010 to 12/31/2010....................   1.469189    1.836584  7,228,201
   01/01/2011 to 12/31/2011....................   1.836584    1.736057  6,591,657
   01/01/2012 to 12/31/2012....................   1.736057    1.989571  6,370,694
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012....................   1.010771    1.069250    276,497
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006....................  10.522679   11.181857     16,259
   01/01/2007 to 12/31/2007....................  11.181857   11.638374     36,637
   01/01/2008 to 12/31/2008....................  11.638374    8.613162    122,202
   01/01/2009 to 12/31/2009....................   8.613162   10.623115    876,197
   01/01/2010 to 12/31/2010....................  10.623115   11.775196  1,504,561
   01/01/2011 to 12/31/2011....................  11.775196   11.752610  1,860,574
   01/01/2012 to 12/31/2012....................  11.752610   13.096697  1,945,650

                                                                                  1.25% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006....................................................  10.713720   11.437139     34,142
   01/01/2007 to 12/31/2007....................................................  11.437139   11.928919     59,977
   01/01/2008 to 12/31/2008....................................................  11.928919    7.896564    103,666
   01/01/2009 to 12/31/2009....................................................   7.896564   10.067760    345,329
   01/01/2010 to 12/31/2010....................................................  10.067760   11.350024    579,655
   01/01/2011 to 12/31/2011....................................................  11.350024   10.970664    962,208
   01/01/2012 to 12/31/2012....................................................  10.970664   12.462261  1,068,387
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.125926    1.221288    978,390
   01/01/2005 to 12/31/2005....................................................   1.221288    1.282478  4,973,054
   01/01/2006 to 12/31/2006....................................................   1.282478    1.429754  6,945,697
   01/01/2007 to 12/31/2007....................................................   1.429754    1.541110  8,339,019
   01/01/2008 to 12/31/2008....................................................   1.541110    0.882672  8,941,806
   01/01/2009 to 12/31/2009....................................................   0.882672    1.246862  9,760,521
   01/01/2010 to 12/31/2010....................................................   1.246862    1.437558  9,024,125
   01/01/2011 to 12/31/2011....................................................   1.437558    1.400780  7,722,539
   01/01/2012 to 12/31/2012....................................................   1.400780    1.641614  6,823,178
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.455853    0.615144  6,230,898
   01/01/2004 to 12/31/2004....................................................   0.615144    0.715759 12,892,638
   01/01/2005 to 12/31/2005....................................................   0.715759    0.810287 17,133,576
   01/01/2006 to 12/31/2006....................................................   0.810287    0.849577 20,689,731
   01/01/2007 to 12/31/2007....................................................   0.849577    0.986943 22,527,544
   01/01/2008 to 12/31/2008....................................................   0.986943    0.587233 23,879,613
   01/01/2009 to 12/31/2009....................................................   0.587233    0.843649 24,810,574
   01/01/2010 to 12/31/2010....................................................   0.843649    1.063824 23,199,523
   01/01/2011 to 12/31/2011....................................................   1.063824    1.033326 21,516,918
   01/01/2012 to 12/31/2012....................................................   1.033326    1.160049 19,970,913
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.251553    1.335628    110,140
   01/01/2005 to 12/31/2005....................................................   1.335628    1.460425    493,836
   01/01/2006 to 12/31/2006....................................................   1.460425    1.494666  1,539,292
   01/01/2007 to 12/31/2007....................................................   1.494666    1.616706  2,069,225
   01/01/2008 to 12/31/2008....................................................   1.616706    1.016726  2,681,339
   01/01/2009 to 12/31/2009....................................................   1.016726    1.392028  3,189,399
   01/01/2010 to 12/31/2010....................................................   1.392028    1.851269  3,479,713
   01/01/2011 to 12/31/2011....................................................   1.851269    1.854778  3,757,472
   01/01/2012 to 12/31/2012....................................................   1.854778    2.123011  3,752,380
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.892562    2.008364  1,521,011
   01/01/2005 to 12/31/2005....................................................   2.008364    2.034295  4,035,933
   01/01/2006 to 12/31/2006....................................................   2.034295    2.106035  6,894,191
   01/01/2007 to 12/31/2007....................................................   2.106035    2.156764  9,339,891
   01/01/2008 to 12/31/2008....................................................   2.156764    1.805664  8,481,623
   01/01/2009 to 12/31/2009....................................................   1.805664    2.351962  7,655,067
   01/01/2010 to 12/31/2010....................................................   2.351962    2.612056  7,185,660
   01/01/2011 to 12/31/2011....................................................   2.612056    2.730217  6,509,638
   01/01/2012 to 12/31/2012....................................................   2.730217    3.000612  5,483,580

                                                                                  1.25% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.734481    1.926993 10,119,058
   01/01/2004 to 12/31/2004....................................................   1.926993    2.026247 11,481,473
   01/01/2005 to 12/31/2005....................................................   2.026247    2.054618 11,641,713
   01/01/2006 to 12/31/2006....................................................   2.054618    2.127675  9,554,380
   01/01/2007 to 12/31/2007....................................................   2.127675    2.182804  9,028,855
   01/01/2008 to 12/31/2008....................................................   2.182804    1.829815  6,919,792
   01/01/2009 to 12/31/2009....................................................   1.829815    2.384927  5,878,824
   01/01/2010 to 12/31/2010....................................................   2.384927    2.652627  5,158,771
   01/01/2011 to 12/31/2011....................................................   2.652627    2.774990  4,527,718
   01/01/2012 to 12/31/2012....................................................   2.774990    3.049932  4,468,621
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.564295    1.603184  2,078,192
   01/01/2005 to 12/31/2005....................................................   1.603184    1.605346  7,317,339
   01/01/2006 to 12/31/2006....................................................   1.605346    1.647525 11,261,412
   01/01/2007 to 12/31/2007....................................................   1.647525    1.692572 11,740,506
   01/01/2008 to 12/31/2008....................................................   1.692572    1.662594 10,725,573
   01/01/2009 to 12/31/2009....................................................   1.662594    1.708936 11,031,453
   01/01/2010 to 12/31/2010....................................................   1.708936    1.780406 10,660,862
   01/01/2011 to 12/31/2011....................................................   1.780406    1.850934  8,975,048
   01/01/2012 to 12/31/2012....................................................   1.850934    1.883528  7,569,591
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.587441    1.591992 12,674,903
   01/01/2004 to 12/31/2004....................................................   1.591992    1.616267 12,870,374
   01/01/2005 to 12/31/2005....................................................   1.616267    1.621457 11,846,856
   01/01/2006 to 12/31/2006....................................................   1.621457    1.665022 10,367,600
   01/01/2007 to 12/31/2007....................................................   1.665022    1.712175  9,246,950
   01/01/2008 to 12/31/2008....................................................   1.712175    1.683611  7,437,793
   01/01/2009 to 12/31/2009....................................................   1.683611    1.732292  6,429,406
   01/01/2010 to 12/31/2010....................................................   1.732292    1.807791  5,723,276
   01/01/2011 to 12/31/2011....................................................   1.807791    1.879693  5,490,461
   01/01/2012 to 12/31/2012....................................................   1.879693    1.914644  5,384,430
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006....................................................  14.692602   15.412255    206,337
   01/01/2007 to 12/31/2007....................................................  15.412255   15.686896    874,300
   01/01/2008 to 12/31/2008....................................................  15.686896   14.008133  1,018,827
   01/01/2009 to 12/31/2009....................................................  14.008133   15.539138  1,255,918
   01/01/2010 to 12/31/2010....................................................  15.539138   16.294330  1,273,489
   01/01/2011 to 12/31/2011....................................................  16.294330   17.032138  1,183,274
   01/01/2012 to 12/31/2012....................................................  17.032138   17.678788  1,131,418
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003....................................................   1.076512    1.628167  4,912,135
   01/01/2004 to 12/31/2004....................................................   1.628167    1.938776  7,451,246
   01/01/2005 to 12/31/2005....................................................   1.938776    2.394218 10,097,133
   01/01/2006 to 12/31/2006....................................................   2.394218    2.926019 12,290,858
   01/01/2007 to 12/31/2007....................................................   2.926019    3.499836 13,271,602
   01/01/2008 to 12/31/2008....................................................   3.499836    1.602339 14,771,356
   01/01/2009 to 12/31/2009....................................................   1.602339    2.546052 15,166,394
   01/01/2010 to 12/31/2010....................................................   2.546052    3.070363 14,013,563
   01/01/2011 to 12/31/2011....................................................   3.070363    2.445651 13,252,229
   01/01/2012 to 12/31/2012....................................................   2.445651    2.846979 12,370,960

                                               1.25% VARIABLE ACCOUNT CHARGE
                                             ----------------------------------
                                                AUV AT     AUV AT   ACCUM UNITS
                                             BEGINNING OF ENDING OF   END OF
                                                PERIOD     PERIOD     PERIOD
                                             ------------ --------- -----------
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.................   8.393632   11.312295  3,772,092
   01/01/2004 to 12/31/2004.................  11.312295   12.536032  5,226,860
   01/01/2005 to 12/31/2005.................  12.536032   14.349601  6,391,197
   01/01/2006 to 12/31/2006.................  14.349601   15.580943  7,344,549
   01/01/2007 to 12/31/2007.................  15.580943   17.242941  7,406,684
   01/01/2008 to 12/31/2008.................  17.242941    9.516563  7,930,190
   01/01/2009 to 12/31/2009.................   9.516563   13.069714  8,155,226
   01/01/2010 to 12/31/2010.................  13.069714   15.280475  7,612,313
   01/01/2011 to 12/31/2011.................  15.280475   14.409611  6,869,478
   01/01/2012 to 12/31/2012.................  14.409611   16.733476  6,381,239
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.................   6.748146    8.803389  4,231,229
   01/01/2004 to 12/31/2004.................   8.803389    9.571662  5,903,453
   01/01/2005 to 12/31/2005.................   9.571662    9.979509  7,052,462
   01/01/2006 to 12/31/2006.................   9.979509   11.326003  7,204,668
   01/01/2007 to 12/31/2007.................  11.326003   11.719080  7,191,793
   01/01/2008 to 12/31/2008.................  11.719080    7.174678  7,297,775
   01/01/2009 to 12/31/2009.................   7.174678    9.275941  7,220,617
   01/01/2010 to 12/31/2010.................   9.275941   10.182078  6,781,486
   01/01/2011 to 12/31/2011.................  10.182078    9.847231  6,074,240
   01/01/2012 to 12/31/2012.................   9.847231   11.395661  5,601,622



                                                                        1.35% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.35
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.224438   10.577077      4,801
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008520    7.014085    165,145
   01/01/2009 to 12/31/2009..........................................   7.014085    8.949409    426,258
   01/01/2010 to 12/31/2010..........................................   8.949409    9.903184    499,360
   01/01/2011 to 12/31/2011..........................................   9.903184    9.562804    496,966
   01/01/2012 to 12/31/2012..........................................   9.562804   10.710235    498,423
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998521    6.362009    903,057
   01/01/2009 to 12/31/2009..........................................   6.362009    8.413269  1,369,010
   01/01/2010 to 12/31/2010..........................................   8.413269    9.419671  1,226,773
   01/01/2011 to 12/31/2011..........................................   9.419671    8.853764  1,238,979
   01/01/2012 to 12/31/2012..........................................   8.853764   10.145805  1,243,266
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018520    7.688028    172,061
   01/01/2009 to 12/31/2009..........................................   7.688028    9.359541    320,127
   01/01/2010 to 12/31/2010..........................................   9.359541   10.148880    304,799
   01/01/2011 to 12/31/2011..........................................  10.148880   10.032222    281,059
   01/01/2012 to 12/31/2012..........................................  10.032222   10.969760    266,632
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.159194   11.570824     76,537

                                             1.35% VARIABLE ACCOUNT CHARGE
                                           ----------------------------------
                                              AUV AT     AUV AT   ACCUM UNITS
                                           BEGINNING OF ENDING OF   END OF
                                              PERIOD     PERIOD     PERIOD
                                           ------------ --------- -----------
   Baillie Gifford International Stock
     Sub-Account (Class B) (previously
     Artio International Stock
     Sub-Account (Class B))
     05/01/2004 to 12/31/2004.............   1.189706    1.359497    392,318
     01/01/2005 to 12/31/2005.............   1.359497    1.577210    883,380
     01/01/2006 to 12/31/2006.............   1.577210    1.808635  1,050,578
     01/01/2007 to 12/31/2007.............   1.808635    1.963914  1,298,359
     01/01/2008 to 12/31/2008.............   1.963914    1.080322  1,269,393
     01/01/2009 to 12/31/2009.............   1.080322    1.299103  1,325,178
     01/01/2010 to 12/31/2010.............   1.299103    1.369626  1,274,856
     01/01/2011 to 12/31/2011.............   1.369626    1.079244  1,424,312
     01/01/2012 to 12/31/2012.............   1.079244    1.270906  1,360,987
   Baillie Gifford International Stock
     Sub-Account (Class E) (previously
     Artio International Stock
     Sub-Account (Class E))
     01/01/2003 to 12/31/2003.............   0.936556    1.181769  3,422,333
     01/01/2004 to 12/31/2004.............   1.181769    1.375915  3,077,245
     01/01/2005 to 12/31/2005.............   1.375915    1.599161  2,685,807
     01/01/2006 to 12/31/2006.............   1.599161    1.834322  2,271,385
     01/01/2007 to 12/31/2007.............   1.834322    1.994261  1,961,979
     01/01/2008 to 12/31/2008.............   1.994261    1.097808  1,946,427
     01/01/2009 to 12/31/2009.............   1.097808    1.320963  1,801,134
     01/01/2010 to 12/31/2010.............   1.320963    1.394973  1,634,140
     01/01/2011 to 12/31/2011.............   1.394973    1.101315  1,741,977
     01/01/2012 to 12/31/2012.............   1.101315    1.297192  1,927,147
   Barclays Capital Aggregate Bond Index
     Sub-Account
     01/01/2003 to 12/31/2003.............   1.226269    1.250731  4,259,615
     01/01/2004 to 12/31/2004.............   1.250731    1.281348  4,947,365
     01/01/2005 to 12/31/2005.............   1.281348    1.287637  5,596,683
     01/01/2006 to 12/31/2006.............   1.287637    1.318858  5,467,050
     01/01/2007 to 12/31/2007.............   1.318858    1.387744  5,422,863
     01/01/2008 to 12/31/2008.............   1.387744    1.446177  4,833,928
     01/01/2009 to 12/31/2009.............   1.446177    1.497834  4,633,213
     01/01/2010 to 12/31/2010.............   1.497834    1.561884  4,658,031
     01/01/2011 to 12/31/2011.............   1.561884    1.653224  4,264,878
     01/01/2012 to 12/31/2012.............   1.653224    1.690060  4,044,812
   BlackRock Aggressive Growth
     Sub-Account (Class B)
     05/01/2004 to 12/31/2004.............  33.837186   37.527489      2,359
     01/01/2005 to 12/31/2005.............  37.527489   40.888321      4,987
     01/01/2006 to 12/31/2006.............  40.888321   42.950645     11,241
     01/01/2007 to 12/31/2007.............  42.950645   50.946162     17,729
     01/01/2008 to 12/31/2008.............  50.946162   27.221248     24,830
     01/01/2009 to 12/31/2009.............  27.221248   40.032217     26,503
     01/01/2010 to 12/31/2010.............  40.032217   45.417694     23,911
     01/01/2011 to 12/31/2011.............  45.417694   43.356012     22,019
     01/01/2012 to 12/31/2012.............  43.356012   47.345021     17,079
   BlackRock Bond Income Sub-Account
     (Class B)
     01/01/2003 to 12/31/2003.............   4.234371    4.410821  2,755,116
     01/01/2004 to 12/31/2004.............   4.410821    4.533074  3,197,295
     01/01/2005 to 12/31/2005.............   4.533074    4.568816  3,530,909
     01/01/2006 to 12/31/2006.............   4.568816    4.694201  3,643,211
     01/01/2007 to 12/31/2007.............   4.694201    4.909808  3,437,166
     01/01/2008 to 12/31/2008.............   4.909808    4.666270  2,626,961
     01/01/2009 to 12/31/2009.............   4.666270    5.026480  2,312,373
     01/01/2010 to 12/31/2010.............   5.026480    5.359238  2,198,665
     01/01/2011 to 12/31/2011.............   5.359238    5.620899  2,231,951
     01/01/2012 to 12/31/2012.............   5.620899    5.948915  2,063,117

                                                                 1.35% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  35.648033   38.474665      1,897
   01/01/2005 to 12/31/2005...................................  38.474665   39.030259      3,967
   01/01/2006 to 12/31/2006...................................  39.030259   42.453752      5,881
   01/01/2007 to 12/31/2007...................................  42.453752   44.233821      8,024
   01/01/2008 to 12/31/2008...................................  44.233821   32.744497      7,097
   01/01/2009 to 12/31/2009...................................  32.744497   37.797674      6,437
   01/01/2010 to 12/31/2010...................................  37.797674   40.764465      5,781
   01/01/2011 to 12/31/2011...................................  40.764465   41.662422      5,252
   01/01/2012 to 12/31/2012...................................  41.662422   46.077468      7,082
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.979267   10.305877     26,649
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.903960    7.974482    243,509
   01/01/2008 to 12/31/2008...................................   7.974482    4.932134    228,768
   01/01/2009 to 12/31/2009...................................   4.932134    5.800104    238,306
   01/01/2010 to 12/31/2010...................................   5.800104    6.435067    239,639
   01/01/2011 to 12/31/2011...................................   6.435067    6.365158    231,550
   01/01/2012 to 12/31/2012...................................   6.365158    7.121622    229,379
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.746421    6.083269    241,556
   01/01/2004 to 12/31/2004...................................   6.083269    6.637515    327,032
   01/01/2005 to 12/31/2005...................................   6.637515    6.765961    315,340
   01/01/2006 to 12/31/2006...................................   6.765961    7.598944    295,699
   01/01/2007 to 04/27/2007...................................   7.598944    7.970544          0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.070204    1.181023    222,093
   01/01/2005 to 12/31/2005...................................   1.181023    1.229983    601,557
   01/01/2006 to 12/31/2006...................................   1.229983    1.445668  1,017,651
   01/01/2007 to 12/31/2007...................................   1.445668    1.470807  1,351,592
   01/01/2008 to 12/31/2008...................................   1.470807    0.941580  1,464,805
   01/01/2009 to 12/31/2009...................................   0.941580    1.031642  1,647,986
   01/01/2010 to 12/31/2010...................................   1.031642    1.108659  1,636,704
   01/01/2011 to 12/31/2011...................................   1.108659    1.116244  1,501,606
   01/01/2012 to 12/31/2012...................................   1.116244    1.255033  1,418,881
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................   0.792676    1.058975    633,797
   01/01/2004 to 12/31/2004...................................   1.058975    1.183911  1,208,221
   01/01/2005 to 12/31/2005...................................   1.183911    1.234551  1,085,453
   01/01/2006 to 12/31/2006...................................   1.234551    1.451953  1,140,687
   01/01/2007 to 12/31/2007...................................   1.451953    1.479247  1,166,714
   01/01/2008 to 12/31/2008...................................   1.479247    0.948015    975,371
   01/01/2009 to 12/31/2009...................................   0.948015    1.039839    876,861
   01/01/2010 to 12/31/2010...................................   1.039839    1.118260    796,252
   01/01/2011 to 12/31/2011...................................   1.118260    1.126767    787,986
   01/01/2012 to 12/31/2012...................................   1.126767    1.268738    858,398
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   2.330500    2.554477     54,378
   01/01/2005 to 12/31/2005...................................   2.554477    2.690527    206,150
   01/01/2006 to 12/31/2006...................................   2.690527    2.757686    263,360
   01/01/2007 to 12/31/2007...................................   2.757686    3.221962    302,111
   01/01/2008 to 12/31/2008...................................   3.221962    2.012323    355,042
   01/01/2009 to 12/31/2009...................................   2.012323    2.710089    418,869
   01/01/2010 to 12/31/2010...................................   2.710089    3.194324    429,619
   01/01/2011 to 12/31/2011...................................   3.194324    2.863039    425,331
   01/01/2012 to 12/31/2012...................................   2.863039    3.221933    356,473

                                                                                     1.35% VARIABLE ACCOUNT CHARGE
                                                                                   ----------------------------------
                                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                                   BEGINNING OF ENDING OF   END OF
                                                                                      PERIOD     PERIOD     PERIOD
                                                                                   ------------ --------- -----------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B) (formerly FI Large Cap
   Sub-Account)
   05/01/2006 to 12/31/2006.......................................................  17.174056   17.379668      4,116
   01/01/2007 to 12/31/2007.......................................................  17.379668   17.783641      6,138
   01/01/2008 to 12/31/2008.......................................................  17.783641    9.658129      6,193
   01/01/2009 to 05/01/2009.......................................................   9.658129   10.080821          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................................   1.804690    2.402031  2,242,123
   01/01/2004 to 12/31/2004.......................................................   2.402031    2.573699  2,420,784
   01/01/2005 to 12/31/2005.......................................................   2.573699    2.713259  2,079,100
   01/01/2006 to 12/31/2006.......................................................   2.713259    2.783993  1,829,333
   01/01/2007 to 12/31/2007.......................................................   2.783993    3.255744  1,808,823
   01/01/2008 to 12/31/2008.......................................................   3.255744    2.035439  1,666,543
   01/01/2009 to 12/31/2009.......................................................   2.035439    2.743607  1,431,377
   01/01/2010 to 12/31/2010.......................................................   2.743607    3.238003  1,201,786
   01/01/2011 to 12/31/2011.......................................................   3.238003    2.905120  1,053,299
   01/01/2012 to 12/31/2012.......................................................   2.905120    3.272218    876,012
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003.......................................................   2.244279    2.226473  4,235,857
   01/01/2004 to 12/31/2004.......................................................   2.226473    2.212661  3,325,994
   01/01/2005 to 12/31/2005.......................................................   2.212661    2.240630  3,111,335
   01/01/2006 to 12/31/2006.......................................................   2.240630    2.311275  2,932,154
   01/01/2007 to 12/31/2007.......................................................   2.311275    2.389891  3,163,873
   01/01/2008 to 12/31/2008.......................................................   2.389891    2.419040  4,663,226
   01/01/2009 to 12/31/2009.......................................................   2.419040    2.392645  3,422,317
   01/01/2010 to 12/31/2010.......................................................   2.392645    2.360561  2,863,519
   01/01/2011 to 12/31/2011.......................................................   2.360561    2.328993  2,587,647
   01/01/2012 to 12/31/2012.......................................................   2.328993    2.297592  2,255,160
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004.......................................................   9.998890   12.837948    110,329
   01/01/2005 to 12/31/2005.......................................................  12.837948   14.349118    275,585
   01/01/2006 to 12/31/2006.......................................................  14.349118   19.477708    453,846
   01/01/2007 to 12/31/2007.......................................................  19.477708   16.331587    511,634
   01/01/2008 to 12/31/2008.......................................................  16.331587    9.397492    486,586
   01/01/2009 to 12/31/2009.......................................................   9.397492   12.491908    489,565
   01/01/2010 to 12/31/2010.......................................................  12.491908   14.309532    442,539
   01/01/2011 to 12/31/2011.......................................................  14.309532   13.329346    418,066
   01/01/2012 to 12/31/2012.......................................................  13.329346   16.567309    388,209
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................   2.870725    3.090685    662,509
   01/01/2005 to 12/31/2005.......................................................   3.090685    3.354159  1,845,396
   01/01/2006 to 12/31/2006.......................................................   3.354159    3.783210  2,982,387
   01/01/2007 to 12/31/2007.......................................................   3.783210    3.894320  3,433,602
   01/01/2008 to 12/31/2008.......................................................   3.894320    2.323608  3,502,048
   01/01/2009 to 12/31/2009.......................................................   2.323608    3.018031  3,697,255
   01/01/2010 to 12/31/2010.......................................................   3.018031    3.326295  3,540,998
   01/01/2011 to 12/31/2011.......................................................   3.326295    3.141682  3,253,672
   01/01/2012 to 12/31/2012.......................................................   3.141682    3.490387  2,963,460
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................................   2.185385    2.818779  6,131,831
   01/01/2004 to 12/31/2004.......................................................   2.818779    3.118527  6,895,437
   01/01/2005 to 12/31/2005.......................................................   3.118527    3.388693  6,611,460
   01/01/2006 to 12/31/2006.......................................................   3.388693    3.825009  6,238,689
   01/01/2007 to 12/31/2007.......................................................   3.825009    3.940683  5,566,242
   01/01/2008 to 12/31/2008.......................................................   3.940683    2.353684  5,130,878
   01/01/2009 to 12/31/2009.......................................................   2.353684    3.061202  4,347,293
   01/01/2010 to 12/31/2010.......................................................   3.061202    3.377060  3,927,359
   01/01/2011 to 12/31/2011.......................................................   3.377060    3.192625  3,985,599
   01/01/2012 to 12/31/2012.......................................................   3.192625    3.549643  3,696,835

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.313951   2.610948      23,165
   01/01/2005 to 12/31/2005...............................   2.610948   2.844750     107,176
   01/01/2006 to 12/31/2006...............................   2.844750   3.133975     252,821
   01/01/2007 to 12/31/2007...............................   3.133975   3.213529     334,704
   01/01/2008 to 12/31/2008...............................   3.213529   1.930673     277,483
   01/01/2009 to 12/31/2009...............................   1.930673   2.314054     275,367
   01/01/2010 to 12/31/2010...............................   2.314054   2.609004     261,663
   01/01/2011 to 12/31/2011...............................   2.609004   2.409750     225,686
   01/01/2012 to 12/31/2012...............................   2.409750   2.745059     164,571
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   1.880732   2.351730     802,697
   01/01/2004 to 12/31/2004...............................   2.351730   2.634773     807,025
   01/01/2005 to 12/31/2005...............................   2.634773   2.873216     751,618
   01/01/2006 to 12/31/2006...............................   2.873216   3.168397     792,595
   01/01/2007 to 12/31/2007...............................   3.168397   3.252015     715,382
   01/01/2008 to 12/31/2008...............................   3.252015   1.956005     558,191
   01/01/2009 to 12/31/2009...............................   1.956005   2.347742     483,189
   01/01/2010 to 12/31/2010...............................   2.347742   2.649744     413,851
   01/01/2011 to 12/31/2011...............................   2.649744   2.449651     411,382
   01/01/2012 to 12/31/2012...............................   2.449651   2.793366     434,358
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................   0.875803   1.176753     580,830
   01/01/2004 to 12/31/2004...............................   1.176753   1.399207   1,886,163
   01/01/2005 to 12/31/2005...............................   1.399207   1.577033   3,772,112
   01/01/2006 to 12/31/2006...............................   1.577033   2.004813   5,385,433
   01/01/2007 to 12/31/2007...............................   2.004813   1.955662   5,916,229
   01/01/2008 to 12/31/2008...............................   1.955662   1.140547   5,256,145
   01/01/2009 to 12/31/2009...............................   1.140547   1.744845   4,962,350
   01/01/2010 to 12/31/2010...............................   1.744845   2.004122   4,722,724
   01/01/2011 to 12/31/2011...............................   2.004122   1.695421   4,471,265
   01/01/2012 to 12/31/2012...............................   1.695421   2.161850   4,318,904
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   0.884331   1.179161     558,061
   01/01/2004 to 12/31/2004...............................   1.179161   1.403980   1,235,141
   01/01/2005 to 12/31/2005...............................   1.403980   1.582926   1,670,051
   01/01/2006 to 12/31/2006...............................   1.582926   2.014435   1,956,424
   01/01/2007 to 12/31/2007...............................   2.014435   1.967407   2,071,297
   01/01/2008 to 12/31/2008...............................   1.967407   1.148527   1,598,579
   01/01/2009 to 12/31/2009...............................   1.148527   1.759371   1,287,643
   01/01/2010 to 12/31/2010...............................   1.759371   2.022296   1,103,256
   01/01/2011 to 12/31/2011...............................   2.022296   1.713504   1,408,447
   01/01/2012 to 12/31/2012...............................   1.713504   2.185233   1,359,112
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................   1.010721   1.048350     234,747
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...............................   0.847818   1.161541     533,469
   01/01/2004 to 12/31/2004...............................   1.161541   1.219636     685,966
   01/01/2005 to 12/31/2005...............................   1.219636   1.302792     734,063
   01/01/2006 to 12/31/2006...............................   1.302792   1.467668     675,061
   01/01/2007 to 12/31/2007...............................   1.467668   1.608183     627,180
   01/01/2008 to 12/31/2008...............................   1.608183   0.972099     586,321
   01/01/2009 to 12/31/2009...............................   0.972099   1.283418     629,550
   01/01/2010 to 12/31/2010...............................   1.283418   1.597752     630,761
   01/01/2011 to 12/31/2011...............................   1.597752   1.559329     639,344
   01/01/2012 to 12/31/2012...............................   1.559329   1.818762     584,670

                                                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                                                          -----------------------------------
                                                                                             AUV AT     AUV AT    ACCUM UNITS
                                                                                          BEGINNING OF ENDING OF    END OF
                                                                                             PERIOD     PERIOD      PERIOD
                                                                                          ------------ ---------- -----------
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007..............................................................  147.677871  181.223037      4,374
   01/01/2008 to 12/31/2008..............................................................  181.223037  103.701306     17,538
   01/01/2009 to 12/31/2009..............................................................  103.701306  146.155656     24,055
   01/01/2010 to 12/31/2010..............................................................  146.155656  157.747000     23,100
   01/01/2011 to 12/31/2011..............................................................  157.747000  143.893132     19,728
   01/01/2012 to 12/31/2012..............................................................  143.893132  173.915707     18,760
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005..............................................................    0.407936    0.490176     94,714
   01/01/2006 to 12/31/2006..............................................................    0.490176    0.495826    200,531
   01/01/2007 to 12/31/2007..............................................................    0.495826    0.544850    265,792
   01/01/2008 to 12/31/2008..............................................................    0.544850    0.341075    472,844
   01/01/2009 to 12/31/2009..............................................................    0.341075    0.469632    577,549
   01/01/2010 to 12/31/2010..............................................................    0.469632    0.515758    647,544
   01/01/2011 to 12/31/2011..............................................................    0.515758    0.509985    647,022
   01/01/2012 to 12/31/2012..............................................................    0.509985    0.581381  1,535,376
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005..............................................................    7.964511    8.650849     19,326
   01/01/2006 to 12/31/2006..............................................................    8.650849    9.185190     47,132
   01/01/2007 to 12/31/2007..............................................................    9.185190   10.356153     61,095
   01/01/2008 to 12/31/2008..............................................................   10.356153    5.523224     78,496
   01/01/2009 to 12/31/2009..............................................................    5.523224    7.830586     87,577
   01/01/2010 to 12/31/2010..............................................................    7.830586    8.451575     85,600
   01/01/2011 to 12/31/2011..............................................................    8.451575    8.223354     74,303
   01/01/2012 to 04/27/2012..............................................................    8.223354    9.252749          0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004..............................................................    0.423422    0.442180     32,719
   01/01/2005 to 04/30/2005..............................................................    0.442180    0.403043          0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005..............................................................    0.408221    0.491229  1,720,408
   01/01/2006 to 12/31/2006..............................................................    0.491229    0.497254  1,596,002
   01/01/2007 to 12/31/2007..............................................................    0.497254    0.547180  1,215,905
   01/01/2008 to 12/31/2008..............................................................    0.547180    0.342388  1,055,287
   01/01/2009 to 12/31/2009..............................................................    0.342388    0.472516  1,013,397
   01/01/2010 to 12/31/2010..............................................................    0.472516    0.519521  1,069,430
   01/01/2011 to 12/31/2011..............................................................    0.519521    0.514142    989,978
   01/01/2012 to 12/31/2012..............................................................    0.514142    0.586233  1,200,902
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003..............................................................    0.345299    0.428230  1,722,848
   01/01/2004 to 12/31/2004..............................................................    0.428230    0.442188  1,672,132
   01/01/2005 to 04/30/2005..............................................................    0.442188    0.407063          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..............................................................    1.012776    1.050397    144,538
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003..............................................................    0.528917    0.677876  1,542,446
   01/01/2004 to 12/31/2004..............................................................    0.677876    0.725210  1,804,841
   01/01/2005 to 12/31/2005..............................................................    0.725210    0.812651  1,758,953
   01/01/2006 to 12/31/2006..............................................................    0.812651    0.787846  1,661,717
   01/01/2007 to 12/31/2007..............................................................    0.787846    0.794843  1,285,456
   01/01/2008 to 12/31/2008..............................................................    0.794843    0.477925  1,182,457
   01/01/2009 to 12/31/2009..............................................................    0.477925    0.626936  1,089,670
   01/01/2010 to 12/31/2010..............................................................    0.626936    0.765664  1,088,075
   01/01/2011 to 12/31/2011..............................................................    0.765664    0.779950    688,067
   01/01/2012 to 12/31/2012..............................................................    0.779950    0.911844    509,636

                                                                                            1.35% VARIABLE ACCOUNT CHARGE
                                                                                          ----------------------------------
                                                                                             AUV AT     AUV AT   ACCUM UNITS
                                                                                          BEGINNING OF ENDING OF   END OF
                                                                                             PERIOD     PERIOD     PERIOD
                                                                                          ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006..............................................................   9.387302   10.067298     20,375
   01/01/2007 to 12/31/2007..............................................................  10.067298    9.344941     25,021
   01/01/2008 to 12/31/2008..............................................................   9.344941    4.184042     44,208
   01/01/2009 to 12/31/2009..............................................................   4.184042    5.695318     40,850
   01/01/2010 to 12/31/2010..............................................................   5.695318    6.031119     54,806
   01/01/2011 to 04/29/2011..............................................................   6.031119    6.413995          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011..............................................................   0.648330    0.588298  2,286,679
   01/01/2012 to 12/31/2012..............................................................   0.588298    0.688125  2,351,901
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006..............................................................   0.946478    1.015425  1,497,334
   01/01/2007 to 12/31/2007..............................................................   1.015425    0.943518  1,718,668
   01/01/2008 to 12/31/2008..............................................................   0.943518    0.422806  1,854,214
   01/01/2009 to 12/31/2009..............................................................   0.422806    0.575490  1,635,636
   01/01/2010 to 12/31/2010..............................................................   0.575490    0.609647  1,646,520
   01/01/2011 to 04/29/2011..............................................................   0.609647    0.648401          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   2.353603    2.667795    142,465
   01/01/2005 to 12/31/2005..............................................................   2.667795    2.807855    411,440
   01/01/2006 to 12/31/2006..............................................................   2.807855    3.224486    701,160
   01/01/2007 to 12/31/2007..............................................................   3.224486    3.550815    867,082
   01/01/2008 to 12/31/2008..............................................................   3.550815    2.239960    888,968
   01/01/2009 to 12/31/2009..............................................................   2.239960    2.871293    928,620
   01/01/2010 to 12/31/2010..............................................................   2.871293    3.603603    856,965
   01/01/2011 to 12/31/2011..............................................................   3.603603    3.567425    772,935
   01/01/2012 to 12/31/2012..............................................................   3.567425    4.021500    729,586
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................................................   1.743692    2.344473  1,480,073
   01/01/2004 to 12/31/2004..............................................................   2.344473    2.687786  1,827,947
   01/01/2005 to 12/31/2005..............................................................   2.687786    2.831410  1,644,032
   01/01/2006 to 12/31/2006..............................................................   2.831410    3.254656  1,525,531
   01/01/2007 to 12/31/2007..............................................................   3.254656    3.587439  1,517,743
   01/01/2008 to 12/31/2008..............................................................   3.587439    2.265340  1,401,240
   01/01/2009 to 12/31/2009..............................................................   2.265340    2.906595  1,290,874
   01/01/2010 to 12/31/2010..............................................................   2.906595    3.651650  1,099,733
   01/01/2011 to 12/31/2011..............................................................   3.651650    3.618656    961,956
   01/01/2012 to 12/31/2012..............................................................   3.618656    4.083233    953,055
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003..............................................................   0.624749    0.891300  2,155,256
   01/01/2004 to 12/31/2004..............................................................   0.891300    0.977339  2,642,995
   01/01/2005 to 12/31/2005..............................................................   0.977339    1.006611  2,730,470
   01/01/2006 to 12/31/2006..............................................................   1.006611    1.089682  2,764,354
   01/01/2007 to 12/31/2007..............................................................   1.089682    1.121378  2,635,921
   01/01/2008 to 12/31/2008..............................................................   1.121378    0.649289  2,367,434
   01/01/2009 to 12/31/2009..............................................................   0.649289    0.830682  2,328,969
   01/01/2010 to 12/31/2010..............................................................   0.830682    1.076456  2,025,623
   01/01/2011 to 12/31/2011..............................................................   1.076456    1.091206  1,903,332
   01/01/2012 to 12/31/2012..............................................................   1.091206    1.193774  1,627,003

                                                               1.35% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.348510    1.585325  3,312,961
   01/01/2004 to 12/31/2004.................................   1.585325    1.691740  4,095,184
   01/01/2005 to 12/31/2005.................................   1.691740    1.694043  4,436,764
   01/01/2006 to 12/31/2006.................................   1.694043    1.824281  4,640,375
   01/01/2007 to 12/31/2007.................................   1.824281    1.917569  4,815,422
   01/01/2008 to 12/31/2008.................................   1.917569    1.539851  3,818,036
   01/01/2009 to 12/31/2009.................................   1.539851    2.077861  3,412,930
   01/01/2010 to 12/31/2010.................................   2.077861    2.315804  3,073,023
   01/01/2011 to 12/31/2011.................................   2.315804    2.386698  3,180,898
   01/01/2012 to 12/31/2012.................................   2.386698    2.659378  3,265,071
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.549737    2.622004  2,391,105
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.335969    1.794722  1,093,194
   01/01/2004 to 12/31/2004.................................   1.794722    2.171830  2,103,590
   01/01/2005 to 12/31/2005.................................   2.171830    2.398373  2,806,108
   01/01/2006 to 12/31/2006.................................   2.398373    2.631265  3,350,874
   01/01/2007 to 12/31/2007.................................   2.631265    2.678622  3,583,350
   01/01/2008 to 12/31/2008.................................   2.678622    1.387961  3,580,080
   01/01/2009 to 12/31/2009.................................   1.387961    2.023101  3,368,325
   01/01/2010 to 12/31/2010.................................   2.023101    2.515933  3,000,304
   01/01/2011 to 12/31/2011.................................   2.515933    2.316596  2,703,542
   01/01/2012 to 04/27/2012.................................   2.316596    2.562230          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   3.028873    3.287838    403,355
   01/01/2005 to 12/31/2005.................................   3.287838    3.558773    915,002
   01/01/2006 to 12/31/2006.................................   3.558773    3.938606  1,205,771
   01/01/2007 to 12/31/2007.................................   3.938606    3.610604  1,281,844
   01/01/2008 to 12/31/2008.................................   3.610604    1.918751  1,305,553
   01/01/2009 to 12/31/2009.................................   1.918751    2.672911  1,334,555
   01/01/2010 to 12/31/2010.................................   2.672911    3.026320  1,218,683
   01/01/2011 to 12/31/2011.................................   3.026320    3.179614  1,123,108
   01/01/2012 to 12/31/2012.................................   3.179614    3.500046    993,823
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.370004    3.097009  6,468,059
   01/01/2004 to 12/31/2004.................................   3.097009    3.353935  7,196,581
   01/01/2005 to 12/31/2005.................................   3.353935    3.633810  6,767,545
   01/01/2006 to 12/31/2006.................................   3.633810    4.025687  5,792,113
   01/01/2007 to 12/31/2007.................................   4.025687    3.694118  5,021,337
   01/01/2008 to 12/31/2008.................................   3.694118    1.965080  4,442,394
   01/01/2009 to 12/31/2009.................................   1.965080    2.740122  3,821,515
   01/01/2010 to 12/31/2010.................................   2.740122    3.105461  3,224,952
   01/01/2011 to 12/31/2011.................................   3.105461    3.266059  3,414,413
   01/01/2012 to 12/31/2012.................................   3.266059    3.598826  3,143,412
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.................................   9.998521    7.989131      4,642
   01/01/2009 to 12/31/2009.................................   7.989131   10.075438      9,878
   01/01/2010 to 12/31/2010.................................  10.075438   11.115363     11,881
   01/01/2011 to 12/31/2011.................................  11.115363   11.200671     56,263
   01/01/2012 to 12/31/2012.................................  11.200671   12.430152     71,000
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.................................   9.988152    9.770313      1,283
   01/01/2012 to 12/31/2012.................................   9.770313   10.062528     10,759

                                                                     1.35% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998521    6.602419     2,685
   01/01/2009 to 12/31/2009.......................................   6.602419    8.134820     9,112
   01/01/2010 to 12/31/2010.......................................   8.134820    8.910481    13,413
   01/01/2011 to 12/31/2011.......................................   8.910481    8.743166    13,556
   01/01/2012 to 12/31/2012.......................................   8.743166    9.825655    16,981
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998521    7.036064    20,715
   01/01/2009 to 12/31/2009.......................................   7.036064    8.923678    37,803
   01/01/2010 to 12/31/2010.......................................   8.923678    9.688494    50,133
   01/01/2011 to 12/31/2011.......................................   9.688494    9.390567    57,236
   01/01/2012 to 12/31/2012.......................................   9.390567   10.757735    55,975
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998521    6.571546     1,838
   01/01/2009 to 12/31/2009.......................................   6.571546    8.598375     3,777
   01/01/2010 to 12/31/2010.......................................   8.598375    9.132818     3,883
   01/01/2011 to 12/31/2011.......................................   9.132818    8.389147    27,311
   01/01/2012 to 12/31/2012.......................................   8.389147   10.114598    23,799
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  12.197370   10.449559    69,775
   01/01/2012 to 12/31/2012.......................................  10.449559   12.034629    76,578
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998890   11.154317     2,882
   01/01/2006 to 12/31/2006.......................................  11.154317   12.728431   136,098
   01/01/2007 to 12/31/2007.......................................  12.728431   12.967317   132,254
   01/01/2008 to 12/31/2008.......................................  12.967317    7.618291    75,811
   01/01/2009 to 12/31/2009.......................................   7.618291    9.882929    69,655
   01/01/2010 to 12/31/2010.......................................   9.882929   11.280381    67,598
   01/01/2011 to 04/29/2011.......................................  11.280381   12.233916         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................  10.006229   10.473971    25,876
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998890   10.303196     3,072
   01/01/2006 to 12/31/2006.......................................  10.303196   10.865903    14,670
   01/01/2007 to 12/31/2007.......................................  10.865903   11.316619    19,347
   01/01/2008 to 12/31/2008.......................................  11.316619    9.558158   149,516
   01/01/2009 to 12/31/2009.......................................   9.558158   11.365537   179,156
   01/01/2010 to 12/31/2010.......................................  11.365537   12.340301   283,863
   01/01/2011 to 12/31/2011.......................................  12.340301   12.571162   302,342
   01/01/2012 to 12/31/2012.......................................  12.571162   13.540148   286,863
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998890   10.521194    10,357
   01/01/2006 to 12/31/2006.......................................  10.521194   11.358570    82,077
   01/01/2007 to 12/31/2007.......................................  11.358570   11.744567   255,838
   01/01/2008 to 12/31/2008.......................................  11.744567    9.084388   390,438
   01/01/2009 to 12/31/2009.......................................   9.084388   11.084648   551,997
   01/01/2010 to 12/31/2010.......................................  11.084648   12.196592   631,138
   01/01/2011 to 12/31/2011.......................................  12.196592   12.159605   631,638
   01/01/2012 to 12/31/2012.......................................  12.159605   13.370640   592,874

                                                            1.35% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------
                                                             AUV AT     AUV AT   ACCUM UNITS
                                                          BEGINNING OF ENDING OF   END OF
                                                             PERIOD     PERIOD     PERIOD
                                                          ------------ --------- -----------
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   0.863149    1.145792  2,198,172
   01/01/2004 to 12/31/2004..............................   1.145792    1.308088  2,709,058
   01/01/2005 to 12/31/2005..............................   1.308088    1.445738  2,870,524
   01/01/2006 to 12/31/2006..............................   1.445738    1.566559  2,955,137
   01/01/2007 to 12/31/2007..............................   1.566559    1.661606  2,736,501
   01/01/2008 to 12/31/2008..............................   1.661606    1.042919  2,809,961
   01/01/2009 to 12/31/2009..............................   1.042919    1.407334  2,733,606
   01/01/2010 to 12/31/2010..............................   1.407334    1.749407  2,525,102
   01/01/2011 to 12/31/2011..............................   1.749407    1.688243  2,680,359
   01/01/2012 to 12/31/2012..............................   1.688243    1.954110  2,502,238
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998890   10.752070    126,081
   01/01/2006 to 12/31/2006..............................  10.752070   11.864211    499,022
   01/01/2007 to 12/31/2007..............................  11.864211   12.212967  1,155,607
   01/01/2008 to 12/31/2008..............................  12.212967    8.598785  1,585,046
   01/01/2009 to 12/31/2009..............................   8.598785   10.734187  2,148,754
   01/01/2010 to 12/31/2010..............................  10.734187   11.985168  1,984,412
   01/01/2011 to 12/31/2011..............................  11.985168   11.662922  1,957,475
   01/01/2012 to 12/31/2012..............................  11.662922   13.029240  1,942,524
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998890   10.978002    193,029
   01/01/2006 to 12/31/2006..............................  10.978002   12.370963    971,283
   01/01/2007 to 12/31/2007..............................  12.370963   12.674051  2,264,451
   01/01/2008 to 12/31/2008..............................  12.674051    8.112800  2,941,275
   01/01/2009 to 12/31/2009..............................   8.112800   10.332698  3,273,638
   01/01/2010 to 12/31/2010..............................  10.332698   11.692668  3,140,013
   01/01/2011 to 12/31/2011..............................  11.692668   11.101051  2,955,066
   01/01/2012 to 12/31/2012..............................  11.101051   12.636499  2,776,556
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   2.696948    3.402424  1,619,258
   01/01/2004 to 12/31/2004..............................   3.402424    3.701714  1,851,273
   01/01/2005 to 12/31/2005..............................   3.701714    3.812026  1,876,561
   01/01/2006 to 12/31/2006..............................   3.812026    4.332201  1,840,391
   01/01/2007 to 12/31/2007..............................   4.332201    4.486409  1,686,547
   01/01/2008 to 12/31/2008..............................   4.486409    2.776921  1,602,952
   01/01/2009 to 12/31/2009..............................   2.776921    3.449827  1,610,244
   01/01/2010 to 12/31/2010..............................   3.449827    3.896781  1,574,839
   01/01/2011 to 12/31/2011..............................   3.896781    3.907505  1,622,602
   01/01/2012 to 12/31/2012..............................   3.907505    4.449595  1,414,788
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................   7.709722    8.549344     10,133
   01/01/2005 to 12/31/2005..............................   8.549344    9.017183     15,676
   01/01/2006 to 04/30/2006..............................   9.017183    9.425733     15,630
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................   0.653612    0.783495  1,327,287
   01/01/2004 to 12/31/2004..............................   0.783495    0.860136  1,876,224
   01/01/2005 to 12/31/2005..............................   0.860136    0.909004  1,706,218
   01/01/2006 to 04/30/2006..............................   0.909004    0.950499          0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..............................   0.655964    0.801952    407,327
   01/01/2004 to 04/30/2004..............................   0.801952    0.816603    495,237

                                                                        1.35% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.738078   0.961516   2,377,369
   01/01/2004 to 12/31/2004..........................................   0.961516   1.134133   2,677,862
   01/01/2005 to 12/31/2005..........................................   1.134133   1.302727   3,067,021
   01/01/2006 to 12/31/2006..........................................   1.302727   1.626729   3,493,691
   01/01/2007 to 12/31/2007..........................................   1.626729   1.818097   4,016,551
   01/01/2008 to 12/31/2008..........................................   1.818097   1.033762   5,131,117
   01/01/2009 to 12/31/2009..........................................   1.033762   1.341842   5,312,116
   01/01/2010 to 12/31/2010..........................................   1.341842   1.474838   5,099,303
   01/01/2011 to 12/31/2011..........................................   1.474838   1.299199   4,708,516
   01/01/2012 to 12/31/2012..........................................   1.299199   1.495833   4,391,658
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.707949   4.033161     891,992
   01/01/2005 to 12/31/2005..........................................   4.033161   4.092670   1,090,624
   01/01/2006 to 12/31/2006..........................................   4.092670   4.519799   1,090,122
   01/01/2007 to 12/31/2007..........................................   4.519799   4.642465     948,031
   01/01/2008 to 12/31/2008..........................................   4.642465   3.556487     831,250
   01/01/2009 to 12/31/2009..........................................   3.556487   4.151037     750,037
   01/01/2010 to 12/31/2010..........................................   4.151037   4.496660     708,447
   01/01/2011 to 12/31/2011..........................................   4.496660   4.532268     753,060
   01/01/2012 to 12/31/2012..........................................   4.532268   4.976807     942,007
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.257572   1.484283   1,751,585
   01/01/2004 to 04/30/2004..........................................   1.484283   1.471564   2,020,425
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.216777   1.313504     679,014
   01/01/2005 to 12/31/2005..........................................   1.313504   1.274552   1,223,840
   01/01/2006 to 12/31/2006..........................................   1.274552   1.481821   1,594,820
   01/01/2007 to 12/31/2007..........................................   1.481821   1.402988   1,740,041
   01/01/2008 to 12/31/2008..........................................   1.402988   0.917627   1,795,866
   01/01/2009 to 12/31/2009..........................................   0.917627   1.091681   1,944,606
   01/01/2010 to 12/31/2010..........................................   1.091681   1.197455   1,886,735
   01/01/2011 to 12/31/2011..........................................   1.197455   1.188980   1,759,347
   01/01/2012 to 12/31/2012..........................................   1.188980   1.364367   1,624,723
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.973172   1.203420   2,333,920
   01/01/2004 to 12/31/2004..........................................   1.203420   1.321289   2,689,824
   01/01/2005 to 12/31/2005..........................................   1.321289   1.283513   2,454,270
   01/01/2006 to 12/31/2006..........................................   1.283513   1.493439   2,168,763
   01/01/2007 to 12/31/2007..........................................   1.493439   1.415424   2,219,650
   01/01/2008 to 12/31/2008..........................................   1.415424   0.927047   2,065,879
   01/01/2009 to 12/31/2009..........................................   0.927047   1.103674   2,144,924
   01/01/2010 to 12/31/2010..........................................   1.103674   1.211417   1,704,553
   01/01/2011 to 12/31/2011..........................................   1.211417   1.204838   1,453,883
   01/01/2012 to 12/31/2012..........................................   1.204838   1.383456   1,380,275
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.967184   1.203982     814,656
   01/01/2004 to 12/31/2004..........................................   1.203982   1.358864     985,057
   01/01/2005 to 12/31/2005..........................................   1.358864   1.448735     958,798
   01/01/2006 to 12/31/2006..........................................   1.448735   1.639120     828,282
   01/01/2007 to 12/31/2007..........................................   1.639120   1.573194   1,032,533
   01/01/2008 to 12/31/2008..........................................   1.573194   0.957594   1,005,787
   01/01/2009 to 12/31/2009..........................................   0.957594   1.292060     922,260
   01/01/2010 to 12/31/2010..........................................   1.292060   1.566137     795,953
   01/01/2011 to 12/31/2011..........................................   1.566137   1.463655     776,709
   01/01/2012 to 12/31/2012..........................................   1.463655   1.520249     782,775

                                                                                     1.35% VARIABLE ACCOUNT CHARGE
                                                                                   ----------------------------------
                                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                                   BEGINNING OF ENDING OF   END OF
                                                                                      PERIOD     PERIOD     PERIOD
                                                                                   ------------ --------- -----------
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003.......................................................   0.700383   0.948053   2,542,236
   01/01/2004 to 12/31/2004.......................................................   0.948053   1.115559   3,433,665
   01/01/2005 to 12/31/2005.......................................................   1.115559   1.242979   3,570,990
   01/01/2006 to 12/31/2006.......................................................   1.242979   1.538418   3,451,194
   01/01/2007 to 12/31/2007.......................................................   1.538418   1.677344   3,239,163
   01/01/2008 to 12/31/2008.......................................................   1.677344   0.956470   3,295,162
   01/01/2009 to 12/31/2009.......................................................   0.956470   1.210584   2,975,114
   01/01/2010 to 12/31/2010.......................................................   1.210584   1.288868   3,162,899
   01/01/2011 to 12/31/2011.......................................................   1.288868   1.110769   3,119,098
   01/01/2012 to 12/31/2012.......................................................   1.110769   1.293311   2,864,744
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.295939   1.505621   1,179,757
   01/01/2011 to 12/31/2011.......................................................   1.505621   1.382649   1,142,137
   01/01/2012 to 12/31/2012.......................................................   1.382649   1.490620   1,048,604
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003.......................................................   0.810632   1.136381     390,452
   01/01/2004 to 04/30/2004.......................................................   1.136381   1.126278     732,700
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2003 to 12/31/2003.......................................................   1.084738   1.437020     558,019
   01/01/2004 to 12/31/2004.......................................................   1.437020   1.656261   1,248,080
   01/01/2005 to 12/31/2005.......................................................   1.656261   1.742997   1,176,022
   01/01/2006 to 12/31/2006.......................................................   1.742997   1.918455   1,284,135
   01/01/2007 to 12/31/2007.......................................................   1.918455   2.046095   1,146,092
   01/01/2008 to 12/31/2008.......................................................   2.046095   0.899632   1,230,000
   01/01/2009 to 12/31/2009.......................................................   0.899632   1.185193   1,234,717
   01/01/2010 to 04/30/2010.......................................................   1.185193   1.282950           0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004.......................................................   1.614218   1.816649     923,895
   01/01/2005 to 12/31/2005.......................................................   1.816649   1.862435   1,599,991
   01/01/2006 to 12/31/2006.......................................................   1.862435   2.139664   1,823,090
   01/01/2007 to 12/31/2007.......................................................   2.139664   2.032896   1,845,494
   01/01/2008 to 12/31/2008.......................................................   2.032896   1.232305   1,721,266
   01/01/2009 to 12/31/2009.......................................................   1.232305   1.371817   1,865,294
   01/01/2010 to 12/31/2010.......................................................   1.371817   1.642275   1,850,454
   01/01/2011 to 12/31/2011.......................................................   1.642275   1.709522   1,616,156
   01/01/2012 to 12/31/2012.......................................................   1.709522   1.850968   1,441,749
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003.......................................................   1.083716   1.602866   8,227,912
   01/01/2004 to 12/31/2004.......................................................   1.602866   1.821151   9,465,838
   01/01/2005 to 12/31/2005.......................................................   1.821151   1.867886   8,568,287
   01/01/2006 to 12/31/2006.......................................................   1.867886   2.149597   7,641,077
   01/01/2007 to 12/31/2007.......................................................   2.149597   2.044760   6,645,180
   01/01/2008 to 12/31/2008.......................................................   2.044760   1.240595   5,795,912
   01/01/2009 to 12/31/2009.......................................................   1.240595   1.382109   5,376,855
   01/01/2010 to 12/31/2010.......................................................   1.382109   1.656104   4,610,469
   01/01/2011 to 12/31/2011.......................................................   1.656104   1.724764   4,596,313
   01/01/2012 to 12/31/2012.......................................................   1.724764   1.869997   4,072,746

                                                   1.35% VARIABLE ACCOUNT CHARGE
                                                 ----------------------------------
                                                    AUV AT     AUV AT   ACCUM UNITS
                                                 BEGINNING OF ENDING OF   END OF
                                                    PERIOD     PERIOD     PERIOD
                                                 ------------ --------- -----------
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005.....................   7.964511    8.650849     19,326
   01/01/2006 to 12/31/2006.....................   8.650849    9.185190     47,132
   01/01/2007 to 12/31/2007.....................   9.185190   10.356153     61,095
   01/01/2008 to 12/31/2008.....................  10.356153    5.523224     78,496
   01/01/2009 to 12/31/2009.....................   5.523224    7.830586     87,577
   01/01/2010 to 12/31/2010.....................   7.830586    8.451575     85,600
   01/01/2011 to 12/31/2011.....................   8.451575    8.223354     74,303
   01/01/2012 to 12/31/2012.....................   8.223354    9.252749          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004.....................  12.798623   14.768490      5,741
   01/01/2005 to 12/31/2005.....................  14.768490   16.899352     30,573
   01/01/2006 to 12/31/2006.....................  16.899352   19.399664     51,265
   01/01/2007 to 12/31/2007.....................  19.399664   20.336533     63,694
   01/01/2008 to 12/31/2008.....................  20.336533   11.925811     65,761
   01/01/2009 to 12/31/2009.....................  11.925811   16.448896     67,241
   01/01/2010 to 12/31/2010.....................  16.448896   18.813136     67,428
   01/01/2011 to 12/31/2011.....................  18.813136   17.001221     71,625
   01/01/2012 to 12/31/2012.....................  17.001221   20.323672     71,505
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006.....................  11.011996   11.123317     15,802
   01/01/2007 to 12/31/2007.....................  11.123317   12.158272     75,524
   01/01/2008 to 12/31/2008.....................  12.158272   11.168445    358,149
   01/01/2009 to 12/31/2009.....................  11.168445   13.007430    380,255
   01/01/2010 to 12/31/2010.....................  13.007430   13.829023    413,878
   01/01/2011 to 12/31/2011.....................  13.829023   15.164142    416,807
   01/01/2012 to 12/31/2012.....................  15.164142   16.325836    466,879
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003.....................   1.136725    1.169775 15,537,661
   01/01/2004 to 12/31/2004.....................   1.169775    1.211528 18,151,277
   01/01/2005 to 12/31/2005.....................   1.211528    1.222193 19,870,194
   01/01/2006 to 12/31/2006.....................   1.222193    1.260325 20,087,566
   01/01/2007 to 12/31/2007.....................   1.260325    1.337388 18,461,477
   01/01/2008 to 12/31/2008.....................   1.337388    1.324814 16,166,800
   01/01/2009 to 12/31/2009.....................   1.324814    1.542697 15,168,985
   01/01/2010 to 12/31/2010.....................   1.542697    1.646369 13,559,012
   01/01/2011 to 12/31/2011.....................   1.646369    1.675836 13,458,034
   01/01/2012 to 12/31/2012.....................   1.675836    1.806522 14,183,380
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012.....................  10.777997   10.948317        814
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003.....................   0.296343    0.460690  2,171,669
   01/01/2004 to 12/31/2004.....................   0.460690    0.434898  2,948,050
   01/01/2005 to 12/31/2005.....................   0.434898    0.476348  2,805,676
   01/01/2006 to 12/31/2006.....................   0.476348    0.495105  2,703,866
   01/01/2007 to 12/31/2007.....................   0.495105    0.642405  3,593,986
   01/01/2008 to 12/31/2008.....................   0.642405    0.352044  4,286,555
   01/01/2009 to 12/31/2009.....................   0.352044    0.552158  4,364,229
   01/01/2010 to 12/31/2010.....................   0.552158    0.695603  4,203,131
   01/01/2011 to 12/31/2011.....................   0.695603    0.618384  3,623,785
   01/01/2012 to 12/31/2012.....................   0.618384    0.683977  2,869,086

                                                 1.35% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.929131    1.335715  2,248,054
   01/01/2004 to 12/31/2004...................   1.335715    1.547082  2,975,158
   01/01/2005 to 12/31/2005...................   1.547082    1.592035  3,253,959
   01/01/2006 to 12/31/2006...................   1.592035    1.846888  3,394,157
   01/01/2007 to 12/31/2007...................   1.846888    1.790932  2,975,367
   01/01/2008 to 12/31/2008...................   1.790932    1.171923  2,745,422
   01/01/2009 to 12/31/2009...................   1.171923    1.452900  2,507,135
   01/01/2010 to 12/31/2010...................   1.452900    1.814410  2,086,159
   01/01/2011 to 12/31/2011...................   1.814410    1.713385  1,943,178
   01/01/2012 to 12/31/2012...................   1.713385    1.961617  1,870,049
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010754    1.068516          0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.516543   11.167932          0
   01/01/2007 to 12/31/2007...................  11.167932   11.612202        962
   01/01/2008 to 12/31/2008...................  11.612202    8.585168      6,088
   01/01/2009 to 12/31/2009...................   8.585168   10.578008     11,575
   01/01/2010 to 12/31/2010...................  10.578008   11.713492     83,057
   01/01/2011 to 12/31/2011...................  11.713492   11.679368    104,350
   01/01/2012 to 12/31/2012...................  11.679368   13.002009    222,449
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.707472   11.422896      1,746
   01/01/2007 to 12/31/2007...................  11.422896   11.902093      4,520
   01/01/2008 to 12/31/2008...................  11.902093    7.870894      5,925
   01/01/2009 to 12/31/2009...................   7.870894   10.025004     13,939
   01/01/2010 to 12/31/2010...................  10.025004   11.290542     26,991
   01/01/2011 to 12/31/2011...................  11.290542   10.902286     43,459
   01/01/2012 to 12/31/2012...................  10.902286   12.372150     26,797
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.119764    1.213800    371,795
   01/01/2005 to 12/31/2005...................   1.213800    1.273345  1,150,111
   01/01/2006 to 12/31/2006...................   1.273345    1.418156  1,563,773
   01/01/2007 to 12/31/2007...................   1.418156    1.527073  1,899,276
   01/01/2008 to 12/31/2008...................   1.527073    0.873754  1,970,850
   01/01/2009 to 12/31/2009...................   0.873754    1.233031  2,005,675
   01/01/2010 to 12/31/2010...................   1.233031    1.420192  1,796,690
   01/01/2011 to 12/31/2011...................   1.420192    1.382479  1,670,841
   01/01/2012 to 12/31/2012...................   1.382479    1.618540  1,686,234
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003...................   0.454985    0.613351  2,740,053
   01/01/2004 to 12/31/2004...................   0.613351    0.712958  4,790,384
   01/01/2005 to 12/31/2005...................   0.712958    0.806313  6,160,745
   01/01/2006 to 12/31/2006...................   0.806313    0.844567  7,011,334
   01/01/2007 to 12/31/2007...................   0.844567    0.980138  7,209,883
   01/01/2008 to 12/31/2008...................   0.980138    0.582597  6,939,264
   01/01/2009 to 12/31/2009...................   0.582597    0.836153  6,594,700
   01/01/2010 to 12/31/2010...................   0.836153    1.053320  6,045,795
   01/01/2011 to 12/31/2011...................   1.053320    1.022102  6,123,876
   01/01/2012 to 12/31/2012...................   1.022102    1.146296  5,999,313

                                                                                  1.35% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.242603   1.325197      59,871
   01/01/2005 to 12/31/2005....................................................   1.325197   1.447577     267,157
   01/01/2006 to 12/31/2006....................................................   1.447577   1.480039     517,577
   01/01/2007 to 12/31/2007....................................................   1.480039   1.599275     669,674
   01/01/2008 to 12/31/2008....................................................   1.599275   1.004753     714,896
   01/01/2009 to 12/31/2009....................................................   1.004753   1.374261     771,037
   01/01/2010 to 12/31/2010....................................................   1.374261   1.825817     770,383
   01/01/2011 to 12/31/2011....................................................   1.825817   1.827453     819,719
   01/01/2012 to 12/31/2012....................................................   1.827453   2.089634     836,579
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.874647   1.988034     432,154
   01/01/2005 to 12/31/2005....................................................   1.988034   2.011696   1,533,843
   01/01/2006 to 12/31/2006....................................................   2.011696   2.080563   2,034,695
   01/01/2007 to 12/31/2007....................................................   2.080563   2.128538   2,554,305
   01/01/2008 to 12/31/2008....................................................   2.128538   1.780246   2,167,094
   01/01/2009 to 12/31/2009....................................................   1.780246   2.316540   1,847,488
   01/01/2010 to 12/31/2010....................................................   2.316540   2.570147   1,726,483
   01/01/2011 to 12/31/2011....................................................   2.570147   2.683735   1,666,348
   01/01/2012 to 12/31/2012....................................................   2.683735   2.946565   1,615,762
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.720371   1.909409   3,667,562
   01/01/2004 to 12/31/2004....................................................   1.909409   2.005745   4,330,695
   01/01/2005 to 12/31/2005....................................................   2.005745   2.031803   4,385,668
   01/01/2006 to 12/31/2006....................................................   2.031803   2.101953   3,964,043
   01/01/2007 to 12/31/2007....................................................   2.101953   2.154249   3,927,738
   01/01/2008 to 12/31/2008....................................................   2.154249   1.804068   2,783,730
   01/01/2009 to 12/31/2009....................................................   1.804068   2.349021   2,212,570
   01/01/2010 to 12/31/2010....................................................   2.349021   2.610082   2,015,404
   01/01/2011 to 12/31/2011....................................................   2.610082   2.727762   1,970,898
   01/01/2012 to 12/31/2012....................................................   2.727762   2.995013   1,951,084
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.549486   1.586955     461,685
   01/01/2005 to 12/31/2005....................................................   1.586955   1.587510   1,337,696
   01/01/2006 to 12/31/2006....................................................   1.587510   1.627597   1,955,732
   01/01/2007 to 12/31/2007....................................................   1.627597   1.670419   2,204,360
   01/01/2008 to 12/31/2008....................................................   1.670419   1.639189   1,706,447
   01/01/2009 to 12/31/2009....................................................   1.639189   1.683195   1,669,197
   01/01/2010 to 12/31/2010....................................................   1.683195   1.751837   1,506,088
   01/01/2011 to 12/31/2011....................................................   1.751837   1.819419   1,498,268
   01/01/2012 to 12/31/2012....................................................   1.819419   1.849598   1,372,507
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.574516   1.577453   5,859,702
   01/01/2004 to 12/31/2004....................................................   1.577453   1.599901   5,492,094
   01/01/2005 to 12/31/2005....................................................   1.599901   1.603439   5,566,349
   01/01/2006 to 12/31/2006....................................................   1.603439   1.644880   5,050,463
   01/01/2007 to 12/31/2007....................................................   1.644880   1.689764   4,233,768
   01/01/2008 to 12/31/2008....................................................   1.689764   1.659908   3,477,432
   01/01/2009 to 12/31/2009....................................................   1.659908   1.706197   3,066,563
   01/01/2010 to 12/31/2010....................................................   1.706197   1.778781   2,626,887
   01/01/2011 to 12/31/2011....................................................   1.778781   1.847686   2,503,494
   01/01/2012 to 12/31/2012....................................................   1.847686   1.880151   2,300,182

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006...............................  14.560847   15.263925     60,295
   01/01/2007 to 12/31/2007...............................  15.263925   15.520311    185,366
   01/01/2008 to 12/31/2008...............................  15.520311   13.845482    152,090
   01/01/2009 to 12/31/2009...............................  13.845482   15.343366    141,806
   01/01/2010 to 12/31/2010...............................  15.343366   16.072968    139,088
   01/01/2011 to 12/31/2011...............................  16.072968   16.784010    142,873
   01/01/2012 to 12/31/2012...............................  16.784010   17.403736    168,933
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003...............................   1.071482    1.618945  1,641,739
   01/01/2004 to 12/31/2004...............................   1.618945    1.925863  2,958,867
   01/01/2005 to 12/31/2005...............................   1.925863    2.375903  3,696,633
   01/01/2006 to 12/31/2006...............................   2.375903    2.900742  4,692,653
   01/01/2007 to 12/31/2007...............................   2.900742    3.466117  4,940,653
   01/01/2008 to 12/31/2008...............................   3.466117    1.585305  5,195,834
   01/01/2009 to 12/31/2009...............................   1.585305    2.516470  4,889,704
   01/01/2010 to 12/31/2010...............................   2.516470    3.031661  4,560,408
   01/01/2011 to 12/31/2011...............................   3.031661    2.412411  4,446,610
   01/01/2012 to 12/31/2012...............................   2.412411    2.805463  4,181,008
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003...............................   8.236410   11.089325  1,811,737
   01/01/2004 to 12/31/2004...............................  11.089325   12.276627  2,524,388
   01/01/2005 to 12/31/2005...............................  12.276627   14.038670  2,807,059
   01/01/2006 to 12/31/2006...............................  14.038670   15.228136  2,948,975
   01/01/2007 to 12/31/2007...............................  15.228136   16.835562  2,865,929
   01/01/2008 to 12/31/2008...............................  16.835562    9.282386  2,820,296
   01/01/2009 to 12/31/2009...............................   9.282386   12.735363  2,662,096
   01/01/2010 to 12/31/2010...............................  12.735363   14.874702  2,448,426
   01/01/2011 to 12/31/2011...............................  14.874702   14.012970  2,306,376
   01/01/2012 to 12/31/2012...............................  14.012970   16.256525  2,093,787
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003...............................   6.621767    8.629898  2,297,752
   01/01/2004 to 12/31/2004...............................   8.629898    9.373627  3,012,257
   01/01/2005 to 12/31/2005...............................   9.373627    9.763296  3,200,295
   01/01/2006 to 12/31/2006...............................   9.763296   11.069576  3,206,145
   01/01/2007 to 12/31/2007...............................  11.069576   11.442242  3,001,823
   01/01/2008 to 12/31/2008...............................  11.442242    6.998153  2,903,088
   01/01/2009 to 12/31/2009...............................   6.998153    9.038674  2,800,121
   01/01/2010 to 12/31/2010...............................   9.038674    9.911725  2,605,686
   01/01/2011 to 12/31/2011...............................   9.911725    9.576206  2,522,896
   01/01/2012 to 12/31/2012...............................   9.576206   11.070888  2,261,965



                                                                        1.40% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.40
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.219284   10.568199        0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008465    7.011667   19,218
   01/01/2009 to 12/31/2009..........................................   7.011667    8.941853   28,385
   01/01/2010 to 12/31/2010..........................................   8.941853    9.889880   41,810
   01/01/2011 to 12/31/2011..........................................   9.889880    9.545193   46,167
   01/01/2012 to 12/31/2012..........................................   9.545193   10.685140   45,398

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008......................................   9.998466    6.359814    91,557
   01/01/2009 to 12/31/2009......................................   6.359814    8.406163   209,577
   01/01/2010 to 12/31/2010......................................   8.406163    9.407014   208,434
   01/01/2011 to 12/31/2011......................................   9.407014    8.837455   226,329
   01/01/2012 to 12/31/2012......................................   8.837455   10.122028   230,112
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008......................................  10.018465    7.685380     5,832
   01/01/2009 to 12/31/2009......................................   7.685380    9.351642    41,898
   01/01/2010 to 12/31/2010......................................   9.351642   10.135248    53,403
   01/01/2011 to 12/31/2011......................................  10.135248   10.013751    46,959
   01/01/2012 to 12/31/2012......................................  10.013751   10.944060    13,083
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012......................................  11.153421   11.560958         0
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004......................................   1.181986    1.350228    54,651
   01/01/2005 to 12/31/2005......................................   1.350228    1.565675   195,256
   01/01/2006 to 12/31/2006......................................   1.565675    1.794512   447,790
   01/01/2007 to 12/31/2007......................................   1.794512    1.947600   607,200
   01/01/2008 to 12/31/2008......................................   1.947600    1.070810   460,819
   01/01/2009 to 12/31/2009......................................   1.070810    1.287020   471,931
   01/01/2010 to 12/31/2010......................................   1.287020    1.356210   150,637
   01/01/2011 to 12/31/2011......................................   1.356210    1.068138   161,164
   01/01/2012 to 12/31/2012......................................   1.068138    1.257196   169,192
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   0.931094    1.174289   386,520
   01/01/2004 to 12/31/2004......................................   1.174289    1.366522   352,767
   01/01/2005 to 12/31/2005......................................   1.366522    1.587452   299,674
   01/01/2006 to 12/31/2006......................................   1.587452    1.819983   248,957
   01/01/2007 to 12/31/2007......................................   1.819983    1.977677   229,090
   01/01/2008 to 12/31/2008......................................   1.977677    1.088132   231,639
   01/01/2009 to 12/31/2009......................................   1.088132    1.308666   205,441
   01/01/2010 to 12/31/2010......................................   1.308666    1.381296   182,720
   01/01/2011 to 12/31/2011......................................   1.381296    1.089972   169,795
   01/01/2012 to 12/31/2012......................................   1.089972    1.283187   130,825
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003......................................   1.223720    1.247509   707,358
   01/01/2004 to 12/31/2004......................................   1.247509    1.277406   779,958
   01/01/2005 to 12/31/2005......................................   1.277406    1.283036   827,998
   01/01/2006 to 12/31/2006......................................   1.283036    1.313490   846,664
   01/01/2007 to 12/31/2007......................................   1.313490    1.381401   831,517
   01/01/2008 to 12/31/2008......................................   1.381401    1.438845   599,719
   01/01/2009 to 12/31/2009......................................   1.438845    1.489496   605,337
   01/01/2010 to 12/31/2010......................................   1.489496    1.552413   540,372
   01/01/2011 to 12/31/2011......................................   1.552413    1.642381   557,095
   01/01/2012 to 12/31/2012......................................   1.642381    1.678131   470,481
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................  33.567147   37.215656       753
   01/01/2005 to 12/31/2005......................................  37.215656   40.528355       450
   01/01/2006 to 12/31/2006......................................  40.528355   42.551290     1,071
   01/01/2007 to 12/31/2007......................................  42.551290   50.447102     3,075
   01/01/2008 to 12/31/2008......................................  50.447102   26.941035     2,360
   01/01/2009 to 12/31/2009......................................  26.941035   39.600328     2,524
   01/01/2010 to 12/31/2010......................................  39.600328   44.905265     2,222
   01/01/2011 to 12/31/2011......................................  44.905265   42.845450     1,768
   01/01/2012 to 12/31/2012......................................  42.845450   46.763970     1,642

                                                         1.40% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------
                                                          AUV AT       AUV AT     ACCUM UNITS
                                                       BEGINNING OF   ENDING OF     END OF
                                                          PERIOD       PERIOD       PERIOD
                                                       ------------   ---------   -----------
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...........................   4.193573      4.366140     409,883
   01/01/2004 to 12/31/2004...........................   4.366140      4.484905     401,399
   01/01/2005 to 12/31/2005...........................   4.484905      4.518013     409,436
   01/01/2006 to 12/31/2006...........................   4.518013      4.639690     421,577
   01/01/2007 to 12/31/2007...........................   4.639690      4.850355     386,027
   01/01/2008 to 12/31/2008...........................   4.850355      4.607455     309,883
   01/01/2009 to 12/31/2009...........................   4.607455      4.960645     280,539
   01/01/2010 to 12/31/2010...........................   4.960645      5.286401     250,091
   01/01/2011 to 12/31/2011...........................   5.286401      5.541742     235,563
   01/01/2012 to 12/31/2012...........................   5.541742      5.862192     188,100
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................  35.331647     38.120554           0
   01/01/2005 to 12/31/2005...........................  38.120554     38.651758           0
   01/01/2006 to 12/31/2006...........................  38.651758     42.021096           0
   01/01/2007 to 12/31/2007...........................  42.021096     43.761019           0
   01/01/2008 to 12/31/2008...........................  43.761019     32.378238         245
   01/01/2009 to 12/31/2009...........................  32.378238     37.356213         291
   01/01/2010 to 12/31/2010...........................  37.356213     40.268226         298
   01/01/2011 to 12/31/2011...........................  40.268226     41.134728         284
   01/01/2012 to 12/31/2012...........................  41.134728     45.470996         286
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...........................   9.974236     10.297225           0
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...........................   7.810216      7.877257      15,635
   01/01/2008 to 12/31/2008...........................   7.877257      4.869552      21,695
   01/01/2009 to 12/31/2009...........................   4.869552      5.723646      18,133
   01/01/2010 to 12/31/2010...........................   5.723646      6.347068      16,986
   01/01/2011 to 12/31/2011...........................   6.347068      6.274983      16,619
   01/01/2012 to 12/31/2012...........................   6.274983      7.017202      16,863
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...........................   4.700289      6.021138      15,301
   01/01/2004 to 12/31/2004...........................   6.021138      6.566431      14,227
   01/01/2005 to 12/31/2005...........................   6.566431      6.690165      11,944
   01/01/2006 to 12/31/2006...........................   6.690165      7.510073      10,760
   01/01/2007 to 04/27/2007...........................   7.510073      7.876043           0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   1.069130      1.179446       3,456
   01/01/2005 to 12/31/2005...........................   1.179446      1.227729      34,305
   01/01/2006 to 12/31/2006...........................   1.227729      1.442300     138,796
   01/01/2007 to 12/31/2007...........................   1.442300      1.466642     297,563
   01/01/2008 to 12/31/2008...........................   1.466642      0.938443     357,829
   01/01/2009 to 12/31/2009...........................   0.938443      1.027690     327,055
   01/01/2010 to 12/31/2010...........................   1.027690      1.103860     331,565
   01/01/2011 to 12/31/2011...........................   1.103860      1.110858     323,235
   01/01/2012 to 12/31/2012...........................   1.110858      1.248349     271,763
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   0.792413      1.058109      36,493
   01/01/2004 to 12/31/2004...........................   1.058109      1.182350     100,985
   01/01/2005 to 12/31/2005...........................   1.182350      1.232309      98,023
   01/01/2006 to 12/31/2006...........................   1.232309      1.448594     133,565
   01/01/2007 to 12/31/2007...........................   1.448594      1.475082     248,098
   01/01/2008 to 12/31/2008...........................   1.475082      0.944871     239,650
   01/01/2009 to 12/31/2009...........................   0.944871      1.035872     209,838
   01/01/2010 to 12/31/2010...........................   1.035872      1.113438     170,319
   01/01/2011 to 12/31/2011...........................   1.113438      1.121348     156,783
   01/01/2012 to 12/31/2012...........................   1.121348      1.262001     163,660

                                                                                         1.40% VARIABLE ACCOUNT CHARGE
                                                                                       ----------------------------------
                                                                                          AUV AT     AUV AT   ACCUM UNITS
                                                                                       BEGINNING OF ENDING OF   END OF
                                                                                          PERIOD     PERIOD     PERIOD
                                                                                       ------------ --------- -----------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................................................   2.319442    2.541513         0
   01/01/2005 to 12/31/2005...........................................................   2.541513    2.675538    18,910
   01/01/2006 to 12/31/2006...........................................................   2.675538    2.740956    26,641
   01/01/2007 to 12/31/2007...........................................................   2.740956    3.200807    25,247
   01/01/2008 to 12/31/2008...........................................................   3.200807    1.998105   145,452
   01/01/2009 to 12/31/2009...........................................................   1.998105    2.689596   196,850
   01/01/2010 to 12/31/2010...........................................................   2.689596    3.168587   183,100
   01/01/2011 to 12/31/2011...........................................................   3.168587    2.838554   193,065
   01/01/2012 to 12/31/2012...........................................................   2.838554    3.192773   184,016
  BlackRock Legacy Large Cap Growth Sub-Account (Class B) (formerly FI Large Cap Sub-
   Account)
   05/01/2006 to 12/31/2006...........................................................  17.091180   17.290064         0
   01/01/2007 to 12/31/2007...........................................................  17.290064   17.683059         0
   01/01/2008 to 12/31/2008...........................................................  17.683059    9.598675         0
   01/01/2009 to 05/01/2009...........................................................   9.598675   10.017096         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................................................   1.797334    2.391051   137,582
   01/01/2004 to 12/31/2004...........................................................   2.391051    2.560650   114,456
   01/01/2005 to 12/31/2005...........................................................   2.560650    2.698157   100,587
   01/01/2006 to 12/31/2006...........................................................   2.698157    2.767117    96,204
   01/01/2007 to 12/31/2007...........................................................   2.767117    3.234382   101,348
   01/01/2008 to 12/31/2008...........................................................   3.234382    2.021068    93,342
   01/01/2009 to 12/31/2009...........................................................   2.021068    2.722875    83,176
   01/01/2010 to 12/31/2010...........................................................   2.722875    3.211929    78,090
   01/01/2011 to 12/31/2011...........................................................   3.211929    2.880288    57,384
   01/01/2012 to 12/31/2012...........................................................   2.880288    3.242620    37,568
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003...........................................................   2.222654    2.203913   356,634
   01/01/2004 to 12/31/2004...........................................................   2.203913    2.189142   363,839
   01/01/2005 to 12/31/2005...........................................................   2.189142    2.215709   421,731
   01/01/2006 to 12/31/2006...........................................................   2.215709    2.284429   573,318
   01/01/2007 to 12/31/2007...........................................................   2.284429    2.360945   577,599
   01/01/2008 to 12/31/2008...........................................................   2.360945    2.388543   745,139
   01/01/2009 to 12/31/2009...........................................................   2.388543    2.361300   480,064
   01/01/2010 to 12/31/2010...........................................................   2.361300    2.328471   362,815
   01/01/2011 to 12/31/2011...........................................................   2.328471    2.296186   266,186
   01/01/2012 to 12/31/2012...........................................................   2.296186    2.264089   521,975
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004...........................................................   9.998849   12.833645     6,184
   01/01/2005 to 12/31/2005...........................................................  12.833645   14.337160    20,833
   01/01/2006 to 12/31/2006...........................................................  14.337160   19.451786    37,355
   01/01/2007 to 12/31/2007...........................................................  19.451786   16.301648    47,371
   01/01/2008 to 12/31/2008...........................................................  16.301648    9.375546    48,703
   01/01/2009 to 12/31/2009...........................................................   9.375546   12.456502    56,473
   01/01/2010 to 12/31/2010...........................................................  12.456502   14.261852    49,355
   01/01/2011 to 12/31/2011...........................................................  14.261852   13.278301    42,084
   01/01/2012 to 12/31/2012...........................................................  13.278301   16.495575    39,133
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................................................   2.857108    3.075004    34,314
   01/01/2005 to 12/31/2005...........................................................   3.075004    3.335478   118,287
   01/01/2006 to 12/31/2006...........................................................   3.335478    3.760265   212,178
   01/01/2007 to 12/31/2007...........................................................   3.760265    3.868756   272,418
   01/01/2008 to 12/31/2008...........................................................   3.868756    2.307194   323,345
   01/01/2009 to 12/31/2009...........................................................   2.307194    2.995213   312,802
   01/01/2010 to 12/31/2010...........................................................   2.995213    3.299497   281,667
   01/01/2011 to 12/31/2011...........................................................   3.299497    3.114817   240,571
   01/01/2012 to 12/31/2012...........................................................   3.114817    3.458800   214,074

                                                1.40% VARIABLE ACCOUNT CHARGE
                                              ----------------------------------
                                                 AUV AT     AUV AT   ACCUM UNITS
                                              BEGINNING OF ENDING OF   END OF
                                                 PERIOD     PERIOD     PERIOD
                                              ------------ --------- -----------
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..................   2.176472   2.805879    581,668
   01/01/2004 to 12/31/2004..................   2.805879   3.102700    608,869
   01/01/2005 to 12/31/2005..................   3.102700   3.369815    565,916
   01/01/2006 to 12/31/2006..................   3.369815   3.801805    536,517
   01/01/2007 to 12/31/2007..................   3.801805   3.914808    482,090
   01/01/2008 to 12/31/2008..................   3.914808   2.337053    408,908
   01/01/2009 to 12/31/2009..................   2.337053   3.038052    396,621
   01/01/2010 to 12/31/2010..................   3.038052   3.349848    364,781
   01/01/2011 to 12/31/2011..................   3.349848   3.165318    303,391
   01/01/2012 to 12/31/2012..................   3.165318   3.517514    274,586
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................   2.301239   2.595745          0
   01/01/2005 to 12/31/2005..................   2.595745   2.826776     34,217
   01/01/2006 to 12/31/2006..................   2.826776   3.112621     63,743
   01/01/2007 to 12/31/2007..................   3.112621   3.190028     61,523
   01/01/2008 to 12/31/2008..................   3.190028   1.915590     63,822
   01/01/2009 to 12/31/2009..................   1.915590   2.294827     70,729
   01/01/2010 to 12/31/2010..................   2.294827   2.586034     75,788
   01/01/2011 to 12/31/2011..................   2.586034   2.387343     74,437
   01/01/2012 to 12/31/2012..................   2.387343   2.718167     66,957
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003..................   1.871658   2.339210    109,289
   01/01/2004 to 12/31/2004..................   2.339210   2.619432     89,857
   01/01/2005 to 12/31/2005..................   2.619432   2.855064     85,793
   01/01/2006 to 12/31/2006..................   2.855064   3.146810     82,617
   01/01/2007 to 12/31/2007..................   3.146810   3.228235     68,660
   01/01/2008 to 12/31/2008..................   3.228235   1.940725     78,096
   01/01/2009 to 12/31/2009..................   1.940725   2.328238     59,063
   01/01/2010 to 12/31/2010..................   2.328238   2.626417     32,739
   01/01/2011 to 12/31/2011..................   2.626417   2.426874     28,419
   01/01/2012 to 12/31/2012..................   2.426874   2.766003     26,642
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003..................   0.875120   1.175443    122,050
   01/01/2004 to 12/31/2004..................   1.175443   1.396950    197,750
   01/01/2005 to 12/31/2005..................   1.396950   1.573705    233,162
   01/01/2006 to 12/31/2006..................   1.573705   1.999585    366,639
   01/01/2007 to 12/31/2007..................   1.999585   1.949581    414,453
   01/01/2008 to 12/31/2008..................   1.949581   1.136429    374,444
   01/01/2009 to 12/31/2009..................   1.136429   1.737676    394,671
   01/01/2010 to 12/31/2010..................   1.737676   1.994891    347,623
   01/01/2011 to 12/31/2011..................   1.994891   1.686769    334,882
   01/01/2012 to 12/31/2012..................   1.686769   2.149737    284,850
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003..................   0.883783   1.177842     74,852
   01/01/2004 to 12/31/2004..................   1.177842   1.401707    103,024
   01/01/2005 to 12/31/2005..................   1.401707   1.579576    188,989
   01/01/2006 to 12/31/2006..................   1.579576   2.009171    240,232
   01/01/2007 to 12/31/2007..................   2.009171   1.961279    251,549
   01/01/2008 to 12/31/2008..................   1.961279   1.144374    136,566
   01/01/2009 to 12/31/2009..................   1.144374   1.752132    151,913
   01/01/2010 to 12/31/2010..................   1.752132   2.012971    139,128
   01/01/2011 to 12/31/2011..................   2.012971   1.704750    133,361
   01/01/2012 to 12/31/2012..................   1.704750   2.172977    129,910
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..................   1.010713   1.047990          0

                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.847289    1.160234    233,535
   01/01/2004 to 12/31/2004...................................    1.160234    1.217653    303,779
   01/01/2005 to 12/31/2005...................................    1.217653    1.300025    229,385
   01/01/2006 to 12/31/2006...................................    1.300025    1.463820    186,633
   01/01/2007 to 12/31/2007...................................    1.463820    1.603161    191,311
   01/01/2008 to 12/31/2008...................................    1.603161    0.968576    242,902
   01/01/2009 to 12/31/2009...................................    0.968576    1.278128    282,962
   01/01/2010 to 12/31/2010...................................    1.278128    1.590371    315,910
   01/01/2011 to 12/31/2011...................................    1.590371    1.551351    284,205
   01/01/2012 to 12/31/2012...................................    1.551351    1.808548    273,186
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  145.834124  178.900463        182
   01/01/2008 to 12/31/2008...................................  178.900463  102.320777      4,205
   01/01/2009 to 12/31/2009...................................  102.320777  144.137883      5,451
   01/01/2010 to 12/31/2010...................................  144.137883  155.491489      5,837
   01/01/2011 to 12/31/2011...................................  155.491489  141.764919      5,236
   01/01/2012 to 12/31/2012...................................  141.764919  171.257403      4,826
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.406915    0.488787     43,670
   01/01/2006 to 12/31/2006...................................    0.488787    0.494175     58,320
   01/01/2007 to 12/31/2007...................................    0.494175    0.542763     56,758
   01/01/2008 to 12/31/2008...................................    0.542763    0.339598    116,581
   01/01/2009 to 12/31/2009...................................    0.339598    0.467364    290,607
   01/01/2010 to 12/31/2010...................................    0.467364    0.513011    290,526
   01/01/2011 to 12/31/2011...................................    0.513011    0.507015    249,342
   01/01/2012 to 12/31/2012...................................    0.507015    0.577706  1,080,020
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.947721    8.629752      1,161
   01/01/2006 to 12/31/2006...................................    8.629752    9.158221      1,997
   01/01/2007 to 12/31/2007...................................    9.158221   10.320556      3,213
   01/01/2008 to 12/31/2008...................................   10.320556    5.501470     46,562
   01/01/2009 to 12/31/2009...................................    5.501470    7.795846     62,391
   01/01/2010 to 12/31/2010...................................    7.795846    8.409877     63,215
   01/01/2011 to 12/31/2011...................................    8.409877    8.178700     58,024
   01/01/2012 to 04/27/2012...................................    8.178700    9.201007          0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.422573    0.441147          0
   01/01/2005 to 04/30/2005...................................    0.441147    0.402036          0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005...................................    0.407190    0.489826    338,185
   01/01/2006 to 12/31/2006...................................    0.489826    0.495587    400,385
   01/01/2007 to 12/31/2007...................................    0.495587    0.545072    321,013
   01/01/2008 to 12/31/2008...................................    0.545072    0.340897    223,028
   01/01/2009 to 12/31/2009...................................    0.340897    0.470224    165,913
   01/01/2010 to 12/31/2010...................................    0.470224    0.516742    208,705
   01/01/2011 to 12/31/2011...................................    0.516742    0.511137    111,755
   01/01/2012 to 12/31/2012...................................    0.511137    0.582514    150,089
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003...................................    0.344836    0.427435    425,315
   01/01/2004 to 12/31/2004...................................    0.427435    0.441146    407,120
   01/01/2005 to 04/30/2005...................................    0.441146    0.406037          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.012767    1.050036          0

                                                                                            1.40% VARIABLE ACCOUNT CHARGE
                                                                                          ----------------------------------
                                                                                             AUV AT     AUV AT   ACCUM UNITS
                                                                                          BEGINNING OF ENDING OF   END OF
                                                                                             PERIOD     PERIOD     PERIOD
                                                                                          ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003..............................................................   0.528474    0.676985   261,235
   01/01/2004 to 12/31/2004..............................................................   0.676985    0.723893   202,516
   01/01/2005 to 12/31/2005..............................................................   0.723893    0.810771   227,709
   01/01/2006 to 12/31/2006..............................................................   0.810771    0.785631   337,356
   01/01/2007 to 12/31/2007..............................................................   0.785631    0.792211   272,665
   01/01/2008 to 12/31/2008..............................................................   0.792211    0.476103   235,329
   01/01/2009 to 12/31/2009..............................................................   0.476103    0.624233   226,055
   01/01/2010 to 12/31/2010..............................................................   0.624233    0.761982   222,518
   01/01/2011 to 12/31/2011..............................................................   0.761982    0.775812   133,760
   01/01/2012 to 12/31/2012..............................................................   0.775812    0.906551    83,102
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006..............................................................   9.354456   10.028747     1,748
   01/01/2007 to 12/31/2007..............................................................  10.028747    9.304475     1,730
   01/01/2008 to 12/31/2008..............................................................   9.304475    4.163826     1,965
   01/01/2009 to 12/31/2009..............................................................   4.163826    5.664964     5,354
   01/01/2010 to 12/31/2010..............................................................   5.664964    5.995979     7,230
   01/01/2011 to 04/29/2011..............................................................   5.995979    6.375584         0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011..............................................................   0.644445    0.584579   133,164
   01/01/2012 to 12/31/2012..............................................................   0.584579    0.683432    96,866
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006..............................................................   0.943167    1.011538   107,639
   01/01/2007 to 12/31/2007..............................................................   1.011538    0.939433    80,923
   01/01/2008 to 12/31/2008..............................................................   0.939433    0.420764    70,038
   01/01/2009 to 12/31/2009..............................................................   0.420764    0.572424    47,618
   01/01/2010 to 12/31/2010..............................................................   0.572424    0.606095    47,112
   01/01/2011 to 04/29/2011..............................................................   0.606095    0.644519         0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   2.341850    2.653593       200
   01/01/2005 to 12/31/2005..............................................................   2.653593    2.791516     4,492
   01/01/2006 to 12/31/2006..............................................................   2.791516    3.204124    12,561
   01/01/2007 to 12/31/2007..............................................................   3.204124    3.526618    23,416
   01/01/2008 to 12/31/2008..............................................................   3.526618    2.223577    22,661
   01/01/2009 to 12/31/2009..............................................................   2.223577    2.848868    23,731
   01/01/2010 to 12/31/2010..............................................................   2.848868    3.573674    18,036
   01/01/2011 to 12/31/2011..............................................................   3.573674    3.536031    13,223
   01/01/2012 to 12/31/2012..............................................................   3.536031    3.984108    11,661
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................................................   1.736142    2.333159   109,120
   01/01/2004 to 12/31/2004..............................................................   2.333159    2.673476   143,530
   01/01/2005 to 12/31/2005..............................................................   2.673476    2.814931   130,911
   01/01/2006 to 12/31/2006..............................................................   2.814931    3.234101   140,459
   01/01/2007 to 12/31/2007..............................................................   3.234101    3.562990   125,445
   01/01/2008 to 12/31/2008..............................................................   3.562990    2.248771   123,288
   01/01/2009 to 12/31/2009..............................................................   2.248771    2.883892   112,505
   01/01/2010 to 12/31/2010..............................................................   2.883892    3.621319   101,289
   01/01/2011 to 12/31/2011..............................................................   3.621319    3.586809    77,381
   01/01/2012 to 12/31/2012..............................................................   3.586809    4.045263    71,610

                                                               1.40% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.624228   0.890113    234,024
   01/01/2004 to 12/31/2004.................................   0.890113   0.975547    244,173
   01/01/2005 to 12/31/2005.................................   0.975547   1.004265    242,653
   01/01/2006 to 12/31/2006.................................   1.004265   1.086600    217,401
   01/01/2007 to 12/31/2007.................................   1.086600   1.117644    136,272
   01/01/2008 to 12/31/2008.................................   1.117644   0.646802    128,110
   01/01/2009 to 12/31/2009.................................   0.646802   0.827086    140,709
   01/01/2010 to 12/31/2010.................................   0.827086   1.071261    122,422
   01/01/2011 to 12/31/2011.................................   1.071261   1.085398    122,989
   01/01/2012 to 12/31/2012.................................   1.085398   1.186824    116,225
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.344021   1.579261    282,645
   01/01/2004 to 12/31/2004.................................   1.579261   1.684424    348,733
   01/01/2005 to 12/31/2005.................................   1.684424   1.685876    470,290
   01/01/2006 to 12/31/2006.................................   1.685876   1.814581    590,691
   01/01/2007 to 12/31/2007.................................   1.814581   1.906414    699,149
   01/01/2008 to 12/31/2008.................................   1.906414   1.530125    596,819
   01/01/2009 to 12/31/2009.................................   1.530125   2.063706    527,647
   01/01/2010 to 12/31/2010.................................   2.063706   2.298879    499,295
   01/01/2011 to 12/31/2011.................................   2.298879   2.368074    471,409
   01/01/2012 to 12/31/2012.................................   2.368074   2.637300    428,680
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.532593   2.603500    329,020
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.333202   1.790103    263,931
   01/01/2004 to 12/31/2004.................................   1.790103   2.165156    276,099
   01/01/2005 to 12/31/2005.................................   2.165156   2.389812    330,618
   01/01/2006 to 12/31/2006.................................   2.389812   2.620566    384,349
   01/01/2007 to 12/31/2007.................................   2.620566   2.666388    391,653
   01/01/2008 to 12/31/2008.................................   2.666388   1.380927    455,733
   01/01/2009 to 12/31/2009.................................   1.380927   2.011841    461,823
   01/01/2010 to 12/31/2010.................................   2.011841   2.500682    410,798
   01/01/2011 to 12/31/2011.................................   2.500682   2.301404    379,484
   01/01/2012 to 04/27/2012.................................   2.301404   2.545012          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   3.012237   3.268696      4,827
   01/01/2005 to 12/31/2005.................................   3.268696   3.536291     30,229
   01/01/2006 to 12/31/2006.................................   3.536291   3.911773     37,528
   01/01/2007 to 12/31/2007.................................   3.911773   3.584202     35,591
   01/01/2008 to 12/31/2008.................................   3.584202   1.903762     28,972
   01/01/2009 to 12/31/2009.................................   1.903762   2.650705     32,640
   01/01/2010 to 12/31/2010.................................   2.650705   2.999679     27,972
   01/01/2011 to 12/31/2011.................................   2.999679   3.150051     21,890
   01/01/2012 to 12/31/2012.................................   3.150051   3.465761     20,890
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.358576   3.080534    657,276
   01/01/2004 to 12/31/2004.................................   3.080534   3.334420    707,314
   01/01/2005 to 12/31/2005.................................   3.334420   3.610866    598,855
   01/01/2006 to 12/31/2006.................................   3.610866   3.998276    552,747
   01/01/2007 to 12/31/2007.................................   3.998276   3.667119    449,971
   01/01/2008 to 12/31/2008.................................   3.667119   1.949737    442,161
   01/01/2009 to 12/31/2009.................................   1.949737   2.717367    398,250
   01/01/2010 to 12/31/2010.................................   2.717367   3.078135    343,095
   01/01/2011 to 12/31/2011.................................   3.078135   3.235704    293,714
   01/01/2012 to 12/31/2012.................................   3.235704   3.563587    255,540

                                                                     1.40% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998466    7.986381     2,864
   01/01/2009 to 12/31/2009.......................................   7.986381   10.066938     4,672
   01/01/2010 to 12/31/2010.......................................  10.066938   11.100437     4,618
   01/01/2011 to 12/31/2011.......................................  11.100437   11.180051     4,803
   01/01/2012 to 12/31/2012.......................................  11.180051   12.401036    10,795
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.988083    9.767007         0
   01/01/2012 to 12/31/2012.......................................   9.767007   10.054067         0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998466    6.600141         0
   01/01/2009 to 12/31/2009.......................................   6.600141    8.127948       839
   01/01/2010 to 12/31/2010.......................................   8.127948    8.898507       830
   01/01/2011 to 12/31/2011.......................................   8.898507    8.727061       770
   01/01/2012 to 12/31/2012.......................................   8.727061    9.802627     3,790
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998466    7.033638        74
   01/01/2009 to 12/31/2009.......................................   7.033638    8.916144    70,135
   01/01/2010 to 12/31/2010.......................................   8.916144    9.675478    69,335
   01/01/2011 to 12/31/2011.......................................   9.675478    9.373272    72,619
   01/01/2012 to 12/31/2012.......................................   9.373272   10.732527    72,949
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998466    6.569280         0
   01/01/2009 to 12/31/2009.......................................   6.569280    8.591113         0
   01/01/2010 to 12/31/2010.......................................   8.591113    9.120547         0
   01/01/2011 to 12/31/2011.......................................   9.120547    8.373692         0
   01/01/2012 to 12/31/2012.......................................   8.373692   10.090892         0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  12.160754   10.414730     2,993
   01/01/2012 to 12/31/2012.......................................  10.414730   11.988490     1,666
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998849   11.150576         0
   01/01/2006 to 12/31/2006.......................................  11.150576   12.717820         0
   01/01/2007 to 12/31/2007.......................................  12.717820   12.949992         0
   01/01/2008 to 12/31/2008.......................................  12.949992    7.604288     1,679
   01/01/2009 to 12/31/2009.......................................   7.604288    9.859832     9,264
   01/01/2010 to 12/31/2010.......................................   9.859832   11.248397     3,001
   01/01/2011 to 04/29/2011.......................................  11.248397   12.197241         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................  10.001185   10.465180         0
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998849   10.299739         0
   01/01/2006 to 12/31/2006.......................................  10.299739   10.856842         0
   01/01/2007 to 12/31/2007.......................................  10.856842   11.301500    26,059
   01/01/2008 to 12/31/2008.......................................  11.301500    9.540600    25,997
   01/01/2009 to 12/31/2009.......................................   9.540600   11.338992   227,225
   01/01/2010 to 12/31/2010.......................................  11.338992   12.305328   282,024
   01/01/2011 to 12/31/2011.......................................  12.305328   12.529284   157,575
   01/01/2012 to 12/31/2012.......................................  12.529284   13.488260   147,462

                                                              1.40% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998849   10.517665         0
   01/01/2006 to 12/31/2006................................  10.517665   11.349099     8,608
   01/01/2007 to 12/31/2007................................  11.349099   11.728876    32,332
   01/01/2008 to 12/31/2008................................  11.728876    9.067698    71,170
   01/01/2009 to 12/31/2009................................   9.067698   11.058754    82,427
   01/01/2010 to 12/31/2010................................  11.058754   12.162022    85,030
   01/01/2011 to 12/31/2011................................  12.162022   12.119093   124,371
   01/01/2012 to 12/31/2012................................  12.119093   13.319397   127,578
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.862076    1.143803   551,005
   01/01/2004 to 12/31/2004................................   1.143803    1.305163   570,838
   01/01/2005 to 12/31/2005................................   1.305163    1.441786   528,167
   01/01/2006 to 12/31/2006................................   1.441786    1.561498   483,920
   01/01/2007 to 12/31/2007................................   1.561498    1.655406   416,568
   01/01/2008 to 12/31/2008................................   1.655406    1.038505   409,548
   01/01/2009 to 12/31/2009................................   1.038505    1.400676   446,288
   01/01/2010 to 12/31/2010................................   1.400676    1.740262   383,490
   01/01/2011 to 12/31/2011................................   1.740262    1.678579   323,753
   01/01/2012 to 12/31/2012................................   1.678579    1.941948   286,152
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998849   10.748464     9,839
   01/01/2006 to 12/31/2006................................  10.748464   11.854319    62,999
   01/01/2007 to 12/31/2007................................  11.854319   12.196651   152,777
   01/01/2008 to 12/31/2008................................  12.196651    8.582985   288,685
   01/01/2009 to 12/31/2009................................   8.582985   10.709108   396,827
   01/01/2010 to 12/31/2010................................  10.709108   11.951194   333,696
   01/01/2011 to 12/31/2011................................  11.951194   11.624061   470,336
   01/01/2012 to 12/31/2012................................  11.624061   12.979301   464,530
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998849   10.974321    21,756
   01/01/2006 to 12/31/2006................................  10.974321   12.360650    41,772
   01/01/2007 to 12/31/2007................................  12.360650   12.657119   296,402
   01/01/2008 to 12/31/2008................................  12.657119    8.097891   521,985
   01/01/2009 to 12/31/2009................................   8.097891   10.308554   709,879
   01/01/2010 to 12/31/2010................................  10.308554   11.659519   668,588
   01/01/2011 to 12/31/2011................................  11.659519   11.064055   592,318
   01/01/2012 to 12/31/2012................................  11.064055   12.588059   573,553
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.679909    3.379242   204,578
   01/01/2004 to 12/31/2004................................   3.379242    3.674651   314,160
   01/01/2005 to 12/31/2005................................   3.674651    3.782271   309,333
   01/01/2006 to 12/31/2006................................   3.782271    4.296243   228,164
   01/01/2007 to 12/31/2007................................   4.296243    4.446934   212,450
   01/01/2008 to 12/31/2008................................   4.446934    2.751104   197,073
   01/01/2009 to 12/31/2009................................   2.751104    3.416046   181,458
   01/01/2010 to 12/31/2010................................   3.416046    3.856696   151,180
   01/01/2011 to 12/31/2011................................   3.856696    3.865380   136,317
   01/01/2012 to 12/31/2012................................   3.865380    4.399414   111,413
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   7.690409    8.525102         0
   01/01/2005 to 12/31/2005................................   8.525102    8.987133     1,122
   01/01/2006 to 04/30/2006................................   8.987133    9.392804     1,731
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.652409    0.781667   134,035
   01/01/2004 to 12/31/2004................................   0.781667    0.857699   164,171
   01/01/2005 to 12/31/2005................................   0.857699    0.905976   112,277
   01/01/2006 to 04/30/2006................................   0.905976    0.947180         0

                                                                        1.40% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.654750   0.800071     33,231
   01/01/2004 to 04/30/2004..........................................   0.800071   0.814554     33,430
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.737386   0.960144    220,241
   01/01/2004 to 12/31/2004..........................................   0.960144   1.131947    197,420
   01/01/2005 to 12/31/2005..........................................   1.131947   1.299569    277,267
   01/01/2006 to 12/31/2006..........................................   1.299569   1.621977    249,381
   01/01/2007 to 12/31/2007..........................................   1.621977   1.811874    443,370
   01/01/2008 to 12/31/2008..........................................   1.811874   1.029706    847,169
   01/01/2009 to 12/31/2009..........................................   1.029706   1.335909    932,323
   01/01/2010 to 12/31/2010..........................................   1.335909   1.467584    936,523
   01/01/2011 to 12/31/2011..........................................   1.467584   1.292162    836,108
   01/01/2012 to 12/31/2012..........................................   1.292162   1.486985    822,581
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.676530   3.997661    224,054
   01/01/2005 to 12/31/2005..........................................   3.997661   4.054624    216,474
   01/01/2006 to 12/31/2006..........................................   4.054624   4.475551    210,592
   01/01/2007 to 12/31/2007..........................................   4.475551   4.594705    173,843
   01/01/2008 to 12/31/2008..........................................   4.594705   3.518132    163,932
   01/01/2009 to 12/31/2009..........................................   3.518132   4.104218    169,972
   01/01/2010 to 12/31/2010..........................................   4.104218   4.443721    154,094
   01/01/2011 to 12/31/2011..........................................   4.443721   4.476676    147,326
   01/01/2012 to 12/31/2012..........................................   4.476676   4.913293    136,278
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.252454   1.477500    590,860
   01/01/2004 to 04/30/2004..........................................   1.477500   1.464598    646,784
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.213445   1.309472     23,210
   01/01/2005 to 12/31/2005..........................................   1.309472   1.270007    151,389
   01/01/2006 to 12/31/2006..........................................   1.270007   1.475801    253,620
   01/01/2007 to 12/31/2007..........................................   1.475801   1.396585    321,559
   01/01/2008 to 12/31/2008..........................................   1.396585   0.912980    310,590
   01/01/2009 to 12/31/2009..........................................   0.912980   1.085610    347,725
   01/01/2010 to 12/31/2010..........................................   1.085610   1.190201    314,226
   01/01/2011 to 12/31/2011..........................................   1.190201   1.181188    298,724
   01/01/2012 to 12/31/2012..........................................   1.181188   1.354744    226,265
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.971161   1.200335    643,424
   01/01/2004 to 12/31/2004..........................................   1.200335   1.317242    735,390
   01/01/2005 to 12/31/2005..........................................   1.317242   1.278943    676,579
   01/01/2006 to 12/31/2006..........................................   1.278943   1.487381    558,311
   01/01/2007 to 12/31/2007..........................................   1.487381   1.408973    439,731
   01/01/2008 to 12/31/2008..........................................   1.408973   0.922359    304,667
   01/01/2009 to 12/31/2009..........................................   0.922359   1.097543    283,604
   01/01/2010 to 12/31/2010..........................................   1.097543   1.204086    292,743
   01/01/2011 to 12/31/2011..........................................   1.204086   1.196949    263,905
   01/01/2012 to 12/31/2012..........................................   1.196949   1.373707    251,581

                                                                                     1.40% VARIABLE ACCOUNT CHARGE
                                                                                   ----------------------------------
                                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                                   BEGINNING OF ENDING OF   END OF
                                                                                      PERIOD     PERIOD     PERIOD
                                                                                   ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003.......................................................   0.966597   1.202647     88,459
   01/01/2004 to 12/31/2004.......................................................   1.202647   1.356678    186,066
   01/01/2005 to 12/31/2005.......................................................   1.356678   1.445684    232,057
   01/01/2006 to 12/31/2006.......................................................   1.445684   1.634852    271,026
   01/01/2007 to 12/31/2007.......................................................   1.634852   1.568309    310,533
   01/01/2008 to 12/31/2008.......................................................   1.568309   0.954140    338,551
   01/01/2009 to 12/31/2009.......................................................   0.954140   1.286756    346,292
   01/01/2010 to 12/31/2010.......................................................   1.286756   1.558930    301,352
   01/01/2011 to 12/31/2011.......................................................   1.558930   1.456192    252,228
   01/01/2012 to 12/31/2012.......................................................   1.456192   1.511738    241,772
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003.......................................................   0.698933   0.945612    422,833
   01/01/2004 to 12/31/2004.......................................................   0.945612   1.112130    521,668
   01/01/2005 to 12/31/2005.......................................................   1.112130   1.238540    487,200
   01/01/2006 to 12/31/2006.......................................................   1.238540   1.532160    485,009
   01/01/2007 to 12/31/2007.......................................................   1.532160   1.669681    491,618
   01/01/2008 to 12/31/2008.......................................................   1.669681   0.951622    478,991
   01/01/2009 to 12/31/2009.......................................................   0.951622   1.203846    558,191
   01/01/2010 to 12/31/2010.......................................................   1.203846   1.281054    561,294
   01/01/2011 to 12/31/2011.......................................................   1.281054   1.103483    577,852
   01/01/2012 to 12/31/2012.......................................................   1.103483   1.284182    579,417
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.287451   1.495265    266,989
   01/01/2011 to 12/31/2011.......................................................   1.495265   1.372453    211,397
   01/01/2012 to 12/31/2012.......................................................   1.372453   1.478884    172,081
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003.......................................................   0.810370   1.135448    115,232
   01/01/2004 to 04/30/2004.......................................................   1.135448   1.125169    208,801
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2003 to 12/31/2003.......................................................   1.081589   1.432146    106,543
   01/01/2004 to 12/31/2004.......................................................   1.432146   1.649816    246,945
   01/01/2005 to 12/31/2005.......................................................   1.649816   1.735349    227,738
   01/01/2006 to 12/31/2006.......................................................   1.735349   1.909085    131,234
   01/01/2007 to 12/31/2007.......................................................   1.909085   2.035078    150,995
   01/01/2008 to 12/31/2008.......................................................   2.035078   0.894338    183,585
   01/01/2009 to 12/31/2009.......................................................   0.894338   1.177628    186,296
   01/01/2010 to 04/30/2010.......................................................   1.177628   1.274552          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004.......................................................   1.611130   1.812573      8,779
   01/01/2005 to 12/31/2005.......................................................   1.812573   1.857330     63,127
   01/01/2006 to 12/31/2006.......................................................   1.857330   2.132735    113,157
   01/01/2007 to 12/31/2007.......................................................   2.132735   2.025294    132,045
   01/01/2008 to 12/31/2008.......................................................   2.025294   1.227079    142,298
   01/01/2009 to 12/31/2009.......................................................   1.227079   1.365316    129,675
   01/01/2010 to 12/31/2010.......................................................   1.365316   1.633676    118,859
   01/01/2011 to 12/31/2011.......................................................   1.633676   1.699723    100,538
   01/01/2012 to 12/31/2012.......................................................   1.699723   1.839433     91,208

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.082359    1.600054    897,467
   01/01/2004 to 12/31/2004......................................   1.600054    1.817044    991,746
   01/01/2005 to 12/31/2005......................................   1.817044    1.862746    901,998
   01/01/2006 to 12/31/2006......................................   1.862746    2.142613    731,159
   01/01/2007 to 12/31/2007......................................   2.142613    2.037091    577,630
   01/01/2008 to 12/31/2008......................................   2.037091    1.235320    518,871
   01/01/2009 to 12/31/2009......................................   1.235320    1.375544    512,774
   01/01/2010 to 12/31/2010......................................   1.375544    1.647415    481,596
   01/01/2011 to 12/31/2011......................................   1.647415    1.714859    383,276
   01/01/2012 to 12/31/2012......................................   1.714859    1.858323    322,772
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.947721    8.629752      1,161
   01/01/2006 to 12/31/2006......................................   8.629752    9.158221      1,997
   01/01/2007 to 12/31/2007......................................   9.158221   10.320556      3,213
   01/01/2008 to 12/31/2008......................................  10.320556    5.501470     46,562
   01/01/2009 to 12/31/2009......................................   5.501470    7.795846     62,391
   01/01/2010 to 12/31/2010......................................   7.795846    8.409877     63,215
   01/01/2011 to 12/31/2011......................................   8.409877    8.178700     58,024
   01/01/2012 to 12/31/2012......................................   8.178700    9.201007          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.752805   14.710742         72
   01/01/2005 to 12/31/2005......................................  14.710742   16.824885        772
   01/01/2006 to 12/31/2006......................................  16.824885   19.304552      1,225
   01/01/2007 to 12/31/2007......................................  19.304552   20.226655      3,153
   01/01/2008 to 12/31/2008......................................  20.226655   11.855415      4,451
   01/01/2009 to 12/31/2009......................................  11.855415   16.343625      5,887
   01/01/2010 to 12/31/2010......................................  16.343625   18.683400      5,694
   01/01/2011 to 12/31/2011......................................  18.683400   16.875548      5,802
   01/01/2012 to 12/31/2012......................................  16.875548   20.163307      4,183
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.995472   11.102944     14,025
   01/01/2007 to 12/31/2007......................................  11.102944   12.129906      4,190
   01/01/2008 to 12/31/2008......................................  12.129906   11.136801     33,963
   01/01/2009 to 12/31/2009......................................  11.136801   12.964097     59,683
   01/01/2010 to 12/31/2010......................................  12.964097   13.776064     74,921
   01/01/2011 to 12/31/2011......................................  13.776064   15.098543     68,804
   01/01/2012 to 12/31/2012......................................  15.098543   16.247045     72,886
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.135650    1.168086  2,538,171
   01/01/2004 to 12/31/2004......................................   1.168086    1.209173  2,548,866
   01/01/2005 to 12/31/2005......................................   1.209173    1.219208  2,424,090
   01/01/2006 to 12/31/2006......................................   1.219208    1.256621  2,344,020
   01/01/2007 to 12/31/2007......................................   1.256621    1.332788  2,085,818
   01/01/2008 to 12/31/2008......................................   1.332788    1.319595  1,715,001
   01/01/2009 to 12/31/2009......................................   1.319595    1.535851  1,880,860
   01/01/2010 to 12/31/2010......................................   1.535851    1.638245  1,792,991
   01/01/2011 to 12/31/2011......................................   1.638245    1.666735  1,671,919
   01/01/2012 to 12/31/2012......................................   1.666735    1.795808  1,601,552
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.772567   10.939129          0

                                                 1.40% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.296061    0.460017   167,704
   01/01/2004 to 12/31/2004...................   0.460017    0.434044   283,676
   01/01/2005 to 12/31/2005...................   0.434044    0.475176   264,985
   01/01/2006 to 12/31/2006...................   0.475176    0.493640   270,613
   01/01/2007 to 12/31/2007...................   0.493640    0.640183   355,966
   01/01/2008 to 12/31/2008...................   0.640183    0.350649   371,938
   01/01/2009 to 12/31/2009...................   0.350649    0.549697   403,793
   01/01/2010 to 12/31/2010...................   0.549697    0.692156   440,995
   01/01/2011 to 12/31/2011...................   0.692156    0.615013   381,803
   01/01/2012 to 12/31/2012...................   0.615013    0.679906   333,611
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.927217    1.332307   370,220
   01/01/2004 to 12/31/2004...................   1.332307    1.542362   433,301
   01/01/2005 to 12/31/2005...................   1.542362    1.586386   438,968
   01/01/2006 to 12/31/2006...................   1.586386    1.839418   438,778
   01/01/2007 to 12/31/2007...................   1.839418    1.782791   382,782
   01/01/2008 to 12/31/2008...................   1.782791    1.166009   336,607
   01/01/2009 to 12/31/2009...................   1.166009    1.444845   328,948
   01/01/2010 to 12/31/2010...................   1.444845    1.803450   276,143
   01/01/2011 to 12/31/2011...................   1.803450    1.702186   269,948
   01/01/2012 to 12/31/2012...................   1.702186    1.947816   232,246
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010746    1.068149         0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.513475   11.160973         0
   01/01/2007 to 12/31/2007...................  11.160973   11.599133       984
   01/01/2008 to 12/31/2008...................  11.599133    8.571201       904
   01/01/2009 to 12/31/2009...................   8.571201   10.555519    14,063
   01/01/2010 to 12/31/2010...................  10.555519   11.682751    21,802
   01/01/2011 to 12/31/2011...................  11.682751   11.642906    30,199
   01/01/2012 to 12/31/2012...................  11.642906   12.954905    61,448
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.704349   11.415778         0
   01/01/2007 to 12/31/2007...................  11.415778   11.888698         0
   01/01/2008 to 12/31/2008...................  11.888698    7.858087         0
   01/01/2009 to 12/31/2009...................   7.858087   10.003688    80,120
   01/01/2010 to 12/31/2010...................  10.003688   11.260907    79,511
   01/01/2011 to 12/31/2011...................  11.260907   10.868245   117,849
   01/01/2012 to 12/31/2012...................  10.868245   12.327324   111,853
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.116697    1.210073    47,316
   01/01/2005 to 12/31/2005...................   1.210073    1.268802   140,834
   01/01/2006 to 12/31/2006...................   1.268802    1.412393   131,764
   01/01/2007 to 12/31/2007...................   1.412393    1.520102   277,980
   01/01/2008 to 12/31/2008...................   1.520102    0.869328   372,102
   01/01/2009 to 12/31/2009...................   0.869328    1.226173   358,401
   01/01/2010 to 12/31/2010...................   1.226173    1.411587   326,047
   01/01/2011 to 12/31/2011...................   1.411587    1.373417   343,978
   01/01/2012 to 12/31/2012...................   1.373417    1.607123   311,314

                                                                                  1.40% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.454554   0.612473    348,218
   01/01/2004 to 12/31/2004....................................................   0.612473   0.711580    352,341
   01/01/2005 to 12/31/2005....................................................   0.711580   0.804354    423,789
   01/01/2006 to 12/31/2006....................................................   0.804354   0.842095    468,957
   01/01/2007 to 12/31/2007....................................................   0.842095   0.976778    451,872
   01/01/2008 to 12/31/2008....................................................   0.976778   0.580309    743,582
   01/01/2009 to 12/31/2009....................................................   0.580309   0.832452    822,510
   01/01/2010 to 12/31/2010....................................................   0.832452   1.048134    765,518
   01/01/2011 to 12/31/2011....................................................   1.048134   1.016562    698,242
   01/01/2012 to 12/31/2012....................................................   1.016562   1.139510    693,858
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.238152   1.320013      6,538
   01/01/2005 to 12/31/2005....................................................   1.320013   1.441195     32,532
   01/01/2006 to 12/31/2006....................................................   1.441195   1.472779     71,743
   01/01/2007 to 12/31/2007....................................................   1.472779   1.590630     56,579
   01/01/2008 to 12/31/2008....................................................   1.590630   0.998819    137,581
   01/01/2009 to 12/31/2009....................................................   0.998819   1.365463    140,963
   01/01/2010 to 12/31/2010....................................................   1.365463   1.813222    150,491
   01/01/2011 to 12/31/2011....................................................   1.813222   1.813941    136,887
   01/01/2012 to 12/31/2012....................................................   1.813941   2.073141    122,185
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.865753   1.977947      4,438
   01/01/2005 to 12/31/2005....................................................   1.977947   2.000490     43,816
   01/01/2006 to 12/31/2006....................................................   2.000490   2.067943     91,292
   01/01/2007 to 12/31/2007....................................................   2.067943   2.114563     66,942
   01/01/2008 to 12/31/2008....................................................   2.114563   1.767671     71,904
   01/01/2009 to 12/31/2009....................................................   1.767671   2.299028     64,672
   01/01/2010 to 12/31/2010....................................................   2.299028   2.549444     62,592
   01/01/2011 to 12/31/2011....................................................   2.549444   2.660790     58,178
   01/01/2012 to 12/31/2012....................................................   2.660790   2.919905     92,213
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.713360   1.900673    701,179
   01/01/2004 to 12/31/2004....................................................   1.900673   1.995567    766,733
   01/01/2005 to 12/31/2005....................................................   1.995567   2.020485    722,920
   01/01/2006 to 12/31/2006....................................................   2.020485   2.089202    715,720
   01/01/2007 to 12/31/2007....................................................   2.089202   2.140105    733,708
   01/01/2008 to 12/31/2008....................................................   2.140105   1.791324    616,102
   01/01/2009 to 12/31/2009....................................................   1.791324   2.331263    515,463
   01/01/2010 to 12/31/2010....................................................   2.331263   2.589056    462,766
   01/01/2011 to 12/31/2011....................................................   2.589056   2.704440    439,094
   01/01/2012 to 12/31/2012....................................................   2.704440   2.967914    400,682
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.542135   1.578902          0
   01/01/2005 to 12/31/2005....................................................   1.578902   1.578667     59,325
   01/01/2006 to 12/31/2006....................................................   1.578667   1.617724    101,569
   01/01/2007 to 12/31/2007....................................................   1.617724   1.659451    191,025
   01/01/2008 to 12/31/2008....................................................   1.659451   1.627610    194,870
   01/01/2009 to 12/31/2009....................................................   1.627610   1.670470    187,551
   01/01/2010 to 12/31/2010....................................................   1.670470   1.737724    196,192
   01/01/2011 to 12/31/2011....................................................   1.737724   1.803862    190,966
   01/01/2012 to 12/31/2012....................................................   1.803862   1.832861    179,916

                                                                     1.40% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.568096    1.570238   896,737
   01/01/2004 to 12/31/2004.......................................   1.570238    1.591785   870,170
   01/01/2005 to 12/31/2005.......................................   1.591785    1.594510   984,184
   01/01/2006 to 12/31/2006.......................................   1.594510    1.634905   799,649
   01/01/2007 to 12/31/2007.......................................   1.634905    1.678672   735,352
   01/01/2008 to 12/31/2008.......................................   1.678672    1.648186   560,845
   01/01/2009 to 12/31/2009.......................................   1.648186    1.693301   512,800
   01/01/2010 to 12/31/2010.......................................   1.693301    1.764453   424,605
   01/01/2011 to 12/31/2011.......................................   1.764453    1.831890   363,720
   01/01/2012 to 12/31/2012.......................................   1.831890    1.863141   356,587
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.495461   15.190349     2,598
   01/01/2007 to 12/31/2007.......................................  15.190349   15.437742    19,135
   01/01/2008 to 12/31/2008.......................................  15.437742   13.764918    18,130
   01/01/2009 to 12/31/2009.......................................  13.764918   15.246465    15,851
   01/01/2010 to 12/31/2010.......................................  15.246465   15.963477    17,753
   01/01/2011 to 12/31/2011.......................................  15.963477   16.661368    17,660
   01/01/2012 to 12/31/2012.......................................  16.661368   17.267883    15,386
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.068990    1.614374   325,669
   01/01/2004 to 12/31/2004.......................................   1.614374    1.919465   357,067
   01/01/2005 to 12/31/2005.......................................   1.919465    2.366832   388,520
   01/01/2006 to 12/31/2006.......................................   2.366832    2.888228   514,306
   01/01/2007 to 12/31/2007.......................................   2.888228    3.449430   606,182
   01/01/2008 to 12/31/2008.......................................   3.449430    1.576879   619,463
   01/01/2009 to 12/31/2009.......................................   1.576879    2.501845   604,172
   01/01/2010 to 12/31/2010.......................................   2.501845    3.012537   547,570
   01/01/2011 to 12/31/2011.......................................   3.012537    2.395996   453,730
   01/01/2012 to 12/31/2012.......................................   2.395996    2.784974   415,933
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   8.158972   10.979584   227,255
   01/01/2004 to 12/31/2004.......................................  10.979584   12.149050   273,335
   01/01/2005 to 12/31/2005.......................................  12.149050   13.885866   276,823
   01/01/2006 to 12/31/2006.......................................  13.885866   15.054881   275,376
   01/01/2007 to 12/31/2007.......................................  15.054881   16.635658   267,553
   01/01/2008 to 12/31/2008.......................................  16.635658    9.167556   275,498
   01/01/2009 to 12/31/2009.......................................   9.167556   12.571530   284,032
   01/01/2010 to 12/31/2010.......................................  12.571530   14.676015   249,585
   01/01/2011 to 12/31/2011.......................................  14.676015   13.818895   207,154
   01/01/2012 to 12/31/2012.......................................  13.818895   16.023326   184,987
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.559523    8.544503   255,290
   01/01/2004 to 12/31/2004.......................................   8.544503    9.276225   273,228
   01/01/2005 to 12/31/2005.......................................   9.276225    9.657033   296,153
   01/01/2006 to 12/31/2006.......................................   9.657033   10.943642   296,391
   01/01/2007 to 12/31/2007.......................................  10.943642   11.306386   257,849
   01/01/2008 to 12/31/2008.......................................  11.306386    6.911587   272,678
   01/01/2009 to 12/31/2009.......................................   6.911587    8.922405   281,504
   01/01/2010 to 12/31/2010.......................................   8.922405    9.779339   269,252
   01/01/2011 to 12/31/2011.......................................   9.779339    9.443587   237,124
   01/01/2012 to 12/31/2012.......................................   9.443587   10.912086   208,535

                                                                        1.45% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
American Forerunner -- 1.45
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.214133   10.559328      9,087
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008411    7.009250    197,111
   01/01/2009 to 12/31/2009..........................................   7.009250    8.934303    579,258
   01/01/2010 to 12/31/2010..........................................   8.934303    9.876594    659,209
   01/01/2011 to 12/31/2011..........................................   9.876594    9.527614    622,885
   01/01/2012 to 12/31/2012..........................................   9.527614   10.660104    700,204
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998411    6.357620    624,685
   01/01/2009 to 12/31/2009..........................................   6.357620    8.399062  1,003,851
   01/01/2010 to 12/31/2010..........................................   8.399062    9.394374  1,035,856
   01/01/2011 to 12/31/2011..........................................   9.394374    8.821176  1,008,542
   01/01/2012 to 12/31/2012..........................................   8.821176   10.098308    969,770
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018410    7.682733    390,716
   01/01/2009 to 12/31/2009..........................................   7.682733    9.343749    746,572
   01/01/2010 to 12/31/2010..........................................   9.343749   10.121635    645,118
   01/01/2011 to 12/31/2011..........................................  10.121635    9.995313    552,309
   01/01/2012 to 12/31/2012..........................................   9.995313   10.918420    516,445
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.147650   11.551100    212,590
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.174316    1.341022    207,260
   01/01/2005 to 12/31/2005..........................................   1.341022    1.554225    550,772
   01/01/2006 to 12/31/2006..........................................   1.554225    1.780501    859,971
   01/01/2007 to 12/31/2007..........................................   1.780501    1.931421  1,138,150
   01/01/2008 to 12/31/2008..........................................   1.931421    1.061381  1,572,471
   01/01/2009 to 12/31/2009..........................................   1.061381    1.275050  1,813,533
   01/01/2010 to 12/31/2010..........................................   1.275050    1.342925  1,855,099
   01/01/2011 to 12/31/2011..........................................   1.342925    1.057147  1,462,496
   01/01/2012 to 12/31/2012..........................................   1.057147    1.243635  1,177,211
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.925665    1.166856    463,974
   01/01/2004 to 12/31/2004..........................................   1.166856    1.357192    608,112
   01/01/2005 to 12/31/2005..........................................   1.357192    1.575828    567,468
   01/01/2006 to 12/31/2006..........................................   1.575828    1.805756    384,657
   01/01/2007 to 12/31/2007..........................................   1.805756    1.961230    375,503
   01/01/2008 to 12/31/2008..........................................   1.961230    1.078541    337,342
   01/01/2009 to 12/31/2009..........................................   1.078541    1.296482    259,562
   01/01/2010 to 12/31/2010..........................................   1.296482    1.367753    236,032
   01/01/2011 to 12/31/2011..........................................   1.367753    1.078747    185,175
   01/01/2012 to 12/31/2012..........................................   1.078747    1.269334    343,357
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.221309    1.244426    831,124
   01/01/2004 to 12/31/2004..........................................   1.244426    1.273611  2,078,402
   01/01/2005 to 12/31/2005..........................................   1.273611    1.278586  3,494,301
   01/01/2006 to 12/31/2006..........................................   1.278586    1.308282  4,610,812
   01/01/2007 to 12/31/2007..........................................   1.308282    1.375233  5,254,813
   01/01/2008 to 12/31/2008..........................................   1.375233    1.431702  4,350,182
   01/01/2009 to 12/31/2009..........................................   1.431702    1.481361  4,010,288
   01/01/2010 to 12/31/2010..........................................   1.481361    1.543163  3,788,579
   01/01/2011 to 12/31/2011..........................................   1.543163    1.631780  3,346,744
   01/01/2012 to 12/31/2012..........................................   1.631780    1.666462  3,058,276

                                                                 1.45% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  33.299262   36.906414      2,810
   01/01/2005 to 12/31/2005...................................  36.906414   40.171558      6,374
   01/01/2006 to 12/31/2006...................................  40.171558   42.155647      9,989
   01/01/2007 to 12/31/2007...................................  42.155647   49.952930     10,425
   01/01/2008 to 12/31/2008...................................  49.952930   26.663705     17,558
   01/01/2009 to 12/31/2009...................................  26.663705   39.173098     23,107
   01/01/2010 to 12/31/2010...................................  39.173098   44.398617     21,065
   01/01/2011 to 12/31/2011...................................  44.398617   42.340898     19,324
   01/01/2012 to 12/31/2012...................................  42.340898   46.190049     16,835
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   4.153850    4.322625    349,469
   01/01/2004 to 12/31/2004...................................   4.322625    4.437981  1,192,970
   01/01/2005 to 12/31/2005...................................   4.437981    4.468514  1,657,805
   01/01/2006 to 12/31/2006...................................   4.468514    4.586570  2,004,580
   01/01/2007 to 12/31/2007...................................   4.586570    4.792414  2,105,860
   01/01/2008 to 12/31/2008...................................   4.792414    4.550133  1,655,380
   01/01/2009 to 12/31/2009...................................   4.550133    4.896481  1,420,965
   01/01/2010 to 12/31/2010...................................   4.896481    5.215415  1,348,121
   01/01/2011 to 12/31/2011...................................   5.215415    5.464603  1,224,418
   01/01/2012 to 12/31/2012...................................   5.464603    5.777688  1,149,838
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  35.018069   37.769701      1,549
   01/01/2005 to 12/31/2005...................................  37.769701   38.276926      9,884
   01/01/2006 to 12/31/2006...................................  38.276926   41.592849     16,261
   01/01/2007 to 12/31/2007...................................  41.592849   43.293270     27,271
   01/01/2008 to 12/31/2008...................................  43.293270   32.016076     26,985
   01/01/2009 to 12/31/2009...................................  32.016076   36.919908     26,564
   01/01/2010 to 12/31/2010...................................  36.919908   39.778027     23,559
   01/01/2011 to 12/31/2011...................................  39.778027   40.613715     22,645
   01/01/2012 to 12/31/2012...................................  40.613715   44.872504     21,511
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.969207   10.288581     99,197
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.717460    7.781092     86,831
   01/01/2008 to 12/31/2008...................................   7.781092    4.807688    119,229
   01/01/2009 to 12/31/2009...................................   4.807688    5.648106    133,881
   01/01/2010 to 12/31/2010...................................   5.648106    6.260172    138,139
   01/01/2011 to 12/31/2011...................................   6.260172    6.185986    137,182
   01/01/2012 to 12/31/2012...................................   6.185986    6.914203    128,156
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.654534    5.959547     32,870
   01/01/2004 to 12/31/2004...................................   5.959547    6.496004     80,772
   01/01/2005 to 12/31/2005...................................   6.496004    6.615113     93,532
   01/01/2006 to 12/31/2006...................................   6.615113    7.422121     76,983
   01/01/2007 to 04/27/2007...................................   7.422121    7.782537          0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.068057    1.177872    282,255
   01/01/2005 to 12/31/2005...................................   1.177872    1.225479    493,055
   01/01/2006 to 12/31/2006...................................   1.225479    1.438939    907,204
   01/01/2007 to 12/31/2007...................................   1.438939    1.462490  1,776,396
   01/01/2008 to 12/31/2008...................................   1.462490    0.935315  2,005,046
   01/01/2009 to 12/31/2009...................................   0.935315    1.023753  2,155,305
   01/01/2010 to 12/31/2010...................................   1.023753    1.099082  2,121,565
   01/01/2011 to 12/31/2011...................................   1.099082    1.105497  1,904,754
   01/01/2012 to 12/31/2012...................................   1.105497    1.241701  1,746,248

                                                              1.45% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.792143    1.057210    141,369
   01/01/2004 to 12/31/2004................................   1.057210    1.180754    413,570
   01/01/2005 to 12/31/2005................................   1.180754    1.230032    385,547
   01/01/2006 to 12/31/2006................................   1.230032    1.445197    381,675
   01/01/2007 to 12/31/2007................................   1.445197    1.470883    277,703
   01/01/2008 to 12/31/2008................................   1.470883    0.941708    279,875
   01/01/2009 to 12/31/2009................................   0.941708    1.031888    294,117
   01/01/2010 to 12/31/2010................................   1.031888    1.108601    208,799
   01/01/2011 to 12/31/2011................................   1.108601    1.115921    274,016
   01/01/2012 to 12/31/2012................................   1.115921    1.255262    328,863
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.308436    2.528615     88,821
   01/01/2005 to 12/31/2005................................   2.528615    2.660633    177,678
   01/01/2006 to 12/31/2006................................   2.660633    2.724327    341,353
   01/01/2007 to 12/31/2007................................   2.724327    3.179790    525,309
   01/01/2008 to 12/31/2008................................   3.179790    1.983988    619,773
   01/01/2009 to 12/31/2009................................   1.983988    2.669258    724,543
   01/01/2010 to 12/31/2010................................   2.669258    3.143057    656,883
   01/01/2011 to 12/31/2011................................   3.143057    2.814278    678,880
   01/01/2012 to 12/31/2012................................   2.814278    3.163877    594,690
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  17.008703   17.200922      4,245
   01/01/2007 to 12/31/2007................................  17.200922   17.583045      7,506
   01/01/2008 to 12/31/2008................................  17.583045    9.539586      8,900
   01/01/2009 to 05/01/2009................................   9.539586    9.953774          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.789982    2.380083    360,586
   01/01/2004 to 12/31/2004................................   2.380083    2.547627    646,165
   01/01/2005 to 12/31/2005................................   2.547627    2.683096    582,743
   01/01/2006 to 12/31/2006................................   2.683096    2.750299    487,196
   01/01/2007 to 12/31/2007................................   2.750299    3.213109    412,589
   01/01/2008 to 12/31/2008................................   3.213109    2.006766    387,513
   01/01/2009 to 12/31/2009................................   2.006766    2.702255    360,609
   01/01/2010 to 12/31/2010................................   2.702255    3.186014    308,427
   01/01/2011 to 12/31/2011................................   3.186014    2.855623    308,333
   01/01/2012 to 12/31/2012................................   2.855623    3.213236    349,244
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.201294    2.181647    588,176
   01/01/2004 to 12/31/2004................................   2.181647    2.165940  1,081,808
   01/01/2005 to 12/31/2005................................   2.165940    2.191132  1,290,686
   01/01/2006 to 12/31/2006................................   2.191132    2.257964  1,731,097
   01/01/2007 to 12/31/2007................................   2.257964    2.332420  2,684,653
   01/01/2008 to 12/31/2008................................   2.332420    2.358502  5,989,973
   01/01/2009 to 12/31/2009................................   2.358502    2.330436  4,412,826
   01/01/2010 to 12/31/2010................................   2.330436    2.296887  3,275,091
   01/01/2011 to 12/31/2011................................   2.296887    2.263911  2,901,409
   01/01/2012 to 12/31/2012................................   2.263911    2.231143  2,253,246
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998808   12.829343     99,217
   01/01/2005 to 12/31/2005................................  12.829343   14.325212    275,907
   01/01/2006 to 12/31/2006................................  14.325212   19.425899    461,636
   01/01/2007 to 12/31/2007................................  19.425899   16.271764    548,921
   01/01/2008 to 12/31/2008................................  16.271764    9.353651    583,793
   01/01/2009 to 12/31/2009................................   9.353651   12.421197    601,773
   01/01/2010 to 12/31/2010................................  12.421197   14.214331    523,714
   01/01/2011 to 12/31/2011................................  14.214331   13.227452    451,682
   01/01/2012 to 12/31/2012................................  13.227452   16.424151    395,105

                                                             1.45% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.843555   3.059403   1,075,169
   01/01/2005 to 12/31/2005...............................   3.059403   3.316902   3,087,854
   01/01/2006 to 12/31/2006...............................   3.316902   3.737460   5,165,928
   01/01/2007 to 12/31/2007...............................   3.737460   3.843359   6,421,661
   01/01/2008 to 12/31/2008...............................   3.843359   2.290895   6,974,088
   01/01/2009 to 12/31/2009...............................   2.290895   2.972567   6,917,906
   01/01/2010 to 12/31/2010...............................   2.972567   3.272915   6,284,593
   01/01/2011 to 12/31/2011...............................   3.272915   3.088180   5,582,740
   01/01/2012 to 12/31/2012...............................   3.088180   3.427500   4,648,629
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   2.167576   2.793015   1,013,251
   01/01/2004 to 12/31/2004...............................   2.793015   3.086927   2,470,166
   01/01/2005 to 12/31/2005...............................   3.086927   3.351013   2,509,057
   01/01/2006 to 12/31/2006...............................   3.351013   3.778708   2,355,062
   01/01/2007 to 12/31/2007...............................   3.778708   3.889069   2,081,706
   01/01/2008 to 12/31/2008...............................   3.889069   2.320520   1,713,450
   01/01/2009 to 12/31/2009...............................   2.320520   3.015052   1,617,174
   01/01/2010 to 12/31/2010...............................   3.015052   3.322826   1,471,616
   01/01/2011 to 12/31/2011...............................   3.322826   3.138218   1,193,141
   01/01/2012 to 12/31/2012...............................   3.138218   3.485647   1,257,945
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.288597   2.580629      43,054
   01/01/2005 to 12/31/2005...............................   2.580629   2.808915     150,322
   01/01/2006 to 12/31/2006...............................   2.808915   3.091412     418,994
   01/01/2007 to 12/31/2007...............................   3.091412   3.166699     369,738
   01/01/2008 to 12/31/2008...............................   3.166699   1.900624     324,843
   01/01/2009 to 12/31/2009...............................   1.900624   2.275760     336,622
   01/01/2010 to 12/31/2010...............................   2.275760   2.563267     293,068
   01/01/2011 to 12/31/2011...............................   2.563267   2.365143     275,076
   01/01/2012 to 12/31/2012...............................   2.365143   2.691538     248,480
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   1.862607   2.326735      65,915
   01/01/2004 to 12/31/2004...............................   2.326735   2.604158     107,931
   01/01/2005 to 12/31/2005...............................   2.604158   2.837001     116,414
   01/01/2006 to 12/31/2006...............................   2.837001   3.125342     126,283
   01/01/2007 to 12/31/2007...............................   3.125342   3.204600     125,799
   01/01/2008 to 12/31/2008...............................   3.204600   1.925548     108,419
   01/01/2009 to 12/31/2009...............................   1.925548   2.308874      81,758
   01/01/2010 to 12/31/2010...............................   2.308874   2.603273      72,078
   01/01/2011 to 12/31/2011...............................   2.603273   2.404287      77,657
   01/01/2012 to 12/31/2012...............................   2.404287   2.738883      79,067
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................   0.874438   1.174138     354,194
   01/01/2004 to 12/31/2004...............................   1.174138   1.394699   1,794,947
   01/01/2005 to 12/31/2005...............................   1.394699   1.570386   3,501,079
   01/01/2006 to 12/31/2006...............................   1.570386   1.994375   5,735,216
   01/01/2007 to 12/31/2007...............................   1.994375   1.943523   7,218,326
   01/01/2008 to 12/31/2008...............................   1.943523   1.132328   6,959,815
   01/01/2009 to 12/31/2009...............................   1.132328   1.730540   6,787,238
   01/01/2010 to 12/31/2010...............................   1.730540   1.985706   5,937,964
   01/01/2011 to 12/31/2011...............................   1.985706   1.678164   5,553,351
   01/01/2012 to 12/31/2012...............................   1.678164   2.137696   4,766,561
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................   1.010705   1.047630     724,653

                                                                  1.45% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.846774    1.158960    110,103
   01/01/2004 to 12/31/2004...................................    1.158960    1.215706    287,164
   01/01/2005 to 12/31/2005...................................    1.215706    1.297300    337,119
   01/01/2006 to 12/31/2006...................................    1.297300    1.460023    343,758
   01/01/2007 to 12/31/2007...................................    1.460023    1.598198    325,390
   01/01/2008 to 12/31/2008...................................    1.598198    0.965092    334,692
   01/01/2009 to 12/31/2009...................................    0.965092    1.272894    281,035
   01/01/2010 to 12/31/2010...................................    1.272894    1.583068    272,861
   01/01/2011 to 12/31/2011...................................    1.583068    1.543456    233,620
   01/01/2012 to 12/31/2012...................................    1.543456    1.798440    210,927
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  144.013390  176.607648      2,409
   01/01/2008 to 12/31/2008...................................  176.607648  100.958623     16,506
   01/01/2009 to 12/31/2009...................................  100.958623  142.147961     27,862
   01/01/2010 to 12/31/2010...................................  142.147961  153.268221     27,137
   01/01/2011 to 12/31/2011...................................  153.268221  139.668176     22,551
   01/01/2012 to 12/31/2012...................................  139.668176  168.639725     20,299
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.405896    0.487402     74,616
   01/01/2006 to 12/31/2006...................................    0.487402    0.492529    189,759
   01/01/2007 to 12/31/2007...................................    0.492529    0.540683    324,137
   01/01/2008 to 12/31/2008...................................    0.540683    0.338126    374,282
   01/01/2009 to 12/31/2009...................................    0.338126    0.465107    365,838
   01/01/2010 to 12/31/2010...................................    0.465107    0.510278    641,421
   01/01/2011 to 12/31/2011...................................    0.510278    0.504063    683,313
   01/01/2012 to 12/31/2012...................................    0.504063    0.574053  1,637,411
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.930966    8.608707      6,760
   01/01/2006 to 12/31/2006...................................    8.608707    9.131331     36,021
   01/01/2007 to 12/31/2007...................................    9.131331   10.285082     48,785
   01/01/2008 to 12/31/2008...................................   10.285082    5.479802     49,200
   01/01/2009 to 12/31/2009...................................    5.479802    7.761261     66,834
   01/01/2010 to 12/31/2010...................................    7.761261    8.368386     71,539
   01/01/2011 to 12/31/2011...................................    8.368386    8.134289     45,901
   01/01/2012 to 04/27/2012...................................    8.134289    9.149556          0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.421725    0.440116     14,584
   01/01/2005 to 04/30/2005...................................    0.440116    0.401032          0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005...................................    0.406174    0.488443    241,296
   01/01/2006 to 12/31/2006...................................    0.488443    0.493941    185,101
   01/01/2007 to 12/31/2007...................................    0.493941    0.542988    119,388
   01/01/2008 to 12/31/2008...................................    0.542988    0.339423    105,132
   01/01/2009 to 12/31/2009...................................    0.339423    0.467957    107,758
   01/01/2010 to 12/31/2010...................................    0.467957    0.513994    144,908
   01/01/2011 to 12/31/2011...................................    0.513994    0.508165    168,734
   01/01/2012 to 12/31/2012...................................    0.508165    0.578836    268,011
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003...................................    0.344376    0.426653    159,748
   01/01/2004 to 12/31/2004...................................    0.426653    0.440119    233,843
   01/01/2005 to 04/30/2005...................................    0.440119    0.405026          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.012759    1.049675    335,908

                                                                                            1.45% VARIABLE ACCOUNT CHARGE
                                                                                          ----------------------------------
                                                                                             AUV AT     AUV AT   ACCUM UNITS
                                                                                          BEGINNING OF ENDING OF   END OF
                                                                                             PERIOD     PERIOD     PERIOD
                                                                                          ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003..............................................................   0.528032   0.676043     112,568
   01/01/2004 to 12/31/2004..............................................................   0.676043   0.722524     307,447
   01/01/2005 to 12/31/2005..............................................................   0.722524   0.808835     481,283
   01/01/2006 to 12/31/2006..............................................................   0.808835   0.783364     813,699
   01/01/2007 to 12/31/2007..............................................................   0.783364   0.789527     965,438
   01/01/2008 to 12/31/2008..............................................................   0.789527   0.474251     949,847
   01/01/2009 to 12/31/2009..............................................................   0.474251   0.621495     944,117
   01/01/2010 to 12/31/2010..............................................................   0.621495   0.758261     833,698
   01/01/2011 to 12/31/2011..............................................................   0.758261   0.771638     822,647
   01/01/2012 to 12/31/2012..............................................................   0.771638   0.901220     763,119
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006..............................................................   9.321724   9.990344      17,034
   01/01/2007 to 12/31/2007..............................................................   9.990344   9.264183      28,688
   01/01/2008 to 12/31/2008..............................................................   9.264183   4.143706      30,125
   01/01/2009 to 12/31/2009..............................................................   4.143706   5.634772      29,984
   01/01/2010 to 12/31/2010..............................................................   5.634772   5.961043      25,637
   01/01/2011 to 04/29/2011..............................................................   5.961043   6.337404           0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011..............................................................   0.640583   0.580882     307,707
   01/01/2012 to 12/31/2012..............................................................   0.580882   0.678769     412,983
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006..............................................................   0.939867   1.007664     315,799
   01/01/2007 to 12/31/2007..............................................................   1.007664   0.935365     255,700
   01/01/2008 to 12/31/2008..............................................................   0.935365   0.418730     209,237
   01/01/2009 to 12/31/2009..............................................................   0.418730   0.569372     183,054
   01/01/2010 to 12/31/2010..............................................................   0.569372   0.602564     182,695
   01/01/2011 to 04/29/2011..............................................................   0.602564   0.640659           0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   2.330155   2.639467     186,451
   01/01/2005 to 12/31/2005..............................................................   2.639467   2.775271     556,793
   01/01/2006 to 12/31/2006..............................................................   2.775271   3.183890   1,080,860
   01/01/2007 to 12/31/2007..............................................................   3.183890   3.502586   1,706,944
   01/01/2008 to 12/31/2008..............................................................   3.502586   2.207315   1,858,304
   01/01/2009 to 12/31/2009..............................................................   2.207315   2.826619   1,843,486
   01/01/2010 to 12/31/2010..............................................................   2.826619   3.543994   1,675,960
   01/01/2011 to 12/31/2011..............................................................   3.543994   3.504913   1,426,209
   01/01/2012 to 12/31/2012..............................................................   3.504913   3.947062   1,204,982
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................................................   1.728611   2.321876     271,700
   01/01/2004 to 12/31/2004..............................................................   2.321876   2.659214     463,290
   01/01/2005 to 12/31/2005..............................................................   2.659214   2.798519     480,785
   01/01/2006 to 12/31/2006..............................................................   2.798519   3.213642     445,741
   01/01/2007 to 12/31/2007..............................................................   3.213642   3.538671     418,307
   01/01/2008 to 12/31/2008..............................................................   3.538671   2.232299     351,024
   01/01/2009 to 12/31/2009..............................................................   2.232299   2.861337     331,431
   01/01/2010 to 12/31/2010..............................................................   2.861337   3.591203     265,309
   01/01/2011 to 12/31/2011..............................................................   3.591203   3.555204     200,515
   01/01/2012 to 12/31/2012..............................................................   3.555204   4.007604     241,395

                                                               1.45% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.623692   0.888912     289,136
   01/01/2004 to 12/31/2004.................................   0.888912   0.973743   1,011,488
   01/01/2005 to 12/31/2005.................................   0.973743   1.001908   1,210,426
   01/01/2006 to 12/31/2006.................................   1.001908   1.083509   1,612,369
   01/01/2007 to 12/31/2007.................................   1.083509   1.113904   1,720,837
   01/01/2008 to 12/31/2008.................................   1.113904   0.644313   1,767,526
   01/01/2009 to 12/31/2009.................................   0.644313   0.823492   1,974,207
   01/01/2010 to 12/31/2010.................................   0.823492   1.066073   1,758,365
   01/01/2011 to 12/31/2011.................................   1.066073   1.079604   1,186,149
   01/01/2012 to 12/31/2012.................................   1.079604   1.179894   1,036,204
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.351684   1.587476     749,060
   01/01/2004 to 12/31/2004.................................   1.587476   1.692338   2,634,228
   01/01/2005 to 12/31/2005.................................   1.692338   1.692952   3,725,393
   01/01/2006 to 12/31/2006.................................   1.692952   1.821290   4,578,350
   01/01/2007 to 12/31/2007.................................   1.821290   1.912501   5,498,142
   01/01/2008 to 12/31/2008.................................   1.912501   1.534240   4,576,735
   01/01/2009 to 12/31/2009.................................   1.534240   2.068223   4,100,078
   01/01/2010 to 12/31/2010.................................   2.068223   2.302759   3,783,717
   01/01/2011 to 12/31/2011.................................   2.302759   2.370888   3,150,311
   01/01/2012 to 12/31/2012.................................   2.370888   2.639108   2,964,688
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.515541   2.585103   2,459,567
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.330422   1.785481     144,438
   01/01/2004 to 12/31/2004.................................   1.785481   2.158483     853,984
   01/01/2005 to 12/31/2005.................................   2.158483   2.381260   1,937,452
   01/01/2006 to 12/31/2006.................................   2.381260   2.609886   2,891,414
   01/01/2007 to 12/31/2007.................................   2.609886   2.654186   3,764,153
   01/01/2008 to 12/31/2008.................................   2.654186   1.373916   4,396,889
   01/01/2009 to 12/31/2009.................................   1.373916   2.000626   3,806,344
   01/01/2010 to 12/31/2010.................................   2.000626   2.485500   3,282,246
   01/01/2011 to 12/31/2011.................................   2.485500   2.286290   2,854,649
   01/01/2012 to 04/27/2012.................................   2.286290   2.527887           0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.995692   3.249665     623,081
   01/01/2005 to 12/31/2005.................................   3.249665   3.513950   1,637,522
   01/01/2006 to 12/31/2006.................................   3.513950   3.885123   2,294,963
   01/01/2007 to 12/31/2007.................................   3.885123   3.557994   2,696,827
   01/01/2008 to 12/31/2008.................................   3.557994   1.888890   2,925,054
   01/01/2009 to 12/31/2009.................................   1.888890   2.628683   2,851,166
   01/01/2010 to 12/31/2010.................................   2.628683   2.973272   2,526,900
   01/01/2011 to 12/31/2011.................................   2.973272   3.120763   1,947,252
   01/01/2012 to 12/31/2012.................................   3.120763   3.431812   1,598,477
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.347167   3.064101   1,008,302
   01/01/2004 to 12/31/2004.................................   3.064101   3.314970   2,238,370
   01/01/2005 to 12/31/2005.................................   3.314970   3.588015   2,118,457
   01/01/2006 to 12/31/2006.................................   3.588015   3.970992   1,710,740
   01/01/2007 to 12/31/2007.................................   3.970992   3.640263   1,530,813
   01/01/2008 to 12/31/2008.................................   3.640263   1.934485   1,445,155
   01/01/2009 to 12/31/2009.................................   1.934485   2.694762   1,267,664
   01/01/2010 to 12/31/2010.................................   2.694762   3.051003   1,058,790
   01/01/2011 to 12/31/2011.................................   3.051003   3.205584     840,481
   01/01/2012 to 12/31/2012.................................   3.205584   3.528640     842,062

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998411    7.983631     9,668
   01/01/2009 to 12/31/2009.......................................   7.983631   10.058445    36,305
   01/01/2010 to 12/31/2010.......................................  10.058445   11.085531    44,863
   01/01/2011 to 12/31/2011.......................................  11.085531   11.159470    47,313
   01/01/2012 to 12/31/2012.......................................  11.159470   12.371987    60,287
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.988015    9.763701       732
   01/01/2012 to 12/31/2012.......................................   9.763701   10.045613     2,143
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998411    6.597865    17,150
   01/01/2009 to 12/31/2009.......................................   6.597865    8.121083    52,439
   01/01/2010 to 12/31/2010.......................................   8.121083    8.886550    53,093
   01/01/2011 to 12/31/2011.......................................   8.886550    8.710985    51,095
   01/01/2012 to 12/31/2012.......................................   8.710985    9.779654    44,391
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998411    7.031214    45,821
   01/01/2009 to 12/31/2009.......................................   7.031214    8.908616    67,576
   01/01/2010 to 12/31/2010.......................................   8.908616    9.662480    47,389
   01/01/2011 to 12/31/2011.......................................   9.662480    9.356009    52,754
   01/01/2012 to 12/31/2012.......................................   9.356009   10.707378    40,270
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998411    6.567015     2,914
   01/01/2009 to 12/31/2009.......................................   6.567015    8.583858    14,752
   01/01/2010 to 12/31/2010.......................................   8.583858    9.108293    15,176
   01/01/2011 to 12/31/2011.......................................   9.108293    8.358265    21,325
   01/01/2012 to 12/31/2012.......................................   8.358265   10.067242    23,782
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  12.124247   10.380016   131,564
   01/01/2012 to 12/31/2012.......................................  10.380016   11.942528   150,677
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998808   11.146837     7,138
   01/01/2006 to 12/31/2006.......................................  11.146837   12.707218   114,393
   01/01/2007 to 12/31/2007.......................................  12.707218   12.932691   141,325
   01/01/2008 to 12/31/2008.......................................  12.932691    7.590311   137,134
   01/01/2009 to 12/31/2009.......................................   7.590311    9.836788   130,396
   01/01/2010 to 12/31/2010.......................................   9.836788   11.216504   124,479
   01/01/2011 to 04/29/2011.......................................  11.216504   12.160675         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.996144   10.456396    46,710
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998808   10.296283     6,307
   01/01/2006 to 12/31/2006.......................................  10.296283   10.847789    45,474
   01/01/2007 to 12/31/2007.......................................  10.847789   11.286401   230,763
   01/01/2008 to 12/31/2008.......................................  11.286401    9.523075   289,579
   01/01/2009 to 12/31/2009.......................................   9.523075   11.312508   556,554
   01/01/2010 to 12/31/2010.......................................  11.312508   12.270453   649,398
   01/01/2011 to 12/31/2011.......................................  12.270453   12.487545   516,321
   01/01/2012 to 12/31/2012.......................................  12.487545   13.436572   517,555

                                                              1.45% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998808   10.514136     73,210
   01/01/2006 to 12/31/2006................................  10.514136   11.339636    243,075
   01/01/2007 to 12/31/2007................................  11.339636   11.713206    677,099
   01/01/2008 to 12/31/2008................................  11.713206    9.051039    970,965
   01/01/2009 to 12/31/2009................................   9.051039   11.032921  1,198,187
   01/01/2010 to 12/31/2010................................  11.032921   12.127550  1,221,650
   01/01/2011 to 12/31/2011................................  12.127550   12.078716  1,265,244
   01/01/2012 to 12/31/2012................................  12.078716   13.268351  1,213,367
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.861006    1.141814    449,810
   01/01/2004 to 12/31/2004................................   1.141814    1.302240  1,349,973
   01/01/2005 to 12/31/2005................................   1.302240    1.437840  1,680,432
   01/01/2006 to 12/31/2006................................   1.437840    1.556448  2,092,496
   01/01/2007 to 12/31/2007................................   1.556448    1.649223  2,386,944
   01/01/2008 to 12/31/2008................................   1.649223    1.034106  2,389,365
   01/01/2009 to 12/31/2009................................   1.034106    1.394046  2,400,359
   01/01/2010 to 12/31/2010................................   1.394046    1.731160  2,054,046
   01/01/2011 to 12/31/2011................................   1.731160    1.668966  1,678,304
   01/01/2012 to 12/31/2012................................   1.668966    1.929857  1,677,645
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998808   10.744858    218,867
   01/01/2006 to 12/31/2006................................  10.744858   11.844436    930,371
   01/01/2007 to 12/31/2007................................  11.844436   12.180356  2,311,940
   01/01/2008 to 12/31/2008................................  12.180356    8.567215  3,474,649
   01/01/2009 to 12/31/2009................................   8.567215   10.684089  3,869,037
   01/01/2010 to 12/31/2010................................  10.684089   11.917316  3,686,958
   01/01/2011 to 12/31/2011................................  11.917316   11.585328  3,411,848
   01/01/2012 to 12/31/2012................................  11.585328   12.929554  3,088,038
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998808   10.970640    258,154
   01/01/2006 to 12/31/2006................................  10.970640   12.350345  1,466,084
   01/01/2007 to 12/31/2007................................  12.350345   12.640209  3,019,789
   01/01/2008 to 12/31/2008................................  12.640209    8.083009  3,445,407
   01/01/2009 to 12/31/2009................................   8.083009   10.284465  3,665,653
   01/01/2010 to 12/31/2010................................  10.284465   11.626464  3,523,158
   01/01/2011 to 12/31/2011................................  11.626464   11.027183  3,325,726
   01/01/2012 to 12/31/2012................................  11.027183   12.539804  2,886,826
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.663010    3.356265    280,055
   01/01/2004 to 12/31/2004................................   3.356265    3.647836    750,148
   01/01/2005 to 12/31/2005................................   3.647836    3.752799    841,606
   01/01/2006 to 12/31/2006................................   3.752799    4.260642  1,081,018
   01/01/2007 to 12/31/2007................................   4.260642    4.407868  1,167,914
   01/01/2008 to 12/31/2008................................   4.407868    2.725565  1,243,468
   01/01/2009 to 12/31/2009................................   2.725565    3.382642  1,244,741
   01/01/2010 to 12/31/2010................................   3.382642    3.817076  1,152,267
   01/01/2011 to 12/31/2011................................   3.817076    3.823762    986,818
   01/01/2012 to 12/31/2012................................   3.823762    4.349860  1,160,179
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   7.671145    8.500928      1,000
   01/01/2005 to 12/31/2005................................   8.500928    8.957184      4,041
   01/01/2006 to 04/30/2006................................   8.957184    9.359990      3,712
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.651213    0.779841    117,844
   01/01/2004 to 12/31/2004................................   0.779841    0.855266    321,671
   01/01/2005 to 12/31/2005................................   0.855266    0.902957    300,068
   01/01/2006 to 04/30/2006................................   0.902957    0.943870          0

                                                                        1.45% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.653545   0.798203     107,751
   01/01/2004 to 04/30/2004..........................................   0.798203   0.812518     139,304
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.728277   0.947848     285,128
   01/01/2004 to 12/31/2004..........................................   0.947848   1.116891     892,029
   01/01/2005 to 12/31/2005..........................................   1.116891   1.281644   1,266,548
   01/01/2006 to 12/31/2006..........................................   1.281644   1.598808   1,807,608
   01/01/2007 to 12/31/2007..........................................   1.598808   1.785095   2,827,867
   01/01/2008 to 12/31/2008..........................................   1.785095   1.013977   4,095,812
   01/01/2009 to 12/31/2009..........................................   1.013977   1.314845   4,082,942
   01/01/2010 to 12/31/2010..........................................   1.314845   1.443723   3,671,480
   01/01/2011 to 12/31/2011..........................................   1.443723   1.270518   3,253,628
   01/01/2012 to 12/31/2012..........................................   1.270518   1.461343   3,089,538
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.645377   3.962474       5,466
   01/01/2005 to 12/31/2005..........................................   3.962474   4.016932     893,393
   01/01/2006 to 12/31/2006..........................................   4.016932   4.431736   1,093,162
   01/01/2007 to 12/31/2007..........................................   4.431736   4.547436   1,320,688
   01/01/2008 to 12/31/2008..........................................   4.547436   3.480191   1,306,753
   01/01/2009 to 12/31/2009..........................................   3.480191   4.057927   1,217,465
   01/01/2010 to 12/31/2010..........................................   4.057927   4.391406   1,134,529
   01/01/2011 to 12/31/2011..........................................   4.391406   4.421767   1,004,292
   01/01/2012 to 12/31/2012..........................................   4.421767   4.850589     926,715
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.247335   1.470726     420,632
   01/01/2004 to 04/30/2004..........................................   1.470726   1.457644     746,550
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.210121   1.305453     867,956
   01/01/2005 to 12/31/2005..........................................   1.305453   1.265477   1,991,877
   01/01/2006 to 12/31/2006..........................................   1.265477   1.469805   2,212,275
   01/01/2007 to 12/31/2007..........................................   1.469805   1.390211   2,152,159
   01/01/2008 to 12/31/2008..........................................   1.390211   0.908357   2,128,579
   01/01/2009 to 12/31/2009..........................................   0.908357   1.079572   2,430,353
   01/01/2010 to 12/31/2010..........................................   1.079572   1.182990   2,412,845
   01/01/2011 to 12/31/2011..........................................   1.182990   1.173446   2,435,890
   01/01/2012 to 12/31/2012..........................................   1.173446   1.345189   2,110,890
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.969147   1.197248     675,815
   01/01/2004 to 12/31/2004..........................................   1.197248   1.313196   1,548,748
   01/01/2005 to 12/31/2005..........................................   1.313196   1.274379   1,453,395
   01/01/2006 to 12/31/2006..........................................   1.274379   1.481335   1,046,720
   01/01/2007 to 12/31/2007..........................................   1.481335   1.402540     921,294
   01/01/2008 to 12/31/2008..........................................   1.402540   0.917686     863,248
   01/01/2009 to 12/31/2009..........................................   0.917686   1.091437     872,444
   01/01/2010 to 12/31/2010..........................................   1.091437   1.196789     770,447
   01/01/2011 to 12/31/2011..........................................   1.196789   1.189102     627,557
   01/01/2012 to 12/31/2012..........................................   1.189102   1.364015     684,724

                                                                                      1.45% VARIABLE ACCOUNT CHARGE
                                                                                    ----------------------------------
                                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                                    BEGINNING OF ENDING OF   END OF
                                                                                       PERIOD     PERIOD     PERIOD
                                                                                    ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003........................................................   0.965995   1.201297     163,329
   01/01/2004 to 12/31/2004........................................................   1.201297   1.354476     548,426
   01/01/2005 to 12/31/2005........................................................   1.354476   1.442618     710,203
   01/01/2006 to 12/31/2006........................................................   1.442618   1.630572     741,863
   01/01/2007 to 12/31/2007........................................................   1.630572   1.563417   1,511,439
   01/01/2008 to 12/31/2008........................................................   1.563417   0.950686   1,566,921
   01/01/2009 to 12/31/2009........................................................   0.950686   1.281457   1,442,980
   01/01/2010 to 12/31/2010........................................................   1.281457   1.551735   1,271,637
   01/01/2011 to 12/31/2011........................................................   1.551735   1.448747   1,102,811
   01/01/2012 to 12/31/2012........................................................   1.448747   1.503253   1,046,973
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003........................................................   0.697528   0.943244     448,521
   01/01/2004 to 12/31/2004........................................................   0.943244   1.108790   1,319,462
   01/01/2005 to 12/31/2005........................................................   1.108790   1.234205   1,638,697
   01/01/2006 to 12/31/2006........................................................   1.234205   1.526036   1,797,160
   01/01/2007 to 12/31/2007........................................................   1.526036   1.662172   2,230,007
   01/01/2008 to 12/31/2008........................................................   1.662172   0.946866   2,122,211
   01/01/2009 to 12/31/2009........................................................   0.946866   1.197230   1,945,763
   01/01/2010 to 12/31/2010........................................................   1.197230   1.273378   1,859,918
   01/01/2011 to 12/31/2011........................................................   1.273378   1.096323   1,661,376
   01/01/2012 to 12/31/2012........................................................   1.096323   1.275209   1,630,826
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........................................................   1.278966   1.484917     414,349
   01/01/2011 to 12/31/2011........................................................   1.484917   1.362275     479,065
   01/01/2012 to 12/31/2012........................................................   1.362275   1.467179     378,732
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003........................................................   0.810093   1.134487     166,188
   01/01/2004 to 04/30/2004........................................................   1.134487   1.124032     311,182
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap
   Sub-Account))
   01/01/2003 to 12/31/2003........................................................   1.078416   1.427230     128,598
   01/01/2004 to 12/31/2004........................................................   1.427230   1.643328     503,079
   01/01/2005 to 12/31/2005........................................................   1.643328   1.727663     546,390
   01/01/2006 to 12/31/2006........................................................   1.727663   1.899682     663,413
   01/01/2007 to 12/31/2007........................................................   1.899682   2.024036     574,046
   01/01/2008 to 12/31/2008........................................................   2.024036   0.889037     518,166
   01/01/2009 to 12/31/2009........................................................   0.889037   1.170063     508,025
   01/01/2010 to 04/30/2010........................................................   1.170063   1.266157           0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................   1.608047   1.808505     850,913
   01/01/2005 to 12/31/2005........................................................   1.808505   1.852238   1,736,483
   01/01/2006 to 12/31/2006........................................................   1.852238   2.125829   1,998,038
   01/01/2007 to 12/31/2007........................................................   2.125829   2.017720   1,872,461
   01/01/2008 to 12/31/2008........................................................   2.017720   1.221875   1,820,063
   01/01/2009 to 12/31/2009........................................................   1.221875   1.358846   1,823,852
   01/01/2010 to 12/31/2010........................................................   1.358846   1.625123   1,611,314
   01/01/2011 to 12/31/2011........................................................   1.625123   1.689980   1,196,198
   01/01/2012 to 12/31/2012........................................................   1.689980   1.827971   1,022,703

                                                                    1.45% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.080993    1.617970    997,945
   01/01/2004 to 12/31/2004......................................   1.617970    1.836470  2,212,853
   01/01/2005 to 12/31/2005......................................   1.836470    1.881722  2,081,295
   01/01/2006 to 12/31/2006......................................   1.881722    2.163361  1,722,839
   01/01/2007 to 12/31/2007......................................   2.163361    2.055782  1,424,625
   01/01/2008 to 12/31/2008......................................   2.055782    1.246028  1,149,280
   01/01/2009 to 12/31/2009......................................   1.246028    1.386773  1,185,842
   01/01/2010 to 12/31/2010......................................   1.386773    1.660035  1,081,078
   01/01/2011 to 12/31/2011......................................   1.660035    1.727133    869,223
   01/01/2012 to 12/31/2012......................................   1.727133    1.870684    915,272
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.930966    8.608707      6,760
   01/01/2006 to 12/31/2006......................................   8.608707    9.131331     36,021
   01/01/2007 to 12/31/2007......................................   9.131331   10.285082     48,785
   01/01/2008 to 12/31/2008......................................  10.285082    5.479802     49,200
   01/01/2009 to 12/31/2009......................................   5.479802    7.761261     66,834
   01/01/2010 to 12/31/2010......................................   7.761261    8.368386     71,539
   01/01/2011 to 12/31/2011......................................   8.368386    8.134289     45,901
   01/01/2012 to 12/31/2012......................................   8.134289    9.149556          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.707150   14.653220      4,214
   01/01/2005 to 12/31/2005......................................  14.653220   16.750746     26,991
   01/01/2006 to 12/31/2006......................................  16.750746   19.209905     72,423
   01/01/2007 to 12/31/2007......................................  19.209905   20.117370    110,565
   01/01/2008 to 12/31/2008......................................  20.117370   11.785434    126,590
   01/01/2009 to 12/31/2009......................................  11.785434   16.239027    119,403
   01/01/2010 to 12/31/2010......................................  16.239027   18.554558    106,286
   01/01/2011 to 12/31/2011......................................  18.554558   16.750804     91,081
   01/01/2012 to 12/31/2012......................................  16.750804   20.004206     80,898
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.978974   11.082609     54,149
   01/01/2007 to 12/31/2007......................................  11.082609   12.101606    126,768
   01/01/2008 to 12/31/2008......................................  12.101606   11.105247    371,727
   01/01/2009 to 12/31/2009......................................  11.105247   12.920908    401,684
   01/01/2010 to 12/31/2010......................................  12.920908   13.723308    447,576
   01/01/2011 to 12/31/2011......................................  13.723308   15.033228    437,537
   01/01/2012 to 12/31/2012......................................  15.033228   16.168633    555,919
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.134583    1.166403  2,588,733
   01/01/2004 to 12/31/2004......................................   1.166403    1.206825  7,383,838
   01/01/2005 to 12/31/2005......................................   1.206825    1.216235 11,523,820
   01/01/2006 to 12/31/2006......................................   1.216235    1.252931 14,270,403
   01/01/2007 to 12/31/2007......................................   1.252931    1.328206 15,632,251
   01/01/2008 to 12/31/2008......................................   1.328206    1.314400 14,551,036
   01/01/2009 to 12/31/2009......................................   1.314400    1.529041 14,245,257
   01/01/2010 to 12/31/2010......................................   1.529041    1.630165 13,825,096
   01/01/2011 to 12/31/2011......................................   1.630165    1.657688 12,062,943
   01/01/2012 to 12/31/2012......................................   1.657688    1.785163 11,562,648
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.767139   10.929950      8,797

                                                 1.45% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.295777    0.464083    742,655
   01/01/2004 to 12/31/2004...................   0.464083    0.437661  1,262,601
   01/01/2005 to 12/31/2005...................   0.437661    0.478898  1,240,390
   01/01/2006 to 12/31/2006...................   0.478898    0.497258  1,174,062
   01/01/2007 to 12/31/2007...................   0.497258    0.644552  1,492,886
   01/01/2008 to 12/31/2008...................   0.644552    0.352865  1,713,517
   01/01/2009 to 12/31/2009...................   0.352865    0.552893  1,563,838
   01/01/2010 to 12/31/2010...................   0.552893    0.695833  1,427,700
   01/01/2011 to 12/31/2011...................   0.695833    0.617971  1,403,368
   01/01/2012 to 12/31/2012...................   0.617971    0.682834  1,455,145
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.925275    1.328844    567,797
   01/01/2004 to 12/31/2004...................   1.328844    1.537582  1,290,069
   01/01/2005 to 12/31/2005...................   1.537582    1.580682  1,570,284
   01/01/2006 to 12/31/2006...................   1.580682    1.831890  1,803,280
   01/01/2007 to 12/31/2007...................   1.831890    1.774602  1,979,142
   01/01/2008 to 12/31/2008...................   1.774602    1.160069  1,911,413
   01/01/2009 to 12/31/2009...................   1.160069    1.436766  1,785,211
   01/01/2010 to 12/31/2010...................   1.436766    1.792471  1,518,933
   01/01/2011 to 12/31/2011...................   1.792471    1.690978  1,291,001
   01/01/2012 to 12/31/2012...................   1.690978    1.934019  1,368,958
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010737    1.067782     35,061
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.510408   11.154018          0
   01/01/2007 to 12/31/2007...................  11.154018   11.586079      1,807
   01/01/2008 to 12/31/2008...................  11.586079    8.557256     36,836
   01/01/2009 to 12/31/2009...................   8.557256   10.533078     32,100
   01/01/2010 to 12/31/2010...................  10.533078   11.652090    117,728
   01/01/2011 to 12/31/2011...................  11.652090   11.606558    128,210
   01/01/2012 to 12/31/2012...................  11.606558   12.907972    219,894
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.701227   11.408665      3,725
   01/01/2007 to 12/31/2007...................  11.408665   11.875318      5,753
   01/01/2008 to 12/31/2008...................  11.875318    7.845300      8,225
   01/01/2009 to 12/31/2009...................   7.845300    9.982416     33,230
   01/01/2010 to 12/31/2010...................   9.982416   11.231351     33,046
   01/01/2011 to 12/31/2011...................  11.231351   10.834310     59,208
   01/01/2012 to 12/31/2012...................  10.834310   12.282659    124,343
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.113637    1.206357    411,092
   01/01/2005 to 12/31/2005...................   1.206357    1.264276  1,204,510
   01/01/2006 to 12/31/2006...................   1.264276    1.406653  2,346,411
   01/01/2007 to 12/31/2007...................   1.406653    1.513164  3,699,193
   01/01/2008 to 12/31/2008...................   1.513164    0.864925  4,236,583
   01/01/2009 to 12/31/2009...................   0.864925    1.219353  4,224,088
   01/01/2010 to 12/31/2010...................   1.219353    1.403035  3,244,881
   01/01/2011 to 12/31/2011...................   1.403035    1.364415  2,765,840
   01/01/2012 to 12/31/2012...................   1.364415    1.595787  2,485,109

                                                                                  1.45% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.454161   0.611635     499,074
   01/01/2004 to 12/31/2004....................................................   0.611635   0.710250   2,971,928
   01/01/2005 to 12/31/2005....................................................   0.710250   0.802451   4,053,101
   01/01/2006 to 12/31/2006....................................................   0.802451   0.839683   6,105,826
   01/01/2007 to 12/31/2007....................................................   0.839683   0.973491   7,090,708
   01/01/2008 to 12/31/2008....................................................   0.973491   0.578065   7,499,130
   01/01/2009 to 12/31/2009....................................................   0.578065   0.828819   7,154,942
   01/01/2010 to 12/31/2010....................................................   0.828819   1.043038   6,391,790
   01/01/2011 to 12/31/2011....................................................   1.043038   1.011115   5,381,821
   01/01/2012 to 12/31/2012....................................................   1.011115   1.132835   4,667,437
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.233717   1.314848      60,296
   01/01/2005 to 12/31/2005....................................................   1.314848   1.434841     388,621
   01/01/2006 to 12/31/2006....................................................   1.434841   1.465554     846,806
   01/01/2007 to 12/31/2007....................................................   1.465554   1.582032   1,113,588
   01/01/2008 to 12/31/2008....................................................   1.582032   0.992921   1,230,477
   01/01/2009 to 12/31/2009....................................................   0.992921   1.356720   1,241,148
   01/01/2010 to 12/31/2010....................................................   1.356720   1.800713   1,195,451
   01/01/2011 to 12/31/2011....................................................   1.800713   1.800529   1,095,087
   01/01/2012 to 12/31/2012....................................................   1.800529   2.056778     837,904
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.856901   1.967911     492,276
   01/01/2005 to 12/31/2005....................................................   1.967911   1.989347   1,725,497
   01/01/2006 to 12/31/2006....................................................   1.989347   2.055399   3,023,064
   01/01/2007 to 12/31/2007....................................................   2.055399   2.100680   4,497,418
   01/01/2008 to 12/31/2008....................................................   2.100680   1.755185   3,878,167
   01/01/2009 to 12/31/2009....................................................   1.755185   2.281649   3,143,160
   01/01/2010 to 12/31/2010....................................................   2.281649   2.528907   2,962,660
   01/01/2011 to 12/31/2011....................................................   2.528907   2.638041   2,546,692
   01/01/2012 to 12/31/2012....................................................   2.638041   2.893486   2,320,716
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.706369   1.891974   1,049,643
   01/01/2004 to 12/31/2004....................................................   1.891974   1.985439   2,244,541
   01/01/2005 to 12/31/2005....................................................   1.985439   2.009228   2,186,113
   01/01/2006 to 12/31/2006....................................................   2.009228   2.076526   2,178,728
   01/01/2007 to 12/31/2007....................................................   2.076526   2.126051   2,102,157
   01/01/2008 to 12/31/2008....................................................   2.126051   1.778668   1,693,074
   01/01/2009 to 12/31/2009....................................................   1.778668   2.313637   1,380,503
   01/01/2010 to 12/31/2010....................................................   2.313637   2.568197   1,189,198
   01/01/2011 to 12/31/2011....................................................   2.568197   2.681314     945,695
   01/01/2012 to 12/31/2012....................................................   2.681314   2.941057     993,779
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.534818   1.570890     958,888
   01/01/2005 to 12/31/2005....................................................   1.570890   1.569873   2,335,109
   01/01/2006 to 12/31/2006....................................................   1.569873   1.607910   3,318,924
   01/01/2007 to 12/31/2007....................................................   1.607910   1.648555   3,891,051
   01/01/2008 to 12/31/2008....................................................   1.648555   1.616113   3,597,556
   01/01/2009 to 12/31/2009....................................................   1.616113   1.657842   3,602,968
   01/01/2010 to 12/31/2010....................................................   1.657842   1.723725   3,517,189
   01/01/2011 to 12/31/2011....................................................   1.723725   1.788438   2,912,344
   01/01/2012 to 12/31/2012....................................................   1.788438   1.816276   2,427,030

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.561708    1.563055    892,208
   01/01/2004 to 12/31/2004.......................................   1.563055    1.583709  1,611,308
   01/01/2005 to 12/31/2005.......................................   1.583709    1.585629  1,538,248
   01/01/2006 to 12/31/2006.......................................   1.585629    1.624988  1,311,558
   01/01/2007 to 12/31/2007.......................................   1.624988    1.667651  1,148,880
   01/01/2008 to 12/31/2008.......................................   1.667651    1.636545  1,071,313
   01/01/2009 to 12/31/2009.......................................   1.636545    1.680501  1,002,932
   01/01/2010 to 12/31/2010.......................................   1.680501    1.750240    847,217
   01/01/2011 to 12/31/2011.......................................   1.750240    1.816228    691,457
   01/01/2012 to 12/31/2012.......................................   1.816228    1.846283    693,644
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.430321   15.117074     73,714
   01/01/2007 to 12/31/2007.......................................  15.117074   15.355552    381,227
   01/01/2008 to 12/31/2008.......................................  15.355552   13.684769    407,883
   01/01/2009 to 12/31/2009.......................................  13.684769   15.150116    364,394
   01/01/2010 to 12/31/2010.......................................  15.150116   15.854671    365,481
   01/01/2011 to 12/31/2011.......................................  15.854671   16.539557    330,248
   01/01/2012 to 12/31/2012.......................................  16.539557   17.133025    304,912
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.066463    1.609753    399,819
   01/01/2004 to 12/31/2004.......................................   1.609753    1.913012  1,411,315
   01/01/2005 to 12/31/2005.......................................   1.913012    2.357699  2,343,635
   01/01/2006 to 12/31/2006.......................................   2.357699    2.875650  3,656,387
   01/01/2007 to 12/31/2007.......................................   2.875650    3.432683  4,730,097
   01/01/2008 to 12/31/2008.......................................   3.432683    1.568434  5,450,076
   01/01/2009 to 12/31/2009.......................................   1.568434    2.487203  5,217,053
   01/01/2010 to 12/31/2010.......................................   2.487203    2.993410  4,544,451
   01/01/2011 to 12/31/2011.......................................   2.993410    2.379595  4,043,726
   01/01/2012 to 12/31/2012.......................................   2.379595    2.764521  3,646,012
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   8.082710   10.871528    400,545
   01/01/2004 to 12/31/2004.......................................  10.871528   12.023456  1,223,281
   01/01/2005 to 12/31/2005.......................................  12.023456   13.735471  1,741,977
   01/01/2006 to 12/31/2006.......................................  13.735471   14.884400  2,097,885
   01/01/2007 to 12/31/2007.......................................  14.884400   16.439009  2,295,795
   01/01/2008 to 12/31/2008.......................................  16.439009    9.054631  2,397,924
   01/01/2009 to 12/31/2009.......................................   9.054631   12.410470  2,337,394
   01/01/2010 to 12/31/2010.......................................  12.410470   14.480758  2,126,120
   01/01/2011 to 12/31/2011.......................................  14.480758   13.628239  1,781,611
   01/01/2012 to 12/31/2012.......................................  13.628239   15.794318  1,557,315
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.498317    8.460555    507,933
   01/01/2004 to 12/31/2004.......................................   8.460555    9.180484  1,248,923
   01/01/2005 to 12/31/2005.......................................   9.180484    9.552598  1,628,151
   01/01/2006 to 12/31/2006.......................................   9.552598   10.819898  1,810,952
   01/01/2007 to 12/31/2007.......................................  10.819898   11.172921  2,036,555
   01/01/2008 to 12/31/2008.......................................  11.172921    6.826567  2,118,299
   01/01/2009 to 12/31/2009.......................................   6.826567    8.808245  2,027,304
   01/01/2010 to 12/31/2010.......................................   8.808245    9.649393  1,876,534
   01/01/2011 to 12/31/2011.......................................   9.649393    9.313454  1,668,699
   01/01/2012 to 12/31/2012.......................................   9.313454   10.756310  1,455,001

                                                                        1.50% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.50
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.208984   10.550465      3,908
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008356    7.006834     77,597
   01/01/2009 to 12/31/2009..........................................   7.006834    8.926760    152,849
   01/01/2010 to 12/31/2010..........................................   8.926760    9.863326    240,778
   01/01/2011 to 12/31/2011..........................................   9.863326    9.510068    234,785
   01/01/2012 to 12/31/2012..........................................   9.510068   10.635126    228,395
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998356    6.355426    474,130
   01/01/2009 to 12/31/2009..........................................   6.355426    8.391968    852,845
   01/01/2010 to 12/31/2010..........................................   8.391968    9.381751    782,777
   01/01/2011 to 12/31/2011..........................................   9.381751    8.804928    729,129
   01/01/2012 to 12/31/2012..........................................   8.804928   10.074643    741,126
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018355    7.680087    157,033
   01/01/2009 to 12/31/2009..........................................   7.680087    9.335863    307,082
   01/01/2010 to 12/31/2010..........................................   9.335863   10.108040    327,367
   01/01/2011 to 12/31/2011..........................................  10.108040    9.976909    316,105
   01/01/2012 to 12/31/2012..........................................   9.976909   10.892841    343,445
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.141882   11.541250      9,539
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.166701    1.331885     71,817
   01/01/2005 to 12/31/2005..........................................   1.331885    1.542867    158,018
   01/01/2006 to 12/31/2006..........................................   1.542867    1.766608    216,333
   01/01/2007 to 12/31/2007..........................................   1.766608    1.915389    233,216
   01/01/2008 to 12/31/2008..........................................   1.915389    1.052042    371,033
   01/01/2009 to 12/31/2009..........................................   1.052042    1.263199    340,206
   01/01/2010 to 12/31/2010..........................................   1.263199    1.329779    309,486
   01/01/2011 to 12/31/2011..........................................   1.329779    1.046275    257,108
   01/01/2012 to 12/31/2012..........................................   1.046275    1.230227    253,660
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.920290    1.159496  1,070,308
   01/01/2004 to 12/31/2004..........................................   1.159496    1.347955  1,098,003
   01/01/2005 to 12/31/2005..........................................   1.347955    1.564323    941,155
   01/01/2006 to 12/31/2006..........................................   1.564323    1.791679    707,911
   01/01/2007 to 12/31/2007..........................................   1.791679    1.944964    663,498
   01/01/2008 to 12/31/2008..........................................   1.944964    1.069058    491,493
   01/01/2009 to 12/31/2009..........................................   1.069058    1.284440    422,367
   01/01/2010 to 12/31/2010..........................................   1.284440    1.354373    321,196
   01/01/2011 to 12/31/2011..........................................   1.354373    1.067660    269,967
   01/01/2012 to 12/31/2012..........................................   1.067660    1.255657    278,670
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.218660    1.241099  1,159,329
   01/01/2004 to 12/31/2004..........................................   1.241099    1.269569  1,344,094
   01/01/2005 to 12/31/2005..........................................   1.269569    1.273892  1,484,719
   01/01/2006 to 12/31/2006..........................................   1.273892    1.302829  1,457,503
   01/01/2007 to 12/31/2007..........................................   1.302829    1.368813  1,461,412
   01/01/2008 to 12/31/2008..........................................   1.368813    1.424305  1,114,767
   01/01/2009 to 12/31/2009..........................................   1.424305    1.472971  1,025,111
   01/01/2010 to 12/31/2010..........................................   1.472971    1.533655    879,057
   01/01/2011 to 12/31/2011..........................................   1.533655    1.620918    766,916
   01/01/2012 to 12/31/2012..........................................   1.620918    1.654538    670,897

                                                                 1.50% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  33.033515   36.599740         14
   01/01/2005 to 12/31/2005...................................  36.599740   39.817901      1,961
   01/01/2006 to 12/31/2006...................................  39.817901   41.763681      1,853
   01/01/2007 to 12/31/2007...................................  41.763681   49.463597      2,382
   01/01/2008 to 12/31/2008...................................  49.463597   26.389229      2,905
   01/01/2009 to 12/31/2009...................................  26.389229   38.750475      4,169
   01/01/2010 to 12/31/2010...................................  38.750475   43.897683      3,268
   01/01/2011 to 12/31/2011...................................  43.897683   41.842287      2,555
   01/01/2012 to 12/31/2012...................................  41.842287   45.623170      2,796
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   4.113183    4.278163    884,002
   01/01/2004 to 12/31/2004...................................   4.278163    4.390130  1,021,364
   01/01/2005 to 12/31/2005...................................   4.390130    4.418130  1,041,389
   01/01/2006 to 12/31/2006...................................   4.418130    4.532595  1,021,385
   01/01/2007 to 12/31/2007...................................   4.532595    4.733636    976,697
   01/01/2008 to 12/31/2008...................................   4.733636    4.492074    807,503
   01/01/2009 to 12/31/2009...................................   4.492074    4.831586    723,412
   01/01/2010 to 12/31/2010...................................   4.831586    5.143722    608,895
   01/01/2011 to 12/31/2011...................................   5.143722    5.386798    548,972
   01/01/2012 to 12/31/2012...................................   5.386798    5.692563    538,059
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  34.707273   37.422077        914
   01/01/2005 to 12/31/2005...................................  37.422077   37.905729      1,068
   01/01/2006 to 12/31/2006...................................  37.905729   41.168965      1,436
   01/01/2007 to 12/31/2007...................................  41.168965   42.830519      2,148
   01/01/2008 to 12/31/2008...................................  42.830519   31.657964      2,311
   01/01/2009 to 12/31/2009...................................  31.657964   36.488698      3,169
   01/01/2010 to 12/31/2010...................................  36.488698   39.293794      5,494
   01/01/2011 to 12/31/2011...................................  39.293794   40.099301      6,544
   01/01/2012 to 12/31/2012...................................  40.099301   44.281888      6,402
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.964181   10.279944     27,337
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.626066    7.686366     73,091
   01/01/2008 to 12/31/2008...................................   7.686366    4.746774     63,532
   01/01/2009 to 12/31/2009...................................   4.746774    5.573756     55,708
   01/01/2010 to 12/31/2010...................................   5.573756    6.174679     52,533
   01/01/2011 to 12/31/2011...................................   6.174679    6.098461     43,565
   01/01/2012 to 12/31/2012...................................   6.098461    6.812951     46,320
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.609377    5.898786     63,892
   01/01/2004 to 12/31/2004...................................   5.898786    6.426552     91,826
   01/01/2005 to 12/31/2005...................................   6.426552    6.541126     83,065
   01/01/2006 to 12/31/2006...................................   6.541126    7.335451     73,743
   01/01/2007 to 04/27/2007...................................   7.335451    7.690404          0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.066985    1.176301    129,326
   01/01/2005 to 12/31/2005...................................   1.176301    1.223235    190,855
   01/01/2006 to 12/31/2006...................................   1.223235    1.435589    441,138
   01/01/2007 to 12/31/2007...................................   1.435589    1.458352    486,783
   01/01/2008 to 12/31/2008...................................   1.458352    0.932200    429,983
   01/01/2009 to 12/31/2009...................................   0.932200    1.019833    405,569
   01/01/2010 to 12/31/2010...................................   1.019833    1.094327    447,088
   01/01/2011 to 12/31/2011...................................   1.094327    1.100165    348,684
   01/01/2012 to 12/31/2012...................................   1.100165    1.235091    332,516

                                                              1.50% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.791872    1.056317    262,962
   01/01/2004 to 12/31/2004................................   1.056317    1.179166    601,733
   01/01/2005 to 12/31/2005................................   1.179166    1.227765    566,403
   01/01/2006 to 12/31/2006................................   1.227765    1.441814    638,388
   01/01/2007 to 12/31/2007................................   1.441814    1.466703    482,101
   01/01/2008 to 12/31/2008................................   1.466703    0.938560    370,477
   01/01/2009 to 12/31/2009................................   0.938560    1.027924    372,219
   01/01/2010 to 12/31/2010................................   1.027924    1.103791    309,848
   01/01/2011 to 12/31/2011................................   1.103791    1.110524    335,822
   01/01/2012 to 12/31/2012................................   1.110524    1.248564    277,534
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.297490    2.515792     18,136
   01/01/2005 to 12/31/2005................................   2.515792    2.645822     40,745
   01/01/2006 to 12/31/2006................................   2.645822    2.707812     51,217
   01/01/2007 to 12/31/2007................................   2.707812    3.158926     56,735
   01/01/2008 to 12/31/2008................................   3.158926    1.969979     66,674
   01/01/2009 to 12/31/2009................................   1.969979    2.649087     86,701
   01/01/2010 to 12/31/2010................................   2.649087    3.117748     85,395
   01/01/2011 to 12/31/2011................................   3.117748    2.790222     76,307
   01/01/2012 to 12/31/2012................................   2.790222    3.135257     73,838
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.926625   17.112239      1,863
   01/01/2007 to 12/31/2007................................  17.112239   17.483597      1,923
   01/01/2008 to 12/31/2008................................  17.483597    9.480861      1,850
   01/01/2009 to 05/01/2009................................   9.480861    9.890852          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.782699    2.369215    648,081
   01/01/2004 to 12/31/2004................................   2.369215    2.534722    692,328
   01/01/2005 to 12/31/2005................................   2.534722    2.668175    577,553
   01/01/2006 to 12/31/2006................................   2.668175    2.733640    396,651
   01/01/2007 to 12/31/2007................................   2.733640    3.192042    342,798
   01/01/2008 to 12/31/2008................................   3.192042    1.992606    263,101
   01/01/2009 to 12/31/2009................................   1.992606    2.681847    208,429
   01/01/2010 to 12/31/2010................................   2.681847    3.160374    176,932
   01/01/2011 to 12/31/2011................................   3.160374    2.831228    161,769
   01/01/2012 to 12/31/2012................................   2.831228    3.184186    137,483
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.180026    2.159484  1,156,155
   01/01/2004 to 12/31/2004................................   2.159484    2.142861    961,402
   01/01/2005 to 12/31/2005................................   2.142861    2.166704  1,122,233
   01/01/2006 to 12/31/2006................................   2.166704    2.231677  1,071,485
   01/01/2007 to 12/31/2007................................   2.231677    2.304109  1,000,105
   01/01/2008 to 12/31/2008................................   2.304109    2.328706  1,833,282
   01/01/2009 to 12/31/2009................................   2.328706    2.299844  1,091,601
   01/01/2010 to 12/31/2010................................   2.299844    2.265602    540,188
   01/01/2011 to 12/31/2011................................   2.265602    2.231962    724,963
   01/01/2012 to 12/31/2012................................   2.231962    2.198551    886,865
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998767   12.825046     35,814
   01/01/2005 to 12/31/2005................................  12.825046   14.313282     76,380
   01/01/2006 to 12/31/2006................................  14.313282   19.400065    124,484
   01/01/2007 to 12/31/2007................................  19.400065   16.241955    124,114
   01/01/2008 to 12/31/2008................................  16.241955    9.331819    119,189
   01/01/2009 to 12/31/2009................................   9.331819   12.386008    117,943
   01/01/2010 to 12/31/2010................................  12.386008   14.166987     95,741
   01/01/2011 to 12/31/2011................................  14.166987   13.176814     80,126
   01/01/2012 to 12/31/2012................................  13.176814   16.353057     71,353

                                                         1.50% VARIABLE ACCOUNT CHARGE
                                                       ----------------------------------
                                                          AUV AT     AUV AT   ACCUM UNITS
                                                       BEGINNING OF ENDING OF   END OF
                                                          PERIOD     PERIOD     PERIOD
                                                       ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.830075   3.043892     217,157
   01/01/2005 to 12/31/2005...........................   3.043892   3.298442     588,242
   01/01/2006 to 12/31/2006...........................   3.298442   3.714808     924,130
   01/01/2007 to 12/31/2007...........................   3.714808   3.818147   1,051,764
   01/01/2008 to 12/31/2008...........................   3.818147   2.274722   1,050,983
   01/01/2009 to 12/31/2009...........................   2.274722   2.950106   1,000,693
   01/01/2010 to 12/31/2010...........................   2.950106   3.246562     781,411
   01/01/2011 to 12/31/2011...........................   3.246562   3.061787     671,571
   01/01/2012 to 12/31/2012...........................   3.061787   3.396498     504,642
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   2.158768   2.780284   1,776,807
   01/01/2004 to 12/31/2004...........................   2.780284   3.071317   1,936,388
   01/01/2005 to 12/31/2005...........................   3.071317   3.332407   1,815,720
   01/01/2006 to 12/31/2006...........................   3.332407   3.755854   1,601,147
   01/01/2007 to 12/31/2007...........................   3.755854   3.863604   1,409,705
   01/01/2008 to 12/31/2008...........................   3.863604   2.304166   1,170,773
   01/01/2009 to 12/31/2009...........................   2.304166   2.992306     942,429
   01/01/2010 to 12/31/2010...........................   2.992306   3.296112     879,531
   01/01/2011 to 12/31/2011...........................   3.296112   3.111434     738,389
   01/01/2012 to 12/31/2012...........................   3.111434   3.454162     671,808
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.276034   2.565613       6,905
   01/01/2005 to 12/31/2005...........................   2.565613   2.791179      36,587
   01/01/2006 to 12/31/2006...........................   2.791179   3.070363      36,412
   01/01/2007 to 12/31/2007...........................   3.070363   3.143557      57,435
   01/01/2008 to 12/31/2008...........................   3.143557   1.885786      69,832
   01/01/2009 to 12/31/2009...........................   1.885786   2.256864      48,625
   01/01/2010 to 12/31/2010...........................   2.256864   2.540713      47,160
   01/01/2011 to 12/31/2011...........................   2.540713   2.343163      26,244
   01/01/2012 to 12/31/2012...........................   2.343163   2.665185      23,861
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   1.853635   2.314366     143,730
   01/01/2004 to 12/31/2004...........................   2.314366   2.589016     196,755
   01/01/2005 to 12/31/2005...........................   2.589016   2.819100     180,215
   01/01/2006 to 12/31/2006...........................   2.819100   3.104073     214,576
   01/01/2007 to 12/31/2007...........................   3.104073   3.181192     177,837
   01/01/2008 to 12/31/2008...........................   3.181192   1.910521     134,001
   01/01/2009 to 12/31/2009...........................   1.910521   2.289710     142,513
   01/01/2010 to 12/31/2010...........................   2.289710   2.580376     134,028
   01/01/2011 to 12/31/2011...........................   2.580376   2.381951     129,295
   01/01/2012 to 12/31/2012...........................   2.381951   2.712075      88,483
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...........................   0.873756   1.172825     108,362
   01/01/2004 to 12/31/2004...........................   1.172825   1.392442     546,118
   01/01/2005 to 12/31/2005...........................   1.392442   1.567063     920,584
   01/01/2006 to 12/31/2006...........................   1.567063   1.989162   1,375,374
   01/01/2007 to 12/31/2007...........................   1.989162   1.937469   1,374,747
   01/01/2008 to 12/31/2008...........................   1.937469   1.128233   1,158,686
   01/01/2009 to 12/31/2009...........................   1.128233   1.723420   1,027,904
   01/01/2010 to 12/31/2010...........................   1.723420   1.976549     898,937
   01/01/2011 to 12/31/2011...........................   1.976549   1.669591     771,379
   01/01/2012 to 12/31/2012...........................   1.669591   2.125706     549,781

                                                                  1.50% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................    0.882701    1.175232   167,729
   01/01/2004 to 12/31/2004...................................    1.175232    1.397200   190,072
   01/01/2005 to 12/31/2005...................................    1.397200    1.572928   320,800
   01/01/2006 to 12/31/2006...................................    1.572928    1.998722   387,138
   01/01/2007 to 12/31/2007...................................    1.998722    1.949118   397,117
   01/01/2008 to 12/31/2008...................................    1.949118    1.136135   342,739
   01/01/2009 to 12/31/2009...................................    1.136135    1.737779   232,309
   01/01/2010 to 12/31/2010...................................    1.737779    1.994487   181,466
   01/01/2011 to 12/31/2011...................................    1.994487    1.687409   298,844
   01/01/2012 to 12/31/2012...................................    1.687409    2.148712   280,953
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.010696    1.047269   176,191
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.846253    1.157663   150,184
   01/01/2004 to 12/31/2004...................................    1.157663    1.213737   264,999
   01/01/2005 to 12/31/2005...................................    1.213737    1.294553   261,181
   01/01/2006 to 12/31/2006...................................    1.294553    1.456205   243,296
   01/01/2007 to 12/31/2007...................................    1.456205    1.593218   207,441
   01/01/2008 to 12/31/2008...................................    1.593218    0.961601   182,617
   01/01/2009 to 12/31/2009...................................    0.961601    1.267655   180,577
   01/01/2010 to 12/31/2010...................................    1.267655    1.575765   162,793
   01/01/2011 to 12/31/2011...................................    1.575765    1.535570   158,339
   01/01/2012 to 12/31/2012...................................    1.535570    1.788352   111,439
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  142.216688  174.345849     1,812
   01/01/2008 to 12/31/2008...................................  174.345849   99.615534     6,033
   01/01/2009 to 12/31/2009...................................   99.615534  140.186823     6,428
   01/01/2010 to 12/31/2010...................................  140.186823  151.078155     5,783
   01/01/2011 to 12/31/2011...................................  151.078155  137.603731     4,085
   01/01/2012 to 12/31/2012...................................  137.603731  166.063610     3,363
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.404881    0.486022    38,043
   01/01/2006 to 12/31/2006...................................    0.486022    0.490890    15,275
   01/01/2007 to 12/31/2007...................................    0.490890    0.538612    17,958
   01/01/2008 to 12/31/2008...................................    0.538612    0.336662    24,147
   01/01/2009 to 12/31/2009...................................    0.336662    0.462861    26,489
   01/01/2010 to 12/31/2010...................................    0.462861    0.507561    37,496
   01/01/2011 to 12/31/2011...................................    0.507561    0.501128    43,666
   01/01/2012 to 12/31/2012...................................    0.501128    0.570425   322,545
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.914246    8.587712     2,657
   01/01/2006 to 12/31/2006...................................    8.587712    9.104520    13,369
   01/01/2007 to 12/31/2007...................................    9.104520   10.249730    23,633
   01/01/2008 to 12/31/2008...................................   10.249730    5.458219    28,632
   01/01/2009 to 12/31/2009...................................    5.458219    7.726829    24,397
   01/01/2010 to 12/31/2010...................................    7.726829    8.327098    26,481
   01/01/2011 to 12/31/2011...................................    8.327098    8.090119    23,020
   01/01/2012 to 04/27/2012...................................    8.090119    9.098391         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.420880    0.439089    34,839
   01/01/2005 to 04/30/2005...................................    0.439089    0.400031         0

                                                                                            1.50% VARIABLE ACCOUNT CHARGE
                                                                                          ----------------------------------
                                                                                             AUV AT     AUV AT   ACCUM UNITS
                                                                                          BEGINNING OF ENDING OF   END OF
                                                                                             PERIOD     PERIOD     PERIOD
                                                                                          ------------ --------- -----------
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005..............................................................   0.405164   0.487067    335,756
   01/01/2006 to 12/31/2006..............................................................   0.487067   0.492303    281,494
   01/01/2007 to 12/31/2007..............................................................   0.492303   0.540916    332,928
   01/01/2008 to 12/31/2008..............................................................   0.540916   0.337958    258,736
   01/01/2009 to 12/31/2009..............................................................   0.337958   0.465704    219,567
   01/01/2010 to 12/31/2010..............................................................   0.465704   0.511264    166,323
   01/01/2011 to 12/31/2011..............................................................   0.511264   0.505214    149,559
   01/01/2012 to 12/31/2012..............................................................   0.505214   0.575185    216,660
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003..............................................................   0.343921   0.425877    576,326
   01/01/2004 to 12/31/2004..............................................................   0.425877   0.439098    467,041
   01/01/2005 to 04/30/2005..............................................................   0.439098   0.404020          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..............................................................   1.012751   1.049314          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003..............................................................   0.527591   0.675148    381,833
   01/01/2004 to 12/31/2004..............................................................   0.675148   0.721206    430,386
   01/01/2005 to 12/31/2005..............................................................   0.721206   0.806956    401,144
   01/01/2006 to 12/31/2006..............................................................   0.806956   0.781155    470,509
   01/01/2007 to 12/31/2007..............................................................   0.781155   0.786905    441,471
   01/01/2008 to 12/31/2008..............................................................   0.786905   0.472439    387,215
   01/01/2009 to 12/31/2009..............................................................   0.472439   0.618810    411,314
   01/01/2010 to 12/31/2010..............................................................   0.618810   0.754608    357,776
   01/01/2011 to 12/31/2011..............................................................   0.754608   0.767538    125,524
   01/01/2012 to 12/31/2012..............................................................   0.767538   0.895980    109,204
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006..............................................................   9.289131   9.952113     11,994
   01/01/2007 to 12/31/2007..............................................................   9.952113   9.224090     11,770
   01/01/2008 to 12/31/2008..............................................................   9.224090   4.123695     11,992
   01/01/2009 to 12/31/2009..............................................................   4.123695   5.604755     11,512
   01/01/2010 to 12/31/2010..............................................................   5.604755   5.926326     11,703
   01/01/2011 to 04/29/2011..............................................................   5.926326   6.299468          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011..............................................................   0.636749   0.577214    631,000
   01/01/2012 to 12/31/2012..............................................................   0.577214   0.674143    554,812
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006..............................................................   0.936585   1.003813    579,817
   01/01/2007 to 12/31/2007..............................................................   1.003813   0.931321    529,847
   01/01/2008 to 12/31/2008..............................................................   0.931321   0.416710    494,289
   01/01/2009 to 12/31/2009..............................................................   0.416710   0.566342    412,700
   01/01/2010 to 12/31/2010..............................................................   0.566342   0.599057    382,566
   01/01/2011 to 04/29/2011..............................................................   0.599057   0.636827          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   2.318528   2.625426     24,798
   01/01/2005 to 12/31/2005..............................................................   2.625426   2.759133     97,154
   01/01/2006 to 12/31/2006..............................................................   2.759133   3.163799    217,181
   01/01/2007 to 12/31/2007..............................................................   3.163799   3.478736    253,581
   01/01/2008 to 12/31/2008..............................................................   3.478736   2.191182    262,612
   01/01/2009 to 12/31/2009..............................................................   2.191182   2.804557    214,324
   01/01/2010 to 12/31/2010..............................................................   2.804557   3.514577    175,355
   01/01/2011 to 12/31/2011..............................................................   3.514577   3.474086    143,503
   01/01/2012 to 12/31/2012..............................................................   3.474086   3.910381     75,252

                                                               1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   1.721148   2.310693     270,331
   01/01/2004 to 12/31/2004.................................   2.310693   2.645080     342,764
   01/01/2005 to 12/31/2005.................................   2.645080   2.782258     326,235
   01/01/2006 to 12/31/2006.................................   2.782258   3.193376     322,777
   01/01/2007 to 12/31/2007.................................   3.193376   3.514587     258,881
   01/01/2008 to 12/31/2008.................................   3.514587   2.215992     224,808
   01/01/2009 to 12/31/2009.................................   2.215992   2.839015     190,138
   01/01/2010 to 12/31/2010.................................   2.839015   3.561407     161,168
   01/01/2011 to 12/31/2011.................................   3.561407   3.523948     138,213
   01/01/2012 to 12/31/2012.................................   3.523948   3.970375     127,049
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.623174   0.887726     527,481
   01/01/2004 to 12/31/2004.................................   0.887726   0.971956     726,261
   01/01/2005 to 12/31/2005.................................   0.971956   0.999571     690,237
   01/01/2006 to 12/31/2006.................................   0.999571   1.080443     608,122
   01/01/2007 to 12/31/2007.................................   1.080443   1.110194     545,819
   01/01/2008 to 12/31/2008.................................   1.110194   0.641844     526,962
   01/01/2009 to 12/31/2009.................................   0.641844   0.819926     507,071
   01/01/2010 to 12/31/2010.................................   0.819926   1.060927     425,118
   01/01/2011 to 12/31/2011.................................   1.060927   1.073856     298,827
   01/01/2012 to 12/31/2012.................................   1.073856   1.173023     272,470
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.335094   1.567206   1,029,336
   01/01/2004 to 12/31/2004.................................   1.567206   1.669891   1,378,405
   01/01/2005 to 12/31/2005.................................   1.669891   1.669665   1,481,777
   01/01/2006 to 12/31/2006.................................   1.669665   1.795342   1,617,115
   01/01/2007 to 12/31/2007.................................   1.795342   1.884306   1,658,597
   01/01/2008 to 12/31/2008.................................   1.884306   1.510864   1,307,361
   01/01/2009 to 12/31/2009.................................   1.510864   2.035693   1,079,055
   01/01/2010 to 12/31/2010.................................   2.035693   2.265408     985,794
   01/01/2011 to 12/31/2011.................................   2.265408   2.331269     920,191
   01/01/2012 to 12/31/2012.................................   2.331269   2.593703     756,017
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.498683   2.566917     457,655
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.327685   1.780927     375,475
   01/01/2004 to 12/31/2004.................................   1.780927   2.151900     589,905
   01/01/2005 to 12/31/2005.................................   2.151900   2.372814     885,931
   01/01/2006 to 12/31/2006.................................   2.372814   2.599333     957,732
   01/01/2007 to 12/31/2007.................................   2.599333   2.642124     934,659
   01/01/2008 to 12/31/2008.................................   2.642124   1.366984     868,637
   01/01/2009 to 12/31/2009.................................   1.366984   1.989537     795,145
   01/01/2010 to 12/31/2010.................................   1.989537   2.470490     616,604
   01/01/2011 to 12/31/2011.................................   2.470490   2.271348     540,813
   01/01/2012 to 04/27/2012.................................   2.271348   2.510957           0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.979250   3.230759     111,252
   01/01/2005 to 12/31/2005.................................   3.230759   3.491767     219,185
   01/01/2006 to 12/31/2006.................................   3.491767   3.858674     276,594
   01/01/2007 to 12/31/2007.................................   3.858674   3.531995     309,666
   01/01/2008 to 12/31/2008.................................   3.531995   1.874145     317,836
   01/01/2009 to 12/31/2009.................................   1.874145   2.606858     305,785
   01/01/2010 to 12/31/2010.................................   2.606858   2.947114     241,912
   01/01/2011 to 12/31/2011.................................   2.947114   3.091764     207,530
   01/01/2012 to 12/31/2012.................................   3.091764   3.398213     182,594

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   2.335866    3.047827  1,761,538
   01/01/2004 to 12/31/2004.......................................   3.047827    3.295711  1,907,611
   01/01/2005 to 12/31/2005.......................................   3.295711    3.565392  1,721,240
   01/01/2006 to 12/31/2006.......................................   3.565392    3.943988  1,452,687
   01/01/2007 to 12/31/2007.......................................   3.943988    3.613689  1,225,198
   01/01/2008 to 12/31/2008.......................................   3.613689    1.919397  1,078,712
   01/01/2009 to 12/31/2009.......................................   1.919397    2.672407    886,005
   01/01/2010 to 12/31/2010.......................................   2.672407    3.024182    764,397
   01/01/2011 to 12/31/2011.......................................   3.024182    3.175819    677,530
   01/01/2012 to 12/31/2012.......................................   3.175819    3.494118    567,169
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998356    7.980883     20,906
   01/01/2009 to 12/31/2009.......................................   7.980883   10.049958     26,934
   01/01/2010 to 12/31/2010.......................................  10.049958   11.070646     41,774
   01/01/2011 to 12/31/2011.......................................  11.070646   11.138926     48,939
   01/01/2012 to 12/31/2012.......................................  11.138926   12.343007     62,744
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987946    9.760397          0
   01/01/2012 to 12/31/2012.......................................   9.760397   10.037167          0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998356    6.595589          0
   01/01/2009 to 12/31/2009.......................................   6.595589    8.114223          0
   01/01/2010 to 12/31/2010.......................................   8.114223    8.874608          0
   01/01/2011 to 12/31/2011.......................................   8.874608    8.694938          0
   01/01/2012 to 12/31/2012.......................................   8.694938    9.756735          0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998356    7.028791     14,597
   01/01/2009 to 12/31/2009.......................................   7.028791    8.901095     20,811
   01/01/2010 to 12/31/2010.......................................   8.901095    9.649500     19,817
   01/01/2011 to 12/31/2011.......................................   9.649500    9.338777     27,841
   01/01/2012 to 12/31/2012.......................................   9.338777   10.682288     26,759
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998356    6.564751          0
   01/01/2009 to 12/31/2009.......................................   6.564751    8.576608      2,542
   01/01/2010 to 12/31/2010.......................................   8.576608    9.096055      2,592
   01/01/2011 to 12/31/2011.......................................   9.096055    8.342866      2,490
   01/01/2012 to 12/31/2012.......................................   8.342866   10.043648          0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  12.087850   10.345418     16,146
   01/01/2012 to 12/31/2012.......................................  10.345418   11.896742     15,190
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998767   11.143100        115
   01/01/2006 to 12/31/2006.......................................  11.143100   12.696624      8,067
   01/01/2007 to 12/31/2007.......................................  12.696624   12.915414     19,055
   01/01/2008 to 12/31/2008.......................................  12.915414    7.576359     21,149
   01/01/2009 to 12/31/2009.......................................   7.576359    9.813798     21,369
   01/01/2010 to 12/31/2010.......................................   9.813798   11.184701     15,860
   01/01/2011 to 04/29/2011.......................................  11.184701   12.124218          0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.991105   10.447619      3,931

                                                              1.50% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998767   10.292828      2,440
   01/01/2006 to 12/31/2006................................  10.292828   10.838743     44,607
   01/01/2007 to 12/31/2007................................  10.838743   11.271323     54,975
   01/01/2008 to 12/31/2008................................  11.271323    9.505582    113,807
   01/01/2009 to 12/31/2009................................   9.505582   11.286086     86,921
   01/01/2010 to 12/31/2010................................  11.286086   12.235677     98,442
   01/01/2011 to 12/31/2011................................  12.235677   12.445946    138,951
   01/01/2012 to 12/31/2012................................  12.445946   13.385081    123,822
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998767   10.510609     25,642
   01/01/2006 to 12/31/2006................................  10.510609   11.330181     97,047
   01/01/2007 to 12/31/2007................................  11.330181   11.697557    135,884
   01/01/2008 to 12/31/2008................................  11.697557    9.034411    193,089
   01/01/2009 to 12/31/2009................................   9.034411   11.007149    222,496
   01/01/2010 to 12/31/2010................................  11.007149   12.093175    176,512
   01/01/2011 to 12/31/2011................................  12.093175   12.038473    154,337
   01/01/2012 to 12/31/2012................................  12.038473   13.217500    170,490
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.859924    1.139806    492,520
   01/01/2004 to 12/31/2004................................   1.139806    1.299299    690,995
   01/01/2005 to 12/31/2005................................   1.299299    1.433878    792,505
   01/01/2006 to 12/31/2006................................   1.433878    1.551385    822,026
   01/01/2007 to 12/31/2007................................   1.551385    1.643032    831,895
   01/01/2008 to 12/31/2008................................   1.643032    1.029706    604,686
   01/01/2009 to 12/31/2009................................   1.029706    1.387420    604,188
   01/01/2010 to 12/31/2010................................   1.387420    1.722071    554,096
   01/01/2011 to 12/31/2011................................   1.722071    1.659376    473,546
   01/01/2012 to 12/31/2012................................   1.659376    1.917803    358,224
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998767   10.741254     57,820
   01/01/2006 to 12/31/2006................................  10.741254   11.834561    440,798
   01/01/2007 to 12/31/2007................................  11.834561   12.164084    764,439
   01/01/2008 to 12/31/2008................................  12.164084    8.551473    844,251
   01/01/2009 to 12/31/2009................................   8.551473   10.659127    819,879
   01/01/2010 to 12/31/2010................................  10.659127   11.883535    810,309
   01/01/2011 to 12/31/2011................................  11.883535   11.546725    785,644
   01/01/2012 to 12/31/2012................................  11.546725   12.879996    737,748
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998767   10.966961     56,770
   01/01/2006 to 12/31/2006................................  10.966961   12.340049    297,582
   01/01/2007 to 12/31/2007................................  12.340049   12.623322    915,422
   01/01/2008 to 12/31/2008................................  12.623322    8.068154  1,295,389
   01/01/2009 to 12/31/2009................................   8.068154   10.260433  1,168,019
   01/01/2010 to 12/31/2010................................  10.260433   11.593503  1,146,416
   01/01/2011 to 12/31/2011................................  11.593503   10.990433  1,017,406
   01/01/2012 to 12/31/2012................................  10.990433   12.491734    946,771
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.646163    3.333363    556,570
   01/01/2004 to 12/31/2004................................   3.333363    3.621129    635,795
   01/01/2005 to 12/31/2005................................   3.621129    3.723466    672,106
   01/01/2006 to 12/31/2006................................   3.723466    4.225233    667,366
   01/01/2007 to 12/31/2007................................   4.225233    4.369038    604,242
   01/01/2008 to 12/31/2008................................   4.369038    2.700197    479,125
   01/01/2009 to 12/31/2009................................   2.700197    3.349482    404,963
   01/01/2010 to 12/31/2010................................   3.349482    3.777770    428,527
   01/01/2011 to 12/31/2011................................   3.777770    3.782499    329,994
   01/01/2012 to 12/31/2012................................   3.782499    4.300759    298,832

                                                                        1.50% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   7.651943   8.476841       6,064
   01/01/2005 to 12/31/2005..........................................   8.476841   8.927355      12,645
   01/01/2006 to 04/30/2006..........................................   8.927355   9.327315      13,903
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.650024   0.778025     545,215
   01/01/2004 to 12/31/2004..........................................   0.778025   0.852847     972,831
   01/01/2005 to 12/31/2005..........................................   0.852847   0.899954     801,223
   01/01/2006 to 04/30/2006..........................................   0.899954   0.940580           0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.652353   0.796346     380,102
   01/01/2004 to 04/30/2004..........................................   0.796346   0.810495     380,811
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.736001   0.957376     614,709
   01/01/2004 to 12/31/2004..........................................   0.957376   1.127554     784,506
   01/01/2005 to 12/31/2005..........................................   1.127554   1.293235     809,040
   01/01/2006 to 12/31/2006..........................................   1.293235   1.612464     924,087
   01/01/2007 to 12/31/2007..........................................   1.612464   1.799437   1,095,286
   01/01/2008 to 12/31/2008..........................................   1.799437   1.021610   1,296,795
   01/01/2009 to 12/31/2009..........................................   1.021610   1.324080   1,178,790
   01/01/2010 to 12/31/2010..........................................   1.324080   1.453137     937,576
   01/01/2011 to 12/31/2011..........................................   1.453137   1.278165     842,729
   01/01/2012 to 12/31/2012..........................................   1.278165   1.469399     743,988
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.614511   3.927621     579,574
   01/01/2005 to 12/31/2005..........................................   3.927621   3.979617     374,107
   01/01/2006 to 12/31/2006..........................................   3.979617   4.388381     405,438
   01/01/2007 to 12/31/2007..........................................   4.388381   4.500688     353,317
   01/01/2008 to 12/31/2008..........................................   4.500688   3.442685     241,334
   01/01/2009 to 12/31/2009..........................................   3.442685   4.012188     227,675
   01/01/2010 to 12/31/2010..........................................   4.012188   4.339739     239,085
   01/01/2011 to 12/31/2011..........................................   4.339739   4.367563     275,410
   01/01/2012 to 12/31/2012..........................................   4.367563   4.788722     272,455
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.242258   1.464011     600,760
   01/01/2004 to 04/30/2004..........................................   1.464011   1.450750     640,572
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.206809   1.301449     220,558
   01/01/2005 to 12/31/2005..........................................   1.301449   1.260968     331,239
   01/01/2006 to 12/31/2006..........................................   1.260968   1.463837     462,023
   01/01/2007 to 12/31/2007..........................................   1.463837   1.383871     431,438
   01/01/2008 to 12/31/2008..........................................   1.383871   0.903760     391,084
   01/01/2009 to 12/31/2009..........................................   0.903760   1.073572     389,017
   01/01/2010 to 12/31/2010..........................................   1.073572   1.175827     390,387
   01/01/2011 to 12/31/2011..........................................   1.175827   1.165759     305,749
   01/01/2012 to 12/31/2012..........................................   1.165759   1.335705     284,862
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.967136   1.194167   1,007,194
   01/01/2004 to 12/31/2004..........................................   1.194167   1.309160   1,087,646
   01/01/2005 to 12/31/2005..........................................   1.309160   1.269829     899,883
   01/01/2006 to 12/31/2006..........................................   1.269829   1.475310     751,442
   01/01/2007 to 12/31/2007..........................................   1.475310   1.396133     646,891
   01/01/2008 to 12/31/2008..........................................   1.396133   0.913035     453,015
   01/01/2009 to 12/31/2009..........................................   0.913035   1.085362     423,454
   01/01/2010 to 12/31/2010..........................................   1.085362   1.189533     370,213
   01/01/2011 to 12/31/2011..........................................   1.189533   1.181303     350,808
   01/01/2012 to 12/31/2012..........................................   1.181303   1.354389     262,395

                                                                                          1.50% VARIABLE ACCOUNT CHARGE
                                                                                        ----------------------------------
                                                                                           AUV AT     AUV AT   ACCUM UNITS
                                                                                        BEGINNING OF ENDING OF   END OF
                                                                                           PERIOD     PERIOD     PERIOD
                                                                                        ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.965412   1.199970     512,105
   01/01/2004 to 12/31/2004............................................................   1.199970   1.352301     665,384
   01/01/2005 to 12/31/2005............................................................   1.352301   1.439584     650,499
   01/01/2006 to 12/31/2006............................................................   1.439584   1.626332     592,953
   01/01/2007 to 12/31/2007............................................................   1.626332   1.558567     655,923
   01/01/2008 to 12/31/2008............................................................   1.558567   0.947261     667,875
   01/01/2009 to 12/31/2009............................................................   0.947261   1.276202     632,747
   01/01/2010 to 12/31/2010............................................................   1.276202   1.544600     520,149
   01/01/2011 to 12/31/2011............................................................   1.544600   1.441366     484,267
   01/01/2012 to 12/31/2012............................................................   1.441366   1.494842     470,720
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.696033   0.940753     582,434
   01/01/2004 to 12/31/2004............................................................   0.940753   1.105307     803,232
   01/01/2005 to 12/31/2005............................................................   1.105307   1.229715     911,294
   01/01/2006 to 12/31/2006............................................................   1.229715   1.519726     952,063
   01/01/2007 to 12/31/2007............................................................   1.519726   1.654467   1,049,635
   01/01/2008 to 12/31/2008............................................................   1.654467   0.942003     939,905
   01/01/2009 to 12/31/2009............................................................   0.942003   1.190486     811,051
   01/01/2010 to 12/31/2010............................................................   1.190486   1.265573     628,288
   01/01/2011 to 12/31/2011............................................................   1.265573   1.089059     601,408
   01/01/2012 to 12/31/2012............................................................   1.089059   1.266123     505,997
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................   1.270564   1.474674     317,979
   01/01/2011 to 12/31/2011............................................................   1.474674   1.352203     333,496
   01/01/2012 to 12/31/2012............................................................   1.352203   1.455599     270,800
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003............................................................   0.809819   1.133534     167,196
   01/01/2004 to 04/30/2004............................................................   1.133534   1.122903     220,307
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-
   Account))
   01/01/2003 to 12/31/2003............................................................   1.075284   1.422361     192,066
   01/01/2004 to 12/31/2004............................................................   1.422361   1.636902     440,269
   01/01/2005 to 12/31/2005............................................................   1.636902   1.720049     419,491
   01/01/2006 to 12/31/2006............................................................   1.720049   1.890367     415,992
   01/01/2007 to 12/31/2007............................................................   1.890367   2.013099     372,476
   01/01/2008 to 12/31/2008............................................................   2.013099   0.883788     398,951
   01/01/2009 to 12/31/2009............................................................   0.883788   1.162572     339,465
   01/01/2010 to 04/30/2010............................................................   1.162572   1.257845           0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................   1.604973   1.804450     222,843
   01/01/2005 to 12/31/2005............................................................   1.804450   1.847164     355,953
   01/01/2006 to 12/31/2006............................................................   1.847164   2.118949     472,478
   01/01/2007 to 12/31/2007............................................................   2.118949   2.010179     600,038
   01/01/2008 to 12/31/2008............................................................   2.010179   1.216697     591,850
   01/01/2009 to 12/31/2009............................................................   1.216697   1.352410     616,772
   01/01/2010 to 12/31/2010............................................................   1.352410   1.616618     488,592
   01/01/2011 to 12/31/2011............................................................   1.616618   1.680298     396,941
   01/01/2012 to 12/31/2012............................................................   1.680298   1.816584     362,193

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.079667    1.594479  2,609,789
   01/01/2004 to 12/31/2004......................................   1.594479    1.808899  2,962,805
   01/01/2005 to 12/31/2005......................................   1.808899    1.852548  2,489,094
   01/01/2006 to 12/31/2006......................................   1.852548    2.128758  2,117,927
   01/01/2007 to 12/31/2007......................................   2.128758    2.021883  1,717,184
   01/01/2008 to 12/31/2008......................................   2.021883    1.224865  1,292,329
   01/01/2009 to 12/31/2009......................................   1.224865    1.362538  1,153,377
   01/01/2010 to 12/31/2010......................................   1.362538    1.630209  1,021,423
   01/01/2011 to 12/31/2011......................................   1.630209    1.695256    955,958
   01/01/2012 to 12/31/2012......................................   1.695256    1.835234    826,283
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.914246    8.587712      2,657
   01/01/2006 to 12/31/2006......................................   8.587712    9.104520     13,369
   01/01/2007 to 12/31/2007......................................   9.104520   10.249730     23,633
   01/01/2008 to 12/31/2008......................................  10.249730    5.458219     28,632
   01/01/2009 to 12/31/2009......................................   5.458219    7.726829     24,397
   01/01/2010 to 12/31/2010......................................   7.726829    8.327098     26,481
   01/01/2011 to 12/31/2011......................................   8.327098    8.090119     23,020
   01/01/2012 to 12/31/2012......................................   8.090119    9.098391          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.661659   14.595923      1,409
   01/01/2005 to 12/31/2005......................................  14.595923   16.676933     12,488
   01/01/2006 to 12/31/2006......................................  16.676933   19.115723     26,274
   01/01/2007 to 12/31/2007......................................  19.115723   20.008676     29,730
   01/01/2008 to 12/31/2008......................................  20.008676   11.715866     30,264
   01/01/2009 to 12/31/2009......................................  11.715866   16.135099     25,868
   01/01/2010 to 12/31/2010......................................  16.135099   18.426604     27,519
   01/01/2011 to 12/31/2011......................................  18.426604   16.626982     26,957
   01/01/2012 to 12/31/2012......................................  16.626982   19.846361     28,528
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.962500   11.062311      1,317
   01/01/2007 to 12/31/2007......................................  11.062311   12.073372     14,028
   01/01/2008 to 12/31/2008......................................  12.073372   11.073782     76,344
   01/01/2009 to 12/31/2009......................................  11.073782   12.877863     90,674
   01/01/2010 to 12/31/2010......................................  12.877863   13.670753    130,120
   01/01/2011 to 12/31/2011......................................  13.670753   14.968195    123,261
   01/01/2012 to 12/31/2012......................................  14.968195   16.090600    104,534
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.133503    1.164719  4,369,658
   01/01/2004 to 12/31/2004......................................   1.164719    1.204478  5,126,077
   01/01/2005 to 12/31/2005......................................   1.204478    1.213264  5,707,109
   01/01/2006 to 12/31/2006......................................   1.213264    1.249248  5,265,586
   01/01/2007 to 12/31/2007......................................   1.249248    1.323636  4,996,764
   01/01/2008 to 12/31/2008......................................   1.323636    1.309221  4,389,804
   01/01/2009 to 12/31/2009......................................   1.309221    1.522255  3,810,662
   01/01/2010 to 12/31/2010......................................   1.522255    1.622120  4,134,272
   01/01/2011 to 12/31/2011......................................   1.622120    1.648685  3,872,102
   01/01/2012 to 12/31/2012......................................   1.648685    1.774575  3,656,832
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.761714   10.920777      3,585

                                                 1.50% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.295504    0.458700  1,054,382
   01/01/2004 to 12/31/2004...................   0.458700    0.432367  1,010,293
   01/01/2005 to 12/31/2005...................   0.432367    0.472869    728,402
   01/01/2006 to 12/31/2006...................   0.472869    0.490754    751,258
   01/01/2007 to 12/31/2007...................   0.490754    0.635801    835,795
   01/01/2008 to 12/31/2008...................   0.635801    0.347899    872,931
   01/01/2009 to 12/31/2009...................   0.347899    0.544840    710,293
   01/01/2010 to 12/31/2010...................   0.544840    0.685356    618,967
   01/01/2011 to 12/31/2011...................   0.685356    0.608363    590,713
   01/01/2012 to 12/31/2012...................   0.608363    0.671879    547,551
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.923380    1.325456    811,431
   01/01/2004 to 12/31/2004...................   1.325456    1.532894  1,053,344
   01/01/2005 to 12/31/2005...................   1.532894    1.575077  1,141,584
   01/01/2006 to 12/31/2006...................   1.575077    1.824484  1,150,995
   01/01/2007 to 12/31/2007...................   1.824484    1.766538  1,056,001
   01/01/2008 to 12/31/2008...................   1.766538    1.154218    775,592
   01/01/2009 to 12/31/2009...................   1.154218    1.428804    806,822
   01/01/2010 to 12/31/2010...................   1.428804    1.781647    735,907
   01/01/2011 to 12/31/2011...................   1.781647    1.679929    605,072
   01/01/2012 to 12/31/2012...................   1.679929    1.920416    499,536
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010729    1.067415     38,277
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.507342   11.147068          0
   01/01/2007 to 12/31/2007...................  11.147068   11.573039      4,198
   01/01/2008 to 12/31/2008...................  11.573039    8.543334      5,888
   01/01/2009 to 12/31/2009...................   8.543334   10.510685     20,743
   01/01/2010 to 12/31/2010...................  10.510685   11.621510     22,776
   01/01/2011 to 12/31/2011...................  11.621510   11.570323     32,727
   01/01/2012 to 12/31/2012...................  11.570323   12.861209     26,632
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.698105   11.401556        191
   01/01/2007 to 12/31/2007...................  11.401556   11.861953      1,678
   01/01/2008 to 12/31/2008...................  11.861953    7.832534      1,308
   01/01/2009 to 12/31/2009...................   7.832534    9.961190      9,476
   01/01/2010 to 12/31/2010...................   9.961190   11.201872     18,502
   01/01/2011 to 12/31/2011...................  11.201872   10.800482     16,030
   01/01/2012 to 12/31/2012...................  10.800482   12.238157     15,519
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.110588    1.202656    122,399
   01/01/2005 to 12/31/2005...................   1.202656    1.259769    390,181
   01/01/2006 to 12/31/2006...................   1.259769    1.400941    445,110
   01/01/2007 to 12/31/2007...................   1.400941    1.506262    521,122
   01/01/2008 to 12/31/2008...................   1.506262    0.860547    565,354
   01/01/2009 to 12/31/2009...................   0.860547    1.212574    498,189
   01/01/2010 to 12/31/2010...................   1.212574    1.394539    465,802
   01/01/2011 to 12/31/2011...................   1.394539    1.355476    394,779
   01/01/2012 to 12/31/2012...................   1.355476    1.584536    357,711

                                                                                  1.50% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.453700   0.610707     903,798
   01/01/2004 to 12/31/2004....................................................   0.610707   0.708818   1,758,734
   01/01/2005 to 12/31/2005....................................................   0.708818   0.800433   1,902,184
   01/01/2006 to 12/31/2006....................................................   0.800433   0.837155   2,333,048
   01/01/2007 to 12/31/2007....................................................   0.837155   0.970072   2,459,844
   01/01/2008 to 12/31/2008....................................................   0.970072   0.575745   2,313,511
   01/01/2009 to 12/31/2009....................................................   0.575745   0.825080   1,914,539
   01/01/2010 to 12/31/2010....................................................   0.825080   1.037814   1,636,922
   01/01/2011 to 12/31/2011....................................................   1.037814   1.005549   1,488,248
   01/01/2012 to 12/31/2012....................................................   1.005549   1.126032   1,335,527
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.229301   1.309708      17,031
   01/01/2005 to 12/31/2005....................................................   1.309708   1.428520      71,287
   01/01/2006 to 12/31/2006....................................................   1.428520   1.458370     124,002
   01/01/2007 to 12/31/2007....................................................   1.458370   1.573486     150,134
   01/01/2008 to 12/31/2008....................................................   1.573486   0.987061     136,618
   01/01/2009 to 12/31/2009....................................................   0.987061   1.348039     150,319
   01/01/2010 to 12/31/2010....................................................   1.348039   1.788298     179,058
   01/01/2011 to 12/31/2011....................................................   1.788298   1.787222     213,487
   01/01/2012 to 12/31/2012....................................................   1.787222   2.040553     214,639
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.848098   1.957932     154,913
   01/01/2005 to 12/31/2005....................................................   1.957932   1.978274     452,037
   01/01/2006 to 12/31/2006....................................................   1.978274   2.042940     685,469
   01/01/2007 to 12/31/2007....................................................   2.042940   2.086898     731,381
   01/01/2008 to 12/31/2008....................................................   2.086898   1.742795     664,418
   01/01/2009 to 12/31/2009....................................................   1.742795   2.264412     500,756
   01/01/2010 to 12/31/2010....................................................   2.264412   2.508548     484,014
   01/01/2011 to 12/31/2011....................................................   2.508548   2.615499     412,910
   01/01/2012 to 12/31/2012....................................................   2.615499   2.867320     367,022
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.699410   1.883316   1,201,121
   01/01/2004 to 12/31/2004....................................................   1.883316   1.975363   1,377,461
   01/01/2005 to 12/31/2005....................................................   1.975363   1.998034   1,218,517
   01/01/2006 to 12/31/2006....................................................   1.998034   2.063928   1,227,596
   01/01/2007 to 12/31/2007....................................................   2.063928   2.112091   1,130,430
   01/01/2008 to 12/31/2008....................................................   2.112091   1.766103     887,376
   01/01/2009 to 12/31/2009....................................................   1.766103   2.296146     684,395
   01/01/2010 to 12/31/2010....................................................   2.296146   2.547507     631,824
   01/01/2011 to 12/31/2011....................................................   2.547507   2.658387     599,922
   01/01/2012 to 12/31/2012....................................................   2.658387   2.914444     544,022
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.527541   1.562924     208,245
   01/01/2005 to 12/31/2005....................................................   1.562924   1.561134     587,526
   01/01/2006 to 12/31/2006....................................................   1.561134   1.598163     831,499
   01/01/2007 to 12/31/2007....................................................   1.598163   1.637739     905,121
   01/01/2008 to 12/31/2008....................................................   1.637739   1.604705     793,327
   01/01/2009 to 12/31/2009....................................................   1.604705   1.645316     751,428
   01/01/2010 to 12/31/2010....................................................   1.645316   1.709846     661,066
   01/01/2011 to 12/31/2011....................................................   1.709846   1.773154     623,048
   01/01/2012 to 12/31/2012....................................................   1.773154   1.799849     529,995

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.555340    1.555910  1,725,027
   01/01/2004 to 12/31/2004.......................................   1.555910    1.575680  1,601,190
   01/01/2005 to 12/31/2005.......................................   1.575680    1.576803  1,459,605
   01/01/2006 to 12/31/2006.......................................   1.576803    1.615138  1,156,287
   01/01/2007 to 12/31/2007.......................................   1.615138    1.656709  1,037,174
   01/01/2008 to 12/31/2008.......................................   1.656709    1.624992    758,148
   01/01/2009 to 12/31/2009.......................................   1.624992    1.667804    655,983
   01/01/2010 to 12/31/2010.......................................   1.667804    1.736148    645,067
   01/01/2011 to 12/31/2011.......................................   1.736148    1.800706    625,245
   01/01/2012 to 12/31/2012.......................................   1.800706    1.829585    523,333
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.365473   15.044153     29,868
   01/01/2007 to 12/31/2007.......................................  15.044153   15.273800     79,642
   01/01/2008 to 12/31/2008.......................................  15.273800   13.605087     77,554
   01/01/2009 to 12/31/2009.......................................  13.605087   15.054376     81,173
   01/01/2010 to 12/31/2010.......................................  15.054376   15.746605     67,536
   01/01/2011 to 12/31/2011.......................................  15.746605   16.418637     52,166
   01/01/2012 to 12/31/2012.......................................  16.418637   16.999219     50,927
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.063984    1.605210    756,241
   01/01/2004 to 12/31/2004.......................................   1.605210    1.906657  1,228,886
   01/01/2005 to 12/31/2005.......................................   1.906657    2.348696  1,558,812
   01/01/2006 to 12/31/2006.......................................   2.348696    2.863241  1,686,405
   01/01/2007 to 12/31/2007.......................................   2.863241    3.416153  1,719,437
   01/01/2008 to 12/31/2008.......................................   3.416153    1.560096  1,613,728
   01/01/2009 to 12/31/2009.......................................   1.560096    2.472745  1,498,135
   01/01/2010 to 12/31/2010.......................................   2.472745    2.974524  1,256,273
   01/01/2011 to 12/31/2011.......................................   2.974524    2.363400  1,006,522
   01/01/2012 to 12/31/2012.......................................   2.363400    2.744327    906,930
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   8.006151   10.763174    527,329
   01/01/2004 to 12/31/2004.......................................  10.763174   11.897655    656,687
   01/01/2005 to 12/31/2005.......................................  11.897655   13.584985    722,468
   01/01/2006 to 12/31/2006.......................................  13.584985   14.713987    748,164
   01/01/2007 to 12/31/2007.......................................  14.713987   16.242628    714,807
   01/01/2008 to 12/31/2008.......................................  16.242628    8.941966    711,350
   01/01/2009 to 12/31/2009.......................................   8.941966   12.249922    631,054
   01/01/2010 to 12/31/2010.......................................  12.249922   14.286292    539,286
   01/01/2011 to 12/31/2011.......................................  14.286292   13.438512    478,711
   01/01/2012 to 12/31/2012.......................................  13.438512   15.566614    397,063
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.436681    8.376130    567,631
   01/01/2004 to 12/31/2004.......................................   8.376130    9.084320    828,577
   01/01/2005 to 12/31/2005.......................................   9.084320    9.447825    853,967
   01/01/2006 to 12/31/2006.......................................   9.447825   10.695891    820,646
   01/01/2007 to 12/31/2007.......................................  10.695891   11.039317    770,415
   01/01/2008 to 12/31/2008.......................................  11.039317    6.741546    659,371
   01/01/2009 to 12/31/2009.......................................   6.741546    8.694195    575,944
   01/01/2010 to 12/31/2010.......................................   8.694195    9.519695    556,073
   01/01/2011 to 12/31/2011.......................................   9.519695    9.183687    527,050
   01/01/2012 to 12/31/2012.......................................   9.183687   10.601112    469,056

                                                                        1.60% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.60
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.198694   10.532760     17,199
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008246    7.002004    343,103
   01/01/2009 to 12/31/2009..........................................   7.002004    8.911692  1,082,217
   01/01/2010 to 12/31/2010..........................................   8.911692    9.836843  1,417,238
   01/01/2011 to 12/31/2011..........................................   9.836843    9.475073  1,235,194
   01/01/2012 to 12/31/2012..........................................   9.475073   10.585346  1,117,169
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998247    6.351042  1,300,442
   01/01/2009 to 12/31/2009..........................................   6.351042    8.377798  1,965,849
   01/01/2010 to 12/31/2010..........................................   8.377798    9.356557  1,974,898
   01/01/2011 to 12/31/2011..........................................   9.356557    8.772520  1,797,289
   01/01/2012 to 12/31/2012..........................................   8.772520   10.027479  1,733,782
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018246    7.674798    201,387
   01/01/2009 to 12/31/2009..........................................   7.674798    9.320112    197,187
   01/01/2010 to 12/31/2010..........................................   9.320112   10.080905    273,340
   01/01/2011 to 12/31/2011..........................................  10.080905    9.940203    266,863
   01/01/2012 to 12/31/2012..........................................   9.940203   10.841861    255,514
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.130359   11.521580     33,343
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.151608    1.313784    400,031
   01/01/2005 to 12/31/2005..........................................   1.313784    1.520383  1,378,385
   01/01/2006 to 12/31/2006..........................................   1.520383    1.739128  2,615,140
   01/01/2007 to 12/31/2007..........................................   1.739128    1.883699  2,897,374
   01/01/2008 to 12/31/2008..........................................   1.883699    1.033597  2,629,622
   01/01/2009 to 12/31/2009..........................................   1.033597    1.239811  2,846,717
   01/01/2010 to 12/31/2010..........................................   1.239811    1.303855  2,550,045
   01/01/2011 to 12/31/2011..........................................   1.303855    1.024854  2,128,837
   01/01/2012 to 12/31/2012..........................................   1.024854    1.203828  2,105,229
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.909605    1.144894  4,436,861
   01/01/2004 to 12/31/2004..........................................   1.144894    1.329646  4,016,807
   01/01/2005 to 12/31/2005..........................................   1.329646    1.541538  3,696,610
   01/01/2006 to 12/31/2006..........................................   1.541538    1.763823  3,279,248
   01/01/2007 to 12/31/2007..........................................   1.763823    1.912799  2,838,981
   01/01/2008 to 12/31/2008..........................................   1.912799    1.050323  2,825,418
   01/01/2009 to 12/31/2009..........................................   1.050323    1.260669  2,547,924
   01/01/2010 to 12/31/2010..........................................   1.260669    1.327980  1,913,079
   01/01/2011 to 12/31/2011..........................................   1.327980    1.045809  1,057,656
   01/01/2012 to 12/31/2012..........................................   1.045809    1.228723    530,088
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.213610    1.234725  5,129,426
   01/01/2004 to 12/31/2004..........................................   1.234725    1.261783  5,784,518
   01/01/2005 to 12/31/2005..........................................   1.261783    1.264818  6,912,122
   01/01/2006 to 12/31/2006..........................................   1.264818    1.292260  6,991,520
   01/01/2007 to 12/31/2007..........................................   1.292260    1.356344  6,502,466
   01/01/2008 to 12/31/2008..........................................   1.356344    1.409916  4,672,154
   01/01/2009 to 12/31/2009..........................................   1.409916    1.456633  4,445,478
   01/01/2010 to 12/31/2010..........................................   1.456633    1.515129  3,918,497
   01/01/2011 to 12/31/2011..........................................   1.515129    1.599742  3,168,210
   01/01/2012 to 12/31/2012..........................................   1.599742    1.631282  2,381,263

                                                                 1.60% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  32.508364   35.994014      6,226
   01/01/2005 to 12/31/2005...................................  35.994014   39.119897     11,985
   01/01/2006 to 12/31/2006...................................  39.119897   40.990647     25,657
   01/01/2007 to 12/31/2007...................................  40.990647   48.499263     66,958
   01/01/2008 to 12/31/2008...................................  48.499263   25.848728     62,479
   01/01/2009 to 12/31/2009...................................  25.848728   37.918863    151,327
   01/01/2010 to 12/31/2010...................................  37.918863   42.912713     85,025
   01/01/2011 to 12/31/2011...................................  42.912713   40.862614     75,415
   01/01/2012 to 12/31/2012...................................  40.862614   44.510201     66,965
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   4.034315    4.191937  2,401,613
   01/01/2004 to 12/31/2004...................................   4.191937    4.297336  3,094,533
   01/01/2005 to 12/31/2005...................................   4.297336    4.320432  4,312,982
   01/01/2006 to 12/31/2006...................................   4.320432    4.427948  3,954,970
   01/01/2007 to 12/31/2007...................................   4.427948    4.619701  3,816,270
   01/01/2008 to 12/31/2008...................................   4.619701    4.379560  2,886,691
   01/01/2009 to 12/31/2009...................................   4.379560    4.705861  2,624,366
   01/01/2010 to 12/31/2010...................................   4.705861    5.004868  3,192,164
   01/01/2011 to 12/31/2011...................................   5.004868    5.236159  1,457,905
   01/01/2012 to 12/31/2012...................................   5.236159    5.527815  1,126,710
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  34.093929   36.736393      7,701
   01/01/2005 to 12/31/2005...................................  36.736393   37.174095     23,463
   01/01/2006 to 12/31/2006...................................  37.174095   40.334109     35,511
   01/01/2007 to 12/31/2007...................................  40.334109   41.919801     53,396
   01/01/2008 to 12/31/2008...................................  41.919801   30.953714     27,622
   01/01/2009 to 12/31/2009...................................  30.953714   35.641330     36,070
   01/01/2010 to 12/31/2010...................................  35.641330   38.342944     29,434
   01/01/2011 to 12/31/2011...................................  38.342944   39.089939     20,419
   01/01/2012 to 12/31/2012...................................  39.089939   43.123878     24,798
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.954137   10.262692     27,730
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.446233    7.500074    274,351
   01/01/2008 to 12/31/2008...................................   7.500074    4.627073    227,398
   01/01/2009 to 12/31/2009...................................   4.627073    5.427770    239,159
   01/01/2010 to 12/31/2010...................................   5.427770    6.006949    197,801
   01/01/2011 to 12/31/2011...................................   6.006949    5.926883    192,943
   01/01/2012 to 12/31/2012...................................   5.926883    6.614620    153,943
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.520215    5.778902    322,231
   01/01/2004 to 12/31/2004...................................   5.778902    6.289633    386,337
   01/01/2005 to 12/31/2005...................................   6.289633    6.395385    418,886
   01/01/2006 to 12/31/2006...................................   6.395385    7.164865    335,997
   01/01/2007 to 04/27/2007...................................   7.164865    7.509116          0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.064844    1.173163    476,148
   01/01/2005 to 12/31/2005...................................   1.173163    1.218756  1,280,389
   01/01/2006 to 12/31/2006...................................   1.218756    1.428907  1,672,674
   01/01/2007 to 12/31/2007...................................   1.428907    1.450105  1,991,701
   01/01/2008 to 12/31/2008...................................   1.450105    0.925997  2,112,181
   01/01/2009 to 12/31/2009...................................   0.925997    1.012034  2,641,701
   01/01/2010 to 12/31/2010...................................   1.012034    1.084873  2,383,462
   01/01/2011 to 12/31/2011...................................   1.084873    1.089573  2,090,549
   01/01/2012 to 12/31/2012...................................   1.089573    1.221972  2,429,703

                                                              1.60% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.791346    1.054567  1,364,519
   01/01/2004 to 12/31/2004................................   1.054567    1.176032  2,292,827
   01/01/2005 to 12/31/2005................................   1.176032    1.223282  2,034,555
   01/01/2006 to 12/31/2006................................   1.223282    1.435118  1,779,644
   01/01/2007 to 12/31/2007................................   1.435118    1.458424  1,891,041
   01/01/2008 to 12/31/2008................................   1.458424    0.932324  1,715,065
   01/01/2009 to 12/31/2009................................   0.932324    1.020074  1,329,302
   01/01/2010 to 12/31/2010................................   1.020074    1.094268    923,574
   01/01/2011 to 12/31/2011................................   1.094268    1.099844    802,413
   01/01/2012 to 12/31/2012................................   1.099844    1.235314    450,912
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.275739    2.490322    153,254
   01/01/2005 to 12/31/2005................................   2.490322    2.616426    397,216
   01/01/2006 to 12/31/2006................................   2.616426    2.675056    426,097
   01/01/2007 to 12/31/2007................................   2.675056    3.117578    638,572
   01/01/2008 to 12/31/2008................................   3.117578    1.942240    690,266
   01/01/2009 to 12/31/2009................................   1.942240    2.609175    764,763
   01/01/2010 to 12/31/2010................................   2.609175    3.067709    676,656
   01/01/2011 to 12/31/2011................................   3.067709    2.742701    612,883
   01/01/2012 to 12/31/2012................................   2.742701    3.078764    602,295
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.763654   16.936242      2,256
   01/01/2007 to 12/31/2007................................  16.936242   17.286384      9,763
   01/01/2008 to 12/31/2008................................  17.286384    9.364494     13,130
   01/01/2009 to 05/01/2009................................   9.364494    9.766201          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.768199    2.347597  2,586,749
   01/01/2004 to 12/31/2004................................   2.347597    2.509078  2,976,657
   01/01/2005 to 12/31/2005................................   2.509078    2.638548  2,404,338
   01/01/2006 to 12/31/2006................................   2.638548    2.700590  1,993,676
   01/01/2007 to 12/31/2007................................   2.700590    3.150282  1,453,551
   01/01/2008 to 12/31/2008................................   3.150282    1.964562  1,270,692
   01/01/2009 to 12/31/2009................................   1.964562    2.641460  1,069,799
   01/01/2010 to 12/31/2010................................   2.641460    3.109673    822,059
   01/01/2011 to 12/31/2011................................   3.109673    2.783028    390,683
   01/01/2012 to 12/31/2012................................   2.783028    3.126832    188,765
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.138245    2.115984  6,920,157
   01/01/2004 to 12/31/2004................................   2.115984    2.097591  5,191,065
   01/01/2005 to 12/31/2005................................   2.097591    2.118816  5,282,218
   01/01/2006 to 12/31/2006................................   2.118816    2.180179  5,425,763
   01/01/2007 to 12/31/2007................................   2.180179    2.248677  8,104,376
   01/01/2008 to 12/31/2008................................   2.248677    2.270405 12,302,981
   01/01/2009 to 12/31/2009................................   2.270405    2.240024  6,959,804
   01/01/2010 to 12/31/2010................................   2.240024    2.204467  4,172,301
   01/01/2011 to 12/31/2011................................   2.204467    2.169569  3,697,993
   01/01/2012 to 12/31/2012................................   2.169569    2.134943  1,989,584
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998685   12.816450    145,132
   01/01/2005 to 12/31/2005................................  12.816450   14.289435    541,088
   01/01/2006 to 12/31/2006................................  14.289435   19.348461  1,239,217
   01/01/2007 to 12/31/2007................................  19.348461   16.182460    850,779
   01/01/2008 to 12/31/2008................................  16.182460    9.288285    955,453
   01/01/2009 to 12/31/2009................................   9.288285   12.315898    828,565
   01/01/2010 to 12/31/2010................................  12.315898   14.072737    715,058
   01/01/2011 to 12/31/2011................................  14.072737   13.076087    615,139
   01/01/2012 to 12/31/2012................................  13.076087   16.211752    558,038

                                                         1.60% VARIABLE ACCOUNT CHARGE
                                                       ----------------------------------
                                                          AUV AT     AUV AT   ACCUM UNITS
                                                       BEGINNING OF ENDING OF   END OF
                                                          PERIOD     PERIOD     PERIOD
                                                       ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.803289   3.013083   1,062,708
   01/01/2005 to 12/31/2005...........................   3.013083   3.261804   3,318,167
   01/01/2006 to 12/31/2006...........................   3.261804   3.669884   4,992,316
   01/01/2007 to 12/31/2007...........................   3.669884   3.768182   5,653,064
   01/01/2008 to 12/31/2008...........................   3.768182   2.242698   5,413,160
   01/01/2009 to 12/31/2009...........................   2.242698   2.905666   5,348,830
   01/01/2010 to 12/31/2010...........................   2.905666   3.194462   5,124,551
   01/01/2011 to 12/31/2011...........................   3.194462   3.009645   4,141,541
   01/01/2012 to 12/31/2012...........................   3.009645   3.335303   3,694,865
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   2.141196   2.754899   5,717,905
   01/01/2004 to 12/31/2004...........................   2.754899   3.040225   7,252,181
   01/01/2005 to 12/31/2005...........................   3.040225   3.295384   6,897,171
   01/01/2006 to 12/31/2006...........................   3.295384   3.710426   6,463,719
   01/01/2007 to 12/31/2007...........................   3.710426   3.813036   5,771,401
   01/01/2008 to 12/31/2008...........................   3.813036   2.271722   5,054,789
   01/01/2009 to 12/31/2009...........................   2.271722   2.947224   4,644,976
   01/01/2010 to 12/31/2010...........................   2.947224   3.243210   3,750,176
   01/01/2011 to 12/31/2011...........................   3.243210   3.058441   2,360,011
   01/01/2012 to 12/31/2012...........................   3.058441   3.391920   1,147,422
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.251096   2.535820      67,352
   01/01/2005 to 12/31/2005...........................   2.535820   2.756018     272,475
   01/01/2006 to 12/31/2006...........................   2.756018   3.028663     352,558
   01/01/2007 to 12/31/2007...........................   3.028663   3.097746     368,084
   01/01/2008 to 12/31/2008...........................   3.097746   1.856436     311,288
   01/01/2009 to 12/31/2009...........................   1.856436   2.219517     314,850
   01/01/2010 to 12/31/2010...........................   2.219517   2.496174     257,707
   01/01/2011 to 12/31/2011...........................   2.496174   2.299788     207,476
   01/01/2012 to 12/31/2012...........................   2.299788   2.613221     148,553
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   1.835790   2.289801     347,415
   01/01/2004 to 12/31/2004...........................   2.289801   2.558969     449,648
   01/01/2005 to 12/31/2005...........................   2.558969   2.783606     454,362
   01/01/2006 to 12/31/2006...........................   2.783606   3.061937     528,401
   01/01/2007 to 12/31/2007...........................   3.061937   3.134854     430,049
   01/01/2008 to 12/31/2008...........................   3.134854   1.880800     358,925
   01/01/2009 to 12/31/2009...........................   1.880800   2.251836     316,008
   01/01/2010 to 12/31/2010...........................   2.251836   2.535159     225,222
   01/01/2011 to 12/31/2011...........................   2.535159   2.337874     127,394
   01/01/2012 to 12/31/2012...........................   2.337874   2.659216      45,470
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...........................   0.872394   1.170223     628,467
   01/01/2004 to 12/31/2004...........................   1.170223   1.387961   2,665,170
   01/01/2005 to 12/31/2005...........................   1.387961   1.560464   4,478,652
   01/01/2006 to 12/31/2006...........................   1.560464   1.978812   6,010,303
   01/01/2007 to 12/31/2007...........................   1.978812   1.925450   7,243,154
   01/01/2008 to 12/31/2008...........................   1.925450   1.120108   6,334,852
   01/01/2009 to 12/31/2009...........................   1.120108   1.709297   5,918,182
   01/01/2010 to 12/31/2010...........................   1.709297   1.958394   5,526,228
   01/01/2011 to 12/31/2011...........................   1.958394   1.652603   4,649,431
   01/01/2012 to 12/31/2012...........................   1.652603   2.101964   3,711,763

                                                                  1.60% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................    0.881613    1.172603    631,384
   01/01/2004 to 12/31/2004...................................    1.172603    1.392678    985,471
   01/01/2005 to 12/31/2005...................................    1.392678    1.566275  1,211,368
   01/01/2006 to 12/31/2006...................................    1.566275    1.988285  1,441,994
   01/01/2007 to 12/31/2007...................................    1.988285    1.936990  1,563,307
   01/01/2008 to 12/31/2008...................................    1.936990    1.127931  1,168,484
   01/01/2009 to 12/31/2009...................................    1.127931    1.723506  1,070,177
   01/01/2010 to 12/31/2010...................................    1.723506    1.976130    875,256
   01/01/2011 to 12/31/2011...................................    1.976130    1.670209    386,967
   01/01/2012 to 12/31/2012...................................    1.670209    2.124674    162,309
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.010680    1.046550    164,335
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.845217    1.155091    812,272
   01/01/2004 to 12/31/2004...................................    1.155091    1.209826  1,198,175
   01/01/2005 to 12/31/2005...................................    1.209826    1.289097  1,244,197
   01/01/2006 to 12/31/2006...................................    1.289097    1.448622  1,132,529
   01/01/2007 to 12/31/2007...................................    1.448622    1.583328    995,467
   01/01/2008 to 12/31/2008...................................    1.583328    0.954672    809,830
   01/01/2009 to 12/31/2009...................................    0.954672    1.257262    750,420
   01/01/2010 to 12/31/2010...................................    1.257262    1.561286    846,487
   01/01/2011 to 12/31/2011...................................    1.561286    1.519941    700,792
   01/01/2012 to 12/31/2012...................................    1.519941    1.768372    497,949
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  138.687693  169.905578     26,816
   01/01/2008 to 12/31/2008...................................  169.905578   96.980909     32,804
   01/01/2009 to 12/31/2009...................................   96.980909  136.342794     48,381
   01/01/2010 to 12/31/2010...................................  136.342794  146.788713     38,627
   01/01/2011 to 12/31/2011...................................  146.788713  133.563436     32,692
   01/01/2012 to 12/31/2012...................................  133.563436  161.025824     28,661
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.402856    0.483272    168,238
   01/01/2006 to 12/31/2006...................................    0.483272    0.487625    556,762
   01/01/2007 to 12/31/2007...................................    0.487625    0.534493    865,603
   01/01/2008 to 12/31/2008...................................    0.534493    0.333751  1,086,531
   01/01/2009 to 12/31/2009...................................    0.333751    0.458401  2,123,425
   01/01/2010 to 12/31/2010...................................    0.458401    0.502168  1,981,569
   01/01/2011 to 12/31/2011...................................    0.502168    0.495309    874,770
   01/01/2012 to 12/31/2012...................................    0.495309    0.563234  1,371,578
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.880913    8.545877     11,867
   01/01/2006 to 12/31/2006...................................    8.545877    9.051134     46,263
   01/01/2007 to 12/31/2007...................................    9.051134   10.179389     69,786
   01/01/2008 to 12/31/2008...................................   10.179389    5.415309     66,569
   01/01/2009 to 12/31/2009...................................    5.415309    7.658423     63,957
   01/01/2010 to 12/31/2010...................................    7.658423    8.245136     79,095
   01/01/2011 to 12/31/2011...................................    8.245136    8.002498     53,784
   01/01/2012 to 04/27/2012...................................    8.002498    8.996921          0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.419194    0.437040     24,491
   01/01/2005 to 04/30/2005...................................    0.437040    0.398036          0

                                                                      1.60% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................   0.403125   0.484295   1,724,232
   01/01/2006 to 12/31/2006........................................   0.484295   0.489014   1,722,112
   01/01/2007 to 12/31/2007........................................   0.489014   0.536762   1,494,296
   01/01/2008 to 12/31/2008........................................   0.536762   0.335025   1,110,516
   01/01/2009 to 12/31/2009........................................   0.335025   0.461202   1,080,206
   01/01/2010 to 12/31/2010........................................   0.461202   0.505816     678,936
   01/01/2011 to 12/31/2011........................................   0.505816   0.499332     371,189
   01/01/2012 to 12/31/2012........................................   0.499332   0.567917     288,455
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................   0.342997   0.424301   2,398,264
   01/01/2004 to 12/31/2004........................................   0.424301   0.437034   2,207,783
   01/01/2005 to 04/30/2005........................................   0.437034   0.401990           0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................   1.012734   1.048593      60,020
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.526708   0.673354   1,888,348
   01/01/2004 to 12/31/2004........................................   0.673354   0.718569   2,666,632
   01/01/2005 to 12/31/2005........................................   0.718569   0.803205   2,569,232
   01/01/2006 to 12/31/2006........................................   0.803205   0.776748   2,452,280
   01/01/2007 to 12/31/2007........................................   0.776748   0.781679   1,969,114
   01/01/2008 to 12/31/2008........................................   0.781679   0.468829   1,728,104
   01/01/2009 to 12/31/2009........................................   0.468829   0.613468   1,649,512
   01/01/2010 to 12/31/2010........................................   0.613468   0.747347   1,636,425
   01/01/2011 to 12/31/2011........................................   0.747347   0.759394   1,326,936
   01/01/2012 to 12/31/2012........................................   0.759394   0.885583   1,111,279
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.224239   9.876039      34,099
   01/01/2007 to 12/31/2007........................................   9.876039   9.144376      41,035
   01/01/2008 to 12/31/2008........................................   9.144376   4.083941      42,801
   01/01/2009 to 12/31/2009........................................   4.083941   5.545172      41,040
   01/01/2010 to 12/31/2010........................................   5.545172   5.857469      51,672
   01/01/2011 to 04/29/2011........................................   5.857469   6.224246           0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.629150   0.569946   1,043,722
   01/01/2012 to 12/31/2012........................................   0.569946   0.664987     554,798
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.930056   0.996155   1,315,099
   01/01/2007 to 12/31/2007........................................   0.996155   0.923287   1,022,112
   01/01/2008 to 12/31/2008........................................   0.923287   0.412699   1,135,168
   01/01/2009 to 12/31/2009........................................   0.412699   0.560330     919,682
   01/01/2010 to 12/31/2010........................................   0.560330   0.592106     780,819
   01/01/2011 to 04/29/2011........................................   0.592106   0.629232           0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.295429   2.597547     183,662
   01/01/2005 to 12/31/2005........................................   2.597547   2.727115     505,031
   01/01/2006 to 12/31/2006........................................   2.727115   3.123967     957,556
   01/01/2007 to 12/31/2007........................................   3.123967   3.431486   2,028,104
   01/01/2008 to 12/31/2008........................................   3.431486   2.159249   1,740,851
   01/01/2009 to 12/31/2009........................................   2.159249   2.760921   1,478,267
   01/01/2010 to 12/31/2010........................................   2.760921   3.456441   1,273,978
   01/01/2011 to 12/31/2011........................................   3.456441   3.413210   1,210,894
   01/01/2012 to 12/31/2012........................................   3.413210   3.838000   1,098,005

                                                               1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   1.706287   2.288457   1,349,652
   01/01/2004 to 12/31/2004.................................   2.288457   2.617001   1,804,117
   01/01/2005 to 12/31/2005.................................   2.617001   2.749980   1,741,936
   01/01/2006 to 12/31/2006.................................   2.749980   3.153181   1,606,420
   01/01/2007 to 12/31/2007.................................   3.153181   3.466862   1,599,847
   01/01/2008 to 12/31/2008.................................   3.466862   2.183704   1,440,440
   01/01/2009 to 12/31/2009.................................   2.183704   2.794852   1,229,223
   01/01/2010 to 12/31/2010.................................   2.794852   3.502507     939,987
   01/01/2011 to 12/31/2011.................................   3.502507   3.462209     677,609
   01/01/2012 to 12/31/2012.................................   3.462209   3.896896     350,579
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.622137   0.885371   2,760,571
   01/01/2004 to 12/31/2004.................................   0.885371   0.968406   3,158,601
   01/01/2005 to 12/31/2005.................................   0.968406   0.994928   3,827,136
   01/01/2006 to 12/31/2006.................................   0.994928   1.074352   3,681,568
   01/01/2007 to 12/31/2007.................................   1.074352   1.102825   3,297,131
   01/01/2008 to 12/31/2008.................................   1.102825   0.636943   2,906,450
   01/01/2009 to 12/31/2009.................................   0.636943   0.812851   2,770,303
   01/01/2010 to 12/31/2010.................................   0.812851   1.050723   2,328,039
   01/01/2011 to 12/31/2011.................................   1.050723   1.062467   2,023,835
   01/01/2012 to 12/31/2012.................................   1.062467   1.159415   1,548,049
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.326209   1.555220   3,140,944
   01/01/2004 to 12/31/2004.................................   1.555220   1.655460   4,755,082
   01/01/2005 to 12/31/2005.................................   1.655460   1.653585   5,998,505
   01/01/2006 to 12/31/2006.................................   1.653585   1.776280   6,366,804
   01/01/2007 to 12/31/2007.................................   1.776280   1.862426   6,614,707
   01/01/2008 to 12/31/2008.................................   1.862426   1.491822   5,097,221
   01/01/2009 to 12/31/2009.................................   1.491822   2.008030   4,515,036
   01/01/2010 to 12/31/2010.................................   2.008030   2.232391   3,921,351
   01/01/2011 to 12/31/2011.................................   2.232391   2.295003   2,916,632
   01/01/2012 to 12/31/2012.................................   2.295003   2.550789   2,409,592
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.465202   2.530822   1,570,605
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.322184   1.771780   1,037,455
   01/01/2004 to 12/31/2004.................................   1.771780   2.138702   2,383,258
   01/01/2005 to 12/31/2005.................................   2.138702   2.355913   3,515,078
   01/01/2006 to 12/31/2006.................................   2.355913   2.578245   4,265,720
   01/01/2007 to 12/31/2007.................................   2.578245   2.618053   3,664,108
   01/01/2008 to 12/31/2008.................................   2.618053   1.353167   3,045,603
   01/01/2009 to 12/31/2009.................................   1.353167   1.967460   2,794,157
   01/01/2010 to 12/31/2010.................................   1.967460   2.440636   2,657,375
   01/01/2011 to 12/31/2011.................................   2.440636   2.241661   2,005,470
   01/01/2012 to 04/27/2012.................................   2.241661   2.477331           0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.946613   3.193249     711,120
   01/01/2005 to 12/31/2005.................................   3.193249   3.447788   1,764,541
   01/01/2006 to 12/31/2006.................................   3.447788   3.806276   2,128,666
   01/01/2007 to 12/31/2007.................................   3.806276   3.480530   2,041,663
   01/01/2008 to 12/31/2008.................................   3.480530   1.844979   1,851,824
   01/01/2009 to 12/31/2009.................................   1.844979   2.563724   1,702,308
   01/01/2010 to 12/31/2010.................................   2.563724   2.895454   1,551,484
   01/01/2011 to 12/31/2011.................................   2.895454   3.034539   1,383,209
   01/01/2012 to 12/31/2012.................................   3.034539   3.331965   1,262,012

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   2.313366    3.015461  6,143,596
   01/01/2004 to 12/31/2004.......................................   3.015461    3.257444  7,256,083
   01/01/2005 to 12/31/2005.......................................   3.257444    3.520483  6,885,431
   01/01/2006 to 12/31/2006.......................................   3.520483    3.890429  5,968,778
   01/01/2007 to 12/31/2007.......................................   3.890429    3.561032  5,186,771
   01/01/2008 to 12/31/2008.......................................   3.561032    1.889525  4,392,851
   01/01/2009 to 12/31/2009.......................................   1.889525    2.628186  3,806,242
   01/01/2010 to 12/31/2010.......................................   2.628186    2.971170  3,100,266
   01/01/2011 to 12/31/2011.......................................   2.971170    3.117036  1,814,270
   01/01/2012 to 12/31/2012.......................................   3.117036    3.425998    906,491
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998247    7.975389     50,460
   01/01/2009 to 12/31/2009.......................................   7.975389   10.033008     55,099
   01/01/2010 to 12/31/2010.......................................  10.033008   11.040934     73,288
   01/01/2011 to 12/31/2011.......................................  11.040934   11.097953     67,370
   01/01/2012 to 12/31/2012.......................................  11.097953   12.285250     88,777
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987809    9.753792      5,406
   01/01/2012 to 12/31/2012.......................................   9.753792   10.020294      2,812
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998247    6.591039      3,983
   01/01/2009 to 12/31/2009.......................................   6.591039    8.100522     37,985
   01/01/2010 to 12/31/2010.......................................   8.100522    8.850774     42,037
   01/01/2011 to 12/31/2011.......................................   8.850774    8.662934     26,728
   01/01/2012 to 12/31/2012.......................................   8.662934    9.711057     19,977
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998247    7.023946     32,441
   01/01/2009 to 12/31/2009.......................................   7.023946    8.886071     42,899
   01/01/2010 to 12/31/2010.......................................   8.886071    9.623591     70,001
   01/01/2011 to 12/31/2011.......................................   9.623591    9.304410     41,077
   01/01/2012 to 12/31/2012.......................................   9.304410   10.632284     35,315
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998247    6.560224      1,439
   01/01/2009 to 12/31/2009.......................................   6.560224    8.562128     15,080
   01/01/2010 to 12/31/2010.......................................   8.562128    9.071628     21,275
   01/01/2011 to 12/31/2011.......................................   9.071628    8.312155     22,391
   01/01/2012 to 12/31/2012.......................................   8.312155    9.996624     49,675
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  12.015386   10.276570    330,420
   01/01/2012 to 12/31/2012.......................................  10.276570   11.805698    270,260
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998685   11.135628     77,705
   01/01/2006 to 12/31/2006.......................................  11.135628   12.675464    117,272
   01/01/2007 to 12/31/2007.......................................  12.675464   12.880927    244,730
   01/01/2008 to 12/31/2008.......................................  12.880927    7.548534    299,115
   01/01/2009 to 12/31/2009.......................................   7.548534    9.767981    249,032
   01/01/2010 to 12/31/2010.......................................   9.767981   11.121367    370,336
   01/01/2011 to 04/29/2011.......................................  11.121367   12.051635          0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.981034   10.430088     17,954

                                                              1.60% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998685   10.285922     19,228
   01/01/2006 to 12/31/2006................................  10.285922   10.820674    157,160
   01/01/2007 to 12/31/2007................................  10.820674   11.241226    459,001
   01/01/2008 to 12/31/2008................................  11.241226    9.470694    852,577
   01/01/2009 to 12/31/2009................................   9.470694   11.233430    904,657
   01/01/2010 to 12/31/2010................................  11.233430   12.166423    895,851
   01/01/2011 to 12/31/2011................................  12.166423   12.363163    870,824
   01/01/2012 to 12/31/2012................................  12.363163   13.282693    868,932
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998685   10.503558    239,186
   01/01/2006 to 12/31/2006................................  10.503558   11.311294  1,100,116
   01/01/2007 to 12/31/2007................................  11.311294   11.666322  1,548,316
   01/01/2008 to 12/31/2008................................  11.666322    9.001247  1,344,836
   01/01/2009 to 12/31/2009................................   9.001247   10.955786  1,171,265
   01/01/2010 to 12/31/2010................................  10.955786   12.024721  1,099,827
   01/01/2011 to 12/31/2011................................  12.024721   11.958392    935,552
   01/01/2012 to 12/31/2012................................  11.958392   13.116385    833,851
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.857786    1.135837  2,419,733
   01/01/2004 to 12/31/2004................................   1.135837    1.293477  3,074,816
   01/01/2005 to 12/31/2005................................   1.293477    1.426031  3,625,618
   01/01/2006 to 12/31/2006................................   1.426031    1.541357  3,779,819
   01/01/2007 to 12/31/2007................................   1.541357    1.630771  3,351,786
   01/01/2008 to 12/31/2008................................   1.630771    1.020994  2,997,819
   01/01/2009 to 12/31/2009................................   1.020994    1.374307  2,708,746
   01/01/2010 to 12/31/2010................................   1.374307    1.704093  2,139,787
   01/01/2011 to 12/31/2011................................   1.704093    1.640413  1,624,962
   01/01/2012 to 12/31/2012................................   1.640413    1.893982  1,312,865
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998685   10.734050    310,272
   01/01/2006 to 12/31/2006................................  10.734050   11.814835  1,557,506
   01/01/2007 to 12/31/2007................................  11.814835   12.131604  3,623,715
   01/01/2008 to 12/31/2008................................  12.131604    8.520078  3,887,940
   01/01/2009 to 12/31/2009................................   8.520078   10.609381  3,708,347
   01/01/2010 to 12/31/2010................................  10.609381   11.816261  3,597,593
   01/01/2011 to 12/31/2011................................  11.816261   11.469905  3,457,375
   01/01/2012 to 12/31/2012................................  11.469905   12.781453  3,041,430
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998685   10.959606    219,068
   01/01/2006 to 12/31/2006................................  10.959606   12.319482  2,977,663
   01/01/2007 to 12/31/2007................................  12.319482   12.589616  6,419,896
   01/01/2008 to 12/31/2008................................  12.589616    8.038528  7,383,995
   01/01/2009 to 12/31/2009................................   8.038528   10.212538  7,076,022
   01/01/2010 to 12/31/2010................................  10.212538   11.527862  6,576,218
   01/01/2011 to 12/31/2011................................  11.527862   10.917303  6,071,950
   01/01/2012 to 12/31/2012................................  10.917303   12.396149  5,638,962
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.612839    3.288101  2,647,636
   01/01/2004 to 12/31/2004................................   3.288101    3.568380  3,377,289
   01/01/2005 to 12/31/2005................................   3.568380    3.665570  3,609,951
   01/01/2006 to 12/31/2006................................   3.665570    4.155390  3,219,809
   01/01/2007 to 12/31/2007................................   4.155390    4.292499  2,789,639
   01/01/2008 to 12/31/2008................................   4.292499    2.650227  2,452,136
   01/01/2009 to 12/31/2009................................   2.650227    3.284211  2,354,533
   01/01/2010 to 12/31/2010................................   3.284211    3.700454  1,978,372
   01/01/2011 to 12/31/2011................................   3.700454    3.701390  1,298,009
   01/01/2012 to 12/31/2012................................   3.701390    4.204309    912,253

                                                                        1.60% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   7.613656   8.428836       7,934
   01/01/2005 to 12/31/2005..........................................   8.428836   8.867953      12,380
   01/01/2006 to 04/30/2006..........................................   8.867953   9.262258      15,310
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.647644   0.774407     911,633
   01/01/2004 to 12/31/2004..........................................   0.774407   0.848030   2,183,123
   01/01/2005 to 12/31/2005..........................................   0.848030   0.893979   1,612,542
   01/01/2006 to 04/30/2006..........................................   0.893979   0.934033           0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.649967   0.792636     764,619
   01/01/2004 to 04/30/2004..........................................   0.792636   0.806454     938,157
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.734602   0.954602   2,308,091
   01/01/2004 to 12/31/2004..........................................   0.954602   1.123160   2,946,010
   01/01/2005 to 12/31/2005..........................................   1.123160   1.286912   3,560,035
   01/01/2006 to 12/31/2006..........................................   1.286912   1.602981   3,480,312
   01/01/2007 to 12/31/2007..........................................   1.602981   1.787056   3,960,897
   01/01/2008 to 12/31/2008..........................................   1.787056   1.013561   4,325,382
   01/01/2009 to 12/31/2009..........................................   1.013561   1.312335   3,830,740
   01/01/2010 to 12/31/2010..........................................   1.312335   1.438810   3,122,820
   01/01/2011 to 12/31/2011..........................................   1.438810   1.264298   2,368,272
   01/01/2012 to 12/31/2012..........................................   1.264298   1.451998   2,008,879
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.553516   3.858783     305,548
   01/01/2005 to 12/31/2005..........................................   3.858783   3.905970   1,846,742
   01/01/2006 to 12/31/2006..........................................   3.905970   4.302877   2,060,698
   01/01/2007 to 12/31/2007..........................................   4.302877   4.408561   2,219,964
   01/01/2008 to 12/31/2008..........................................   4.408561   3.368831   1,991,531
   01/01/2009 to 12/31/2009..........................................   3.368831   3.922193   1,729,362
   01/01/2010 to 12/31/2010..........................................   3.922193   4.238158   1,433,239
   01/01/2011 to 12/31/2011..........................................   4.238158   4.261078   1,094,304
   01/01/2012 to 12/31/2012..........................................   4.261078   4.667275     782,122
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.232142   1.450638   2,287,605
   01/01/2004 to 04/30/2004..........................................   1.450638   1.437026   3,136,968
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.200207   1.293472   1,134,902
   01/01/2005 to 12/31/2005..........................................   1.293472   1.251989   2,418,878
   01/01/2006 to 12/31/2006..........................................   1.251989   1.451966   2,931,446
   01/01/2007 to 12/31/2007..........................................   1.451966   1.371269   2,773,968
   01/01/2008 to 12/31/2008..........................................   1.371269   0.894630   2,626,587
   01/01/2009 to 12/31/2009..........................................   0.894630   1.061664   2,711,033
   01/01/2010 to 12/31/2010..........................................   1.061664   1.161624   2,482,650
   01/01/2011 to 12/31/2011..........................................   1.161624   1.150528   2,540,040
   01/01/2012 to 12/31/2012..........................................   1.150528   1.316930   2,638,511
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.963139   1.188042   3,607,506
   01/01/2004 to 12/31/2004..........................................   1.188042   1.301140   4,302,227
   01/01/2005 to 12/31/2005..........................................   1.301140   1.260792   4,164,787
   01/01/2006 to 12/31/2006..........................................   1.260792   1.463351   3,581,343
   01/01/2007 to 12/31/2007..........................................   1.463351   1.383424   2,970,558
   01/01/2008 to 12/31/2008..........................................   1.383424   0.903815   2,517,435
   01/01/2009 to 12/31/2009..........................................   0.903815   1.073328   2,284,932
   01/01/2010 to 12/31/2010..........................................   1.073328   1.175169   1,889,305
   01/01/2011 to 12/31/2011..........................................   1.175169   1.165874   1,456,286
   01/01/2012 to 12/31/2012..........................................   1.165874   1.335356     774,122

                                                                                          1.60% VARIABLE ACCOUNT CHARGE
                                                                                        ----------------------------------
                                                                                           AUV AT     AUV AT   ACCUM UNITS
                                                                                        BEGINNING OF ENDING OF   END OF
                                                                                           PERIOD     PERIOD     PERIOD
                                                                                        ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.964221   1.197301   1,188,968
   01/01/2004 to 12/31/2004............................................................   1.197301   1.347941   1,661,340
   01/01/2005 to 12/31/2005............................................................   1.347941   1.433513   1,992,146
   01/01/2006 to 12/31/2006............................................................   1.433513   1.617859   1,797,472
   01/01/2007 to 12/31/2007............................................................   1.617859   1.548889   1,839,995
   01/01/2008 to 12/31/2008............................................................   1.548889   0.940433   1,620,582
   01/01/2009 to 12/31/2009............................................................   0.940433   1.265736   1,592,283
   01/01/2010 to 12/31/2010............................................................   1.265736   1.530404   1,522,140
   01/01/2011 to 12/31/2011............................................................   1.530404   1.426693   1,145,998
   01/01/2012 to 12/31/2012............................................................   1.426693   1.478138     947,769
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.693157   0.935931   2,876,242
   01/01/2004 to 12/31/2004............................................................   0.935931   1.098540   4,218,893
   01/01/2005 to 12/31/2005............................................................   1.098540   1.220969   5,297,937
   01/01/2006 to 12/31/2006............................................................   1.220969   1.507414   5,670,291
   01/01/2007 to 12/31/2007............................................................   1.507414   1.639415   5,559,450
   01/01/2008 to 12/31/2008............................................................   1.639415   0.932495   4,735,352
   01/01/2009 to 12/31/2009............................................................   0.932495   1.177291   4,465,150
   01/01/2010 to 12/31/2010............................................................   1.177291   1.250296   3,929,696
   01/01/2011 to 12/31/2011............................................................   1.250296   1.074838   3,092,757
   01/01/2012 to 12/31/2012............................................................   1.074838   1.248335   2,353,446
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................   1.253930   1.454404   1,536,295
   01/01/2011 to 12/31/2011............................................................   1.454404   1.332284     986,161
   01/01/2012 to 12/31/2012............................................................   1.332284   1.432716     772,961
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003............................................................   0.809277   1.131649     706,917
   01/01/2004 to 04/30/2004............................................................   1.131649   1.120668   1,045,702
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-
   Account))
   01/01/2003 to 12/31/2003............................................................   1.069029   1.412678     979,246
   01/01/2004 to 12/31/2004............................................................   1.412678   1.624128   2,036,124
   01/01/2005 to 12/31/2005............................................................   1.624128   1.704926   2,051,188
   01/01/2006 to 12/31/2006............................................................   1.704926   1.871877   2,008,067
   01/01/2007 to 12/31/2007............................................................   1.871877   1.991405   1,989,430
   01/01/2008 to 12/31/2008............................................................   1.991405   0.873383   1,952,129
   01/01/2009 to 12/31/2009............................................................   0.873383   1.147738   1,861,117
   01/01/2010 to 04/30/2010............................................................   1.147738   1.241387           0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................   1.598838   1.796361   1,043,521
   01/01/2005 to 12/31/2005............................................................   1.796361   1.837051   2,256,655
   01/01/2006 to 12/31/2006............................................................   1.837051   2.105247   2,527,452
   01/01/2007 to 12/31/2007............................................................   2.105247   1.995172   2,339,647
   01/01/2008 to 12/31/2008............................................................   1.995172   1.206400   2,137,231
   01/01/2009 to 12/31/2009............................................................   1.206400   1.339623   2,260,234
   01/01/2010 to 12/31/2010............................................................   1.339623   1.599734   2,131,817
   01/01/2011 to 12/31/2011............................................................   1.599734   1.661090   1,705,154
   01/01/2012 to 12/31/2012............................................................   1.661090   1.794014   1,526,482

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.076984    1.588924  7,338,569
   01/01/2004 to 12/31/2004......................................   1.588924    1.800791  8,947,533
   01/01/2005 to 12/31/2005......................................   1.800791    1.842407  7,920,987
   01/01/2006 to 12/31/2006......................................   1.842407    2.114995  6,411,488
   01/01/2007 to 12/31/2007......................................   2.114995    2.006791  5,210,290
   01/01/2008 to 12/31/2008......................................   2.006791    1.214500  4,148,413
   01/01/2009 to 12/31/2009......................................   1.214500    1.349656  3,899,962
   01/01/2010 to 12/31/2010......................................   1.349656    1.613185  3,133,159
   01/01/2011 to 12/31/2011......................................   1.613185    1.675879  2,009,800
   01/01/2012 to 12/31/2012......................................   1.675879    1.812435    958,927
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.880913    8.545877     11,867
   01/01/2006 to 12/31/2006......................................   8.545877    9.051134     46,263
   01/01/2007 to 12/31/2007......................................   9.051134   10.179389     69,786
   01/01/2008 to 12/31/2008......................................  10.179389    5.415309     66,569
   01/01/2009 to 12/31/2009......................................   5.415309    7.658423     63,957
   01/01/2010 to 12/31/2010......................................   7.658423    8.245136     79,095
   01/01/2011 to 12/31/2011......................................   8.245136    8.002498     53,784
   01/01/2012 to 12/31/2012......................................   8.002498    8.996921          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.571165   14.481999      8,242
   01/01/2005 to 12/31/2005......................................  14.481999   16.530281     59,458
   01/01/2006 to 12/31/2006......................................  16.530281   18.928740    134,967
   01/01/2007 to 12/31/2007......................................  18.928740   19.793045    157,691
   01/01/2008 to 12/31/2008......................................  19.793045   11.577961    125,145
   01/01/2009 to 12/31/2009......................................  11.577961   15.929235    125,380
   01/01/2010 to 12/31/2010......................................  15.929235   18.173340    112,800
   01/01/2011 to 12/31/2011......................................  18.173340   16.382079     77,592
   01/01/2012 to 12/31/2012......................................  16.382079   19.534399     77,099
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.929626   11.021826     10,530
   01/01/2007 to 12/31/2007......................................  11.021826   12.017102    102,231
   01/01/2008 to 12/31/2008......................................  12.017102   11.011122    381,006
   01/01/2009 to 12/31/2009......................................  11.011122   12.792205    508,674
   01/01/2010 to 12/31/2010......................................  12.792205   13.566250    520,547
   01/01/2011 to 12/31/2011......................................  13.566250   14.838974    493,886
   01/01/2012 to 12/31/2012......................................  14.838974   15.935663    507,702
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.131377    1.161370 15,892,589
   01/01/2004 to 12/31/2004......................................   1.161370    1.199811 21,116,440
   01/01/2005 to 12/31/2005......................................   1.199811    1.207358 25,610,428
   01/01/2006 to 12/31/2006......................................   1.207358    1.241927 25,432,647
   01/01/2007 to 12/31/2007......................................   1.241927    1.314558 24,228,413
   01/01/2008 to 12/31/2008......................................   1.314558    1.298939 18,888,307
   01/01/2009 to 12/31/2009......................................   1.298939    1.508792 18,377,813
   01/01/2010 to 12/31/2010......................................   1.508792    1.606167 16,193,669
   01/01/2011 to 12/31/2011......................................   1.606167    1.630843 12,128,709
   01/01/2012 to 12/31/2012......................................   1.630843    1.753607  9,408,185
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.750873   10.902456      7,444

                                                 1.60% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.294945    0.457377  1,954,576
   01/01/2004 to 12/31/2004...................   0.457377    0.430688  3,286,452
   01/01/2005 to 12/31/2005...................   0.430688    0.470564  3,105,243
   01/01/2006 to 12/31/2006...................   0.470564    0.487874  2,959,705
   01/01/2007 to 12/31/2007...................   0.487874    0.631436  4,990,598
   01/01/2008 to 12/31/2008...................   0.631436    0.345163  5,474,189
   01/01/2009 to 12/31/2009...................   0.345163    0.540015  5,652,634
   01/01/2010 to 12/31/2010...................   0.540015    0.678609  4,013,953
   01/01/2011 to 12/31/2011...................   0.678609    0.601772  6,026,902
   01/01/2012 to 12/31/2012...................   0.601772    0.663932  5,253,367
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.919554    1.318657  3,524,728
   01/01/2004 to 12/31/2004...................   1.318657    1.523502  5,372,504
   01/01/2005 to 12/31/2005...................   1.523502    1.563867  5,149,835
   01/01/2006 to 12/31/2006...................   1.563867    1.809693  5,259,626
   01/01/2007 to 12/31/2007...................   1.809693    1.750455  4,784,089
   01/01/2008 to 12/31/2008...................   1.750455    1.142560  4,043,608
   01/01/2009 to 12/31/2009...................   1.142560    1.412958  3,854,722
   01/01/2010 to 12/31/2010...................   1.412958    1.760129  3,311,263
   01/01/2011 to 12/31/2011...................   1.760129    1.657983  2,677,719
   01/01/2012 to 12/31/2012...................   1.657983    1.893425  1,856,858
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010712    1.066681     46,513
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.501212   11.133180     14,462
   01/01/2007 to 12/31/2007...................  11.133180   11.547004     17,875
   01/01/2008 to 12/31/2008...................  11.547004    8.515560     31,512
   01/01/2009 to 12/31/2009...................   8.515560   10.466042     81,967
   01/01/2010 to 12/31/2010...................  10.466042   11.560593    362,628
   01/01/2011 to 12/31/2011...................  11.560593   11.498194    218,845
   01/01/2012 to 12/31/2012...................  11.498194   12.768193    227,747
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.691865   11.387352     13,471
   01/01/2007 to 12/31/2007...................  11.387352   11.835268     24,748
   01/01/2008 to 12/31/2008...................  11.835268    7.807065     16,507
   01/01/2009 to 12/31/2009...................   7.807065    9.918875    123,280
   01/01/2010 to 12/31/2010...................   9.918875   11.143148    147,800
   01/01/2011 to 12/31/2011...................  11.143148   10.733143    267,797
   01/01/2012 to 12/31/2012...................  10.733143   12.149637    249,907
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.104511    1.195282    416,770
   01/01/2005 to 12/31/2005...................   1.195282    1.250798  1,478,570
   01/01/2006 to 12/31/2006...................   1.250798    1.389577  2,323,481
   01/01/2007 to 12/31/2007...................   1.389577    1.492542  2,599,776
   01/01/2008 to 12/31/2008...................   1.492542    0.851851  2,658,485
   01/01/2009 to 12/31/2009...................   0.851851    1.199123  2,556,959
   01/01/2010 to 12/31/2010...................   1.199123    1.377692  2,198,713
   01/01/2011 to 12/31/2011...................   1.377692    1.337764  1,875,525
   01/01/2012 to 12/31/2012...................   1.337764    1.562261  1,779,770

                                                                                  1.60% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.452842   0.608944   3,685,243
   01/01/2004 to 12/31/2004....................................................   0.608944   0.706063   5,450,409
   01/01/2005 to 12/31/2005....................................................   0.706063   0.796528   6,667,529
   01/01/2006 to 12/31/2006....................................................   0.796528   0.832239   7,066,576
   01/01/2007 to 12/31/2007....................................................   0.832239   0.963407   7,702,266
   01/01/2008 to 12/31/2008....................................................   0.963407   0.571214   7,174,342
   01/01/2009 to 12/31/2009....................................................   0.571214   0.817769   6,745,474
   01/01/2010 to 12/31/2010....................................................   0.817769   1.027592   5,868,648
   01/01/2011 to 12/31/2011....................................................   1.027592   0.994651   4,431,848
   01/01/2012 to 12/31/2012....................................................   0.994651   1.112709   3,800,390
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.220510   1.299480      94,897
   01/01/2005 to 12/31/2005....................................................   1.299480   1.415952     426,376
   01/01/2006 to 12/31/2006....................................................   1.415952   1.444098     674,484
   01/01/2007 to 12/31/2007....................................................   1.444098   1.556521     738,626
   01/01/2008 to 12/31/2008....................................................   1.556521   0.975437     968,259
   01/01/2009 to 12/31/2009....................................................   0.975437   1.330833     903,533
   01/01/2010 to 12/31/2010....................................................   1.330833   1.763710     929,772
   01/01/2011 to 12/31/2011....................................................   1.763710   1.760891     821,257
   01/01/2012 to 12/31/2012....................................................   1.760891   2.008469     848,248
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.830604   1.938113     839,207
   01/01/2005 to 12/31/2005....................................................   1.938113   1.956297   2,018,155
   01/01/2006 to 12/31/2006....................................................   1.956297   2.018231   2,855,448
   01/01/2007 to 12/31/2007....................................................   2.018231   2.059586   3,119,527
   01/01/2008 to 12/31/2008....................................................   2.059586   1.718262   2,547,418
   01/01/2009 to 12/31/2009....................................................   1.718262   2.230307   2,238,595
   01/01/2010 to 12/31/2010....................................................   2.230307   2.468297   2,053,931
   01/01/2011 to 12/31/2011....................................................   2.468297   2.570967   1,682,107
   01/01/2012 to 12/31/2012....................................................   2.570967   2.815669   1,609,764
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.685586   1.866126   3,416,991
   01/01/2004 to 12/31/2004....................................................   1.866126   1.955371   4,306,888
   01/01/2005 to 12/31/2005....................................................   1.955371   1.975842   4,349,715
   01/01/2006 to 12/31/2006....................................................   1.975842   2.038970   3,640,423
   01/01/2007 to 12/31/2007....................................................   2.038970   2.084453   3,683,248
   01/01/2008 to 12/31/2008....................................................   2.084453   1.741245   3,067,366
   01/01/2009 to 12/31/2009....................................................   1.741245   2.261567   2,630,081
   01/01/2010 to 12/31/2010....................................................   2.261567   2.506637   2,090,061
   01/01/2011 to 12/31/2011....................................................   2.506637   2.613131   1,404,918
   01/01/2012 to 12/31/2012....................................................   2.613131   2.861950     859,046
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.513080   1.547102   1,287,290
   01/01/2005 to 12/31/2005....................................................   1.547102   1.543790   3,528,990
   01/01/2006 to 12/31/2006....................................................   1.543790   1.578832   4,273,029
   01/01/2007 to 12/31/2007....................................................   1.578832   1.616303   4,262,107
   01/01/2008 to 12/31/2008....................................................   1.616303   1.582115   4,145,062
   01/01/2009 to 12/31/2009....................................................   1.582115   1.620533   3,593,723
   01/01/2010 to 12/31/2010....................................................   1.620533   1.682408   3,329,227
   01/01/2011 to 12/31/2011....................................................   1.682408   1.742961   2,894,771
   01/01/2012 to 12/31/2012....................................................   1.742961   1.767423   2,712,920

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.542685    1.541705  6,457,226
   01/01/2004 to 12/31/2004.......................................   1.541705    1.559729  7,595,926
   01/01/2005 to 12/31/2005.......................................   1.559729    1.559285  6,706,346
   01/01/2006 to 12/31/2006.......................................   1.559285    1.595602  5,087,809
   01/01/2007 to 12/31/2007.......................................   1.595602    1.635026  3,818,123
   01/01/2008 to 12/31/2008.......................................   1.635026    1.602116  2,659,069
   01/01/2009 to 12/31/2009.......................................   1.602116    1.642683  2,423,112
   01/01/2010 to 12/31/2010.......................................   1.642683    1.708288  1,684,764
   01/01/2011 to 12/31/2011.......................................   1.708288    1.770045    928,299
   01/01/2012 to 12/31/2012.......................................   1.770045    1.796624    451,381
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.236650   14.899363     55,288
   01/01/2007 to 12/31/2007.......................................  14.899363   15.111599    208,931
   01/01/2008 to 12/31/2008.......................................  15.111599   13.447112    201,582
   01/01/2009 to 12/31/2009.......................................  13.447112   14.864707    185,037
   01/01/2010 to 12/31/2010.......................................  14.864707   15.532678    171,080
   01/01/2011 to 12/31/2011.......................................  15.532678   16.179441    167,322
   01/01/2012 to 12/31/2012.......................................  16.179441   16.734733    155,809
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.059029    1.596150  2,241,466
   01/01/2004 to 12/31/2004.......................................   1.596150    1.893997  3,715,173
   01/01/2005 to 12/31/2005.......................................   1.893997    2.330777  5,836,851
   01/01/2006 to 12/31/2006.......................................   2.330777    2.838565  7,053,033
   01/01/2007 to 12/31/2007.......................................   2.838565    3.383309  8,807,810
   01/01/2008 to 12/31/2008.......................................   3.383309    1.543542  8,146,069
   01/01/2009 to 12/31/2009.......................................   1.543542    2.444064  7,440,643
   01/01/2010 to 12/31/2010.......................................   2.444064    2.937089  6,104,990
   01/01/2011 to 12/31/2011.......................................   2.937089    2.331325  4,931,704
   01/01/2012 to 12/31/2012.......................................   2.331325    2.704363  4,069,901
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   7.856189   10.551031  1,784,167
   01/01/2004 to 12/31/2004.......................................  10.551031   11.651464  2,669,570
   01/01/2005 to 12/31/2005.......................................  11.651464   13.290627  3,172,919
   01/01/2006 to 12/31/2006.......................................  13.290627   14.380816  3,472,367
   01/01/2007 to 12/31/2007.......................................  14.380816   15.858887  3,490,105
   01/01/2008 to 12/31/2008.......................................  15.858887    8.721929  3,321,752
   01/01/2009 to 12/31/2009.......................................   8.721929   11.936545  3,057,207
   01/01/2010 to 12/31/2010.......................................  11.936545   13.906920  2,724,919
   01/01/2011 to 12/31/2011.......................................  13.906920   13.068603  2,102,030
   01/01/2012 to 12/31/2012.......................................  13.068603   15.122922  1,587,966
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.316148    8.211075  2,126,588
   01/01/2004 to 12/31/2004.......................................   8.211075    8.896386  3,264,110
   01/01/2005 to 12/31/2005.......................................   8.896386    9.243150  3,784,285
   01/01/2006 to 12/31/2006.......................................   9.243150   10.453750  3,958,100
   01/01/2007 to 12/31/2007.......................................  10.453750   10.778557  3,738,577
   01/01/2008 to 12/31/2008.......................................  10.778557    6.575688  3,108,323
   01/01/2009 to 12/31/2009.......................................   6.575688    8.471822  2,894,232
   01/01/2010 to 12/31/2010.......................................   8.471822    9.266945  2,624,790
   01/01/2011 to 12/31/2011.......................................   9.266945    8.930939  2,037,254
   01/01/2012 to 12/31/2012.......................................   8.930939   10.299000  1,421,794

                                                                        1.65% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.65
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.193556   10.523925         0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008191    6.999592     1,508
   01/01/2009 to 12/31/2009..........................................   6.999592    8.904173     1,500
   01/01/2010 to 12/31/2010..........................................   8.904173    9.823637     1,494
   01/01/2011 to 12/31/2011..........................................   9.823637    9.457635         0
   01/01/2012 to 12/31/2012..........................................   9.457635   10.560561         0
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998192    6.348852         0
   01/01/2009 to 12/31/2009..........................................   6.348852    8.370726         0
   01/01/2010 to 12/31/2010..........................................   8.370726    9.343994         0
   01/01/2011 to 12/31/2011..........................................   9.343994    8.756372         0
   01/01/2012 to 12/31/2012..........................................   8.756372   10.003997         0
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018191    7.672156         0
   01/01/2009 to 12/31/2009..........................................   7.672156    9.312251         0
   01/01/2010 to 12/31/2010..........................................   9.312251   10.067374         0
   01/01/2011 to 12/31/2011..........................................  10.067374    9.921913         0
   01/01/2012 to 12/31/2012..........................................   9.921913   10.816479         0
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.124600   11.511758         0
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.144135    1.304826         0
   01/01/2005 to 12/31/2005..........................................   1.304826    1.509264         0
   01/01/2006 to 12/31/2006..........................................   1.509264    1.725549         0
   01/01/2007 to 12/31/2007..........................................   1.725549    1.868052         0
   01/01/2008 to 12/31/2008..........................................   1.868052    1.024496         0
   01/01/2009 to 12/31/2009..........................................   1.024496    1.228280         0
   01/01/2010 to 12/31/2010..........................................   1.228280    1.291085         0
   01/01/2011 to 12/31/2011..........................................   1.291085    1.014309         0
   01/01/2012 to 12/31/2012..........................................   1.014309    1.190844         0
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.904300    1.137651    39,188
   01/01/2004 to 12/31/2004..........................................   1.137651    1.320573    21,590
   01/01/2005 to 12/31/2005..........................................   1.320573    1.530257    21,539
   01/01/2006 to 12/31/2006..........................................   1.530257    1.750042    14,906
   01/01/2007 to 12/31/2007..........................................   1.750042    1.896902    14,509
   01/01/2008 to 12/31/2008..........................................   1.896902    1.041070     8,137
   01/01/2009 to 12/31/2009..........................................   1.041070    1.248939     8,225
   01/01/2010 to 12/31/2010..........................................   1.248939    1.314968     8,219
   01/01/2011 to 12/31/2011..........................................   1.314968    1.035044     8,608
   01/01/2012 to 12/31/2012..........................................   1.035044    1.215465     8,330
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.211090    1.231549   110,715
   01/01/2004 to 12/31/2004..........................................   1.231549    1.257906    78,199
   01/01/2005 to 12/31/2005..........................................   1.257906    1.260304    76,459
   01/01/2006 to 12/31/2006..........................................   1.260304    1.287006    74,825
   01/01/2007 to 12/31/2007..........................................   1.287006    1.350151    66,330
   01/01/2008 to 12/31/2008..........................................   1.350151    1.402776    59,531
   01/01/2009 to 12/31/2009..........................................   1.402776    1.448533    48,219
   01/01/2010 to 12/31/2010..........................................   1.448533    1.505951    44,313
   01/01/2011 to 12/31/2011..........................................   1.505951    1.589260    34,725
   01/01/2012 to 12/31/2012..........................................   1.589260    1.619778    30,559

                                                                 1.65% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  32.249115   35.695137      334
   01/01/2005 to 12/31/2005...................................  35.695137   38.775745      333
   01/01/2006 to 12/31/2006...................................  38.775745   40.609788        0
   01/01/2007 to 12/31/2007...................................  40.609788   48.024510        0
   01/01/2008 to 12/31/2008...................................  48.024510   25.582828        0
   01/01/2009 to 12/31/2009...................................  25.582828   37.510059        0
   01/01/2010 to 12/31/2010...................................  37.510059   42.428883      286
   01/01/2011 to 12/31/2011...................................  42.428883   40.381748      286
   01/01/2012 to 12/31/2012...................................  40.381748   43.964322       35
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   3.995483    4.149513   99,269
   01/01/2004 to 12/31/2004...................................   4.149513    4.251714   91,088
   01/01/2005 to 12/31/2005...................................   4.251714    4.272436   90,045
   01/01/2006 to 12/31/2006...................................   4.272436    4.376576   87,532
   01/01/2007 to 12/31/2007...................................   4.376576    4.563812   55,148
   01/01/2008 to 12/31/2008...................................   4.563812    4.324407   41,857
   01/01/2009 to 12/31/2009...................................   4.324407    4.644279   37,356
   01/01/2010 to 12/31/2010...................................   4.644279    4.936907   30,895
   01/01/2011 to 12/31/2011...................................   4.936907    5.162484   25,102
   01/01/2012 to 12/31/2012...................................   5.162484    5.447299   21,635
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  33.791552   36.398522        0
   01/01/2005 to 12/31/2005...................................  36.398522   36.813852        0
   01/01/2006 to 12/31/2006...................................  36.813852   39.923348        0
   01/01/2007 to 12/31/2007...................................  39.923348   41.472051        0
   01/01/2008 to 12/31/2008...................................  41.472051   30.607727        0
   01/01/2009 to 12/31/2009...................................  30.607727   35.225345        0
   01/01/2010 to 12/31/2010...................................  35.225345   37.876508       33
   01/01/2011 to 12/31/2011...................................  37.876508   38.595173       33
   01/01/2012 to 12/31/2012...................................  38.595173   42.556677       33
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.949122   10.254082        0
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.357990    7.408706    6,831
   01/01/2008 to 12/31/2008...................................   7.408706    4.568408    6,736
   01/01/2009 to 12/31/2009...................................   4.568408    5.356274    7,515
   01/01/2010 to 12/31/2010...................................   5.356274    5.924863   11,240
   01/01/2011 to 12/31/2011...................................   5.924863    5.842974   11,240
   01/01/2012 to 12/31/2012...................................   5.842974    6.517699        0
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.476319    5.719929    6,180
   01/01/2004 to 12/31/2004...................................   5.719929    6.222331    6,903
   01/01/2005 to 12/31/2005...................................   6.222331    6.323801    6,699
   01/01/2006 to 12/31/2006...................................   6.323801    7.081139    7,033
   01/01/2007 to 04/27/2007...................................   7.081139    7.420159        0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.063776    1.171597        0
   01/01/2005 to 12/31/2005...................................   1.171597    1.216523        0
   01/01/2006 to 12/31/2006...................................   1.216523    1.425578        0
   01/01/2007 to 12/31/2007...................................   1.425578    1.445999        0
   01/01/2008 to 12/31/2008...................................   1.445999    0.922912        0
   01/01/2009 to 12/31/2009...................................   0.922912    1.008158        0
   01/01/2010 to 12/31/2010...................................   1.008158    1.080178        0
   01/01/2011 to 12/31/2011...................................   1.080178    1.084317        0
   01/01/2012 to 12/31/2012...................................   1.084317    1.215466        0

                                                              1.65% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.791084    1.053691    11,505
   01/01/2004 to 12/31/2004................................   1.053691    1.174467    11,180
   01/01/2005 to 12/31/2005................................   1.174467    1.221046    11,217
   01/01/2006 to 12/31/2006................................   1.221046    1.431781    11,010
   01/01/2007 to 12/31/2007................................   1.431781    1.454302    10,979
   01/01/2008 to 12/31/2008................................   1.454302    0.929222    39,804
   01/01/2009 to 12/31/2009................................   0.929222    1.016172    45,897
   01/01/2010 to 12/31/2010................................   1.016172    1.089537    41,050
   01/01/2011 to 12/31/2011................................   1.089537    1.094544    34,987
   01/01/2012 to 12/31/2012................................   1.094544    1.228744         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.264940    2.477683         0
   01/01/2005 to 12/31/2005................................   2.477683    2.601850         0
   01/01/2006 to 12/31/2006................................   2.601850    2.658827         0
   01/01/2007 to 12/31/2007................................   2.658827    3.097108         0
   01/01/2008 to 12/31/2008................................   3.097108    1.928518         0
   01/01/2009 to 12/31/2009................................   1.928518    2.589447         0
   01/01/2010 to 12/31/2010................................   2.589447    3.042995         0
   01/01/2011 to 12/31/2011................................   3.042995    2.719248         0
   01/01/2012 to 12/31/2012................................   2.719248    3.050904         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.682816   16.848987         0
   01/01/2007 to 12/31/2007................................  16.848987   17.188684         0
   01/01/2008 to 12/31/2008................................  17.188684    9.306887         0
   01/01/2009 to 05/01/2009................................   9.306887    9.704507         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.760990    2.336855    38,361
   01/01/2004 to 12/31/2004................................   2.336855    2.496346    30,455
   01/01/2005 to 12/31/2005................................   2.496346    2.623852    27,044
   01/01/2006 to 12/31/2006................................   2.623852    2.684210    18,930
   01/01/2007 to 12/31/2007................................   2.684210    3.129602    14,837
   01/01/2008 to 12/31/2008................................   3.129602    1.950685    14,339
   01/01/2009 to 12/31/2009................................   1.950685    2.621492     7,572
   01/01/2010 to 12/31/2010................................   2.621492    3.084626     7,544
   01/01/2011 to 12/31/2011................................   3.084626    2.759234     7,586
   01/01/2012 to 12/31/2012................................   2.759234    3.098543     7,577
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.117657    2.094564    60,617
   01/01/2004 to 12/31/2004................................   2.094564    2.075317    86,001
   01/01/2005 to 12/31/2005................................   2.075317    2.095273    64,205
   01/01/2006 to 12/31/2006................................   2.095273    2.154879   224,151
   01/01/2007 to 12/31/2007................................   2.154879    2.221466   198,932
   01/01/2008 to 12/31/2008................................   2.221466    2.241808   139,620
   01/01/2009 to 12/31/2009................................   2.241808    2.210704    31,597
   01/01/2010 to 12/31/2010................................   2.210704    2.174526    29,859
   01/01/2011 to 12/31/2011................................   2.174526    2.139036    25,058
   01/01/2012 to 12/31/2012................................   2.139036    2.103840    21,836
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998644   12.812153     2,126
   01/01/2005 to 12/31/2005................................  12.812153   14.277527     4,630
   01/01/2006 to 12/31/2006................................  14.277527   19.322711     2,079
   01/01/2007 to 12/31/2007................................  19.322711   16.152793     2,071
   01/01/2008 to 12/31/2008................................  16.152793    9.266596     1,039
   01/01/2009 to 12/31/2009................................   9.266596   12.280998       782
   01/01/2010 to 12/31/2010................................  12.280998   14.025858     1,260
   01/01/2011 to 12/31/2011................................  14.025858   13.026028     1,289
   01/01/2012 to 12/31/2012................................  13.026028   16.141583       500

                                                         1.65% VARIABLE ACCOUNT CHARGE
                                                       ----------------------------------
                                                          AUV AT     AUV AT   ACCUM UNITS
                                                       BEGINNING OF ENDING OF   END OF
                                                          PERIOD     PERIOD     PERIOD
                                                       ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.789991   2.997796          0
   01/01/2005 to 12/31/2005...........................   2.997796   3.243638          0
   01/01/2006 to 12/31/2006...........................   3.243638   3.647627          0
   01/01/2007 to 12/31/2007...........................   3.647627   3.743445          0
   01/01/2008 to 12/31/2008...........................   3.743445   2.226855          0
   01/01/2009 to 12/31/2009...........................   2.226855   2.883698          0
   01/01/2010 to 12/31/2010...........................   2.883698   3.168729          0
   01/01/2011 to 12/31/2011...........................   3.168729   2.983912          0
   01/01/2012 to 12/31/2012...........................   2.983912   3.305125          0
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   2.132474   2.742299    277,538
   01/01/2004 to 12/31/2004...........................   2.742299   3.024805    253,666
   01/01/2005 to 12/31/2005...........................   3.024805   3.277038    254,770
   01/01/2006 to 12/31/2006...........................   3.277038   3.687931    210,159
   01/01/2007 to 12/31/2007...........................   3.687931   3.788015    183,069
   01/01/2008 to 12/31/2008...........................   3.788015   2.255681    178,338
   01/01/2009 to 12/31/2009...........................   2.255681   2.924950    184,824
   01/01/2010 to 12/31/2010...........................   2.924950   3.217093    167,791
   01/01/2011 to 12/31/2011...........................   3.217093   3.032299    150,832
   01/01/2012 to 12/31/2012...........................   3.032299   3.361240    149,884
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.238729   2.521054          0
   01/01/2005 to 12/31/2005...........................   2.521054   2.738604          0
   01/01/2006 to 12/31/2006...........................   2.738604   3.008026          0
   01/01/2007 to 12/31/2007...........................   3.008026   3.075091          0
   01/01/2008 to 12/31/2008...........................   3.075091   1.841933          0
   01/01/2009 to 12/31/2009...........................   1.841933   2.201077          0
   01/01/2010 to 12/31/2010...........................   2.201077   2.474200          0
   01/01/2011 to 12/31/2011...........................   2.474200   2.278406          0
   01/01/2012 to 12/31/2012...........................   2.278406   2.587625          0
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   1.826935   2.277627     16,201
   01/01/2004 to 12/31/2004...........................   2.277627   2.544088      6,779
   01/01/2005 to 12/31/2005...........................   2.544088   2.766041      6,779
   01/01/2006 to 12/31/2006...........................   2.766041   3.041100      6,779
   01/01/2007 to 12/31/2007...........................   3.041100   3.111957      6,779
   01/01/2008 to 12/31/2008...........................   3.111957   1.866123      6,779
   01/01/2009 to 12/31/2009...........................   1.866123   2.233147      6,521
   01/01/2010 to 12/31/2010...........................   2.233147   2.512865      6,267
   01/01/2011 to 12/31/2011...........................   2.512865   2.316159      6,015
   01/01/2012 to 12/31/2012...........................   2.316159   2.633193      5,767
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...........................   0.871714   1.168918          0
   01/01/2004 to 12/31/2004...........................   1.168918   1.385719          0
   01/01/2005 to 12/31/2005...........................   1.385719   1.557167          0
   01/01/2006 to 12/31/2006...........................   1.557167   1.973649          0
   01/01/2007 to 12/31/2007...........................   1.973649   1.919461          0
   01/01/2008 to 12/31/2008...........................   1.919461   1.116063          0
   01/01/2009 to 12/31/2009...........................   1.116063   1.702273          0
   01/01/2010 to 12/31/2010...........................   1.702273   1.949374          0
   01/01/2011 to 12/31/2011...........................   1.949374   1.644169          0
   01/01/2012 to 12/31/2012...........................   1.644169   2.090188          0

                                                                  1.65% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................    0.881075    1.171300    27,562
   01/01/2004 to 12/31/2004...................................    1.171300    1.390434    76,946
   01/01/2005 to 12/31/2005...................................    1.390434    1.562972    57,282
   01/01/2006 to 12/31/2006...................................    1.562972    1.983105   129,092
   01/01/2007 to 12/31/2007...................................    1.983105    1.930972    34,897
   01/01/2008 to 12/31/2008...................................    1.930972    1.123862    23,900
   01/01/2009 to 12/31/2009...................................    1.123862    1.716430    21,065
   01/01/2010 to 12/31/2010...................................    1.716430    1.967035    16,736
   01/01/2011 to 12/31/2011...................................    1.967035    1.661692    11,713
   01/01/2012 to 12/31/2012...................................    1.661692    2.112778         0
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.010672    1.046190         0
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.844696    1.153810    25,080
   01/01/2004 to 12/31/2004...................................    1.153810    1.207879    28,399
   01/01/2005 to 12/31/2005...................................    1.207879    1.286381    28,295
   01/01/2006 to 12/31/2006...................................    1.286381    1.444849    27,942
   01/01/2007 to 12/31/2007...................................    1.444849    1.578411    26,519
   01/01/2008 to 12/31/2008...................................    1.578411    0.951229    18,875
   01/01/2009 to 12/31/2009...................................    0.951229    1.252102    18,769
   01/01/2010 to 12/31/2010...................................    1.252102    1.554102    17,518
   01/01/2011 to 12/31/2011...................................    1.554102    1.512194    17,516
   01/01/2012 to 12/31/2012...................................    1.512194    1.758475     2,688
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  136.956164  167.728021       228
   01/01/2008 to 12/31/2008...................................  167.728021   95.689848       228
   01/01/2009 to 12/31/2009...................................   95.689848  134.460546       228
   01/01/2010 to 12/31/2010...................................  134.460546  144.689994       228
   01/01/2011 to 12/31/2011...................................  144.689994  131.588146       258
   01/01/2012 to 12/31/2012...................................  131.588146  158.564774       258
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.401848    0.481903         0
   01/01/2006 to 12/31/2006...................................    0.481903    0.486001         0
   01/01/2007 to 12/31/2007...................................    0.486001    0.532445         0
   01/01/2008 to 12/31/2008...................................    0.532445    0.332306         0
   01/01/2009 to 12/31/2009...................................    0.332306    0.456188         0
   01/01/2010 to 12/31/2010...................................    0.456188    0.499494         0
   01/01/2011 to 12/31/2011...................................    0.499494    0.492426         0
   01/01/2012 to 12/31/2012...................................    0.492426    0.559675         0
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.864311    8.525051         0
   01/01/2006 to 12/31/2006...................................    8.525051    9.024577         0
   01/01/2007 to 12/31/2007...................................    9.024577   10.144425        85
   01/01/2008 to 12/31/2008...................................   10.144425    5.393995        85
   01/01/2009 to 12/31/2009...................................    5.393995    7.624471        84
   01/01/2010 to 12/31/2010...................................    7.624471    8.204484         0
   01/01/2011 to 12/31/2011...................................    8.204484    7.959073         0
   01/01/2012 to 04/27/2012...................................    7.959073    8.946645         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.418353    0.436019         0
   01/01/2005 to 04/30/2005...................................    0.436019    0.397041         0

                                                                      1.65% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................   0.402140   0.482951    166,201
   01/01/2006 to 12/31/2006........................................   0.482951   0.487414    172,565
   01/01/2007 to 12/31/2007........................................   0.487414   0.534737    162,317
   01/01/2008 to 12/31/2008........................................   0.534737   0.333594     44,206
   01/01/2009 to 12/31/2009........................................   0.333594   0.459002     32,297
   01/01/2010 to 12/31/2010........................................   0.459002   0.503152     28,692
   01/01/2011 to 12/31/2011........................................   0.503152   0.496454     27,419
   01/01/2012 to 12/31/2012........................................   0.496454   0.564361     26,351
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................   0.342550   0.423547    163,890
   01/01/2004 to 12/31/2004........................................   0.423547   0.436039    176,456
   01/01/2005 to 04/30/2005........................................   0.436039   0.401009          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................   1.012726   1.048233          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.526268   0.672453     86,569
   01/01/2004 to 12/31/2004........................................   0.672453   0.717248     92,804
   01/01/2005 to 12/31/2005........................................   0.717248   0.801329     90,456
   01/01/2006 to 12/31/2006........................................   0.801329   0.774548     86,454
   01/01/2007 to 12/31/2007........................................   0.774548   0.779073     98,686
   01/01/2008 to 12/31/2008........................................   0.779073   0.467032     96,469
   01/01/2009 to 12/31/2009........................................   0.467032   0.610811     94,608
   01/01/2010 to 12/31/2010........................................   0.610811   0.743738     88,635
   01/01/2011 to 12/31/2011........................................   0.743738   0.755350          0
   01/01/2012 to 12/31/2012........................................   0.755350   0.880426          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.191963   9.838223          0
   01/01/2007 to 12/31/2007........................................   9.838223   9.104783          0
   01/01/2008 to 12/31/2008........................................   9.104783   4.064210          0
   01/01/2009 to 12/31/2009........................................   4.064210   5.515625          0
   01/01/2010 to 12/31/2010........................................   5.515625   5.823349          0
   01/01/2011 to 04/29/2011........................................   5.823349   6.186981          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.625374   0.566338    203,909
   01/01/2012 to 12/31/2012........................................   0.566338   0.660445    106,384
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.926793   0.992331    119,055
   01/01/2007 to 12/31/2007........................................   0.992331   0.919280    113,223
   01/01/2008 to 12/31/2008........................................   0.919280   0.410701    157,196
   01/01/2009 to 12/31/2009........................................   0.410701   0.557339    125,162
   01/01/2010 to 12/31/2010........................................   0.557339   0.588651    115,927
   01/01/2011 to 04/29/2011........................................   0.588651   0.625459          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.283966   2.583719          0
   01/01/2005 to 12/31/2005........................................   2.583719   2.711245          0
   01/01/2006 to 12/31/2006........................................   2.711245   3.104239          0
   01/01/2007 to 12/31/2007........................................   3.104239   3.408102          0
   01/01/2008 to 12/31/2008........................................   3.408102   2.143457          0
   01/01/2009 to 12/31/2009........................................   2.143457   2.739360          0
   01/01/2010 to 12/31/2010........................................   2.739360   3.427737          0
   01/01/2011 to 12/31/2011........................................   3.427737   3.383177          0
   01/01/2012 to 12/31/2012........................................   3.383177   3.802319          0

                                                               1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   1.698905   2.277426     24,524
   01/01/2004 to 12/31/2004.................................   2.277426   2.603083     40,810
   01/01/2005 to 12/31/2005.................................   2.603083   2.733992     40,614
   01/01/2006 to 12/31/2006.................................   2.733992   3.133287     29,035
   01/01/2007 to 12/31/2007.................................   3.133287   3.443258     21,570
   01/01/2008 to 12/31/2008.................................   3.443258   2.167747     19,570
   01/01/2009 to 12/31/2009.................................   2.167747   2.773043     11,976
   01/01/2010 to 12/31/2010.................................   2.773043   3.473443     11,796
   01/01/2011 to 12/31/2011.................................   3.473443   3.431766      5,976
   01/01/2012 to 12/31/2012.................................   3.431766   3.860692      5,943
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.621612   0.884177     40,247
   01/01/2004 to 12/31/2004.................................   0.884177   0.966616     27,867
   01/01/2005 to 12/31/2005.................................   0.966616   0.992595     26,511
   01/01/2006 to 12/31/2006.................................   0.992595   1.071298     28,345
   01/01/2007 to 12/31/2007.................................   1.071298   1.099137     27,781
   01/01/2008 to 12/31/2008.................................   1.099137   0.634494     26,776
   01/01/2009 to 12/31/2009.................................   0.634494   0.809322     25,545
   01/01/2010 to 12/31/2010.................................   0.809322   1.045639     22,850
   01/01/2011 to 12/31/2011.................................   1.045639   1.056798     21,968
   01/01/2012 to 12/31/2012.................................   1.056798   1.152651     21,869
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.321798   1.549270     62,320
   01/01/2004 to 12/31/2004.................................   1.549270   1.648300     34,421
   01/01/2005 to 12/31/2005.................................   1.648300   1.645613     34,090
   01/01/2006 to 12/31/2006.................................   1.645613   1.766835     36,413
   01/01/2007 to 12/31/2007.................................   1.766835   1.851593     35,041
   01/01/2008 to 12/31/2008.................................   1.851593   1.482402     24,453
   01/01/2009 to 12/31/2009.................................   1.482402   1.994354     12,381
   01/01/2010 to 12/31/2010.................................   1.994354   2.216080      8,308
   01/01/2011 to 12/31/2011.................................   2.216080   2.277099      8,990
   01/01/2012 to 12/31/2012.................................   2.277099   2.529619      8,269
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.448666   2.513003      5,275
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.319459   1.767245     37,898
   01/01/2004 to 12/31/2004.................................   1.767245   2.132160    112,267
   01/01/2005 to 12/31/2005.................................   2.132160   2.347537     66,055
   01/01/2006 to 12/31/2006.................................   2.347537   2.567799     41,494
   01/01/2007 to 12/31/2007.................................   2.567799   2.606135     44,278
   01/01/2008 to 12/31/2008.................................   2.606135   1.346330     48,923
   01/01/2009 to 12/31/2009.................................   1.346330   1.956540     39,061
   01/01/2010 to 12/31/2010.................................   1.956540   2.425880     34,752
   01/01/2011 to 12/31/2011.................................   2.425880   2.226997     25,547
   01/01/2012 to 04/27/2012.................................   2.226997   2.460724          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.930429   3.174657          0
   01/01/2005 to 12/31/2005.................................   3.174657   3.426006          0
   01/01/2006 to 12/31/2006.................................   3.426006   3.780344          0
   01/01/2007 to 12/31/2007.................................   3.780344   3.455079          0
   01/01/2008 to 12/31/2008.................................   3.455079   1.830566          0
   01/01/2009 to 12/31/2009.................................   1.830566   2.542426          0
   01/01/2010 to 12/31/2010.................................   2.542426   2.869967          0
   01/01/2011 to 12/31/2011.................................   2.869967   3.006328          0
   01/01/2012 to 12/31/2012.................................   3.006328   3.299331          0

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   2.302203    2.999406   238,717
   01/01/2004 to 12/31/2004.......................................   2.999406    3.238478   184,359
   01/01/2005 to 12/31/2005.......................................   3.238478    3.498242   171,841
   01/01/2006 to 12/31/2006.......................................   3.498242    3.863925   136,348
   01/01/2007 to 12/31/2007.......................................   3.863925    3.534994   125,242
   01/01/2008 to 12/31/2008.......................................   3.534994    1.874766   131,009
   01/01/2009 to 12/31/2009.......................................   1.874766    2.606355   125,923
   01/01/2010 to 12/31/2010.......................................   2.606355    2.945019   120,193
   01/01/2011 to 12/31/2011.......................................   2.945019    3.088061   102,884
   01/01/2012 to 12/31/2012.......................................   3.088061    3.392446    85,179
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998192    7.972645         0
   01/01/2009 to 12/31/2009.......................................   7.972645   10.024549         0
   01/01/2010 to 12/31/2010.......................................  10.024549   11.026118       308
   01/01/2011 to 12/31/2011.......................................  11.026118   11.077537         0
   01/01/2012 to 12/31/2012.......................................  11.077537   12.256493         0
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987741    9.750493         0
   01/01/2012 to 12/31/2012.......................................   9.750493   10.011875         0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998192    6.588767         0
   01/01/2009 to 12/31/2009.......................................   6.588767    8.093684         0
   01/01/2010 to 12/31/2010.......................................   8.093684    8.838888       384
   01/01/2011 to 12/31/2011.......................................   8.838888    8.646988         0
   01/01/2012 to 12/31/2012.......................................   8.646988    9.688314         0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998192    7.021527         0
   01/01/2009 to 12/31/2009.......................................   7.021527    8.878574         0
   01/01/2010 to 12/31/2010.......................................   8.878574    9.610672         0
   01/01/2011 to 12/31/2011.......................................   9.610672    9.287285         0
   01/01/2012 to 12/31/2012.......................................   9.287285   10.607388         0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998192    6.557963         0
   01/01/2009 to 12/31/2009.......................................   6.557963    8.554902         0
   01/01/2010 to 12/31/2010.......................................   8.554902    9.059448         0
   01/01/2011 to 12/31/2011.......................................   9.059448    8.296852         0
   01/01/2012 to 12/31/2012.......................................   8.296852    9.973212         0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.979340   10.242339         0
   01/01/2012 to 12/31/2012.......................................  10.242339   11.760467         0
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998644   11.131896         0
   01/01/2006 to 12/31/2006.......................................  11.131896   12.664905         0
   01/01/2007 to 12/31/2007.......................................  12.664905   12.863730         0
   01/01/2008 to 12/31/2008.......................................  12.863730    7.534668         0
   01/01/2009 to 12/31/2009.......................................   7.534668    9.745166         0
   01/01/2010 to 12/31/2010.......................................   9.745166   11.089854         0
   01/01/2011 to 04/29/2011.......................................  11.089854   12.015529         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.976006   10.421339         0

                                                              1.65% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998644   10.282473         0
   01/01/2006 to 12/31/2006................................  10.282473   10.811658         0
   01/01/2007 to 12/31/2007................................  10.811658   11.226218         0
   01/01/2008 to 12/31/2008................................  11.226218    9.453307         0
   01/01/2009 to 12/31/2009................................   9.453307   11.207209         0
   01/01/2010 to 12/31/2010................................  11.207209   12.131964         0
   01/01/2011 to 12/31/2011................................  12.131964   12.322005         0
   01/01/2012 to 12/31/2012................................  12.322005   13.231826         0
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998644   10.500037         0
   01/01/2006 to 12/31/2006................................  10.500037   11.301870         0
   01/01/2007 to 12/31/2007................................  11.301870   11.650747         0
   01/01/2008 to 12/31/2008................................  11.650747    8.984720         0
   01/01/2009 to 12/31/2009................................   8.984720   10.930210         0
   01/01/2010 to 12/31/2010................................  10.930210   11.990660         0
   01/01/2011 to 12/31/2011................................  11.990660   11.918577         0
   01/01/2012 to 12/31/2012................................  11.918577   13.066150         0
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.856725    1.133868    95,934
   01/01/2004 to 12/31/2004................................   1.133868    1.290588   103,332
   01/01/2005 to 12/31/2005................................   1.290588    1.422138   104,143
   01/01/2006 to 12/31/2006................................   1.422138    1.536383    94,546
   01/01/2007 to 12/31/2007................................   1.536383    1.624692    54,521
   01/01/2008 to 12/31/2008................................   1.624692    1.016677    51,792
   01/01/2009 to 12/31/2009................................   1.016677    1.367812    50,589
   01/01/2010 to 12/31/2010................................   1.367812    1.695193    45,724
   01/01/2011 to 12/31/2011................................   1.695193    1.631032    23,004
   01/01/2012 to 12/31/2012................................   1.631032    1.882206    21,590
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998644   10.730452         0
   01/01/2006 to 12/31/2006................................  10.730452   11.804992         0
   01/01/2007 to 12/31/2007................................  11.804992   12.115408         0
   01/01/2008 to 12/31/2008................................  12.115408    8.504432     3,590
   01/01/2009 to 12/31/2009................................   8.504432   10.584610     3,549
   01/01/2010 to 12/31/2010................................  10.584610   11.782787     3,522
   01/01/2011 to 12/31/2011................................  11.782787   11.431711     3,496
   01/01/2012 to 12/31/2012................................  11.431711   12.732497     3,469
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998644   10.955933    22,845
   01/01/2006 to 12/31/2006................................  10.955933   12.309219    22,845
   01/01/2007 to 12/31/2007................................  12.309219   12.572809    29,720
   01/01/2008 to 12/31/2008................................  12.572809    8.023765    29,472
   01/01/2009 to 12/31/2009................................   8.023765   10.188689    25,591
   01/01/2010 to 12/31/2010................................  10.188689   11.495202     2,621
   01/01/2011 to 12/31/2011................................  11.495202   10.880944     1,895
   01/01/2012 to 12/31/2012................................  10.880944   12.348662     1,599
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.596339    3.265700   171,989
   01/01/2004 to 12/31/2004................................   3.265700    3.542295   139,343
   01/01/2005 to 12/31/2005................................   3.542295    3.636962    84,907
   01/01/2006 to 12/31/2006................................   3.636962    4.120905    68,059
   01/01/2007 to 12/31/2007................................   4.120905    4.254739    27,028
   01/01/2008 to 12/31/2008................................   4.254739    2.625594    25,553
   01/01/2009 to 12/31/2009................................   2.625594    3.252059    20,566
   01/01/2010 to 12/31/2010................................   3.252059    3.662398    20,149
   01/01/2011 to 12/31/2011................................   3.662398    3.661499    17,605
   01/01/2012 to 12/31/2012................................   3.661499    4.156910    17,168

                                                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                                                         ----------------------------------
                                                                                            AUV AT     AUV AT   ACCUM UNITS
                                                                                         BEGINNING OF ENDING OF   END OF
                                                                                            PERIOD     PERIOD     PERIOD
                                                                                         ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004.............................................................   7.594584   8.404935           0
   01/01/2005 to 12/31/2005.............................................................   8.404935   8.838400           0
   01/01/2006 to 04/30/2006.............................................................   8.838400   9.229899           0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003.............................................................   0.646450   0.772590      90,032
   01/01/2004 to 12/31/2004.............................................................   0.772590   0.845617     143,035
   01/01/2005 to 12/31/2005.............................................................   0.845617   0.890991     144,960
   01/01/2006 to 04/30/2006.............................................................   0.890991   0.930761           0
  MFS(R) Investors Trust Sub-Account (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003.............................................................   0.648769   0.790788           0
   01/01/2004 to 04/30/2004.............................................................   0.790788   0.804442           0
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003.............................................................   0.733917   0.953240      31,304
   01/01/2004 to 12/31/2004.............................................................   0.953240   1.120997      45,583
   01/01/2005 to 12/31/2005.............................................................   1.120997   1.283794      46,325
   01/01/2006 to 12/31/2006.............................................................   1.283794   1.598301      45,107
   01/01/2007 to 12/31/2007.............................................................   1.598301   1.780944      49,356
   01/01/2008 to 12/31/2008.............................................................   1.780944   1.009587      44,798
   01/01/2009 to 12/31/2009.............................................................   1.009587   1.306536      37,816
   01/01/2010 to 12/31/2010.............................................................   1.306536   1.431737      30,525
   01/01/2011 to 12/31/2011.............................................................   1.431737   1.257456      26,789
   01/01/2012 to 12/31/2012.............................................................   1.257456   1.443414      26,204
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004.............................................................   3.523405   3.824817   1,535,576
   01/01/2005 to 12/31/2005.............................................................   3.824817   3.869659       5,699
   01/01/2006 to 12/31/2006.............................................................   3.869659   4.260751       5,502
   01/01/2007 to 12/31/2007.............................................................   4.260751   4.363207       5,518
   01/01/2008 to 12/31/2008.............................................................   4.363207   3.332500       4,146
   01/01/2009 to 12/31/2009.............................................................   3.332500   3.877957       4,367
   01/01/2010 to 12/31/2010.............................................................   3.877957   4.188266       4,020
   01/01/2011 to 12/31/2011.............................................................   4.188266   4.208818       3,786
   01/01/2012 to 12/31/2012.............................................................   4.208818   4.607718       3,754
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003.............................................................   1.227129   1.444011     146,261
   01/01/2004 to 04/30/2004.............................................................   1.444011   1.430226     146,763
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.............................................................   1.196920   1.289501           0
   01/01/2005 to 12/31/2005.............................................................   1.289501   1.247524           0
   01/01/2006 to 12/31/2006.............................................................   1.247524   1.446067           0
   01/01/2007 to 12/31/2007.............................................................   1.446067   1.365011           0
   01/01/2008 to 12/31/2008.............................................................   1.365011   0.890100           0
   01/01/2009 to 12/31/2009.............................................................   0.890100   1.055760           0
   01/01/2010 to 12/31/2010.............................................................   1.055760   1.154588           0
   01/01/2011 to 12/31/2011.............................................................   1.154588   1.142989           0
   01/01/2012 to 12/31/2012.............................................................   1.142989   1.307643           0
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.............................................................   0.961149   1.185006      48,802
   01/01/2004 to 12/31/2004.............................................................   1.185006   1.297165      67,648
   01/01/2005 to 12/31/2005.............................................................   1.297165   1.256314      72,497
   01/01/2006 to 12/31/2006.............................................................   1.256314   1.457427      63,772
   01/01/2007 to 12/31/2007.............................................................   1.457427   1.377132      64,922
   01/01/2008 to 12/31/2008.............................................................   1.377132   0.899252      20,641
   01/01/2009 to 12/31/2009.............................................................   0.899252   1.067375      18,415
   01/01/2010 to 12/31/2010.............................................................   1.067375   1.168068       4,634
   01/01/2011 to 12/31/2011.............................................................   1.168068   1.158251       4,597
   01/01/2012 to 12/31/2012.............................................................   1.158251   1.325959       4,550

                                                                                         1.65% VARIABLE ACCOUNT CHARGE
                                                                                       ----------------------------------
                                                                                          AUV AT     AUV AT   ACCUM UNITS
                                                                                       BEGINNING OF ENDING OF   END OF
                                                                                          PERIOD     PERIOD     PERIOD
                                                                                       ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003...........................................................   0.963637   1.195970     9,739
   01/01/2004 to 12/31/2004...........................................................   1.195970   1.345769    16,267
   01/01/2005 to 12/31/2005...........................................................   1.345769   1.430490    18,719
   01/01/2006 to 12/31/2006...........................................................   1.430490   1.613643    12,771
   01/01/2007 to 12/31/2007...........................................................   1.613643   1.544077    12,007
   01/01/2008 to 12/31/2008...........................................................   1.544077   0.937040     9,801
   01/01/2009 to 12/31/2009...........................................................   0.937040   1.260539     8,738
   01/01/2010 to 12/31/2010...........................................................   1.260539   1.523360     5,913
   01/01/2011 to 12/31/2011...........................................................   1.523360   1.419418     5,037
   01/01/2012 to 12/31/2012...........................................................   1.419418   1.469862     2,503
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003...........................................................   0.691710   0.933511    15,921
   01/01/2004 to 12/31/2004...........................................................   0.933511   1.095151    15,814
   01/01/2005 to 12/31/2005...........................................................   1.095151   1.216596    15,805
   01/01/2006 to 12/31/2006...........................................................   1.216596   1.501268    15,795
   01/01/2007 to 12/31/2007...........................................................   1.501268   1.631910    15,785
   01/01/2008 to 12/31/2008...........................................................   1.631910   0.927760    10,674
   01/01/2009 to 12/31/2009...........................................................   0.927760   1.170728    10,661
   01/01/2010 to 12/31/2010...........................................................   1.170728   1.242705     7,646
   01/01/2011 to 12/31/2011...........................................................   1.242705   1.067779         0
   01/01/2012 to 12/31/2012...........................................................   1.067779   1.239514         0
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010...........................................................   1.245702   1.444381    28,930
   01/01/2011 to 12/31/2011...........................................................   1.444381   1.322444    28,761
   01/01/2012 to 12/31/2012...........................................................   1.322444   1.421420    30,417
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003...........................................................   0.809007   1.130701    14,525
   01/01/2004 to 04/30/2004...........................................................   1.130701   1.119545    19,127
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities Sub-
   Account and before that Janus Mid Cap Sub-Account))
   01/01/2003 to 12/31/2003...........................................................   1.065914   1.407866    23,468
   01/01/2004 to 12/31/2004...........................................................   1.407866   1.617785    35,940
   01/01/2005 to 12/31/2005...........................................................   1.617785   1.697422    35,780
   01/01/2006 to 12/31/2006...........................................................   1.697422   1.862710    35,608
   01/01/2007 to 12/31/2007...........................................................   1.862710   1.980657    34,423
   01/01/2008 to 12/31/2008...........................................................   1.980657   0.868232    47,497
   01/01/2009 to 12/31/2009...........................................................   0.868232   1.140398    43,972
   01/01/2010 to 04/30/2010...........................................................   1.140398   1.233246         0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004...........................................................   1.595779   1.792329         0
   01/01/2005 to 12/31/2005...........................................................   1.792329   1.832015         0
   01/01/2006 to 12/31/2006...........................................................   1.832015   2.098430         0
   01/01/2007 to 12/31/2007...........................................................   2.098430   1.987711         0
   01/01/2008 to 12/31/2008...........................................................   1.987711   1.201284         0
   01/01/2009 to 12/31/2009...........................................................   1.201284   1.333275         0
   01/01/2010 to 12/31/2010...........................................................   1.333275   1.591359         0
   01/01/2011 to 12/31/2011...........................................................   1.591359   1.651570         0
   01/01/2012 to 12/31/2012...........................................................   1.651570   1.782837         0

                                                                    1.65% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.075639    1.586156   285,879
   01/01/2004 to 12/31/2004......................................   1.586156    1.796754   245,211
   01/01/2005 to 12/31/2005......................................   1.796754    1.837361   234,820
   01/01/2006 to 12/31/2006......................................   1.837361    2.108152   177,780
   01/01/2007 to 12/31/2007......................................   2.108152    1.999292   178,245
   01/01/2008 to 12/31/2008......................................   1.999292    1.209354   131,588
   01/01/2009 to 12/31/2009......................................   1.209354    1.343266   126,820
   01/01/2010 to 12/31/2010......................................   1.343266    1.604745   106,049
   01/01/2011 to 12/31/2011......................................   1.604745    1.666280    92,156
   01/01/2012 to 12/31/2012......................................   1.666280    1.801149    60,490
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.864311    8.525051         0
   01/01/2006 to 12/31/2006......................................   8.525051    9.024577         0
   01/01/2007 to 12/31/2007......................................   9.024577   10.144425        85
   01/01/2008 to 12/31/2008......................................  10.144425    5.393995        85
   01/01/2009 to 12/31/2009......................................   5.393995    7.624471        84
   01/01/2010 to 12/31/2010......................................   7.624471    8.204484         0
   01/01/2011 to 12/31/2011......................................   8.204484    7.959073         0
   01/01/2012 to 12/31/2012......................................   7.959073    8.946645         0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.526193   14.425411        48
   01/01/2005 to 12/31/2005......................................  14.425411   16.457492     1,055
   01/01/2006 to 12/31/2006......................................  16.457492   18.836003     2,298
   01/01/2007 to 12/31/2007......................................  18.836003   19.686179     1,089
   01/01/2008 to 12/31/2008......................................  19.686179   11.509665       813
   01/01/2009 to 12/31/2009......................................  11.509665   15.827360       810
   01/01/2010 to 12/31/2010......................................  15.827360   18.048102     1,390
   01/01/2011 to 12/31/2011......................................  18.048102   16.261067       935
   01/01/2012 to 12/31/2012......................................  16.261067   19.380368       352
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.913238   11.001653         0
   01/01/2007 to 12/31/2007......................................  11.001653   11.989085         0
   01/01/2008 to 12/31/2008......................................  11.989085   10.979944       950
   01/01/2009 to 12/31/2009......................................  10.979944   12.749617     4,113
   01/01/2010 to 12/31/2010......................................  12.749617   13.514332     4,038
   01/01/2011 to 12/31/2011......................................  13.514332   14.774824     3,306
   01/01/2012 to 12/31/2012......................................  14.774824   15.858806    15,810
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.130316    1.159692   689,390
   01/01/2004 to 12/31/2004......................................   1.159692    1.197478   623,300
   01/01/2005 to 12/31/2005......................................   1.197478    1.204410   602,519
   01/01/2006 to 12/31/2006......................................   1.204410    1.238278   576,506
   01/01/2007 to 12/31/2007......................................   1.238278    1.310037   565,809
   01/01/2008 to 12/31/2008......................................   1.310037    1.293823   573,833
   01/01/2009 to 12/31/2009......................................   1.293823    1.502099   422,302
   01/01/2010 to 12/31/2010......................................   1.502099    1.598243   534,336
   01/01/2011 to 12/31/2011......................................   1.598243    1.621989   479,917
   01/01/2012 to 12/31/2012......................................   1.621989    1.743212   356,558
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.745460   10.893314         0

                                                 1.65% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.294674    0.456720    54,480
   01/01/2004 to 12/31/2004...................   0.456720    0.429854    21,837
   01/01/2005 to 12/31/2005...................   0.429854    0.469418         0
   01/01/2006 to 12/31/2006...................   0.469418    0.486444         0
   01/01/2007 to 12/31/2007...................   0.486444    0.629269    24,634
   01/01/2008 to 12/31/2008...................   0.629269    0.343805    24,634
   01/01/2009 to 12/31/2009...................   0.343805    0.537623    24,634
   01/01/2010 to 12/31/2010...................   0.537623    0.675266    24,634
   01/01/2011 to 12/31/2011...................   0.675266    0.598509    46,669
   01/01/2012 to 12/31/2012...................   0.598509    0.660000    46,669
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.917643    1.315268   248,722
   01/01/2004 to 12/31/2004...................   1.315268    1.518826   176,328
   01/01/2005 to 12/31/2005...................   1.518826    1.558291   169,296
   01/01/2006 to 12/31/2006...................   1.558291    1.802342   122,616
   01/01/2007 to 12/31/2007...................   1.802342    1.742469    64,365
   01/01/2008 to 12/31/2008...................   1.742469    1.136775    56,733
   01/01/2009 to 12/31/2009...................   1.136775    1.405102    57,081
   01/01/2010 to 12/31/2010...................   1.405102    1.749469    52,804
   01/01/2011 to 12/31/2011...................   1.749469    1.647120    47,844
   01/01/2012 to 12/31/2012...................   1.647120    1.880075    29,260
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010704    1.066315         0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.498151   11.126248         0
   01/01/2007 to 12/31/2007...................  11.126248   11.534018         0
   01/01/2008 to 12/31/2008...................  11.534018    8.501714         0
   01/01/2009 to 12/31/2009...................   8.501714   10.443805         0
   01/01/2010 to 12/31/2010...................  10.443805   11.530272         0
   01/01/2011 to 12/31/2011...................  11.530272   11.462321         0
   01/01/2012 to 12/31/2012...................  11.462321   12.721967         0
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.688748   11.380262         0
   01/01/2007 to 12/31/2007...................  11.380262   11.821958         0
   01/01/2008 to 12/31/2008...................  11.821958    7.794369         0
   01/01/2009 to 12/31/2009...................   7.794369    9.897797         0
   01/01/2010 to 12/31/2010...................   9.897797   11.113919         0
   01/01/2011 to 12/31/2011...................  11.113919   10.699652         0
   01/01/2012 to 12/31/2012...................  10.699652   12.105646         0
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.101485    1.191612       509
   01/01/2005 to 12/31/2005...................   1.191612    1.246336       508
   01/01/2006 to 12/31/2006...................   1.246336    1.383930         0
   01/01/2007 to 12/31/2007...................   1.383930    1.485729         0
   01/01/2008 to 12/31/2008...................   1.485729    0.847537         0
   01/01/2009 to 12/31/2009...................   0.847537    1.192454         0
   01/01/2010 to 12/31/2010...................   1.192454    1.369346         0
   01/01/2011 to 12/31/2011...................   1.369346    1.328997         0
   01/01/2012 to 12/31/2012...................   1.328997    1.551244         0

                                                                                  1.65% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.452422   0.608080     14,309
   01/01/2004 to 12/31/2004....................................................   0.608080   0.704709     32,581
   01/01/2005 to 12/31/2005....................................................   0.704709   0.794604     32,961
   01/01/2006 to 12/31/2006....................................................   0.794604   0.829816     29,435
   01/01/2007 to 12/31/2007....................................................   0.829816   0.960119     27,451
   01/01/2008 to 12/31/2008....................................................   0.960119   0.568979     12,926
   01/01/2009 to 12/31/2009....................................................   0.568979   0.814162      7,336
   01/01/2010 to 12/31/2010....................................................   0.814162   1.022549      2,692
   01/01/2011 to 12/31/2011....................................................   1.022549   0.989276      5,810
   01/01/2012 to 12/31/2012....................................................   0.989276   1.106140      5,785
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.216138   1.294395          0
   01/01/2005 to 12/31/2005....................................................   1.294395   1.409709          0
   01/01/2006 to 12/31/2006....................................................   1.409709   1.437014      4,556
   01/01/2007 to 12/31/2007....................................................   1.437014   1.548107      4,542
   01/01/2008 to 12/31/2008....................................................   1.548107   0.969677          0
   01/01/2009 to 12/31/2009....................................................   0.969677   1.322313          0
   01/01/2010 to 12/31/2010....................................................   1.322313   1.751545          0
   01/01/2011 to 12/31/2011....................................................   1.751545   1.747873          0
   01/01/2012 to 12/31/2012....................................................   1.747873   1.992620          0
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.821919   1.928279          0
   01/01/2005 to 12/31/2005....................................................   1.928279   1.945400          0
   01/01/2006 to 12/31/2006....................................................   1.945400   2.005988          0
   01/01/2007 to 12/31/2007....................................................   2.005988   2.046064          0
   01/01/2008 to 12/31/2008....................................................   2.046064   1.706125          0
   01/01/2009 to 12/31/2009....................................................   1.706125   2.213448          0
   01/01/2010 to 12/31/2010....................................................   2.213448   2.448417          0
   01/01/2011 to 12/31/2011....................................................   2.448417   2.548989          0
   01/01/2012 to 12/31/2012....................................................   2.548989   2.790198          0
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.678715   1.857591    146,249
   01/01/2004 to 12/31/2004....................................................   1.857591   1.945452     68,056
   01/01/2005 to 12/31/2005....................................................   1.945452   1.964840     60,522
   01/01/2006 to 12/31/2006....................................................   1.964840   2.026606     62,667
   01/01/2007 to 12/31/2007....................................................   2.026606   2.070773     67,132
   01/01/2008 to 12/31/2008....................................................   2.070773   1.728951     47,555
   01/01/2009 to 12/31/2009....................................................   1.728951   2.244478     60,179
   01/01/2010 to 12/31/2010....................................................   2.244478   2.486454     55,509
   01/01/2011 to 12/31/2011....................................................   2.486454   2.590799     47,615
   01/01/2012 to 12/31/2012....................................................   2.590799   2.836067     27,111
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.505901   1.539252          0
   01/01/2005 to 12/31/2005....................................................   1.539252   1.535190          0
   01/01/2006 to 12/31/2006....................................................   1.535190   1.569254          0
   01/01/2007 to 12/31/2007....................................................   1.569254   1.605691          0
   01/01/2008 to 12/31/2008....................................................   1.605691   1.570939          0
   01/01/2009 to 12/31/2009....................................................   1.570939   1.608282          0
   01/01/2010 to 12/31/2010....................................................   1.608282   1.668856          0
   01/01/2011 to 12/31/2011....................................................   1.668856   1.728060          0
   01/01/2012 to 12/31/2012....................................................   1.728060   1.751433          0

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.536391    1.534644   217,461
   01/01/2004 to 12/31/2004.......................................   1.534644    1.551808   126,292
   01/01/2005 to 12/31/2005.......................................   1.551808    1.550594   124,201
   01/01/2006 to 12/31/2006.......................................   1.550594    1.585917   122,798
   01/01/2007 to 12/31/2007.......................................   1.585917    1.624286   130,170
   01/01/2008 to 12/31/2008.......................................   1.624286    1.590795    80,134
   01/01/2009 to 12/31/2009.......................................   1.590795    1.630260    66,342
   01/01/2010 to 12/31/2010.......................................   1.630260    1.694522    54,234
   01/01/2011 to 12/31/2011.......................................   1.694522    1.754907    50,715
   01/01/2012 to 12/31/2012.......................................   1.754907    1.780364    49,058
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.172672   14.827492       176
   01/01/2007 to 12/31/2007.......................................  14.827492   15.031146       481
   01/01/2008 to 12/31/2008.......................................  15.031146   13.368815     1,236
   01/01/2009 to 12/31/2009.......................................  13.368815   14.770772     1,188
   01/01/2010 to 12/31/2010.......................................  14.770772   15.426810       779
   01/01/2011 to 12/31/2011.......................................  15.426810   16.061155         0
   01/01/2012 to 12/31/2012.......................................  16.061155   16.604040         0
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.056569    1.591643    54,101
   01/01/2004 to 12/31/2004.......................................   1.591643    1.887702    75,489
   01/01/2005 to 12/31/2005.......................................   1.887702    2.321874   148,349
   01/01/2006 to 12/31/2006.......................................   2.321874    2.826312    67,536
   01/01/2007 to 12/31/2007.......................................   2.826312    3.367013   115,010
   01/01/2008 to 12/31/2008.......................................   3.367013    1.535335    64,492
   01/01/2009 to 12/31/2009.......................................   1.535335    2.429854   124,588
   01/01/2010 to 12/31/2010.......................................   2.429854    2.918554    52,502
   01/01/2011 to 12/31/2011.......................................   2.918554    2.315456    44,683
   01/01/2012 to 12/31/2012.......................................   2.315456    2.684606    26,415
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   7.782270   10.446540    56,743
   01/01/2004 to 12/31/2004.......................................  10.446540   11.530293    54,195
   01/01/2005 to 12/31/2005.......................................  11.530293   13.145857    45,865
   01/01/2006 to 12/31/2006.......................................  13.145857   14.217079    39,487
   01/01/2007 to 12/31/2007.......................................  14.217079   15.670441    30,888
   01/01/2008 to 12/31/2008.......................................  15.670441    8.613957    29,842
   01/01/2009 to 12/31/2009.......................................   8.613957   11.782885    25,019
   01/01/2010 to 12/31/2010.......................................  11.782885   13.721041    19,997
   01/01/2011 to 12/31/2011.......................................  13.721041   12.887495    18,240
   01/01/2012 to 12/31/2012.......................................  12.887495   14.905854    12,052
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.256713    8.129742    81,136
   01/01/2004 to 12/31/2004.......................................   8.129742    8.803852    63,638
   01/01/2005 to 12/31/2005.......................................   8.803852    9.142449    59,996
   01/01/2006 to 12/31/2006.......................................   9.142449   10.334707    56,255
   01/01/2007 to 12/31/2007.......................................  10.334707   10.650459    47,058
   01/01/2008 to 12/31/2008.......................................  10.650459    6.494275    45,006
   01/01/2009 to 12/31/2009.......................................   6.494275    8.362750    34,153
   01/01/2010 to 12/31/2010.......................................   8.362750    9.143067    33,746
   01/01/2011 to 12/31/2011.......................................   9.143067    8.807157    29,223
   01/01/2012 to 12/31/2012.......................................   8.807157   10.151155     9,698

                                                                        1.70% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.70
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.188418   10.515091          0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008137    6.997179          0
   01/01/2009 to 12/31/2009..........................................   6.997179    8.896655     47,199
   01/01/2010 to 12/31/2010..........................................   8.896655    9.810440     46,694
   01/01/2011 to 12/31/2011..........................................   9.810440    9.440218          0
   01/01/2012 to 12/31/2012..........................................   9.440218   10.535816      8,503
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998137    6.346661     13,284
   01/01/2009 to 12/31/2009..........................................   6.346661    8.363656     26,094
   01/01/2010 to 12/31/2010..........................................   8.363656    9.331438     29,348
   01/01/2011 to 12/31/2011..........................................   9.331438    8.740243     34,086
   01/01/2012 to 12/31/2012..........................................   8.740243    9.980552     29,329
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018136    7.669513      9,132
   01/01/2009 to 12/31/2009..........................................   7.669513    9.304391     33,977
   01/01/2010 to 12/31/2010..........................................   9.304391   10.053851     64,939
   01/01/2011 to 12/31/2011..........................................  10.053851    9.903644     43,789
   01/01/2012 to 12/31/2012..........................................   9.903644   10.791138     40,799
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.118844   11.501942        998
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.136711    1.295929      3,588
   01/01/2005 to 12/31/2005..........................................   1.295929    1.498226     39,455
   01/01/2006 to 12/31/2006..........................................   1.498226    1.712075     48,111
   01/01/2007 to 12/31/2007..........................................   1.712075    1.852534     84,249
   01/01/2008 to 12/31/2008..........................................   1.852534    1.015475    128,630
   01/01/2009 to 12/31/2009..........................................   1.015475    1.216856    116,920
   01/01/2010 to 12/31/2010..........................................   1.216856    1.278438     87,193
   01/01/2011 to 12/31/2011..........................................   1.278438    1.003871     61,572
   01/01/2012 to 12/31/2012..........................................   1.003871    1.177998     42,329
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.899044    1.130477  1,331,970
   01/01/2004 to 12/31/2004..........................................   1.130477    1.311588  1,176,505
   01/01/2005 to 12/31/2005..........................................   1.311588    1.519088  1,063,002
   01/01/2006 to 12/31/2006..........................................   1.519088    1.736403    910,660
   01/01/2007 to 12/31/2007..........................................   1.736403    1.881172    788,443
   01/01/2008 to 12/31/2008..........................................   1.881172    1.031918    787,515
   01/01/2009 to 12/31/2009..........................................   1.031918    1.237341    868,952
   01/01/2010 to 12/31/2010..........................................   1.237341    1.302106    742,933
   01/01/2011 to 12/31/2011..........................................   1.302106    1.024408    336,404
   01/01/2012 to 12/31/2012..........................................   1.024408    1.202371     50,518
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.208601    1.228394  1,978,940
   01/01/2004 to 12/31/2004..........................................   1.228394    1.254055  1,819,977
   01/01/2005 to 12/31/2005..........................................   1.254055    1.255819  1,813,763
   01/01/2006 to 12/31/2006..........................................   1.255819    1.281786  1,481,343
   01/01/2007 to 12/31/2007..........................................   1.281786    1.344000  1,397,263
   01/01/2008 to 12/31/2008..........................................   1.344000    1.395685  1,213,347
   01/01/2009 to 12/31/2009..........................................   1.395685    1.440490    981,155
   01/01/2010 to 12/31/2010..........................................   1.440490    1.496841    689,830
   01/01/2011 to 12/31/2011..........................................   1.496841    1.578858    258,478
   01/01/2012 to 12/31/2012..........................................   1.578858    1.608369    152,992

                                                                 1.70% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  31.991746   35.398525          0
   01/01/2005 to 12/31/2005...................................  35.398525   38.434373        187
   01/01/2006 to 12/31/2006...................................  38.434373   40.232191         38
   01/01/2007 to 12/31/2007...................................  40.232191   47.554063        824
   01/01/2008 to 12/31/2008...................................  47.554063   25.319476      2,396
   01/01/2009 to 12/31/2009...................................  25.319476   37.105374      2,558
   01/01/2010 to 12/31/2010...................................  37.105374   41.950169        835
   01/01/2011 to 12/31/2011...................................  41.950169   39.906203        335
   01/01/2012 to 12/31/2012...................................  39.906203   43.424753        347
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   3.956996    4.107492  1,240,121
   01/01/2004 to 12/31/2004...................................   4.107492    4.206548  1,117,236
   01/01/2005 to 12/31/2005...................................   4.206548    4.224943    954,902
   01/01/2006 to 12/31/2006...................................   4.224943    4.325767    802,828
   01/01/2007 to 12/31/2007...................................   4.325767    4.508563    625,006
   01/01/2008 to 12/31/2008...................................   4.508563    4.269915    418,207
   01/01/2009 to 12/31/2009...................................   4.269915    4.583464    382,954
   01/01/2010 to 12/31/2010...................................   4.583464    4.869825    337,299
   01/01/2011 to 12/31/2011...................................   4.869825    5.089799     96,808
   01/01/2012 to 12/31/2012...................................   5.089799    5.367905     43,137
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  33.491638   36.063514        239
   01/01/2005 to 12/31/2005...................................  36.063514   36.456839        274
   01/01/2006 to 12/31/2006...................................  36.456839   39.516474      1,670
   01/01/2007 to 12/31/2007...................................  39.516474   41.028762      1,653
   01/01/2008 to 12/31/2008...................................  41.028762   30.265364      2,178
   01/01/2009 to 12/31/2009...................................  30.265364   34.813921      2,270
   01/01/2010 to 12/31/2010...................................  34.813921   37.415418      1,324
   01/01/2011 to 12/31/2011...................................  37.415418   38.106320        126
   01/01/2012 to 12/31/2012...................................  38.106320   41.996536        110
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.944106   10.245474        921
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.270708    7.318365     63,416
   01/01/2008 to 12/31/2008...................................   7.318365    4.510433     45,231
   01/01/2009 to 12/31/2009...................................   4.510433    5.285657     58,757
   01/01/2010 to 12/31/2010...................................   5.285657    5.843831     39,428
   01/01/2011 to 12/31/2011...................................   5.843831    5.760186      7,403
   01/01/2012 to 12/31/2012...................................   5.760186    6.422123      1,175
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.432809    5.661499    119,808
   01/01/2004 to 12/31/2004...................................   5.661499    6.155683    125,671
   01/01/2005 to 12/31/2005...................................   6.155683    6.252947    115,320
   01/01/2006 to 12/31/2006...................................   6.252947    6.998310     98,886
   01/01/2007 to 04/27/2007...................................   6.998310    7.332170          0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.062708    1.170033     66,119
   01/01/2005 to 12/31/2005...................................   1.170033    1.214294    119,095
   01/01/2006 to 12/31/2006...................................   1.214294    1.422256    123,001
   01/01/2007 to 12/31/2007...................................   1.422256    1.441905    184,360
   01/01/2008 to 12/31/2008...................................   1.441905    0.919836    242,180
   01/01/2009 to 12/31/2009...................................   0.919836    1.004295    258,397
   01/01/2010 to 12/31/2010...................................   1.004295    1.075503    194,158
   01/01/2011 to 12/31/2011...................................   1.075503    1.079085    180,907
   01/01/2012 to 12/31/2012...................................   1.079085    1.208993    140,214

                                                              1.70% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.790820    1.052822    199,452
   01/01/2004 to 12/31/2004................................   1.052822    1.172910    296,236
   01/01/2005 to 12/31/2005................................   1.172910    1.218820    284,167
   01/01/2006 to 12/31/2006................................   1.218820    1.428459    436,332
   01/01/2007 to 12/31/2007................................   1.428459    1.450198    481,099
   01/01/2008 to 12/31/2008................................   1.450198    0.926134    494,505
   01/01/2009 to 12/31/2009................................   0.926134    1.012288    319,122
   01/01/2010 to 12/31/2010................................   1.012288    1.084831    242,723
   01/01/2011 to 12/31/2011................................   1.084831    1.089272     98,725
   01/01/2012 to 12/31/2012................................   1.089272    1.222212     22,716
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.254193    2.465109     24,164
   01/01/2005 to 12/31/2005................................   2.465109    2.587356     28,810
   01/01/2006 to 12/31/2006................................   2.587356    2.642696     36,050
   01/01/2007 to 12/31/2007................................   2.642696    3.076771     59,409
   01/01/2008 to 12/31/2008................................   3.076771    1.914892     89,570
   01/01/2009 to 12/31/2009................................   1.914892    2.569866     94,299
   01/01/2010 to 12/31/2010................................   2.569866    3.018476    107,278
   01/01/2011 to 12/31/2011................................   3.018476    2.695991    103,942
   01/01/2012 to 12/31/2012................................   2.695991    3.023292    101,587
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.602310   16.762118          0
   01/01/2007 to 12/31/2007................................  16.762118   17.091465          0
   01/01/2008 to 12/31/2008................................  17.091465    9.249594          0
   01/01/2009 to 05/01/2009................................   9.249594    9.643160          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.753804    2.326154    761,914
   01/01/2004 to 12/31/2004................................   2.326154    2.483669    603,561
   01/01/2005 to 12/31/2005................................   2.483669    2.609226    474,499
   01/01/2006 to 12/31/2006................................   2.609226    2.667917    351,125
   01/01/2007 to 12/31/2007................................   2.667917    3.109043    320,432
   01/01/2008 to 12/31/2008................................   3.109043    1.936897    248,411
   01/01/2009 to 12/31/2009................................   1.936897    2.601661    231,007
   01/01/2010 to 12/31/2010................................   2.601661    3.059762    152,552
   01/01/2011 to 12/31/2011................................   3.059762    2.735627     29,966
   01/01/2012 to 12/31/2012................................   2.735627    3.070490     20,442
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.097260    2.073347  3,569,418
   01/01/2004 to 12/31/2004................................   2.073347    2.053265  2,392,304
   01/01/2005 to 12/31/2005................................   2.053265    2.071975  1,942,858
   01/01/2006 to 12/31/2006................................   2.071975    2.129857  1,654,762
   01/01/2007 to 12/31/2007................................   2.129857    2.194567  1,337,454
   01/01/2008 to 12/31/2008................................   2.194567    2.213552  1,887,764
   01/01/2009 to 12/31/2009................................   2.213552    2.181749  1,218,369
   01/01/2010 to 12/31/2010................................   2.181749    2.144972    633,108
   01/01/2011 to 12/31/2011................................   2.144972    2.108912    262,491
   01/01/2012 to 12/31/2012................................   2.108912    2.073169    163,256
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998603   12.807859     20,978
   01/01/2005 to 12/31/2005................................  12.807859   14.265628     53,375
   01/01/2006 to 12/31/2006................................  14.265628   19.296995     69,941
   01/01/2007 to 12/31/2007................................  19.296995   16.123181     75,954
   01/01/2008 to 12/31/2008................................  16.123181    9.244955     63,882
   01/01/2009 to 12/31/2009................................   9.244955   12.246189     53,859
   01/01/2010 to 12/31/2010................................  12.246189   13.979123     44,765
   01/01/2011 to 12/31/2011................................  13.979123   12.976144     25,939
   01/01/2012 to 12/31/2012................................  12.976144   16.071691     14,778

                                                         1.70% VARIABLE ACCOUNT CHARGE
                                                       ----------------------------------
                                                          AUV AT     AUV AT   ACCUM UNITS
                                                       BEGINNING OF ENDING OF   END OF
                                                          PERIOD     PERIOD     PERIOD
                                                       ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.776756   2.982586      55,921
   01/01/2005 to 12/31/2005...........................   2.982586   3.225573     176,343
   01/01/2006 to 12/31/2006...........................   3.225573   3.625504     220,820
   01/01/2007 to 12/31/2007...........................   3.625504   3.718870     281,331
   01/01/2008 to 12/31/2008...........................   3.718870   2.211124     328,676
   01/01/2009 to 12/31/2009...........................   2.211124   2.861895     292,582
   01/01/2010 to 12/31/2010...........................   2.861895   3.143200     205,469
   01/01/2011 to 12/31/2011...........................   3.143200   2.958395     157,457
   01/01/2012 to 12/31/2012...........................   2.958395   3.275215     126,879
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   2.123779   2.729749   2,439,124
   01/01/2004 to 12/31/2004...........................   2.729749   3.009453   2,460,437
   01/01/2005 to 12/31/2005...........................   3.009453   3.258782   2,290,744
   01/01/2006 to 12/31/2006...........................   3.258782   3.665558   2,055,896
   01/01/2007 to 12/31/2007...........................   3.665558   3.763142   1,813,207
   01/01/2008 to 12/31/2008...........................   3.763142   2.239742   1,628,319
   01/01/2009 to 12/31/2009...........................   2.239742   2.902831   1,507,474
   01/01/2010 to 12/31/2010...........................   2.902831   3.191169   1,202,741
   01/01/2011 to 12/31/2011...........................   3.191169   3.006364     454,040
   01/01/2012 to 12/31/2012...........................   3.006364   3.330816      67,388
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.226431   2.506373           0
   01/01/2005 to 12/31/2005...........................   2.506373   2.721300      15,858
   01/01/2006 to 12/31/2006...........................   2.721300   2.987529      14,992
   01/01/2007 to 12/31/2007...........................   2.987529   3.052602      14,965
   01/01/2008 to 12/31/2008...........................   3.052602   1.827543      11,724
   01/01/2009 to 12/31/2009...........................   1.827543   2.182789      14,074
   01/01/2010 to 12/31/2010...........................   2.182789   2.452417      12,587
   01/01/2011 to 12/31/2011...........................   2.452417   2.257219      12,488
   01/01/2012 to 12/31/2012...........................   2.257219   2.562275      10,562
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   1.818119   2.265506     155,473
   01/01/2004 to 12/31/2004...........................   2.265506   2.529282     161,402
   01/01/2005 to 12/31/2005...........................   2.529282   2.748572     156,798
   01/01/2006 to 12/31/2006...........................   2.748572   3.020387     237,001
   01/01/2007 to 12/31/2007...........................   3.020387   3.089208     185,382
   01/01/2008 to 12/31/2008...........................   3.089208   1.851550     150,035
   01/01/2009 to 12/31/2009...........................   1.851550   2.214600     122,476
   01/01/2010 to 12/31/2010...........................   2.214600   2.490749      88,879
   01/01/2011 to 12/31/2011...........................   2.490749   2.294629      37,556
   01/01/2012 to 12/31/2012...........................   2.294629   2.607405       4,615
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...........................   0.871034   1.167616     123,103
   01/01/2004 to 12/31/2004...........................   1.167616   1.383482     235,937
   01/01/2005 to 12/31/2005...........................   1.383482   1.553879     394,697
   01/01/2006 to 12/31/2006...........................   1.553879   1.968500     574,031
   01/01/2007 to 12/31/2007...........................   1.968500   1.913491     473,178
   01/01/2008 to 12/31/2008...........................   1.913491   1.112032     387,923
   01/01/2009 to 12/31/2009...........................   1.112032   1.695277     443,564
   01/01/2010 to 12/31/2010...........................   1.695277   1.940393     329,170
   01/01/2011 to 12/31/2011...........................   1.940393   1.635777     332,301
   01/01/2012 to 12/31/2012...........................   1.635777   2.078474     188,181

                                                                  1.70% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................    0.880537    1.169997   215,054
   01/01/2004 to 12/31/2004...................................    1.169997    1.388191   296,319
   01/01/2005 to 12/31/2005...................................    1.388191    1.559674   516,442
   01/01/2006 to 12/31/2006...................................    1.559674    1.977934   694,449
   01/01/2007 to 12/31/2007...................................    1.977934    1.924969   675,108
   01/01/2008 to 12/31/2008...................................    1.924969    1.119805   420,800
   01/01/2009 to 12/31/2009...................................    1.119805    1.709378   479,929
   01/01/2010 to 12/31/2010...................................    1.709378    1.957976   389,410
   01/01/2011 to 12/31/2011...................................    1.957976    1.653212   168,378
   01/01/2012 to 12/31/2012...................................    1.653212    2.100941    17,644
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.010663    1.045831         0
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.844170    1.152523   243,889
   01/01/2004 to 12/31/2004...................................    1.152523    1.205926   292,038
   01/01/2005 to 12/31/2005...................................    1.205926    1.283661   309,417
   01/01/2006 to 12/31/2006...................................    1.283661    1.441076   234,759
   01/01/2007 to 12/31/2007...................................    1.441076    1.573498   288,449
   01/01/2008 to 12/31/2008...................................    1.573498    0.947791   227,601
   01/01/2009 to 12/31/2009...................................    0.947791    1.246953   246,777
   01/01/2010 to 12/31/2010...................................    1.246953    1.546938   199,817
   01/01/2011 to 12/31/2011...................................    1.546938    1.504472   154,724
   01/01/2012 to 12/31/2012...................................    1.504472    1.748616    65,736
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  135.246249  165.578366       817
   01/01/2008 to 12/31/2008...................................  165.578366   94.415952     4,914
   01/01/2009 to 12/31/2009...................................   94.415952  132.604203     5,134
   01/01/2010 to 12/31/2010...................................  132.604203  142.621142     4,593
   01/01/2011 to 12/31/2011...................................  142.621142  129.641895     2,271
   01/01/2012 to 12/31/2012...................................  129.641895  156.141071     1,231
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.400842    0.480537    14,379
   01/01/2006 to 12/31/2006...................................    0.480537    0.484383    14,314
   01/01/2007 to 12/31/2007...................................    0.484383    0.530405    14,255
   01/01/2008 to 12/31/2008...................................    0.530405    0.330866    14,183
   01/01/2009 to 12/31/2009...................................    0.330866    0.453984    18,941
   01/01/2010 to 12/31/2010...................................    0.453984    0.496833    19,825
   01/01/2011 to 12/31/2011...................................    0.496833    0.489558    19,054
   01/01/2012 to 12/31/2012...................................    0.489558    0.556136   138,881
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.847731    8.504261     6,071
   01/01/2006 to 12/31/2006...................................    8.504261    8.998080     5,915
   01/01/2007 to 12/31/2007...................................    8.998080   10.109556    12,195
   01/01/2008 to 12/31/2008...................................   10.109556    5.372750    17,905
   01/01/2009 to 12/31/2009...................................    5.372750    7.590645    14,534
   01/01/2010 to 12/31/2010...................................    7.590645    8.164005    13,354
   01/01/2011 to 12/31/2011...................................    8.164005    7.915853    10,053
   01/01/2012 to 04/27/2012...................................    7.915853    8.896615         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.417514    0.435000         0
   01/01/2005 to 04/30/2005...................................    0.435000    0.396050         0

                                                                      1.70% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................   0.401132   0.481581    573,507
   01/01/2006 to 12/31/2006........................................   0.481581   0.485789    464,174
   01/01/2007 to 12/31/2007........................................   0.485789   0.532686    350,024
   01/01/2008 to 12/31/2008........................................   0.532686   0.332147    271,749
   01/01/2009 to 12/31/2009........................................   0.332147   0.456783    205,446
   01/01/2010 to 12/31/2010........................................   0.456783   0.500469    194,050
   01/01/2011 to 12/31/2011........................................   0.500469   0.493561     92,642
   01/01/2012 to 12/31/2012........................................   0.493561   0.560790      5,770
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................   0.342094   0.422767    921,740
   01/01/2004 to 12/31/2004........................................   0.422767   0.435018    729,436
   01/01/2005 to 04/30/2005........................................   0.435018   0.400005          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................   1.012718   1.047873          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.525828   0.671555    580,545
   01/01/2004 to 12/31/2004........................................   0.671555   0.715931    445,932
   01/01/2005 to 12/31/2005........................................   0.715931   0.799459    407,403
   01/01/2006 to 12/31/2006........................................   0.799459   0.772355    370,250
   01/01/2007 to 12/31/2007........................................   0.772355   0.776477    342,240
   01/01/2008 to 12/31/2008........................................   0.776477   0.465241    305,692
   01/01/2009 to 12/31/2009........................................   0.465241   0.608165    283,862
   01/01/2010 to 12/31/2010........................................   0.608165   0.740147    320,125
   01/01/2011 to 12/31/2011........................................   0.740147   0.751327     98,910
   01/01/2012 to 12/31/2012........................................   0.751327   0.875296     96,153
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.159800   9.800548          0
   01/01/2007 to 12/31/2007........................................   9.800548   9.065356        639
   01/01/2008 to 12/31/2008........................................   9.065356   4.044572      2,561
   01/01/2009 to 12/31/2009........................................   4.044572   5.486228      2,612
   01/01/2010 to 12/31/2010........................................   5.486228   5.789419      2,639
   01/01/2011 to 04/29/2011........................................   5.789419   6.149930          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.621642   0.562772    422,276
   01/01/2012 to 12/31/2012........................................   0.562772   0.655956     17,497
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.923573   0.988556    468,108
   01/01/2007 to 12/31/2007........................................   0.988556   0.915323    447,528
   01/01/2008 to 12/31/2008........................................   0.915323   0.408727    528,977
   01/01/2009 to 12/31/2009........................................   0.408727   0.554382    547,036
   01/01/2010 to 12/31/2010........................................   0.554382   0.585236    405,098
   01/01/2011 to 04/29/2011........................................   0.585236   0.621729          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.272561   2.569964     13,507
   01/01/2005 to 12/31/2005........................................   2.569964   2.695468     40,758
   01/01/2006 to 12/31/2006........................................   2.695468   3.084636     71,491
   01/01/2007 to 12/31/2007........................................   3.084636   3.384878    113,031
   01/01/2008 to 12/31/2008........................................   3.384878   2.127780    136,197
   01/01/2009 to 12/31/2009........................................   2.127780   2.717966    130,892
   01/01/2010 to 12/31/2010........................................   2.717966   3.399268     99,567
   01/01/2011 to 12/31/2011........................................   3.399268   3.353404     83,213
   01/01/2012 to 12/31/2012........................................   3.353404   3.766964     60,127

                                                               1.70% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   1.691550   2.266443     614,034
   01/01/2004 to 12/31/2004.................................   2.266443   2.589231     589,029
   01/01/2005 to 12/31/2005.................................   2.589231   2.718089     564,579
   01/01/2006 to 12/31/2006.................................   2.718089   3.113509     518,570
   01/01/2007 to 12/31/2007.................................   3.113509   3.419803     457,598
   01/01/2008 to 12/31/2008.................................   3.419803   2.151898     375,726
   01/01/2009 to 12/31/2009.................................   2.151898   2.751393     285,209
   01/01/2010 to 12/31/2010.................................   2.751393   3.444603     214,863
   01/01/2011 to 12/31/2011.................................   3.444603   3.401574      86,106
   01/01/2012 to 12/31/2012.................................   3.401574   3.824804      29,537
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.621095   0.882999     740,456
   01/01/2004 to 12/31/2004.................................   0.882999   0.964844     773,936
   01/01/2005 to 12/31/2005.................................   0.964844   0.990281     670,881
   01/01/2006 to 12/31/2006.................................   0.990281   1.068268     631,924
   01/01/2007 to 12/31/2007.................................   1.068268   1.095477     596,791
   01/01/2008 to 12/31/2008.................................   1.095477   0.632063     448,540
   01/01/2009 to 12/31/2009.................................   0.632063   0.805818     484,267
   01/01/2010 to 12/31/2010.................................   0.805818   1.040592     400,045
   01/01/2011 to 12/31/2011.................................   1.040592   1.051173     110,536
   01/01/2012 to 12/31/2012.................................   1.051173   1.145939      60,509
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.317400   1.543333   1,444,826
   01/01/2004 to 12/31/2004.................................   1.543333   1.641160   1,476,855
   01/01/2005 to 12/31/2005.................................   1.641160   1.637668   1,558,814
   01/01/2006 to 12/31/2006.................................   1.637668   1.757429   1,495,392
   01/01/2007 to 12/31/2007.................................   1.757429   1.840810   1,545,409
   01/01/2008 to 12/31/2008.................................   1.840810   1.473029   1,083,571
   01/01/2009 to 12/31/2009.................................   1.473029   1.980755   1,097,019
   01/01/2010 to 12/31/2010.................................   1.980755   2.199870     840,733
   01/01/2011 to 12/31/2011.................................   2.199870   2.259315     431,185
   01/01/2012 to 12/31/2012.................................   2.259315   2.508602     177,726
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.432191   2.495258     139,174
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.316717   1.762691     658,288
   01/01/2004 to 12/31/2004.................................   1.762691   2.125600   1,027,671
   01/01/2005 to 12/31/2005.................................   2.125600   2.339149   1,264,582
   01/01/2006 to 12/31/2006.................................   2.339149   2.557347   1,267,251
   01/01/2007 to 12/31/2007.................................   2.557347   2.594222   1,136,886
   01/01/2008 to 12/31/2008.................................   2.594222   1.339502     822,006
   01/01/2009 to 12/31/2009.................................   1.339502   1.945644     641,896
   01/01/2010 to 12/31/2010.................................   1.945644   2.411165     525,093
   01/01/2011 to 12/31/2011.................................   2.411165   2.212383     223,237
   01/01/2012 to 04/27/2012.................................   2.212383   2.444179           0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.914334   3.156174      30,148
   01/01/2005 to 12/31/2005.................................   3.156174   3.404362     122,407
   01/01/2006 to 12/31/2006.................................   3.404362   3.754589     182,888
   01/01/2007 to 12/31/2007.................................   3.754589   3.429814     197,001
   01/01/2008 to 12/31/2008.................................   3.429814   1.816266     103,606
   01/01/2009 to 12/31/2009.................................   1.816266   2.521303     118,889
   01/01/2010 to 12/31/2010.................................   2.521303   2.844702      73,931
   01/01/2011 to 12/31/2011.................................   2.844702   2.978376      59,716
   01/01/2012 to 12/31/2012.................................   2.978376   3.267012      49,190

                                                                     1.70% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   2.291097    2.983451  2,738,683
   01/01/2004 to 12/31/2004.......................................   2.983451    3.219636  2,546,970
   01/01/2005 to 12/31/2005.......................................   3.219636    3.476156  2,326,656
   01/01/2006 to 12/31/2006.......................................   3.476156    3.837617  1,986,542
   01/01/2007 to 12/31/2007.......................................   3.837617    3.509160  1,714,337
   01/01/2008 to 12/31/2008.......................................   3.509160    1.860129  1,353,146
   01/01/2009 to 12/31/2009.......................................   1.860129    2.584712  1,248,312
   01/01/2010 to 12/31/2010.......................................   2.584712    2.919105    953,360
   01/01/2011 to 12/31/2011.......................................   2.919105    3.059362    296,176
   01/01/2012 to 12/31/2012.......................................   3.059362    3.359228     46,516
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998137    7.969900          0
   01/01/2009 to 12/31/2009.......................................   7.969900   10.016091      5,993
   01/01/2010 to 12/31/2010.......................................  10.016091   11.011312     26,359
   01/01/2011 to 12/31/2011.......................................  11.011312   11.057144      3,639
   01/01/2012 to 12/31/2012.......................................  11.057144   12.227783      2,522
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987672    9.747194          0
   01/01/2012 to 12/31/2012.......................................   9.747194   10.003456      4,916
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998137    6.586494      3,794
   01/01/2009 to 12/31/2009.......................................   6.586494    8.086847      5,411
   01/01/2010 to 12/31/2010.......................................   8.086847    8.827011      9,222
   01/01/2011 to 12/31/2011.......................................   8.827011    8.631059      1,664
   01/01/2012 to 12/31/2012.......................................   8.631059    9.665608          0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998137    7.019107     12,383
   01/01/2009 to 12/31/2009.......................................   7.019107    8.871078     13,238
   01/01/2010 to 12/31/2010.......................................   8.871078    9.597761     13,138
   01/01/2011 to 12/31/2011.......................................   9.597761    9.270180          0
   01/01/2012 to 12/31/2012.......................................   9.270180   10.582532          0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998137    6.555702          0
   01/01/2009 to 12/31/2009.......................................   6.555702    8.547677          0
   01/01/2010 to 12/31/2010.......................................   8.547677    9.047275        169
   01/01/2011 to 12/31/2011.......................................   9.047275    8.281567        117
   01/01/2012 to 12/31/2012.......................................   8.281567    9.949837          0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.943377   10.208200      9,558
   01/01/2012 to 12/31/2012.......................................  10.208200   11.715378      6,834
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998603   11.128164        540
   01/01/2006 to 12/31/2006.......................................  11.128164   12.654347     46,847
   01/01/2007 to 12/31/2007.......................................  12.654347   12.846545     26,256
   01/01/2008 to 12/31/2008.......................................  12.846545    7.520818     24,508
   01/01/2009 to 12/31/2009.......................................   7.520818    9.722390     26,697
   01/01/2010 to 12/31/2010.......................................   9.722390   11.058410     18,787
   01/01/2011 to 04/29/2011.......................................  11.058410   11.979508          0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.970977   10.412592          0

                                                              1.70% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998603   10.279023          0
   01/01/2006 to 12/31/2006................................  10.279023   10.802642          0
   01/01/2007 to 12/31/2007................................  10.802642   11.211219     48,267
   01/01/2008 to 12/31/2008................................  11.211219    9.435942    100,091
   01/01/2009 to 12/31/2009................................   9.435942   11.181033    195,280
   01/01/2010 to 12/31/2010................................  11.181033   12.097580     90,423
   01/01/2011 to 12/31/2011................................  12.097580   12.280957     80,387
   01/01/2012 to 12/31/2012................................  12.280957   13.181119     68,691
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998603   10.496514          0
   01/01/2006 to 12/31/2006................................  10.496514   11.292446          0
   01/01/2007 to 12/31/2007................................  11.292446   11.635181     39,211
   01/01/2008 to 12/31/2008................................  11.635181    8.968213     72,688
   01/01/2009 to 12/31/2009................................   8.968213   10.904677    178,040
   01/01/2010 to 12/31/2010................................  10.904677   11.956673    169,849
   01/01/2011 to 12/31/2011................................  11.956673   11.878867    132,101
   01/01/2012 to 12/31/2012................................  11.878867   13.016074    170,054
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.855652    1.131880  1,409,636
   01/01/2004 to 12/31/2004................................   1.131880    1.287679  1,292,709
   01/01/2005 to 12/31/2005................................   1.287679    1.418226  1,244,948
   01/01/2006 to 12/31/2006................................   1.418226    1.531392  1,153,007
   01/01/2007 to 12/31/2007................................   1.531392    1.618600  1,007,718
   01/01/2008 to 12/31/2008................................   1.618600    1.012356    732,310
   01/01/2009 to 12/31/2009................................   1.012356    1.361318    565,490
   01/01/2010 to 12/31/2010................................   1.361318    1.686302    485,747
   01/01/2011 to 12/31/2011................................   1.686302    1.621668    157,823
   01/01/2012 to 12/31/2012................................   1.621668    1.870460     78,793
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998603   10.726853     27,797
   01/01/2006 to 12/31/2006................................  10.726853   11.795149     41,493
   01/01/2007 to 12/31/2007................................  11.795149   12.099222    125,444
   01/01/2008 to 12/31/2008................................  12.099222    8.488806    250,401
   01/01/2009 to 12/31/2009................................   8.488806   10.559881    190,997
   01/01/2010 to 12/31/2010................................  10.559881   11.749387    213,720
   01/01/2011 to 12/31/2011................................  11.749387   11.393619    107,441
   01/01/2012 to 12/31/2012................................  11.393619   12.683694     86,813
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998603   10.952259     23,501
   01/01/2006 to 12/31/2006................................  10.952259   12.298957    109,919
   01/01/2007 to 12/31/2007................................  12.298957   12.556012    180,678
   01/01/2008 to 12/31/2008................................  12.556012    8.009019    218,493
   01/01/2009 to 12/31/2009................................   8.009019   10.164881    198,469
   01/01/2010 to 12/31/2010................................  10.164881   11.462612    151,651
   01/01/2011 to 12/31/2011................................  11.462612   10.844681    132,049
   01/01/2012 to 12/31/2012................................  10.844681   12.301324    121,551
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.579943    3.243457    892,566
   01/01/2004 to 12/31/2004................................   3.243457    3.516405    740,790
   01/01/2005 to 12/31/2005................................   3.516405    3.608581    608,861
   01/01/2006 to 12/31/2006................................   3.608581    4.086709    561,972
   01/01/2007 to 12/31/2007................................   4.086709    4.217311    449,420
   01/01/2008 to 12/31/2008................................   4.217311    2.601189    333,143
   01/01/2009 to 12/31/2009................................   2.601189    3.220221    291,997
   01/01/2010 to 12/31/2010................................   3.220221    3.624732    238,021
   01/01/2011 to 12/31/2011................................   3.624732    3.622034     53,193
   01/01/2012 to 12/31/2012................................   3.622034    4.110039      5,030

                                                                        1.70% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   7.575560   8.381102           0
   01/01/2005 to 12/31/2005..........................................   8.381102   8.808945           0
   01/01/2006 to 04/30/2006..........................................   8.808945   9.197654           0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.645272   0.770805     507,702
   01/01/2004 to 12/31/2004..........................................   0.770805   0.843241     695,894
   01/01/2005 to 12/31/2005..........................................   0.843241   0.888045     564,704
   01/01/2006 to 04/30/2006..........................................   0.888045   0.927533           0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.647565   0.788920     234,214
   01/01/2004 to 04/30/2004..........................................   0.788920   0.802410     225,884
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.733228   0.951860     634,773
   01/01/2004 to 12/31/2004..........................................   0.951860   1.118812     645,800
   01/01/2005 to 12/31/2005..........................................   1.118812   1.280653     709,181
   01/01/2006 to 12/31/2006..........................................   1.280653   1.593596     715,546
   01/01/2007 to 12/31/2007..........................................   1.593596   1.774809   1,005,421
   01/01/2008 to 12/31/2008..........................................   1.774809   1.005603   1,381,235
   01/01/2009 to 12/31/2009..........................................   1.005603   1.300730   1,017,383
   01/01/2010 to 12/31/2010..........................................   1.300730   1.424664     651,265
   01/01/2011 to 12/31/2011..........................................   1.424664   1.250618     317,139
   01/01/2012 to 12/31/2012..........................................   1.250618   1.434844     183,088
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.493549   3.791151       5,563
   01/01/2005 to 12/31/2005..........................................   3.791151   3.833686     703,520
   01/01/2006 to 12/31/2006..........................................   3.833686   4.219038     659,330
   01/01/2007 to 12/31/2007..........................................   4.219038   4.318319     559,692
   01/01/2008 to 12/31/2008..........................................   4.318319   3.296560     443,038
   01/01/2009 to 12/31/2009..........................................   3.296560   3.834217     408,466
   01/01/2010 to 12/31/2010..........................................   3.834217   4.138958     315,561
   01/01/2011 to 12/31/2011..........................................   4.138958   4.157193     129,934
   01/01/2012 to 12/31/2012..........................................   4.157193   4.548913      42,864
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.222127   1.437415   1,416,076
   01/01/2004 to 04/30/2004..........................................   1.437415   1.423459   1,653,745
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.193642   1.285543      17,312
   01/01/2005 to 12/31/2005..........................................   1.285543   1.243075      65,365
   01/01/2006 to 12/31/2006..........................................   1.243075   1.440192      72,160
   01/01/2007 to 12/31/2007..........................................   1.440192   1.358781      90,982
   01/01/2008 to 12/31/2008..........................................   1.358781   0.885593      90,331
   01/01/2009 to 12/31/2009..........................................   0.885593   1.049889      83,036
   01/01/2010 to 12/31/2010..........................................   1.049889   1.147593      61,842
   01/01/2011 to 12/31/2011..........................................   1.147593   1.135498      59,837
   01/01/2012 to 12/31/2012..........................................   1.135498   1.298420      31,968
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.959150   1.181930     848,193
   01/01/2004 to 12/31/2004..........................................   1.181930   1.293149     949,348
   01/01/2005 to 12/31/2005..........................................   1.293149   1.251800     914,208
   01/01/2006 to 12/31/2006..........................................   1.251800   1.451467     723,318
   01/01/2007 to 12/31/2007..........................................   1.451467   1.370811     630,985
   01/01/2008 to 12/31/2008..........................................   1.370811   0.894674     443,787
   01/01/2009 to 12/31/2009..........................................   0.894674   1.061411     459,411
   01/01/2010 to 12/31/2010..........................................   1.061411   1.160961     374,285
   01/01/2011 to 12/31/2011..........................................   1.160961   1.150630     166,928
   01/01/2012 to 12/31/2012..........................................   1.150630   1.316572      10,643

                                                                                          1.70% VARIABLE ACCOUNT CHARGE
                                                                                        ----------------------------------
                                                                                           AUV AT     AUV AT   ACCUM UNITS
                                                                                        BEGINNING OF ENDING OF   END OF
                                                                                           PERIOD     PERIOD     PERIOD
                                                                                        ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.963044   1.194645    183,049
   01/01/2004 to 12/31/2004............................................................   1.194645   1.343604    300,534
   01/01/2005 to 12/31/2005............................................................   1.343604   1.427477    312,243
   01/01/2006 to 12/31/2006............................................................   1.427477   1.609442    290,961
   01/01/2007 to 12/31/2007............................................................   1.609442   1.539282    352,118
   01/01/2008 to 12/31/2008............................................................   1.539282   0.933660    342,723
   01/01/2009 to 12/31/2009............................................................   0.933660   1.255366    328,210
   01/01/2010 to 12/31/2010............................................................   1.255366   1.516350    291,596
   01/01/2011 to 12/31/2011............................................................   1.516350   1.412181    160,760
   01/01/2012 to 12/31/2012............................................................   1.412181   1.461632    110,549
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.690294   0.931131    682,309
   01/01/2004 to 12/31/2004............................................................   0.931131   1.091812    794,122
   01/01/2005 to 12/31/2005............................................................   1.091812   1.212282    787,078
   01/01/2006 to 12/31/2006............................................................   1.212282   1.495198    707,346
   01/01/2007 to 12/31/2007............................................................   1.495198   1.624495    761,825
   01/01/2008 to 12/31/2008............................................................   1.624495   0.923080    644,186
   01/01/2009 to 12/31/2009............................................................   0.923080   1.164240    544,586
   01/01/2010 to 12/31/2010............................................................   1.164240   1.235202    450,370
   01/01/2011 to 12/31/2011............................................................   1.235202   1.060802    191,327
   01/01/2012 to 12/31/2012............................................................   1.060802   1.230796    125,063
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................   1.237511   1.434409    266,450
   01/01/2011 to 12/31/2011............................................................   1.434409   1.312657    153,009
   01/01/2012 to 12/31/2012............................................................   1.312657   1.410192     64,793
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003............................................................   0.808737   1.129771    255,104
   01/01/2004 to 04/30/2004............................................................   1.129771   1.118440    309,471
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-
   Account))
   01/01/2003 to 12/31/2003............................................................   1.062807   1.403054    272,854
   01/01/2004 to 12/31/2004............................................................   1.403054   1.611447    327,760
   01/01/2005 to 12/31/2005............................................................   1.611447   1.689930    270,853
   01/01/2006 to 12/31/2006............................................................   1.689930   1.853564    264,675
   01/01/2007 to 12/31/2007............................................................   1.853564   1.969941    265,504
   01/01/2008 to 12/31/2008............................................................   1.969941   0.863100    342,225
   01/01/2009 to 12/31/2009............................................................   0.863100   1.133090    402,885
   01/01/2010 to 04/30/2010............................................................   1.133090   1.225142          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................   1.592726   1.788307     50,656
   01/01/2005 to 12/31/2005............................................................   1.788307   1.826993    141,124
   01/01/2006 to 12/31/2006............................................................   1.826993   2.091634    242,821
   01/01/2007 to 12/31/2007............................................................   2.091634   1.980277    267,315
   01/01/2008 to 12/31/2008............................................................   1.980277   1.196189    108,295
   01/01/2009 to 12/31/2009............................................................   1.196189   1.326957    127,623
   01/01/2010 to 12/31/2010............................................................   1.326957   1.583027     80,028
   01/01/2011 to 12/31/2011............................................................   1.583027   1.642103     56,533
   01/01/2012 to 12/31/2012............................................................   1.642103   1.771727     44,400

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.074305    1.583394  2,912,649
   01/01/2004 to 12/31/2004......................................   1.583394    1.792726  2,961,741
   01/01/2005 to 12/31/2005......................................   1.792726    1.832328  2,494,706
   01/01/2006 to 12/31/2006......................................   1.832328    2.101329  2,221,721
   01/01/2007 to 12/31/2007......................................   2.101329    1.991820  1,895,249
   01/01/2008 to 12/31/2008......................................   1.991820    1.204228  1,427,576
   01/01/2009 to 12/31/2009......................................   1.204228    1.336903  1,426,681
   01/01/2010 to 12/31/2010......................................   1.336903    1.596346  1,014,755
   01/01/2011 to 12/31/2011......................................   1.596346    1.656732    374,563
   01/01/2012 to 12/31/2012......................................   1.656732    1.789928     80,944
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.847731    8.504261      6,071
   01/01/2006 to 12/31/2006......................................   8.504261    8.998080      5,915
   01/01/2007 to 12/31/2007......................................   8.998080   10.109556     12,195
   01/01/2008 to 12/31/2008......................................  10.109556    5.372750     17,905
   01/01/2009 to 12/31/2009......................................   5.372750    7.590645     14,534
   01/01/2010 to 12/31/2010......................................   7.590645    8.164005     13,354
   01/01/2011 to 12/31/2011......................................   8.164005    7.915853     10,053
   01/01/2012 to 12/31/2012......................................   7.915853    8.896615          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.481349   14.369004          0
   01/01/2005 to 12/31/2005......................................  14.369004   16.384971      3,781
   01/01/2006 to 12/31/2006......................................  16.384971   18.743653     12,093
   01/01/2007 to 12/31/2007......................................  18.743653   19.579813     22,376
   01/01/2008 to 12/31/2008......................................  19.579813   11.441724     15,227
   01/01/2009 to 12/31/2009......................................  11.441724   15.726065     13,342
   01/01/2010 to 12/31/2010......................................  15.726065   17.923639     13,290
   01/01/2011 to 12/31/2011......................................  17.923639   16.140864      6,028
   01/01/2012 to 12/31/2012......................................  16.140864   19.227443      5,757
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.896863   10.981503      3,734
   01/01/2007 to 12/31/2007......................................  10.981503   11.961113      3,389
   01/01/2008 to 12/31/2008......................................  11.961113   10.948834     88,179
   01/01/2009 to 12/31/2009......................................  10.948834   12.707142     86,276
   01/01/2010 to 12/31/2010......................................  12.707142   13.462578    102,576
   01/01/2011 to 12/31/2011......................................  13.462578   14.710908     46,058
   01/01/2012 to 12/31/2012......................................  14.710908   15.782267     24,250
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.129254    1.158024  6,709,034
   01/01/2004 to 12/31/2004......................................   1.158024    1.195156  5,534,458
   01/01/2005 to 12/31/2005......................................   1.195156    1.201476  5,367,521
   01/01/2006 to 12/31/2006......................................   1.201476    1.234645  4,855,271
   01/01/2007 to 12/31/2007......................................   1.234645    1.305537  4,450,840
   01/01/2008 to 12/31/2008......................................   1.305537    1.288733  3,648,880
   01/01/2009 to 12/31/2009......................................   1.288733    1.495442  3,404,321
   01/01/2010 to 12/31/2010......................................   1.495442    1.590365  2,932,590
   01/01/2011 to 12/31/2011......................................   1.590365    1.613189  1,195,889
   01/01/2012 to 12/31/2012......................................   1.613189    1.732883    408,096
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.740046   10.884172          0

                                                 1.70% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.294387    0.456051  1,399,521
   01/01/2004 to 12/31/2004...................   0.456051    0.429009  1,186,422
   01/01/2005 to 12/31/2005...................   0.429009    0.468262  1,144,765
   01/01/2006 to 12/31/2006...................   0.468262    0.485004    880,683
   01/01/2007 to 12/31/2007...................   0.485004    0.627091    674,926
   01/01/2008 to 12/31/2008...................   0.627091    0.342443    653,831
   01/01/2009 to 12/31/2009...................   0.342443    0.535225    683,083
   01/01/2010 to 12/31/2010...................   0.535225    0.671918    696,633
   01/01/2011 to 12/31/2011...................   0.671918    0.595245    442,899
   01/01/2012 to 12/31/2012...................   0.595245    0.656071    246,567
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.915740    1.311881    539,219
   01/01/2004 to 12/31/2004...................   1.311881    1.514155    535,835
   01/01/2005 to 12/31/2005...................   1.514155    1.552724    501,978
   01/01/2006 to 12/31/2006...................   1.552724    1.795008    529,665
   01/01/2007 to 12/31/2007...................   1.795008    1.734506    475,069
   01/01/2008 to 12/31/2008...................   1.734506    1.131011    316,456
   01/01/2009 to 12/31/2009...................   1.131011    1.397279    283,758
   01/01/2010 to 12/31/2010...................   1.397279    1.738860    179,507
   01/01/2011 to 12/31/2011...................   1.738860    1.636314    110,490
   01/01/2012 to 12/31/2012...................   1.636314    1.866802     17,905
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010696    1.065948          0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.495088   11.119315          0
   01/01/2007 to 12/31/2007...................  11.119315   11.521036      1,083
   01/01/2008 to 12/31/2008...................  11.521036    8.487882      8,005
   01/01/2009 to 12/31/2009...................   8.487882   10.421601     78,832
   01/01/2010 to 12/31/2010...................  10.421601   11.500012    127,506
   01/01/2011 to 12/31/2011...................  11.500012   11.426536     78,164
   01/01/2012 to 12/31/2012...................  11.426536   12.675878     15,860
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.685630   11.373171        625
   01/01/2007 to 12/31/2007...................  11.373171   11.808653          0
   01/01/2008 to 12/31/2008...................  11.808653    7.781685          0
   01/01/2009 to 12/31/2009...................   7.781685    9.876750      7,710
   01/01/2010 to 12/31/2010...................   9.876750   11.084748     12,965
   01/01/2011 to 12/31/2011...................  11.084748   10.666243      5,685
   01/01/2012 to 12/31/2012...................  10.666243   12.061785        551
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.098467    1.187953     11,541
   01/01/2005 to 12/31/2005...................   1.187953    1.241890    129,605
   01/01/2006 to 12/31/2006...................   1.241890    1.378305    151,455
   01/01/2007 to 12/31/2007...................   1.378305    1.478947    219,446
   01/01/2008 to 12/31/2008...................   1.478947    0.843244    245,924
   01/01/2009 to 12/31/2009...................   0.843244    1.185821    224,946
   01/01/2010 to 12/31/2010...................   1.185821    1.361049    169,972
   01/01/2011 to 12/31/2011...................   1.361049    1.320286    154,568
   01/01/2012 to 12/31/2012...................   1.320286    1.540302    116,517

                                                                                  1.70% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.451995   0.607194     695,188
   01/01/2004 to 12/31/2004....................................................   0.607194   0.703329     811,663
   01/01/2005 to 12/31/2005....................................................   0.703329   0.792654   1,209,925
   01/01/2006 to 12/31/2006....................................................   0.792654   0.827366   1,238,714
   01/01/2007 to 12/31/2007....................................................   0.827366   0.956803   1,432,615
   01/01/2008 to 12/31/2008....................................................   0.956803   0.566729   1,106,900
   01/01/2009 to 12/31/2009....................................................   0.566729   0.810537   1,072,536
   01/01/2010 to 12/31/2010....................................................   0.810537   1.017488     968,655
   01/01/2011 to 12/31/2011....................................................   1.017488   0.983888     490,169
   01/01/2012 to 12/31/2012....................................................   0.983888   1.099563     350,986
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.211782   1.289331       2,226
   01/01/2005 to 12/31/2005....................................................   1.289331   1.403494     101,287
   01/01/2006 to 12/31/2006....................................................   1.403494   1.429965     123,083
   01/01/2007 to 12/31/2007....................................................   1.429965   1.539738     115,234
   01/01/2008 to 12/31/2008....................................................   1.539738   0.963951      57,713
   01/01/2009 to 12/31/2009....................................................   0.963951   1.313847      47,524
   01/01/2010 to 12/31/2010....................................................   1.313847   1.739462      74,534
   01/01/2011 to 12/31/2011....................................................   1.739462   1.734949      79,163
   01/01/2012 to 12/31/2012....................................................   1.734949   1.976892      73,663
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.813275   1.918495      31,750
   01/01/2005 to 12/31/2005....................................................   1.918495   1.934564     130,239
   01/01/2006 to 12/31/2006....................................................   1.934564   1.993820     137,490
   01/01/2007 to 12/31/2007....................................................   1.993820   2.032630     132,878
   01/01/2008 to 12/31/2008....................................................   2.032630   1.694074     110,433
   01/01/2009 to 12/31/2009....................................................   1.694074   2.196715      93,625
   01/01/2010 to 12/31/2010....................................................   2.196715   2.428694      60,548
   01/01/2011 to 12/31/2011....................................................   2.428694   2.527196      53,496
   01/01/2012 to 12/31/2012....................................................   2.527196   2.764952      45,308
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.671871   1.849097   1,664,331
   01/01/2004 to 12/31/2004....................................................   1.849097   1.935587   1,585,780
   01/01/2005 to 12/31/2005....................................................   1.935587   1.953901   1,439,913
   01/01/2006 to 12/31/2006....................................................   1.953901   2.014319   1,330,272
   01/01/2007 to 12/31/2007....................................................   2.014319   2.057184   1,278,719
   01/01/2008 to 12/31/2008....................................................   2.057184   1.716743     841,928
   01/01/2009 to 12/31/2009....................................................   1.716743   2.227518     762,744
   01/01/2010 to 12/31/2010....................................................   2.227518   2.466432     545,980
   01/01/2011 to 12/31/2011....................................................   2.466432   2.568656     210,922
   01/01/2012 to 12/31/2012....................................................   2.568656   2.810415      50,717
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.498756   1.531441      77,187
   01/01/2005 to 12/31/2005....................................................   1.531441   1.526638     174,838
   01/01/2006 to 12/31/2006....................................................   1.526638   1.559734     206,693
   01/01/2007 to 12/31/2007....................................................   1.559734   1.595148     207,731
   01/01/2008 to 12/31/2008....................................................   1.595148   1.559842     195,938
   01/01/2009 to 12/31/2009....................................................   1.559842   1.596123     180,311
   01/01/2010 to 12/31/2010....................................................   1.596123   1.655411     165,490
   01/01/2011 to 12/31/2011....................................................   1.655411   1.713284     153,012
   01/01/2012 to 12/31/2012....................................................   1.713284   1.735584     154,653

                                                                     1.70% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.530123    1.527621  2,163,056
   01/01/2004 to 12/31/2004.......................................   1.527621    1.543931  1,709,312
   01/01/2005 to 12/31/2005.......................................   1.543931    1.541954  1,548,201
   01/01/2006 to 12/31/2006.......................................   1.541954    1.576295  1,299,216
   01/01/2007 to 12/31/2007.......................................   1.576295    1.613619  1,117,633
   01/01/2008 to 12/31/2008.......................................   1.613619    1.579556    774,143
   01/01/2009 to 12/31/2009.......................................   1.579556    1.617933    709,102
   01/01/2010 to 12/31/2010.......................................   1.617933    1.680869    503,685
   01/01/2011 to 12/31/2011.......................................   1.680869    1.739899    113,533
   01/01/2012 to 12/31/2012.......................................   1.739899    1.764252     42,437
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.108981   14.755966      7,672
   01/01/2007 to 12/31/2007.......................................  14.755966   14.951120     28,536
   01/01/2008 to 12/31/2008.......................................  14.951120   13.290972     28,023
   01/01/2009 to 12/31/2009.......................................  13.290972   14.677428     27,030
   01/01/2010 to 12/31/2010.......................................  14.677428   15.321660     20,559
   01/01/2011 to 12/31/2011.......................................  15.321660   15.943731     11,156
   01/01/2012 to 12/31/2012.......................................  15.943731   16.474364      3,941
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.054096    1.587124    820,699
   01/01/2004 to 12/31/2004.......................................   1.587124    1.881399    926,661
   01/01/2005 to 12/31/2005.......................................   1.881399    2.312969  1,142,032
   01/01/2006 to 12/31/2006.......................................   2.312969    2.814070  1,347,849
   01/01/2007 to 12/31/2007.......................................   2.814070    3.350744  1,336,022
   01/01/2008 to 12/31/2008.......................................   3.350744    1.527148  1,129,630
   01/01/2009 to 12/31/2009.......................................   1.527148    2.415689  1,007,910
   01/01/2010 to 12/31/2010.......................................   2.415689    2.900092    795,088
   01/01/2011 to 12/31/2011.......................................   2.900092    2.299660    443,088
   01/01/2012 to 12/31/2012.......................................   2.299660    2.664952    274,494
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   7.709043   10.343073    819,991
   01/01/2004 to 12/31/2004.......................................  10.343073   11.410370    909,262
   01/01/2005 to 12/31/2005.......................................  11.410370   13.002650    878,842
   01/01/2006 to 12/31/2006.......................................  13.002650   14.055192    791,214
   01/01/2007 to 12/31/2007.......................................  14.055192   15.484216    698,597
   01/01/2008 to 12/31/2008.......................................  15.484216    8.507311    602,136
   01/01/2009 to 12/31/2009.......................................   8.507311   11.631189    569,542
   01/01/2010 to 12/31/2010.......................................  11.631189   13.537628    428,160
   01/01/2011 to 12/31/2011.......................................  13.537628   12.708880    203,848
   01/01/2012 to 12/31/2012.......................................  12.708880   14.691883     91,877
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.197869    8.049268    962,599
   01/01/2004 to 12/31/2004.......................................   8.049268    8.712336    949,614
   01/01/2005 to 12/31/2005.......................................   8.712336    9.042904    878,348
   01/01/2006 to 12/31/2006.......................................   9.042904   10.217085    796,767
   01/01/2007 to 12/31/2007.......................................  10.217085   10.523951    698,784
   01/01/2008 to 12/31/2008.......................................  10.523951    6.413909    506,727
   01/01/2009 to 12/31/2009.......................................   6.413909    8.255134    471,751
   01/01/2010 to 12/31/2010.......................................   8.255134    9.020902    335,808
   01/01/2011 to 12/31/2011.......................................   9.020902    8.685145    186,608
   01/01/2012 to 12/31/2012.......................................   8.685145   10.005494     87,084

                                                                        1.75% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.75
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.183282   10.506265         0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008082    6.994767    17,352
   01/01/2009 to 12/31/2009..........................................   6.994767    8.889143    17,203
   01/01/2010 to 12/31/2010..........................................   8.889143    9.797260    21,339
   01/01/2011 to 12/31/2011..........................................   9.797260    9.422832    20,943
   01/01/2012 to 12/31/2012..........................................   9.422832   10.511129   188,072
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998082    6.344471     1,168
   01/01/2009 to 12/31/2009..........................................   6.344471    8.356591     1,887
   01/01/2010 to 12/31/2010..........................................   8.356591    9.318900     1,675
   01/01/2011 to 12/31/2011..........................................   9.318900    8.724143     2,207
   01/01/2012 to 12/31/2012..........................................   8.724143    9.957163     1,464
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018081    7.666872    49,546
   01/01/2009 to 12/31/2009..........................................   7.666872    9.296538   174,070
   01/01/2010 to 12/31/2010..........................................   9.296538   10.040347   171,039
   01/01/2011 to 12/31/2011..........................................  10.040347    9.885409   173,554
   01/01/2012 to 12/31/2012..........................................   9.885409   10.765856     7,429
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.113091   11.492134         0
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.129334    1.287093    41,739
   01/01/2005 to 12/31/2005..........................................   1.287093    1.487269    61,754
   01/01/2006 to 12/31/2006..........................................   1.487269    1.698707    98,090
   01/01/2007 to 12/31/2007..........................................   1.698707    1.837145    99,709
   01/01/2008 to 12/31/2008..........................................   1.837145    1.006533   112,096
   01/01/2009 to 12/31/2009..........................................   1.006533    1.205538   117,568
   01/01/2010 to 12/31/2010..........................................   1.205538    1.265915   101,228
   01/01/2011 to 12/31/2011..........................................   1.265915    0.993541   106,154
   01/01/2012 to 12/31/2012..........................................   0.993541    1.165291   183,537
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.893799    1.123316   144,888
   01/01/2004 to 12/31/2004..........................................   1.123316    1.302626   141,794
   01/01/2005 to 12/31/2005..........................................   1.302626    1.507957   138,161
   01/01/2006 to 12/31/2006..........................................   1.507957    1.722820   108,060
   01/01/2007 to 12/31/2007..........................................   1.722820    1.865519    88,517
   01/01/2008 to 12/31/2008..........................................   1.865519    1.022818   112,920
   01/01/2009 to 12/31/2009..........................................   1.022818    1.225815    79,036
   01/01/2010 to 12/31/2010..........................................   1.225815    1.289333    79,873
   01/01/2011 to 12/31/2011..........................................   1.289333    1.013852    89,961
   01/01/2012 to 12/31/2012..........................................   1.013852    1.189384    76,584
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.206098    1.225242   367,394
   01/01/2004 to 12/31/2004..........................................   1.225242    1.250210   515,898
   01/01/2005 to 12/31/2005..........................................   1.250210    1.251344   482,756
   01/01/2006 to 12/31/2006..........................................   1.251344    1.276583   288,711
   01/01/2007 to 12/31/2007..........................................   1.276583    1.337871   291,791
   01/01/2008 to 12/31/2008..........................................   1.337871    1.388624   247,678
   01/01/2009 to 12/31/2009..........................................   1.388624    1.432486   145,646
   01/01/2010 to 12/31/2010..........................................   1.432486    1.487780   154,125
   01/01/2011 to 12/31/2011..........................................   1.487780    1.568519   133,134
   01/01/2012 to 12/31/2012..........................................   1.568519    1.597033   137,191

                                                                 1.75% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  31.736430   35.104377        64
   01/01/2005 to 12/31/2005...................................  35.104377   38.096005     1,812
   01/01/2006 to 12/31/2006...................................  38.096005   39.858105     1,947
   01/01/2007 to 12/31/2007...................................  39.858105   47.088223       997
   01/01/2008 to 12/31/2008...................................  47.088223   25.058834     1,092
   01/01/2009 to 12/31/2009...................................  25.058834   36.705054     1,660
   01/01/2010 to 12/31/2010...................................  36.705054   41.476854     2,438
   01/01/2011 to 12/31/2011...................................  41.476854   39.436257     2,625
   01/01/2012 to 12/31/2012...................................  39.436257   42.891804     1,987
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   3.918881    4.065889   139,465
   01/01/2004 to 12/31/2004...................................   4.065889    4.161855   194,839
   01/01/2005 to 12/31/2005...................................   4.161855    4.177970   201,187
   01/01/2006 to 12/31/2006...................................   4.177970    4.275541   173,536
   01/01/2007 to 12/31/2007...................................   4.275541    4.453975   151,531
   01/01/2008 to 12/31/2008...................................   4.453975    4.216102   110,718
   01/01/2009 to 12/31/2009...................................   4.216102    4.523438    76,157
   01/01/2010 to 12/31/2010...................................   4.523438    4.803646    81,066
   01/01/2011 to 12/31/2011...................................   4.803646    5.018129    79,195
   01/01/2012 to 12/31/2012...................................   5.018129    5.289660    68,659
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  33.194386   35.731588     2,864
   01/01/2005 to 12/31/2005...................................  35.731588   36.103287     3,629
   01/01/2006 to 12/31/2006...................................  36.103287   39.113745     3,580
   01/01/2007 to 12/31/2007...................................  39.113745   40.590210     3,430
   01/01/2008 to 12/31/2008...................................  40.590210   29.926829     3,335
   01/01/2009 to 12/31/2009...................................  29.926829   34.407302     3,483
   01/01/2010 to 12/31/2010...................................  34.407302   36.959940     3,525
   01/01/2011 to 12/31/2011...................................  36.959940   37.623657     3,420
   01/01/2012 to 12/31/2012...................................  37.623657   41.443766       591
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.939093   10.236873         0
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.184474    7.229138     8,829
   01/01/2008 to 12/31/2008...................................   7.229138    4.453202     8,950
   01/01/2009 to 12/31/2009...................................   4.453202    5.215981     6,717
   01/01/2010 to 12/31/2010...................................   5.215981    5.763916     8,068
   01/01/2011 to 12/31/2011...................................   5.763916    5.678580    10,490
   01/01/2012 to 12/31/2012...................................   5.678580    6.327958     5,452
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.389732    5.603676     1,915
   01/01/2004 to 12/31/2004...................................   5.603676    6.089758     8,720
   01/01/2005 to 12/31/2005...................................   6.089758    6.182898    11,905
   01/01/2006 to 12/31/2006...................................   6.182898    6.916462    10,789
   01/01/2007 to 04/27/2007...................................   6.916462    7.245237         0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.061641    1.168471     8,354
   01/01/2005 to 12/31/2005...................................   1.168471    1.212068    95,691
   01/01/2006 to 12/31/2006...................................   1.212068    1.418943   106,128
   01/01/2007 to 12/31/2007...................................   1.418943    1.437822   144,649
   01/01/2008 to 12/31/2008...................................   1.437822    0.916770   244,421
   01/01/2009 to 12/31/2009...................................   0.916770    1.000448   243,372
   01/01/2010 to 12/31/2010...................................   1.000448    1.070847   231,459
   01/01/2011 to 12/31/2011...................................   1.070847    1.073878   249,277
   01/01/2012 to 12/31/2012...................................   1.073878    1.202555   232,365

                                                              1.75% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.790550    1.051924    39,697
   01/01/2004 to 12/31/2004................................   1.051924    1.171322    55,769
   01/01/2005 to 12/31/2005................................   1.171322    1.216563    55,882
   01/01/2006 to 12/31/2006................................   1.216563    1.425104    64,195
   01/01/2007 to 12/31/2007................................   1.425104    1.446064    63,383
   01/01/2008 to 12/31/2008................................   1.446064    0.923030    66,482
   01/01/2009 to 12/31/2009................................   0.923030    1.008391    63,434
   01/01/2010 to 12/31/2010................................   1.008391    1.080115    28,929
   01/01/2011 to 12/31/2011................................   1.080115    1.083996    29,221
   01/01/2012 to 12/31/2012................................   1.083996    1.215680    24,879
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.243496    2.452599     2,210
   01/01/2005 to 12/31/2005................................   2.452599    2.572942    20,789
   01/01/2006 to 12/31/2006................................   2.572942    2.626664    28,701
   01/01/2007 to 12/31/2007................................   2.626664    3.056569    26,062
   01/01/2008 to 12/31/2008................................   3.056569    1.901362    25,496
   01/01/2009 to 12/31/2009................................   1.901362    2.550433    24,635
   01/01/2010 to 12/31/2010................................   2.550433    2.994155    17,838
   01/01/2011 to 12/31/2011................................   2.994155    2.672934    16,876
   01/01/2012 to 12/31/2012................................   2.672934    2.995929    16,330
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.522192   16.675697         0
   01/01/2007 to 12/31/2007................................  16.675697   16.994797         0
   01/01/2008 to 12/31/2008................................  16.994797    9.192653         0
   01/01/2009 to 05/01/2009................................   9.192653    9.582202         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.746649    2.315518    54,177
   01/01/2004 to 12/31/2004................................   2.315518    2.471073    77,526
   01/01/2005 to 12/31/2005................................   2.471073    2.594700    73,945
   01/01/2006 to 12/31/2006................................   2.594700    2.651740    69,579
   01/01/2007 to 12/31/2007................................   2.651740    3.088639    58,861
   01/01/2008 to 12/31/2008................................   3.088639    1.923218    36,842
   01/01/2009 to 12/31/2009................................   1.923218    2.581997    33,218
   01/01/2010 to 12/31/2010................................   2.581997    3.035119    33,657
   01/01/2011 to 12/31/2011................................   3.035119    2.712240    51,492
   01/01/2012 to 12/31/2012................................   2.712240    3.042711    46,079
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.077056    2.052347   206,527
   01/01/2004 to 12/31/2004................................   2.052347    2.031450   278,708
   01/01/2005 to 12/31/2005................................   2.031450    2.048939   185,112
   01/01/2006 to 12/31/2006................................   2.048939    2.105127   172,528
   01/01/2007 to 12/31/2007................................   2.105127    2.167996   387,558
   01/01/2008 to 12/31/2008................................   2.167996    2.185655   654,686
   01/01/2009 to 12/31/2009................................   2.185655    2.153176   559,974
   01/01/2010 to 12/31/2010................................   2.153176    2.115822   277,698
   01/01/2011 to 12/31/2011................................   2.115822    2.079215   208,125
   01/01/2012 to 12/31/2012................................   2.079215    2.042948   325,539
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998562   12.803566    18,087
   01/01/2005 to 12/31/2005................................  12.803566   14.253740    32,011
   01/01/2006 to 12/31/2006................................  14.253740   19.271313    29,817
   01/01/2007 to 12/31/2007................................  19.271313   16.093623    28,382
   01/01/2008 to 12/31/2008................................  16.093623    9.223364    30,168
   01/01/2009 to 12/31/2009................................   9.223364   12.211480    28,152
   01/01/2010 to 12/31/2010................................  12.211480   13.932543    24,707
   01/01/2011 to 12/31/2011................................  13.932543   12.926451    29,910
   01/01/2012 to 12/31/2012................................  12.926451   16.002101    23,546

                                                         1.75% VARIABLE ACCOUNT CHARGE
                                                       ----------------------------------
                                                          AUV AT     AUV AT   ACCUM UNITS
                                                       BEGINNING OF ENDING OF   END OF
                                                          PERIOD     PERIOD     PERIOD
                                                       ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.763584   2.967454    118,920
   01/01/2005 to 12/31/2005...........................   2.967454   3.207608    264,817
   01/01/2006 to 12/31/2006...........................   3.207608   3.603515    287,060
   01/01/2007 to 12/31/2007...........................   3.603515   3.694457    281,743
   01/01/2008 to 12/31/2008...........................   3.694457   2.195503    274,172
   01/01/2009 to 12/31/2009...........................   2.195503   2.840257    271,606
   01/01/2010 to 12/31/2010...........................   2.840257   3.117876    259,844
   01/01/2011 to 12/31/2011...........................   3.117876   2.933096    239,240
   01/01/2012 to 12/31/2012...........................   2.933096   3.245575    212,147
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   2.115126   2.717278    186,217
   01/01/2004 to 12/31/2004...........................   2.717278   2.994202    211,415
   01/01/2005 to 12/31/2005...........................   2.994202   3.240652    201,782
   01/01/2006 to 12/31/2006...........................   3.240652   3.643348    176,762
   01/01/2007 to 12/31/2007...........................   3.643348   3.738461    158,512
   01/01/2008 to 12/31/2008...........................   3.738461   2.223933    133,700
   01/01/2009 to 12/31/2009...........................   2.223933   2.880901    114,751
   01/01/2010 to 12/31/2010...........................   2.880901   3.165478    100,958
   01/01/2011 to 12/31/2011...........................   3.165478   2.980673     79,589
   01/01/2012 to 12/31/2012...........................   2.980673   3.300693     63,777
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.214200   2.491778          0
   01/01/2005 to 12/31/2005...........................   2.491778   2.704105     10,968
   01/01/2006 to 12/31/2006...........................   2.704105   2.967172     19,938
   01/01/2007 to 12/31/2007...........................   2.967172   3.030278     22,097
   01/01/2008 to 12/31/2008...........................   3.030278   1.813265     22,046
   01/01/2009 to 12/31/2009...........................   1.813265   2.164652     21,653
   01/01/2010 to 12/31/2010...........................   2.164652   2.430825     22,149
   01/01/2011 to 12/31/2011...........................   2.430825   2.236229     22,575
   01/01/2012 to 12/31/2012...........................   2.236229   2.537173     22,202
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   1.809350   2.253454      2,026
   01/01/2004 to 12/31/2004...........................   2.253454   2.514566      6,254
   01/01/2005 to 12/31/2005...........................   2.514566   2.731219     16,611
   01/01/2006 to 12/31/2006...........................   2.731219   2.999822      9,416
   01/01/2007 to 12/31/2007...........................   2.999822   3.066631      9,631
   01/01/2008 to 12/31/2008...........................   3.066631   1.837094      9,437
   01/01/2009 to 12/31/2009...........................   1.837094   2.196210      9,880
   01/01/2010 to 12/31/2010...........................   2.196210   2.468833      9,589
   01/01/2011 to 12/31/2011...........................   2.468833   2.273303     24,357
   01/01/2012 to 12/31/2012...........................   2.273303   2.581874     23,935
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...........................   0.870354   1.166319     10,812
   01/01/2004 to 12/31/2004...........................   1.166319   1.381253     90,003
   01/01/2005 to 12/31/2005...........................   1.381253   1.550602    248,819
   01/01/2006 to 12/31/2006...........................   1.550602   1.963370    277,125
   01/01/2007 to 12/31/2007...........................   1.963370   1.907544    240,339
   01/01/2008 to 12/31/2008...........................   1.907544   1.108020    268,163
   01/01/2009 to 12/31/2009...........................   1.108020   1.688315    277,020
   01/01/2010 to 12/31/2010...........................   1.688315   1.931459    250,682
   01/01/2011 to 12/31/2011...........................   1.931459   1.627432    253,749
   01/01/2012 to 12/31/2012...........................   1.627432   2.066832    228,474

                                                                  1.75% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................    0.879995    1.168691    21,408
   01/01/2004 to 12/31/2004...................................    1.168691    1.385947    69,855
   01/01/2005 to 12/31/2005...................................    1.385947    1.556376    48,223
   01/01/2006 to 12/31/2006...................................    1.556376    1.972768    34,363
   01/01/2007 to 12/31/2007...................................    1.972768    1.918976    45,500
   01/01/2008 to 12/31/2008...................................    1.918976    1.115758    38,832
   01/01/2009 to 12/31/2009...................................    1.115758    1.702348    14,714
   01/01/2010 to 12/31/2010...................................    1.702348    1.948950    13,518
   01/01/2011 to 12/31/2011...................................    1.948950    1.644769    22,255
   01/01/2012 to 12/31/2012...................................    1.644769    2.089161    24,258
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  135.246249  165.551600         0
   01/01/2008 to 12/31/2008...................................  165.551600   94.353216       976
   01/01/2009 to 12/31/2009...................................   94.353216  132.449866     1,067
   01/01/2010 to 12/31/2010...................................  132.449866  142.383984     1,133
   01/01/2011 to 12/31/2011...................................  142.383984  129.361723     1,082
   01/01/2012 to 12/31/2012...................................  129.361723  155.725385     1,078
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.010655    1.045471         0
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.843658    1.151241    16,115
   01/01/2004 to 12/31/2004...................................    1.151241    1.203982    88,267
   01/01/2005 to 12/31/2005...................................    1.203982    1.280953    75,044
   01/01/2006 to 12/31/2006...................................    1.280953    1.437318    87,745
   01/01/2007 to 12/31/2007...................................    1.437318    1.568605    82,636
   01/01/2008 to 12/31/2008...................................    1.568605    0.944369    79,538
   01/01/2009 to 12/31/2009...................................    0.944369    1.241830    78,456
   01/01/2010 to 12/31/2010...................................    1.241830    1.539813    65,059
   01/01/2011 to 12/31/2011...................................    1.539813    1.496795   141,184
   01/01/2012 to 12/31/2012...................................    1.496795    1.738820   130,095
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.399839    0.479176     4,640
   01/01/2006 to 12/31/2006...................................    0.479176    0.482769     5,186
   01/01/2007 to 12/31/2007...................................    0.482769    0.528373     5,827
   01/01/2008 to 12/31/2008...................................    0.528373    0.329433     6,547
   01/01/2009 to 12/31/2009...................................    0.329433    0.451792     7,442
   01/01/2010 to 12/31/2010...................................    0.451792    0.494187     4,583
   01/01/2011 to 12/31/2011...................................    0.494187    0.486708   148,318
   01/01/2012 to 12/31/2012...................................    0.486708    0.552620     4,483
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.831187    8.483521         0
   01/01/2006 to 12/31/2006...................................    8.483521    8.971660         0
   01/01/2007 to 12/31/2007...................................    8.971660   10.074807         0
   01/01/2008 to 12/31/2008...................................   10.074807    5.351588     1,271
   01/01/2009 to 12/31/2009...................................    5.351588    7.556970     1,260
   01/01/2010 to 12/31/2010...................................    7.556970    8.123726     1,252
   01/01/2011 to 12/31/2011...................................    8.123726    7.872869     1,244
   01/01/2012 to 04/27/2012...................................    7.872869    8.846864         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.416677    0.433984         0
   01/01/2005 to 04/30/2005...................................    0.433984    0.395061         0

                                                                      1.75% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................   0.400119   0.480206     72,925
   01/01/2006 to 12/31/2006........................................   0.480206   0.484161     65,534
   01/01/2007 to 12/31/2007........................................   0.484161   0.530634     37,428
   01/01/2008 to 12/31/2008........................................   0.530634   0.330701     48,966
   01/01/2009 to 12/31/2009........................................   0.330701   0.454567     31,712
   01/01/2010 to 12/31/2010........................................   0.454567   0.497793     30,477
   01/01/2011 to 12/31/2011........................................   0.497793   0.490677     29,559
   01/01/2012 to 12/31/2012........................................   0.490677   0.557233     45,607
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................   0.341629   0.421983     80,148
   01/01/2004 to 12/31/2004........................................   0.421983   0.433993     74,239
   01/01/2005 to 04/30/2005........................................   0.433993   0.398997          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................   1.012709   1.047513          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.525388   0.670658     87,936
   01/01/2004 to 12/31/2004........................................   0.670658   0.714616     93,534
   01/01/2005 to 12/31/2005........................................   0.714616   0.797594    186,763
   01/01/2006 to 12/31/2006........................................   0.797594   0.770168    230,361
   01/01/2007 to 12/31/2007........................................   0.770168   0.773889    159,337
   01/01/2008 to 12/31/2008........................................   0.773889   0.463458     83,431
   01/01/2009 to 12/31/2009........................................   0.463458   0.605531    121,197
   01/01/2010 to 12/31/2010........................................   0.605531   0.736572    156,729
   01/01/2011 to 12/31/2011........................................   0.736572   0.747326    146,515
   01/01/2012 to 12/31/2012........................................   0.747326   0.870198     39,903
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.127749   9.763018          0
   01/01/2007 to 12/31/2007........................................   9.763018   9.026099          0
   01/01/2008 to 12/31/2008........................................   9.026099   4.025029          0
   01/01/2009 to 12/31/2009........................................   4.025029   5.456988          0
   01/01/2010 to 12/31/2010........................................   5.456988   5.755687          0
   01/01/2011 to 04/29/2011........................................   5.755687   6.113100          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.617903   0.559201     68,762
   01/01/2012 to 12/31/2012........................................   0.559201   0.651466     62,454
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.920321   0.984748     20,198
   01/01/2007 to 12/31/2007........................................   0.984748   0.911338          0
   01/01/2008 to 12/31/2008........................................   0.911338   0.406743          0
   01/01/2009 to 12/31/2009........................................   0.406743   0.551415          0
   01/01/2010 to 12/31/2010........................................   0.551415   0.581813          0
   01/01/2011 to 04/29/2011........................................   0.581813   0.617992          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.261212   2.556283     38,448
   01/01/2005 to 12/31/2005........................................   2.556283   2.679782     58,542
   01/01/2006 to 12/31/2006........................................   2.679782   3.065157     27,179
   01/01/2007 to 12/31/2007........................................   3.065157   3.361812     22,685
   01/01/2008 to 12/31/2008........................................   3.361812   2.112218     23,428
   01/01/2009 to 12/31/2009........................................   2.112218   2.696738     23,462
   01/01/2010 to 12/31/2010........................................   2.696738   3.371036     20,340
   01/01/2011 to 12/31/2011........................................   3.371036   3.323892     19,938
   01/01/2012 to 12/31/2012........................................   3.323892   3.731937     19,754

                                                               1.75% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   1.684230   2.255498    142,245
   01/01/2004 to 12/31/2004.................................   2.255498   2.575436    151,792
   01/01/2005 to 12/31/2005.................................   2.575436   2.702260    100,066
   01/01/2006 to 12/31/2006.................................   2.702260   3.093834     75,733
   01/01/2007 to 12/31/2007.................................   3.093834   3.396484     56,077
   01/01/2008 to 12/31/2008.................................   3.396484   2.136150     30,933
   01/01/2009 to 12/31/2009.................................   2.136150   2.729892     23,261
   01/01/2010 to 12/31/2010.................................   2.729892   3.415979     18,937
   01/01/2011 to 12/31/2011.................................   3.415979   3.371624     20,498
   01/01/2012 to 12/31/2012.................................   3.371624   3.789223     16,447
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.620592   0.881848    118,928
   01/01/2004 to 12/31/2004.................................   0.881848   0.963104    135,981
   01/01/2005 to 12/31/2005.................................   0.963104   0.988003    138,822
   01/01/2006 to 12/31/2006.................................   0.988003   1.065279    151,858
   01/01/2007 to 12/31/2007.................................   1.065279   1.091862    136,058
   01/01/2008 to 12/31/2008.................................   1.091862   0.629661    131,626
   01/01/2009 to 12/31/2009.................................   0.629661   0.802353    123,004
   01/01/2010 to 12/31/2010.................................   0.802353   1.035601     90,867
   01/01/2011 to 12/31/2011.................................   1.035601   1.045609    160,045
   01/01/2012 to 12/31/2012.................................   1.045609   1.139301    144,643
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.313005   1.537430    232,356
   01/01/2004 to 12/31/2004.................................   1.537430   1.634064    377,650
   01/01/2005 to 12/31/2005.................................   1.634064   1.629774    419,612
   01/01/2006 to 12/31/2006.................................   1.629774   1.748086    607,140
   01/01/2007 to 12/31/2007.................................   1.748086   1.830104    334,563
   01/01/2008 to 12/31/2008.................................   1.830104   1.463727    258,663
   01/01/2009 to 12/31/2009.................................   1.463727   1.967264    215,488
   01/01/2010 to 12/31/2010.................................   1.967264   2.183795    177,262
   01/01/2011 to 12/31/2011.................................   2.183795   2.241688    183,402
   01/01/2012 to 12/31/2012.................................   2.241688   2.487778    155,595
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.415841   2.477652    143,253
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.313988   1.758158     63,043
   01/01/2004 to 12/31/2004.................................   1.758158   2.119071    112,493
   01/01/2005 to 12/31/2005.................................   2.119071   2.330802    161,509
   01/01/2006 to 12/31/2006.................................   2.330802   2.546952    163,271
   01/01/2007 to 12/31/2007.................................   2.546952   2.582378    145,254
   01/01/2008 to 12/31/2008.................................   2.582378   1.332715    164,885
   01/01/2009 to 12/31/2009.................................   1.332715   1.934818    154,822
   01/01/2010 to 12/31/2010.................................   1.934818   2.396552    153,177
   01/01/2011 to 12/31/2011.................................   2.396552   2.197877    156,531
   01/01/2012 to 04/27/2012.................................   2.197877   2.427757          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.898327   3.137798     61,517
   01/01/2005 to 12/31/2005.................................   3.137798   3.382855     84,795
   01/01/2006 to 12/31/2006.................................   3.382855   3.729010     79,792
   01/01/2007 to 12/31/2007.................................   3.729010   3.404734     76,457
   01/01/2008 to 12/31/2008.................................   3.404734   1.802078     54,773
   01/01/2009 to 12/31/2009.................................   1.802078   2.500356     60,601
   01/01/2010 to 12/31/2010.................................   2.500356   2.819659     55,473
   01/01/2011 to 12/31/2011.................................   2.819659   2.950684     54,552
   01/01/2012 to 12/31/2012.................................   2.950684   3.235009     52,720

                                                                     1.75% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   2.280051    2.967584   250,141
   01/01/2004 to 12/31/2004.......................................   2.967584    3.200907   299,987
   01/01/2005 to 12/31/2005.......................................   3.200907    3.454213   275,447
   01/01/2006 to 12/31/2006.......................................   3.454213    3.811492   198,711
   01/01/2007 to 12/31/2007.......................................   3.811492    3.483518   155,645
   01/01/2008 to 12/31/2008.......................................   3.483518    1.845607   133,661
   01/01/2009 to 12/31/2009.......................................   1.845607    2.563252    98,448
   01/01/2010 to 12/31/2010.......................................   2.563252    2.893422    90,068
   01/01/2011 to 12/31/2011.......................................   2.893422    3.030932    88,581
   01/01/2012 to 12/31/2012.......................................   3.030932    3.326340    85,853
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998082    7.967157         0
   01/01/2009 to 12/31/2009.......................................   7.967157   10.007640         0
   01/01/2010 to 12/31/2010.......................................  10.007640   10.996526         0
   01/01/2011 to 12/31/2011.......................................  10.996526   11.036788         0
   01/01/2012 to 12/31/2012.......................................  11.036788   12.199140         0
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987604    9.743895         0
   01/01/2012 to 12/31/2012.......................................   9.743895    9.995045         0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998082    6.584222         0
   01/01/2009 to 12/31/2009.......................................   6.584222    8.080016         0
   01/01/2010 to 12/31/2010.......................................   8.080016    8.815149         0
   01/01/2011 to 12/31/2011.......................................   8.815149    8.615160         0
   01/01/2012 to 12/31/2012.......................................   8.615160    9.642956         0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998082    7.016687         0
   01/01/2009 to 12/31/2009.......................................   7.016687    8.863588         0
   01/01/2010 to 12/31/2010.......................................   8.863588    9.584867         0
   01/01/2011 to 12/31/2011.......................................   9.584867    9.253106         0
   01/01/2012 to 12/31/2012.......................................   9.253106   10.557734         0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998082    6.553441         0
   01/01/2009 to 12/31/2009.......................................   6.553441    8.540458         0
   01/01/2010 to 12/31/2010.......................................   8.540458    9.035119         0
   01/01/2011 to 12/31/2011.......................................   9.035119    8.266309       253
   01/01/2012 to 12/31/2012.......................................   8.266309    9.926517       308
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.907523   10.174174     7,794
   01/01/2012 to 12/31/2012.......................................  10.174174   11.670463     1,388
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998562   11.124432         0
   01/01/2006 to 12/31/2006.......................................  11.124432   12.643798       360
   01/01/2007 to 12/31/2007.......................................  12.643798   12.829381     2,017
   01/01/2008 to 12/31/2008.......................................  12.829381    7.506994         0
   01/01/2009 to 12/31/2009.......................................   7.506994    9.699667         0
   01/01/2010 to 12/31/2010.......................................   9.699667   11.027054         0
   01/01/2011 to 04/29/2011.......................................  11.027054   11.943594         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.965951   10.403852         0

                                                              1.75% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998562   10.275574         0
   01/01/2006 to 12/31/2006................................  10.275574   10.793634         0
   01/01/2007 to 12/31/2007................................  10.793634   11.196241     4,335
   01/01/2008 to 12/31/2008................................  11.196241    9.418609     6,179
   01/01/2009 to 12/31/2009................................   9.418609   11.154918    45,592
   01/01/2010 to 12/31/2010................................  11.154918   12.063294    25,645
   01/01/2011 to 12/31/2011................................  12.063294   12.240045     5,876
   01/01/2012 to 12/31/2012................................  12.240045   13.130607     6,005
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998562   10.492993         0
   01/01/2006 to 12/31/2006................................  10.492993   11.283030    14,757
   01/01/2007 to 12/31/2007................................  11.283030   11.619636    15,454
   01/01/2008 to 12/31/2008................................  11.619636    8.951737   104,152
   01/01/2009 to 12/31/2009................................   8.951737   10.879203   103,869
   01/01/2010 to 12/31/2010................................  10.879203   11.922783   149,688
   01/01/2011 to 12/31/2011................................  11.922783   11.839290   149,561
   01/01/2012 to 12/31/2012................................  11.839290   12.966189   149,432
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.854588    1.129909   134,757
   01/01/2004 to 12/31/2004................................   1.129909    1.284793   241,100
   01/01/2005 to 12/31/2005................................   1.284793    1.414342   266,741
   01/01/2006 to 12/31/2006................................   1.414342    1.526437   287,990
   01/01/2007 to 12/31/2007................................   1.526437    1.612552   266,076
   01/01/2008 to 12/31/2008................................   1.612552    1.008066   182,281
   01/01/2009 to 12/31/2009................................   1.008066    1.354871   166,571
   01/01/2010 to 12/31/2010................................   1.354871    1.677478   169,319
   01/01/2011 to 12/31/2011................................   1.677478    1.612377   151,629
   01/01/2012 to 12/31/2012................................   1.612377    1.858809    94,796
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998562   10.723254    56,832
   01/01/2006 to 12/31/2006................................  10.723254   11.785315   131,284
   01/01/2007 to 12/31/2007................................  11.785315   12.083058   205,087
   01/01/2008 to 12/31/2008................................  12.083058    8.473208   247,919
   01/01/2009 to 12/31/2009................................   8.473208   10.535209   148,743
   01/01/2010 to 12/31/2010................................  10.535209   11.716081   145,272
   01/01/2011 to 12/31/2011................................  11.716081   11.355654   176,727
   01/01/2012 to 12/31/2012................................  11.355654   12.635079   168,884
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998562   10.948585       215
   01/01/2006 to 12/31/2006................................  10.948585   12.288704    42,082
   01/01/2007 to 12/31/2007................................  12.288704   12.539237    57,458
   01/01/2008 to 12/31/2008................................  12.539237    7.994300   202,218
   01/01/2009 to 12/31/2009................................   7.994300   10.141127   184,151
   01/01/2010 to 12/31/2010................................  10.141127   11.430115   216,267
   01/01/2011 to 12/31/2011................................  11.430115   10.808540   148,068
   01/01/2012 to 12/31/2012................................  10.808540   12.254168   128,288
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.563650    3.221364    43,016
   01/01/2004 to 12/31/2004................................   3.221364    3.490703    64,423
   01/01/2005 to 12/31/2005................................   3.490703    3.580420    97,762
   01/01/2006 to 12/31/2006................................   3.580420    4.052796   100,301
   01/01/2007 to 12/31/2007................................   4.052796    4.180212   101,371
   01/01/2008 to 12/31/2008................................   4.180212    2.577011    61,718
   01/01/2009 to 12/31/2009................................   2.577011    3.188693    58,321
   01/01/2010 to 12/31/2010................................   3.188693    3.587451    70,983
   01/01/2011 to 12/31/2011................................   3.587451    3.582993    92,438
   01/01/2012 to 12/31/2012................................   3.582993    4.063695    59,113

                                                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                                                         ----------------------------------
                                                                                            AUV AT     AUV AT   ACCUM UNITS
                                                                                         BEGINNING OF ENDING OF   END OF
                                                                                            PERIOD     PERIOD     PERIOD
                                                                                         ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004.............................................................   7.556583   8.357337          0
   01/01/2005 to 12/31/2005.............................................................   8.357337   8.779589          0
   01/01/2006 to 04/30/2006.............................................................   8.779589   9.165521          0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003.............................................................   0.644076   0.768987          0
   01/01/2004 to 12/31/2004.............................................................   0.768987   0.840830     20,198
   01/01/2005 to 12/31/2005.............................................................   0.840830   0.885065     20,198
   01/01/2006 to 04/30/2006.............................................................   0.885065   0.924271          0
  MFS(R) Investors Trust Sub-Account (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003.............................................................   0.646387   0.787096     41,109
   01/01/2004 to 04/30/2004.............................................................   0.787096   0.800424     47,051
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003.............................................................   0.732535   0.950484     66,468
   01/01/2004 to 12/31/2004.............................................................   0.950484   1.116635    190,556
   01/01/2005 to 12/31/2005.............................................................   1.116635   1.277525    182,570
   01/01/2006 to 12/31/2006.............................................................   1.277525   1.588911    141,246
   01/01/2007 to 12/31/2007.............................................................   1.588911   1.768702    113,491
   01/01/2008 to 12/31/2008.............................................................   1.768702   1.001639    242,984
   01/01/2009 to 12/31/2009.............................................................   1.001639   1.294955    219,009
   01/01/2010 to 12/31/2010.............................................................   1.294955   1.417630    207,493
   01/01/2011 to 12/31/2011.............................................................   1.417630   1.243822    256,759
   01/01/2012 to 12/31/2012.............................................................   1.243822   1.426330    242,365
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004.............................................................   3.463946   3.757780    748,598
   01/01/2005 to 12/31/2005.............................................................   3.757780   3.798047     29,289
   01/01/2006 to 12/31/2006.............................................................   3.798047   4.177733     64,920
   01/01/2007 to 12/31/2007.............................................................   4.177733   4.273893     26,627
   01/01/2008 to 12/31/2008.............................................................   4.273893   3.261008      9,893
   01/01/2009 to 12/31/2009.............................................................   3.261008   3.790971      8,216
   01/01/2010 to 12/31/2010.............................................................   3.790971   4.090229      5,131
   01/01/2011 to 12/31/2011.............................................................   4.090229   4.106201      6,594
   01/01/2012 to 12/31/2012.............................................................   4.106201   4.490859      3,793
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003.............................................................   1.217133   1.430821     95,693
   01/01/2004 to 04/30/2004.............................................................   1.430821   1.416697     76,285
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.............................................................   1.190373   1.281597     65,000
   01/01/2005 to 12/31/2005.............................................................   1.281597   1.238642    126,276
   01/01/2006 to 12/31/2006.............................................................   1.238642   1.434340    176,329
   01/01/2007 to 12/31/2007.............................................................   1.434340   1.352580    174,040
   01/01/2008 to 12/31/2008.............................................................   1.352580   0.881108     89,792
   01/01/2009 to 12/31/2009.............................................................   0.881108   1.044050     43,430
   01/01/2010 to 12/31/2010.............................................................   1.044050   1.140640     29,607
   01/01/2011 to 12/31/2011.............................................................   1.140640   1.128055     41,488
   01/01/2012 to 12/31/2012.............................................................   1.128055   1.289262     41,356
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.............................................................   0.957165   1.178909    133,374
   01/01/2004 to 12/31/2004.............................................................   1.178909   1.289198    194,259
   01/01/2005 to 12/31/2005.............................................................   1.289198   1.247353    171,490
   01/01/2006 to 12/31/2006.............................................................   1.247353   1.445591    171,979
   01/01/2007 to 12/31/2007.............................................................   1.445591   1.364574    165,072
   01/01/2008 to 12/31/2008.............................................................   1.364574   0.890156    146,342
   01/01/2009 to 12/31/2009.............................................................   0.890156   1.055523    150,524
   01/01/2010 to 12/31/2010.............................................................   1.055523   1.153944    150,826
   01/01/2011 to 12/31/2011.............................................................   1.153944   1.143104    150,819
   01/01/2012 to 12/31/2012.............................................................   1.143104   1.307305    121,609

                                                                                     1.75% VARIABLE ACCOUNT CHARGE
                                                                                   ----------------------------------
                                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                                   BEGINNING OF ENDING OF   END OF
                                                                                      PERIOD     PERIOD     PERIOD
                                                                                   ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003.......................................................   0.962451   1.193316     64,371
   01/01/2004 to 12/31/2004.......................................................   1.193316   1.341436    111,251
   01/01/2005 to 12/31/2005.......................................................   1.341436   1.424464    124,480
   01/01/2006 to 12/31/2006.......................................................   1.424464   1.605244     99,789
   01/01/2007 to 12/31/2007.......................................................   1.605244   1.534496     84,250
   01/01/2008 to 12/31/2008.......................................................   1.534496   0.930289    152,065
   01/01/2009 to 12/31/2009.......................................................   0.930289   1.250208    113,247
   01/01/2010 to 12/31/2010.......................................................   1.250208   1.509365    108,898
   01/01/2011 to 12/31/2011.......................................................   1.509365   1.404975    121,282
   01/01/2012 to 12/31/2012.......................................................   1.404975   1.453443     94,165
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003.......................................................   0.688853   0.928722     92,621
   01/01/2004 to 12/31/2004.......................................................   0.928722   1.088442    170,719
   01/01/2005 to 12/31/2005.......................................................   1.088442   1.207937    150,731
   01/01/2006 to 12/31/2006.......................................................   1.207937   1.489098    146,976
   01/01/2007 to 12/31/2007.......................................................   1.489098   1.617054    100,201
   01/01/2008 to 12/31/2008.......................................................   1.617054   0.918390    101,183
   01/01/2009 to 12/31/2009.......................................................   0.918390   1.157745    235,547
   01/01/2010 to 12/31/2010.......................................................   1.157745   1.227698    234,249
   01/01/2011 to 12/31/2011.......................................................   1.227698   1.053830    109,390
   01/01/2012 to 12/31/2012.......................................................   1.053830   1.222093    221,547
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.229382   1.424514     75,641
   01/01/2011 to 12/31/2011.......................................................   1.424514   1.302952     95,757
   01/01/2012 to 12/31/2012.......................................................   1.302952   1.399061     98,084
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003.......................................................   0.808467   1.128826      1,646
   01/01/2004 to 04/30/2004.......................................................   1.128826   1.117321     29,700
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2003 to 12/31/2003.......................................................   1.059709   1.398268     16,456
   01/01/2004 to 12/31/2004.......................................................   1.398268   1.605146     76,130
   01/01/2005 to 12/31/2005.......................................................   1.605146   1.682482     88,921
   01/01/2006 to 12/31/2006.......................................................   1.682482   1.844474     77,933
   01/01/2007 to 12/31/2007.......................................................   1.844474   1.959295     74,024
   01/01/2008 to 12/31/2008.......................................................   1.959295   0.858003     83,938
   01/01/2009 to 12/31/2009.......................................................   0.858003   1.125836     82,106
   01/01/2010 to 04/30/2010.......................................................   1.125836   1.217099          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004.......................................................   1.589679   1.784294    148,765
   01/01/2005 to 12/31/2005.......................................................   1.784294   1.821985    203,709
   01/01/2006 to 12/31/2006.......................................................   1.821985   2.084860    205,388
   01/01/2007 to 12/31/2007.......................................................   2.084860   1.972871    177,221
   01/01/2008 to 12/31/2008.......................................................   1.972871   1.191117    151,263
   01/01/2009 to 12/31/2009.......................................................   1.191117   1.320669    143,697
   01/01/2010 to 12/31/2010.......................................................   1.320669   1.574738    138,404
   01/01/2011 to 12/31/2011.......................................................   1.574738   1.632690    124,034
   01/01/2012 to 12/31/2012.......................................................   1.632690   1.760686     98,841

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.072963    1.580633    210,395
   01/01/2004 to 12/31/2004......................................   1.580633    1.788704    335,614
   01/01/2005 to 12/31/2005......................................   1.788704    1.827306    319,903
   01/01/2006 to 12/31/2006......................................   1.827306    2.094525    284,755
   01/01/2007 to 12/31/2007......................................   2.094525    1.984371    228,249
   01/01/2008 to 12/31/2008......................................   1.984371    1.199122    194,841
   01/01/2009 to 12/31/2009......................................   1.199122    1.330568    184,309
   01/01/2010 to 12/31/2010......................................   1.330568    1.587988    148,580
   01/01/2011 to 12/31/2011......................................   1.587988    1.647236    192,539
   01/01/2012 to 12/31/2012......................................   1.647236    1.778774    171,259
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.831187    8.483521          0
   01/01/2006 to 12/31/2006......................................   8.483521    8.971660          0
   01/01/2007 to 12/31/2007......................................   8.971660   10.074807          0
   01/01/2008 to 12/31/2008......................................  10.074807    5.351588      1,271
   01/01/2009 to 12/31/2009......................................   5.351588    7.556970      1,260
   01/01/2010 to 12/31/2010......................................   7.556970    8.123726      1,252
   01/01/2011 to 12/31/2011......................................   8.123726    7.872869      1,244
   01/01/2012 to 12/31/2012......................................   7.872869    8.846864          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.436666   14.312817        198
   01/01/2005 to 12/31/2005......................................  14.312817   16.312769      1,060
   01/01/2006 to 12/31/2006......................................  16.312769   18.651755      5,079
   01/01/2007 to 12/31/2007......................................  18.651755   19.474022      3,827
   01/01/2008 to 12/31/2008......................................  19.474022   11.374184      3,856
   01/01/2009 to 12/31/2009......................................  11.374184   15.625418      3,077
   01/01/2010 to 12/31/2010......................................  15.625418   17.800035      4,388
   01/01/2011 to 12/31/2011......................................  17.800035   16.021549      4,749
   01/01/2012 to 12/31/2012......................................  16.021549   19.075725      3,373
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.880512   10.961390          0
   01/01/2007 to 12/31/2007......................................  10.961390   11.933207          0
   01/01/2008 to 12/31/2008......................................  11.933207   10.917812      7,652
   01/01/2009 to 12/31/2009......................................  10.917812   12.664809      9,225
   01/01/2010 to 12/31/2010......................................  12.664809   13.411021      4,958
   01/01/2011 to 12/31/2011......................................  13.411021   14.647269      4,275
   01/01/2012 to 12/31/2012......................................  14.647269   15.706098      4,269
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.128196    1.156359    600,340
   01/01/2004 to 12/31/2004......................................   1.156359    1.192840    980,317
   01/01/2005 to 12/31/2005......................................   1.192840    1.198549  1,194,322
   01/01/2006 to 12/31/2006......................................   1.198549    1.231023  1,062,443
   01/01/2007 to 12/31/2007......................................   1.231023    1.301053  1,040,407
   01/01/2008 to 12/31/2008......................................   1.301053    1.283663    850,289
   01/01/2009 to 12/31/2009......................................   1.283663    1.488814    582,147
   01/01/2010 to 12/31/2010......................................   1.488814    1.582526    589,232
   01/01/2011 to 12/31/2011......................................   1.582526    1.604437    585,885
   01/01/2012 to 12/31/2012......................................   1.604437    1.722616    558,493
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.734635   10.875038          0

                                                 1.75% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.294110    0.455407    110,818
   01/01/2004 to 12/31/2004...................   0.455407    0.428188    250,575
   01/01/2005 to 12/31/2005...................   0.428188    0.467133    245,900
   01/01/2006 to 12/31/2006...................   0.467133    0.483593    239,089
   01/01/2007 to 12/31/2007...................   0.483593    0.624953  1,033,649
   01/01/2008 to 12/31/2008...................   0.624953    0.341104    149,173
   01/01/2009 to 12/31/2009...................   0.341104    0.532865    158,165
   01/01/2010 to 12/31/2010...................   0.532865    0.668622    195,848
   01/01/2011 to 12/31/2011...................   0.668622    0.592029    242,447
   01/01/2012 to 12/31/2012...................   0.592029    0.652199    218,343
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.913844    1.308508     99,526
   01/01/2004 to 12/31/2004...................   1.308508    1.509505    163,286
   01/01/2005 to 12/31/2005...................   1.509505    1.547185    203,208
   01/01/2006 to 12/31/2006...................   1.547185    1.787713    204,188
   01/01/2007 to 12/31/2007...................   1.787713    1.726587    175,221
   01/01/2008 to 12/31/2008...................   1.726587    1.125282    642,666
   01/01/2009 to 12/31/2009...................   1.125282    1.389505    411,182
   01/01/2010 to 12/31/2010...................   1.389505    1.728323    304,838
   01/01/2011 to 12/31/2011...................   1.728323    1.625586    210,166
   01/01/2012 to 12/31/2012...................   1.625586    1.853632    101,207
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010688    1.065582          0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.492026   11.112386          0
   01/01/2007 to 12/31/2007...................  11.112386   11.508070          0
   01/01/2008 to 12/31/2008...................  11.508070    8.474073          0
   01/01/2009 to 12/31/2009...................   8.474073   10.399444          0
   01/01/2010 to 12/31/2010...................  10.399444   11.469830          0
   01/01/2011 to 12/31/2011...................  11.469830   11.390862          0
   01/01/2012 to 12/31/2012...................  11.390862   12.629955          0
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.682513   11.366084          0
   01/01/2007 to 12/31/2007...................  11.366084   11.795362          0
   01/01/2008 to 12/31/2008...................  11.795362    7.769023          0
   01/01/2009 to 12/31/2009...................   7.769023    9.855748          0
   01/01/2010 to 12/31/2010...................   9.855748   11.055654          0
   01/01/2011 to 12/31/2011...................  11.055654   10.632939      9,937
   01/01/2012 to 12/31/2012...................  10.632939   12.018082      9,937
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.095457    1.184306     51,500
   01/01/2005 to 12/31/2005...................   1.184306    1.237459    147,785
   01/01/2006 to 12/31/2006...................   1.237459    1.372704    171,064
   01/01/2007 to 12/31/2007...................   1.372704    1.472196    170,721
   01/01/2008 to 12/31/2008...................   1.472196    0.838973    207,463
   01/01/2009 to 12/31/2009...................   0.838973    1.179225    204,402
   01/01/2010 to 12/31/2010...................   1.179225    1.352802    176,301
   01/01/2011 to 12/31/2011...................   1.352802    1.311632    186,274
   01/01/2012 to 12/31/2012...................   1.311632    1.529437    123,425

                                                                                  1.75% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.451565   0.606324    140,811
   01/01/2004 to 12/31/2004....................................................   0.606324   0.701969    275,114
   01/01/2005 to 12/31/2005....................................................   0.701969   0.790727    370,784
   01/01/2006 to 12/31/2006....................................................   0.790727   0.824943    364,831
   01/01/2007 to 12/31/2007....................................................   0.824943   0.953522    300,706
   01/01/2008 to 12/31/2008....................................................   0.953522   0.564501    258,258
   01/01/2009 to 12/31/2009....................................................   0.564501   0.806947    207,638
   01/01/2010 to 12/31/2010....................................................   0.806947   1.012476    165,800
   01/01/2011 to 12/31/2011....................................................   1.012476   0.978553    230,331
   01/01/2012 to 12/31/2012....................................................   0.978553   1.093051    224,337
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.207441   1.284287      3,681
   01/01/2005 to 12/31/2005....................................................   1.284287   1.397307     13,664
   01/01/2006 to 12/31/2006....................................................   1.397307   1.422950     23,804
   01/01/2007 to 12/31/2007....................................................   1.422950   1.531415     32,881
   01/01/2008 to 12/31/2008....................................................   1.531415   0.958258     17,399
   01/01/2009 to 12/31/2009....................................................   0.958258   1.305435     17,289
   01/01/2010 to 12/31/2010....................................................   1.305435   1.727462     38,143
   01/01/2011 to 12/31/2011....................................................   1.727462   1.722120     35,369
   01/01/2012 to 12/31/2012....................................................   1.722120   1.961289     17,473
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.804672   1.908760     51,649
   01/01/2005 to 12/31/2005....................................................   1.908760   1.923788     95,345
   01/01/2006 to 12/31/2006....................................................   1.923788   1.981726    351,332
   01/01/2007 to 12/31/2007....................................................   1.981726   2.019285    154,535
   01/01/2008 to 12/31/2008....................................................   2.019285   1.682107    133,117
   01/01/2009 to 12/31/2009....................................................   1.682107   2.180109     97,181
   01/01/2010 to 12/31/2010....................................................   2.180109   2.409130     92,787
   01/01/2011 to 12/31/2011....................................................   2.409130   2.505589     90,515
   01/01/2012 to 12/31/2012....................................................   2.505589   2.739935     90,900
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.665060   1.840643    154,353
   01/01/2004 to 12/31/2004....................................................   1.840643   1.925771    164,886
   01/01/2005 to 12/31/2005....................................................   1.925771   1.943023    160,582
   01/01/2006 to 12/31/2006....................................................   1.943023   2.002106     89,916
   01/01/2007 to 12/31/2007....................................................   2.002106   2.043684     59,980
   01/01/2008 to 12/31/2008....................................................   2.043684   1.704622     53,629
   01/01/2009 to 12/31/2009....................................................   1.704622   2.210686     42,794
   01/01/2010 to 12/31/2010....................................................   2.210686   2.446572     40,203
   01/01/2011 to 12/31/2011....................................................   2.446572   2.546702     48,985
   01/01/2012 to 12/31/2012....................................................   2.546702   2.784995     46,265
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.491645   1.523669     77,794
   01/01/2005 to 12/31/2005....................................................   1.523669   1.518134    234,270
   01/01/2006 to 12/31/2006....................................................   1.518134   1.550272    251,225
   01/01/2007 to 12/31/2007....................................................   1.550272   1.584674    284,515
   01/01/2008 to 12/31/2008....................................................   1.584674   1.548824    217,462
   01/01/2009 to 12/31/2009....................................................   1.548824   1.584056    146,016
   01/01/2010 to 12/31/2010....................................................   1.584056   1.642074    142,699
   01/01/2011 to 12/31/2011....................................................   1.642074   1.698634    127,794
   01/01/2012 to 12/31/2012....................................................   1.698634   1.719879    126,539

                                                                     1.75% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.523888    1.520638   298,044
   01/01/2004 to 12/31/2004.......................................   1.520638    1.536104   314,814
   01/01/2005 to 12/31/2005.......................................   1.536104    1.533371   287,868
   01/01/2006 to 12/31/2006.......................................   1.533371    1.566739   216,650
   01/01/2007 to 12/31/2007.......................................   1.566739    1.603031   210,026
   01/01/2008 to 12/31/2008.......................................   1.603031    1.568405   161,768
   01/01/2009 to 12/31/2009.......................................   1.568405    1.605708    77,316
   01/01/2010 to 12/31/2010.......................................   1.605708    1.667335    85,179
   01/01/2011 to 12/31/2011.......................................   1.667335    1.725030    51,684
   01/01/2012 to 12/31/2012.......................................   1.725030    1.748295    50,200
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  14.045577   14.684786    11,838
   01/01/2007 to 12/31/2007.......................................  14.684786   14.871520     3,293
   01/01/2008 to 12/31/2008.......................................  14.871520   13.213582     3,678
   01/01/2009 to 12/31/2009.......................................  13.213582   14.584674     4,092
   01/01/2010 to 12/31/2010.......................................  14.584674   15.217226     5,648
   01/01/2011 to 12/31/2011.......................................  15.217226   15.827165     4,981
   01/01/2012 to 12/31/2012.......................................  15.827165   16.345701     5,193
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.051628    1.582616    65,892
   01/01/2004 to 12/31/2004.......................................   1.582616    1.875116   218,216
   01/01/2005 to 12/31/2005.......................................   1.875116    2.304096   372,962
   01/01/2006 to 12/31/2006.......................................   2.304096    2.801877   316,463
   01/01/2007 to 12/31/2007.......................................   2.801877    3.334549   301,867
   01/01/2008 to 12/31/2008.......................................   3.334549    1.519002   266,237
   01/01/2009 to 12/31/2009.......................................   1.519002    2.401604   223,569
   01/01/2010 to 12/31/2010.......................................   2.401604    2.881744   216,936
   01/01/2011 to 12/31/2011.......................................   2.881744    2.283969   206,311
   01/01/2012 to 12/31/2012.......................................   2.283969    2.645438   211,136
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   7.636492   10.240627    77,558
   01/01/2004 to 12/31/2004.......................................  10.240627   11.291691   133,562
   01/01/2005 to 12/31/2005.......................................  11.291691   12.860999   183,013
   01/01/2006 to 12/31/2006.......................................  12.860999   13.895143   166,701
   01/01/2007 to 12/31/2007.......................................  13.895143   15.300201   154,808
   01/01/2008 to 12/31/2008.......................................  15.300201    8.401982   144,836
   01/01/2009 to 12/31/2009.......................................   8.401982   11.481442   136,833
   01/01/2010 to 12/31/2010.......................................  11.481442   13.356663   120,588
   01/01/2011 to 12/31/2011.......................................  13.356663   12.532737   110,816
   01/01/2012 to 12/31/2012.......................................  12.532737   14.480979   108,005
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.139539    7.969526   117,873
   01/01/2004 to 12/31/2004.......................................   7.969526    8.621702   185,434
   01/01/2005 to 12/31/2005.......................................   8.621702    8.944370   193,613
   01/01/2006 to 12/31/2006.......................................   8.944370   10.100721   180,586
   01/01/2007 to 12/31/2007.......................................  10.100721   10.398861   164,386
   01/01/2008 to 12/31/2008.......................................  10.398861    6.334487   150,065
   01/01/2009 to 12/31/2009.......................................   6.334487    8.148837   124,269
   01/01/2010 to 12/31/2010.......................................   8.148837    8.900297   113,300
   01/01/2011 to 12/31/2011.......................................   8.900297    8.564754   119,367
   01/01/2012 to 12/31/2012.......................................   8.564754    9.861845    93,164

                                                                        1.80% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.80
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.178148   10.497446    27,096
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.008027    6.992356    25,748
   01/01/2009 to 12/31/2009..........................................   6.992356    8.881638   384,549
   01/01/2010 to 12/31/2010..........................................   8.881638    9.784098   402,472
   01/01/2011 to 12/31/2011..........................................   9.784098    9.405479   340,192
   01/01/2012 to 12/31/2012..........................................   9.405479   10.486500   320,197
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.998027    6.342282   177,791
   01/01/2009 to 12/31/2009..........................................   6.342282    8.349533   314,724
   01/01/2010 to 12/31/2010..........................................   8.349533    9.306378   287,655
   01/01/2011 to 12/31/2011..........................................   9.306378    8.708073   265,381
   01/01/2012 to 12/31/2012..........................................   8.708073    9.933828   243,472
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.018026    7.664231    53,851
   01/01/2009 to 12/31/2009..........................................   7.664231    9.288692   160,620
   01/01/2010 to 12/31/2010..........................................   9.288692   10.026861   162,907
   01/01/2011 to 12/31/2011..........................................  10.026861    9.867207   131,461
   01/01/2012 to 12/31/2012..........................................   9.867207   10.740633    64,891
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.107341   11.482334    36,576
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.122006    1.278317    98,569
   01/01/2005 to 12/31/2005..........................................   1.278317    1.476392   116,395
   01/01/2006 to 12/31/2006..........................................   1.476392    1.685443   206,068
   01/01/2007 to 12/31/2007..........................................   1.685443    1.821884   200,483
   01/01/2008 to 12/31/2008..........................................   1.821884    0.997671   226,767
   01/01/2009 to 12/31/2009..........................................   0.997671    1.194326   198,233
   01/01/2010 to 12/31/2010..........................................   1.194326    1.253514   207,721
   01/01/2011 to 12/31/2011..........................................   1.253514    0.983318   225,054
   01/01/2012 to 12/31/2012..........................................   0.983318    1.152720   190,179
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.888585    1.116207   287,623
   01/01/2004 to 12/31/2004..........................................   1.116207    1.293735   452,489
   01/01/2005 to 12/31/2005..........................................   1.293735    1.496917   475,370
   01/01/2006 to 12/31/2006..........................................   1.496917    1.709355   722,928
   01/01/2007 to 12/31/2007..........................................   1.709355    1.850008   570,385
   01/01/2008 to 12/31/2008..........................................   1.850008    1.013804   356,371
   01/01/2009 to 12/31/2009..........................................   1.013804    1.214405   341,717
   01/01/2010 to 12/31/2010..........................................   1.214405    1.276694   326,032
   01/01/2011 to 12/31/2011..........................................   1.276694    1.003412   314,645
   01/01/2012 to 12/31/2012..........................................   1.003412    1.176545   121,847
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.203721    1.222219   441,288
   01/01/2004 to 12/31/2004..........................................   1.222219    1.246500   756,101
   01/01/2005 to 12/31/2005..........................................   1.246500    1.247009   916,786
   01/01/2006 to 12/31/2006..........................................   1.247009    1.271526   959,464
   01/01/2007 to 12/31/2007..........................................   1.271526    1.331902   888,328
   01/01/2008 to 12/31/2008..........................................   1.331902    1.381736   683,180
   01/01/2009 to 12/31/2009..........................................   1.381736    1.424668   513,358
   01/01/2010 to 12/31/2010..........................................   1.424668    1.478920   551,424
   01/01/2011 to 12/31/2011..........................................   1.478920    1.558401   540,454
   01/01/2012 to 12/31/2012..........................................   1.558401    1.585934   458,014

                                                                 1.80% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  31.483151   34.812673        634
   01/01/2005 to 12/31/2005...................................  34.812673   37.760615      1,985
   01/01/2006 to 12/31/2006...................................  37.760615   39.487497      1,327
   01/01/2007 to 12/31/2007...................................  39.487497   46.626945     21,493
   01/01/2008 to 12/31/2008...................................  46.626945   24.800875      4,369
   01/01/2009 to 12/31/2009...................................  24.800875   36.309052      2,980
   01/01/2010 to 12/31/2010...................................  36.309052   41.008878      3,011
   01/01/2011 to 12/31/2011...................................  41.008878   38.971843      3,373
   01/01/2012 to 12/31/2012...................................  38.971843   42.365395      2,494
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   3.881723    4.025325    913,492
   01/01/2004 to 12/31/2004...................................   4.025325    4.118268  1,161,289
   01/01/2005 to 12/31/2005...................................   4.118268    4.132153    656,918
   01/01/2006 to 12/31/2006...................................   4.132153    4.226546    615,709
   01/01/2007 to 12/31/2007...................................   4.226546    4.400722    577,278
   01/01/2008 to 12/31/2008...................................   4.400722    4.163605    366,791
   01/01/2009 to 12/31/2009...................................   4.163605    4.464882    291,261
   01/01/2010 to 12/31/2010...................................   4.464882    4.739093    340,626
   01/01/2011 to 12/31/2011...................................   4.739093    4.948227    297,802
   01/01/2012 to 12/31/2012...................................   4.948227    5.213354    203,786
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  32.899771   35.402716        287
   01/01/2005 to 12/31/2005...................................  35.402716   35.753163      1,849
   01/01/2006 to 12/31/2006...................................  35.753163   38.715120      2,016
   01/01/2007 to 12/31/2007...................................  38.715120   40.156345     19,227
   01/01/2008 to 12/31/2008...................................  40.156345   29.592080      1,679
   01/01/2009 to 12/31/2009...................................  29.592080   34.005431      4,098
   01/01/2010 to 12/31/2010...................................  34.005431   36.510005      2,814
   01/01/2011 to 12/31/2011...................................  36.510005   37.147107      1,833
   01/01/2012 to 12/31/2012...................................  37.147107   40.898270      2,613
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.934082   10.228279     24,458
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   7.099125    7.140861     35,850
   01/01/2008 to 12/31/2008...................................   7.140861    4.396612     28,434
   01/01/2009 to 12/31/2009...................................   4.396612    5.147123     38,031
   01/01/2010 to 12/31/2010...................................   5.147123    5.684984     40,410
   01/01/2011 to 12/31/2011...................................   5.684984    5.598022     33,423
   01/01/2012 to 12/31/2012...................................   5.598022    6.235055     23,778
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.346981    5.546336     24,426
   01/01/2004 to 12/31/2004...................................   5.546336    6.024424     34,878
   01/01/2005 to 12/31/2005...................................   6.024424    6.113516     56,975
   01/01/2006 to 12/31/2006...................................   6.113516    6.835440     42,007
   01/01/2007 to 04/27/2007...................................   6.835440    7.159196          0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.060576    1.166912     77,406
   01/01/2005 to 12/31/2005...................................   1.166912    1.209847    204,817
   01/01/2006 to 12/31/2006...................................   1.209847    1.415637    240,399
   01/01/2007 to 12/31/2007...................................   1.415637    1.433751    212,842
   01/01/2008 to 12/31/2008...................................   1.433751    0.913715    185,191
   01/01/2009 to 12/31/2009...................................   0.913715    0.996615    285,776
   01/01/2010 to 12/31/2010...................................   0.996615    1.066212    277,307
   01/01/2011 to 12/31/2011...................................   1.066212    1.068696    252,499
   01/01/2012 to 12/31/2012...................................   1.068696    1.196150    333,560

                                                              1.80% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.790288    1.051051    124,959
   01/01/2004 to 12/31/2004................................   1.051051    1.169764    235,691
   01/01/2005 to 12/31/2005................................   1.169764    1.214339    166,770
   01/01/2006 to 12/31/2006................................   1.214339    1.421789    187,897
   01/01/2007 to 12/31/2007................................   1.421789    1.441976    152,421
   01/01/2008 to 12/31/2008................................   1.441976    0.919958    130,311
   01/01/2009 to 12/31/2009................................   0.919958    1.004532    124,845
   01/01/2010 to 12/31/2010................................   1.004532    1.075444    135,359
   01/01/2011 to 12/31/2011................................   1.075444    1.078769    123,475
   01/01/2012 to 12/31/2012................................   1.078769    1.209211     63,299
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.232851    2.440152      9,229
   01/01/2005 to 12/31/2005................................   2.440152    2.558608     42,755
   01/01/2006 to 12/31/2006................................   2.558608    2.610728     73,706
   01/01/2007 to 12/31/2007................................   2.610728    3.036498     83,463
   01/01/2008 to 12/31/2008................................   3.036498    1.887928     56,015
   01/01/2009 to 12/31/2009................................   1.887928    2.531148     53,549
   01/01/2010 to 12/31/2010................................   2.531148    2.970030     48,950
   01/01/2011 to 12/31/2011................................   2.970030    2.650074     56,725
   01/01/2012 to 12/31/2012................................   2.650074    2.968815     53,391
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.442460   16.589722        615
   01/01/2007 to 12/31/2007................................  16.589722   16.898674        599
   01/01/2008 to 12/31/2008................................  16.898674    9.136063        675
   01/01/2009 to 05/01/2009................................   9.136063    9.521628          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.739501    2.304886    267,041
   01/01/2004 to 12/31/2004................................   2.304886    2.458494    384,762
   01/01/2005 to 12/31/2005................................   2.458494    2.580205    269,629
   01/01/2006 to 12/31/2006................................   2.580205    2.635612    221,057
   01/01/2007 to 12/31/2007................................   2.635612    3.068310    198,405
   01/01/2008 to 12/31/2008................................   3.068310    1.909600    156,926
   01/01/2009 to 12/31/2009................................   1.909600    2.562432    138,043
   01/01/2010 to 12/31/2010................................   2.562432    3.010617    110,869
   01/01/2011 to 12/31/2011................................   3.010617    2.689002     95,310
   01/01/2012 to 12/31/2012................................   2.689002    3.015125      7,680
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.057093    2.031611    363,801
   01/01/2004 to 12/31/2004................................   2.031611    2.009917    776,610
   01/01/2005 to 12/31/2005................................   2.009917    2.026210    635,276
   01/01/2006 to 12/31/2006................................   2.026210    2.080737    844,050
   01/01/2007 to 12/31/2007................................   2.080737    2.141800  2,595,950
   01/01/2008 to 12/31/2008................................   2.141800    2.158164  1,366,121
   01/01/2009 to 12/31/2009................................   2.158164    2.125030  1,200,100
   01/01/2010 to 12/31/2010................................   2.125030    2.087120    789,471
   01/01/2011 to 12/31/2011................................   2.087120    2.049987    640,593
   01/01/2012 to 12/31/2012................................   2.049987    2.013217    480,873
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998521   12.799274     13,918
   01/01/2005 to 12/31/2005................................  12.799274   14.241861     63,448
   01/01/2006 to 12/31/2006................................  14.241861   19.245665    148,772
   01/01/2007 to 12/31/2007................................  19.245665   16.064120     82,026
   01/01/2008 to 12/31/2008................................  16.064120    9.201824     61,552
   01/01/2009 to 12/31/2009................................   9.201824   12.176868     57,781
   01/01/2010 to 12/31/2010................................  12.176868   13.886119     50,703
   01/01/2011 to 12/31/2011................................  13.886119   12.876948     44,693
   01/01/2012 to 12/31/2012................................  12.876948   15.932812     36,845

                                                             1.80% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.750474   2.952398     347,254
   01/01/2005 to 12/31/2005...............................   2.952398   3.189744     913,089
   01/01/2006 to 12/31/2006...............................   3.189744   3.581659   1,075,377
   01/01/2007 to 12/31/2007...............................   3.581659   3.670203   1,195,069
   01/01/2008 to 12/31/2008...............................   3.670203   2.179993   1,060,947
   01/01/2009 to 12/31/2009...............................   2.179993   2.818782   1,101,403
   01/01/2010 to 12/31/2010...............................   2.818782   3.092757   1,020,411
   01/01/2011 to 12/31/2011...............................   3.092757   2.908013     769,213
   01/01/2012 to 12/31/2012...............................   2.908013   3.216203     614,461
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   2.106467   2.704803     558,882
   01/01/2004 to 12/31/2004...............................   2.704803   2.978962   1,024,789
   01/01/2005 to 12/31/2005...............................   2.978962   3.222551   1,036,111
   01/01/2006 to 12/31/2006...............................   3.222551   3.621192     905,169
   01/01/2007 to 12/31/2007...............................   3.621192   3.713858     813,817
   01/01/2008 to 12/31/2008...............................   3.713858   2.208187     646,174
   01/01/2009 to 12/31/2009...............................   2.208187   2.859072     589,722
   01/01/2010 to 12/31/2010...............................   2.859072   3.139924     518,677
   01/01/2011 to 12/31/2011...............................   3.139924   2.955135     446,132
   01/01/2012 to 12/31/2012...............................   2.955135   3.270770     200,516
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.202036   2.477268      11,504
   01/01/2005 to 12/31/2005...............................   2.477268   2.687019     178,154
   01/01/2006 to 12/31/2006...............................   2.687019   2.946953     247,574
   01/01/2007 to 12/31/2007...............................   2.946953   3.008116     222,271
   01/01/2008 to 12/31/2008...............................   3.008116   1.799099     135,457
   01/01/2009 to 12/31/2009...............................   1.799099   2.146667     133,024
   01/01/2010 to 12/31/2010...............................   2.146667   2.409424     122,373
   01/01/2011 to 12/31/2011...............................   2.409424   2.215435     106,198
   01/01/2012 to 12/31/2012...............................   2.215435   2.512317      94,546
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   1.800590   2.241418      30,002
   01/01/2004 to 12/31/2004...............................   2.241418   2.499882      82,268
   01/01/2005 to 12/31/2005...............................   2.499882   2.713916      95,577
   01/01/2006 to 12/31/2006...............................   2.713916   2.979331     111,148
   01/01/2007 to 12/31/2007...............................   2.979331   3.044154      84,146
   01/01/2008 to 12/31/2008...............................   3.044154   1.822712      70,114
   01/01/2009 to 12/31/2009...............................   1.822712   2.177926      71,046
   01/01/2010 to 12/31/2010...............................   2.177926   2.447057      59,438
   01/01/2011 to 12/31/2011...............................   2.447057   2.252126      59,629
   01/01/2012 to 12/31/2012...............................   2.252126   2.556538      53,732
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................   0.869676   1.165014     259,670
   01/01/2004 to 12/31/2004...............................   1.165014   1.379016     842,725
   01/01/2005 to 12/31/2005...............................   1.379016   1.547320   1,301,214
   01/01/2006 to 12/31/2006...............................   1.547320   1.958238   1,509,790
   01/01/2007 to 12/31/2007...............................   1.958238   1.901601   1,458,315
   01/01/2008 to 12/31/2008...............................   1.901601   1.104012   1,085,548
   01/01/2009 to 12/31/2009...............................   1.104012   1.681368     967,325
   01/01/2010 to 12/31/2010...............................   1.681368   1.922551     879,637
   01/01/2011 to 12/31/2011...............................   1.922551   1.619117     818,908
   01/01/2012 to 12/31/2012...............................   1.619117   2.055239     719,231
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................   1.010647   1.045112     338,561

                                                                  1.80% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.843139    1.149956   247,022
   01/01/2004 to 12/31/2004...................................    1.149956    1.202034   317,299
   01/01/2005 to 12/31/2005...................................    1.202034    1.278243   311,468
   01/01/2006 to 12/31/2006...................................    1.278243    1.433563   250,669
   01/01/2007 to 12/31/2007...................................    1.433563    1.563721   245,447
   01/01/2008 to 12/31/2008...................................    1.563721    0.940955   232,003
   01/01/2009 to 12/31/2009...................................    0.940955    1.236722   239,660
   01/01/2010 to 12/31/2010...................................    1.236722    1.532714   123,206
   01/01/2011 to 12/31/2011...................................    1.532714    1.489150   124,966
   01/01/2012 to 12/31/2012...................................    1.489150    1.729070   120,541
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  131.890185  161.361339     1,032
   01/01/2008 to 12/31/2008...................................  161.361339   91.918801     4,205
   01/01/2009 to 12/31/2009...................................   91.918801  128.968033     7,465
   01/01/2010 to 12/31/2010...................................  128.968033  138.571745     6,681
   01/01/2011 to 12/31/2011...................................  138.571745  125.835311     6,722
   01/01/2012 to 12/31/2012...................................  125.835311  151.404221     5,144
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.398838    0.477818         0
   01/01/2006 to 12/31/2006...................................    0.477818    0.481161   121,820
   01/01/2007 to 12/31/2007...................................    0.481161    0.526348   261,622
   01/01/2008 to 12/31/2008...................................    0.526348    0.328006   279,997
   01/01/2009 to 12/31/2009...................................    0.328006    0.449610   378,762
   01/01/2010 to 12/31/2010...................................    0.449610    0.491554   531,723
   01/01/2011 to 12/31/2011...................................    0.491554    0.483873   385,090
   01/01/2012 to 12/31/2012...................................    0.483873    0.549126   419,142
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.814678    8.462832    10,647
   01/01/2006 to 12/31/2006...................................    8.462832    8.945317    18,672
   01/01/2007 to 12/31/2007...................................    8.945317   10.040176    22,012
   01/01/2008 to 12/31/2008...................................   10.040176    5.330510    23,323
   01/01/2009 to 12/31/2009...................................    5.330510    7.523443    16,270
   01/01/2010 to 12/31/2010...................................    7.523443    8.083645    17,549
   01/01/2011 to 12/31/2011...................................    8.083645    7.830117    14,634
   01/01/2012 to 04/27/2012...................................    7.830117    8.797392         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.415841    0.432970         0
   01/01/2005 to 04/30/2005...................................    0.432970    0.394074         0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005...................................    0.399113    0.478839    87,333
   01/01/2006 to 12/31/2006...................................    0.478839    0.482542    91,496
   01/01/2007 to 12/31/2007...................................    0.482542    0.528594    89,578
   01/01/2008 to 12/31/2008...................................    0.528594    0.329264   109,713
   01/01/2009 to 12/31/2009...................................    0.329264    0.452366    62,984
   01/01/2010 to 12/31/2010...................................    0.452366    0.495135    63,458
   01/01/2011 to 12/31/2011...................................    0.495135    0.487813    35,498
   01/01/2012 to 12/31/2012...................................    0.487813    0.553702         0
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003...................................    0.341165    0.421202    85,038
   01/01/2004 to 12/31/2004...................................    0.421202    0.432973   120,204
   01/01/2005 to 04/30/2005...................................    0.432973    0.397995         0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.012701    1.047153   102,145

                                                                      1.80% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.524949   0.669751    291,886
   01/01/2004 to 12/31/2004........................................   0.669751   0.713291    498,349
   01/01/2005 to 12/31/2005........................................   0.713291   0.795718    254,332
   01/01/2006 to 12/31/2006........................................   0.795718   0.767974    279,201
   01/01/2007 to 12/31/2007........................................   0.767974   0.771297    194,709
   01/01/2008 to 12/31/2008........................................   0.771297   0.461673    185,666
   01/01/2009 to 12/31/2009........................................   0.461673   0.602897    142,230
   01/01/2010 to 12/31/2010........................................   0.602897   0.733003    160,519
   01/01/2011 to 12/31/2011........................................   0.733003   0.743333    172,308
   01/01/2012 to 12/31/2012........................................   0.743333   0.865113    137,185
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.095810   9.725632      9,464
   01/01/2007 to 12/31/2007........................................   9.725632   8.987013     17,246
   01/01/2008 to 12/31/2008........................................   8.987013   4.005580     10,715
   01/01/2009 to 12/31/2009........................................   4.005580   5.427904     15,695
   01/01/2010 to 12/31/2010........................................   5.427904   5.722150     16,146
   01/01/2011 to 04/29/2011........................................   5.722150   6.076491          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.614189   0.555655    369,202
   01/01/2012 to 12/31/2012........................................   0.555655   0.647011    150,187
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.917084   0.980959    312,084
   01/01/2007 to 12/31/2007........................................   0.980959   0.907376    302,450
   01/01/2008 to 12/31/2008........................................   0.907376   0.404770    326,550
   01/01/2009 to 12/31/2009........................................   0.404770   0.548466    294,196
   01/01/2010 to 12/31/2010........................................   0.548466   0.578413    280,253
   01/01/2011 to 04/29/2011........................................   0.578413   0.614280          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.249920   2.542674     34,290
   01/01/2005 to 12/31/2005........................................   2.542674   2.664187     85,008
   01/01/2006 to 12/31/2006........................................   2.664187   3.045800    127,438
   01/01/2007 to 12/31/2007........................................   3.045800   3.338902    152,672
   01/01/2008 to 12/31/2008........................................   3.338902   2.096770    112,014
   01/01/2009 to 12/31/2009........................................   2.096770   2.675677    113,687
   01/01/2010 to 12/31/2010........................................   2.675677   3.343038     92,668
   01/01/2011 to 12/31/2011........................................   3.343038   3.294641     94,987
   01/01/2012 to 12/31/2012........................................   3.294641   3.697236     85,244
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003........................................   1.676921   2.244593    161,613
   01/01/2004 to 12/31/2004........................................   2.244593   2.561699    275,294
   01/01/2005 to 12/31/2005........................................   2.561699   2.686508    228,891
   01/01/2006 to 12/31/2006........................................   2.686508   3.074265    243,046
   01/01/2007 to 12/31/2007........................................   3.074265   3.373304    194,655
   01/01/2008 to 12/31/2008........................................   3.373304   2.120505    114,144
   01/01/2009 to 12/31/2009........................................   2.120505   2.708544     99,373
   01/01/2010 to 12/31/2010........................................   2.708544   3.387573     95,179
   01/01/2011 to 12/31/2011........................................   3.387573   3.341919     81,270
   01/01/2012 to 12/31/2012........................................   3.341919   3.753951     26,602

                                                               1.80% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.620052   0.880635     192,342
   01/01/2004 to 12/31/2004.................................   0.880635   0.961297     346,531
   01/01/2005 to 12/31/2005.................................   0.961297   0.985657     452,222
   01/01/2006 to 12/31/2006.................................   0.985657   1.062219     547,907
   01/01/2007 to 12/31/2007.................................   1.062219   1.088179     515,436
   01/01/2008 to 12/31/2008.................................   1.088179   0.627221     437,435
   01/01/2009 to 12/31/2009.................................   0.627221   0.798845     360,930
   01/01/2010 to 12/31/2010.................................   0.798845   1.030558     356,502
   01/01/2011 to 12/31/2011.................................   1.030558   1.039998     327,819
   01/01/2012 to 12/31/2012.................................   1.039998   1.132618     149,648
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.320482   1.545403     574,171
   01/01/2004 to 12/31/2004.................................   1.545403   1.641715   1,122,377
   01/01/2005 to 12/31/2005.................................   1.641715   1.636589   1,503,415
   01/01/2006 to 12/31/2006.................................   1.636589   1.754521   1,396,552
   01/01/2007 to 12/31/2007.................................   1.754521   1.835917   1,507,424
   01/01/2008 to 12/31/2008.................................   1.835917   1.467640   1,082,874
   01/01/2009 to 12/31/2009.................................   1.467640   1.971538     916,009
   01/01/2010 to 12/31/2010.................................   1.971538   2.187446   1,058,831
   01/01/2011 to 12/31/2011.................................   2.187446   2.244316     938,950
   01/01/2012 to 12/31/2012.................................   2.244316   2.489444     642,975
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.399578   2.460148     347,030
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.311255   1.753620     214,021
   01/01/2004 to 12/31/2004.................................   1.753620   2.112544     839,167
   01/01/2005 to 12/31/2005.................................   2.112544   2.322465     954,904
   01/01/2006 to 12/31/2006.................................   2.322465   2.536576   1,138,147
   01/01/2007 to 12/31/2007.................................   2.536576   2.570564     854,362
   01/01/2008 to 12/31/2008.................................   2.570564   1.325950     479,771
   01/01/2009 to 12/31/2009.................................   1.325950   1.924035     472,407
   01/01/2010 to 12/31/2010.................................   1.924035   2.382006     478,881
   01/01/2011 to 12/31/2011.................................   2.382006   2.183446     461,531
   01/01/2012 to 04/27/2012.................................   2.183446   2.411425           0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.882408   3.119529     171,631
   01/01/2005 to 12/31/2005.................................   3.119529   3.361483     433,126
   01/01/2006 to 12/31/2006.................................   3.361483   3.703604     464,148
   01/01/2007 to 12/31/2007.................................   3.703604   3.379837     441,332
   01/01/2008 to 12/31/2008.................................   3.379837   1.788000     364,088
   01/01/2009 to 12/31/2009.................................   1.788000   2.479583     344,692
   01/01/2010 to 12/31/2010.................................   2.479583   2.794837     309,030
   01/01/2011 to 12/31/2011.................................   2.794837   2.923249     279,202
   01/01/2012 to 12/31/2012.................................   2.923249   3.203320     271,103
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.269013   2.951746     696,060
   01/01/2004 to 12/31/2004.................................   2.951746   3.182228   1,092,845
   01/01/2005 to 12/31/2005.................................   3.182228   3.432344   1,025,948
   01/01/2006 to 12/31/2006.................................   3.432344   3.785473     812,927
   01/01/2007 to 12/31/2007.................................   3.785473   3.457998     715,886
   01/01/2008 to 12/31/2008.................................   3.457998   1.831165     580,502
   01/01/2009 to 12/31/2009.................................   1.831165   2.541922     537,262
   01/01/2010 to 12/31/2010.................................   2.541922   2.867912     478,388
   01/01/2011 to 12/31/2011.................................   2.867912   3.002711     399,350
   01/01/2012 to 12/31/2012.................................   3.002711   3.293711     248,704

                                                                     1.80% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998027    7.964414     7,936
   01/01/2009 to 12/31/2009.......................................   7.964414    9.999197    23,097
   01/01/2010 to 12/31/2010.......................................   9.999197   10.981759    24,039
   01/01/2011 to 12/31/2011.......................................  10.981759   11.016470    43,360
   01/01/2012 to 12/31/2012.......................................  11.016470   12.170564    50,288
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987535    9.740597       831
   01/01/2012 to 12/31/2012.......................................   9.740597    9.986641     4,698
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998027    6.581951         0
   01/01/2009 to 12/31/2009.......................................   6.581951    8.073191     1,781
   01/01/2010 to 12/31/2010.......................................   8.073191    8.803303     2,599
   01/01/2011 to 12/31/2011.......................................   8.803303    8.599289     1,780
   01/01/2012 to 12/31/2012.......................................   8.599289    9.620356     3,325
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998027    7.014269     5,481
   01/01/2009 to 12/31/2009.......................................   7.014269    8.856104    87,644
   01/01/2010 to 12/31/2010.......................................   8.856104    9.571990    97,008
   01/01/2011 to 12/31/2011.......................................   9.571990    9.236064    82,366
   01/01/2012 to 12/31/2012.......................................   9.236064   10.532994    77,474
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.998027    6.551182         0
   01/01/2009 to 12/31/2009.......................................   6.551182    8.533245       460
   01/01/2010 to 12/31/2010.......................................   8.533245    9.022979     3,816
   01/01/2011 to 12/31/2011.......................................   9.022979    8.251080     3,720
   01/01/2012 to 12/31/2012.......................................   8.251080    9.903252       343
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.871776   10.140262    48,499
   01/01/2012 to 12/31/2012.......................................  10.140262   11.625719    22,809
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998521   11.120702     9,066
   01/01/2006 to 12/31/2006.......................................  11.120702   12.633257   108,443
   01/01/2007 to 12/31/2007.......................................  12.633257   12.812241   105,586
   01/01/2008 to 12/31/2008.......................................  12.812241    7.493196    72,839
   01/01/2009 to 12/31/2009.......................................   7.493196    9.676997    54,754
   01/01/2010 to 12/31/2010.......................................   9.676997   10.995788    48,426
   01/01/2011 to 04/29/2011.......................................  10.995788   11.907788         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.960927   10.395119    10,609
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998521   10.272126         0
   01/01/2006 to 12/31/2006.......................................  10.272126   10.784634       372
   01/01/2007 to 12/31/2007.......................................  10.784634   11.181282    10,653
   01/01/2008 to 12/31/2008.......................................  11.181282    9.401307    50,787
   01/01/2009 to 12/31/2009.......................................   9.401307   11.128864   186,474
   01/01/2010 to 12/31/2010.......................................  11.128864   12.029104   204,147
   01/01/2011 to 12/31/2011.......................................  12.029104   12.199269   145,869
   01/01/2012 to 12/31/2012.......................................  12.199269   13.080288   133,851

                                                              1.80% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998521   10.489472     68,609
   01/01/2006 to 12/31/2006................................  10.489472   11.273622    172,221
   01/01/2007 to 12/31/2007................................  11.273622   11.604112    267,987
   01/01/2008 to 12/31/2008................................  11.604112    8.935290    230,219
   01/01/2009 to 12/31/2009................................   8.935290   10.853789    196,983
   01/01/2010 to 12/31/2010................................  10.853789   11.888988    131,219
   01/01/2011 to 12/31/2011................................  11.888988   11.799844    150,064
   01/01/2012 to 12/31/2012................................  11.799844   12.916496    115,298
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.853524    1.127939    589,542
   01/01/2004 to 12/31/2004................................   1.127939    1.281910    755,774
   01/01/2005 to 12/31/2005................................   1.281910    1.410465    752,629
   01/01/2006 to 12/31/2006................................   1.410465    1.521494    813,392
   01/01/2007 to 12/31/2007................................   1.521494    1.606521    798,232
   01/01/2008 to 12/31/2008................................   1.606521    1.003791    525,690
   01/01/2009 to 12/31/2009................................   1.003791    1.348451    463,191
   01/01/2010 to 12/31/2010................................   1.348451    1.668696    425,404
   01/01/2011 to 12/31/2011................................   1.668696    1.603135    384,238
   01/01/2012 to 12/31/2012................................   1.603135    1.847226    186,578
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998521   10.719658     45,110
   01/01/2006 to 12/31/2006................................  10.719658   11.775489    325,941
   01/01/2007 to 12/31/2007................................  11.775489   12.066915    667,660
   01/01/2008 to 12/31/2008................................  12.066915    8.457638    674,397
   01/01/2009 to 12/31/2009................................   8.457638   10.510595    676,545
   01/01/2010 to 12/31/2010................................  10.510595   11.682869    696,313
   01/01/2011 to 12/31/2011................................  11.682869   11.317815    585,958
   01/01/2012 to 12/31/2012................................  11.317815   12.586649    430,585
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998521   10.944914     37,255
   01/01/2006 to 12/31/2006................................  10.944914   12.278459    446,140
   01/01/2007 to 12/31/2007................................  12.278459   12.522484  1,020,309
   01/01/2008 to 12/31/2008................................  12.522484    7.979608  1,096,980
   01/01/2009 to 12/31/2009................................   7.979608   10.117430    949,155
   01/01/2010 to 12/31/2010................................  10.117430   11.397710    880,450
   01/01/2011 to 12/31/2011................................  11.397710   10.772518    753,279
   01/01/2012 to 12/31/2012................................  10.772518   12.207192    613,911
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.547469    3.199436    333,587
   01/01/2004 to 12/31/2004................................   3.199436    3.465204    462,306
   01/01/2005 to 12/31/2005................................   3.465204    3.552494    517,014
   01/01/2006 to 12/31/2006................................   3.552494    4.019181    494,410
   01/01/2007 to 12/31/2007................................   4.019181    4.143456    412,988
   01/01/2008 to 12/31/2008................................   4.143456    2.553067    326,448
   01/01/2009 to 12/31/2009................................   2.553067    3.157488    308,317
   01/01/2010 to 12/31/2010................................   3.157488    3.550569    191,621
   01/01/2011 to 12/31/2011................................   3.550569    3.544387    175,033
   01/01/2012 to 12/31/2012................................   3.544387    4.017890    117,505
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   7.537654    8.333639        951
   01/01/2005 to 12/31/2005................................   8.333639    8.750330      9,122
   01/01/2006 to 04/30/2006................................   8.750330    9.133501      9,064
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.642886    0.767177    107,536
   01/01/2004 to 12/31/2004................................   0.767177    0.838431    342,499
   01/01/2005 to 12/31/2005................................   0.838431    0.882100    322,528
   01/01/2006 to 04/30/2006................................   0.882100    0.921026          0

                                                                        1.80% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.645185   0.785238    149,647
   01/01/2004 to 04/30/2004..........................................   0.785238   0.798403    204,781
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.723488   0.938320    409,906
   01/01/2004 to 12/31/2004..........................................   0.938320   1.101793    485,395
   01/01/2005 to 12/31/2005..........................................   1.101793   1.259916    568,043
   01/01/2006 to 12/31/2006..........................................   1.259916   1.566229    879,041
   01/01/2007 to 12/31/2007..........................................   1.566229   1.742577    854,004
   01/01/2008 to 12/31/2008..........................................   1.742577   0.986348    626,081
   01/01/2009 to 12/31/2009..........................................   0.986348   1.274549    658,919
   01/01/2010 to 12/31/2010..........................................   1.274549   1.394594    603,731
   01/01/2011 to 12/31/2011..........................................   1.394594   1.222999    513,768
   01/01/2012 to 12/31/2012..........................................   1.222999   1.401747    187,808
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.434595   3.724703     26,180
   01/01/2005 to 12/31/2005..........................................   3.724703   3.762739    558,656
   01/01/2006 to 12/31/2006..........................................   3.762739   4.136833    614,438
   01/01/2007 to 12/31/2007..........................................   4.136833   4.229924    699,190
   01/01/2008 to 12/31/2008..........................................   4.229924   3.225839    586,413
   01/01/2009 to 12/31/2009..........................................   3.225839   3.748212    581,896
   01/01/2010 to 12/31/2010..........................................   3.748212   4.042075    560,171
   01/01/2011 to 12/31/2011..........................................   4.042075   4.055835    462,408
   01/01/2012 to 12/31/2012..........................................   4.055835   4.433546    299,586
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.212160   1.424264    470,667
   01/01/2004 to 04/30/2004..........................................   1.424264   1.409972    848,091
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.187112   1.277664    111,950
   01/01/2005 to 12/31/2005..........................................   1.277664   1.234224    348,789
   01/01/2006 to 12/31/2006..........................................   1.234224   1.428512    389,451
   01/01/2007 to 12/31/2007..........................................   1.428512   1.346407    386,404
   01/01/2008 to 12/31/2008..........................................   1.346407   0.876646    340,314
   01/01/2009 to 12/31/2009..........................................   0.876646   1.038243    398,361
   01/01/2010 to 12/31/2010..........................................   1.038243   1.133730    410,553
   01/01/2011 to 12/31/2011..........................................   1.133730   1.120662    467,893
   01/01/2012 to 12/31/2012..........................................   1.120662   1.280168    509,989
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.955185   1.175881    597,716
   01/01/2004 to 12/31/2004..........................................   1.175881   1.285242    897,297
   01/01/2005 to 12/31/2005..........................................   1.285242   1.242906    851,356
   01/01/2006 to 12/31/2006..........................................   1.242906   1.439719    688,320
   01/01/2007 to 12/31/2007..........................................   1.439719   1.358348    649,135
   01/01/2008 to 12/31/2008..........................................   1.358348   0.885650    623,072
   01/01/2009 to 12/31/2009..........................................   0.885650   1.049654    502,267
   01/01/2010 to 12/31/2010..........................................   1.049654   1.146954    305,741
   01/01/2011 to 12/31/2011..........................................   1.146954   1.135614    272,127
   01/01/2012 to 12/31/2012..........................................   1.135614   1.298085     96,697

                                                                                          1.80% VARIABLE ACCOUNT CHARGE
                                                                                        ----------------------------------
                                                                                           AUV AT     AUV AT   ACCUM UNITS
                                                                                        BEGINNING OF ENDING OF   END OF
                                                                                           PERIOD     PERIOD     PERIOD
                                                                                        ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.961851   1.191969    204,491
   01/01/2004 to 12/31/2004............................................................   1.191969   1.339250    665,983
   01/01/2005 to 12/31/2005............................................................   1.339250   1.421434    397,540
   01/01/2006 to 12/31/2006............................................................   1.421434   1.601032    384,895
   01/01/2007 to 12/31/2007............................................................   1.601032   1.529699    445,515
   01/01/2008 to 12/31/2008............................................................   1.529699   0.926915    318,586
   01/01/2009 to 12/31/2009............................................................   0.926915   1.245051    318,390
   01/01/2010 to 12/31/2010............................................................   1.245051   1.502389    289,089
   01/01/2011 to 12/31/2011............................................................   1.502389   1.397783    273,425
   01/01/2012 to 12/31/2012............................................................   1.397783   1.445276    184,564
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003............................................................   0.687473   0.926400    356,051
   01/01/2004 to 12/31/2004............................................................   0.926400   1.085176    660,635
   01/01/2005 to 12/31/2005............................................................   1.085176   1.203712    596,141
   01/01/2006 to 12/31/2006............................................................   1.203712   1.483150    884,577
   01/01/2007 to 12/31/2007............................................................   1.483150   1.609786    725,827
   01/01/2008 to 12/31/2008............................................................   1.609786   0.913803    503,519
   01/01/2009 to 12/31/2009............................................................   0.913803   1.151386    500,462
   01/01/2010 to 12/31/2010............................................................   1.151386   1.220344    465,824
   01/01/2011 to 12/31/2011............................................................   1.220344   1.046995    422,668
   01/01/2012 to 12/31/2012............................................................   1.046995   1.213557    289,843
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................   1.221277   1.414654    259,389
   01/01/2011 to 12/31/2011............................................................   1.414654   1.293287    237,073
   01/01/2012 to 12/31/2012............................................................   1.293287   1.387986    169,703
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003............................................................   0.808196   1.127879    165,137
   01/01/2004 to 04/30/2004............................................................   1.127879   1.116201    312,106
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-
   Account))
   01/01/2003 to 12/31/2003............................................................   1.056601   1.393466     77,073
   01/01/2004 to 12/31/2004............................................................   1.393466   1.598830    344,030
   01/01/2005 to 12/31/2005............................................................   1.598830   1.675028    234,423
   01/01/2006 to 12/31/2006............................................................   1.675028   1.835386    296,157
   01/01/2007 to 12/31/2007............................................................   1.835386   1.948661    307,133
   01/01/2008 to 12/31/2008............................................................   1.948661   0.852917    291,458
   01/01/2009 to 12/31/2009............................................................   0.852917   1.118602    286,365
   01/01/2010 to 04/30/2010............................................................   1.118602   1.209080          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................   1.586637   1.780290    298,819
   01/01/2005 to 12/31/2005............................................................   1.780290   1.816990    629,393
   01/01/2006 to 12/31/2006............................................................   1.816990   2.078108    617,539
   01/01/2007 to 12/31/2007............................................................   2.078108   1.965493    537,078
   01/01/2008 to 12/31/2008............................................................   1.965493   1.186065    442,933
   01/01/2009 to 12/31/2009............................................................   1.186065   1.314410    495,563
   01/01/2010 to 12/31/2010............................................................   1.314410   1.566493    437,898
   01/01/2011 to 12/31/2011............................................................   1.566493   1.623331    361,023
   01/01/2012 to 12/31/2012............................................................   1.623331   1.749713    276,626

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.071604    1.577841    791,970
   01/01/2004 to 12/31/2004......................................   1.577841    1.784649  1,272,092
   01/01/2005 to 12/31/2005......................................   1.784649    1.822255  1,251,799
   01/01/2006 to 12/31/2006......................................   1.822255    2.087695  1,064,094
   01/01/2007 to 12/31/2007......................................   2.087695    1.976906    926,143
   01/01/2008 to 12/31/2008......................................   1.976906    1.194009    825,881
   01/01/2009 to 12/31/2009......................................   1.194009    1.324232    813,320
   01/01/2010 to 12/31/2010......................................   1.324232    1.579638    669,689
   01/01/2011 to 12/31/2011......................................   1.579638    1.637757    581,945
   01/01/2012 to 12/31/2012......................................   1.637757    1.767649    296,831
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.814678    8.462832     10,647
   01/01/2006 to 12/31/2006......................................   8.462832    8.945317     18,672
   01/01/2007 to 12/31/2007......................................   8.945317   10.040176     22,012
   01/01/2008 to 12/31/2008......................................  10.040176    5.330510     23,323
   01/01/2009 to 12/31/2009......................................   5.330510    7.523443     16,270
   01/01/2010 to 12/31/2010......................................   7.523443    8.083645     17,549
   01/01/2011 to 12/31/2011......................................   8.083645    7.830117     14,634
   01/01/2012 to 12/31/2012......................................   7.830117    8.797392          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.392143   14.256850         45
   01/01/2005 to 12/31/2005......................................  14.256850   16.240884     15,611
   01/01/2006 to 12/31/2006......................................  16.240884   18.560308     33,621
   01/01/2007 to 12/31/2007......................................  18.560308   19.368802     42,472
   01/01/2008 to 12/31/2008......................................  19.368802   11.307042     27,617
   01/01/2009 to 12/31/2009......................................  11.307042   15.525415     21,659
   01/01/2010 to 12/31/2010......................................  15.525415   17.677282     20,485
   01/01/2011 to 12/31/2011......................................  17.677282   15.903115     19,467
   01/01/2012 to 12/31/2012......................................  15.903115   18.925203     11,937
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.864185   10.941313        748
   01/01/2007 to 12/31/2007......................................  10.941313   11.905365     48,562
   01/01/2008 to 12/31/2008......................................  11.905365   10.886878     89,169
   01/01/2009 to 12/31/2009......................................  10.886878   12.622616    113,920
   01/01/2010 to 12/31/2010......................................  12.622616   13.359662    182,894
   01/01/2011 to 12/31/2011......................................  13.359662   14.583904    201,426
   01/01/2012 to 12/31/2012......................................  14.583904   15.630295    129,771
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.127136    1.154696  2,175,034
   01/01/2004 to 12/31/2004......................................   1.154696    1.190527  3,506,085
   01/01/2005 to 12/31/2005......................................   1.190527    1.195629  4,498,027
   01/01/2006 to 12/31/2006......................................   1.195629    1.227412  3,930,634
   01/01/2007 to 12/31/2007......................................   1.227412    1.296585  3,838,996
   01/01/2008 to 12/31/2008......................................   1.296585    1.278613  4,213,369
   01/01/2009 to 12/31/2009......................................   1.278613    1.482217  3,671,041
   01/01/2010 to 12/31/2010......................................   1.482217    1.574726  3,513,817
   01/01/2011 to 12/31/2011......................................   1.574726    1.595733  3,196,561
   01/01/2012 to 12/31/2012......................................   1.595733    1.712410  2,389,032
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.729226   10.865912        988

                                                 1.80% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.293826    0.454727   440,493
   01/01/2004 to 12/31/2004...................   0.454727    0.427335   588,015
   01/01/2005 to 12/31/2005...................   0.427335    0.465970   411,449
   01/01/2006 to 12/31/2006...................   0.465970    0.482148   396,504
   01/01/2007 to 12/31/2007...................   0.482148    0.622772   440,908
   01/01/2008 to 12/31/2008...................   0.622772    0.339743   470,231
   01/01/2009 to 12/31/2009...................   0.339743    0.530474   408,969
   01/01/2010 to 12/31/2010...................   0.530474    0.665289   426,929
   01/01/2011 to 12/31/2011...................   0.665289    0.588784   429,867
   01/01/2012 to 12/31/2012...................   0.588784    0.648298   285,461
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.911935    1.305123   626,428
   01/01/2004 to 12/31/2004...................   1.305123    1.504846   931,858
   01/01/2005 to 12/31/2005...................   1.504846    1.541640   779,009
   01/01/2006 to 12/31/2006...................   1.541640    1.780418   628,609
   01/01/2007 to 12/31/2007...................   1.780418    1.718677   580,246
   01/01/2008 to 12/31/2008...................   1.718677    1.119564   532,663
   01/01/2009 to 12/31/2009...................   1.119564    1.381753   478,087
   01/01/2010 to 12/31/2010...................   1.381753    1.717822   425,252
   01/01/2011 to 12/31/2011...................   1.717822    1.614902   388,769
   01/01/2012 to 12/31/2012...................   1.614902    1.840525   243,735
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010679    1.065216   100,008
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.488966   11.105461     1,207
   01/01/2007 to 12/31/2007...................  11.105461   11.495118     1,368
   01/01/2008 to 12/31/2008...................  11.495118    8.460286     6,587
   01/01/2009 to 12/31/2009...................   8.460286   10.377335    28,828
   01/01/2010 to 12/31/2010...................  10.377335   11.439728    23,736
   01/01/2011 to 12/31/2011...................  11.439728   11.355300   100,516
   01/01/2012 to 12/31/2012...................  11.355300   12.584198    29,940
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.679397   11.359002       693
   01/01/2007 to 12/31/2007...................  11.359002   11.782087     1,172
   01/01/2008 to 12/31/2008...................  11.782087    7.756380       920
   01/01/2009 to 12/31/2009...................   7.756380    9.834791     6,598
   01/01/2010 to 12/31/2010...................   9.834791   11.026635     5,832
   01/01/2011 to 12/31/2011...................  11.026635   10.599738       697
   01/01/2012 to 12/31/2012...................  10.599738   11.974538     6,932
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.092456    1.180669    75,084
   01/01/2005 to 12/31/2005...................   1.180669    1.233045   175,330
   01/01/2006 to 12/31/2006...................   1.233045    1.367125   249,686
   01/01/2007 to 12/31/2007...................   1.367125    1.465476   308,659
   01/01/2008 to 12/31/2008...................   1.465476    0.834723   207,863
   01/01/2009 to 12/31/2009...................   0.834723    1.172666   198,063
   01/01/2010 to 12/31/2010...................   1.172666    1.344606   181,226
   01/01/2011 to 12/31/2011...................   1.344606    1.303034    97,668
   01/01/2012 to 12/31/2012...................   1.303034    1.518648   186,366

                                                                                  1.80% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003....................................................   0.451169   0.605487     306,212
   01/01/2004 to 12/31/2004....................................................   0.605487   0.700648     936,487
   01/01/2005 to 12/31/2005....................................................   0.700648   0.788846   1,311,543
   01/01/2006 to 12/31/2006....................................................   0.788846   0.822570   1,169,134
   01/01/2007 to 12/31/2007....................................................   0.822570   0.950301   1,134,749
   01/01/2008 to 12/31/2008....................................................   0.950301   0.562312     908,854
   01/01/2009 to 12/31/2009....................................................   0.562312   0.803416     871,215
   01/01/2010 to 12/31/2010....................................................   0.803416   1.007541     879,811
   01/01/2011 to 12/31/2011....................................................   1.007541   0.973298     805,190
   01/01/2012 to 12/31/2012....................................................   0.973298   1.086634     755,449
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.203116   1.279262      36,637
   01/01/2005 to 12/31/2005....................................................   1.279262   1.391146     118,479
   01/01/2006 to 12/31/2006....................................................   1.391146   1.415970     132,260
   01/01/2007 to 12/31/2007....................................................   1.415970   1.523137     158,399
   01/01/2008 to 12/31/2008....................................................   1.523137   0.952599      97,209
   01/01/2009 to 12/31/2009....................................................   0.952599   1.297077      86,932
   01/01/2010 to 12/31/2010....................................................   1.297077   1.715545     127,810
   01/01/2011 to 12/31/2011....................................................   1.715545   1.709387     131,841
   01/01/2012 to 12/31/2012....................................................   1.709387   1.945808     136,370
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.796110   1.899074     223,334
   01/01/2005 to 12/31/2005....................................................   1.899074   1.913072     638,825
   01/01/2006 to 12/31/2006....................................................   1.913072   1.969705     946,308
   01/01/2007 to 12/31/2007....................................................   1.969705   2.006028     892,886
   01/01/2008 to 12/31/2008....................................................   2.006028   1.670225     705,269
   01/01/2009 to 12/31/2009....................................................   1.670225   2.163629     659,434
   01/01/2010 to 12/31/2010....................................................   2.163629   2.389723     661,523
   01/01/2011 to 12/31/2011....................................................   2.389723   2.484166     603,675
   01/01/2012 to 12/31/2012....................................................   2.484166   2.715144     520,994
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.658262   1.832210     829,237
   01/01/2004 to 12/31/2004....................................................   1.832210   1.915988   1,171,738
   01/01/2005 to 12/31/2005....................................................   1.915988   1.932189   1,360,213
   01/01/2006 to 12/31/2006....................................................   1.932189   1.989949     899,638
   01/01/2007 to 12/31/2007....................................................   1.989949   2.030254     935,766
   01/01/2008 to 12/31/2008....................................................   2.030254   1.692571     610,501
   01/01/2009 to 12/31/2009....................................................   1.692571   2.193961     560,849
   01/01/2010 to 12/31/2010....................................................   2.193961   2.426849     498,779
   01/01/2011 to 12/31/2011....................................................   2.426849   2.524913     432,435
   01/01/2012 to 12/31/2012....................................................   2.524913   2.759780     152,238
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.484568   1.515937     144,046
   01/01/2005 to 12/31/2005....................................................   1.515937   1.509677     374,474
   01/01/2006 to 12/31/2006....................................................   1.509677   1.540868     469,141
   01/01/2007 to 12/31/2007....................................................   1.540868   1.574270     509,992
   01/01/2008 to 12/31/2008....................................................   1.574270   1.537883     381,509
   01/01/2009 to 12/31/2009....................................................   1.537883   1.572081     410,984
   01/01/2010 to 12/31/2010....................................................   1.572081   1.628845     454,145
   01/01/2011 to 12/31/2011....................................................   1.628845   1.684109     353,037
   01/01/2012 to 12/31/2012....................................................   1.684109   1.704315     307,484

                                                                     1.80% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.517679    1.513685    718,528
   01/01/2004 to 12/31/2004.......................................   1.513685    1.528314    985,830
   01/01/2005 to 12/31/2005.......................................   1.528314    1.524834    731,976
   01/01/2006 to 12/31/2006.......................................   1.524834    1.557240    612,241
   01/01/2007 to 12/31/2007.......................................   1.557240    1.592511    460,091
   01/01/2008 to 12/31/2008.......................................   1.592511    1.557331    384,682
   01/01/2009 to 12/31/2009.......................................   1.557331    1.593574    316,333
   01/01/2010 to 12/31/2010.......................................   1.593574    1.653908    212,641
   01/01/2011 to 12/31/2011.......................................   1.653908    1.710285    165,464
   01/01/2012 to 12/31/2012.......................................   1.710285    1.732480     87,549
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................  13.982503   14.614000     10,914
   01/01/2007 to 12/31/2007.......................................  14.614000   14.792401     61,553
   01/01/2008 to 12/31/2008.......................................  14.792401   13.136693     53,159
   01/01/2009 to 12/31/2009.......................................  13.136693   14.492562     38,647
   01/01/2010 to 12/31/2010.......................................  14.492562   15.113562     40,216
   01/01/2011 to 12/31/2011.......................................  15.113562   15.711512     27,983
   01/01/2012 to 12/31/2012.......................................  15.711512   16.218105     24,878
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003.......................................   1.049145    1.578095    316,232
   01/01/2004 to 12/31/2004.......................................   1.578095    1.868823    913,318
   01/01/2005 to 12/31/2005.......................................   1.868823    2.295220  1,783,082
   01/01/2006 to 12/31/2006.......................................   2.295220    2.789694  1,162,763
   01/01/2007 to 12/31/2007.......................................   2.789694    3.318383  1,242,244
   01/01/2008 to 12/31/2008.......................................   3.318383    1.510877  1,049,615
   01/01/2009 to 12/31/2009.......................................   1.510877    2.387565    973,641
   01/01/2010 to 12/31/2010.......................................   2.387565    2.863468    814,577
   01/01/2011 to 12/31/2011.......................................   2.863468    2.268350    803,848
   01/01/2012 to 12/31/2012.......................................   2.268350    2.626028    550,461
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   7.565137   10.139877    286,714
   01/01/2004 to 12/31/2004.......................................  10.139877   11.175001    598,182
   01/01/2005 to 12/31/2005.......................................  11.175001   12.721755    744,424
   01/01/2006 to 12/31/2006.......................................  12.721755   13.737855    712,301
   01/01/2007 to 12/31/2007.......................................  13.737855   15.119408    718,416
   01/01/2008 to 12/31/2008.......................................  15.119408    8.298526    636,561
   01/01/2009 to 12/31/2009.......................................   8.298526   11.334400    588,050
   01/01/2010 to 12/31/2010.......................................  11.334400   13.179021    534,911
   01/01/2011 to 12/31/2011.......................................  13.179021   12.359883    443,972
   01/01/2012 to 12/31/2012.......................................  12.359883   14.274081    280,753
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003.......................................   6.082291    7.891275    369,706
   01/01/2004 to 12/31/2004.......................................   7.891275    8.532772    616,916
   01/01/2005 to 12/31/2005.......................................   8.532772    8.847703    641,332
   01/01/2006 to 12/31/2006.......................................   8.847703    9.986581    609,397
   01/01/2007 to 12/31/2007.......................................   9.986581   10.276187    591,890
   01/01/2008 to 12/31/2008.......................................  10.276187    6.256613    504,079
   01/01/2009 to 12/31/2009.......................................   6.256613    8.044635    471,543
   01/01/2010 to 12/31/2010.......................................   8.044635    8.782098    430,884
   01/01/2011 to 12/31/2011.......................................   8.782098    8.446794    359,266
   01/01/2012 to 12/31/2012.......................................   8.446794    9.721135    201,274

                                                                        1.85% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.85
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.173017   10.488634         0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.007972    6.989945    13,967
   01/01/2009 to 12/31/2009..........................................   6.989945    8.874139    21,662
   01/01/2010 to 12/31/2010..........................................   8.874139    9.770954    19,643
   01/01/2011 to 12/31/2011..........................................   9.770954    9.388157    11,311
   01/01/2012 to 12/31/2012..........................................   9.388157   10.461928    37,359
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.997973    6.340094         0
   01/01/2009 to 12/31/2009..........................................   6.340094    8.342480    73,683
   01/01/2010 to 12/31/2010..........................................   8.342480    9.293873    72,752
   01/01/2011 to 12/31/2011..........................................   9.293873    8.692032    72,323
   01/01/2012 to 12/31/2012..........................................   8.692032    9.910548    71,850
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.017972    7.661591         0
   01/01/2009 to 12/31/2009..........................................   7.661591    9.280852         0
   01/01/2010 to 12/31/2010..........................................   9.280852   10.013393     1,109
   01/01/2011 to 12/31/2011..........................................  10.013393    9.849039         0
   01/01/2012 to 12/31/2012..........................................   9.849039   10.715470         0
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  11.101593   11.472543       663
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004..........................................   1.114730    1.269607     6,358
   01/01/2005 to 12/31/2005..........................................   1.269607    1.465602    48,146
   01/01/2006 to 12/31/2006..........................................   1.465602    1.672292    65,569
   01/01/2007 to 12/31/2007..........................................   1.672292    1.806760    88,437
   01/01/2008 to 12/31/2008..........................................   1.806760    0.988892   107,521
   01/01/2009 to 12/31/2009..........................................   0.988892    1.183225    88,421
   01/01/2010 to 12/31/2010..........................................   1.183225    1.241243    72,131
   01/01/2011 to 12/31/2011..........................................   1.241243    0.973205    62,122
   01/01/2012 to 12/31/2012..........................................   0.973205    1.140292    58,904
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003..........................................   0.883420    1.109164   256,999
   01/01/2004 to 12/31/2004..........................................   1.109164    1.284927   209,328
   01/01/2005 to 12/31/2005..........................................   1.284927    1.485986   156,146
   01/01/2006 to 12/31/2006..........................................   1.485986    1.696026   134,143
   01/01/2007 to 12/31/2007..........................................   1.696026    1.834660    96,672
   01/01/2008 to 12/31/2008..........................................   1.834660    1.004888    76,564
   01/01/2009 to 12/31/2009..........................................   1.004888    1.203123    69,970
   01/01/2010 to 12/31/2010..........................................   1.203123    1.264201    64,393
   01/01/2011 to 12/31/2011..........................................   1.264201    0.993097    46,672
   01/01/2012 to 12/31/2012..........................................   0.993097    1.163865    21,355
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003..........................................   1.201097    1.218948   411,372
   01/01/2004 to 12/31/2004..........................................   1.218948    1.242541   438,800
   01/01/2005 to 12/31/2005..........................................   1.242541    1.242429   406,868
   01/01/2006 to 12/31/2006..........................................   1.242429    1.266224   407,056
   01/01/2007 to 12/31/2007..........................................   1.266224    1.325682   357,156
   01/01/2008 to 12/31/2008..........................................   1.325682    1.374594   409,893
   01/01/2009 to 12/31/2009..........................................   1.374594    1.416596   411,296
   01/01/2010 to 12/31/2010..........................................   1.416596    1.469805   344,932
   01/01/2011 to 12/31/2011..........................................   1.469805    1.548025   167,081
   01/01/2012 to 12/31/2012..........................................   1.548025    1.574582   110,240

                                                                                   1.85% VARIABLE ACCOUNT CHARGE
                                                                                 ----------------------------------
                                                                                    AUV AT     AUV AT   ACCUM UNITS
                                                                                 BEGINNING OF ENDING OF   END OF
                                                                                    PERIOD     PERIOD     PERIOD
                                                                                 ------------ --------- -----------
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................  31.231893   34.523392         0
   01/01/2005 to 12/31/2005.....................................................  34.523392   37.428177       904
   01/01/2006 to 12/31/2006.....................................................  37.428177   39.120333     1,646
   01/01/2007 to 12/31/2007.....................................................  39.120333   46.170185     2,272
   01/01/2008 to 12/31/2008.....................................................  46.170185   24.545571     3,417
   01/01/2009 to 12/31/2009.....................................................  24.545571   35.917321     4,282
   01/01/2010 to 12/31/2010.....................................................  35.917321   40.546181     2,472
   01/01/2011 to 12/31/2011.....................................................  40.546181   38.512898     1,917
   01/01/2012 to 12/31/2012.....................................................  38.512898   41.845445     1,857
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003.....................................................   3.843757    3.983960   429,422
   01/01/2004 to 12/31/2004.....................................................   3.983960    4.073904   457,529
   01/01/2005 to 12/31/2005.....................................................   4.073904    4.085602   418,199
   01/01/2006 to 12/31/2006.....................................................   4.085602    4.176848   307,416
   01/01/2007 to 12/31/2007.....................................................   4.176848    4.346791   260,869
   01/01/2008 to 12/31/2008.....................................................   4.346791    4.110518   188,956
   01/01/2009 to 12/31/2009.....................................................   4.110518    4.405751   262,121
   01/01/2010 to 12/31/2010.....................................................   4.405751    4.673993   213,389
   01/01/2011 to 12/31/2011.....................................................   4.673993    4.877821   121,218
   01/01/2012 to 12/31/2012.....................................................   4.877821    5.136594    33,945
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................  32.607769   35.076870         0
   01/01/2005 to 12/31/2005.....................................................  35.076870   35.406434       116
   01/01/2006 to 12/31/2006.....................................................  35.406434   38.320556       238
   01/01/2007 to 12/31/2007.....................................................  38.320556   39.727116       607
   01/01/2008 to 12/31/2008.....................................................  39.727116   29.261075       526
   01/01/2009 to 12/31/2009.....................................................  29.261075   33.608253       245
   01/01/2010 to 12/31/2010.....................................................  33.608253   36.065547       125
   01/01/2011 to 12/31/2011.....................................................  36.065547   36.676592       121
   01/01/2012 to 12/31/2012.....................................................  36.676592   40.359953       119
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012.....................................................   9.929073   10.219693       739
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007.....................................................   7.015093    7.053968    20,429
   01/01/2008 to 12/31/2008.....................................................   7.053968    4.340930    22,703
   01/01/2009 to 12/31/2009.....................................................   4.340930    5.079396    21,730
   01/01/2010 to 12/31/2010.....................................................   5.079396    5.607377    18,491
   01/01/2011 to 12/31/2011.....................................................   5.607377    5.518848    13,766
   01/01/2012 to 12/31/2012.....................................................   5.518848    6.143782     9,445
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003.....................................................   4.304826    5.489819    48,924
   01/01/2004 to 12/31/2004.....................................................   5.489819    5.960047    30,258
   01/01/2005 to 12/31/2005.....................................................   5.960047    6.045173    32,540
   01/01/2006 to 12/31/2006.....................................................   6.045173    6.755657    33,130
   01/01/2007 to 04/27/2007.....................................................   6.755657    7.074482         0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................   1.059512    1.165355     6,984
   01/01/2005 to 12/31/2005.....................................................   1.165355    1.207632     9,302
   01/01/2006 to 12/31/2006.....................................................   1.207632    1.412341    25,781
   01/01/2007 to 12/31/2007.....................................................   1.412341    1.429694   176,600
   01/01/2008 to 12/31/2008.....................................................   1.429694    0.910672   302,525
   01/01/2009 to 12/31/2009.....................................................   0.910672    0.992799   322,497
   01/01/2010 to 12/31/2010.....................................................   0.992799    1.061599   267,951
   01/01/2011 to 12/31/2011.....................................................   1.061599    1.063541   262,686
   01/01/2012 to 12/31/2012.....................................................   1.063541    1.189783   259,006

                                                              1.85% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   0.790023    1.050182    251,798
   01/01/2004 to 12/31/2004................................   1.050182    1.168212    154,244
   01/01/2005 to 12/31/2005................................   1.168212    1.212123    143,625
   01/01/2006 to 12/31/2006................................   1.212123    1.418488    127,585
   01/01/2007 to 12/31/2007................................   1.418488    1.437905    123,062
   01/01/2008 to 12/31/2008................................   1.437905    0.916900    101,273
   01/01/2009 to 12/31/2009................................   0.916900    1.000692     71,952
   01/01/2010 to 12/31/2010................................   1.000692    1.070798     66,811
   01/01/2011 to 12/31/2011................................   1.070798    1.073573     29,630
   01/01/2012 to 12/31/2012................................   1.073573    1.202781      7,879
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.222263    2.427777        921
   01/01/2005 to 12/31/2005................................   2.427777    2.544365     12,212
   01/01/2006 to 12/31/2006................................   2.544365    2.594901     12,875
   01/01/2007 to 12/31/2007................................   2.594901    3.016574     15,679
   01/01/2008 to 12/31/2008................................   3.016574    1.874597     19,090
   01/01/2009 to 12/31/2009................................   1.874597    2.512019     42,070
   01/01/2010 to 12/31/2010................................   2.512019    2.946113     96,512
   01/01/2011 to 12/31/2011................................   2.946113    2.627422     82,242
   01/01/2012 to 12/31/2012................................   2.627422    2.941959     79,339
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.363114   16.504189          0
   01/01/2007 to 12/31/2007................................  16.504189   16.803096      1,550
   01/01/2008 to 12/31/2008................................  16.803096    9.079821      2,166
   01/01/2009 to 05/01/2009................................   9.079821    9.461437          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.732440    2.294385    144,236
   01/01/2004 to 12/31/2004................................   2.294385    2.446067    149,506
   01/01/2005 to 12/31/2005................................   2.446067    2.565883    108,925
   01/01/2006 to 12/31/2006................................   2.565883    2.619676     88,452
   01/01/2007 to 12/31/2007................................   2.619676    3.048225     76,418
   01/01/2008 to 12/31/2008................................   3.048225    1.896146     74,326
   01/01/2009 to 12/31/2009................................   1.896146    2.543108     34,145
   01/01/2010 to 12/31/2010................................   2.543108    2.986420     36,900
   01/01/2011 to 12/31/2011................................   2.986420    2.666059     15,890
   01/01/2012 to 12/31/2012................................   2.666059    2.987898     12,405
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   2.037226    2.010985  1,182,520
   01/01/2004 to 12/31/2004................................   2.010985    1.988514    881,356
   01/01/2005 to 12/31/2005................................   1.988514    2.003634    773,557
   01/01/2006 to 12/31/2006................................   2.003634    2.056528    876,578
   01/01/2007 to 12/31/2007................................   2.056528    2.115817    798,820
   01/01/2008 to 12/31/2008................................   2.115817    2.130913    549,507
   01/01/2009 to 12/31/2009................................   2.130913    2.097149    559,299
   01/01/2010 to 12/31/2010................................   2.097149    2.058707    487,842
   01/01/2011 to 12/31/2011................................   2.058707    2.021071    356,686
   01/01/2012 to 12/31/2012................................   2.021071    1.983822    158,435
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998479   12.794986     10,901
   01/01/2005 to 12/31/2005................................  12.794986   14.230000     21,480
   01/01/2006 to 12/31/2006................................  14.230000   19.220070     30,780
   01/01/2007 to 12/31/2007................................  19.220070   16.034691     39,378
   01/01/2008 to 12/31/2008................................  16.034691    9.180346     37,612
   01/01/2009 to 12/31/2009................................   9.180346   12.142370     32,171
   01/01/2010 to 12/31/2010................................  12.142370   13.839867     29,542
   01/01/2011 to 12/31/2011................................  13.839867   12.827651     27,082
   01/01/2012 to 12/31/2012................................  12.827651   15.863844     19,440

                                                         1.85% VARIABLE ACCOUNT CHARGE
                                                       ----------------------------------
                                                          AUV AT     AUV AT   ACCUM UNITS
                                                       BEGINNING OF ENDING OF   END OF
                                                          PERIOD     PERIOD     PERIOD
                                                       ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.737436   2.937429     40,355
   01/01/2005 to 12/31/2005...........................   2.937429   3.171992    190,426
   01/01/2006 to 12/31/2006...........................   3.171992   3.559952    197,342
   01/01/2007 to 12/31/2007...........................   3.559952   3.646127    269,519
   01/01/2008 to 12/31/2008...........................   3.646127   2.164603    333,994
   01/01/2009 to 12/31/2009...........................   2.164603   2.797483    311,132
   01/01/2010 to 12/31/2010...........................   2.797483   3.067854    302,785
   01/01/2011 to 12/31/2011...........................   3.067854   2.883159    253,086
   01/01/2012 to 12/31/2012...........................   2.883159   3.187112    236,392
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   2.097908   2.692475    589,561
   01/01/2004 to 12/31/2004...........................   2.692475   2.963899    826,221
   01/01/2005 to 12/31/2005...........................   2.963899   3.204658    654,313
   01/01/2006 to 12/31/2006...........................   3.204658   3.599292    598,475
   01/01/2007 to 12/31/2007...........................   3.599292   3.689541    439,498
   01/01/2008 to 12/31/2008...........................   3.689541   2.192625    364,196
   01/01/2009 to 12/31/2009...........................   2.192625   2.837504    314,755
   01/01/2010 to 12/31/2010...........................   2.837504   3.114681    210,280
   01/01/2011 to 12/31/2011...........................   3.114681   2.929915    125,662
   01/01/2012 to 12/31/2012...........................   2.929915   3.241226     70,549
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...........................   2.189947   2.462853          0
   01/01/2005 to 12/31/2005...........................   2.462853   2.670053      4,598
   01/01/2006 to 12/31/2006...........................   2.670053   2.926887     10,370
   01/01/2007 to 12/31/2007...........................   2.926887   2.986133    105,539
   01/01/2008 to 12/31/2008...........................   2.986133   1.785053    107,789
   01/01/2009 to 12/31/2009...........................   1.785053   2.128842    107,621
   01/01/2010 to 12/31/2010...........................   2.128842   2.388224    107,776
   01/01/2011 to 12/31/2011...........................   2.388224   2.194845    103,463
   01/01/2012 to 12/31/2012...........................   2.194845   2.487718    101,362
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...........................   1.791922   2.229514     86,812
   01/01/2004 to 12/31/2004...........................   2.229514   2.485359     88,980
   01/01/2005 to 12/31/2005...........................   2.485359   2.696805     77,993
   01/01/2006 to 12/31/2006...........................   2.696805   2.959071     72,415
   01/01/2007 to 12/31/2007...........................   2.959071   3.021933     68,241
   01/01/2008 to 12/31/2008...........................   3.021933   1.808497     40,660
   01/01/2009 to 12/31/2009...........................   1.808497   2.159861     37,197
   01/01/2010 to 12/31/2010...........................   2.159861   2.425546     19,417
   01/01/2011 to 12/31/2011...........................   2.425546   2.231215      7,640
   01/01/2012 to 12/31/2012...........................   2.231215   2.531527      7,254
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...........................   0.868997   1.163718      9,825
   01/01/2004 to 12/31/2004...........................   1.163718   1.376792     51,768
   01/01/2005 to 12/31/2005...........................   1.376792   1.544055     70,487
   01/01/2006 to 12/31/2006...........................   1.544055   1.953132    125,991
   01/01/2007 to 12/31/2007...........................   1.953132   1.895689    371,860
   01/01/2008 to 12/31/2008...........................   1.895689   1.100027    373,019
   01/01/2009 to 12/31/2009...........................   1.100027   1.674460    406,756
   01/01/2010 to 12/31/2010...........................   1.674460   1.913696    367,666
   01/01/2011 to 12/31/2011...........................   1.913696   1.610854    376,158
   01/01/2012 to 12/31/2012...........................   1.610854   2.043724    282,792

                                                                  1.85% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................    0.878920    1.166106   214,966
   01/01/2004 to 12/31/2004...................................    1.166106    1.381496   271,742
   01/01/2005 to 12/31/2005...................................    1.381496    1.549833   186,961
   01/01/2006 to 12/31/2006...................................    1.549833    1.962517   140,718
   01/01/2007 to 12/31/2007...................................    1.962517    1.907085   152,755
   01/01/2008 to 12/31/2008...................................    1.907085    1.107729   125,128
   01/01/2009 to 12/31/2009...................................    1.107729    1.688409   104,907
   01/01/2010 to 12/31/2010...................................    1.688409    1.931061    94,269
   01/01/2011 to 12/31/2011...................................    1.931061    1.628044    21,470
   01/01/2012 to 12/31/2012...................................    1.628044    2.065840         0
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.010638    1.044753         0
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.842626    1.148687    57,378
   01/01/2004 to 12/31/2004...................................    1.148687    1.200106    62,567
   01/01/2005 to 12/31/2005...................................    1.200106    1.275557    59,506
   01/01/2006 to 12/31/2006...................................    1.275557    1.429836    57,454
   01/01/2007 to 12/31/2007...................................    1.429836    1.558872    45,244
   01/01/2008 to 12/31/2008...................................    1.558872    0.937566    54,572
   01/01/2009 to 12/31/2009...................................    0.937566    1.231651    68,895
   01/01/2010 to 12/31/2010...................................    1.231651    1.525667    62,217
   01/01/2011 to 12/31/2011...................................    1.525667    1.481564    36,175
   01/01/2012 to 12/31/2012...................................    1.481564    1.719397    35,080
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  130.244701  159.294760        25
   01/01/2008 to 12/31/2008...................................  159.294760   90.695950     1,837
   01/01/2009 to 12/31/2009...................................   90.695950  127.188698     2,360
   01/01/2010 to 12/31/2010...................................  127.188698  136.591642     1,992
   01/01/2011 to 12/31/2011...................................  136.591642  123.975296     1,055
   01/01/2012 to 12/31/2012...................................  123.975296  149.091350       653
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.397840    0.476465    17,229
   01/01/2006 to 12/31/2006...................................    0.476465    0.479560   120,506
   01/01/2007 to 12/31/2007...................................    0.479560    0.524333   120,136
   01/01/2008 to 12/31/2008...................................    0.524333    0.326585   132,150
   01/01/2009 to 12/31/2009...................................    0.326585    0.447439   132,150
   01/01/2010 to 12/31/2010...................................    0.447439    0.488936   146,222
   01/01/2011 to 12/31/2011...................................    0.488936    0.481057   140,285
   01/01/2012 to 12/31/2012...................................    0.481057    0.545655   218,144
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.798203    8.442193     1,840
   01/01/2006 to 12/31/2006...................................    8.442193    8.919052     3,298
   01/01/2007 to 12/31/2007...................................    8.919052   10.005665     4,736
   01/01/2008 to 12/31/2008...................................   10.005665    5.309515     5,836
   01/01/2009 to 12/31/2009...................................    5.309515    7.490066    18,228
   01/01/2010 to 12/31/2010...................................    7.490066    8.043762     6,934
   01/01/2011 to 12/31/2011...................................    8.043762    7.787598     6,238
   01/01/2012 to 04/27/2012...................................    7.787598    8.748196         0
  Jennison Growth Sub-account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.415008    0.431959         0
   01/01/2005 to 04/30/2005...................................    0.431959    0.393090         0

                                                                      1.85% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................   0.398121   0.477492    107,577
   01/01/2006 to 12/31/2006........................................   0.477492   0.480944    107,474
   01/01/2007 to 12/31/2007........................................   0.480944   0.526579     66,389
   01/01/2008 to 12/31/2008........................................   0.526579   0.327844     64,798
   01/01/2009 to 12/31/2009........................................   0.327844   0.450190     59,600
   01/01/2010 to 12/31/2010........................................   0.450190   0.492507     30,095
   01/01/2011 to 12/31/2011........................................   0.492507   0.484982     26,142
   01/01/2012 to 12/31/2012........................................   0.484982   0.550212     11,058
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................   0.340718   0.420437    164,550
   01/01/2004 to 12/31/2004........................................   0.420437   0.431971    168,936
   01/01/2005 to 04/30/2005........................................   0.431971   0.397008          0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................   1.012693   1.046793          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.524510   0.668877    225,992
   01/01/2004 to 12/31/2004........................................   0.668877   0.712004    246,997
   01/01/2005 to 12/31/2005........................................   0.712004   0.793887    191,694
   01/01/2006 to 12/31/2006........................................   0.793887   0.765824    155,906
   01/01/2007 to 12/31/2007........................................   0.765824   0.768751    141,249
   01/01/2008 to 12/31/2008........................................   0.768751   0.459917    141,998
   01/01/2009 to 12/31/2009........................................   0.459917   0.600304    137,090
   01/01/2010 to 12/31/2010........................................   0.600304   0.729486    169,067
   01/01/2011 to 12/31/2011........................................   0.729486   0.739398    154,589
   01/01/2012 to 12/31/2012........................................   0.739398   0.860101     84,196
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.064007   9.688414        853
   01/01/2007 to 12/31/2007........................................   9.688414   8.948118      1,153
   01/01/2008 to 12/31/2008........................................   8.948118   3.986235      1,734
   01/01/2009 to 12/31/2009........................................   3.986235   5.398988      1,917
   01/01/2010 to 12/31/2010........................................   5.398988   5.688824      2,049
   01/01/2011 to 04/29/2011........................................   5.688824   6.040116          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.610523   0.552155    159,178
   01/01/2012 to 12/31/2012........................................   0.552155   0.642612    125,378
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.913897   0.977227    304,930
   01/01/2007 to 12/31/2007........................................   0.977227   0.903468    319,659
   01/01/2008 to 12/31/2008........................................   0.903468   0.402824    352,122
   01/01/2009 to 12/31/2009........................................   0.402824   0.545557    168,830
   01/01/2010 to 12/31/2010........................................   0.545557   0.575057    142,899
   01/01/2011 to 04/29/2011........................................   0.575057   0.610616          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.238693   2.529148     19,840
   01/01/2005 to 12/31/2005........................................   2.529148   2.648695     89,234
   01/01/2006 to 12/31/2006........................................   2.648695   3.026580     61,836
   01/01/2007 to 12/31/2007........................................   3.026580   3.316166     86,546
   01/01/2008 to 12/31/2008........................................   3.316166   2.081445     83,286
   01/01/2009 to 12/31/2009........................................   2.081445   2.654792     73,498
   01/01/2010 to 12/31/2010........................................   2.654792   3.315289     78,541
   01/01/2011 to 12/31/2011........................................   3.315289   3.265663     62,502
   01/01/2012 to 12/31/2012........................................   3.265663   3.662876     53,912

                                                               1.85% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   1.669690   2.233795    180,436
   01/01/2004 to 12/31/2004.................................   2.233795   2.548099    252,843
   01/01/2005 to 12/31/2005.................................   2.548099   2.670913    267,158
   01/01/2006 to 12/31/2006.................................   2.670913   3.054895    260,818
   01/01/2007 to 12/31/2007.................................   3.054895   3.350365    131,328
   01/01/2008 to 12/31/2008.................................   3.350365   2.105027    113,939
   01/01/2009 to 12/31/2009.................................   2.105027   2.687429    103,716
   01/01/2010 to 12/31/2010.................................   2.687429   3.359486     90,124
   01/01/2011 to 12/31/2011.................................   3.359486   3.312557     72,302
   01/01/2012 to 12/31/2012.................................   3.312557   3.719099     52,665
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.619548   0.879481    189,078
   01/01/2004 to 12/31/2004.................................   0.879481   0.959556    170,894
   01/01/2005 to 12/31/2005.................................   0.959556   0.983382    232,037
   01/01/2006 to 12/31/2006.................................   0.983382   1.059239    239,268
   01/01/2007 to 12/31/2007.................................   1.059239   1.084580    236,351
   01/01/2008 to 12/31/2008.................................   1.084580   0.624832    228,886
   01/01/2009 to 12/31/2009.................................   0.624832   0.795404    221,126
   01/01/2010 to 12/31/2010.................................   0.795404   1.025608    176,894
   01/01/2011 to 12/31/2011.................................   1.025608   1.034486    111,878
   01/01/2012 to 12/31/2012.................................   1.034486   1.126048     96,574
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.304288   1.525690    578,734
   01/01/2004 to 12/31/2004.................................   1.525690   1.619962    611,851
   01/01/2005 to 12/31/2005.................................   1.619962   1.614098    608,418
   01/01/2006 to 12/31/2006.................................   1.614098   1.729546    467,095
   01/01/2007 to 12/31/2007.................................   1.729546   1.808875    473,723
   01/01/2008 to 12/31/2008.................................   1.808875   1.445297    373,398
   01/01/2009 to 12/31/2009.................................   1.445297   1.940554    350,234
   01/01/2010 to 12/31/2010.................................   1.940554   2.151993    282,963
   01/01/2011 to 12/31/2011.................................   2.151993   2.206840     94,980
   01/01/2012 to 12/31/2012.................................   2.206840   2.446645     93,559
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.383501   2.442845    232,642
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.308561   1.749151     75,531
   01/01/2004 to 12/31/2004.................................   1.749151   2.106104    225,042
   01/01/2005 to 12/31/2005.................................   2.106104   2.314232    207,580
   01/01/2006 to 12/31/2006.................................   2.314232   2.526323    212,387
   01/01/2007 to 12/31/2007.................................   2.526323   2.558886    309,493
   01/01/2008 to 12/31/2008.................................   2.558886   1.319263    303,821
   01/01/2009 to 12/31/2009.................................   1.319263   1.913373    296,172
   01/01/2010 to 12/31/2010.................................   1.913373   2.367624    271,886
   01/01/2011 to 12/31/2011.................................   2.367624   2.169180    247,665
   01/01/2012 to 04/27/2012.................................   2.169180   2.395278          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.866587   3.101380      4,845
   01/01/2005 to 12/31/2005.................................   3.101380   3.340262     45,312
   01/01/2006 to 12/31/2006.................................   3.340262   3.678390     54,682
   01/01/2007 to 12/31/2007.................................   3.678390   3.355140     49,711
   01/01/2008 to 12/31/2008.................................   3.355140   1.774042     45,632
   01/01/2009 to 12/31/2009.................................   1.774042   2.458996     42,217
   01/01/2010 to 12/31/2010.................................   2.458996   2.770248     37,647
   01/01/2011 to 12/31/2011.................................   2.770248   2.896084     28,429
   01/01/2012 to 12/31/2012.................................   2.896084   3.171957     26,450

                                                                     1.85% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   2.258088    2.936075   538,634
   01/01/2004 to 12/31/2004.......................................   2.936075    3.163747   576,582
   01/01/2005 to 12/31/2005.......................................   3.163747    3.410710   450,545
   01/01/2006 to 12/31/2006.......................................   3.410710    3.759739   358,964
   01/01/2007 to 12/31/2007.......................................   3.759739    3.432762   338,690
   01/01/2008 to 12/31/2008.......................................   3.432762    1.816887   261,363
   01/01/2009 to 12/31/2009.......................................   1.816887    2.520841   214,727
   01/01/2010 to 12/31/2010.......................................   2.520841    2.842706   151,412
   01/01/2011 to 12/31/2011.......................................   2.842706    2.974836    39,274
   01/01/2012 to 12/31/2012.......................................   2.974836    3.261495    14,822
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997973    7.961672         0
   01/01/2009 to 12/31/2009.......................................   7.961672    9.990760     1,832
   01/01/2010 to 12/31/2010.......................................   9.990760   10.967013         0
   01/01/2011 to 12/31/2011.......................................  10.967013   10.996189         0
   01/01/2012 to 12/31/2012.......................................  10.996189   12.142054       493
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987467    9.737301         0
   01/01/2012 to 12/31/2012.......................................   9.737301    9.978243       675
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997973    6.579680         0
   01/01/2009 to 12/31/2009.......................................   6.579680    8.066372         0
   01/01/2010 to 12/31/2010.......................................   8.066372    8.791473         0
   01/01/2011 to 12/31/2011.......................................   8.791473    8.583448         0
   01/01/2012 to 12/31/2012.......................................   8.583448    9.597810         0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997973    7.011851         0
   01/01/2009 to 12/31/2009.......................................   7.011851    8.848627         0
   01/01/2010 to 12/31/2010.......................................   8.848627    9.559131         0
   01/01/2011 to 12/31/2011.......................................   9.559131    9.219053         0
   01/01/2012 to 12/31/2012.......................................   9.219053   10.508312         0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997973    6.548923         0
   01/01/2009 to 12/31/2009.......................................   6.548923    8.526039         0
   01/01/2010 to 12/31/2010.......................................   8.526039    9.010855         0
   01/01/2011 to 12/31/2011.......................................   9.010855    8.235879         0
   01/01/2012 to 12/31/2012.......................................   8.235879    9.880041         0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.836136   10.106462    37,605
   01/01/2012 to 12/31/2012.......................................  10.106462   11.581147    37,900
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998479   11.116973     4,622
   01/01/2006 to 12/31/2006.......................................  11.116973   12.622725    20,703
   01/01/2007 to 12/31/2007.......................................  12.622725   12.795124    43,394
   01/01/2008 to 12/31/2008.......................................  12.795124    7.479422    28,066
   01/01/2009 to 12/31/2009.......................................   7.479422    9.654380    30,753
   01/01/2010 to 12/31/2010.......................................   9.654380   10.964610    38,573
   01/01/2011 to 04/29/2011.......................................  10.964610   11.872089         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.955906   10.386393    27,675

                                                              1.85% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998479   10.268680    10,774
   01/01/2006 to 12/31/2006................................  10.268680   10.775641    22,545
   01/01/2007 to 12/31/2007................................  10.775641   11.166344    61,992
   01/01/2008 to 12/31/2008................................  11.166344    9.384038    60,776
   01/01/2009 to 12/31/2009................................   9.384038   11.102870    61,894
   01/01/2010 to 12/31/2010................................  11.102870   11.995012    14,784
   01/01/2011 to 12/31/2011................................  11.995012   12.158629    20,402
   01/01/2012 to 12/31/2012................................  12.158629   13.030162    31,761
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998479   10.485953    37,117
   01/01/2006 to 12/31/2006................................  10.485953   11.264222    63,049
   01/01/2007 to 12/31/2007................................  11.264222   11.588608   102,348
   01/01/2008 to 12/31/2008................................  11.588608    8.918874    77,860
   01/01/2009 to 12/31/2009................................   8.918874   10.828435    78,877
   01/01/2010 to 12/31/2010................................  10.828435   11.855289    82,088
   01/01/2011 to 12/31/2011................................  11.855289   11.760530    56,094
   01/01/2012 to 12/31/2012................................  11.760530   12.866993    52,439
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   0.852463    1.125970   125,950
   01/01/2004 to 12/31/2004................................   1.125970    1.279031   161,262
   01/01/2005 to 12/31/2005................................   1.279031    1.406596   170,138
   01/01/2006 to 12/31/2006................................   1.406596    1.516564   200,224
   01/01/2007 to 12/31/2007................................   1.516564    1.600512   149,081
   01/01/2008 to 12/31/2008................................   1.600512    0.999533   130,557
   01/01/2009 to 12/31/2009................................   0.999533    1.342060   109,843
   01/01/2010 to 12/31/2010................................   1.342060    1.659958    79,850
   01/01/2011 to 12/31/2011................................   1.659958    1.593945    52,435
   01/01/2012 to 12/31/2012................................   1.593945    1.835713    36,901
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998479   10.716062    66,967
   01/01/2006 to 12/31/2006................................  10.716062   11.765671   133,715
   01/01/2007 to 12/31/2007................................  11.765671   12.050793   227,605
   01/01/2008 to 12/31/2008................................  12.050793    8.442098   254,291
   01/01/2009 to 12/31/2009................................   8.442098   10.486039   240,511
   01/01/2010 to 12/31/2010................................  10.486039   11.649751   219,671
   01/01/2011 to 12/31/2011................................  11.649751   11.280102   172,675
   01/01/2012 to 12/31/2012................................  11.280102   12.538406   156,601
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005................................   9.998479   10.941243     2,456
   01/01/2006 to 12/31/2006................................  10.941243   12.268223   205,748
   01/01/2007 to 12/31/2007................................  12.268223   12.505754   254,388
   01/01/2008 to 12/31/2008................................  12.505754    7.964943   326,825
   01/01/2009 to 12/31/2009................................   7.964943   10.093787   303,618
   01/01/2010 to 12/31/2010................................  10.093787   11.365396   306,244
   01/01/2011 to 12/31/2011................................  11.365396   10.736617   328,840
   01/01/2012 to 12/31/2012................................  10.736617   12.160396   434,745
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003................................   2.531361    3.177613   221,076
   01/01/2004 to 12/31/2004................................   3.177613    3.439844   228,349
   01/01/2005 to 12/31/2005................................   3.439844    3.524737   266,279
   01/01/2006 to 12/31/2006................................   3.524737    3.985791   257,640
   01/01/2007 to 12/31/2007................................   3.985791    4.106968   167,951
   01/01/2008 to 12/31/2008................................   4.106968    2.529312   141,705
   01/01/2009 to 12/31/2009................................   2.529312    3.126545   124,316
   01/01/2010 to 12/31/2010................................   3.126545    3.514018   114,264
   01/01/2011 to 12/31/2011................................   3.514018    3.506150    93,792
   01/01/2012 to 12/31/2012................................   3.506150    3.972548    73,695

                                                                        1.85% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   7.518786   8.310025          0
   01/01/2005 to 12/31/2005..........................................   8.310025   8.721190          0
   01/01/2006 to 04/30/2006..........................................   8.721190   9.101615          0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.641720   0.765404    150,754
   01/01/2004 to 12/31/2004..........................................   0.765404   0.836074    282,054
   01/01/2005 to 12/31/2005..........................................   0.836074   0.879181    300,167
   01/01/2006 to 04/30/2006..........................................   0.879181   0.917831          0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..........................................   0.644011   0.783420    150,635
   01/01/2004 to 04/30/2004..........................................   0.783420   0.796423    243,347
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.731160   0.947757    123,623
   01/01/2004 to 12/31/2004..........................................   0.947757   1.112316    247,807
   01/01/2005 to 12/31/2005..........................................   1.112316   1.271316    282,360
   01/01/2006 to 12/31/2006..........................................   1.271316   1.579614    261,505
   01/01/2007 to 12/31/2007..........................................   1.579614   1.756585    250,067
   01/01/2008 to 12/31/2008..........................................   1.756585   0.993777    355,675
   01/01/2009 to 12/31/2009..........................................   0.993777   1.283506    226,983
   01/01/2010 to 12/31/2010..........................................   1.283506   1.403694    198,015
   01/01/2011 to 12/31/2011..........................................   1.403694   1.230364    165,426
   01/01/2012 to 12/31/2012..........................................   1.230364   1.409480    127,427
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.405512   3.691942     32,158
   01/01/2005 to 12/31/2005..........................................   3.691942   3.727785    258,911
   01/01/2006 to 12/31/2006..........................................   3.727785   4.096362    231,053
   01/01/2007 to 12/31/2007..........................................   4.096362   4.186439    219,827
   01/01/2008 to 12/31/2008..........................................   4.186439   3.191073    169,458
   01/01/2009 to 12/31/2009..........................................   3.191073   3.705963    146,864
   01/01/2010 to 12/31/2010..........................................   3.705963   3.994517    139,289
   01/01/2011 to 12/31/2011..........................................   3.994517   4.006116     61,572
   01/01/2012 to 12/31/2012..........................................   4.006116   4.376996     41,738
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.207224   1.417756    517,721
   01/01/2004 to 04/30/2004..........................................   1.417756   1.403299    872,262
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.183863   1.273745     22,218
   01/01/2005 to 12/31/2005..........................................   1.273745   1.229825     84,674
   01/01/2006 to 12/31/2006..........................................   1.229825   1.422712    133,095
   01/01/2007 to 12/31/2007..........................................   1.422712   1.340267    161,308
   01/01/2008 to 12/31/2008..........................................   1.340267   0.872209    167,101
   01/01/2009 to 12/31/2009..........................................   0.872209   1.032472    132,580
   01/01/2010 to 12/31/2010..........................................   1.032472   1.126865    136,739
   01/01/2011 to 12/31/2011..........................................   1.126865   1.113320    112,756
   01/01/2012 to 12/31/2012..........................................   1.113320   1.271143    114,526
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.953209   1.172864    218,961
   01/01/2004 to 12/31/2004..........................................   1.172864   1.281302    302,522
   01/01/2005 to 12/31/2005..........................................   1.281302   1.238478    237,850
   01/01/2006 to 12/31/2006..........................................   1.238478   1.433874    232,768
   01/01/2007 to 12/31/2007..........................................   1.433874   1.352154    186,588
   01/01/2008 to 12/31/2008..........................................   1.352154   0.881168    128,718
   01/01/2009 to 12/31/2009..........................................   0.881168   1.043820    118,554
   01/01/2010 to 12/31/2010..........................................   1.043820   1.140010    108,394
   01/01/2011 to 12/31/2011..........................................   1.140010   1.128175     74,585
   01/01/2012 to 12/31/2012..........................................   1.128175   1.288934     35,361

                                                                                      1.85% VARIABLE ACCOUNT CHARGE
                                                                                    ----------------------------------
                                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                                    BEGINNING OF ENDING OF   END OF
                                                                                       PERIOD     PERIOD     PERIOD
                                                                                    ------------ --------- -----------
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003........................................................   0.961265   1.190651    149,719
   01/01/2004 to 12/31/2004........................................................   1.190651   1.337100    309,467
   01/01/2005 to 12/31/2005........................................................   1.337100   1.418444    471,494
   01/01/2006 to 12/31/2006........................................................   1.418444   1.596867    440,436
   01/01/2007 to 12/31/2007........................................................   1.596867   1.524954    329,569
   01/01/2008 to 12/31/2008........................................................   1.524954   0.923575    354,532
   01/01/2009 to 12/31/2009........................................................   0.923575   1.239944    341,596
   01/01/2010 to 12/31/2010........................................................   1.239944   1.495480    320,896
   01/01/2011 to 12/31/2011........................................................   1.495480   1.390660    275,005
   01/01/2012 to 12/31/2012........................................................   1.390660   1.437188    251,014
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003........................................................   0.686005   0.923962    424,754
   01/01/2004 to 12/31/2004........................................................   0.923962   1.081778    289,023
   01/01/2005 to 12/31/2005........................................................   1.081778   1.199345    297,009
   01/01/2006 to 12/31/2006........................................................   1.199345   1.477032    241,503
   01/01/2007 to 12/31/2007........................................................   1.477032   1.602340    225,255
   01/01/2008 to 12/31/2008........................................................   1.602340   0.909119    207,073
   01/01/2009 to 12/31/2009........................................................   0.909119   1.144912    178,854
   01/01/2010 to 12/31/2010........................................................   1.144912   1.212876    138,969
   01/01/2011 to 12/31/2011........................................................   1.212876   1.040068     69,023
   01/01/2012 to 12/31/2012........................................................   1.040068   1.204922     22,279
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........................................................   1.213283   1.404929    152,547
   01/01/2011 to 12/31/2011........................................................   1.404929   1.283755     60,013
   01/01/2012 to 12/31/2012........................................................   1.283755   1.377063     51,219
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003........................................................   0.807930   1.126945    137,642
   01/01/2004 to 04/30/2004........................................................   1.126945   1.115093    150,651
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap
   Sub-Account))
   01/01/2003 to 12/31/2003........................................................   1.053541   1.388745     36,357
   01/01/2004 to 12/31/2004........................................................   1.388745   1.592615    148,967
   01/01/2005 to 12/31/2005........................................................   1.592615   1.667685    121,506
   01/01/2006 to 12/31/2006........................................................   1.667685   1.826429    128,081
   01/01/2007 to 12/31/2007........................................................   1.826429   1.938176    118,495
   01/01/2008 to 12/31/2008........................................................   1.938176   0.847900    134,986
   01/01/2009 to 12/31/2009........................................................   0.847900   1.111467    146,305
   01/01/2010 to 04/30/2010........................................................   1.111467   1.201171          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................   1.583604   1.776298     12,989
   01/01/2005 to 12/31/2005........................................................   1.776298   1.812013     49,313
   01/01/2006 to 12/31/2006........................................................   1.812013   2.071383     76,057
   01/01/2007 to 12/31/2007........................................................   2.071383   1.958148     75,432
   01/01/2008 to 12/31/2008........................................................   1.958148   1.181039     69,028
   01/01/2009 to 12/31/2009........................................................   1.181039   1.308185     98,210
   01/01/2010 to 12/31/2010........................................................   1.308185   1.558295     53,400
   01/01/2011 to 12/31/2011........................................................   1.558295   1.614030     49,377
   01/01/2012 to 12/31/2012........................................................   1.614030   1.738814     46,922

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   1.070299    1.575133    599,993
   01/01/2004 to 12/31/2004......................................   1.575133    1.780694    694,013
   01/01/2005 to 12/31/2005......................................   1.780694    1.817311    607,795
   01/01/2006 to 12/31/2006......................................   1.817311    2.080992    577,351
   01/01/2007 to 12/31/2007......................................   2.080992    1.969567    499,990
   01/01/2008 to 12/31/2008......................................   1.969567    1.188979    424,976
   01/01/2009 to 12/31/2009......................................   1.188979    1.317993    291,452
   01/01/2010 to 12/31/2010......................................   1.317993    1.571410    229,863
   01/01/2011 to 12/31/2011......................................   1.571410    1.628414     51,832
   01/01/2012 to 12/31/2012......................................   1.628414    1.756683     49,968
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005......................................   7.798203    8.442193      1,840
   01/01/2006 to 12/31/2006......................................   8.442193    8.919052      3,298
   01/01/2007 to 12/31/2007......................................   8.919052   10.005665      4,736
   01/01/2008 to 12/31/2008......................................  10.005665    5.309515      5,836
   01/01/2009 to 12/31/2009......................................   5.309515    7.490066     18,228
   01/01/2010 to 12/31/2010......................................   7.490066    8.043762      6,934
   01/01/2011 to 12/31/2011......................................   8.043762    7.787598      6,238
   01/01/2012 to 12/31/2012......................................   7.787598    8.748196          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004......................................  12.347778   14.201102         57
   01/01/2005 to 12/31/2005......................................  14.201102   16.169317      4,080
   01/01/2006 to 12/31/2006......................................  16.169317   18.469308      6,075
   01/01/2007 to 12/31/2007......................................  18.469308   19.264150      8,142
   01/01/2008 to 12/31/2008......................................  19.264150   11.240297      7,545
   01/01/2009 to 12/31/2009......................................  11.240297   15.426051     10,842
   01/01/2010 to 12/31/2010......................................  15.426051   17.555376     11,543
   01/01/2011 to 12/31/2011......................................  17.555376   15.785557      6,283
   01/01/2012 to 12/31/2012......................................  15.785557   18.775869      5,595
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................  10.847883   10.921273          0
   01/01/2007 to 12/31/2007......................................  10.921273   11.877589        217
   01/01/2008 to 12/31/2008......................................  11.877589   10.856031     29,230
   01/01/2009 to 12/31/2009......................................  10.856031   12.580564     59,611
   01/01/2010 to 12/31/2010......................................  12.580564   13.308499     21,551
   01/01/2011 to 12/31/2011......................................  13.308499   14.520814     15,671
   01/01/2012 to 12/31/2012......................................  14.520814   15.554859      9,704
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003......................................   1.126068    1.153023  2,188,369
   01/01/2004 to 12/31/2004......................................   1.153023    1.188206  1,738,819
   01/01/2005 to 12/31/2005......................................   1.188206    1.192703  1,785,302
   01/01/2006 to 12/31/2006......................................   1.192703    1.223798  1,858,102
   01/01/2007 to 12/31/2007......................................   1.223798    1.292117  1,736,531
   01/01/2008 to 12/31/2008......................................   1.292117    1.273569  1,580,599
   01/01/2009 to 12/31/2009......................................   1.273569    1.475632  1,711,840
   01/01/2010 to 12/31/2010......................................   1.475632    1.566946  1,325,985
   01/01/2011 to 12/31/2011......................................   1.566946    1.587058    866,822
   01/01/2012 to 12/31/2012......................................   1.587058    1.702245    465,562
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................  10.723820   10.856793          0

                                                 1.85% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003...................   0.293553    0.454084   153,677
   01/01/2004 to 12/31/2004...................   0.454084    0.426516   151,193
   01/01/2005 to 12/31/2005...................   0.426516    0.464846   119,728
   01/01/2006 to 12/31/2006...................   0.464846    0.480745   132,572
   01/01/2007 to 12/31/2007...................   0.480745    0.620649   119,107
   01/01/2008 to 12/31/2008...................   0.620649    0.338414   107,183
   01/01/2009 to 12/31/2009...................   0.338414    0.528135   261,666
   01/01/2010 to 12/31/2010...................   0.528135    0.662025   256,800
   01/01/2011 to 12/31/2011...................   0.662025    0.585603   172,565
   01/01/2012 to 12/31/2012...................   0.585603    0.644472   141,291
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.910067    1.301795   287,701
   01/01/2004 to 12/31/2004...................   1.301795    1.500256   297,650
   01/01/2005 to 12/31/2005...................   1.500256    1.536173   349,366
   01/01/2006 to 12/31/2006...................   1.536173    1.773219   332,062
   01/01/2007 to 12/31/2007...................   1.773219    1.710867   357,811
   01/01/2008 to 12/31/2008...................   1.710867    1.113916   335,521
   01/01/2009 to 12/31/2009...................   1.113916    1.374094   289,818
   01/01/2010 to 12/31/2010...................   1.374094    1.707448   253,217
   01/01/2011 to 12/31/2011...................   1.707448    1.604349   167,446
   01/01/2012 to 12/31/2012...................   1.604349    1.827578   140,587
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010671    1.064850         0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.485906   11.098541         0
   01/01/2007 to 12/31/2007...................  11.098541   11.482180     1,261
   01/01/2008 to 12/31/2008...................  11.482180    8.446522         0
   01/01/2009 to 12/31/2009...................   8.446522   10.355272         0
   01/01/2010 to 12/31/2010...................  10.355272   11.409705         0
   01/01/2011 to 12/31/2011...................  11.409705   11.319849         0
   01/01/2012 to 12/31/2012...................  11.319849   12.538608         0
  SsgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.676282   11.351924         0
   01/01/2007 to 12/31/2007...................  11.351924   11.768827         0
   01/01/2008 to 12/31/2008...................  11.768827    7.743759         0
   01/01/2009 to 12/31/2009...................   7.743759    9.813878         0
   01/01/2010 to 12/31/2010...................   9.813878   10.997693         0
   01/01/2011 to 12/31/2011...................  10.997693   10.566641         0
   01/01/2012 to 12/31/2012...................  10.566641   11.931151         0
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.089465    1.177047     4,864
   01/01/2005 to 12/31/2005...................   1.177047    1.228649    17,368
   01/01/2006 to 12/31/2006...................   1.228649    1.361573     8,783
   01/01/2007 to 12/31/2007...................   1.361573    1.458791   194,459
   01/01/2008 to 12/31/2008...................   1.458791    0.830498   270,114
   01/01/2009 to 12/31/2009...................   0.830498    1.166147   327,101
   01/01/2010 to 12/31/2010...................   1.166147    1.336463   323,991
   01/01/2011 to 12/31/2011...................   1.336463    1.294497   274,403
   01/01/2012 to 12/31/2012...................   1.294497    1.507941   270,568
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003...................   0.450718    0.604574   223,560
   01/01/2004 to 12/31/2004...................   0.604574    0.699242   475,587
   01/01/2005 to 12/31/2005...................   0.699242    0.786870   420,373
   01/01/2006 to 12/31/2006...................   0.786870    0.820100   443,508
   01/01/2007 to 12/31/2007...................   0.820100    0.946972   438,300
   01/01/2008 to 12/31/2008...................   0.946972    0.560060   357,798
   01/01/2009 to 12/31/2009...................   0.560060    0.799799   333,890
   01/01/2010 to 12/31/2010...................   0.799799    1.002504   465,922
   01/01/2011 to 12/31/2011...................   1.002504    0.967949   217,185
   01/01/2012 to 12/31/2012...................   0.967949    1.080120   216,276

                                                                                  1.85% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004....................................................   1.198810   1.274260        950
   01/01/2005 to 12/31/2005....................................................   1.274260   1.385018     13,873
   01/01/2006 to 12/31/2006....................................................   1.385018   1.409029     37,308
   01/01/2007 to 12/31/2007....................................................   1.409029   1.514909     39,657
   01/01/2008 to 12/31/2008....................................................   1.514909   0.946977     57,649
   01/01/2009 to 12/31/2009....................................................   0.946977   1.288777     58,771
   01/01/2010 to 12/31/2010....................................................   1.288777   1.703717     98,784
   01/01/2011 to 12/31/2011....................................................   1.703717   1.696754     60,858
   01/01/2012 to 12/31/2012....................................................   1.696754   1.930458     59,785
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.787595   1.889445     30,597
   01/01/2005 to 12/31/2005....................................................   1.889445   1.902424     87,167
   01/01/2006 to 12/31/2006....................................................   1.902424   1.957765     87,468
   01/01/2007 to 12/31/2007....................................................   1.957765   1.992867    131,796
   01/01/2008 to 12/31/2008....................................................   1.992867   1.658435    145,229
   01/01/2009 to 12/31/2009....................................................   1.658435   2.147283    156,258
   01/01/2010 to 12/31/2010....................................................   2.147283   2.370484    177,444
   01/01/2011 to 12/31/2011....................................................   2.370484   2.462939    144,182
   01/01/2012 to 12/31/2012....................................................   2.462939   2.690590    133,621
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.651512   1.823846    718,748
   01/01/2004 to 12/31/2004....................................................   1.823846   1.906285    869,294
   01/01/2005 to 12/31/2005....................................................   1.906285   1.921445    752,797
   01/01/2006 to 12/31/2006....................................................   1.921445   1.977898    505,606
   01/01/2007 to 12/31/2007....................................................   1.977898   2.016944    442,780
   01/01/2008 to 12/31/2008....................................................   2.016944   1.680632    323,673
   01/01/2009 to 12/31/2009....................................................   1.680632   2.177398    295,229
   01/01/2010 to 12/31/2010....................................................   2.177398   2.407324    235,963
   01/01/2011 to 12/31/2011....................................................   2.407324   2.503351     23,802
   01/01/2012 to 12/31/2012....................................................   2.503351   2.734837     27,953
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.477529   1.508250     11,755
   01/01/2005 to 12/31/2005....................................................   1.508250   1.501273     94,387
   01/01/2006 to 12/31/2006....................................................   1.501273   1.531527    429,589
   01/01/2007 to 12/31/2007....................................................   1.531527   1.563940    486,989
   01/01/2008 to 12/31/2008....................................................   1.563940   1.527027    457,154
   01/01/2009 to 12/31/2009....................................................   1.527027   1.560203    422,388
   01/01/2010 to 12/31/2010....................................................   1.560203   1.615731    451,590
   01/01/2011 to 12/31/2011....................................................   1.615731   1.669717    430,621
   01/01/2012 to 12/31/2012....................................................   1.669717   1.688901    404,197
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.511492   1.506758    872,600
   01/01/2004 to 12/31/2004....................................................   1.506758   1.520557    734,336
   01/01/2005 to 12/31/2005....................................................   1.520557   1.516339    612,862
   01/01/2006 to 12/31/2006....................................................   1.516339   1.547792    435,625
   01/01/2007 to 12/31/2007....................................................   1.547792   1.582054    350,705
   01/01/2008 to 12/31/2008....................................................   1.582054   1.546329    214,143
   01/01/2009 to 12/31/2009....................................................   1.546329   1.581526    200,801
   01/01/2010 to 12/31/2010....................................................   1.581526   1.640582    114,160
   01/01/2011 to 12/31/2011....................................................   1.640582   1.695660     47,568
   01/01/2012 to 12/31/2012....................................................   1.695660   1.716802     57,442

                                                             1.85% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006...............................  13.919666   14.543504         0
   01/01/2007 to 12/31/2007...............................  14.543504   14.713646     8,272
   01/01/2008 to 12/31/2008...............................  14.713646   13.060200     9,065
   01/01/2009 to 12/31/2009...............................  13.060200   14.400976     8,144
   01/01/2010 to 12/31/2010...............................  14.400976   15.010546     8,149
   01/01/2011 to 12/31/2011...............................  15.010546   15.596643     8,108
   01/01/2012 to 12/31/2012...............................  15.596643   16.091442     7,542
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003...............................   1.046728    1.573673   229,433
   01/01/2004 to 12/31/2004...............................   1.573673    1.862652   281,903
   01/01/2005 to 12/31/2005...............................   1.862652    2.286502   289,626
   01/01/2006 to 12/31/2006...............................   2.286502    2.777713   390,199
   01/01/2007 to 12/31/2007...............................   2.777713    3.302471   440,551
   01/01/2008 to 12/31/2008...............................   3.302471    1.502876   486,129
   01/01/2009 to 12/31/2009...............................   1.502876    2.373735   356,134
   01/01/2010 to 12/31/2010...............................   2.373735    2.845459   331,377
   01/01/2011 to 12/31/2011...............................   2.845459    2.252959   236,919
   01/01/2012 to 12/31/2012...............................   2.252959    2.606899   164,268
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003...............................   7.493513   10.038856   228,208
   01/01/2004 to 12/31/2004...............................  10.038856   11.058123   293,639
   01/01/2005 to 12/31/2005...............................  11.058123   12.582428   323,888
   01/01/2006 to 12/31/2006...............................  12.582428   13.580625   326,604
   01/01/2007 to 12/31/2007...............................  13.580625   14.938853   290,731
   01/01/2008 to 12/31/2008...............................  14.938853    8.195303   290,585
   01/01/2009 to 12/31/2009...............................   8.195303   11.187819   255,170
   01/01/2010 to 12/31/2010...............................  11.187819   13.002089   221,893
   01/01/2011 to 12/31/2011...............................  13.002089   12.187864   140,479
   01/01/2012 to 12/31/2012...............................  12.187864   14.068350   106,411
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003...............................   6.024627    7.812562   351,918
   01/01/2004 to 12/31/2004...............................   7.812562    8.443427   423,615
   01/01/2005 to 12/31/2005...............................   8.443427    8.750697   418,112
   01/01/2006 to 12/31/2006...............................   8.750697    9.872164   405,532
   01/01/2007 to 12/31/2007...............................   9.872164   10.153346   354,993
   01/01/2008 to 12/31/2008...............................  10.153346    6.178715   308,225
   01/01/2009 to 12/31/2009...............................   6.178715    7.940504   247,087
   01/01/2010 to 12/31/2010...............................   7.940504    8.664092   190,527
   01/01/2011 to 12/31/2011...............................   8.664092    8.329136    74,568
   01/01/2012 to 12/31/2012...............................   8.329136    9.580911    61,232



                                                                        1.95% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 1.95
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.162763   10.471033       137
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.007863    6.985127   139,907
   01/01/2009 to 12/31/2009..........................................   6.985127    8.859160   231,006
   01/01/2010 to 12/31/2010..........................................   8.859160    9.744719   257,815
   01/01/2011 to 12/31/2011..........................................   9.744719    9.353610   233,612
   01/01/2012 to 12/31/2012..........................................   9.353610   10.412958   152,536

                                                                    1.95% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008......................................   9.997863    6.335719         0
   01/01/2009 to 12/31/2009......................................   6.335719    8.328393   149,102
   01/01/2010 to 12/31/2010......................................   8.328393    9.268914    71,460
   01/01/2011 to 12/31/2011......................................   9.268914    8.660039    69,031
   01/01/2012 to 12/31/2012......................................   8.660039    9.864152    64,084
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008......................................  10.017862    7.656315     5,891
   01/01/2009 to 12/31/2009......................................   7.656315    9.265193    22,582
   01/01/2010 to 12/31/2010......................................   9.265193    9.986512    26,607
   01/01/2011 to 12/31/2011......................................   9.986512    9.812803    22,902
   01/01/2012 to 12/31/2012......................................   9.812803   10.665319    19,990
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012......................................  11.090112   11.452990       123
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004......................................   1.100310    1.252352    25,226
   01/01/2005 to 12/31/2005......................................   1.252352    1.444243    83,484
   01/01/2006 to 12/31/2006......................................   1.444243    1.646278   170,794
   01/01/2007 to 12/31/2007......................................   1.646278    1.776867   157,716
   01/01/2008 to 12/31/2008......................................   1.776867    0.971554   133,605
   01/01/2009 to 12/31/2009......................................   0.971554    1.161317    68,362
   01/01/2010 to 12/31/2010......................................   1.161317    1.217045    50,576
   01/01/2011 to 12/31/2011......................................   1.217045    0.953279    46,757
   01/01/2012 to 12/31/2012......................................   0.953279    1.115823    28,725
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   0.873156    1.095183   121,512
   01/01/2004 to 12/31/2004......................................   1.095183    1.267460    98,404
   01/01/2005 to 12/31/2005......................................   1.267460    1.464325   136,770
   01/01/2006 to 12/31/2006......................................   1.464325    1.669638   169,539
   01/01/2007 to 12/31/2007......................................   1.669638    1.804299   134,983
   01/01/2008 to 12/31/2008......................................   1.804299    0.987266   112,080
   01/01/2009 to 12/31/2009......................................   0.987266    1.180843    80,133
   01/01/2010 to 12/31/2010......................................   1.180843    1.239552    64,374
   01/01/2011 to 12/31/2011......................................   1.239552    0.972761    61,599
   01/01/2012 to 12/31/2012......................................   0.972761    1.138887    11,642
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003......................................   1.196133    1.212698   311,544
   01/01/2004 to 12/31/2004......................................   1.212698    1.234931   389,638
   01/01/2005 to 12/31/2005......................................   1.234931    1.233588   486,389
   01/01/2006 to 12/31/2006......................................   1.233588    1.255961   483,023
   01/01/2007 to 12/31/2007......................................   1.255961    1.313615   405,388
   01/01/2008 to 12/31/2008......................................   1.313615    1.360718   298,496
   01/01/2009 to 12/31/2009......................................   1.360718    1.400894   236,253
   01/01/2010 to 12/31/2010......................................   1.400894    1.452061   236,963
   01/01/2011 to 12/31/2011......................................   1.452061    1.527812   200,696
   01/01/2012 to 12/31/2012......................................   1.527812    1.552462   134,389
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................  30.735374   33.952019       306
   01/01/2005 to 12/31/2005......................................  33.952019   36.772052     1,053
   01/01/2006 to 12/31/2006......................................  36.772052   38.396213     3,731
   01/01/2007 to 12/31/2007......................................  38.396213   45.270041    11,617
   01/01/2008 to 12/31/2008......................................  45.270041   24.042822     1,306
   01/01/2009 to 12/31/2009......................................  24.042822   35.146496     3,279
   01/01/2010 to 12/31/2010......................................  35.146496   39.636394       489
   01/01/2011 to 12/31/2011......................................  39.636394   37.611161       548
   01/01/2012 to 12/31/2012......................................  37.611161   40.824614       261

                                                                 1.95% VARIABLE ACCOUNT CHARGE
                                                               ----------------------------------
                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                               BEGINNING OF ENDING OF   END OF
                                                                  PERIOD     PERIOD     PERIOD
                                                               ------------ --------- -----------
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003...................................   3.770053    3.903661   283,566
   01/01/2004 to 12/31/2004...................................   3.903661    3.987792   330,466
   01/01/2005 to 12/31/2005...................................   3.987792    3.995255   350,620
   01/01/2006 to 12/31/2006...................................   3.995255    4.080413   334,297
   01/01/2007 to 12/31/2007...................................   4.080413    4.242165   269,889
   01/01/2008 to 12/31/2008...................................   4.242165    4.007559   211,504
   01/01/2009 to 12/31/2009...................................   4.007559    4.291104   113,500
   01/01/2010 to 12/31/2010...................................   4.291104    4.547818   212,919
   01/01/2011 to 12/31/2011...................................   4.547818    4.741413   140,573
   01/01/2012 to 12/31/2012...................................   4.741413    4.987932   102,458
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................  32.031517   34.434146     1,136
   01/01/2005 to 12/31/2005...................................  34.434146   34.723028     1,173
   01/01/2006 to 12/31/2006...................................  34.723028   37.543447     1,863
   01/01/2007 to 12/31/2007...................................  37.543447   38.882370     7,906
   01/01/2008 to 12/31/2008...................................  38.882370   28.610133     3,344
   01/01/2009 to 12/31/2009...................................  28.610133   32.827763     7,211
   01/01/2010 to 12/31/2010...................................  32.827763   35.192799     4,249
   01/01/2011 to 12/31/2011...................................  35.192799   35.753368     4,789
   01/01/2012 to 12/31/2012...................................  35.753368   39.304486     3,041
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................   9.919064   10.202541       140
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007...................................   6.849636    6.882972    14,014
   01/01/2008 to 12/31/2008...................................   6.882972    4.231445     9,398
   01/01/2009 to 12/31/2009...................................   4.231445    4.946335     5,876
   01/01/2010 to 12/31/2010...................................   4.946335    5.455032     3,226
   01/01/2011 to 12/31/2011...................................   5.455032    5.363552     3,512
   01/01/2012 to 12/31/2012...................................   5.363552    5.964903     2,862
  BlackRock Large Cap Sub-Account
   (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003...................................   4.221542    5.378222    20,661
   01/01/2004 to 12/31/2004...................................   5.378222    5.833040    26,275
   01/01/2005 to 12/31/2005...................................   5.833040    5.910455    26,108
   01/01/2006 to 12/31/2006...................................   5.910455    6.598524    17,751
   01/01/2007 to 04/27/2007...................................   6.598524    6.907681         0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004...................................   1.057386    1.162246    46,958
   01/01/2005 to 12/31/2005...................................   1.162246    1.203210    84,217
   01/01/2006 to 12/31/2006...................................   1.203210    1.405767   149,701
   01/01/2007 to 12/31/2007...................................   1.405767    1.421609   169,332
   01/01/2008 to 12/31/2008...................................   1.421609    0.904612   118,734
   01/01/2009 to 12/31/2009...................................   0.904612    0.985207    78,428
   01/01/2010 to 12/31/2010...................................   0.985207    1.052428    54,406
   01/01/2011 to 12/31/2011...................................   1.052428    1.053301    45,376
   01/01/2012 to 12/31/2012...................................   1.053301    1.177144    37,759
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...................................   0.789497    1.048437   108,521
   01/01/2004 to 12/31/2004...................................   1.048437    1.165102   193,380
   01/01/2005 to 12/31/2005...................................   1.165102    1.207691   183,251
   01/01/2006 to 12/31/2006...................................   1.207691    1.411893   277,510
   01/01/2007 to 12/31/2007...................................   1.411893    1.429781   183,512
   01/01/2008 to 12/31/2008...................................   1.429781    0.910804   148,287
   01/01/2009 to 12/31/2009...................................   0.910804    0.993045   124,060
   01/01/2010 to 12/31/2010...................................   0.993045    1.061554    67,014
   01/01/2011 to 12/31/2011...................................   1.061554    1.063242    57,299
   01/01/2012 to 12/31/2012...................................   1.063242    1.190011    16,157

                                                              1.95% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.201223    2.403197        922
   01/01/2005 to 12/31/2005................................   2.403197    2.516095      9,830
   01/01/2006 to 12/31/2006................................   2.516095    2.563511     23,095
   01/01/2007 to 12/31/2007................................   2.563511    2.977089     63,607
   01/01/2008 to 12/31/2008................................   2.977089    1.848201     69,761
   01/01/2009 to 12/31/2009................................   1.848201    2.474173     29,549
   01/01/2010 to 12/31/2010................................   2.474173    2.898829     39,704
   01/01/2011 to 12/31/2011................................   2.898829    2.582672     44,729
   01/01/2012 to 12/31/2012................................   2.582672    2.888947     32,605
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.205566   16.334444        431
   01/01/2007 to 12/31/2007................................  16.334444   16.613557        429
   01/01/2008 to 12/31/2008................................  16.613557    8.968376        427
   01/01/2009 to 05/01/2009................................   8.968376    9.342196          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.718329    2.273436     95,491
   01/01/2004 to 12/31/2004................................   2.273436    2.421303     73,792
   01/01/2005 to 12/31/2005................................   2.421303    2.537375     66,523
   01/01/2006 to 12/31/2006................................   2.537375    2.587987     59,132
   01/01/2007 to 12/31/2007................................   2.587987    3.008327     38,513
   01/01/2008 to 12/31/2008................................   3.008327    1.869447     40,831
   01/01/2009 to 12/31/2009................................   1.869447    2.504793     29,096
   01/01/2010 to 12/31/2010................................   2.504793    2.938490     29,482
   01/01/2011 to 12/31/2011................................   2.938490    2.620652     23,167
   01/01/2012 to 12/31/2012................................   2.620652    2.934060      4,887
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   1.998162    1.970453    803,996
   01/01/2004 to 12/31/2004................................   1.970453    1.946482  1,200,883
   01/01/2005 to 12/31/2005................................   1.946482    1.959327  1,190,244
   01/01/2006 to 12/31/2006................................   1.959327    2.009047    414,504
   01/01/2007 to 12/31/2007................................   2.009047    2.064890    771,872
   01/01/2008 to 12/31/2008................................   2.064890    2.077539  1,019,356
   01/01/2009 to 12/31/2009................................   2.077539    2.042576    685,901
   01/01/2010 to 12/31/2010................................   2.042576    2.003130    470,728
   01/01/2011 to 12/31/2011................................   2.003130    1.964550    426,605
   01/01/2012 to 12/31/2012................................   1.964550    1.926404    233,295
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998397   12.786410     13,564
   01/01/2005 to 12/31/2005................................  12.786410   14.206292     35,504
   01/01/2006 to 12/31/2006................................  14.206292   19.168944     72,880
   01/01/2007 to 12/31/2007................................  19.168944   15.975954     43,562
   01/01/2008 to 12/31/2008................................  15.975954    9.137518     36,005
   01/01/2009 to 12/31/2009................................   9.137518   12.073639     26,398
   01/01/2010 to 12/31/2010................................  12.073639   13.747791     20,861
   01/01/2011 to 12/31/2011................................  13.747791   12.729591     17,492
   01/01/2012 to 12/31/2012................................  12.729591   15.726764     13,061
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.711526    2.907697     88,526
   01/01/2005 to 12/31/2005................................   2.907697    3.136758    259,133
   01/01/2006 to 12/31/2006................................   3.136758    3.516900    346,664
   01/01/2007 to 12/31/2007................................   3.516900    3.598412    322,390
   01/01/2008 to 12/31/2008................................   3.598412    2.134128    204,081
   01/01/2009 to 12/31/2009................................   2.134128    2.755341    132,395
   01/01/2010 to 12/31/2010................................   2.755341    3.018621    126,417
   01/01/2011 to 12/31/2011................................   3.018621    2.834059    102,872
   01/01/2012 to 12/31/2012................................   2.834059    3.129688     77,919

                                                             1.95% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   2.080839   2.667899    311,863
   01/01/2004 to 12/31/2004...............................   2.667899   2.933903    550,467
   01/01/2005 to 12/31/2005...............................   2.933903   3.169065    587,118
   01/01/2006 to 12/31/2006...............................   3.169065   3.555768    487,070
   01/01/2007 to 12/31/2007...............................   3.555768   3.641262    349,677
   01/01/2008 to 12/31/2008...............................   3.641262   2.161758    290,798
   01/01/2009 to 12/31/2009...............................   2.161758   2.794762    191,715
   01/01/2010 to 12/31/2010...............................   2.794762   3.064699    156,022
   01/01/2011 to 12/31/2011...............................   3.064699   2.880021     80,669
   01/01/2012 to 12/31/2012...............................   2.880021   3.182830     51,971
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.165952   2.434253        512
   01/01/2005 to 12/31/2005...............................   2.434253   2.636417     86,939
   01/01/2006 to 12/31/2006...............................   2.636417   2.887135    142,467
   01/01/2007 to 12/31/2007...............................   2.887135   2.942615    132,913
   01/01/2008 to 12/31/2008...............................   2.942615   1.757271    106,100
   01/01/2009 to 12/31/2009...............................   1.757271   2.093613     37,583
   01/01/2010 to 12/31/2010...............................   2.093613   2.346357     25,854
   01/01/2011 to 12/31/2011...............................   2.346357   2.154216     29,000
   01/01/2012 to 12/31/2012...............................   2.154216   2.439213     22,424
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   1.774666   2.205845     60,867
   01/01/2004 to 12/31/2004...............................   2.205845   2.456510     66,054
   01/01/2005 to 12/31/2005...............................   2.456510   2.662845     69,669
   01/01/2006 to 12/31/2006...............................   2.662845   2.918896     76,496
   01/01/2007 to 12/31/2007...............................   2.918896   2.977908     28,254
   01/01/2008 to 12/31/2008...............................   2.977908   1.780358     21,934
   01/01/2009 to 12/31/2009...............................   1.780358   2.124129     21,902
   01/01/2010 to 12/31/2010...............................   2.124129   2.383037     17,320
   01/01/2011 to 12/31/2011...............................   2.383037   2.189922     18,828
   01/01/2012 to 12/31/2012...............................   2.189922   2.482181      6,525
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................   0.867642   1.161131     17,397
   01/01/2004 to 12/31/2004...............................   1.161131   1.372355    362,991
   01/01/2005 to 12/31/2005...............................   1.372355   1.537545    523,008
   01/01/2006 to 12/31/2006...............................   1.537545   1.942959    569,430
   01/01/2007 to 12/31/2007...............................   1.942959   1.883919    447,398
   01/01/2008 to 12/31/2008...............................   1.883919   1.092099    313,868
   01/01/2009 to 12/31/2009...............................   1.092099   1.660730    399,721
   01/01/2010 to 12/31/2010...............................   1.660730   1.896109    244,712
   01/01/2011 to 12/31/2011...............................   1.896109   1.594456    152,826
   01/01/2012 to 12/31/2012...............................   1.594456   2.020887    136,316
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   0.877835   1.163504          0
   01/01/2004 to 12/31/2004...............................   1.163504   1.377032     17,062
   01/01/2005 to 12/31/2005...............................   1.377032   1.543286     17,209
   01/01/2006 to 12/31/2006...............................   1.543286   1.952280     23,037
   01/01/2007 to 12/31/2007...............................   1.952280   1.895229     23,624
   01/01/2008 to 12/31/2008...............................   1.895229   1.099737     22,300
   01/01/2009 to 12/31/2009...............................   1.099737   1.674551     16,910
   01/01/2010 to 12/31/2010...............................   1.674551   1.913300      4,825
   01/01/2011 to 12/31/2011...............................   1.913300   1.611458          0
   01/01/2012 to 12/31/2012...............................   1.611458   2.042740          0
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................   1.010622   1.044035     59,724

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.841585    1.146127    51,517
   01/01/2004 to 12/31/2004...................................    1.146127    1.196231    92,697
   01/01/2005 to 12/31/2005...................................    1.196231    1.270171    89,617
   01/01/2006 to 12/31/2006...................................    1.270171    1.422380    94,555
   01/01/2007 to 12/31/2007...................................    1.422380    1.549184   181,546
   01/01/2008 to 12/31/2008...................................    1.549184    0.930802   178,943
   01/01/2009 to 12/31/2009...................................    0.930802    1.221543    67,444
   01/01/2010 to 12/31/2010...................................    1.221543    1.511636    66,406
   01/01/2011 to 12/31/2011...................................    1.511636    1.466474    39,155
   01/01/2012 to 12/31/2012...................................    1.466474    1.700175     2,591
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  127.012722  155.237739        21
   01/01/2008 to 12/31/2008...................................  155.237739   88.297185     1,290
   01/01/2009 to 12/31/2009...................................   88.297185  123.701024     2,660
   01/01/2010 to 12/31/2010...................................  123.701024  132.713434       873
   01/01/2011 to 12/31/2011...................................  132.713434  120.335091       852
   01/01/2012 to 12/31/2012...................................  120.335091  144.568361       643
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.395851    0.473769    21,777
   01/01/2006 to 12/31/2006...................................    0.473769    0.476371    21,777
   01/01/2007 to 12/31/2007...................................    0.476371    0.520322    33,159
   01/01/2008 to 12/31/2008...................................    0.520322    0.323761   107,703
   01/01/2009 to 12/31/2009...................................    0.323761    0.443127    49,116
   01/01/2010 to 12/31/2010...................................    0.443127    0.483741    21,745
   01/01/2011 to 12/31/2011...................................    0.483741    0.475470    17,052
   01/01/2012 to 12/31/2012...................................    0.475470    0.538777    50,031
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.765357    8.401066         0
   01/01/2006 to 12/31/2006...................................    8.401066    8.866752     4,921
   01/01/2007 to 12/31/2007...................................    8.866752    9.936998     6,667
   01/01/2008 to 12/31/2008...................................    9.936998    5.267773     7,587
   01/01/2009 to 12/31/2009...................................    5.267773    7.423755     5,740
   01/01/2010 to 12/31/2010...................................    7.423755    7.964587     4,325
   01/01/2011 to 12/31/2011...................................    7.964587    7.703252     4,134
   01/01/2012 to 04/27/2012...................................    7.703252    8.650629         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.413345    0.429943         0
   01/01/2005 to 04/30/2005...................................    0.429943    0.391129         0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005...................................    0.396131    0.474791   130,805
   01/01/2006 to 12/31/2006...................................    0.474791    0.477746    69,883
   01/01/2007 to 12/31/2007...................................    0.477746    0.522552    53,605
   01/01/2008 to 12/31/2008...................................    0.522552    0.325010    31,856
   01/01/2009 to 12/31/2009...................................    0.325010    0.445852    56,001
   01/01/2010 to 12/31/2010...................................    0.445852    0.487274    51,571
   01/01/2011 to 12/31/2011...................................    0.487274    0.479351    41,288
   01/01/2012 to 12/31/2012...................................    0.479351    0.543277         0
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003...................................    0.339806    0.418895   244,394
   01/01/2004 to 12/31/2004...................................    0.418895    0.429955   145,134
   01/01/2005 to 04/30/2005...................................    0.429955    0.395027         0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.012676    1.046073     1,372

                                                                      1.95% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.523633   0.667104    196,256
   01/01/2004 to 12/31/2004........................................   0.667104   0.709405    155,673
   01/01/2005 to 12/31/2005........................................   0.709405   0.790201    164,558
   01/01/2006 to 12/31/2006........................................   0.790201   0.761508    156,670
   01/01/2007 to 12/31/2007........................................   0.761508   0.763649    100,878
   01/01/2008 to 12/31/2008........................................   0.763649   0.456406    151,846
   01/01/2009 to 12/31/2009........................................   0.456406   0.595126    133,470
   01/01/2010 to 12/31/2010........................................   0.595126   0.722471    170,865
   01/01/2011 to 12/31/2011........................................   0.722471   0.731557     80,339
   01/01/2012 to 12/31/2012........................................   0.731557   0.850125     74,156
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   9.000686   9.614354      3,572
   01/01/2007 to 12/31/2007........................................   9.614354   8.870788      3,545
   01/01/2008 to 12/31/2008........................................   8.870788   3.947805      4,190
   01/01/2009 to 12/31/2009........................................   3.947805   5.341592      4,085
   01/01/2010 to 12/31/2010........................................   5.341592   5.622725      4,211
   01/01/2011 to 04/29/2011........................................   5.622725   5.967989          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.603221   0.545189    316,070
   01/01/2012 to 12/31/2012........................................   0.545189   0.633868    223,726
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.907503   0.969747    242,453
   01/01/2007 to 12/31/2007........................................   0.969747   0.895651    217,806
   01/01/2008 to 12/31/2008........................................   0.895651   0.398937    243,992
   01/01/2009 to 12/31/2009........................................   0.398937   0.539751    264,406
   01/01/2010 to 12/31/2010........................................   0.539751   0.568369    264,543
   01/01/2011 to 04/29/2011........................................   0.568369   0.603318          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.216389   2.502291     11,597
   01/01/2005 to 12/31/2005........................................   2.502291   2.617958     25,452
   01/01/2006 to 12/31/2006........................................   2.617958   2.988475     51,117
   01/01/2007 to 12/31/2007........................................   2.988475   3.271123     57,190
   01/01/2008 to 12/31/2008........................................   3.271123   2.051110     51,886
   01/01/2009 to 12/31/2009........................................   2.051110   2.613486     42,928
   01/01/2010 to 12/31/2010........................................   2.613486   3.260448     40,778
   01/01/2011 to 12/31/2011........................................   3.260448   3.208438     39,775
   01/01/2012 to 12/31/2012........................................   3.208438   3.595075     30,620
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003........................................   1.655281   2.212305     69,640
   01/01/2004 to 12/31/2004........................................   2.212305   2.521057     97,412
   01/01/2005 to 12/31/2005........................................   2.521057   2.639934     99,754
   01/01/2006 to 12/31/2006........................................   2.639934   3.016453    103,043
   01/01/2007 to 12/31/2007........................................   3.016453   3.304879     73,758
   01/01/2008 to 12/31/2008........................................   3.304879   2.074362     65,250
   01/01/2009 to 12/31/2009........................................   2.074362   2.645632     63,704
   01/01/2010 to 12/31/2010........................................   2.645632   3.303936     60,110
   01/01/2011 to 12/31/2011........................................   3.303936   3.254531     30,682
   01/01/2012 to 12/31/2012........................................   3.254531   3.650281     13,758

                                                               1.95% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.618513   0.877138    140,671
   01/01/2004 to 12/31/2004.................................   0.877138   0.956041    137,839
   01/01/2005 to 12/31/2005.................................   0.956041   0.978803    161,391
   01/01/2006 to 12/31/2006.................................   0.978803   1.053255    143,973
   01/01/2007 to 12/31/2007.................................   1.053255   1.077369     59,710
   01/01/2008 to 12/31/2008.................................   1.077369   0.620054    101,817
   01/01/2009 to 12/31/2009.................................   0.620054   0.788533     80,695
   01/01/2010 to 12/31/2010.................................   0.788533   1.015732     75,298
   01/01/2011 to 12/31/2011.................................   1.015732   1.023503     74,409
   01/01/2012 to 12/31/2012.................................   1.023503   1.112973     49,630
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.295619   1.514036    405,947
   01/01/2004 to 12/31/2004.................................   1.514036   1.605976    761,359
   01/01/2005 to 12/31/2005.................................   1.605976   1.598569    851,541
   01/01/2006 to 12/31/2006.................................   1.598569   1.711199    819,116
   01/01/2007 to 12/31/2007.................................   1.711199   1.787888    689,961
   01/01/2008 to 12/31/2008.................................   1.787888   1.427095    537,289
   01/01/2009 to 12/31/2009.................................   1.427095   1.914202    472,510
   01/01/2010 to 12/31/2010.................................   1.914202   2.120649    452,490
   01/01/2011 to 12/31/2011.................................   2.120649   2.172529    336,854
   01/01/2012 to 12/31/2012.................................   2.172529   2.406186    244,697
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.351521   2.408451     77,325
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.303133   1.740135    138,714
   01/01/2004 to 12/31/2004.................................   1.740135   2.093150    232,084
   01/01/2005 to 12/31/2005.................................   2.093150   2.297706    387,653
   01/01/2006 to 12/31/2006.................................   2.297706   2.505783    510,618
   01/01/2007 to 12/31/2007.................................   2.505783   2.535528    500,367
   01/01/2008 to 12/31/2008.................................   2.535528   1.305905    371,535
   01/01/2009 to 12/31/2009.................................   1.305905   1.892107    352,225
   01/01/2010 to 12/31/2010.................................   1.892107   2.338972    167,140
   01/01/2011 to 12/31/2011.................................   2.338972   2.140790    146,705
   01/01/2012 to 04/27/2012.................................   2.140790   2.363160          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.835184   3.065371     47,523
   01/01/2005 to 12/31/2005.................................   3.065371   3.298190    107,299
   01/01/2006 to 12/31/2006.................................   3.298190   3.628440    112,133
   01/01/2007 to 12/31/2007.................................   3.628440   3.306251     94,458
   01/01/2008 to 12/31/2008.................................   3.306251   1.746434     49,235
   01/01/2009 to 12/31/2009.................................   1.746434   2.418307     46,595
   01/01/2010 to 12/31/2010.................................   2.418307   2.721688     39,604
   01/01/2011 to 12/31/2011.................................   2.721688   2.842480     36,463
   01/01/2012 to 12/31/2012.................................   2.842480   3.110118     32,707
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.236337   2.904875    231,534
   01/01/2004 to 12/31/2004.................................   2.904875   3.126989    399,387
   01/01/2005 to 12/31/2005.................................   3.126989   3.367724    373,412
   01/01/2006 to 12/31/2006.................................   3.367724   3.708654    283,538
   01/01/2007 to 12/31/2007.................................   3.708654   3.382715    263,238
   01/01/2008 to 12/31/2008.................................   3.382715   1.788597    265,871
   01/01/2009 to 12/31/2009.................................   1.788597   2.479109    215,702
   01/01/2010 to 12/31/2010.................................   2.479109   2.792854    194,283
   01/01/2011 to 12/31/2011.................................   2.792854   2.919751     82,374
   01/01/2012 to 12/31/2012.................................   2.919751   3.197885     41,589

                                                                     1.95% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997863    7.956191         0
   01/01/2009 to 12/31/2009.......................................   7.956191    9.973909     1,530
   01/01/2010 to 12/31/2010.......................................   9.973909   10.937579     5,105
   01/01/2011 to 12/31/2011.......................................  10.937579   10.955740     3,468
   01/01/2012 to 12/31/2012.......................................  10.955740   12.085237     4,968
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987330    9.730711     6,803
   01/01/2012 to 12/31/2012.......................................   9.730711    9.961470         0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997863    6.575142         0
   01/01/2009 to 12/31/2009.......................................   6.575142    8.052751     2,981
   01/01/2010 to 12/31/2010.......................................   8.052751    8.767862     2,981
   01/01/2011 to 12/31/2011.......................................   8.767862    8.551854         0
   01/01/2012 to 12/31/2012.......................................   8.551854    9.552875         0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997863    7.007019    40,583
   01/01/2009 to 12/31/2009.......................................   7.007019    8.833691     8,599
   01/01/2010 to 12/31/2010.......................................   8.833691    9.533465    12,737
   01/01/2011 to 12/31/2011.......................................   9.533465    9.185125    59,097
   01/01/2012 to 12/31/2012.......................................   9.185125   10.459122    54,129
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997863    6.544407         0
   01/01/2009 to 12/31/2009.......................................   6.544407    8.511644         0
   01/01/2010 to 12/31/2010.......................................   8.511644    8.986657         0
   01/01/2011 to 12/31/2011.......................................   8.986657    8.205560         0
   01/01/2012 to 12/31/2012.......................................   8.205560    9.833783         0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.765179   10.039203    23,054
   01/01/2012 to 12/31/2012.......................................  10.039203   11.492516     4,855
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998397   11.109518         0
   01/01/2006 to 12/31/2006.......................................  11.109518   12.601688    22,728
   01/01/2007 to 12/31/2007.......................................  12.601688   12.760958    22,250
   01/01/2008 to 12/31/2008.......................................  12.760958    7.451953    18,359
   01/01/2009 to 12/31/2009.......................................   7.451953    9.609306    28,865
   01/01/2010 to 12/31/2010.......................................   9.609306   10.902521    26,359
   01/01/2011 to 04/29/2011.......................................  10.902521   11.801014         0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.945871   10.368964       140
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998397   10.261789         0
   01/01/2006 to 12/31/2006.......................................  10.261789   10.757677     3,631
   01/01/2007 to 12/31/2007.......................................  10.757677   11.136526     4,194
   01/01/2008 to 12/31/2008.......................................  11.136526    9.349595    93,272
   01/01/2009 to 12/31/2009.......................................   9.349595   11.051068   157,872
   01/01/2010 to 12/31/2010.......................................  11.051068   11.927118   168,579
   01/01/2011 to 12/31/2011.......................................  11.927118   12.077756   158,150
   01/01/2012 to 12/31/2012.......................................  12.077756   12.930487   125,421
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998397   10.478919    30,634
   01/01/2006 to 12/31/2006.......................................  10.478919   11.245445   119,336
   01/01/2007 to 12/31/2007.......................................  11.245445   11.557663   101,275
   01/01/2008 to 12/31/2008.......................................  11.557663    8.886134    83,912
   01/01/2009 to 12/31/2009.......................................   8.886134   10.777905    56,719
   01/01/2010 to 12/31/2010.......................................  10.777905   11.788180    74,593
   01/01/2011 to 12/31/2011.......................................  11.788180   11.682296    58,630
   01/01/2012 to 12/31/2012.......................................  11.682296   12.768557    59,277

                                                            1.95% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------
                                                             AUV AT     AUV AT   ACCUM UNITS
                                                          BEGINNING OF ENDING OF   END OF
                                                             PERIOD     PERIOD     PERIOD
                                                          ------------ --------- -----------
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   0.850343    1.122044   148,295
   01/01/2004 to 12/31/2004..............................   1.122044    1.273295   120,744
   01/01/2005 to 12/31/2005..............................   1.273295    1.398892   241,764
   01/01/2006 to 12/31/2006..............................   1.398892    1.506754   306,319
   01/01/2007 to 12/31/2007..............................   1.506754    1.588560   368,842
   01/01/2008 to 12/31/2008..............................   1.588560    0.991072   296,085
   01/01/2009 to 12/31/2009..............................   0.991072    1.329369   123,685
   01/01/2010 to 12/31/2010..............................   1.329369    1.642620    57,604
   01/01/2011 to 12/31/2011..............................   1.642620    1.575722    52,291
   01/01/2012 to 12/31/2012..............................   1.575722    1.812904    40,205
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998397   10.708874    65,516
   01/01/2006 to 12/31/2006..............................  10.708874   11.746060   250,282
   01/01/2007 to 12/31/2007..............................  11.746060   12.018616   460,702
   01/01/2008 to 12/31/2008..............................  12.018616    8.411104   336,873
   01/01/2009 to 12/31/2009..............................   8.411104   10.437100   252,445
   01/01/2010 to 12/31/2010..............................  10.437100   11.583800   194,255
   01/01/2011 to 12/31/2011..............................  11.583800   11.205055   216,035
   01/01/2012 to 12/31/2012..............................  11.205055   12.442474   144,256
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998397   10.933905   119,105
   01/01/2006 to 12/31/2006..............................  10.933905   12.247775   184,709
   01/01/2007 to 12/31/2007..............................  12.247775   12.472362   326,569
   01/01/2008 to 12/31/2008..............................  12.472362    7.935695   383,923
   01/01/2009 to 12/31/2009..............................   7.935695   10.046670   324,182
   01/01/2010 to 12/31/2010..............................  10.046670   11.301046   300,937
   01/01/2011 to 12/31/2011..............................  11.301046   10.665174   256,468
   01/01/2012 to 12/31/2012..............................  10.665174   12.067344   231,572
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   2.499483    3.134477    96,716
   01/01/2004 to 12/31/2004..............................   3.134477    3.389747   193,189
   01/01/2005 to 12/31/2005..............................   3.389747    3.469943   335,166
   01/01/2006 to 12/31/2006..............................   3.469943    3.919918   304,269
   01/01/2007 to 12/31/2007..............................   3.919918    4.035033   285,909
   01/01/2008 to 12/31/2008..............................   4.035033    2.482513   257,855
   01/01/2009 to 12/31/2009..............................   2.482513    3.065628   190,850
   01/01/2010 to 12/31/2010..............................   3.065628    3.442111   130,188
   01/01/2011 to 12/31/2011..............................   3.442111    3.430978    96,140
   01/01/2012 to 12/31/2012..............................   3.430978    3.883471    48,784
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................   7.481164    8.262964       215
   01/01/2005 to 12/31/2005..............................   8.262964    8.663158     2,936
   01/01/2006 to 04/30/2006..............................   8.663158    9.038131     3,418
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................   0.639359    0.761825     8,586
   01/01/2004 to 12/31/2004..............................   0.761825    0.831330   160,731
   01/01/2005 to 12/31/2005..............................   0.831330    0.873322   171,139
   01/01/2006 to 04/30/2006..............................   0.873322    0.911419         0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..............................   0.641647    0.779763    66,762
   01/01/2004 to 04/30/2004..............................   0.779763    0.792445    74,364

                                                                        1.95% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.729778   0.945026    101,377
   01/01/2004 to 12/31/2004..........................................   0.945026   1.107999    143,409
   01/01/2005 to 12/31/2005..........................................   1.107999   1.265120    194,392
   01/01/2006 to 12/31/2006..........................................   1.265120   1.570349    335,760
   01/01/2007 to 12/31/2007..........................................   1.570349   1.744527    337,842
   01/01/2008 to 12/31/2008..........................................   1.744527   0.985964    329,327
   01/01/2009 to 12/31/2009..........................................   0.985964   1.272141    203,523
   01/01/2010 to 12/31/2010..........................................   1.272141   1.389876    162,371
   01/01/2011 to 12/31/2011..........................................   1.389876   1.217036    138,370
   01/01/2012 to 12/31/2012..........................................   1.217036   1.392811    100,436
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.348043   3.627233    525,031
   01/01/2005 to 12/31/2005..........................................   3.627233   3.658797    174,883
   01/01/2006 to 12/31/2006..........................................   3.658797   4.016546    189,803
   01/01/2007 to 12/31/2007..........................................   4.016546   4.100743    149,327
   01/01/2008 to 12/31/2008..........................................   4.100743   3.122615    113,449
   01/01/2009 to 12/31/2009..........................................   3.122615   3.622835     90,307
   01/01/2010 to 12/31/2010..........................................   3.622835   3.901015     66,636
   01/01/2011 to 12/31/2011..........................................   3.901015   3.908441     50,517
   01/01/2012 to 12/31/2012..........................................   3.908441   4.265989     44,348
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.197402   1.404814    261,686
   01/01/2004 to 04/30/2004..........................................   1.404814   1.390032    607,241
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.177387   1.265937     57,797
   01/01/2005 to 12/31/2005..........................................   1.265937   1.221069    103,536
   01/01/2006 to 12/31/2006..........................................   1.221069   1.411175    191,084
   01/01/2007 to 12/31/2007..........................................   1.411175   1.328061    184,399
   01/01/2008 to 12/31/2008..........................................   1.328061   0.863398    173,875
   01/01/2009 to 12/31/2009..........................................   0.863398   1.021020    165,568
   01/01/2010 to 12/31/2010..........................................   1.021020   1.113253    128,192
   01/01/2011 to 12/31/2011..........................................   1.113253   1.098775    113,608
   01/01/2012 to 12/31/2012..........................................   1.098775   1.253275     72,450
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.949257   1.166833    124,213
   01/01/2004 to 12/31/2004..........................................   1.166833   1.273436    158,817
   01/01/2005 to 12/31/2005..........................................   1.273436   1.229648    121,532
   01/01/2006 to 12/31/2006..........................................   1.229648   1.422232    121,176
   01/01/2007 to 12/31/2007..........................................   1.422232   1.339827    109,554
   01/01/2008 to 12/31/2008..........................................   1.339827   0.872258     95,321
   01/01/2009 to 12/31/2009..........................................   0.872258   1.032232     90,384
   01/01/2010 to 12/31/2010..........................................   1.032232   1.126228     79,498
   01/01/2011 to 12/31/2011..........................................   1.126228   1.113424     38,909
   01/01/2012 to 12/31/2012..........................................   1.113424   1.270803     18,165
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.960092   1.188010     21,850
   01/01/2004 to 12/31/2004..........................................   1.188010   1.332796     48,192
   01/01/2005 to 12/31/2005..........................................   1.332796   1.412470     37,164
   01/01/2006 to 12/31/2006..........................................   1.412470   1.588558     44,541
   01/01/2007 to 12/31/2007..........................................   1.588558   1.515493     63,014
   01/01/2008 to 12/31/2008..........................................   1.515493   0.916923     59,026
   01/01/2009 to 12/31/2009..........................................   0.916923   1.229783     46,028
   01/01/2010 to 12/31/2010..........................................   1.229783   1.481743     39,807
   01/01/2011 to 12/31/2011..........................................   1.481743   1.376512     38,025
   01/01/2012 to 12/31/2012..........................................   1.376512   1.421136     18,637

                                                                                      1.95% VARIABLE ACCOUNT CHARGE
                                                                                    ----------------------------------
                                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                                    BEGINNING OF ENDING OF   END OF
                                                                                       PERIOD     PERIOD     PERIOD
                                                                                    ------------ --------- -----------
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003........................................................   0.683168   0.919223     83,836
   01/01/2004 to 12/31/2004........................................................   0.919223   1.075152    263,650
   01/01/2005 to 12/31/2005........................................................   1.075152   1.190811    449,763
   01/01/2006 to 12/31/2006........................................................   1.190811   1.465061    599,910
   01/01/2007 to 12/31/2007........................................................   1.465061   1.587756    563,321
   01/01/2008 to 12/31/2008........................................................   1.587756   0.899939    482,514
   01/01/2009 to 12/31/2009........................................................   0.899939   1.132218    274,579
   01/01/2010 to 12/31/2010........................................................   1.132218   1.198231    220,468
   01/01/2011 to 12/31/2011........................................................   1.198231   1.026483    233,761
   01/01/2012 to 12/31/2012........................................................   1.026483   1.187989    175,241
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........................................................   1.197385   1.385601     63,610
   01/01/2011 to 12/31/2011........................................................   1.385601   1.264831     73,184
   01/01/2012 to 12/31/2012........................................................   1.264831   1.355400     27,096
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003........................................................   0.807382   1.125050     38,408
   01/01/2004 to 04/30/2004........................................................   1.125050   1.112852    104,433
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap
   Sub-Account))
   01/01/2003 to 12/31/2003........................................................   1.047409   1.379275     28,005
   01/01/2004 to 12/31/2004........................................................   1.379275   1.580170     62,363
   01/01/2005 to 12/31/2005........................................................   1.580170   1.653004     44,664
   01/01/2006 to 12/31/2006........................................................   1.653004   1.808545     62,688
   01/01/2007 to 12/31/2007........................................................   1.808545   1.917269     57,272
   01/01/2008 to 12/31/2008........................................................   1.917269   0.837909     59,112
   01/01/2009 to 12/31/2009........................................................   0.837909   1.097272     56,197
   01/01/2010 to 04/30/2010........................................................   1.097272   1.185442          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................   1.577550   1.768335     54,367
   01/01/2005 to 12/31/2005........................................................   1.768335   1.802092    144,908
   01/01/2006 to 12/31/2006........................................................   1.802092   2.057989    169,414
   01/01/2007 to 12/31/2007........................................................   2.057989   1.943529    141,021
   01/01/2008 to 12/31/2008........................................................   1.943529   1.171043    103,455
   01/01/2009 to 12/31/2009........................................................   1.171043   1.295815     75,879
   01/01/2010 to 12/31/2010........................................................   1.295815   1.542019     68,246
   01/01/2011 to 12/31/2011........................................................   1.542019   1.595580     63,148
   01/01/2012 to 12/31/2012........................................................   1.595580   1.717210     47,664
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................................   1.067631   1.569640    433,017
   01/01/2004 to 12/31/2004........................................................   1.569640   1.772705    572,874
   01/01/2005 to 12/31/2005........................................................   1.772705   1.807355    481,003
   01/01/2006 to 12/31/2006........................................................   1.807355   2.067528    403,558
   01/01/2007 to 12/31/2007........................................................   2.067528   1.954857    343,693
   01/01/2008 to 12/31/2008........................................................   1.954857   1.178912    288,235
   01/01/2009 to 12/31/2009........................................................   1.178912   1.305527    168,487
   01/01/2010 to 12/31/2010........................................................   1.305527   1.554993    136,802
   01/01/2011 to 12/31/2011........................................................   1.554993   1.609794     96,816
   01/01/2012 to 12/31/2012........................................................   1.609794   1.734851     55,561

                                                   1.95% VARIABLE ACCOUNT CHARGE
                                                 ----------------------------------
                                                    AUV AT     AUV AT   ACCUM UNITS
                                                 BEGINNING OF ENDING OF   END OF
                                                    PERIOD     PERIOD     PERIOD
                                                 ------------ --------- -----------
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005.....................   7.765357    8.401066          0
   01/01/2006 to 12/31/2006.....................   8.401066    8.866752      4,921
   01/01/2007 to 12/31/2007.....................   8.866752    9.936998      6,667
   01/01/2008 to 12/31/2008.....................   9.936998    5.267773      7,587
   01/01/2009 to 12/31/2009.....................   5.267773    7.423755      5,740
   01/01/2010 to 12/31/2010.....................   7.423755    7.964587      4,325
   01/01/2011 to 12/31/2011.....................   7.964587    7.703252      4,134
   01/01/2012 to 12/31/2012.....................   7.703252    8.650629          0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004.....................  12.259526   14.090257          0
   01/01/2005 to 12/31/2005.....................  14.090257   16.027126        326
   01/01/2006 to 12/31/2006.....................  16.027126   18.288645      2,558
   01/01/2007 to 12/31/2007.....................  18.288645   19.056539      7,347
   01/01/2008 to 12/31/2008.....................  19.056539   11.107987      3,684
   01/01/2009 to 12/31/2009.....................  11.107987   15.229231      2,667
   01/01/2010 to 12/31/2010.....................  15.229231   17.314082      8,735
   01/01/2011 to 12/31/2011.....................  17.314082   15.553043     18,936
   01/01/2012 to 12/31/2012.....................  15.553043   18.480728     20,492
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006.....................  10.815353   10.881304      1,811
   01/01/2007 to 12/31/2007.....................  10.881304   11.822230     10,279
   01/01/2008 to 12/31/2008.....................  11.822230   10.794602     39,361
   01/01/2009 to 12/31/2009.....................  10.794602   12.496882     85,562
   01/01/2010 to 12/31/2010.....................  12.496882   13.206763     82,427
   01/01/2011 to 12/31/2011.....................  13.206763   14.395452     71,090
   01/01/2012 to 12/31/2012.....................  14.395452   15.405078     46,472
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003.....................   1.123949    1.149700  1,012,550
   01/01/2004 to 12/31/2004.....................   1.149700    1.183594  1,115,374
   01/01/2005 to 12/31/2005.....................   1.183594    1.186889  1,197,306
   01/01/2006 to 12/31/2006.....................   1.186889    1.216618  1,143,591
   01/01/2007 to 12/31/2007.....................   1.216618    1.283246  1,050,257
   01/01/2008 to 12/31/2008.....................   1.283246    1.263558    794,765
   01/01/2009 to 12/31/2009.....................   1.263558    1.462570    954,460
   01/01/2010 to 12/31/2010.....................   1.462570    1.551524  1,029,498
   01/01/2011 to 12/31/2011.....................   1.551524    1.569872    875,074
   01/01/2012 to 12/31/2012.....................   1.569872    1.682119    784,752
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012.....................  10.713017   10.838579        878
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003.....................   0.293005    0.452785    198,811
   01/01/2004 to 12/31/2004.....................   0.452785    0.424869    327,498
   01/01/2005 to 12/31/2005.....................   0.424869    0.462589    434,081
   01/01/2006 to 12/31/2006.....................   0.462589    0.477935    324,315
   01/01/2007 to 12/31/2007.....................   0.477935    0.616401    221,339
   01/01/2008 to 12/31/2008.....................   0.616401    0.335760    222,215
   01/01/2009 to 12/31/2009.....................   0.335760    0.523469    347,410
   01/01/2010 to 12/31/2010.....................   0.523469    0.655522    177,277
   01/01/2011 to 12/31/2011.....................   0.655522    0.579272    158,763
   01/01/2012 to 12/31/2012.....................   0.579272    0.636863    130,346

                                                 1.95% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.906299    1.295122   113,352
   01/01/2004 to 12/31/2004...................   1.295122    1.491071   169,809
   01/01/2005 to 12/31/2005...................   1.491071    1.525247   159,237
   01/01/2006 to 12/31/2006...................   1.525247    1.758852   223,695
   01/01/2007 to 12/31/2007...................   1.758852    1.695299   182,743
   01/01/2008 to 12/31/2008...................   1.695299    1.102669   161,413
   01/01/2009 to 12/31/2009...................   1.102669    1.358861   144,594
   01/01/2010 to 12/31/2010...................   1.358861    1.686833   100,917
   01/01/2011 to 12/31/2011...................   1.686833    1.583397    89,105
   01/01/2012 to 12/31/2012...................   1.583397    1.801900    78,176
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010654    1.064118     1,355
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.479788   11.084714     2,476
   01/01/2007 to 12/31/2007...................  11.084714   11.456350     2,688
   01/01/2008 to 12/31/2008...................  11.456350    8.419062     2,165
   01/01/2009 to 12/31/2009...................   8.419062   10.311289    40,463
   01/01/2010 to 12/31/2010...................  10.311289   11.349896    41,882
   01/01/2011 to 12/31/2011...................  11.349896   11.249280     3,079
   01/01/2012 to 12/31/2012...................  11.249280   12.447923     3,037
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.670054   11.337781         0
   01/01/2007 to 12/31/2007...................  11.337781   11.742351       394
   01/01/2008 to 12/31/2008...................  11.742351    7.718578       746
   01/01/2009 to 12/31/2009...................   7.718578    9.772188       393
   01/01/2010 to 12/31/2010...................   9.772188   10.940038    60,688
   01/01/2011 to 12/31/2011...................  10.940038   10.500759    57,929
   01/01/2012 to 12/31/2012...................  10.500759   11.844850    55,527
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.083503    1.169830    17,481
   01/01/2005 to 12/31/2005...................   1.169830    1.219899    36,035
   01/01/2006 to 12/31/2006...................   1.219899    1.350528   136,717
   01/01/2007 to 12/31/2007...................   1.350528    1.445504   231,951
   01/01/2008 to 12/31/2008...................   1.445504    0.822106   193,852
   01/01/2009 to 12/31/2009...................   0.822106    1.153211   417,587
   01/01/2010 to 12/31/2010...................   1.153211    1.320318   237,832
   01/01/2011 to 12/31/2011...................   1.320318    1.277583   218,517
   01/01/2012 to 12/31/2012...................   1.277583    1.486743   174,323
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003...................   0.449852    0.602810   624,371
   01/01/2004 to 12/31/2004...................   0.602810    0.696503   857,272
   01/01/2005 to 12/31/2005...................   0.696503    0.783007   857,147
   01/01/2006 to 12/31/2006...................   0.783007    0.815261   877,594
   01/01/2007 to 12/31/2007...................   0.815261    0.940438   813,294
   01/01/2008 to 12/31/2008...................   0.940438    0.555637   590,505
   01/01/2009 to 12/31/2009...................   0.555637    0.792689   297,921
   01/01/2010 to 12/31/2010...................   0.792689    0.992600   300,241
   01/01/2011 to 12/31/2011...................   0.992600    0.957430   219,906
   01/01/2012 to 12/31/2012...................   0.957430    1.067308   194,199
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.190237    1.264309    24,891
   01/01/2005 to 12/31/2005...................   1.264309    1.372832    28,765
   01/01/2006 to 12/31/2006...................   1.372832    1.395240    40,947
   01/01/2007 to 12/31/2007...................   1.395240    1.498575    54,706
   01/01/2008 to 12/31/2008...................   1.498575    0.935825    42,217
   01/01/2009 to 12/31/2009...................   0.935825    1.272327    39,812
   01/01/2010 to 12/31/2010...................   1.272327    1.680292    43,045
   01/01/2011 to 12/31/2011...................   1.680292    1.671754    39,034
   01/01/2012 to 12/31/2012...................   1.671754    1.900104    45,038

                                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.770673    1.870319    52,991
   01/01/2005 to 12/31/2005....................................................   1.870319    1.881289   166,706
   01/01/2006 to 12/31/2006....................................................   1.881289    1.934086   226,759
   01/01/2007 to 12/31/2007....................................................   1.934086    1.966784   212,004
   01/01/2008 to 12/31/2008....................................................   1.966784    1.635089   170,913
   01/01/2009 to 12/31/2009....................................................   1.635089    2.114941   244,315
   01/01/2010 to 12/31/2010....................................................   2.114941    2.332448   237,077
   01/01/2011 to 12/31/2011....................................................   2.332448    2.421003   193,018
   01/01/2012 to 12/31/2012....................................................   2.421003    2.642122   221,994
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.638059    1.807173   420,899
   01/01/2004 to 12/31/2004....................................................   1.807173    1.886965   620,532
   01/01/2005 to 12/31/2005....................................................   1.886965    1.900076   633,408
   01/01/2006 to 12/31/2006....................................................   1.900076    1.953952   557,480
   01/01/2007 to 12/31/2007....................................................   1.953952    1.990523   539,022
   01/01/2008 to 12/31/2008....................................................   1.990523    1.656953   410,772
   01/01/2009 to 12/31/2009....................................................   1.656953    2.144576   319,961
   01/01/2010 to 12/31/2010....................................................   2.144576    2.368668   311,378
   01/01/2011 to 12/31/2011....................................................   2.368668    2.460698   191,476
   01/01/2012 to 12/31/2012....................................................   2.460698    2.685539    91,362
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.463541    1.492981     7,193
   01/01/2005 to 12/31/2005....................................................   1.492981    1.484593   114,390
   01/01/2006 to 12/31/2006....................................................   1.484593    1.513002    86,982
   01/01/2007 to 12/31/2007....................................................   1.513002    1.543470    77,834
   01/01/2008 to 12/31/2008....................................................   1.543470    1.505529    62,835
   01/01/2009 to 12/31/2009....................................................   1.505529    1.536701    93,193
   01/01/2010 to 12/31/2010....................................................   1.536701    1.589802   148,707
   01/01/2011 to 12/31/2011....................................................   1.589802    1.641284   129,191
   01/01/2012 to 12/31/2012....................................................   1.641284    1.658474    80,008
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.499178    1.492986   464,934
   01/01/2004 to 12/31/2004....................................................   1.492986    1.505148   548,668
   01/01/2005 to 12/31/2005....................................................   1.505148    1.499477   538,925
   01/01/2006 to 12/31/2006....................................................   1.499477    1.529055   487,737
   01/01/2007 to 12/31/2007....................................................   1.529055    1.561331   394,486
   01/01/2008 to 12/31/2008....................................................   1.561331    1.524545   288,842
   01/01/2009 to 12/31/2009....................................................   1.524545    1.557687   251,273
   01/01/2010 to 12/31/2010....................................................   1.557687    1.614239   240,917
   01/01/2011 to 12/31/2011....................................................   1.614239    1.666769   179,452
   01/01/2012 to 12/31/2012....................................................   1.666769    1.685855    36,943
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006....................................................  13.794839   14.403530     9,302
   01/01/2007 to 12/31/2007....................................................  14.403530   14.557391    21,975
   01/01/2008 to 12/31/2008....................................................  14.557391   12.908549    16,542
   01/01/2009 to 12/31/2009....................................................  12.908549   14.219535    13,635
   01/01/2010 to 12/31/2010....................................................  14.219535   14.806615     9,634
   01/01/2011 to 12/31/2011....................................................  14.806615   15.369418     8,048
   01/01/2012 to 12/31/2012....................................................  15.369418   15.841075     7,340

                                                             1.95% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003...............................   1.041846    1.564764   118,628
   01/01/2004 to 12/31/2004...............................   1.564764    1.850253   216,798
   01/01/2005 to 12/31/2005...............................   1.850253    2.269019   373,694
   01/01/2006 to 12/31/2006...............................   2.269019    2.753726   531,915
   01/01/2007 to 12/31/2007...............................   2.753726    3.270664   547,658
   01/01/2008 to 12/31/2008...............................   3.270664    1.486904   477,846
   01/01/2009 to 12/31/2009...............................   1.486904    2.346163   511,255
   01/01/2010 to 12/31/2010...............................   2.346163    2.809600   328,004
   01/01/2011 to 12/31/2011...............................   2.809600    2.222344   311,667
   01/01/2012 to 12/31/2012...............................   2.222344    2.568892   185,910
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003...............................   7.353160    9.841006   180,121
   01/01/2004 to 12/31/2004...............................   9.841006   10.829321   250,582
   01/01/2005 to 12/31/2005...............................  10.829321   12.309813   278,813
   01/01/2006 to 12/31/2006...............................  12.309813   13.273138   286,635
   01/01/2007 to 12/31/2007...............................  13.273138   14.585937   247,843
   01/01/2008 to 12/31/2008...............................  14.585937    7.993652   187,862
   01/01/2009 to 12/31/2009...............................   7.993652   10.901629   140,779
   01/01/2010 to 12/31/2010...............................  10.901629   12.656838   122,691
   01/01/2011 to 12/31/2011...............................  12.656838   11.852397   100,050
   01/01/2012 to 12/31/2012...............................  11.852397   13.667384    64,311
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003...............................   5.911793    7.658592   191,525
   01/01/2004 to 12/31/2004...............................   7.658592    8.268729   306,459
   01/01/2005 to 12/31/2005...............................   8.268729    8.561100   346,257
   01/01/2006 to 12/31/2006...............................   8.561100    9.648645   371,609
   01/01/2007 to 12/31/2007...............................   9.648645    9.913486   347,736
   01/01/2008 to 12/31/2008...............................   9.913486    6.026688   303,558
   01/01/2009 to 12/31/2009...............................   6.026688    7.737387   209,507
   01/01/2010 to 12/31/2010...............................   7.737387    8.434034   167,492
   01/01/2011 to 12/31/2011...............................   8.434034    8.099883   108,203
   01/01/2012 to 12/31/2012...............................   8.099883    9.307846    78,633



                                                                        2.00% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 2.00
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.157640   10.462244      0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.007808    6.982719      0
   01/01/2009 to 12/31/2009..........................................   6.982719    8.851680      0
   01/01/2010 to 12/31/2010..........................................   8.851680    9.731627      0
   01/01/2011 to 12/31/2011..........................................   9.731627    9.336384      0
   01/01/2012 to 12/31/2012..........................................   9.336384   10.388559      0
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.997808    6.333533      0
   01/01/2009 to 12/31/2009..........................................   6.333533    8.321358      0
   01/01/2010 to 12/31/2010..........................................   8.321358    9.256460      0
   01/01/2011 to 12/31/2011..........................................   9.256460    8.644087      0
   01/01/2012 to 12/31/2012..........................................   8.644087    9.841035      0

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008......................................  10.017807    7.653677      0
   01/01/2009 to 12/31/2009......................................   7.653677    9.257373      0
   01/01/2010 to 12/31/2010......................................   9.257373    9.973098      0
   01/01/2011 to 12/31/2011......................................   9.973098    9.794734      0
   01/01/2012 to 12/31/2012......................................   9.794734   10.640332      0
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012......................................  11.084374   11.443224      0
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004......................................   1.093169    1.243813      0
   01/01/2005 to 12/31/2005......................................   1.243813    1.433681      0
   01/01/2006 to 12/31/2006......................................   1.433681    1.633423      0
   01/01/2007 to 12/31/2007......................................   1.633423    1.762107      0
   01/01/2008 to 12/31/2008......................................   1.762107    0.962999      0
   01/01/2009 to 12/31/2009......................................   0.962999    1.150516      0
   01/01/2010 to 12/31/2010......................................   1.150516    1.205123      0
   01/01/2011 to 12/31/2011......................................   1.205123    0.943469      0
   01/01/2012 to 12/31/2012......................................   0.943469    1.103787      0
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   0.868076    1.088260      0
   01/01/2004 to 12/31/2004......................................   1.088260    1.258817      0
   01/01/2005 to 12/31/2005......................................   1.258817    1.453615      0
   01/01/2006 to 12/31/2006......................................   1.453615    1.656600      0
   01/01/2007 to 12/31/2007......................................   1.656600    1.789310      0
   01/01/2008 to 12/31/2008......................................   1.789310    0.978572      0
   01/01/2009 to 12/31/2009......................................   0.978572    1.169859      0
   01/01/2010 to 12/31/2010......................................   1.169859    1.227409      0
   01/01/2011 to 12/31/2011......................................   1.227409    0.962750      0
   01/01/2012 to 12/31/2012......................................   0.962750    1.126601      0
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003......................................   1.193659    1.209580      0
   01/01/2004 to 12/31/2004......................................   1.209580    1.231139      0
   01/01/2005 to 12/31/2005......................................   1.231139    1.229186      0
   01/01/2006 to 12/31/2006......................................   1.229186    1.250855      0
   01/01/2007 to 12/31/2007......................................   1.250855    1.307618      0
   01/01/2008 to 12/31/2008......................................   1.307618    1.353827      0
   01/01/2009 to 12/31/2009......................................   1.353827    1.393103      0
   01/01/2010 to 12/31/2010......................................   1.393103    1.443264      0
   01/01/2011 to 12/31/2011......................................   1.443264    1.517799      0
   01/01/2012 to 12/31/2012......................................   1.517799    1.541512      0
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................  30.490081   33.669887      0
   01/01/2005 to 12/31/2005......................................  33.669887   36.448314      0
   01/01/2006 to 12/31/2006......................................  36.448314   38.039193      0
   01/01/2007 to 12/31/2007......................................  38.039193   44.826570      0
   01/01/2008 to 12/31/2008......................................  44.826570   23.795319      0
   01/01/2009 to 12/31/2009......................................  23.795319   34.767305      0
   01/01/2010 to 12/31/2010......................................  34.767305   39.189179      0
   01/01/2011 to 12/31/2011......................................  39.189179   37.168235      0
   01/01/2012 to 12/31/2012......................................  37.168235   40.323570      0

                                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                                                 ----------------------------------
                                                                                    AUV AT     AUV AT   ACCUM UNITS
                                                                                 BEGINNING OF ENDING OF   END OF
                                                                                    PERIOD     PERIOD     PERIOD
                                                                                 ------------ --------- -----------
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003.....................................................   3.733737    3.864128   21,027
   01/01/2004 to 12/31/2004.....................................................   3.864128    3.945428   19,377
   01/01/2005 to 12/31/2005.....................................................   3.945428    3.950841   22,229
   01/01/2006 to 12/31/2006.....................................................   3.950841    4.033040   17,755
   01/01/2007 to 12/31/2007.....................................................   4.033040    4.190808    6,337
   01/01/2008 to 12/31/2008.....................................................   4.190808    3.957057    5,323
   01/01/2009 to 12/31/2009.....................................................   3.957057    4.234912    5,822
   01/01/2010 to 12/31/2010.....................................................   4.234912    4.486020    7,773
   01/01/2011 to 12/31/2011.....................................................   4.486020    4.674654    5,473
   01/01/2012 to 12/31/2012.....................................................   4.674654    4.915231    5,674
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................  31.747219   34.117212        0
   01/01/2005 to 12/31/2005.....................................................  34.117212   34.386285        0
   01/01/2006 to 12/31/2006.....................................................  34.386285   37.160821        0
   01/01/2007 to 12/31/2007.....................................................  37.160821   38.466755        0
   01/01/2008 to 12/31/2008.....................................................  38.466755   28.290109        0
   01/01/2009 to 12/31/2009.....................................................  28.290109   32.444336        0
   01/01/2010 to 12/31/2010.....................................................  32.444336   34.764372        0
   01/01/2011 to 12/31/2011.....................................................  34.764372   35.300502        0
   01/01/2012 to 12/31/2012.....................................................  35.300502   38.787142        0
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012.....................................................   9.914063   10.193976        0
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007.....................................................   6.768414    6.799072        0
   01/01/2008 to 12/31/2008.....................................................   6.799072    4.177765        0
   01/01/2009 to 12/31/2009.....................................................   4.177765    4.881145        0
   01/01/2010 to 12/31/2010.....................................................   4.881145    5.380449        0
   01/01/2011 to 12/31/2011.....................................................   5.380449    5.287579        0
   01/01/2012 to 12/31/2012.....................................................   5.287579    5.877458        0
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003.....................................................   4.180522    5.323306        0
   01/01/2004 to 12/31/2004.....................................................   5.323306    5.770587        0
   01/01/2005 to 12/31/2005.....................................................   5.770587    5.844259        0
   01/01/2006 to 12/31/2006.....................................................   5.844259    6.521369        0
   01/01/2007 to 04/27/2007.....................................................   6.521369    6.825799        0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................   1.056325    1.160695        0
   01/01/2005 to 12/31/2005.....................................................   1.160695    1.201005        0
   01/01/2006 to 12/31/2006.....................................................   1.201005    1.402492        0
   01/01/2007 to 12/31/2007.....................................................   1.402492    1.417584        0
   01/01/2008 to 12/31/2008.....................................................   1.417584    0.901598        0
   01/01/2009 to 12/31/2009.....................................................   0.901598    0.981432        0
   01/01/2010 to 12/31/2010.....................................................   0.981432    1.047872        0
   01/01/2011 to 12/31/2011.....................................................   1.047872    1.048219        0
   01/01/2012 to 12/31/2012.....................................................   1.048219    1.170875        0
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.....................................................   0.789233    1.047551   18,024
   01/01/2004 to 12/31/2004.....................................................   1.047551    1.163534   16,889
   01/01/2005 to 12/31/2005.....................................................   1.163534    1.205466   16,830
   01/01/2006 to 12/31/2006.....................................................   1.205466    1.408589   16,224
   01/01/2007 to 12/31/2007.....................................................   1.408589    1.425718   15,153
   01/01/2008 to 12/31/2008.....................................................   1.425718    0.907759   20,025
   01/01/2009 to 12/31/2009.....................................................   0.907759    0.989230   19,447
   01/01/2010 to 12/31/2010.....................................................   0.989230    1.056947   18,839
   01/01/2011 to 12/31/2011.....................................................   1.056947    1.058101   18,744
   01/01/2012 to 12/31/2012.....................................................   1.058101    1.183661   17,546

                                                              2.00% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.190778    2.391001        0
   01/01/2005 to 12/31/2005................................   2.391001    2.502078        0
   01/01/2006 to 12/31/2006................................   2.502078    2.547958        0
   01/01/2007 to 12/31/2007................................   2.547958    2.957541        0
   01/01/2008 to 12/31/2008................................   2.957541    1.835142        0
   01/01/2009 to 12/31/2009................................   1.835142    2.455463        0
   01/01/2010 to 12/31/2010................................   2.455463    2.875472        0
   01/01/2011 to 12/31/2011................................   2.875472    2.560584        0
   01/01/2012 to 12/31/2012................................   2.560584    2.862800        0
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.127362   16.250227        0
   01/01/2007 to 12/31/2007................................  16.250227   16.519591        0
   01/01/2008 to 12/31/2008................................  16.519591    8.913166        0
   01/01/2009 to 05/01/2009................................   8.913166    9.283139        0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.711329    2.263043        0
   01/01/2004 to 12/31/2004................................   2.263043    2.409027        0
   01/01/2005 to 12/31/2005................................   2.409027    2.523252        0
   01/01/2006 to 12/31/2006................................   2.523252    2.572298        0
   01/01/2007 to 12/31/2007................................   2.572298    2.988588        0
   01/01/2008 to 12/31/2008................................   2.988588    1.856247        0
   01/01/2009 to 12/31/2009................................   1.856247    2.485864        0
   01/01/2010 to 12/31/2010................................   2.485864    2.914828        0
   01/01/2011 to 12/31/2011................................   2.914828    2.598252        0
   01/01/2012 to 12/31/2012................................   2.598252    2.907519        0
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   1.978926    1.950508    9,680
   01/01/2004 to 12/31/2004................................   1.950508    1.925813   36,414
   01/01/2005 to 12/31/2005................................   1.925813    1.937556   10,168
   01/01/2006 to 12/31/2006................................   1.937556    1.985733   10,260
   01/01/2007 to 12/31/2007................................   1.985733    2.039902   10,594
   01/01/2008 to 12/31/2008................................   2.039902    2.051369    8,861
   01/01/2009 to 12/31/2009................................   2.051369    2.015839    9,543
   01/01/2010 to 12/31/2010................................   2.015839    1.975920   10,077
   01/01/2011 to 12/31/2011................................   1.975920    1.936898   10,026
   01/01/2012 to 12/31/2012................................   1.936898    1.898334   10,940
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998356   12.782124        0
   01/01/2005 to 12/31/2005................................  12.782124   14.194452        0
   01/01/2006 to 12/31/2006................................  14.194452   19.143432      888
   01/01/2007 to 12/31/2007................................  19.143432   15.946665    4,086
   01/01/2008 to 12/31/2008................................  15.946665    9.116178    4,684
   01/01/2009 to 12/31/2009................................   9.116178   12.039417    4,498
   01/01/2010 to 12/31/2010................................  12.039417   13.701981    2,190
   01/01/2011 to 12/31/2011................................  13.701981   12.680842      862
   01/01/2012 to 12/31/2012................................  12.680842   15.658666      856
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.698663    2.892945        0
   01/01/2005 to 12/31/2005................................   2.892945    3.119287        0
   01/01/2006 to 12/31/2006................................   3.119287    3.495569        0
   01/01/2007 to 12/31/2007................................   3.495569    3.574789        0
   01/01/2008 to 12/31/2008................................   3.574789    2.119052        0
   01/01/2009 to 12/31/2009................................   2.119052    2.734508        0
   01/01/2010 to 12/31/2010................................   2.734508    2.994301        0
   01/01/2011 to 12/31/2011................................   2.994301    2.809823        0
   01/01/2012 to 12/31/2012................................   2.809823    3.101365        0

                                                             2.00% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   2.072358   2.655693         0
   01/01/2004 to 12/31/2004...............................   2.655693   2.919016         0
   01/01/2005 to 12/31/2005...............................   2.919016   3.151414         0
   01/01/2006 to 12/31/2006...............................   3.151414   3.534201         0
   01/01/2007 to 12/31/2007...............................   3.534201   3.617358         0
   01/01/2008 to 12/31/2008...............................   3.617358   2.146486         0
   01/01/2009 to 12/31/2009...............................   2.146486   2.773631         0
   01/01/2010 to 12/31/2010...............................   2.773631   3.040008     4,167
   01/01/2011 to 12/31/2011...............................   3.040008   2.855392         0
   01/01/2012 to 12/31/2012...............................   2.855392   3.154026         0
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.154053   2.420078         0
   01/01/2005 to 12/31/2005...............................   2.420078   2.619758         0
   01/01/2006 to 12/31/2006...............................   2.619758   2.867462         0
   01/01/2007 to 12/31/2007...............................   2.867462   2.921095         0
   01/01/2008 to 12/31/2008...............................   2.921095   1.743542         0
   01/01/2009 to 12/31/2009...............................   1.743542   2.076217         0
   01/01/2010 to 12/31/2010...............................   2.076217   2.325699         0
   01/01/2011 to 12/31/2011...............................   2.325699   2.134183         0
   01/01/2012 to 12/31/2012...............................   2.134183   2.415317         0
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   1.766109   2.194107         0
   01/01/2004 to 12/31/2004...............................   2.194107   2.442214         0
   01/01/2005 to 12/31/2005...............................   2.442214   2.646029         0
   01/01/2006 to 12/31/2006...............................   2.646029   2.899017         0
   01/01/2007 to 12/31/2007...............................   2.899017   2.956140         0
   01/01/2008 to 12/31/2008...............................   2.956140   1.766455         0
   01/01/2009 to 12/31/2009...............................   1.766455   2.106487         0
   01/01/2010 to 12/31/2010...............................   2.106487   2.362064         0
   01/01/2011 to 12/31/2011...............................   2.362064   2.169566         0
   01/01/2012 to 12/31/2012...............................   2.169566   2.457873         0
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................   0.866966   1.159838         0
   01/01/2004 to 12/31/2004...............................   1.159838   1.370141         0
   01/01/2005 to 12/31/2005...............................   1.370141   1.534299         0
   01/01/2006 to 12/31/2006...............................   1.534299   1.937892         0
   01/01/2007 to 12/31/2007...............................   1.937892   1.878061         0
   01/01/2008 to 12/31/2008...............................   1.878061   1.088155         0
   01/01/2009 to 12/31/2009...............................   1.088155   1.653906         0
   01/01/2010 to 12/31/2010...............................   1.653906   1.887375         0
   01/01/2011 to 12/31/2011...............................   1.887375   1.586318         0
   01/01/2012 to 12/31/2012...............................   1.586318   2.009563         0
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   0.877293   1.162207         0
   01/01/2004 to 12/31/2004...............................   1.162207   1.374808         0
   01/01/2005 to 12/31/2005...............................   1.374808   1.540026         0
   01/01/2006 to 12/31/2006...............................   1.540026   1.947185     8,897
   01/01/2007 to 12/31/2007...............................   1.947185   1.889333     8,855
   01/01/2008 to 12/31/2008...............................   1.889333   1.095764     8,808
   01/01/2009 to 12/31/2009...............................   1.095764   1.667667     8,743
   01/01/2010 to 12/31/2010...............................   1.667667   1.904483    15,351
   01/01/2011 to 12/31/2011...............................   1.904483   1.603231     8,633
   01/01/2012 to 12/31/2012...............................   1.603231   2.031291     8,575
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................   1.010614   1.043676         0

                                                                  2.00% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.841067    1.144844      0
   01/01/2004 to 12/31/2004...................................    1.144844    1.194293      0
   01/01/2005 to 12/31/2005...................................    1.194293    1.267482      0
   01/01/2006 to 12/31/2006...................................    1.267482    1.418660      0
   01/01/2007 to 12/31/2007...................................    1.418660    1.544356      0
   01/01/2008 to 12/31/2008...................................    1.544356    0.927435      0
   01/01/2009 to 12/31/2009...................................    0.927435    1.216516      0
   01/01/2010 to 12/31/2010...................................    1.216516    1.504663      0
   01/01/2011 to 12/31/2011...................................    1.504663    1.458980      0
   01/01/2012 to 12/31/2012...................................    1.458980    1.690637      0
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  125.426928  153.248132      0
   01/01/2008 to 12/31/2008...................................  153.248132   87.121688      0
   01/01/2009 to 12/31/2009...................................   87.121688  121.993198      0
   01/01/2010 to 12/31/2010...................................  121.993198  130.815800      0
   01/01/2011 to 12/31/2011...................................  130.815800  118.555250      0
   01/01/2012 to 12/31/2012...................................  118.555250  142.358562      0
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.394860    0.472427      0
   01/01/2006 to 12/31/2006...................................    0.472427    0.474784      0
   01/01/2007 to 12/31/2007...................................    0.474784    0.518329      0
   01/01/2008 to 12/31/2008...................................    0.518329    0.322359      0
   01/01/2009 to 12/31/2009...................................    0.322359    0.440987      0
   01/01/2010 to 12/31/2010...................................    0.440987    0.481164      0
   01/01/2011 to 12/31/2011...................................    0.481164    0.472701      0
   01/01/2012 to 12/31/2012...................................    0.472701    0.535370      0
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.748987    8.380577      0
   01/01/2006 to 12/31/2006...................................    8.380577    8.840718      0
   01/01/2007 to 12/31/2007...................................    8.840718    9.902842      0
   01/01/2008 to 12/31/2008...................................    9.902842    5.247025      0
   01/01/2009 to 12/31/2009...................................    5.247025    7.390820      0
   01/01/2010 to 12/31/2010...................................    7.390820    7.925291      0
   01/01/2011 to 12/31/2011...................................    7.925291    7.661421      0
   01/01/2012 to 04/27/2012...................................    7.661421    8.602254      0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.412516    0.428939      0
   01/01/2005 to 04/30/2005...................................    0.428939    0.390152      0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005...................................    0.395135    0.473440      0
   01/01/2006 to 12/31/2006...................................    0.473440    0.476150      0
   01/01/2007 to 12/31/2007...................................    0.476150    0.520544      0
   01/01/2008 to 12/31/2008...................................    0.520544    0.323598      0
   01/01/2009 to 12/31/2009...................................    0.323598    0.443694      0
   01/01/2010 to 12/31/2010...................................    0.443694    0.484673      0
   01/01/2011 to 12/31/2011...................................    0.484673    0.476554      0
   01/01/2012 to 12/31/2012...................................    0.476554    0.539836      0
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003...................................    0.339352    0.418122      0
   01/01/2004 to 12/31/2004...................................    0.418122    0.428946      0
   01/01/2005 to 04/30/2005...................................    0.428946    0.394035      0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.012668    1.045714      0

                                                                      2.00% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.523195   0.666195       0
   01/01/2004 to 12/31/2004........................................   0.666195   0.708083       0
   01/01/2005 to 12/31/2005........................................   0.708083   0.788334       0
   01/01/2006 to 12/31/2006........................................   0.788334   0.759330       0
   01/01/2007 to 12/31/2007........................................   0.759330   0.761083       0
   01/01/2008 to 12/31/2008........................................   0.761083   0.454644       0
   01/01/2009 to 12/31/2009........................................   0.454644   0.592531       0
   01/01/2010 to 12/31/2010........................................   0.592531   0.718962       0
   01/01/2011 to 12/31/2011........................................   0.718962   0.727641       0
   01/01/2012 to 12/31/2012........................................   0.727641   0.845149       0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   8.969191   9.577536       0
   01/01/2007 to 12/31/2007........................................   9.577536   8.832373       0
   01/01/2008 to 12/31/2008........................................   8.832373   3.928729       0
   01/01/2009 to 12/31/2009........................................   3.928729   5.313122       0
   01/01/2010 to 12/31/2010........................................   5.313122   5.589964       0
   01/01/2011 to 04/29/2011........................................   5.589964   5.932248       0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.599611   0.541746       0
   01/01/2012 to 12/31/2012........................................   0.541746   0.629548       0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.904335   0.966040       0
   01/01/2007 to 12/31/2007........................................   0.966040   0.891779       0
   01/01/2008 to 12/31/2008........................................   0.891779   0.397012       0
   01/01/2009 to 12/31/2009........................................   0.397012   0.536879       0
   01/01/2010 to 12/31/2010........................................   0.536879   0.565062       0
   01/01/2011 to 04/29/2011........................................   0.565062   0.599710       0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.205321   2.488969       0
   01/01/2005 to 12/31/2005........................................   2.488969   2.602723       0
   01/01/2006 to 12/31/2006........................................   2.602723   2.969603       0
   01/01/2007 to 12/31/2007........................................   2.969603   3.248832       0
   01/01/2008 to 12/31/2008........................................   3.248832   2.036109       0
   01/01/2009 to 12/31/2009........................................   2.036109   2.593075       0
   01/01/2010 to 12/31/2010........................................   2.593075   3.233368       0
   01/01/2011 to 12/31/2011........................................   3.233368   3.180202       0
   01/01/2012 to 12/31/2012........................................   3.180202   3.561646       0
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003........................................   1.648099   2.201601       0
   01/01/2004 to 12/31/2004........................................   2.201601   2.507602       0
   01/01/2005 to 12/31/2005........................................   2.507602   2.624536       0
   01/01/2006 to 12/31/2006........................................   2.624536   2.997363       0
   01/01/2007 to 12/31/2007........................................   2.997363   3.282314       0
   01/01/2008 to 12/31/2008........................................   3.282314   2.059162       0
   01/01/2009 to 12/31/2009........................................   2.059162   2.624934       0
   01/01/2010 to 12/31/2010........................................   2.624934   3.276451       0
   01/01/2011 to 12/31/2011........................................   3.276451   3.225846       0
   01/01/2012 to 12/31/2012........................................   3.225846   3.616290       0

                                                               2.00% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.617989   0.875959         0
   01/01/2004 to 12/31/2004.................................   0.875959   0.954277         0
   01/01/2005 to 12/31/2005.................................   0.954277   0.976511         0
   01/01/2006 to 12/31/2006.................................   0.976511   1.050265         0
   01/01/2007 to 12/31/2007.................................   1.050265   1.073770         0
   01/01/2008 to 12/31/2008.................................   1.073770   0.617672         0
   01/01/2009 to 12/31/2009.................................   0.617672   0.785110         0
   01/01/2010 to 12/31/2010.................................   0.785110   1.010819         0
   01/01/2011 to 12/31/2011.................................   1.010819   1.018044         0
   01/01/2012 to 12/31/2012.................................   1.018044   1.106481         0
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.291281   1.508214         0
   01/01/2004 to 12/31/2004.................................   1.508214   1.598999         0
   01/01/2005 to 12/31/2005.................................   1.598999   1.590830         0
   01/01/2006 to 12/31/2006.................................   1.590830   1.702066         0
   01/01/2007 to 12/31/2007.................................   1.702066   1.777451    16,542
   01/01/2008 to 12/31/2008.................................   1.777451   1.418053    16,542
   01/01/2009 to 12/31/2009.................................   1.418053   1.901124    16,542
   01/01/2010 to 12/31/2010.................................   1.901124   2.105108     8,601
   01/01/2011 to 12/31/2011.................................   2.105108   2.155533         0
   01/01/2012 to 12/31/2012.................................   2.155533   2.386163         0
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.335766   2.391512         0
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.300445   1.735700         0
   01/01/2004 to 12/31/2004.................................   1.735700   2.086768         0
   01/01/2005 to 12/31/2005.................................   2.086768   2.289560         0
   01/01/2006 to 12/31/2006.................................   2.289560   2.495654         0
   01/01/2007 to 12/31/2007.................................   2.495654   2.524009         0
   01/01/2008 to 12/31/2008.................................   2.524009   1.299318         0
   01/01/2009 to 12/31/2009.................................   1.299318   1.881622         0
   01/01/2010 to 12/31/2010.................................   1.881622   2.324850     3,890
   01/01/2011 to 12/31/2011.................................   2.324850   2.126802         0
   01/01/2012 to 04/27/2012.................................   2.126802   2.347336         0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.819611   3.047524         0
   01/01/2005 to 12/31/2005.................................   3.047524   3.277353         0
   01/01/2006 to 12/31/2006.................................   3.277353   3.603719         0
   01/01/2007 to 12/31/2007.................................   3.603719   3.282074         0
   01/01/2008 to 12/31/2008.................................   3.282074   1.732791         0
   01/01/2009 to 12/31/2009.................................   1.732791   2.398216         0
   01/01/2010 to 12/31/2010.................................   2.398216   2.697727         0
   01/01/2011 to 12/31/2011.................................   2.697727   2.816051         0
   01/01/2012 to 12/31/2012.................................   2.816051   3.079652         0
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.225548   2.889418     8,959
   01/01/2004 to 12/31/2004.................................   2.889418   3.108792     7,320
   01/01/2005 to 12/31/2005.................................   3.108792   3.346457     8,555
   01/01/2006 to 12/31/2006.................................   3.346457   3.683397     7,935
   01/01/2007 to 12/31/2007.................................   3.683397   3.357988         0
   01/01/2008 to 12/31/2008.................................   3.357988   1.774630         0
   01/01/2009 to 12/31/2009.................................   1.774630   2.458519         0
   01/01/2010 to 12/31/2010.................................   2.458519   2.768275         0
   01/01/2011 to 12/31/2011.................................   2.768275   2.892611         0
   01/01/2012 to 12/31/2012.................................   2.892611   3.166567         0

                                                                     2.00% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997808    7.953452      0
   01/01/2009 to 12/31/2009.......................................   7.953452    9.965494      0
   01/01/2010 to 12/31/2010.......................................   9.965494   10.922891      0
   01/01/2011 to 12/31/2011.......................................  10.922891   10.935571      0
   01/01/2012 to 12/31/2012.......................................  10.935571   12.056927      0
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987262    9.727418      0
   01/01/2012 to 12/31/2012.......................................   9.727418    9.953093      0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997808    6.572873      0
   01/01/2009 to 12/31/2009.......................................   6.572873    8.045949      0
   01/01/2010 to 12/31/2010.......................................   8.045949    8.756079      0
   01/01/2011 to 12/31/2011.......................................   8.756079    8.536101      0
   01/01/2012 to 12/31/2012.......................................   8.536101    9.530487      0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997808    7.004603      0
   01/01/2009 to 12/31/2009.......................................   7.004603    8.826233      0
   01/01/2010 to 12/31/2010.......................................   8.826233    9.520657      0
   01/01/2011 to 12/31/2011.......................................   9.520657    9.168208      0
   01/01/2012 to 12/31/2012.......................................   9.168208   10.434613      0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997808    6.542150      0
   01/01/2009 to 12/31/2009.......................................   6.542150    8.504455      0
   01/01/2010 to 12/31/2010.......................................   8.504455    8.974582      0
   01/01/2011 to 12/31/2011.......................................   8.974582    8.190443      0
   01/01/2012 to 12/31/2012.......................................   8.190443    9.810735      0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.729859   10.005740      0
   01/01/2012 to 12/31/2012.......................................  10.005740   11.448454      0
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998356   11.105793      0
   01/01/2006 to 12/31/2006.......................................  11.105793   12.591182      0
   01/01/2007 to 12/31/2007.......................................  12.591182   12.743909      0
   01/01/2008 to 12/31/2008.......................................  12.743909    7.438255      0
   01/01/2009 to 12/31/2009.......................................   7.438255    9.586847      0
   01/01/2010 to 12/31/2010.......................................   9.586847   10.871608      0
   01/01/2011 to 04/29/2011.......................................  10.871608   11.765635      0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.940857   10.360261      0
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998356   10.258346      0
   01/01/2006 to 12/31/2006.......................................  10.258346   10.748706      0
   01/01/2007 to 12/31/2007.......................................  10.748706   11.121648      0
   01/01/2008 to 12/31/2008.......................................  11.121648    9.332420      0
   01/01/2009 to 12/31/2009.......................................   9.332420   11.025256      0
   01/01/2010 to 12/31/2010.......................................  11.025256   11.893314      0
   01/01/2011 to 12/31/2011.......................................  11.893314   12.037521      0
   01/01/2012 to 12/31/2012.......................................  12.037521   12.880934      0
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998356   10.475403      0
   01/01/2006 to 12/31/2006.......................................  10.475403   11.236068      0
   01/01/2007 to 12/31/2007.......................................  11.236068   11.542222      0
   01/01/2008 to 12/31/2008.......................................  11.542222    8.869808      0
   01/01/2009 to 12/31/2009.......................................   8.869808   10.752727      0
   01/01/2010 to 12/31/2010.......................................  10.752727   11.754767      0
   01/01/2011 to 12/31/2011.......................................  11.754767   11.643373      0
   01/01/2012 to 12/31/2012.......................................  11.643373   12.719620      0

                                                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                                                         ----------------------------------
                                                                                            AUV AT     AUV AT   ACCUM UNITS
                                                                                         BEGINNING OF ENDING OF   END OF
                                                                                            PERIOD     PERIOD     PERIOD
                                                                                         ------------ --------- -----------
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003.............................................................   0.849288    1.120104        0
   01/01/2004 to 12/31/2004.............................................................   1.120104    1.270455        0
   01/01/2005 to 12/31/2005.............................................................   1.270455    1.395077        0
   01/01/2006 to 12/31/2006.............................................................   1.395077    1.501896        0
   01/01/2007 to 12/31/2007.............................................................   1.501896    1.582642        0
   01/01/2008 to 12/31/2008.............................................................   1.582642    0.986884        0
   01/01/2009 to 12/31/2009.............................................................   0.986884    1.323089        0
   01/01/2010 to 12/31/2010.............................................................   1.323089    1.634043        0
   01/01/2011 to 12/31/2011.............................................................   1.634043    1.566712        0
   01/01/2012 to 12/31/2012.............................................................   1.566712    1.801632        0
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.............................................................   9.998356   10.705282        0
   01/01/2006 to 12/31/2006.............................................................  10.705282   11.736267        0
   01/01/2007 to 12/31/2007.............................................................  11.736267   12.002559        0
   01/01/2008 to 12/31/2008.............................................................  12.002559    8.395648        0
   01/01/2009 to 12/31/2009.............................................................   8.395648   10.412715        0
   01/01/2010 to 12/31/2010.............................................................  10.412715   11.550962        0
   01/01/2011 to 12/31/2011.............................................................  11.550962   11.167718        0
   01/01/2012 to 12/31/2012.............................................................  11.167718   12.394782        0
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005.............................................................   9.998356   10.930238        0
   01/01/2006 to 12/31/2006.............................................................  10.930238   12.237564        0
   01/01/2007 to 12/31/2007.............................................................  12.237564   12.455699        0
   01/01/2008 to 12/31/2008.............................................................  12.455699    7.921111        0
   01/01/2009 to 12/31/2009.............................................................   7.921111   10.023192        0
   01/01/2010 to 12/31/2010.............................................................  10.023192   11.269006        0
   01/01/2011 to 12/31/2011.............................................................  11.269006   10.629630        0
   01/01/2012 to 12/31/2012.............................................................  10.629630   12.021084        0
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003.............................................................   2.483694    3.113107    8,329
   01/01/2004 to 12/31/2004.............................................................   3.113107    3.364950    6,757
   01/01/2005 to 12/31/2005.............................................................   3.364950    3.442842    8,315
   01/01/2006 to 12/31/2006.............................................................   3.442842    3.887365    7,484
   01/01/2007 to 12/31/2007.............................................................   3.887365    3.999512    6,384
   01/01/2008 to 12/31/2008.............................................................   3.999512    2.459423    6,997
   01/01/2009 to 12/31/2009.............................................................   2.459423    3.035595    7,117
   01/01/2010 to 12/31/2010.............................................................   3.035595    3.406687    2,652
   01/01/2011 to 12/31/2011.............................................................   3.406687    3.393975        0
   01/01/2012 to 12/31/2012.............................................................   3.393975    3.839658        0
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004.............................................................   7.462424    8.239533        0
   01/01/2005 to 12/31/2005.............................................................   8.239533    8.634287        0
   01/01/2006 to 04/30/2006.............................................................   8.634287    9.006555        0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003.............................................................   0.638189    0.760051        0
   01/01/2004 to 12/31/2004.............................................................   0.760051    0.828979        0
   01/01/2005 to 12/31/2005.............................................................   0.828979    0.870418        0
   01/01/2006 to 04/30/2006.............................................................   0.870418    0.908242        0
  MFS(R) Investors Trust Sub-Account (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003.............................................................   0.640473    0.777952        0
   01/01/2004 to 04/30/2004.............................................................   0.777952    0.790475        0

                                                                        2.00% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.729093   0.943663          0
   01/01/2004 to 12/31/2004..........................................   0.943663   1.105847          0
   01/01/2005 to 12/31/2005..........................................   1.105847   1.262034          0
   01/01/2006 to 12/31/2006..........................................   1.262034   1.565737          0
   01/01/2007 to 12/31/2007..........................................   1.565737   1.738529     29,374
   01/01/2008 to 12/31/2008..........................................   1.738529   0.982080     34,602
   01/01/2009 to 12/31/2009..........................................   0.982080   1.266497     34,354
   01/01/2010 to 12/31/2010..........................................   1.266497   1.383018     10,509
   01/01/2011 to 12/31/2011..........................................   1.383018   1.210426          0
   01/01/2012 to 12/31/2012..........................................   1.210426   1.384551          0
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.319673   3.595305    250,642
   01/01/2005 to 12/31/2005..........................................   3.595305   3.624784      5,447
   01/01/2006 to 12/31/2006..........................................   3.624784   3.977223      5,425
   01/01/2007 to 12/31/2007..........................................   3.977223   4.058554      5,323
   01/01/2008 to 12/31/2008..........................................   4.058554   3.088939      5,885
   01/01/2009 to 12/31/2009..........................................   3.088939   3.581972      5,371
   01/01/2010 to 12/31/2010..........................................   3.581972   3.855088      5,165
   01/01/2011 to 12/31/2011..........................................   3.855088   3.860500      5,139
   01/01/2012 to 12/31/2012..........................................   3.860500   4.211544      4,931
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.192516   1.398391     13,502
   01/01/2004 to 04/30/2004..........................................   1.398391   1.383449     13,502
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.174162   1.262051          0
   01/01/2005 to 12/31/2005..........................................   1.262051   1.216714          0
   01/01/2006 to 12/31/2006..........................................   1.216714   1.405441          0
   01/01/2007 to 12/31/2007..........................................   1.405441   1.322000          0
   01/01/2008 to 12/31/2008..........................................   1.322000   0.859026          0
   01/01/2009 to 12/31/2009..........................................   0.859026   1.015342          0
   01/01/2010 to 12/31/2010..........................................   1.015342   1.106509          0
   01/01/2011 to 12/31/2011..........................................   1.106509   1.091573          0
   01/01/2012 to 12/31/2012..........................................   1.091573   1.244435          0
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.947298   1.163845          0
   01/01/2004 to 12/31/2004..........................................   1.163845   1.269538          0
   01/01/2005 to 12/31/2005..........................................   1.269538   1.225273          0
   01/01/2006 to 12/31/2006..........................................   1.225273   1.416466          0
   01/01/2007 to 12/31/2007..........................................   1.416466   1.333724          0
   01/01/2008 to 12/31/2008..........................................   1.333724   0.867848          0
   01/01/2009 to 12/31/2009..........................................   0.867848   1.026500          0
   01/01/2010 to 12/31/2010..........................................   1.026500   1.119415          0
   01/01/2011 to 12/31/2011..........................................   1.119415   1.106136          0
   01/01/2012 to 12/31/2012..........................................   1.106136   1.261851          0
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.959496   1.186679          0
   01/01/2004 to 12/31/2004..........................................   1.186679   1.330636          0
   01/01/2005 to 12/31/2005..........................................   1.330636   1.409478          0
   01/01/2006 to 12/31/2006..........................................   1.409478   1.584402          0
   01/01/2007 to 12/31/2007..........................................   1.584402   1.510768          0
   01/01/2008 to 12/31/2008..........................................   1.510768   0.913605          0
   01/01/2009 to 12/31/2009..........................................   0.913605   1.224720          0
   01/01/2010 to 12/31/2010..........................................   1.224720   1.474907          0
   01/01/2011 to 12/31/2011..........................................   1.474907   1.369476          0
   01/01/2012 to 12/31/2012..........................................   1.369476   1.413162          0

                                                                                      2.00% VARIABLE ACCOUNT CHARGE
                                                                                    ----------------------------------
                                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                                    BEGINNING OF ENDING OF   END OF
                                                                                       PERIOD     PERIOD     PERIOD
                                                                                    ------------ --------- -----------
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003........................................................   0.681741   0.916841       0
   01/01/2004 to 12/31/2004........................................................   0.916841   1.071828       0
   01/01/2005 to 12/31/2005........................................................   1.071828   1.186538       0
   01/01/2006 to 12/31/2006........................................................   1.186538   1.459077       0
   01/01/2007 to 12/31/2007........................................................   1.459077   1.580475       0
   01/01/2008 to 12/31/2008........................................................   1.580475   0.895362       0
   01/01/2009 to 12/31/2009........................................................   0.895362   1.125896       0
   01/01/2010 to 12/31/2010........................................................   1.125896   1.190946       0
   01/01/2011 to 12/31/2011........................................................   1.190946   1.019733       0
   01/01/2012 to 12/31/2012........................................................   1.019733   1.179584       0
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........................................................   1.189517   1.376040       0
   01/01/2011 to 12/31/2011........................................................   1.376040   1.255476       0
   01/01/2012 to 12/31/2012........................................................   1.255476   1.344699       0
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003........................................................   0.807111   1.124118       0
   01/01/2004 to 04/30/2004........................................................   1.124118   1.111747       0
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap
   Sub-Account))
   01/01/2003 to 12/31/2003........................................................   1.044351   1.374567       0
   01/01/2004 to 12/31/2004........................................................   1.374567   1.573986       0
   01/01/2005 to 12/31/2005........................................................   1.573986   1.645715       0
   01/01/2006 to 12/31/2006........................................................   1.645715   1.799673       0
   01/01/2007 to 12/31/2007........................................................   1.799673   1.906904       0
   01/01/2008 to 12/31/2008........................................................   1.906904   0.832960       0
   01/01/2009 to 12/31/2009........................................................   0.832960   1.090245       0
   01/01/2010 to 04/30/2010........................................................   1.090245   1.177657       0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................   1.574532   1.764366       0
   01/01/2005 to 12/31/2005........................................................   1.764366   1.797152       0
   01/01/2006 to 12/31/2006........................................................   1.797152   2.051324       0
   01/01/2007 to 12/31/2007........................................................   2.051324   1.936260       0
   01/01/2008 to 12/31/2008........................................................   1.936260   1.166077       0
   01/01/2009 to 12/31/2009........................................................   1.166077   1.289674       0
   01/01/2010 to 12/31/2010........................................................   1.289674   1.533945       0
   01/01/2011 to 12/31/2011........................................................   1.533945   1.586433       0
   01/01/2012 to 12/31/2012........................................................   1.586433   1.706508       0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................................   1.066310   1.566922       0
   01/01/2004 to 12/31/2004........................................................   1.566922   1.768749       0
   01/01/2005 to 12/31/2005........................................................   1.768749   1.802423       0
   01/01/2006 to 12/31/2006........................................................   1.802423   2.060858       0
   01/01/2007 to 12/31/2007........................................................   2.060858   1.947570       0
   01/01/2008 to 12/31/2008........................................................   1.947570   1.173927       0
   01/01/2009 to 12/31/2009........................................................   1.173927   1.299356       0
   01/01/2010 to 12/31/2010........................................................   1.299356   1.546870       0
   01/01/2011 to 12/31/2011........................................................   1.546870   1.600586       0
   01/01/2012 to 12/31/2012........................................................   1.600586   1.724061       0

                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                 ----------------------------------
                                                    AUV AT     AUV AT   ACCUM UNITS
                                                 BEGINNING OF ENDING OF   END OF
                                                    PERIOD     PERIOD     PERIOD
                                                 ------------ --------- -----------
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005.....................   7.748987    8.380577        0
   01/01/2006 to 12/31/2006.....................   8.380577    8.840718        0
   01/01/2007 to 12/31/2007.....................   8.840718    9.902842        0
   01/01/2008 to 12/31/2008.....................   9.902842    5.247025        0
   01/01/2009 to 12/31/2009.....................   5.247025    7.390820        0
   01/01/2010 to 12/31/2010.....................   7.390820    7.925291        0
   01/01/2011 to 12/31/2011.....................   7.925291    7.661421        0
   01/01/2012 to 12/31/2012.....................   7.661421    8.602254        0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004.....................  12.215636   14.035159        0
   01/01/2005 to 12/31/2005.....................  14.035159   15.956500        0
   01/01/2006 to 12/31/2006.....................  15.956500   18.198977        0
   01/01/2007 to 12/31/2007.....................  18.198977   18.953574        0
   01/01/2008 to 12/31/2008.....................  18.953574   11.042416        0
   01/01/2009 to 12/31/2009.....................  11.042416   15.131762        0
   01/01/2010 to 12/31/2010.....................  15.131762   17.194680        0
   01/01/2011 to 12/31/2011.....................  17.194680   15.438072        0
   01/01/2012 to 12/31/2012.....................  15.438072   18.334900        0
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006.....................  10.799124   10.861374        0
   01/01/2007 to 12/31/2007.....................  10.861374   11.794647        0
   01/01/2008 to 12/31/2008.....................  11.794647   10.764016        0
   01/01/2009 to 12/31/2009.....................  10.764016   12.455249        0
   01/01/2010 to 12/31/2010.....................  12.455249   13.156186    1,381
   01/01/2011 to 12/31/2011.....................  13.156186   14.333177        0
   01/01/2012 to 12/31/2012.....................  14.333177   15.330728        0
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003.....................   1.122889    1.148048        0
   01/01/2004 to 12/31/2004.....................   1.148048    1.181301        0
   01/01/2005 to 12/31/2005.....................   1.181301    1.183999        0
   01/01/2006 to 12/31/2006.....................   1.183999    1.213051        0
   01/01/2007 to 12/31/2007.....................   1.213051    1.278841        0
   01/01/2008 to 12/31/2008.....................   1.278841    1.258590        0
   01/01/2009 to 12/31/2009.....................   1.258590    1.456091   16,244
   01/01/2010 to 12/31/2010.....................   1.456091    1.543879   28,469
   01/01/2011 to 12/31/2011.....................   1.543879    1.561358   16,437
   01/01/2012 to 12/31/2012.....................   1.561358    1.672155   16,677
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012.....................  10.707619   10.829483        0
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003.....................   0.292724    0.452115        0
   01/01/2004 to 12/31/2004.....................   0.452115    0.424028        0
   01/01/2005 to 12/31/2005.....................   0.424028    0.461443        0
   01/01/2006 to 12/31/2006.....................   0.461443    0.476513        0
   01/01/2007 to 12/31/2007.....................   0.476513    0.614258        0
   01/01/2008 to 12/31/2008.....................   0.614258    0.334424        0
   01/01/2009 to 12/31/2009.....................   0.334424    0.521127        0
   01/01/2010 to 12/31/2010.....................   0.521127    0.652263    8,245
   01/01/2011 to 12/31/2011.....................   0.652263    0.576104        0
   01/01/2012 to 12/31/2012.....................   0.576104    0.633062        0

                                                 2.00% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.904411    1.291773      0
   01/01/2004 to 12/31/2004...................   1.291773    1.486470      0
   01/01/2005 to 12/31/2005...................   1.486470    1.519783      0
   01/01/2006 to 12/31/2006...................   1.519783    1.751677      0
   01/01/2007 to 12/31/2007...................   1.751677    1.687534      0
   01/01/2008 to 12/31/2008...................   1.687534    1.097067      0
   01/01/2009 to 12/31/2009...................   1.097067    1.351281      0
   01/01/2010 to 12/31/2010...................   1.351281    1.676586      0
   01/01/2011 to 12/31/2011...................   1.676586    1.572993      0
   01/01/2012 to 12/31/2012...................   1.572993    1.789160      0
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010646    1.063752      0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.476731   11.077806      0
   01/01/2007 to 12/31/2007...................  11.077806   11.443456      0
   01/01/2008 to 12/31/2008...................  11.443456    8.405364      0
   01/01/2009 to 12/31/2009...................   8.405364   10.289366      0
   01/01/2010 to 12/31/2010...................  10.289366   11.320109      0
   01/01/2011 to 12/31/2011...................  11.320109   11.214160      0
   01/01/2012 to 12/31/2012...................  11.214160   12.402825      0
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.666941   11.330716      0
   01/01/2007 to 12/31/2007...................  11.330716   11.729135      0
   01/01/2008 to 12/31/2008...................  11.729135    7.706018      0
   01/01/2009 to 12/31/2009...................   7.706018    9.751408      0
   01/01/2010 to 12/31/2010...................   9.751408   10.911323      0
   01/01/2011 to 12/31/2011...................  10.911323   10.467971      0
   01/01/2012 to 12/31/2012...................  10.467971   11.801933      0
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.080534    1.166238      0
   01/01/2005 to 12/31/2005...................   1.166238    1.215547      0
   01/01/2006 to 12/31/2006...................   1.215547    1.345040      0
   01/01/2007 to 12/31/2007...................   1.345040    1.438905      0
   01/01/2008 to 12/31/2008...................   1.438905    0.817942      0
   01/01/2009 to 12/31/2009...................   0.817942    1.146796      0
   01/01/2010 to 12/31/2010...................   1.146796    1.312318      0
   01/01/2011 to 12/31/2011...................   1.312318    1.269208      0
   01/01/2012 to 12/31/2012...................   1.269208    1.476255      0
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003...................   0.449436    0.601967      0
   01/01/2004 to 12/31/2004...................   0.601967    0.695180      0
   01/01/2005 to 12/31/2005...................   0.695180    0.781130      0
   01/01/2006 to 12/31/2006...................   0.781130    0.812900      0
   01/01/2007 to 12/31/2007...................   0.812900    0.937244      0
   01/01/2008 to 12/31/2008...................   0.937244    0.553471      0
   01/01/2009 to 12/31/2009...................   0.553471    0.789205      0
   01/01/2010 to 12/31/2010...................   0.789205    0.987744      0
   01/01/2011 to 12/31/2011...................   0.987744    0.952270      0
   01/01/2012 to 12/31/2012...................   0.952270    1.061022      0
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.185973    1.259362      0
   01/01/2005 to 12/31/2005...................   1.259362    1.366780      0
   01/01/2006 to 12/31/2006...................   1.366780    1.388395      0
   01/01/2007 to 12/31/2007...................   1.388395    1.490474      0
   01/01/2008 to 12/31/2008...................   1.490474    0.930298      0
   01/01/2009 to 12/31/2009...................   0.930298    1.264181      0
   01/01/2010 to 12/31/2010...................   1.264181    1.668700      0
   01/01/2011 to 12/31/2011...................   1.668700    1.659393      0
   01/01/2012 to 12/31/2012...................   1.659393    1.885107      0

                                                                                  2.00% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.762272    1.860828        0
   01/01/2005 to 12/31/2005....................................................   1.860828    1.870809        0
   01/01/2006 to 12/31/2006....................................................   1.870809    1.922353        0
   01/01/2007 to 12/31/2007....................................................   1.922353    1.953871        0
   01/01/2008 to 12/31/2008....................................................   1.953871    1.623539        0
   01/01/2009 to 12/31/2009....................................................   1.623539    2.098953        0
   01/01/2010 to 12/31/2010....................................................   2.098953    2.313659        0
   01/01/2011 to 12/31/2011....................................................   2.313659    2.400304        0
   01/01/2012 to 12/31/2012....................................................   2.400304    2.618216        0
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.631387    1.798918   28,791
   01/01/2004 to 12/31/2004....................................................   1.798918    1.877404   24,291
   01/01/2005 to 12/31/2005....................................................   1.877404    1.889506   30,302
   01/01/2006 to 12/31/2006....................................................   1.889506    1.942114   28,405
   01/01/2007 to 12/31/2007....................................................   1.942114    1.977469   12,912
   01/01/2008 to 12/31/2008....................................................   1.977469    1.645262   10,353
   01/01/2009 to 12/31/2009....................................................   1.645262    2.128380   10,246
   01/01/2010 to 12/31/2010....................................................   2.128380    2.349605    7,730
   01/01/2011 to 12/31/2011....................................................   2.349605    2.439678        0
   01/01/2012 to 12/31/2012....................................................   2.439678    2.661260        0
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.456597    1.485405        0
   01/01/2005 to 12/31/2005....................................................   1.485405    1.476323        0
   01/01/2006 to 12/31/2006....................................................   1.476323    1.503823        0
   01/01/2007 to 12/31/2007....................................................   1.503823    1.533336        0
   01/01/2008 to 12/31/2008....................................................   1.533336    1.494894        0
   01/01/2009 to 12/31/2009....................................................   1.494894    1.525083        0
   01/01/2010 to 12/31/2010....................................................   1.525083    1.576994        0
   01/01/2011 to 12/31/2011....................................................   1.576994    1.627250        0
   01/01/2012 to 12/31/2012....................................................   1.627250    1.643466        0
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.493077    1.486167   67,373
   01/01/2004 to 12/31/2004....................................................   1.486167    1.497523   64,137
   01/01/2005 to 12/31/2005....................................................   1.497523    1.491136   71,974
   01/01/2006 to 12/31/2006....................................................   1.491136    1.519791   60,322
   01/01/2007 to 12/31/2007....................................................   1.519791    1.551092   31,051
   01/01/2008 to 12/31/2008....................................................   1.551092    1.513788   25,304
   01/01/2009 to 12/31/2009....................................................   1.513788    1.545923   12,444
   01/01/2010 to 12/31/2010....................................................   1.545923    1.601247   18,094
   01/01/2011 to 12/31/2011....................................................   1.601247    1.652531   12,372
   01/01/2012 to 12/31/2012....................................................   1.652531    1.670613   12,432
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006....................................................  13.732845   14.334049        0
   01/01/2007 to 12/31/2007....................................................  14.334049   14.479886    3,527
   01/01/2008 to 12/31/2008....................................................  14.479886   12.833384    2,647
   01/01/2009 to 12/31/2009....................................................  12.833384   14.129673    3,083
   01/01/2010 to 12/31/2010....................................................  14.129673   14.705690        0
   01/01/2011 to 12/31/2011....................................................  14.705690   15.257050        0
   01/01/2012 to 12/31/2012....................................................  15.257050   15.717356        0

                                                             2.00% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003...............................   1.039406    1.560333        0
   01/01/2004 to 12/31/2004...............................   1.560333    1.844088        0
   01/01/2005 to 12/31/2005...............................   1.844088    2.260333        0
   01/01/2006 to 12/31/2006...............................   2.260333    2.741818        0
   01/01/2007 to 12/31/2007...............................   2.741818    3.254883        0
   01/01/2008 to 12/31/2008...............................   3.254883    1.478985        0
   01/01/2009 to 12/31/2009...............................   1.478985    2.332502        0
   01/01/2010 to 12/31/2010...............................   2.332502    2.791847        0
   01/01/2011 to 12/31/2011...............................   2.791847    2.207199        0
   01/01/2012 to 12/31/2012...............................   2.207199    2.550103        0
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003...............................   7.283960    9.743517    5,680
   01/01/2004 to 12/31/2004...............................   9.743517   10.716668    4,999
   01/01/2005 to 12/31/2005...............................  10.716668   12.175690    5,169
   01/01/2006 to 12/31/2006...............................  12.175690   13.121973    4,812
   01/01/2007 to 12/31/2007...............................  13.121973   14.412573    3,614
   01/01/2008 to 12/31/2008...............................  14.412573    7.894669    4,730
   01/01/2009 to 12/31/2009...............................   7.894669   10.761257    4,211
   01/01/2010 to 12/31/2010...............................  10.761257   12.487626    2,790
   01/01/2011 to 12/31/2011...............................  12.487626   11.688105    2,139
   01/01/2012 to 12/31/2012...............................  11.688105   13.471164    2,070
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003...............................   5.856183    7.582755    7,299
   01/01/2004 to 12/31/2004...............................   7.582755    8.182748    6,546
   01/01/2005 to 12/31/2005...............................   8.182748    8.467856    7,205
   01/01/2006 to 12/31/2006...............................   8.467856    9.538799    6,691
   01/01/2007 to 12/31/2007...............................   9.538799    9.795699    5,318
   01/01/2008 to 12/31/2008...............................   9.795699    5.952088    6,260
   01/01/2009 to 12/31/2009...............................   5.952088    7.637792    5,929
   01/01/2010 to 12/31/2010...............................   7.637792    8.321314    3,101
   01/01/2011 to 12/31/2011...............................   8.321314    7.987642    3,159
   01/01/2012 to 12/31/2012...............................   7.987642    9.174255    3,040



                                                                        2.05% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 2.05
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.152523   10.453468        0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.007753    6.980314        0
   01/01/2009 to 12/31/2009..........................................   6.980314    8.844211    9,029
   01/01/2010 to 12/31/2010..........................................   8.844211    9.718562    8,403
   01/01/2011 to 12/31/2011..........................................   9.718562    9.319201    8,689
   01/01/2012 to 12/31/2012..........................................   9.319201   10.364233        0
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.997754    6.331349    9,779
   01/01/2009 to 12/31/2009..........................................   6.331349    8.314334        0
   01/01/2010 to 12/31/2010..........................................   8.314334    9.244030        0
   01/01/2011 to 12/31/2011..........................................   9.244030    8.628175        0
   01/01/2012 to 12/31/2012..........................................   8.628175    9.817988        0

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008......................................  10.017752    7.651043        0
   01/01/2009 to 12/31/2009......................................   7.651043    9.249565        0
   01/01/2010 to 12/31/2010......................................   9.249565    9.959711        0
   01/01/2011 to 12/31/2011......................................   9.959711    9.776712      322
   01/01/2012 to 12/31/2012......................................   9.776712   10.615421        0
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012......................................  11.078638   11.433469        0
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004......................................   1.086075    1.235332      260
   01/01/2005 to 12/31/2005......................................   1.235332    1.423196   14,387
   01/01/2006 to 12/31/2006......................................   1.423196    1.620669   13,880
   01/01/2007 to 12/31/2007......................................   1.620669    1.747469   12,906
   01/01/2008 to 12/31/2008......................................   1.747469    0.954519   17,115
   01/01/2009 to 12/31/2009......................................   0.954519    1.139815    3,226
   01/01/2010 to 12/31/2010......................................   1.139815    1.193319        0
   01/01/2011 to 12/31/2011......................................   1.193319    0.933762        0
   01/01/2012 to 12/31/2012......................................   0.933762    1.091881      770
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   0.863013    1.081383    8,930
   01/01/2004 to 12/31/2004......................................   1.081383    1.250235   22,105
   01/01/2005 to 12/31/2005......................................   1.250235    1.442986   15,396
   01/01/2006 to 12/31/2006......................................   1.442986    1.643667   13,562
   01/01/2007 to 12/31/2007......................................   1.643667    1.774450   31,114
   01/01/2008 to 12/31/2008......................................   1.774450    0.969958   13,778
   01/01/2009 to 12/31/2009......................................   0.969958    1.158981   15,430
   01/01/2010 to 12/31/2010......................................   1.158981    1.215389   10,664
   01/01/2011 to 12/31/2011......................................   1.215389    0.952847   10,964
   01/01/2012 to 12/31/2012......................................   0.952847    1.114452    8,650
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003......................................   1.191314    1.206603   60,164
   01/01/2004 to 12/31/2004......................................   1.206603    1.227494   75,224
   01/01/2005 to 12/31/2005......................................   1.227494    1.224937   77,109
   01/01/2006 to 12/31/2006......................................   1.224937    1.245910   76,359
   01/01/2007 to 12/31/2007......................................   1.245910    1.301794   76,370
   01/01/2008 to 12/31/2008......................................   1.301794    1.347122   45,552
   01/01/2009 to 12/31/2009......................................   1.347122    1.385512   41,696
   01/01/2010 to 12/31/2010......................................   1.385512    1.434682   31,047
   01/01/2011 to 12/31/2011......................................   1.434682    1.508023   86,350
   01/01/2012 to 12/31/2012......................................   1.508023    1.530813   31,775
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................  30.246923   33.390303        0
   01/01/2005 to 12/31/2005......................................  33.390303   36.127659        0
   01/01/2006 to 12/31/2006......................................  36.127659   37.685749        0
   01/01/2007 to 12/31/2007......................................  37.685749   44.387759       46
   01/01/2008 to 12/31/2008......................................  44.387759   23.550536       43
   01/01/2009 to 12/31/2009......................................  23.550536   34.392469      308
   01/01/2010 to 12/31/2010......................................  34.392469   38.747323       45
   01/01/2011 to 12/31/2011......................................  38.747323   36.730835       44
   01/01/2012 to 12/31/2012......................................  36.730835   39.829026       45

                                                                                   2.05% VARIABLE ACCOUNT CHARGE
                                                                                 ----------------------------------
                                                                                    AUV AT     AUV AT   ACCUM UNITS
                                                                                 BEGINNING OF ENDING OF   END OF
                                                                                    PERIOD     PERIOD     PERIOD
                                                                                 ------------ --------- -----------
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003.....................................................   3.698335    3.825580   26,363
   01/01/2004 to 12/31/2004.....................................................   3.825580    3.904112   53,252
   01/01/2005 to 12/31/2005.....................................................   3.904112    3.907521   42,909
   01/01/2006 to 12/31/2006.....................................................   3.907521    3.986831   39,110
   01/01/2007 to 12/31/2007.....................................................   3.986831    4.140711   35,431
   01/01/2008 to 12/31/2008.....................................................   4.140711    3.907795   26,525
   01/01/2009 to 12/31/2009.....................................................   3.907795    4.180102   13,726
   01/01/2010 to 12/31/2010.....................................................   4.180102    4.425750   12,901
   01/01/2011 to 12/31/2011.....................................................   4.425750    4.609552    9,398
   01/01/2012 to 12/31/2012.....................................................   4.609552    4.844345    2,015
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................  31.465649   33.803423       87
   01/01/2005 to 12/31/2005.....................................................  33.803423   34.053051       90
   01/01/2006 to 12/31/2006.....................................................  34.053051   36.782369       93
   01/01/2007 to 12/31/2007.....................................................  36.782369   38.055879       92
   01/01/2008 to 12/31/2008.....................................................  38.055879   27.973888       84
   01/01/2009 to 12/31/2009.....................................................  27.973888   32.065656       92
   01/01/2010 to 12/31/2010.....................................................  32.065656   34.341460       96
   01/01/2011 to 12/31/2011.....................................................  34.341460   34.853689       91
   01/01/2012 to 12/31/2012.....................................................  34.853689   38.276970       93
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012.....................................................   9.909069   10.185425        0
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007.....................................................   6.688046    6.716085      772
   01/01/2008 to 12/31/2008.....................................................   6.716085    4.124698      804
   01/01/2009 to 12/31/2009.....................................................   4.124698    4.816735      817
   01/01/2010 to 12/31/2010.....................................................   4.816735    5.306798      821
   01/01/2011 to 12/31/2011.....................................................   5.306798    5.212597      817
   01/01/2012 to 12/31/2012.....................................................   5.212597    5.791201      817
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003.....................................................   4.139827    5.268858        0
   01/01/2004 to 12/31/2004.....................................................   5.268858    5.708704    1,217
   01/01/2005 to 12/31/2005.....................................................   5.708704    5.778706    8,501
   01/01/2006 to 12/31/2006.....................................................   5.778706    6.445011      780
   01/01/2007 to 04/27/2007.....................................................   6.445011    6.744777        0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................   1.055264    1.159145        0
   01/01/2005 to 12/31/2005.....................................................   1.159145    1.198804        0
   01/01/2006 to 12/31/2006.....................................................   1.198804    1.399224        0
   01/01/2007 to 12/31/2007.....................................................   1.399224    1.413570    2,560
   01/01/2008 to 12/31/2008.....................................................   1.413570    0.898593   12,553
   01/01/2009 to 12/31/2009.....................................................   0.898593    0.977673   10,317
   01/01/2010 to 12/31/2010.....................................................   0.977673    1.043337   10,742
   01/01/2011 to 12/31/2011.....................................................   1.043337    1.043162    8,248
   01/01/2012 to 12/31/2012.....................................................   1.043162    1.164642    8,234
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.....................................................   0.788965    1.046673        0
   01/01/2004 to 12/31/2004.....................................................   1.046673    1.161977    8,269
   01/01/2005 to 12/31/2005.....................................................   1.161977    1.203252    8,431
   01/01/2006 to 12/31/2006.....................................................   1.203252    1.405303   52,936
   01/01/2007 to 12/31/2007.....................................................   1.405303    1.421677   24,010
   01/01/2008 to 12/31/2008.....................................................   1.421677    0.904731   13,227
   01/01/2009 to 12/31/2009.....................................................   0.904731    0.985438   16,125
   01/01/2010 to 12/31/2010.....................................................   0.985438    1.052370    4,891
   01/01/2011 to 12/31/2011.....................................................   1.052370    1.052993    4,557
   01/01/2012 to 12/31/2012.....................................................   1.052993    1.177356    2,262

                                                              2.05% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.180383    2.378867         0
   01/01/2005 to 12/31/2005................................   2.378867    2.488139     9,965
   01/01/2006 to 12/31/2006................................   2.488139    2.532500    12,947
   01/01/2007 to 12/31/2007................................   2.532500    2.938120    18,007
   01/01/2008 to 12/31/2008................................   2.938120    1.822176    16,989
   01/01/2009 to 12/31/2009................................   1.822176    2.436896    16,739
   01/01/2010 to 12/31/2010................................   2.436896    2.852305    13,337
   01/01/2011 to 12/31/2011................................   2.852305    2.538687    12,965
   01/01/2012 to 12/31/2012................................   2.538687    2.836895    13,340
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  16.049592   16.166506       508
   01/01/2007 to 12/31/2007................................  16.166506   16.426223       507
   01/01/2008 to 12/31/2008................................  16.426223    8.858334       712
   01/01/2009 to 05/01/2009................................   8.858334    9.224496         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.704318    2.252638     5,890
   01/01/2004 to 12/31/2004................................   2.252638    2.396750    20,770
   01/01/2005 to 12/31/2005................................   2.396750    2.509143    16,071
   01/01/2006 to 12/31/2006................................   2.509143    2.556640    15,366
   01/01/2007 to 12/31/2007................................   2.556640    2.968904    13,141
   01/01/2008 to 12/31/2008................................   2.968904    1.843094    11,701
   01/01/2009 to 12/31/2009................................   1.843094    2.467018    12,810
   01/01/2010 to 12/31/2010................................   2.467018    2.891286     9,308
   01/01/2011 to 12/31/2011................................   2.891286    2.575981     1,823
   01/01/2012 to 12/31/2012................................   2.575981    2.881150     1,826
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   1.959915    1.930802     5,049
   01/01/2004 to 12/31/2004................................   1.930802    1.905402    11,158
   01/01/2005 to 12/31/2005................................   1.905402    1.916065    54,936
   01/01/2006 to 12/31/2006................................   1.916065    1.962730   108,946
   01/01/2007 to 12/31/2007................................   1.962730    2.015259     5,223
   01/01/2008 to 12/31/2008................................   2.015259    2.025571    65,239
   01/01/2009 to 12/31/2009................................   2.025571    1.989494    20,665
   01/01/2010 to 12/31/2010................................   1.989494    1.949122    19,645
   01/01/2011 to 12/31/2011................................   1.949122    1.909677     7,078
   01/01/2012 to 12/31/2012................................   1.909677    1.870715    15,691
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998315   12.777839       701
   01/01/2005 to 12/31/2005................................  12.777839   14.182623     8,203
   01/01/2006 to 12/31/2006................................  14.182623   19.117954    10,170
   01/01/2007 to 12/31/2007................................  19.117954   15.917430     4,945
   01/01/2008 to 12/31/2008................................  15.917430    9.094890     4,552
   01/01/2009 to 12/31/2009................................   9.094890   12.005300     2,224
   01/01/2010 to 12/31/2010................................  12.005300   13.656337     2,685
   01/01/2011 to 12/31/2011................................  13.656337   12.632295     2,545
   01/01/2012 to 12/31/2012................................  12.632295   15.590890     1,928
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.685861    2.878266     1,729
   01/01/2005 to 12/31/2005................................   2.878266    3.101915    12,537
   01/01/2006 to 12/31/2006................................   3.101915    3.474368    15,601
   01/01/2007 to 12/31/2007................................   3.474368    3.551321     7,579
   01/01/2008 to 12/31/2008................................   3.551321    2.104082     7,478
   01/01/2009 to 12/31/2009................................   2.104082    2.713834     7,378
   01/01/2010 to 12/31/2010................................   2.713834    2.970180     6,733
   01/01/2011 to 12/31/2011................................   2.970180    2.785797     6,788
   01/01/2012 to 12/31/2012................................   2.785797    3.073303     6,815

                                                             2.05% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   2.063876   2.643505     56,887
   01/01/2004 to 12/31/2004...............................   2.643505   2.904165     99,210
   01/01/2005 to 12/31/2005...............................   2.904165   3.133819     94,780
   01/01/2006 to 12/31/2006...............................   3.133819   3.512718     81,447
   01/01/2007 to 12/31/2007...............................   3.512718   3.593563     66,376
   01/01/2008 to 12/31/2008...............................   3.593563   2.131294     63,757
   01/01/2009 to 12/31/2009...............................   2.131294   2.752625     33,958
   01/01/2010 to 12/31/2010...............................   2.752625   3.015478     32,430
   01/01/2011 to 12/31/2011...............................   3.015478   2.830940      3,670
   01/01/2012 to 12/31/2012...............................   2.830940   3.125446        832
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.142219   2.405985      2,024
   01/01/2005 to 12/31/2005...............................   2.405985   2.603205     35,279
   01/01/2006 to 12/31/2006...............................   2.603205   2.847923      5,681
   01/01/2007 to 12/31/2007...............................   2.847923   2.899731      1,939
   01/01/2008 to 12/31/2008...............................   2.899731   1.729921      2,131
   01/01/2009 to 12/31/2009...............................   1.729921   2.058967      2,118
   01/01/2010 to 12/31/2010...............................   2.058967   2.305225      2,055
   01/01/2011 to 12/31/2011...............................   2.305225   2.114340      1,936
   01/01/2012 to 12/31/2012...............................   2.114340   2.391658      1,777
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   1.757562   2.182391          0
   01/01/2004 to 12/31/2004...............................   2.182391   2.427956        462
   01/01/2005 to 12/31/2005...............................   2.427956   2.629272          0
   01/01/2006 to 12/31/2006...............................   2.629272   2.879222     21,779
   01/01/2007 to 12/31/2007...............................   2.879222   2.934480     29,926
   01/01/2008 to 12/31/2008...............................   2.934480   1.752631        836
   01/01/2009 to 12/31/2009...............................   1.752631   2.088957        946
   01/01/2010 to 12/31/2010...............................   2.088957   2.341238        975
   01/01/2011 to 12/31/2011...............................   2.341238   2.149364        962
   01/01/2012 to 12/31/2012...............................   2.149364   2.433764          0
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................   0.866290   1.158543     17,562
   01/01/2004 to 12/31/2004...............................   1.158543   1.367925     64,386
   01/01/2005 to 12/31/2005...............................   1.367925   1.531055    131,907
   01/01/2006 to 12/31/2006...............................   1.531055   1.932832    101,166
   01/01/2007 to 12/31/2007...............................   1.932832   1.872216     61,185
   01/01/2008 to 12/31/2008...............................   1.872216   1.084224     34,530
   01/01/2009 to 12/31/2009...............................   1.084224   1.647106     42,253
   01/01/2010 to 12/31/2010...............................   1.647106   1.878678     37,366
   01/01/2011 to 12/31/2011...............................   1.878678   1.578220     55,051
   01/01/2012 to 12/31/2012...............................   1.578220   1.998300     24,168
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................   1.010605   1.043317          0
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...............................   0.840553   1.143575     21,268
   01/01/2004 to 12/31/2004...............................   1.143575   1.192371     39,133
   01/01/2005 to 12/31/2005...............................   1.192371   1.264812     38,396
   01/01/2006 to 12/31/2006...............................   1.264812   1.414967     23,002
   01/01/2007 to 12/31/2007...............................   1.414967   1.539561     27,495
   01/01/2008 to 12/31/2008...............................   1.539561   0.924091      4,559
   01/01/2009 to 12/31/2009...............................   0.924091   1.211524      5,592
   01/01/2010 to 12/31/2010...............................   1.211524   1.497741      5,554
   01/01/2011 to 12/31/2011...............................   1.497741   1.451544      5,522
   01/01/2012 to 12/31/2012...............................   1.451544   1.681176      6,907

                                                                       2.05% VARIABLE ACCOUNT CHARGE
                                                                    -----------------------------------
                                                                       AUV AT     AUV AT    ACCUM UNITS
                                                                    BEGINNING OF ENDING OF    END OF
                                                                       PERIOD     PERIOD      PERIOD
                                                                    ------------ ---------- -----------
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007........................................  123.860928  151.284020       489
   01/01/2008 to 12/31/2008........................................  151.284020   85.961854       575
   01/01/2009 to 12/31/2009........................................   85.961854  120.309015       205
   01/01/2010 to 12/31/2010........................................  120.309015  128.945415       137
   01/01/2011 to 12/31/2011........................................  128.945415  116.801881       375
   01/01/2012 to 12/31/2012........................................  116.801881  140.182768       107
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005........................................    0.393872    0.471088         0
   01/01/2006 to 12/31/2006........................................    0.471088    0.473203         0
   01/01/2007 to 12/31/2007........................................    0.473203    0.516343         0
   01/01/2008 to 12/31/2008........................................    0.516343    0.320963         0
   01/01/2009 to 12/31/2009........................................    0.320963    0.438858         0
   01/01/2010 to 12/31/2010........................................    0.438858    0.478602         0
   01/01/2011 to 12/31/2011........................................    0.478602    0.469950         0
   01/01/2012 to 12/31/2012........................................    0.469950    0.531986    24,401
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005........................................    7.732662    8.360154         0
   01/01/2006 to 12/31/2006........................................    8.360154    8.814778         0
   01/01/2007 to 12/31/2007........................................    8.814778    9.868827       401
   01/01/2008 to 12/31/2008........................................    9.868827    5.226372     1,408
   01/01/2009 to 12/31/2009........................................    5.226372    7.358053     1,431
   01/01/2010 to 12/31/2010........................................    7.358053    7.886216     1,420
   01/01/2011 to 12/31/2011........................................    7.886216    7.619846     1,118
   01/01/2012 to 04/27/2012........................................    7.619846    8.554182         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................    0.411689    0.427937         0
   01/01/2005 to 04/30/2005........................................    0.427937    0.389178         0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................    0.394146    0.472098         0
   01/01/2006 to 12/31/2006........................................    0.472098    0.474564         0
   01/01/2007 to 12/31/2007........................................    0.474564    0.518549         0
   01/01/2008 to 12/31/2008........................................    0.518549    0.322196         0
   01/01/2009 to 12/31/2009........................................    0.322196    0.441551         0
   01/01/2010 to 12/31/2010........................................    0.441551    0.482092         0
   01/01/2011 to 12/31/2011........................................    0.482092    0.473779         0
   01/01/2012 to 12/31/2012........................................    0.473779    0.536424         0
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................    0.338891    0.417354         0
   01/01/2004 to 12/31/2004........................................    0.417354    0.427943         0
   01/01/2005 to 04/30/2005........................................    0.427943    0.393050         0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................    1.012660    1.045354         0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................    0.522758    0.665295         0
   01/01/2004 to 12/31/2004........................................    0.665295    0.706773    12,142
   01/01/2005 to 12/31/2005........................................    0.706773    0.786484    12,056
   01/01/2006 to 12/31/2006........................................    0.786484    0.757170   120,583
   01/01/2007 to 12/31/2007........................................    0.757170    0.758537   108,705
   01/01/2008 to 12/31/2008........................................    0.758537    0.452895         0
   01/01/2009 to 12/31/2009........................................    0.452895    0.589957     7,484
   01/01/2010 to 12/31/2010........................................    0.589957    0.715482    14,368
   01/01/2011 to 12/31/2011........................................    0.715482    0.723757    14,364
   01/01/2012 to 12/31/2012........................................    0.723757    0.840216    14,359

                                                                     2.05% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006.......................................   8.937807   9.540862          0
   01/01/2007 to 12/31/2007.......................................   9.540862   8.794130          0
   01/01/2008 to 12/31/2008.......................................   8.794130   3.909748        979
   01/01/2009 to 12/31/2009.......................................   3.909748   5.284810        937
   01/01/2010 to 12/31/2010.......................................   5.284810   5.557401      1,006
   01/01/2011 to 04/29/2011.......................................   5.557401   5.896731          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011.......................................   0.596007   0.538312          0
   01/01/2012 to 12/31/2012.......................................   0.538312   0.625243          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006.......................................   0.901154   0.962323          0
   01/01/2007 to 12/31/2007.......................................   0.962323   0.887901          0
   01/01/2008 to 12/31/2008.......................................   0.887901   0.395087    161,005
   01/01/2009 to 12/31/2009.......................................   0.395087   0.534008          0
   01/01/2010 to 12/31/2010.......................................   0.534008   0.561759          0
   01/01/2011 to 04/29/2011.......................................   0.561759   0.596108          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................   2.194308   2.475719        424
   01/01/2005 to 12/31/2005.......................................   2.475719   2.587577     23,572
   01/01/2006 to 12/31/2006.......................................   2.587577   2.950849     14,094
   01/01/2007 to 12/31/2007.......................................   2.950849   3.226693      2,930
   01/01/2008 to 12/31/2008.......................................   3.226693   2.021217      5,691
   01/01/2009 to 12/31/2009.......................................   2.021217   2.572824      2,862
   01/01/2010 to 12/31/2010.......................................   2.572824   3.206516      2,198
   01/01/2011 to 12/31/2011.......................................   3.206516   3.152219      2,141
   01/01/2012 to 12/31/2012.......................................   3.152219   3.528534      2,145
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003.......................................   1.640950   2.190971      9,177
   01/01/2004 to 12/31/2004.......................................   2.190971   2.494244     15,138
   01/01/2005 to 12/31/2005.......................................   2.494244   2.609256     21,158
   01/01/2006 to 12/31/2006.......................................   2.609256   2.978427     20,003
   01/01/2007 to 12/31/2007.......................................   2.978427   3.259939     15,047
   01/01/2008 to 12/31/2008.......................................   3.259939   2.044098      3,606
   01/01/2009 to 12/31/2009.......................................   2.044098   2.604429      4,944
   01/01/2010 to 12/31/2010.......................................   2.604429   3.249234      2,711
   01/01/2011 to 12/31/2011.......................................   3.249234   3.197454        496
   01/01/2012 to 12/31/2012.......................................   3.197454   3.582662          0
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.......................................   0.617465   0.874779          0
   01/01/2004 to 12/31/2004.......................................   0.874779   0.952514     83,676
   01/01/2005 to 12/31/2005.......................................   0.952514   0.974222     40,023
   01/01/2006 to 12/31/2006.......................................   0.974222   1.047280     26,231
   01/01/2007 to 12/31/2007.......................................   1.047280   1.070180     26,345
   01/01/2008 to 12/31/2008.......................................   1.070180   0.615297     25,208
   01/01/2009 to 12/31/2009.......................................   0.615297   0.781702     24,207
   01/01/2010 to 12/31/2010.......................................   0.781702   1.005929     25,158
   01/01/2011 to 12/31/2011.......................................   1.005929   1.012613     21,250
   01/01/2012 to 12/31/2012.......................................   1.012613   1.100025     21,070

                                                               2.05% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.298637    1.516050    16,271
   01/01/2004 to 12/31/2004.................................   1.516050    1.606501    41,785
   01/01/2005 to 12/31/2005.................................   1.606501    1.597498    74,505
   01/01/2006 to 12/31/2006.................................   1.597498    1.708349    82,813
   01/01/2007 to 12/31/2007.................................   1.708349    1.783117    78,255
   01/01/2008 to 12/31/2008.................................   1.783117    1.421860    73,040
   01/01/2009 to 12/31/2009.................................   1.421860    1.905276    58,876
   01/01/2010 to 12/31/2010.................................   1.905276    2.108652    37,042
   01/01/2011 to 12/31/2011.................................   2.108652    2.158086    24,963
   01/01/2012 to 12/31/2012.................................   2.158086    2.387789    33,184
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.320031    2.374605     8,114
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.297733    1.731207     5,306
   01/01/2004 to 12/31/2004.................................   1.731207    2.080325    58,863
   01/01/2005 to 12/31/2005.................................   2.080325    2.281355   118,021
   01/01/2006 to 12/31/2006.................................   2.281355    2.485470    75,819
   01/01/2007 to 12/31/2007.................................   2.485470    2.512446    37,943
   01/01/2008 to 12/31/2008.................................   2.512446    1.292715    35,455
   01/01/2009 to 12/31/2009.................................   1.292715    1.871125     7,707
   01/01/2010 to 12/31/2010.................................   1.871125    2.310726    14,338
   01/01/2011 to 12/31/2011.................................   2.310726    2.112827    12,015
   01/01/2012 to 04/27/2012.................................   2.112827    2.331533         0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.819611    3.047524     1,640
   01/01/2005 to 12/31/2005.................................   3.047524    3.277353    20,566
   01/01/2006 to 12/31/2006.................................   3.277353    3.603719    14,127
   01/01/2007 to 12/31/2007.................................   3.603719    3.282074     9,924
   01/01/2008 to 12/31/2008.................................   3.282074    1.732791     7,432
   01/01/2009 to 12/31/2009.................................   1.732791    2.398216     7,397
   01/01/2010 to 12/31/2010.................................   2.398216    2.697728     5,308
   01/01/2011 to 12/31/2011.................................   2.697728    2.816053     5,156
   01/01/2012 to 12/31/2012.................................   2.816053    3.079655     3,475
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.214789    2.874018    28,639
   01/01/2004 to 12/31/2004.................................   2.874018    3.090673    57,495
   01/01/2005 to 12/31/2005.................................   3.090673    3.325297    27,168
   01/01/2006 to 12/31/2006.................................   3.325297    3.658283    24,323
   01/01/2007 to 12/31/2007.................................   3.658283    3.333417    14,369
   01/01/2008 to 12/31/2008.................................   3.333417    1.760758    11,855
   01/01/2009 to 12/31/2009.................................   1.760758    2.438083    13,870
   01/01/2010 to 12/31/2010.................................   2.438083    2.743894    12,030
   01/01/2011 to 12/31/2011.................................   2.743894    2.865706     2,566
   01/01/2012 to 12/31/2012.................................   2.865706    3.135538     3,897
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.................................   9.997754    7.950715         0
   01/01/2009 to 12/31/2009.................................   7.950715    9.957092     2,703
   01/01/2010 to 12/31/2010.................................   9.957092   10.908234         0
   01/01/2011 to 12/31/2011.................................  10.908234   10.915453     2,347
   01/01/2012 to 12/31/2012.................................  10.915453   12.028704         0
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.................................   9.987193    9.724128     4,538
   01/01/2012 to 12/31/2012.................................   9.724128    9.944730         0

                                                                     2.05% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997754    6.570607      799
   01/01/2009 to 12/31/2009.......................................   6.570607    8.039157      859
   01/01/2010 to 12/31/2010.......................................   8.039157    8.744321      875
   01/01/2011 to 12/31/2011.......................................   8.744321    8.520387      624
   01/01/2012 to 12/31/2012.......................................   8.520387    9.508166      610
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997754    7.002190        0
   01/01/2009 to 12/31/2009.......................................   7.002190    8.818786        0
   01/01/2010 to 12/31/2010.......................................   8.818786    9.507876        0
   01/01/2011 to 12/31/2011.......................................   9.507876    9.151333        0
   01/01/2012 to 12/31/2012.......................................   9.151333   10.410179        0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997754    6.539896        0
   01/01/2009 to 12/31/2009.......................................   6.539896    8.497277        0
   01/01/2010 to 12/31/2010.......................................   8.497277    8.962532        0
   01/01/2011 to 12/31/2011.......................................   8.962532    8.175364        0
   01/01/2012 to 12/31/2012.......................................   8.175364    9.787757        0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.694668    9.972411    2,926
   01/01/2012 to 12/31/2012.......................................   9.972411   11.404591        0
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998315   11.102071    2,944
   01/01/2006 to 12/31/2006.......................................  11.102071   12.580693    2,941
   01/01/2007 to 12/31/2007.......................................  12.580693   12.726895    2,939
   01/01/2008 to 12/31/2008.......................................  12.726895    7.424591    2,935
   01/01/2009 to 12/31/2009.......................................   7.424591    9.564455    2,932
   01/01/2010 to 12/31/2010.......................................   9.564455   10.840802    2,929
   01/01/2011 to 04/29/2011.......................................  10.840802   11.730385        0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.935849   10.351571        0
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998315   10.254906        0
   01/01/2006 to 12/31/2006.......................................  10.254906   10.739749        0
   01/01/2007 to 12/31/2007.......................................  10.739749   11.106799        0
   01/01/2008 to 12/31/2008.......................................  11.106799    9.315287   28,616
   01/01/2009 to 12/31/2009.......................................   9.315287   10.999521      997
   01/01/2010 to 12/31/2010.......................................  10.999521   11.859628      997
   01/01/2011 to 12/31/2011.......................................  11.859628   11.997446      996
   01/01/2012 to 12/31/2012.......................................  11.997446   12.831605      995
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998315   10.471891        0
   01/01/2006 to 12/31/2006.......................................  10.471891   11.226706        0
   01/01/2007 to 12/31/2007.......................................  11.226706   11.526811    9,938
   01/01/2008 to 12/31/2008.......................................  11.526811    8.853522        0
   01/01/2009 to 12/31/2009.......................................   8.853522   10.727624   14,233
   01/01/2010 to 12/31/2010.......................................  10.727624   11.721470   13,598
   01/01/2011 to 12/31/2011.......................................  11.721470   11.604606   12,922
   01/01/2012 to 12/31/2012.......................................  11.604606   12.670904   12,299

                                                            2.05% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------
                                                             AUV AT     AUV AT   ACCUM UNITS
                                                          BEGINNING OF ENDING OF   END OF
                                                             PERIOD     PERIOD     PERIOD
                                                          ------------ --------- -----------
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   0.848220    1.118141   15,614
   01/01/2004 to 12/31/2004..............................   1.118141    1.267594   32,206
   01/01/2005 to 12/31/2005..............................   1.267594    1.391243   23,080
   01/01/2006 to 12/31/2006..............................   1.391243    1.497022   13,730
   01/01/2007 to 12/31/2007..............................   1.497022    1.576713    6,877
   01/01/2008 to 12/31/2008..............................   1.576713    0.982693    4,193
   01/01/2009 to 12/31/2009..............................   0.982693    1.316812    5,796
   01/01/2010 to 12/31/2010..............................   1.316812    1.625479    4,890
   01/01/2011 to 12/31/2011..............................   1.625479    1.557724      516
   01/01/2012 to 12/31/2012..............................   1.557724    1.790397      336
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998315   10.701694      261
   01/01/2006 to 12/31/2006..............................  10.701694   11.726488   20,728
   01/01/2007 to 12/31/2007..............................  11.726488   11.986534   40,156
   01/01/2008 to 12/31/2008..............................  11.986534    8.380231   26,032
   01/01/2009 to 12/31/2009..............................   8.380231   10.388402   21,231
   01/01/2010 to 12/31/2010..............................  10.388402   11.518240   20,335
   01/01/2011 to 12/31/2011..............................  11.518240   11.130529   19,135
   01/01/2012 to 12/31/2012..............................  11.130529   12.347306   23,245
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998315   10.926575        0
   01/01/2006 to 12/31/2006..............................  10.926575   12.227369   14,394
   01/01/2007 to 12/31/2007..............................  12.227369   12.439069   19,365
   01/01/2008 to 12/31/2008..............................  12.439069    7.906563   37,246
   01/01/2009 to 12/31/2009..............................   7.906563    9.999785   33,416
   01/01/2010 to 12/31/2010..............................   9.999785   11.237078    4,385
   01/01/2011 to 12/31/2011..............................  11.237078   10.594228    4,343
   01/01/2012 to 12/31/2012..............................  10.594228   11.975033    4,306
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   2.468025    3.091926    4,878
   01/01/2004 to 12/31/2004..............................   3.091926    3.340382    8,257
   01/01/2005 to 12/31/2005..............................   3.340382    3.416003    4,423
   01/01/2006 to 12/31/2006..............................   3.416003    3.855139    3,190
   01/01/2007 to 12/31/2007..............................   3.855139    3.964364    2,281
   01/01/2008 to 12/31/2008..............................   3.964364    2.436584    2,359
   01/01/2009 to 12/31/2009..............................   2.436584    3.005903    2,350
   01/01/2010 to 12/31/2010..............................   3.005903    3.371683    2,250
   01/01/2011 to 12/31/2011..............................   3.371683    3.357426    2,097
   01/01/2012 to 12/31/2012..............................   3.357426    3.796403    1,968
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................   7.443730    8.216169        0
   01/01/2005 to 12/31/2005..............................   8.216169    8.605513        0
   01/01/2006 to 04/30/2006..............................   8.605513    8.975089        0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................   0.637003    0.758261        0
   01/01/2004 to 12/31/2004..............................   0.758261    0.826613        0
   01/01/2005 to 12/31/2005..............................   0.826613    0.867501        0
   01/01/2006 to 04/30/2006..............................   0.867501    0.905052        0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..............................   0.639280    0.776109        0
   01/01/2004 to 04/30/2004..............................   0.776109    0.788473        0

                                                                        2.05% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.720086   0.931581     12,453
   01/01/2004 to 12/31/2004..........................................   0.931581   1.091142     36,320
   01/01/2005 to 12/31/2005..........................................   1.091142   1.244632     99,569
   01/01/2006 to 12/31/2006..........................................   1.244632   1.543379     71,829
   01/01/2007 to 12/31/2007..........................................   1.543379   1.712843     99,699
   01/01/2008 to 12/31/2008..........................................   1.712843   0.967084    122,309
   01/01/2009 to 12/31/2009..........................................   0.967084   1.246534     50,517
   01/01/2010 to 12/31/2010..........................................   1.246534   1.360540     47,280
   01/01/2011 to 12/31/2011..........................................   1.360540   1.190159     40,566
   01/01/2012 to 12/31/2012..........................................   1.190159   1.360684     39,128
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.291543   3.563658     64,762
   01/01/2005 to 12/31/2005..........................................   3.563658   3.591086     24,934
   01/01/2006 to 12/31/2006..........................................   3.591086   3.938285     39,408
   01/01/2007 to 12/31/2007..........................................   3.938285   4.016800     24,518
   01/01/2008 to 12/31/2008..........................................   4.016800   3.055626     20,106
   01/01/2009 to 12/31/2009..........................................   3.055626   3.541572      6,569
   01/01/2010 to 12/31/2010..........................................   3.541572   3.809704      6,117
   01/01/2011 to 12/31/2011..........................................   3.809704   3.813152        935
   01/01/2012 to 12/31/2012..........................................   3.813152   4.157802        953
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.187645   1.391978     14,196
   01/01/2004 to 04/30/2004..........................................   1.391978   1.376879     51,121
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.170946   1.258177      9,897
   01/01/2005 to 12/31/2005..........................................   1.258177   1.212374     29,012
   01/01/2006 to 12/31/2006..........................................   1.212374   1.399731     30,279
   01/01/2007 to 12/31/2007..........................................   1.399731   1.315967     32,462
   01/01/2008 to 12/31/2008..........................................   1.315967   0.854676     42,165
   01/01/2009 to 12/31/2009..........................................   0.854676   1.009695     37,135
   01/01/2010 to 12/31/2010..........................................   1.009695   1.099806     32,240
   01/01/2011 to 12/31/2011..........................................   1.099806   1.084420     36,532
   01/01/2012 to 12/31/2012..........................................   1.084420   1.235659     34,955
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.945336   1.160856     36,493
   01/01/2004 to 12/31/2004..........................................   1.160856   1.265644    120,973
   01/01/2005 to 12/31/2005..........................................   1.265644   1.220906    112,786
   01/01/2006 to 12/31/2006..........................................   1.220906   1.410715     62,250
   01/01/2007 to 12/31/2007..........................................   1.410715   1.327641     35,906
   01/01/2008 to 12/31/2008..........................................   1.327641   0.863456      2,967
   01/01/2009 to 12/31/2009..........................................   0.863456   1.020795      2,939
   01/01/2010 to 12/31/2010..........................................   1.020795   1.112637      2,916
   01/01/2011 to 12/31/2011..........................................   1.112637   1.098891      2,896
   01/01/2012 to 12/31/2012..........................................   1.098891   1.252957      2,875
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.958902   1.185353          0
   01/01/2004 to 12/31/2004..........................................   1.185353   1.328484          0
   01/01/2005 to 12/31/2005..........................................   1.328484   1.406498          0
   01/01/2006 to 12/31/2006..........................................   1.406498   1.580264          0
   01/01/2007 to 12/31/2007..........................................   1.580264   1.506066      3,107
   01/01/2008 to 12/31/2008..........................................   1.506066   0.910304      3,106
   01/01/2009 to 12/31/2009..........................................   0.910304   1.219686      3,105
   01/01/2010 to 12/31/2010..........................................   1.219686   1.468110      3,104
   01/01/2011 to 12/31/2011..........................................   1.468110   1.362486      3,103
   01/01/2012 to 12/31/2012..........................................   1.362486   1.405242      3,102

                                                                                      2.05% VARIABLE ACCOUNT CHARGE
                                                                                    ----------------------------------
                                                                                       AUV AT     AUV AT      ACCUM UNITS
                                                                                    BEGINNING OF ENDING OF      END OF
                                                                                       PERIOD     PERIOD        PERIOD
                                                                                    ------------ ---------    -----------
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003........................................................ 0.680380     0.914558          0
   01/01/2004 to 12/31/2004........................................................ 0.914558     1.068624      1,253
   01/01/2005 to 12/31/2005........................................................ 1.068624     1.182402      1,199
   01/01/2006 to 12/31/2006........................................................ 1.182402     1.453267          0
   01/01/2007 to 12/31/2007........................................................ 1.453267     1.573391          0
   01/01/2008 to 12/31/2008........................................................ 1.573391     0.890901          0
   01/01/2009 to 12/31/2009........................................................ 0.890901     1.119727          0
   01/01/2010 to 12/31/2010........................................................ 1.119727     1.183829          0
   01/01/2011 to 12/31/2011........................................................ 1.183829     1.013133          0
   01/01/2012 to 12/31/2012........................................................ 1.013133     1.171361          0
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........................................................ 1.181690     1.366533     15,166
   01/01/2011 to 12/31/2011........................................................ 1.366533     1.246180     14,859
   01/01/2012 to 12/31/2012........................................................ 1.246180     1.334072     12,341
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003........................................................ 0.806844     1.123190     30,026
   01/01/2004 to 04/30/2004........................................................ 1.123190     1.110647     41,498
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap
   Sub-Account))
   01/01/2003 to 12/31/2003........................................................ 1.041289     1.369860      4,015
   01/01/2004 to 12/31/2004........................................................ 1.369860     1.567810     81,235
   01/01/2005 to 12/31/2005........................................................ 1.567810     1.638441     66,463
   01/01/2006 to 12/31/2006........................................................ 1.638441     1.790826     42,408
   01/01/2007 to 12/31/2007........................................................ 1.790826     1.896577     44,510
   01/01/2008 to 12/31/2008........................................................ 1.896577     0.828031     19,408
   01/01/2009 to 12/31/2009........................................................ 0.828031     1.083252      9,405
   01/01/2010 to 04/30/2010........................................................ 1.083252     1.169912          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................ 1.571519     1.760407     46,955
   01/01/2005 to 12/31/2005........................................................ 1.760407     1.792225     82,193
   01/01/2006 to 12/31/2006........................................................ 1.792225     2.044681     13,083
   01/01/2007 to 12/31/2007........................................................ 2.044681     1.929019     13,130
   01/01/2008 to 12/31/2008........................................................ 1.929019     1.161132     11,963
   01/01/2009 to 12/31/2009........................................................ 1.161132     1.283563     12,691
   01/01/2010 to 12/31/2010........................................................ 1.283563     1.525914     12,609
   01/01/2011 to 12/31/2011........................................................ 1.525914     1.577341     10,475
   01/01/2012 to 12/31/2012........................................................ 1.577341     1.695876      8,781
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................................ 1.064948     1.564135     44,439
   01/01/2004 to 12/31/2004........................................................ 1.564135     1.764719     93,196
   01/01/2005 to 12/31/2005........................................................ 1.764719     1.797420     62,812
   01/01/2006 to 12/31/2006........................................................ 1.797420     2.054115     47,434
   01/01/2007 to 12/31/2007........................................................ 2.054115     1.940222     40,032
   01/01/2008 to 12/31/2008........................................................ 1.940222     1.168910     19,957
   01/01/2009 to 12/31/2009........................................................ 1.168910     1.293156      7,083
   01/01/2010 to 12/31/2010........................................................ 1.293156     1.538721      7,047
   01/01/2011 to 12/31/2011........................................................ 1.538721     1.591360      5,232
   01/01/2012 to 12/31/2012........................................................ 1.591360     1.713262      5,211

                                                   2.05% VARIABLE ACCOUNT CHARGE
                                                 ----------------------------------
                                                    AUV AT     AUV AT   ACCUM UNITS
                                                 BEGINNING OF ENDING OF   END OF
                                                    PERIOD     PERIOD     PERIOD
                                                 ------------ --------- -----------
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005.....................   7.732662    8.360154         0
   01/01/2006 to 12/31/2006.....................   8.360154    8.814778         0
   01/01/2007 to 12/31/2007.....................   8.814778    9.868827       401
   01/01/2008 to 12/31/2008.....................   9.868827    5.226372     1,408
   01/01/2009 to 12/31/2009.....................   5.226372    7.358053     1,431
   01/01/2010 to 12/31/2010.....................   7.358053    7.886216     1,420
   01/01/2011 to 12/31/2011.....................   7.886216    7.619846     1,118
   01/01/2012 to 12/31/2012.....................   7.619846    8.554182         0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004.....................  12.171935   13.980317       107
   01/01/2005 to 12/31/2005.....................  13.980317   15.886236       589
   01/01/2006 to 12/31/2006.....................  15.886236   18.109813       571
   01/01/2007 to 12/31/2007.....................  18.109813   18.851238       542
   01/01/2008 to 12/31/2008.....................  18.851238   10.977278     1,308
   01/01/2009 to 12/31/2009.....................  10.977278   15.034985     1,203
   01/01/2010 to 12/31/2010.....................  15.034985   17.076183     1,189
   01/01/2011 to 12/31/2011.....................  17.076183   15.324030       937
   01/01/2012 to 12/31/2012.....................  15.324030   18.190324       430
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006.....................  10.782931   10.841495         0
   01/01/2007 to 12/31/2007.....................  10.841495   11.767148         0
   01/01/2008 to 12/31/2008.....................  11.767148   10.733538    10,606
   01/01/2009 to 12/31/2009.....................  10.733538   12.413781     5,521
   01/01/2010 to 12/31/2010.....................  12.413781   13.105836     3,811
   01/01/2011 to 12/31/2011.....................  13.105836   14.271213     6,222
   01/01/2012 to 12/31/2012.....................  14.271213   15.256787     3,084
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003.....................   1.121846    1.146411   146,089
   01/01/2004 to 12/31/2004.....................   1.146411    1.179026   167,218
   01/01/2005 to 12/31/2005.....................   1.179026    1.181130   177,269
   01/01/2006 to 12/31/2006.....................   1.181130    1.209509   140,044
   01/01/2007 to 12/31/2007.....................   1.209509    1.274466   125,567
   01/01/2008 to 12/31/2008.....................   1.274466    1.253655    79,120
   01/01/2009 to 12/31/2009.....................   1.253655    1.449658   271,476
   01/01/2010 to 12/31/2010.....................   1.449658    1.536291   262,673
   01/01/2011 to 12/31/2011.....................   1.536291    1.552910   144,518
   01/01/2012 to 12/31/2012.....................   1.552910    1.662273    97,714
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012.....................  10.702228   10.820402         0
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003.....................   0.292440    0.451458    19,399
   01/01/2004 to 12/31/2004.....................   0.451458    0.423199    48,834
   01/01/2005 to 12/31/2005.....................   0.423199    0.460312    21,816
   01/01/2006 to 12/31/2006.....................   0.460312    0.475108    22,315
   01/01/2007 to 12/31/2007.....................   0.475108    0.612139    26,080
   01/01/2008 to 12/31/2008.....................   0.612139    0.333103    20,949
   01/01/2009 to 12/31/2009.....................   0.333103    0.518809    37,202
   01/01/2010 to 12/31/2010.....................   0.518809    0.649038    19,728
   01/01/2011 to 12/31/2011.....................   0.649038    0.572970    21,010
   01/01/2012 to 12/31/2012.....................   0.572970    0.629302    22,720

                                                 2.05% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.902525    1.288438     8,677
   01/01/2004 to 12/31/2004...................   1.288438    1.481890    18,127
   01/01/2005 to 12/31/2005...................   1.481890    1.514345    27,264
   01/01/2006 to 12/31/2006...................   1.514345    1.744540    29,627
   01/01/2007 to 12/31/2007...................   1.744540    1.679813     4,432
   01/01/2008 to 12/31/2008...................   1.679813    1.091499     4,815
   01/01/2009 to 12/31/2009...................   1.091499    1.343751     4,820
   01/01/2010 to 12/31/2010...................   1.343751    1.666412     5,076
   01/01/2011 to 12/31/2011...................   1.666412    1.562667     4,890
   01/01/2012 to 12/31/2012...................   1.562667    1.776523     5,199
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010638    1.063387         0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.473677   11.070908         0
   01/01/2007 to 12/31/2007...................  11.070908   11.430585         0
   01/01/2008 to 12/31/2008...................  11.430585    8.391697         0
   01/01/2009 to 12/31/2009...................   8.391697   10.267504         0
   01/01/2010 to 12/31/2010...................  10.267504   11.290419         0
   01/01/2011 to 12/31/2011...................  11.290419   11.179172         0
   01/01/2012 to 12/31/2012...................  11.179172   12.357921         0
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.663832   11.323661         0
   01/01/2007 to 12/31/2007...................  11.323661   11.715944         0
   01/01/2008 to 12/31/2008...................  11.715944    7.693486         0
   01/01/2009 to 12/31/2009...................   7.693486    9.730686         0
   01/01/2010 to 12/31/2010...................   9.730686   10.882702         0
   01/01/2011 to 12/31/2011...................  10.882702   10.435307         0
   01/01/2012 to 12/31/2012...................  10.435307   11.759200         0
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.077573    1.162657     2,171
   01/01/2005 to 12/31/2005...................   1.162657    1.211211    29,547
   01/01/2006 to 12/31/2006...................   1.211211    1.339573    29,022
   01/01/2007 to 12/31/2007...................   1.339573    1.432337    25,986
   01/01/2008 to 12/31/2008...................   1.432337    0.813799    15,214
   01/01/2009 to 12/31/2009...................   0.813799    1.140418    18,190
   01/01/2010 to 12/31/2010...................   1.140418    1.304368    16,312
   01/01/2011 to 12/31/2011...................   1.304368    1.260890    10,181
   01/01/2012 to 12/31/2012...................   1.260890    1.465844    10,818
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003...................   0.449045    0.601135    44,461
   01/01/2004 to 12/31/2004...................   0.601135    0.693872   124,789
   01/01/2005 to 12/31/2005...................   0.693872    0.779272    66,704
   01/01/2006 to 12/31/2006...................   0.779272    0.810563    90,073
   01/01/2007 to 12/31/2007...................   0.810563    0.934079   103,454
   01/01/2008 to 12/31/2008...................   0.934079    0.551325   107,546
   01/01/2009 to 12/31/2009...................   0.551325    0.785752    33,818
   01/01/2010 to 12/31/2010...................   0.785752    0.982932    33,961
   01/01/2011 to 12/31/2011...................   0.982932    0.947158    21,629
   01/01/2012 to 12/31/2012...................   0.947158    1.054797    12,532
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.181725    1.254435         0
   01/01/2005 to 12/31/2005...................   1.254435    1.360754     8,536
   01/01/2006 to 12/31/2006...................   1.360754    1.381585    57,256
   01/01/2007 to 12/31/2007...................   1.381585    1.482417    33,171
   01/01/2008 to 12/31/2008...................   1.482417    0.924804    47,212
   01/01/2009 to 12/31/2009...................   0.924804    1.256087     9,087
   01/01/2010 to 12/31/2010...................   1.256087    1.657190    10,613
   01/01/2011 to 12/31/2011...................   1.657190    1.647125    10,429
   01/01/2012 to 12/31/2012...................   1.647125    1.870231     8,058

                                                                                  2.05% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.753911    1.851386     6,651
   01/01/2005 to 12/31/2005....................................................   1.851386    1.860388    16,045
   01/01/2006 to 12/31/2006....................................................   1.860388    1.910692    16,977
   01/01/2007 to 12/31/2007....................................................   1.910692    1.941043    10,987
   01/01/2008 to 12/31/2008....................................................   1.941043    1.612071     4,977
   01/01/2009 to 12/31/2009....................................................   1.612071    2.083087    15,369
   01/01/2010 to 12/31/2010....................................................   2.083087    2.295023     6,327
   01/01/2011 to 12/31/2011....................................................   2.295023    2.379785     7,448
   01/01/2012 to 12/31/2012....................................................   2.379785    2.594530     3,680
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.624734    1.790682    65,852
   01/01/2004 to 12/31/2004....................................................   1.790682    1.867873   300,521
   01/01/2005 to 12/31/2005....................................................   1.867873    1.878977   332,073
   01/01/2006 to 12/31/2006....................................................   1.878977    1.930329    97,253
   01/01/2007 to 12/31/2007....................................................   1.930329    1.964483    72,467
   01/01/2008 to 12/31/2008....................................................   1.964483    1.633638    43,385
   01/01/2009 to 12/31/2009....................................................   1.633638    2.112289    30,608
   01/01/2010 to 12/31/2010....................................................   2.112289    2.330677    30,804
   01/01/2011 to 12/31/2011....................................................   2.330677    2.418818    12,570
   01/01/2012 to 12/31/2012....................................................   2.418818    2.637181         0
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.449686    1.477867       529
   01/01/2005 to 12/31/2005....................................................   1.477867    1.468099    71,047
   01/01/2006 to 12/31/2006....................................................   1.468099    1.494700    70,250
   01/01/2007 to 12/31/2007....................................................   1.494700    1.523268    79,306
   01/01/2008 to 12/31/2008....................................................   1.523268    1.484334    41,252
   01/01/2009 to 12/31/2009....................................................   1.484334    1.513554    35,855
   01/01/2010 to 12/31/2010....................................................   1.513554    1.564290    36,485
   01/01/2011 to 12/31/2011....................................................   1.564290    1.613338    28,409
   01/01/2012 to 12/31/2012....................................................   1.613338    1.628597    29,100
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.486992    1.479373    78,735
   01/01/2004 to 12/31/2004....................................................   1.479373    1.489930   134,760
   01/01/2005 to 12/31/2005....................................................   1.489930    1.482837   108,948
   01/01/2006 to 12/31/2006....................................................   1.482837    1.510579    88,726
   01/01/2007 to 12/31/2007....................................................   1.510579    1.540916    69,375
   01/01/2008 to 12/31/2008....................................................   1.540916    1.503104    27,814
   01/01/2009 to 12/31/2009....................................................   1.503104    1.534245    23,823
   01/01/2010 to 12/31/2010....................................................   1.534245    1.588358    24,205
   01/01/2011 to 12/31/2011....................................................   1.588358    1.638412    11,033
   01/01/2012 to 12/31/2012....................................................   1.638412    1.655508         0
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006....................................................  13.671130   14.264903       361
   01/01/2007 to 12/31/2007....................................................  14.264903   14.402794     5,903
   01/01/2008 to 12/31/2008....................................................  14.402794   12.758660     1,897
   01/01/2009 to 12/31/2009....................................................  12.758660   14.040382     1,952
   01/01/2010 to 12/31/2010....................................................  14.040382   14.605456     1,951
   01/01/2011 to 12/31/2011....................................................  14.605456   15.145505     2,004
   01/01/2012 to 12/31/2012....................................................  15.145505   15.594606     1,812

                                                             2.05% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003...............................   1.036946    1.555856    29,079
   01/01/2004 to 12/31/2004...............................   1.555856    1.837877   118,842
   01/01/2005 to 12/31/2005...............................   1.837877    2.251597    96,379
   01/01/2006 to 12/31/2006...............................   2.251597    2.729860    82,271
   01/01/2007 to 12/31/2007...............................   2.729860    3.239059   116,556
   01/01/2008 to 12/31/2008...............................   3.239059    1.471055    75,397
   01/01/2009 to 12/31/2009...............................   1.471055    2.318836    31,751
   01/01/2010 to 12/31/2010...............................   2.318836    2.774104    26,184
   01/01/2011 to 12/31/2011...............................   2.774104    2.192076    23,572
   01/01/2012 to 12/31/2012...............................   2.192076    2.531358    19,368
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003...............................   7.215819    9.647551    28,424
   01/01/2004 to 12/31/2004...............................   9.647551   10.605799    55,853
   01/01/2005 to 12/31/2005...............................  10.605799   12.043723    68,792
   01/01/2006 to 12/31/2006...............................  12.043723   12.973278    58,186
   01/01/2007 to 12/31/2007...............................  12.973278   14.242091    45,319
   01/01/2008 to 12/31/2008...............................  14.242091    7.797364    36,510
   01/01/2009 to 12/31/2009...............................   7.797364   10.623307    30,599
   01/01/2010 to 12/31/2010...............................  10.623307   12.321390    29,908
   01/01/2011 to 12/31/2011...............................  12.321390   11.526758    22,371
   01/01/2012 to 12/31/2012...............................  11.526758   13.278529    20,187
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003...............................   5.801504    7.508206    31,409
   01/01/2004 to 12/31/2004...............................   7.508206    8.098238    69,227
   01/01/2005 to 12/31/2005...............................   8.098238    8.376225    94,670
   01/01/2006 to 12/31/2006...............................   8.376225    9.430876    67,103
   01/01/2007 to 12/31/2007...............................   9.430876    9.680001    61,725
   01/01/2008 to 12/31/2008...............................   9.680001    5.878832    46,419
   01/01/2009 to 12/31/2009...............................   5.878832    7.540018    43,466
   01/01/2010 to 12/31/2010...............................   7.540018    8.210688    40,797
   01/01/2011 to 12/31/2011...............................   8.210688    7.877519    29,839
   01/01/2012 to 12/31/2012...............................   7.877519    9.043227    23,665



                                                                        2.10% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------

American Forerunner -- 2.10
  AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................  10.147405   10.444693      0
  American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................  10.007698    6.977907      0
   01/01/2009 to 12/31/2009..........................................   6.977907    8.836743      0
   01/01/2010 to 12/31/2010..........................................   8.836743    9.705506      0
   01/01/2011 to 12/31/2011..........................................   9.705506    9.302038      0
   01/01/2012 to 12/31/2012..........................................   9.302038   10.339948      0
  American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008..........................................   9.997699    6.329165      0
   01/01/2009 to 12/31/2009..........................................   6.329165    8.307311      0
   01/01/2010 to 12/31/2010..........................................   8.307311    9.231609      0
   01/01/2011 to 12/31/2011..........................................   9.231609    8.612281      0
   01/01/2012 to 12/31/2012..........................................   8.612281    9.794980      0

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                  ----------------------------------
                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                  BEGINNING OF ENDING OF   END OF
                                                                     PERIOD     PERIOD     PERIOD
                                                                  ------------ --------- -----------
  American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008......................................  10.017698    7.648408         0
   01/01/2009 to 12/31/2009......................................   7.648408    9.241758         0
   01/01/2010 to 12/31/2010......................................   9.241758    9.946333         0
   01/01/2011 to 12/31/2011......................................   9.946333    9.758710         0
   01/01/2012 to 12/31/2012......................................   9.758710   10.590550         0
  AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012......................................  11.072906   11.423719         0
  Baillie Gifford International Stock Sub-Account (Class B)
   (previously Artio International Stock Sub-Account (Class B))
   05/01/2004 to 12/31/2004......................................   1.079028    1.226909         0
   01/01/2005 to 12/31/2005......................................   1.226909    1.412787         0
   01/01/2006 to 12/31/2006......................................   1.412787    1.608014         0
   01/01/2007 to 12/31/2007......................................   1.608014    1.732952         0
   01/01/2008 to 12/31/2008......................................   1.732952    0.946115         0
   01/01/2009 to 12/31/2009......................................   0.946115    1.129214         0
   01/01/2010 to 12/31/2010......................................   1.129214    1.181630         0
   01/01/2011 to 12/31/2011......................................   1.181630    0.924153         0
   01/01/2012 to 12/31/2012......................................   0.924153    1.080102         0
  Baillie Gifford International Stock Sub-Account (Class E)
   (previously Artio International Stock Sub-Account (Class E))
   01/01/2003 to 12/31/2003......................................   0.857994    1.074556    58,833
   01/01/2004 to 12/31/2004......................................   1.074556    1.241720    83,959
   01/01/2005 to 12/31/2005......................................   1.241720    1.432444    67,959
   01/01/2006 to 12/31/2006......................................   1.432444    1.630846   111,920
   01/01/2007 to 12/31/2007......................................   1.630846    1.759723    97,687
   01/01/2008 to 12/31/2008......................................   1.759723    0.961425    98,158
   01/01/2009 to 12/31/2009......................................   0.961425    1.148211    97,580
   01/01/2010 to 12/31/2010......................................   1.148211    1.203493    72,759
   01/01/2011 to 12/31/2011......................................   1.203493    0.943049    13,947
   01/01/2012 to 12/31/2012......................................   0.943049    1.102438    16,834
  Barclays Capital Aggregate Bond Index Sub-Account
   01/01/2003 to 12/31/2003......................................   1.188726    1.203382    48,838
   01/01/2004 to 12/31/2004......................................   1.203382    1.223603    66,051
   01/01/2005 to 12/31/2005......................................   1.223603    1.220446    43,533
   01/01/2006 to 12/31/2006......................................   1.220446    1.240723    40,504
   01/01/2007 to 12/31/2007......................................   1.240723    1.295723    39,945
   01/01/2008 to 12/31/2008......................................   1.295723    1.340168    13,027
   01/01/2009 to 12/31/2009......................................   1.340168    1.377670    17,483
   01/01/2010 to 12/31/2010......................................   1.377670    1.425849    16,451
   01/01/2011 to 12/31/2011......................................   1.425849    1.497991       191
   01/01/2012 to 12/31/2012......................................   1.497991    1.519866       186
  BlackRock Aggressive Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................  30.005527   33.112837         0
   01/01/2005 to 12/31/2005......................................  33.112837   35.809593         0
   01/01/2006 to 12/31/2006......................................  35.809593   37.335334         0
   01/01/2007 to 12/31/2007......................................  37.335334   43.952928         0
   01/01/2008 to 12/31/2008......................................  43.952928   23.308100         0
   01/01/2009 to 12/31/2009......................................  23.308100   34.021411       948
   01/01/2010 to 12/31/2010......................................  34.021411   38.310137       260
   01/01/2011 to 12/31/2011......................................  38.310137   36.298275        87
   01/01/2012 to 12/31/2012......................................  36.298275   39.340198         0

                                                                                   2.10% VARIABLE ACCOUNT CHARGE
                                                                                 ----------------------------------
                                                                                    AUV AT     AUV AT   ACCUM UNITS
                                                                                 BEGINNING OF ENDING OF   END OF
                                                                                    PERIOD     PERIOD     PERIOD
                                                                                 ------------ --------- -----------
  BlackRock Bond Income Sub-Account (Class B)
   01/01/2003 to 12/31/2003.....................................................   3.662177    3.786284   186,970
   01/01/2004 to 12/31/2004.....................................................   3.786284    3.862072   148,929
   01/01/2005 to 12/31/2005.....................................................   3.862072    3.863517   108,189
   01/01/2006 to 12/31/2006.....................................................   3.863517    3.939970    51,658
   01/01/2007 to 12/31/2007.....................................................   3.939970    4.089984    38,442
   01/01/2008 to 12/31/2008.....................................................   4.089984    3.857986    24,944
   01/01/2009 to 12/31/2009.....................................................   3.857986    4.124761    24,842
   01/01/2010 to 12/31/2010.....................................................   4.124761    4.364973    19,986
   01/01/2011 to 12/31/2011.....................................................   4.364973    4.543986       162
   01/01/2012 to 12/31/2012.....................................................   4.543986    4.773039         0
  BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................  31.186373   33.492293         0
   01/01/2005 to 12/31/2005.....................................................  33.492293   33.722804         0
   01/01/2006 to 12/31/2006.....................................................  33.722804   36.407498         0
   01/01/2007 to 12/31/2007.....................................................  36.407498   37.649096         0
   01/01/2008 to 12/31/2008.....................................................  37.649096   27.660978         0
   01/01/2009 to 12/31/2009.....................................................  27.660978   31.691129         0
   01/01/2010 to 12/31/2010.....................................................  31.691129   33.923394         0
   01/01/2011 to 12/31/2011.....................................................  33.923394   34.412217         0
   01/01/2012 to 12/31/2012.....................................................  34.412217   37.773149         0
  BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012.....................................................   9.904073   10.176874         0
  BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007.....................................................   6.608868    6.634348    16,142
   01/01/2008 to 12/31/2008.....................................................   6.634348    4.072452    16,218
   01/01/2009 to 12/31/2009.....................................................   4.072452    4.753345    15,977
   01/01/2010 to 12/31/2010.....................................................   4.753345    5.234343    14,432
   01/01/2011 to 12/31/2011.....................................................   5.234343    5.138863     9,436
   01/01/2012 to 12/31/2012.....................................................   5.138863    5.706414     8,866
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2003 to 12/31/2003.....................................................   4.099681    5.215161    27,227
   01/01/2004 to 12/31/2004.....................................................   5.215161    5.647692    23,385
   01/01/2005 to 12/31/2005.....................................................   5.647692    5.714097    23,230
   01/01/2006 to 12/31/2006.....................................................   5.714097    6.369775    24,315
   01/01/2007 to 04/27/2007.....................................................   6.369775    6.664956         0
  BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................   1.054205    1.157598         0
   01/01/2005 to 12/31/2005.....................................................   1.157598    1.196607         0
   01/01/2006 to 12/31/2006.....................................................   1.196607    1.395964         0
   01/01/2007 to 12/31/2007.....................................................   1.395964    1.409567         0
   01/01/2008 to 12/31/2008.....................................................   1.409567    0.895598         0
   01/01/2009 to 12/31/2009.....................................................   0.895598    0.973927         0
   01/01/2010 to 12/31/2010.....................................................   0.973927    1.038821         0
   01/01/2011 to 12/31/2011.....................................................   1.038821    1.038128         0
   01/01/2012 to 12/31/2012.....................................................   1.038128    1.158439         0
  BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.....................................................   0.788702    1.045806         0
   01/01/2004 to 12/31/2004.....................................................   1.045806    1.160433    15,493
   01/01/2005 to 12/31/2005.....................................................   1.160433    1.201055    14,641
   01/01/2006 to 12/31/2006.....................................................   1.201055    1.402037    16,897
   01/01/2007 to 12/31/2007.....................................................   1.402037    1.417660    12,765
   01/01/2008 to 12/31/2008.....................................................   1.417660    0.901722    12,145
   01/01/2009 to 12/31/2009.....................................................   0.901722    0.981669     9,471
   01/01/2010 to 12/31/2010.....................................................   0.981669    1.047821     8,787
   01/01/2011 to 12/31/2011.....................................................   1.047821    1.047918     4,005
   01/01/2012 to 12/31/2012.....................................................   1.047918    1.171093     3,886

                                                              2.10% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.170036    2.366794         0
   01/01/2005 to 12/31/2005................................   2.366794    2.474278         0
   01/01/2006 to 12/31/2006................................   2.474278    2.517135         0
   01/01/2007 to 12/31/2007................................   2.517135    2.918828         0
   01/01/2008 to 12/31/2008................................   2.918828    1.809301         0
   01/01/2009 to 12/31/2009................................   1.809301    2.418469         0
   01/01/2010 to 12/31/2010................................   2.418469    2.829323         0
   01/01/2011 to 12/31/2011................................   2.829323    2.516975         0
   01/01/2012 to 12/31/2012................................   2.516975    2.811219         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)
   (formerly FI Large Cap Sub-Account)
   05/01/2006 to 12/31/2006................................  15.972141   16.083155         0
   01/01/2007 to 12/31/2007................................  16.083155   16.333316         0
   01/01/2008 to 12/31/2008................................  16.333316    8.803802         0
   01/01/2009 to 05/01/2009................................   8.803802    9.166183         0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)
   01/01/2003 to 12/31/2003................................   1.697395    2.242377    76,830
   01/01/2004 to 12/31/2004................................   2.242377    2.384636    74,356
   01/01/2005 to 12/31/2005................................   2.384636    2.495216    71,805
   01/01/2006 to 12/31/2006................................   2.495216    2.541182    72,794
   01/01/2007 to 12/31/2007................................   2.541182    2.949470    54,347
   01/01/2008 to 12/31/2008................................   2.949470    1.830110    50,701
   01/01/2009 to 12/31/2009................................   1.830110    2.448413    39,150
   01/01/2010 to 12/31/2010................................   2.448413    2.868049    33,705
   01/01/2011 to 12/31/2011................................   2.868049    2.554003     5,842
   01/01/2012 to 12/31/2012................................   2.554003    2.855133     6,067
  BlackRock Money Market Sub-Account (Class B)
   01/01/2003 to 12/31/2003................................   1.940979    1.911192   325,263
   01/01/2004 to 12/31/2004................................   1.911192    1.885104   120,130
   01/01/2005 to 12/31/2005................................   1.885104    1.894708    99,720
   01/01/2006 to 12/31/2006................................   1.894708    1.939885    58,490
   01/01/2007 to 12/31/2007................................   1.939885    1.990802    70,171
   01/01/2008 to 12/31/2008................................   1.990802    1.999986    55,918
   01/01/2009 to 12/31/2009................................   1.999986    1.963382    49,093
   01/01/2010 to 12/31/2010................................   1.963382    1.922579    46,829
   01/01/2011 to 12/31/2011................................   1.922579    1.882732         0
   01/01/2012 to 12/31/2012................................   1.882732    1.843392         0
  Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................   9.998274   12.773556     5,721
   01/01/2005 to 12/31/2005................................  12.773556   14.170803     6,739
   01/01/2006 to 12/31/2006................................  14.170803   19.092510     6,631
   01/01/2007 to 12/31/2007................................  19.092510   15.888249     6,649
   01/01/2008 to 12/31/2008................................  15.888249    9.073650     6,094
   01/01/2009 to 12/31/2009................................   9.073650   11.971272     3,703
   01/01/2010 to 12/31/2010................................  11.971272   13.610832     4,316
   01/01/2011 to 12/31/2011................................  13.610832   12.583917       523
   01/01/2012 to 12/31/2012................................  12.583917   15.523381       523
  Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................   2.673119    2.863663         0
   01/01/2005 to 12/31/2005................................   2.863663    3.084638         0
   01/01/2006 to 12/31/2006................................   3.084638    3.453295     1,923
   01/01/2007 to 12/31/2007................................   3.453295    3.528007    11,592
   01/01/2008 to 12/31/2008................................   3.528007    2.089218    11,592
   01/01/2009 to 12/31/2009................................   2.089218    2.693315    11,592
   01/01/2010 to 12/31/2010................................   2.693315    2.946250    11,592
   01/01/2011 to 12/31/2011................................   2.946250    2.761974    11,592
   01/01/2012 to 12/31/2012................................   2.761974    3.045490    11,592

                                                             2.10% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  Davis Venture Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   2.055493   2.631457    58,335
   01/01/2004 to 12/31/2004...............................   2.631457   2.889479    43,420
   01/01/2005 to 12/31/2005...............................   2.889479   3.116419    44,893
   01/01/2006 to 12/31/2006...............................   3.116419   3.491473    39,846
   01/01/2007 to 12/31/2007...............................   3.491473   3.570033    29,054
   01/01/2008 to 12/31/2008...............................   3.570033   2.116274    23,945
   01/01/2009 to 12/31/2009...............................   2.116274   2.731859    23,816
   01/01/2010 to 12/31/2010...............................   2.731859   2.991235    13,506
   01/01/2011 to 12/31/2011...............................   2.991235   2.806779     1,795
   01/01/2012 to 12/31/2012...............................   2.806779   3.097215     1,525
  FI Value Leaders Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................   2.130451   2.391974         0
   01/01/2005 to 12/31/2005...............................   2.391974   2.586756         0
   01/01/2006 to 12/31/2006...............................   2.586756   2.828517         0
   01/01/2007 to 12/31/2007...............................   2.828517   2.878524         0
   01/01/2008 to 12/31/2008...............................   2.878524   1.716405         0
   01/01/2009 to 12/31/2009...............................   1.716405   2.041860         0
   01/01/2010 to 12/31/2010...............................   2.041860   2.284929         0
   01/01/2011 to 12/31/2011...............................   2.284929   2.094679         0
   01/01/2012 to 12/31/2012...............................   2.094679   2.368227         0
  FI Value Leaders Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   1.749104   2.170804    54,340
   01/01/2004 to 12/31/2004...............................   2.170804   2.413855    46,215
   01/01/2005 to 12/31/2005...............................   2.413855   2.612699    44,175
   01/01/2006 to 12/31/2006...............................   2.612699   2.859648    40,703
   01/01/2007 to 12/31/2007...............................   2.859648   2.913065    37,570
   01/01/2008 to 12/31/2008...............................   2.913065   1.738965    16,835
   01/01/2009 to 12/31/2009...............................   1.738965   2.071632    15,526
   01/01/2010 to 12/31/2010...............................   2.071632   2.320662    15,394
   01/01/2011 to 12/31/2011...............................   2.320662   2.129410       382
   01/01/2012 to 12/31/2012...............................   2.129410   2.409958         0
  Harris Oakmark International Sub-Account (Class B)
   05/01/2003 to 12/31/2003...............................   0.865614   1.157257         0
   01/01/2004 to 12/31/2004...............................   1.157257   1.365722         0
   01/01/2005 to 12/31/2005...............................   1.365722   1.527828         0
   01/01/2006 to 12/31/2006...............................   1.527828   1.927797         0
   01/01/2007 to 12/31/2007...............................   1.927797   1.866399         0
   01/01/2008 to 12/31/2008...............................   1.866399   1.080312         0
   01/01/2009 to 12/31/2009...............................   1.080312   1.640343         0
   01/01/2010 to 12/31/2010...............................   1.640343   1.870030         0
   01/01/2011 to 12/31/2011...............................   1.870030   1.570170         0
   01/01/2012 to 12/31/2012...............................   1.570170   1.987109         0
  Harris Oakmark International Sub-Account (Class E)
   01/01/2003 to 12/31/2003...............................   0.876220   1.159618         0
   01/01/2004 to 12/31/2004...............................   1.159618   1.370373     2,433
   01/01/2005 to 12/31/2005...............................   1.370373   1.533528     2,419
   01/01/2006 to 12/31/2006...............................   1.533528   1.937038     2,407
   01/01/2007 to 12/31/2007...............................   1.937038   1.877598     7,903
   01/01/2008 to 12/31/2008...............................   1.877598   1.087864     2,379
   01/01/2009 to 12/31/2009...............................   1.087864   1.653989     9,697
   01/01/2010 to 12/31/2010...............................   1.653989   1.886977    11,997
   01/01/2011 to 12/31/2011...............................   1.886977   1.586908     2,631
   01/01/2012 to 12/31/2012...............................   1.586908   2.008590         0
  Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...............................   1.010597   1.042959         0

                                                                  2.10% VARIABLE ACCOUNT CHARGE
                                                               -----------------------------------
                                                                  AUV AT     AUV AT    ACCUM UNITS
                                                               BEGINNING OF ENDING OF    END OF
                                                                  PERIOD     PERIOD      PERIOD
                                                               ------------ ---------- -----------
  Invesco Small Cap Growth Sub-account
   01/01/2003 to 12/31/2003...................................    0.840036    1.142296         0
   01/01/2004 to 12/31/2004...................................    1.142296    1.190441         0
   01/01/2005 to 12/31/2005...................................    1.190441    1.262135         0
   01/01/2006 to 12/31/2006...................................    1.262135    1.411268         0
   01/01/2007 to 12/31/2007...................................    1.411268    1.534765         0
   01/01/2008 to 12/31/2008...................................    1.534765    0.920749         0
   01/01/2009 to 12/31/2009...................................    0.920749    1.206539         0
   01/01/2010 to 12/31/2010...................................    1.206539    1.490833         0
   01/01/2011 to 12/31/2011...................................    1.490833    1.444128         0
   01/01/2012 to 12/31/2012...................................    1.444128    1.671746         0
  Janus Forty Sub-Account
   04/30/2007 to 12/31/2007...................................  122.314476  149.345076         0
   01/01/2008 to 12/31/2008...................................  149.345076   84.817440        54
   01/01/2009 to 12/31/2009...................................   84.817440  118.648010       195
   01/01/2010 to 12/31/2010...................................  118.648010  127.101648        73
   01/01/2011 to 12/31/2011...................................  127.101648  115.074290        24
   01/01/2012 to 12/31/2012...................................  115.074290  138.039994         0
  Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005...................................    0.392886    0.469754         0
   01/01/2006 to 12/31/2006...................................    0.469754    0.471627         0
   01/01/2007 to 12/31/2007...................................    0.471627    0.514365         0
   01/01/2008 to 12/31/2008...................................    0.514365    0.319572         0
   01/01/2009 to 12/31/2009...................................    0.319572    0.436738         0
   01/01/2010 to 12/31/2010...................................    0.436738    0.476052         0
   01/01/2011 to 12/31/2011...................................    0.476052    0.467213         0
   01/01/2012 to 12/31/2012...................................    0.467213    0.528623         0
  Jennison Growth Sub-Account (Class B)
   (previously Oppenheimer Capital Appreciation Sub-Account)
   05/01/2005 to 12/31/2005...................................    7.716360    8.339765         0
   01/01/2006 to 12/31/2006...................................    8.339765    8.788896         0
   01/01/2007 to 12/31/2007...................................    8.788896    9.834904         0
   01/01/2008 to 12/31/2008...................................    9.834904    5.205787         0
   01/01/2009 to 12/31/2009...................................    5.205787    7.325408         0
   01/01/2010 to 12/31/2010...................................    7.325408    7.847306         0
   01/01/2011 to 12/31/2011...................................    7.847306    7.578468         0
   01/01/2012 to 04/27/2012...................................    7.578468    8.506346         0
  Jennison Growth Sub-Account (Class B)
   (previously Met/Putnam Voyager Sub-Account (Class B))
   05/01/2004 to 12/31/2004...................................    0.410863    0.426937         0
   01/01/2005 to 04/30/2005...................................    0.426937    0.388206         0
  Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005...................................    0.393155    0.470755   158,384
   01/01/2006 to 12/31/2006...................................    0.470755    0.472977   159,328
   01/01/2007 to 12/31/2007...................................    0.472977    0.516556   149,434
   01/01/2008 to 12/31/2008...................................    0.516556    0.320797   150,213
   01/01/2009 to 12/31/2009...................................    0.320797    0.439413   140,837
   01/01/2010 to 12/31/2010...................................    0.439413    0.479518   120,095
   01/01/2011 to 12/31/2011...................................    0.479518    0.471015   112,134
   01/01/2012 to 12/31/2012...................................    0.471015    0.533026   108,094
  Jennison Growth Sub-Account (Class E)
   (previously Met/Putnam Voyager Sub-Account (Class E))
   01/01/2003 to 12/31/2003...................................    0.338436    0.416582   179,954
   01/01/2004 to 12/31/2004...................................    0.416582    0.426938   155,441
   01/01/2005 to 04/30/2005...................................    0.426938    0.392064         0
  JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012...................................    1.012651    1.044995         0

                                                                      2.10% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Partners Aggressive Growth Sub-Account)
   01/01/2003 to 12/31/2003........................................   0.522320   0.664420    165,274
   01/01/2004 to 12/31/2004........................................   0.664420   0.705489    142,343
   01/01/2005 to 12/31/2005........................................   0.705489   0.784665     94,995
   01/01/2006 to 12/31/2006........................................   0.784665   0.755042     96,001
   01/01/2007 to 12/31/2007........................................   0.755042   0.756024     97,002
   01/01/2008 to 12/31/2008........................................   0.756024   0.451168     65,455
   01/01/2009 to 12/31/2009........................................   0.451168   0.587413     66,954
   01/01/2010 to 12/31/2010........................................   0.587413   0.712041     43,798
   01/01/2011 to 12/31/2011........................................   0.712041   0.719917          0
   01/01/2012 to 12/31/2012........................................   0.719917   0.835338          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
   (previously Legg Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006........................................   8.906533   9.504326          0
   01/01/2007 to 12/31/2007........................................   9.504326   8.756047          0
   01/01/2008 to 12/31/2008........................................   8.756047   3.890856          0
   01/01/2009 to 12/31/2009........................................   3.890856   5.256643          0
   01/01/2010 to 12/31/2010........................................   5.256643   5.525020          0
   01/01/2011 to 04/29/2011........................................   5.525020   5.861417          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   05/02/2011 to 12/31/2011........................................   0.592444   0.534916     28,731
   01/01/2012 to 12/31/2012........................................   0.534916   0.620986     27,991
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
   (previously Legg Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006........................................   0.898013   0.958652     63,930
   01/01/2007 to 12/31/2007........................................   0.958652   0.884069     61,634
   01/01/2008 to 12/31/2008........................................   0.884069   0.393183     57,755
   01/01/2009 to 12/31/2009........................................   0.393183   0.531169     49,376
   01/01/2010 to 12/31/2010........................................   0.531169   0.558494     44,733
   01/01/2011 to 04/29/2011........................................   0.558494   0.592546          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................   2.183350   2.462539          0
   01/01/2005 to 12/31/2005........................................   2.462539   2.572518          0
   01/01/2006 to 12/31/2006........................................   2.572518   2.932214      1,147
   01/01/2007 to 12/31/2007........................................   2.932214   3.204704      6,687
   01/01/2008 to 12/31/2008........................................   3.204704   2.006434      6,687
   01/01/2009 to 12/31/2009........................................   2.006434   2.552729      6,687
   01/01/2010 to 12/31/2010........................................   2.552729   3.179884      6,687
   01/01/2011 to 12/31/2011........................................   3.179884   3.124478      6,687
   01/01/2012 to 12/31/2012........................................   3.124478   3.495724      6,687
  Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2003 to 12/31/2003........................................   1.633882   2.180439      9,254
   01/01/2004 to 12/31/2004........................................   2.180439   2.481010     10,636
   01/01/2005 to 12/31/2005........................................   2.481010   2.594118     14,023
   01/01/2006 to 12/31/2006........................................   2.594118   2.959672     15,582
   01/01/2007 to 12/31/2007........................................   2.959672   3.237783     12,280
   01/01/2008 to 12/31/2008........................................   3.237783   2.029184     11,066
   01/01/2009 to 12/31/2009........................................   2.029184   2.584134      9,610
   01/01/2010 to 12/31/2010........................................   2.584134   3.222305      2,381
   01/01/2011 to 12/31/2011........................................   3.222305   3.169372      1,359
   01/01/2012 to 12/31/2012........................................   3.169372   3.549413      1,291

                                                               2.10% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------
                                                                AUV AT     AUV AT   ACCUM UNITS
                                                             BEGINNING OF ENDING OF   END OF
                                                                PERIOD     PERIOD     PERIOD
                                                             ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
   01/01/2003 to 12/31/2003.................................   0.616957   0.873623    131,922
   01/01/2004 to 12/31/2004.................................   0.873623   0.950778    122,067
   01/01/2005 to 12/31/2005.................................   0.950778   0.971961    127,405
   01/01/2006 to 12/31/2006.................................   0.971961   1.044329    177,704
   01/01/2007 to 12/31/2007.................................   1.044329   1.066628    170,207
   01/01/2008 to 12/31/2008.................................   1.066628   0.612947    134,426
   01/01/2009 to 12/31/2009.................................   0.612947   0.778326    110,605
   01/01/2010 to 12/31/2010.................................   0.778326   1.001085    102,088
   01/01/2011 to 12/31/2011.................................   1.001085   1.007233      2,817
   01/01/2012 to 12/31/2012.................................   1.007233   1.093632      2,690
  Lord Abbett Bond Debenture Sub-Account
   01/01/2003 to 12/31/2003.................................   1.282711   1.496717    121,607
   01/01/2004 to 12/31/2004.................................   1.496717   1.585220     84,226
   01/01/2005 to 12/31/2005.................................   1.585220   1.575549     86,649
   01/01/2006 to 12/31/2006.................................   1.575549   1.684038     72,645
   01/01/2007 to 12/31/2007.................................   1.684038   1.756858     64,499
   01/01/2008 to 12/31/2008.................................   1.756858   1.400219     36,130
   01/01/2009 to 12/31/2009.................................   1.400219   1.875340     29,501
   01/01/2010 to 12/31/2010.................................   1.875340   2.074483     26,921
   01/01/2011 to 12/31/2011.................................   2.074483   2.122058        230
   01/01/2012 to 12/31/2012.................................   2.122058   2.346747         47
  Lord Abbett Mid Cap Value Sub-Account
   04/30/2012 to 12/31/2012.................................   2.304475   2.357892     21,269
  Lord Abbett Mid Cap Value Sub-Account
   (previously Neuberger Berman Mid Cap Value Sub-Account)
   01/01/2003 to 12/31/2003.................................   1.295068   1.726786     32,400
   01/01/2004 to 12/31/2004.................................   1.726786   2.073973     30,959
   01/01/2005 to 12/31/2005.................................   2.073973   2.273256     33,881
   01/01/2006 to 12/31/2006.................................   2.273256   2.475412     36,770
   01/01/2007 to 12/31/2007.................................   2.475412   2.501020     41,249
   01/01/2008 to 12/31/2008.................................   2.501020   1.286189     40,793
   01/01/2009 to 12/31/2009.................................   1.286189   1.860747     37,732
   01/01/2010 to 12/31/2010.................................   1.860747   2.296763     37,023
   01/01/2011 to 12/31/2011.................................   2.296763   2.099012     23,355
   01/01/2012 to 04/27/2012.................................   2.099012   2.315910          0
  Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................   2.788722   3.012140          0
   01/01/2005 to 12/31/2005.................................   3.012140   3.236073          0
   01/01/2006 to 12/31/2006.................................   3.236073   3.554782          0
   01/01/2007 to 12/31/2007.................................   3.554782   3.234249          0
   01/01/2008 to 12/31/2008.................................   3.234249   1.705824          0
   01/01/2009 to 12/31/2009.................................   1.705824   2.358533          0
   01/01/2010 to 12/31/2010.................................   2.358533   2.650440          0
   01/01/2011 to 12/31/2011.................................   2.650440   2.763931          0
   01/01/2012 to 12/31/2012.................................   2.763931   3.019617          0
  Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003.................................   2.204122   2.858745    326,912
   01/01/2004 to 12/31/2004.................................   2.858745   3.072708    160,110
   01/01/2005 to 12/31/2005.................................   3.072708   3.304321    148,358
   01/01/2006 to 12/31/2006.................................   3.304321   3.633395    110,326
   01/01/2007 to 12/31/2007.................................   3.633395   3.309073     89,479
   01/01/2008 to 12/31/2008.................................   3.309073   1.747020     62,588
   01/01/2009 to 12/31/2009.................................   1.747020   2.417851     48,113
   01/01/2010 to 12/31/2010.................................   2.417851   2.719765     35,412
   01/01/2011 to 12/31/2011.................................   2.719765   2.839088      8,535
   01/01/2012 to 12/31/2012.................................   2.839088   3.104853      8,498

                                                                     2.10% VARIABLE ACCOUNT CHARGE
                                                                   ----------------------------------
                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                   BEGINNING OF ENDING OF   END OF
                                                                      PERIOD     PERIOD     PERIOD
                                                                   ------------ --------- -----------
  Met/Franklin Income Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997699    7.947978        0
   01/01/2009 to 12/31/2009.......................................   7.947978    9.948691        0
   01/01/2010 to 12/31/2010.......................................   9.948691   10.893585        0
   01/01/2011 to 12/31/2011.......................................  10.893585   10.895358    1,491
   01/01/2012 to 12/31/2012.......................................  10.895358   12.000527    1,491
  Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................   9.987125    9.720837        0
   01/01/2012 to 12/31/2012.......................................   9.720837    9.936368        0
  Met/Franklin Mutual Shares Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997699    6.568341        0
   01/01/2009 to 12/31/2009.......................................   6.568341    8.032366        0
   01/01/2010 to 12/31/2010.......................................   8.032366    8.732570        0
   01/01/2011 to 12/31/2011.......................................   8.732570    8.504691        0
   01/01/2012 to 12/31/2012.......................................   8.504691    9.485882        0
  Met/Franklin Templeton Founding Strategy Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997699    6.999777        0
   01/01/2009 to 12/31/2009.......................................   6.999777    8.811340        0
   01/01/2010 to 12/31/2010.......................................   8.811340    9.495102        0
   01/01/2011 to 12/31/2011.......................................   9.495102    9.134478        0
   01/01/2012 to 12/31/2012.......................................   9.134478   10.385784        0
  Met/Templeton Growth Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................   9.997699    6.537640        0
   01/01/2009 to 12/31/2009.......................................   6.537640    8.490101        0
   01/01/2010 to 12/31/2010.......................................   8.490101    8.950489        0
   01/01/2011 to 12/31/2011.......................................   8.950489    8.160302        0
   01/01/2012 to 12/31/2012.......................................   8.160302    9.764817        0
  MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................  11.659560    9.939170        0
   01/01/2012 to 12/31/2012.......................................   9.939170   11.360866        0
  MetLife Aggressive Strategy Sub-Account
   (previously MetLife Aggressive Allocation Sub-Account)
   05/01/2005 to 12/31/2005.......................................   9.998274   11.098348        0
   01/01/2006 to 12/31/2006.......................................  11.098348   12.570205    1,474
   01/01/2007 to 12/31/2007.......................................  12.570205   12.709892    1,467
   01/01/2008 to 12/31/2008.......................................  12.709892    7.410944    1,458
   01/01/2009 to 12/31/2009.......................................   7.410944    9.542101    1,448
   01/01/2010 to 12/31/2010.......................................   9.542101   10.810063    1,438
   01/01/2011 to 04/29/2011.......................................  10.810063   11.695218        0
  MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................   9.930840   10.342882        0
  MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998274   10.251465        0
   01/01/2006 to 12/31/2006.......................................  10.251465   10.730794    6,876
   01/01/2007 to 12/31/2007.......................................  10.730794   11.091960        0
   01/01/2008 to 12/31/2008.......................................  11.091960    9.298175        0
   01/01/2009 to 12/31/2009.......................................   9.298175   10.973829        0
   01/01/2010 to 12/31/2010.......................................  10.973829   11.826016        0
   01/01/2011 to 12/31/2011.......................................  11.826016   11.957477        0
   01/01/2012 to 12/31/2012.......................................  11.957477   12.782431        0
  MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................   9.998274   10.468378        0
   01/01/2006 to 12/31/2006.......................................  10.468378   11.217344        0
   01/01/2007 to 12/31/2007.......................................  11.217344   11.511411        0
   01/01/2008 to 12/31/2008.......................................  11.511411    8.837256        0
   01/01/2009 to 12/31/2009.......................................   8.837256   10.702564        0
   01/01/2010 to 12/31/2010.......................................  10.702564   11.688245        0
   01/01/2011 to 12/31/2011.......................................  11.688245   11.565942        0
   01/01/2012 to 12/31/2012.......................................  11.565942   12.622341        0

                                                            2.10% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------
                                                             AUV AT     AUV AT   ACCUM UNITS
                                                          BEGINNING OF ENDING OF   END OF
                                                             PERIOD     PERIOD     PERIOD
                                                          ------------ --------- -----------
  MetLife Mid Cap Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   0.847159    1.116184   18,449
   01/01/2004 to 12/31/2004..............................   1.116184    1.264741   25,434
   01/01/2005 to 12/31/2005..............................   1.264741    1.387420   23,972
   01/01/2006 to 12/31/2006..............................   1.387420    1.492163   22,933
   01/01/2007 to 12/31/2007..............................   1.492163    1.570807   18,961
   01/01/2008 to 12/31/2008..............................   1.570807    0.978519    3,692
   01/01/2009 to 12/31/2009..............................   0.978519    1.310564    3,411
   01/01/2010 to 12/31/2010..............................   1.310564    1.616959    1,524
   01/01/2011 to 12/31/2011..............................   1.616959    1.548785        0
   01/01/2012 to 12/31/2012..............................   1.548785    1.779228        0
  MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998274   10.698104        0
   01/01/2006 to 12/31/2006..............................  10.698104   11.716711    2,622
   01/01/2007 to 12/31/2007..............................  11.716711   11.970520    2,610
   01/01/2008 to 12/31/2008..............................  11.970520    8.364832    2,592
   01/01/2009 to 12/31/2009..............................   8.364832   10.364131    2,575
   01/01/2010 to 12/31/2010..............................  10.364131   11.485589    2,781
   01/01/2011 to 12/31/2011..............................  11.485589   11.093440        0
   01/01/2012 to 12/31/2012..............................  11.093440   12.299979        0
  MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................   9.998274   10.922910        0
   01/01/2006 to 12/31/2006..............................  10.922910   12.217175        0
   01/01/2007 to 12/31/2007..............................  12.217175   12.422451        0
   01/01/2008 to 12/31/2008..............................  12.422451    7.892032        0
   01/01/2009 to 12/31/2009..............................   7.892032    9.976417        0
   01/01/2010 to 12/31/2010..............................   9.976417   11.205219        0
   01/01/2011 to 12/31/2011..............................  11.205219   10.558920        0
   01/01/2012 to 12/31/2012..............................  10.558920   11.929127        0
  MetLife Stock Index Sub-Account
   01/01/2003 to 12/31/2003..............................   2.452424    3.070848   67,819
   01/01/2004 to 12/31/2004..............................   3.070848    3.315948   82,985
   01/01/2005 to 12/31/2005..............................   3.315948    3.389326   69,599
   01/01/2006 to 12/31/2006..............................   3.389326    3.823126   40,406
   01/01/2007 to 12/31/2007..............................   3.823126    3.929468   43,591
   01/01/2008 to 12/31/2008..............................   3.929468    2.413922   43,338
   01/01/2009 to 12/31/2009..............................   2.413922    2.976458   39,073
   01/01/2010 to 12/31/2010..............................   2.976458    3.336986   33,723
   01/01/2011 to 12/31/2011..............................   3.336986    3.321218        0
   01/01/2012 to 12/31/2012..............................   3.321218    3.753575        0
  MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................   7.425083    8.192870        0
   01/01/2005 to 12/31/2005..............................   8.192870    8.576834        0
   01/01/2006 to 04/30/2006..............................   8.576834    8.943733        0
  MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2003 to 12/31/2003..............................   0.635844    0.756501    8,367
   01/01/2004 to 12/31/2004..............................   0.756501    0.824281   73,457
   01/01/2005 to 12/31/2005..............................   0.824281    0.864622   67,297
   01/01/2006 to 04/30/2006..............................   0.864622    0.901903        0
  MFS(R) Investors Trust Sub-Account
   (previously MFS(R) Research Managers Sub-Account)
   01/01/2003 to 12/31/2003..............................   0.638121    0.774313   15,774
   01/01/2004 to 04/30/2004..............................   0.774313    0.786519   40,202

                                                                        2.10% VARIABLE ACCOUNT CHARGE
                                                                      ----------------------------------
                                                                         AUV AT     AUV AT   ACCUM UNITS
                                                                      BEGINNING OF ENDING OF   END OF
                                                                         PERIOD     PERIOD     PERIOD
                                                                      ------------ --------- -----------
  MFS(R) Research International Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.727727   0.940955     69,878
   01/01/2004 to 12/31/2004..........................................   0.940955   1.101570    106,599
   01/01/2005 to 12/31/2005..........................................   1.101570   1.255900     71,296
   01/01/2006 to 12/31/2006..........................................   1.255900   1.556576     66,103
   01/01/2007 to 12/31/2007..........................................   1.556576   1.726620     73,181
   01/01/2008 to 12/31/2008..........................................   1.726620   0.974372     67,621
   01/01/2009 to 12/31/2009..........................................   0.974372   1.255301     64,862
   01/01/2010 to 12/31/2010..........................................   1.255301   1.369425     63,403
   01/01/2011 to 12/31/2011..........................................   1.369425   1.197332          0
   01/01/2012 to 12/31/2012..........................................   1.197332   1.368198          0
  MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004..........................................   3.263651   3.532289    153,103
   01/01/2005 to 12/31/2005..........................................   3.532289   3.557702     82,737
   01/01/2006 to 12/31/2006..........................................   3.557702   3.899728     46,059
   01/01/2007 to 12/31/2007..........................................   3.899728   3.975475     37,805
   01/01/2008 to 12/31/2008..........................................   3.975475   3.022671     40,497
   01/01/2009 to 12/31/2009..........................................   3.022671   3.501626     37,238
   01/01/2010 to 12/31/2010..........................................   3.501626   3.764852     27,251
   01/01/2011 to 12/31/2011..........................................   3.764852   3.766379     21,579
   01/01/2012 to 12/31/2012..........................................   3.766379   4.104738     20,801
  MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2003 to 12/31/2003..........................................   1.182818   1.385633    144,621
   01/01/2004 to 04/30/2004..........................................   1.385633   1.370377    163,470
  MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................   1.167739   1.254315     25,991
   01/01/2005 to 12/31/2005..........................................   1.254315   1.208050     26,926
   01/01/2006 to 12/31/2006..........................................   1.208050   1.394043     27,611
   01/01/2007 to 12/31/2007..........................................   1.394043   1.309961     25,913
   01/01/2008 to 12/31/2008..........................................   1.309961   0.850348          0
   01/01/2009 to 12/31/2009..........................................   0.850348   1.004080          0
   01/01/2010 to 12/31/2010..........................................   1.004080   1.093143          0
   01/01/2011 to 12/31/2011..........................................   1.093143   1.077312          0
   01/01/2012 to 12/31/2012..........................................   1.077312   1.226944          0
  MFS(R) Value Sub-Account (Class E)
   01/01/2003 to 12/31/2003..........................................   0.943374   1.157868    150,496
   01/01/2004 to 12/31/2004..........................................   1.157868   1.261753     78,785
   01/01/2005 to 12/31/2005..........................................   1.261753   1.216546     81,053
   01/01/2006 to 12/31/2006..........................................   1.216546   1.404977     77,920
   01/01/2007 to 12/31/2007..........................................   1.404977   1.321576     74,895
   01/01/2008 to 12/31/2008..........................................   1.321576   0.859080     71,239
   01/01/2009 to 12/31/2009..........................................   0.859080   1.015113     82,941
   01/01/2010 to 12/31/2010..........................................   1.015113   1.105892     61,398
   01/01/2011 to 12/31/2011..........................................   1.105892   1.091684     22,702
   01/01/2012 to 12/31/2012..........................................   1.091684   1.244114     21,033
  MLA Mid Cap Sub-Account
   01/01/2003 to 12/31/2003..........................................   0.958320   1.184042      5,461
   01/01/2004 to 12/31/2004..........................................   1.184042   1.326349     32,192
   01/01/2005 to 12/31/2005..........................................   1.326349   1.403538     29,208
   01/01/2006 to 12/31/2006..........................................   1.403538   1.576153     27,340
   01/01/2007 to 12/31/2007..........................................   1.576153   1.501393     26,162
   01/01/2008 to 12/31/2008..........................................   1.501393   0.907023     24,463
   01/01/2009 to 12/31/2009..........................................   0.907023   1.214682     21,968
   01/01/2010 to 12/31/2010..........................................   1.214682   1.461358     19,855
   01/01/2011 to 12/31/2011..........................................   1.461358   1.355542          0
   01/01/2012 to 12/31/2012..........................................   1.355542   1.397378          0

                                                                                      2.10% VARIABLE ACCOUNT CHARGE
                                                                                    ----------------------------------
                                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                                    BEGINNING OF ENDING OF   END OF
                                                                                       PERIOD     PERIOD     PERIOD
                                                                                    ------------ --------- -----------
  MSCI EAFE(R) Index Sub-Account
   01/01/2003 to 12/31/2003........................................................   0.678923   0.912150     23,321
   01/01/2004 to 12/31/2004........................................................   0.912150   1.065277     18,368
   01/01/2005 to 12/31/2005........................................................   1.065277   1.178111     17,480
   01/01/2006 to 12/31/2006........................................................   1.178111   1.447271     15,390
   01/01/2007 to 12/31/2007........................................................   1.447271   1.566112      2,363
   01/01/2008 to 12/31/2008........................................................   1.566112   0.886334      2,707
   01/01/2009 to 12/31/2009........................................................   0.886334   1.113429      1,773
   01/01/2010 to 12/31/2010........................................................   1.113429   1.176583        688
   01/01/2011 to 12/31/2011........................................................   1.176583   1.006429        754
   01/01/2012 to 12/31/2012........................................................   1.006429   1.163025          0
  Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........................................................   1.173954   1.357137     32,382
   01/01/2011 to 12/31/2011........................................................   1.357137   1.236994          0
   01/01/2012 to 12/31/2012........................................................   1.236994   1.323572          0
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account)
   01/01/2003 to 12/31/2003........................................................   0.806570   1.122254     57,299
   01/01/2004 to 04/30/2004........................................................   1.122254   1.109539     57,555
  Morgan Stanley Mid Cap Growth Sub-Account
   (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap
   Sub-Account))
   01/01/2003 to 12/31/2003........................................................   1.038279   1.365218      5,488
   01/01/2004 to 12/31/2004........................................................   1.365218   1.561714     50,552
   01/01/2005 to 12/31/2005........................................................   1.561714   1.631257     51,651
   01/01/2006 to 12/31/2006........................................................   1.631257   1.782084     52,420
   01/01/2007 to 12/31/2007........................................................   1.782084   1.886370     46,006
   01/01/2008 to 12/31/2008........................................................   1.886370   0.823161     51,562
   01/01/2009 to 12/31/2009........................................................   0.823161   1.076342     44,199
   01/01/2010 to 04/30/2010........................................................   1.076342   1.162258          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................   1.568512   1.756456          0
   01/01/2005 to 12/31/2005........................................................   1.756456   1.787312          0
   01/01/2006 to 12/31/2006........................................................   1.787312   2.038059          0
   01/01/2007 to 12/31/2007........................................................   2.038059   1.921805          0
   01/01/2008 to 12/31/2008........................................................   1.921805   1.156208          0
   01/01/2009 to 12/31/2009........................................................   1.156208   1.277480          0
   01/01/2010 to 12/31/2010........................................................   1.277480   1.517925          0
   01/01/2011 to 12/31/2011........................................................   1.517925   1.568300          0
   01/01/2012 to 12/31/2012........................................................   1.568300   1.685308          0
  Neuberger Berman Genesis Sub-account
   (previously BlackRock Strategic Value Sub-Account (Class E))
   01/01/2003 to 12/31/2003........................................................   1.063646   1.561443    444,414
   01/01/2004 to 12/31/2004........................................................   1.561443   1.760800    221,962
   01/01/2005 to 12/31/2005........................................................   1.760800   1.792534    207,707
   01/01/2006 to 12/31/2006........................................................   1.792534   2.047510    199,393
   01/01/2007 to 12/31/2007........................................................   2.047510   1.933010    168,103
   01/01/2008 to 12/31/2008........................................................   1.933010   1.163980    146,711
   01/01/2009 to 12/31/2009........................................................   1.163980   1.287058    111,238
   01/01/2010 to 12/31/2010........................................................   1.287058   1.530699    108,449
   01/01/2011 to 12/31/2011........................................................   1.530699   1.582274     19,561
   01/01/2012 to 12/31/2012........................................................   1.582274   1.702625     19,624

                                                   2.10% VARIABLE ACCOUNT CHARGE
                                                 ----------------------------------
                                                    AUV AT     AUV AT   ACCUM UNITS
                                                 BEGINNING OF ENDING OF   END OF
                                                    PERIOD     PERIOD     PERIOD
                                                 ------------ --------- -----------
  Oppenheimer Capital Appreciation Sub-Account
   05/01/2005 to 12/31/2005.....................   7.716360    8.339765         0
   01/01/2006 to 12/31/2006.....................   8.339765    8.788896         0
   01/01/2007 to 12/31/2007.....................   8.788896    9.834904         0
   01/01/2008 to 12/31/2008.....................   9.834904    5.205787         0
   01/01/2009 to 12/31/2009.....................   5.205787    7.325408         0
   01/01/2010 to 12/31/2010.....................   7.325408    7.847306         0
   01/01/2011 to 12/31/2011.....................   7.847306    7.578468         0
   01/01/2012 to 12/31/2012.....................   7.578468    8.506346         0
  Oppenheimer Global Equity Sub-Account
   05/01/2004 to 12/31/2004.....................  12.128359   13.925649         0
   01/01/2005 to 12/31/2005.....................  13.925649   15.816231       483
   01/01/2006 to 12/31/2006.....................  15.816231   18.021021       459
   01/01/2007 to 12/31/2007.....................  18.021021   18.749381       458
   01/01/2008 to 12/31/2008.....................  18.749381   10.912478       326
   01/01/2009 to 12/31/2009.....................  10.912478   14.938759       192
   01/01/2010 to 12/31/2010.....................  14.938759   16.958421       190
   01/01/2011 to 12/31/2011.....................  16.958421   15.210751         0
   01/01/2012 to 12/31/2012.....................  15.210751   18.046786         0
  PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006.....................  10.766751   10.821637       153
   01/01/2007 to 12/31/2007.....................  10.821637   11.739693       936
   01/01/2008 to 12/31/2008.....................  11.739693   10.703125     2,255
   01/01/2009 to 12/31/2009.....................  10.703125   12.372425       936
   01/01/2010 to 12/31/2010.....................  12.372425   13.055645       936
   01/01/2011 to 12/31/2011.....................  13.055645   14.209474       936
   01/01/2012 to 12/31/2012.....................  14.209474   15.183152       936
  PIMCO Total Return Sub-Account
   01/01/2003 to 12/31/2003.....................   1.120792    1.144757   334,878
   01/01/2004 to 12/31/2004.....................   1.144757    1.176735   306,649
   01/01/2005 to 12/31/2005.....................   1.176735    1.178247   277,240
   01/01/2006 to 12/31/2006.....................   1.178247    1.205954   263,155
   01/01/2007 to 12/31/2007.....................   1.205954    1.270082   225,060
   01/01/2008 to 12/31/2008.....................   1.270082    1.248717   133,568
   01/01/2009 to 12/31/2009.....................   1.248717    1.443227   124,556
   01/01/2010 to 12/31/2010.....................   1.443227    1.528711   106,647
   01/01/2011 to 12/31/2011.....................   1.528711    1.544478    32,175
   01/01/2012 to 12/31/2012.....................   1.544478    1.652416    31,009
  Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012.....................  10.696835   10.811321         0
  RCM Technology Sub-Account
   01/01/2003 to 12/31/2003.....................   0.292175    0.450826   188,346
   01/01/2004 to 12/31/2004.....................   0.450826    0.422395   185,160
   01/01/2005 to 12/31/2005.....................   0.422395    0.459209   155,235
   01/01/2006 to 12/31/2006.....................   0.459209    0.473732   150,427
   01/01/2007 to 12/31/2007.....................   0.473732    0.610061    87,536
   01/01/2008 to 12/31/2008.....................   0.610061    0.331805    88,391
   01/01/2009 to 12/31/2009.....................   0.331805    0.516529    97,042
   01/01/2010 to 12/31/2010.....................   0.516529    0.645863    85,117
   01/01/2011 to 12/31/2011.....................   0.645863    0.569883    51,013
   01/01/2012 to 12/31/2012.....................   0.569883    0.625597    47,898

                                                 2.10% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------
                                                  AUV AT     AUV AT   ACCUM UNITS
                                               BEGINNING OF ENDING OF   END OF
                                                  PERIOD     PERIOD     PERIOD
                                               ------------ --------- -----------
  Russell 2000(R) Index Sub-Account
   01/01/2003 to 12/31/2003...................   0.900677    1.285156   53,539
   01/01/2004 to 12/31/2004...................   1.285156    1.477374   75,252
   01/01/2005 to 12/31/2005...................   1.477374    1.508979   59,786
   01/01/2006 to 12/31/2006...................   1.508979    1.737491   57,428
   01/01/2007 to 12/31/2007...................   1.737491    1.672185   27,875
   01/01/2008 to 12/31/2008...................   1.672185    1.085996   24,937
   01/01/2009 to 12/31/2009...................   1.085996    1.336307   22,968
   01/01/2010 to 12/31/2010...................   1.336307    1.656353   20,000
   01/01/2011 to 12/31/2011...................   1.656353    1.552459        0
   01/01/2012 to 12/31/2012...................   1.552459    1.764032        0
  Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012...................   1.010629    1.063021        0
  SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.470621   11.064010        0
   01/01/2007 to 12/31/2007...................  11.064010   11.417720        0
   01/01/2008 to 12/31/2008...................  11.417720    8.378044        0
   01/01/2009 to 12/31/2009...................   8.378044   10.245674        0
   01/01/2010 to 12/31/2010...................  10.245674   11.260787        0
   01/01/2011 to 12/31/2011...................  11.260787   11.144271        0
   01/01/2012 to 12/31/2012...................  11.144271   12.313150        0
  SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006...................  10.660721   11.316605        0
   01/01/2007 to 12/31/2007...................  11.316605   11.702758        0
   01/01/2008 to 12/31/2008...................  11.702758    7.680966        0
   01/01/2009 to 12/31/2009...................   7.680966    9.709994        0
   01/01/2010 to 12/31/2010...................   9.709994   10.854137        0
   01/01/2011 to 12/31/2011...................  10.854137   10.402723        0
   01/01/2012 to 12/31/2012...................  10.402723   11.716593        0
  T. Rowe Price Large Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.074621    1.159087        0
   01/01/2005 to 12/31/2005...................   1.159087    1.206890    6,173
   01/01/2006 to 12/31/2006...................   1.206890    1.334129   14,786
   01/01/2007 to 12/31/2007...................   1.334129    1.425799   36,538
   01/01/2008 to 12/31/2008...................   1.425799    0.809677   34,205
   01/01/2009 to 12/31/2009...................   0.809677    1.134074   46,596
   01/01/2010 to 12/31/2010...................   1.134074    1.296464   44,931
   01/01/2011 to 12/31/2011...................   1.296464    1.252625   32,451
   01/01/2012 to 12/31/2012...................   1.252625    1.455504   29,807
  T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2003 to 12/31/2003...................   0.448587    0.600223   25,529
   01/01/2004 to 12/31/2004...................   0.600223    0.692472   61,254
   01/01/2005 to 12/31/2005...................   0.692472    0.777312   56,838
   01/01/2006 to 12/31/2006...................   0.777312    0.808121   82,933
   01/01/2007 to 12/31/2007...................   0.808121    0.930798   75,438
   01/01/2008 to 12/31/2008...................   0.930798    0.549112   76,879
   01/01/2009 to 12/31/2009...................   0.549112    0.782207   65,809
   01/01/2010 to 12/31/2010...................   0.782207    0.978008   63,697
   01/01/2011 to 12/31/2011...................   0.978008    0.941943        0
   01/01/2012 to 12/31/2012...................   0.941943    1.048462        0
  T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004...................   1.177492    1.249527        0
   01/01/2005 to 12/31/2005...................   1.249527    1.354754        0
   01/01/2006 to 12/31/2006...................   1.354754    1.374807        0
   01/01/2007 to 12/31/2007...................   1.374807    1.474404      683
   01/01/2008 to 12/31/2008...................   1.474404    0.919343      994
   01/01/2009 to 12/31/2009...................   0.919343    1.248045        0
   01/01/2010 to 12/31/2010...................   1.248045    1.645757        0
   01/01/2011 to 12/31/2011...................   1.645757    1.634946        0
   01/01/2012 to 12/31/2012...................   1.634946    1.855469        0

                                                                                  2.10% VARIABLE ACCOUNT CHARGE
                                                                                ----------------------------------
                                                                                   AUV AT     AUV AT   ACCUM UNITS
                                                                                BEGINNING OF ENDING OF   END OF
                                                                                   PERIOD     PERIOD     PERIOD
                                                                                ------------ --------- -----------
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.745590    1.841991         0
   01/01/2005 to 12/31/2005....................................................   1.841991    1.850026         0
   01/01/2006 to 12/31/2006....................................................   1.850026    1.899102     1,751
   01/01/2007 to 12/31/2007....................................................   1.899102    1.928299    10,697
   01/01/2008 to 12/31/2008....................................................   1.928299    1.600684    10,697
   01/01/2009 to 12/31/2009....................................................   1.600684    2.067340    10,697
   01/01/2010 to 12/31/2010....................................................   2.067340    2.276536    10,697
   01/01/2011 to 12/31/2011....................................................   2.276536    2.359437    10,697
   01/01/2012 to 12/31/2012....................................................   2.359437    2.571054    10,697
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.618106    1.782478   143,825
   01/01/2004 to 12/31/2004....................................................   1.782478    1.858384   128,005
   01/01/2005 to 12/31/2005....................................................   1.858384    1.868499   116,075
   01/01/2006 to 12/31/2006....................................................   1.868499    1.918608   117,192
   01/01/2007 to 12/31/2007....................................................   1.918608    1.951573    93,802
   01/01/2008 to 12/31/2008....................................................   1.951573    1.622088    51,189
   01/01/2009 to 12/31/2009....................................................   1.622088    2.096308    48,127
   01/01/2010 to 12/31/2010....................................................   2.096308    2.311888    36,460
   01/01/2011 to 12/31/2011....................................................   2.311888    2.398123    13,484
   01/01/2012 to 12/31/2012....................................................   2.398123    2.613304    12,699
  Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004....................................................   1.442808    1.470367         0
   01/01/2005 to 12/31/2005....................................................   1.470367    1.459921         0
   01/01/2006 to 12/31/2006....................................................   1.459921    1.485632         0
   01/01/2007 to 12/31/2007....................................................   1.485632    1.513266         0
   01/01/2008 to 12/31/2008....................................................   1.513266    1.473849         0
   01/01/2009 to 12/31/2009....................................................   1.473849    1.502111         0
   01/01/2010 to 12/31/2010....................................................   1.502111    1.551688         0
   01/01/2011 to 12/31/2011....................................................   1.551688    1.599542         0
   01/01/2012 to 12/31/2012....................................................   1.599542    1.613859         0
  Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2003 to 12/31/2003....................................................   1.480925    1.472599   440,776
   01/01/2004 to 12/31/2004....................................................   1.472599    1.482364   228,587
   01/01/2005 to 12/31/2005....................................................   1.482364    1.474571   202,084
   01/01/2006 to 12/31/2006....................................................   1.474571    1.501410   100,301
   01/01/2007 to 12/31/2007....................................................   1.501410    1.530793    85,598
   01/01/2008 to 12/31/2008....................................................   1.530793    1.492480    42,327
   01/01/2009 to 12/31/2009....................................................   1.492480    1.522640    36,019
   01/01/2010 to 12/31/2010....................................................   1.522640    1.575555    35,135
   01/01/2011 to 12/31/2011....................................................   1.575555    1.624396    15,982
   01/01/2012 to 12/31/2012....................................................   1.624396    1.640521    15,066
  American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006....................................................  13.609692   14.196090       235
   01/01/2007 to 12/31/2007....................................................  14.196090   14.326112     1,426
   01/01/2008 to 12/31/2008....................................................  14.326112   12.684368     1,426
   01/01/2009 to 12/31/2009....................................................  12.684368   13.951652     1,426
   01/01/2010 to 12/31/2010....................................................  13.951652   14.505902     1,426
   01/01/2011 to 12/31/2011....................................................  14.505902   15.034773     1,426
   01/01/2012 to 12/31/2012....................................................  15.034773   15.472811     1,426

                                                             2.10% VARIABLE ACCOUNT CHARGE
                                                           ----------------------------------
                                                              AUV AT     AUV AT   ACCUM UNITS
                                                           BEGINNING OF ENDING OF   END OF
                                                              PERIOD     PERIOD     PERIOD
                                                           ------------ --------- -----------
  American Funds Global Small Capitalization Sub-Account
   01/01/2003 to 12/31/2003...............................   1.034559    1.551499   89,587
   01/01/2004 to 12/31/2004...............................   1.551499    1.831811   25,152
   01/01/2005 to 12/31/2005...............................   1.831811    2.243049   18,902
   01/01/2006 to 12/31/2006...............................   2.243049    2.718140   19,486
   01/01/2007 to 12/31/2007...............................   2.718140    3.223532   15,094
   01/01/2008 to 12/31/2008...............................   3.223532    1.463267   12,567
   01/01/2009 to 12/31/2009...............................   1.463267    2.305407    9,462
   01/01/2010 to 12/31/2010...............................   2.305407    2.756661   14,298
   01/01/2011 to 12/31/2011...............................   2.756661    2.177205    2,474
   01/01/2012 to 12/31/2012...............................   2.177205    2.512923    1,230
  American Funds Growth Sub-Account
   01/01/2003 to 12/31/2003...............................   7.147536    9.551495   14,372
   01/01/2004 to 12/31/2004...............................   9.551495   10.494940   17,883
   01/01/2005 to 12/31/2005...............................  10.494940   11.911896   13,514
   01/01/2006 to 12/31/2006...............................  11.911896   12.824880   13,696
   01/01/2007 to 12/31/2007...............................  12.824880   14.072101   11,999
   01/01/2008 to 12/31/2008...............................  14.072101    7.700423    7,698
   01/01/2009 to 12/31/2009...............................   7.700423   10.485988    8,048
   01/01/2010 to 12/31/2010...............................  10.485988   12.156048    4,075
   01/01/2011 to 12/31/2011...............................  12.156048   11.366405      529
   01/01/2012 to 12/31/2012...............................  11.366405   13.087229      249
  American Funds Growth-Income Sub-Account
   01/01/2003 to 12/31/2003...............................   5.746504    7.433311   89,385
   01/01/2004 to 12/31/2004...............................   7.433311    8.013440   96,447
   01/01/2005 to 12/31/2005...............................   8.013440    8.284385   78,303
   01/01/2006 to 12/31/2006...............................   8.284385    9.322824   53,949
   01/01/2007 to 12/31/2007...............................   9.322824    9.564284   45,418
   01/01/2008 to 12/31/2008...............................   9.564284    5.805636   37,179
   01/01/2009 to 12/31/2009...............................   5.805636    7.442416   30,960
   01/01/2010 to 12/31/2010...............................   7.442416    8.100356   25,149
   01/01/2011 to 12/31/2011...............................   8.100356    7.767787    6,105
   01/01/2012 to 12/31/2012...............................   7.767787    8.912778    3,106

                               THE FIXED ACCOUNT

   Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

   THE AMOUNT OF CONTRACT VALUE WHICH YOU MAY TRANSFER FROM THE FIXED ACCOUNT IS LIMITED TO THE GREATER OF: 25% OF THE CONTRACT VALUE IN THE FIXED ACCOUNT ON THE MOST RECENT CONTRACT ANNIVERSARY, AND THE AMOUNT OF CONTRACT VALUE THAT WAS TRANSFERRED FROM THE FIXED ACCOUNT IN THE PREVIOUS CONTRACT YEAR (AMOUNTS TRANSFERRED UNDER A DCA PROGRAM ARE NOT INCLUDED), EXCEPT WITH OUR CONSENT. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre- existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

   Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

   We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

   Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


   Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.


   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries ("MetLife"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in MetLife's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012 and MetLife's reorganization of its segments in 2012). Such financial statements are in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                                 LEGAL MATTERS

   The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2012, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                 AMERICAN FUNDS
                                            AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS
                                                 BOND            CAPITALIZATION           GROWTH            GROWTH-INCOME
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       46,517,930   $      122,725,521   $      350,147,195   $      209,539,745
   Due from New England Life
     Insurance Company..................                  --                   --                   --                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          46,517,930          122,725,521          350,147,195          209,539,746
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  38                  126                  120                   90
   Due to New England Life
     Insurance Company..................                   1                    2                    1                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  39                  128                  121                   90
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       46,517,891   $      122,725,393   $      350,147,074   $      209,539,656
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       46,517,891   $      122,342,788   $      349,511,200   $      209,111,854
   Net assets from contracts in payout..                  --              382,605              635,874              427,802
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       46,517,891   $      122,725,393   $      350,147,074   $      209,539,656
                                          ==================   ==================   ==================   ==================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                  MIST
                                            ALLIANCEBERNSTEIN      MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                             GLOBAL DYNAMIC       FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE
                                               ALLOCATION      ALLOCATION PORTFOLIO      ALLOCATION           ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------  --------------------  ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        2,082,922   $      160,100,299   $      280,493,910   $      135,901,261
   Due from New England Life
     Insurance Company...................                  --                   --                   --                   --
                                           ------------------  --------------------  ------------------   ------------------
       Total Assets......................           2,082,922          160,100,299          280,493,910          135,901,261
                                           ------------------  --------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  31                   31                   60                    5
   Due to New England Life
     Insurance Company...................                   1                   --                   --                   --
                                           ------------------  --------------------  ------------------   ------------------
       Total Liabilities.................                  32                   31                   60                    5
                                           ------------------  --------------------  ------------------   ------------------

NET ASSETS...............................  $        2,082,890   $      160,100,268   $      280,493,850   $      135,901,256
                                           ==================  ====================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        2,082,890   $      160,100,268   $      280,493,850   $      135,901,256
   Net assets from contracts in payout...                  --                   --                   --                   --
                                           ------------------  --------------------  ------------------   ------------------
       Total Net Assets..................  $        2,082,890   $      160,100,268   $      280,493,850   $      135,901,256
                                           ==================  ====================  ==================   ==================


                                                                  MIST BLACKROCK
                                             MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK         MIST CLARION
                                              RISK BALANCED         STRATEGIES         LARGE CAP CORE      GLOBAL REAL ESTATE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
ASSETS:
   Investments at fair value.............  $       10,173,807   $        6,042,411   $        14,314,613   $       72,167,487
   Due from New England Life
     Insurance Company...................                  --                    1                     2                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Assets......................          10,173,807            6,042,412            14,314,615           72,167,487
                                           ------------------   ------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  38                   32                   146                   30
   Due to New England Life
     Insurance Company...................                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Liabilities.................                  38                   32                   146                   30
                                           ------------------   ------------------   -------------------   ------------------

NET ASSETS...............................  $       10,173,769   $        6,042,380   $        14,314,469   $       72,167,457
                                           ==================   ==================   ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       10,173,769   $        6,042,380   $        14,278,499   $       72,167,457
   Net assets from contracts in payout...                  --                   --                35,970                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Net Assets..................  $       10,173,769   $        6,042,380   $        14,314,469   $       72,167,457
                                           ==================   ==================   ===================   ==================


                                               MIST HARRIS         MIST INVESCO
                                                 OAKMARK           BALANCED-RISK
                                              INTERNATIONAL         ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $      122,637,624   $        5,857,085
   Due from New England Life
     Insurance Company...................                   1                   --
                                           ------------------   ------------------
       Total Assets......................         122,637,625            5,857,085
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                 202                   26
   Due to New England Life
     Insurance Company...................                  --                    1
                                           ------------------   ------------------
       Total Liabilities.................                 202                   27
                                           ------------------   ------------------

NET ASSETS...............................  $      122,637,423   $        5,857,058
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      122,345,719   $        5,857,058
   Net assets from contracts in payout...             291,704                   --
                                           ------------------   ------------------
       Total Net Assets..................  $      122,637,423   $        5,857,058
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                        MIST JPMORGAN        MIST LEGG MASON
                                              MIST INVESCO                              GLOBAL ACTIVE          CLEARBRIDGE
                                            SMALL CAP GROWTH     MIST JANUS FORTY        ALLOCATION         AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        9,439,083   $       44,860,962   $        1,462,147   $        22,189,077
   Due from New England Life
     Insurance Company...................                  --                    1                   --                     3
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................           9,439,083           44,860,963            1,462,147            22,189,080
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  94                  125                   20                   247
   Due to New England Life
     Insurance Company...................                  --                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  94                  125                   20                   247
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $        9,438,989   $       44,860,838   $        1,462,127   $        22,188,833
                                           ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        9,433,436   $       44,845,870   $        1,462,127   $        21,966,606
   Net assets from contracts in payout...               5,553               14,968                   --               222,227
                                           ------------------   ------------------   ------------------   -------------------
       Total Net Assets..................  $        9,438,989   $       44,860,838   $        1,462,127   $        22,188,833
                                           ==================   ==================   ==================   ===================

                                                                                                            MIST MET/FRANKLIN
                                            MIST LORD ABBETT      MIST LORD ABBETT     MIST MET/FRANKLIN      LOW DURATION
                                             BOND DEBENTURE         MID CAP VALUE           INCOME            TOTAL RETURN
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       85,512,274   $        64,474,590   $        9,973,999   $        1,358,708
   Due from New England Life
     Insurance Company...................                  --                     1                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Assets......................          85,512,274            64,474,591            9,973,999            1,358,708
                                           ------------------   -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  83                   138                  112                   89
   Due to New England Life
     Insurance Company...................                  --                    --                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Liabilities.................                  83                   138                  112                   89
                                           ------------------   -------------------   ------------------   ------------------

NET ASSETS...............................  $       85,512,191   $        64,474,453   $        9,973,887   $        1,358,619
                                           ==================   ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       85,414,625   $        64,294,912   $        9,973,887   $        1,358,619
   Net assets from contracts in payout...              97,566               179,541                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Net Assets..................  $       85,512,191   $        64,474,453   $        9,973,887   $        1,358,619
                                           ==================   ===================   ==================   ==================

                                                                 MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN   TEMPLETON FOUNDING
                                              MUTUAL SHARES          STRATEGY
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        4,108,383   $       16,186,991
   Due from New England Life
     Insurance Company...................                   2                   --
                                           ------------------   ------------------
       Total Assets......................           4,108,385           16,186,991
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                 124                   56
   Due to New England Life
     Insurance Company...................                  --                   --
                                           ------------------   ------------------
       Total Liabilities.................                 124                   56
                                           ------------------   ------------------

NET ASSETS...............................  $        4,108,261   $       16,186,935
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        4,108,261   $       16,186,935
   Net assets from contracts in payout...                  --                   --
                                           ------------------   ------------------
       Total Net Assets..................  $        4,108,261   $       16,186,935
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                           MIST MET/TEMPLETON      MIST METLIFE         MIST METLIFE       MIST MFS RESEARCH
                                                 GROWTH         AGGRESSIVE STRATEGY     BALANCED PLUS        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        3,084,436   $       28,109,799   $        3,849,572   $       64,291,143
   Due from New England Life
     Insurance Company...................                  --                    1                   --                    1
                                           ------------------   -------------------  ------------------   ------------------
       Total Assets......................           3,084,436           28,109,800            3,849,572           64,291,144
                                           ------------------   -------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  75                   67                   51                  147
   Due to New England Life
     Insurance Company...................                  --                   --                   --                   --
                                           ------------------   -------------------  ------------------   ------------------
       Total Liabilities.................                  75                   67                   51                  147
                                           ------------------   -------------------  ------------------   ------------------

NET ASSETS...............................  $        3,084,361   $       28,109,733   $        3,849,521   $       64,290,997
                                           ==================   ===================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        3,084,361   $       28,109,733   $        3,849,521   $       64,164,337
   Net assets from contracts in payout...                  --                   --                   --              126,660
                                           ------------------   -------------------  ------------------   ------------------
       Total Net Assets..................  $        3,084,361   $       28,109,733   $        3,849,521   $       64,290,997
                                           ==================   ===================  ==================   ==================

                                                                                         MIST PIMCO
                                                MIST MLA        MIST MORGAN STANLEY       INFLATION           MIST PIMCO
                                                 MID CAP          MID CAP GROWTH       PROTECTED BOND        TOTAL RETURN
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       19,626,868   $       15,201,346   $       90,359,908   $      280,763,318
   Due from New England Life
     Insurance Company...................                  --                    1                   --                   --
                                           ------------------   -------------------  ------------------   ------------------
       Total Assets......................          19,626,868           15,201,347           90,359,908          280,763,318
                                           ------------------   -------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                 124                  114                   58                  177
   Due to New England Life
     Insurance Company...................                  --                   --                    1                    1
                                           ------------------   -------------------  ------------------   ------------------
       Total Liabilities.................                 124                  114                   59                  178
                                           ------------------   -------------------  ------------------   ------------------

NET ASSETS...............................  $       19,626,744   $       15,201,233   $       90,359,849   $      280,763,140
                                           ==================   ===================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       19,598,074   $       15,191,316   $       90,359,849   $      280,173,192
   Net assets from contracts in payout...              28,670                9,917                   --              589,948
                                           ------------------   -------------------  ------------------   ------------------
       Total Net Assets..................  $       19,626,744   $       15,201,233   $       90,359,849   $      280,763,140
                                           ==================   ===================  ==================   ==================


                                              MIST PYRAMIS           MIST RCM
                                            GOVERNMENT INCOME       TECHNOLOGY
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        1,078,292   $        22,318,284
   Due from New England Life
     Insurance Company...................                  --                     1
                                           ------------------   -------------------
       Total Assets......................           1,078,292            22,318,285
                                           ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  35                    72
   Due to New England Life
     Insurance Company...................                   1                    --
                                           ------------------   -------------------
       Total Liabilities.................                  36                    72
                                           ------------------   -------------------

NET ASSETS...............................  $        1,078,256   $        22,318,213
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        1,078,256   $        22,312,132
   Net assets from contracts in payout...                  --                 6,081
                                           ------------------   -------------------
       Total Net Assets..................  $        1,078,256   $        22,318,213
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         MID CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $        1,328,076   $       66,981,657   $       38,545,433   $       73,147,233
   Due from New England Life
     Insurance Company...................                  --                   --                   --                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................           1,328,076           66,981,657           38,545,433           73,147,234
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  41                   16                   29                   96
   Due to New England Life
     Insurance Company...................                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  41                   16                   29                   96
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $        1,328,035   $       66,981,641   $       38,545,404   $       73,147,138
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        1,328,035   $       66,981,641   $       38,545,404   $       72,988,428
   Net assets from contracts in payout...                  --                   --                   --              158,710
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $        1,328,035   $       66,981,641   $       38,545,404   $       73,147,138
                                           ==================   ==================   ==================   ==================

                                           MSF BAILLIE GIFFORD MSF BARCLAYS CAPITAL     MSF BLACKROCK        MSF BLACKROCK
                                           INTERNATIONAL STOCK AGGREGATE BOND INDEX   AGGRESSIVE GROWTH       BOND INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------- --------------------  ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       50,921,662   $       64,276,914   $       12,302,212   $      109,634,512
   Due from New England Life
     Insurance Company...................                  --                   --                    1                   --
                                           ------------------- --------------------  ------------------   ------------------
       Total Assets......................          50,921,662           64,276,914           12,302,213          109,634,512
                                           ------------------- --------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                 210                  141                  119                  122
   Due to New England Life
     Insurance Company...................                  --                    1                   --                    1
                                           ------------------- --------------------  ------------------   ------------------
       Total Liabilities.................                 210                  142                  119                  123
                                           ------------------- --------------------  ------------------   ------------------

NET ASSETS...............................  $       50,921,452   $       64,276,772   $       12,302,094   $      109,634,389
                                           =================== ====================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       50,617,437   $       63,948,986   $       12,302,094   $      107,911,527
   Net assets from contracts in payout...             304,015              327,786                   --            1,722,862
                                           ------------------- --------------------  ------------------   ------------------
       Total Net Assets..................  $       50,921,452   $       64,276,772   $       12,302,094   $      109,634,389
                                           =================== ====================  ==================   ==================

                                              MSF BLACKROCK        MSF BLACKROCK
                                               DIVERSIFIED        LARGE CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        8,310,685   $        36,219,302
   Due from New England Life
     Insurance Company...................                   1                     4
                                           ------------------   -------------------
       Total Assets......................           8,310,686            36,219,306
                                           ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                 100                   157
   Due to New England Life
     Insurance Company...................                  --                    --
                                           ------------------   -------------------
       Total Liabilities.................                 100                   157
                                           ------------------   -------------------

NET ASSETS...............................  $        8,310,586   $        36,219,149
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        8,310,586   $        36,158,103
   Net assets from contracts in payout...                  --                61,046
                                           ------------------   -------------------
       Total Net Assets..................  $        8,310,586   $        36,219,149
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             MSF BLACKROCK
                                             LEGACY LARGE         MSF BLACKROCK          MSF DAVIS          MSF FI VALUE
                                              CAP GROWTH          MONEY MARKET         VENTURE VALUE           LEADERS
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       75,226,004   $       63,129,430   $      272,303,000   $       30,586,199
   Due from New England Life
     Insurance Company..................                   2                   --                    2                    4
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          75,226,006           63,129,430          272,303,002           30,586,203
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                 212                  118                  181                  234
   Due to New England Life
     Insurance Company..................                  --                    1                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                 212                  119                  181                  234
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       75,225,794   $       63,129,311   $      272,302,821   $       30,585,969
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       73,829,761   $       62,908,673   $      269,987,844   $       29,500,774
   Net assets from contracts in payout..           1,396,033              220,638            2,314,977            1,085,195
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       75,225,794   $       63,129,311   $      272,302,821   $       30,585,969
                                          ==================   ==================   ==================   ==================


                                             MSF JENNISON       MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                                GROWTH           SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       20,116,332   $       84,979,850   $       23,754,304   $      122,364,695
   Due from New England Life
     Insurance Company..................                   1                   --                    1                    3
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          20,116,333           84,979,850           23,754,305          122,364,698
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                 247                  185                  107                  132
   Due to New England Life
     Insurance Company..................                  --                    1                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                 247                  186                  107                  132
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       20,116,086   $       84,979,664   $       23,754,198   $      122,364,566
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       20,029,650   $       83,996,949   $       23,679,107   $      121,312,296
   Net assets from contracts in payout..              86,436              982,715               75,091            1,052,270
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       20,116,086   $       84,979,664   $       23,754,198   $      122,364,566
                                          ==================   ==================   ==================   ==================

                                              MSF METLIFE          MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO
                                              ALLOCATION       MODERATE ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   -------------------
ASSETS:
   Investments at fair value............  $       99,014,733   $      164,236,013
   Due from New England Life
     Insurance Company..................                  --                   --
                                          ------------------   -------------------
       Total Assets.....................          99,014,733          164,236,013
                                          ------------------   -------------------
LIABILITIES:
   Accrued fees.........................                  13                    9
   Due to New England Life
     Insurance Company..................                   1                    1
                                          ------------------   -------------------
       Total Liabilities................                  14                   10
                                          ------------------   -------------------

NET ASSETS..............................  $       99,014,719   $      164,236,003
                                          ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       99,014,719   $      164,236,003
   Net assets from contracts in payout..                  --                   --
                                          ------------------   -------------------
       Total Net Assets.................  $       99,014,719   $      164,236,003
                                          ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                         MSF METLIFE
                                               MSF METLIFE          MSF METLIFE          MODERATE TO          MSF METLIFE
                                           MID CAP STOCK INDEX  MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------- --------------------- ------------------
ASSETS:
   Investments at fair value............   $       43,051,912   $      524,607,611   $      638,284,922   $       62,563,542
   Due from New England Life
     Insurance Company..................                   --                   --                   --                    3
                                           -------------------  ------------------- --------------------- ------------------
       Total Assets.....................           43,051,912          524,607,611          638,284,922           62,563,545
                                           -------------------  ------------------- --------------------- ------------------
LIABILITIES:
   Accrued fees.........................                  161                   34                   27                  139
   Due to New England Life
     Insurance Company..................                   --                    1                    1                   --
                                           -------------------  ------------------- --------------------- ------------------
       Total Liabilities................                  161                   35                   28                  139
                                           -------------------  ------------------- --------------------- ------------------

NET ASSETS..............................   $       43,051,751   $      524,607,576   $      638,284,894   $       62,563,406
                                           ===================  =================== ===================== ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       42,827,284   $      524,607,576   $      638,284,894   $       62,291,265
   Net assets from contracts in payout..              224,467                   --                   --              272,141
                                           -------------------  ------------------- --------------------- ------------------
       Total Net Assets.................   $       43,051,751   $      524,607,576   $      638,284,894   $       62,563,406
                                           ===================  =================== ===================== ==================


                                              MSF MFS TOTAL                               MSF MSCI           MSF NEUBERGER
                                                 RETURN            MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       53,660,181   $       51,957,583   $       42,868,171   $       79,566,510
   Due from New England Life
     Insurance Company..................                   --                    3                    1                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           53,660,181           51,957,586           42,868,172           79,566,510
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  111                  180                  159                  147
   Due to New England Life
     Insurance Company..................                   --                   --                   --                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  111                  180                  159                  148
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       53,660,070   $       51,957,406   $       42,868,013   $       79,566,362
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       53,002,664   $       51,833,535   $       42,683,438   $       79,089,195
   Net assets from contracts in payout..              657,406              123,871              184,575              477,167
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       53,660,070   $       51,957,406   $       42,868,013   $       79,566,362
                                           ==================   ==================   ==================   ==================


                                             MSF OPPENHEIMER     MSF RUSSELL 2000
                                              GLOBAL EQUITY            INDEX
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       21,023,449   $       40,442,408
   Due from New England Life
     Insurance Company..................                    1                   --
                                           ------------------   ------------------
       Total Assets.....................           21,023,450           40,442,408
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   67                  165
   Due to New England Life
     Insurance Company..................                   --                    1
                                           ------------------   ------------------
       Total Liabilities................                   67                  166
                                           ------------------   ------------------

NET ASSETS..............................   $       21,023,383   $       40,442,242
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       21,023,383   $       40,315,094
   Net assets from contracts in payout..                   --              127,148
                                           ------------------   ------------------
       Total Net Assets.................   $       21,023,383   $       40,442,242
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                                                                      MSF WESTERN ASSET    MSF WESTERN ASSET
                                            MSF T. ROWE PRICE    MSF T. ROWE PRICE  MANAGEMENT STRATEGIC    MANAGEMENT U.S.
                                            LARGE CAP GROWTH     SMALL CAP GROWTH    BOND OPPORTUNITIES       GOVERNMENT
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------  --------------------  ------------------
ASSETS:
   Investments at fair value............   $       38,514,468   $       23,444,312   $      110,686,645   $       80,899,092
   Due from New England Life
     Insurance Company..................                    1                   --                   --                   --
                                           ------------------   ------------------  --------------------  ------------------
       Total Assets.....................           38,514,469           23,444,312          110,686,645           80,899,092
                                           ------------------   ------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   30                   26                  138                  184
   Due to New England Life
     Insurance Company..................                   --                    1                    2                    2
                                           ------------------   ------------------  --------------------  ------------------
       Total Liabilities................                   30                   27                  140                  186
                                           ------------------   ------------------  --------------------  ------------------

NET ASSETS..............................   $       38,514,439   $       23,444,285   $      110,686,505   $       80,898,906
                                           ==================   ==================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       38,514,439   $       23,444,285   $      109,577,339   $       80,166,510
   Net assets from contracts in payout..                   --                   --            1,109,166              732,396
                                           ------------------   ------------------  --------------------  ------------------
       Total Net Assets.................   $       38,514,439   $       23,444,285   $      110,686,505   $       80,898,906
                                           ==================   ==================  ====================  ==================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                AMERICAN FUNDS
                                            AMERICAN FUNDS       GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS
                                                 BOND           CAPITALIZATION           GROWTH            GROWTH-INCOME
                                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------  ------------------   ------------------   -----------------
INVESTMENT INCOME:
     Dividends..........................  $        1,159,520  $        1,631,700   $        2,756,136   $       3,348,581
                                          ------------------  ------------------   ------------------   -----------------
EXPENSES:
     Mortality and expense risk
        charges.........................             725,255           1,910,152            5,482,253           3,319,244
     Administrative charges.............               1,076               4,597               13,467              10,109
                                          ------------------  ------------------   ------------------   -----------------
        Total expenses..................             726,331           1,914,749            5,495,720           3,329,353
                                          ------------------  ------------------   ------------------   -----------------
          Net investment income (loss)..             433,189           (283,049)          (2,739,584)              19,228
                                          ------------------  ------------------   ------------------   -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                  --                  --                   --                  --
     Realized gains (losses) on sale of
        investments.....................             124,693         (1,512,719)            7,418,061           2,551,902
                                          ------------------  ------------------   ------------------   -----------------
          Net realized gains (losses)...             124,693         (1,512,719)            7,418,061           2,551,902
                                          ------------------  ------------------   ------------------   -----------------
     Change in unrealized gains (losses)
        on investments..................           1,177,522          20,270,863           48,022,599          28,367,895
                                          ------------------  ------------------   ------------------   -----------------
     Net realized and change in
        unrealized gains (losses)
        on investments..................           1,302,215          18,758,144           55,440,660          30,919,797
                                          ------------------  ------------------   ------------------   -----------------
     Net increase (decrease) in net assets
        resulting from operations.......  $        1,735,404  $       18,475,095   $       52,701,076   $      30,939,025
                                          ==================  ==================   ==================   =================

                                                 MIST
                                           ALLIANCEBERNSTEIN     MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                            GLOBAL DYNAMIC      FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE
                                              ALLOCATION     ALLOCATION PORTFOLIO      ALLOCATION           ALLOCATION
                                            SUBACCOUNT (a)        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------ --------------------  ------------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $               --   $       2,602,448   $        3,125,687   $        2,765,809
                                          ------------------ --------------------  ------------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................              10,883           1,976,292            3,342,544            1,695,471
     Administrative charges.............                  --                 762                  155                  679
                                          ------------------ --------------------  ------------------   ------------------
        Total expenses..................              10,883           1,977,054            3,342,699            1,696,150
                                          ------------------ --------------------  ------------------   ------------------
          Net investment income (loss)..            (10,883)             625,394            (217,012)            1,069,659
                                          ------------------ --------------------  ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                  --           1,579,260                   --            1,808,135
     Realized gains (losses) on sale of
        investments.....................               9,420           2,432,497            2,476,551            2,307,586
                                          ------------------ --------------------  ------------------   ------------------
          Net realized gains (losses)...               9,420           4,011,757            2,476,551            4,115,721
                                          ------------------ --------------------  ------------------   ------------------
     Change in unrealized gains (losses)
        on investments..................              85,444          12,668,035           33,204,440            6,950,880
                                          ------------------ --------------------  ------------------   ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments..................              94,864          16,679,792           35,680,991           11,066,601
                                          ------------------ --------------------  ------------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $           83,981   $      17,305,186   $       35,463,979   $       12,136,260
                                          ================== ====================  ==================   ==================


                                                                 MIST BLACKROCK
                                            MIST AQR GLOBAL      GLOBAL TACTICAL
                                             RISK BALANCED         STRATEGIES
                                            SUBACCOUNT (a)       SUBACCOUNT (a)
                                          ------------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $               --   $               --
                                          ------------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................              39,740               25,241
     Administrative charges.............                  --                   --
                                          ------------------   ------------------
        Total expenses..................              39,740               25,241
                                          ------------------   ------------------
          Net investment income (loss)..            (39,740)             (25,241)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions........                  --                   --
     Realized gains (losses) on sale of
        investments.....................               3,415                1,873
                                          ------------------   ------------------
          Net realized gains (losses)...               3,415                1,873
                                          ------------------   ------------------
     Change in unrealized gains (losses)
        on investments..................             283,000              201,568
                                          ------------------   ------------------
     Net realized and change in
        unrealized gains (losses)
        on investments..................             286,415              203,441
                                          ------------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          246,675   $          178,200
                                          ==================   ==================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                          MIST HARRIS         MIST INVESCO
                                             MIST BLACKROCK         MIST CLARION            OAKMARK           BALANCED-RISK
                                             LARGE CAP CORE      GLOBAL REAL ESTATE      INTERNATIONAL         ALLOCATION
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (a)
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          150,067   $         1,421,881   $        1,848,068   $           17,171
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             180,604               902,806            1,470,690               25,518
      Administrative charges.............                 454                 1,817                4,472                   --
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................             181,058               904,623            1,475,162               25,518
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...            (30,991)               517,258              372,906              (8,347)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                    --                   --               62,180
      Realized gains (losses) on sale of
        investments......................             (8,874)           (2,089,097)          (1,183,812)                6,598
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....             (8,874)           (2,089,097)          (1,183,812)               68,778
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           1,660,207            16,418,773           29,009,729               78,504
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,651,333            14,329,676           27,825,917              147,282
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,620,342   $        14,846,934   $       28,198,823   $          138,935
                                           ==================   ===================   ==================   ==================

                                                                                        MIST JPMORGAN        MIST LEGG MASON
                                              MIST INVESCO                              GLOBAL ACTIVE          CLEARBRIDGE
                                            SMALL CAP GROWTH     MIST JANUS FORTY        ALLOCATION         AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (a)          SUBACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $          104,838   $             5,118   $           21,183
                                           ------------------   ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             126,491              587,702                 6,060              296,196
      Administrative charges.............                 181                1,158                    --                3,926
                                           ------------------   ------------------   -------------------   ------------------
        Total expenses...................             126,672              588,860                 6,060              300,122
                                           ------------------   ------------------   -------------------   ------------------
          Net investment income (loss)...           (126,672)            (484,022)                 (942)            (278,939)
                                           ------------------   ------------------   -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........             603,271                   --                 8,900                   --
      Realized gains (losses) on sale of
        investments......................             330,752            1,151,025                 4,361              545,670
                                           ------------------   ------------------   -------------------   ------------------
          Net realized gains (losses)....             934,023            1,151,025                13,261              545,670
                                           ------------------   ------------------   -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................             661,800            7,740,628                27,390            3,237,732
                                           ------------------   ------------------   -------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,595,823            8,891,653                40,651            3,783,402
                                           ------------------   ------------------   -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,469,151   $        8,407,631   $            39,709   $        3,504,463
                                           ==================   ==================   ===================   ==================


                                            MIST LORD ABBETT     MIST LORD ABBETT
                                             BOND DEBENTURE        MID CAP VALUE
                                               SUBACCOUNT         SUBACCOUNT (a)
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        6,168,846   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,129,238              566,834
      Administrative charges.............               4,107                2,246
                                           ------------------   ------------------
        Total expenses...................           1,133,345              569,080
                                           ------------------   ------------------
          Net investment income (loss)...           5,035,501            (569,080)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             869,400            (212,720)
                                           ------------------   ------------------
          Net realized gains (losses)....             869,400            (212,720)
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           3,390,799            2,066,812
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           4,260,199            1,854,092
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        9,295,700   $        1,285,012
                                           ==================   ==================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                 MIST MET/FRANKLIN                         MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN      LOW DURATION       MIST MET/FRANKLIN   TEMPLETON FOUNDING
                                                 INCOME            TOTAL RETURN         MUTUAL SHARES          STRATEGY
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $          431,926   $           17,818   $           28,219   $          610,259
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              124,071               12,717               56,819              200,340
      Administrative charges............                  224                    6                   35                   11
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................              124,295               12,723               56,854              200,351
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              307,631                5,095             (28,635)              409,908
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......              186,316                   --              857,485              250,325
      Realized gains (losses) on sale of
        investments.....................               67,929                3,812            (120,516)              277,636
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              254,245                3,812              736,969              527,961
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              387,894               19,201            (211,302)            1,199,757
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................              642,139               23,013              525,667            1,727,718
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          949,770   $           28,108   $          497,032   $        2,137,626
                                           ==================   ==================   ==================   ==================


                                           MIST MET/TEMPLETON      MIST METLIFE         MIST METLIFE        MIST MFS RESEARCH
                                                 GROWTH         AGGRESSIVE STRATEGY     BALANCED PLUS         INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (a)          SUBACCOUNT
                                           ------------------   -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................   $           42,378   $           186,693  $                --  $         1,194,216
                                           ------------------   -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               33,672               380,666               17,133              806,320
      Administrative charges............                   13                   350                   --                2,379
                                           ------------------   -------------------  -------------------  -------------------
        Total expenses..................               33,685               381,016               17,133              808,699
                                           ------------------   -------------------  -------------------  -------------------
          Net investment income (loss)..                8,693             (194,323)             (17,133)              385,517
                                           ------------------   -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......               98,990                    --                   --                   --
      Realized gains (losses) on sale of
        investments.....................                  260             (223,400)                5,087          (1,119,276)
                                           ------------------   -------------------  -------------------  -------------------
          Net realized gains (losses)...               99,250             (223,400)                5,087          (1,119,276)
                                           ------------------   -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................              381,236             4,536,561              155,548            9,675,503
                                           ------------------   -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................              480,486             4,313,161              160,635            8,556,227
                                           ------------------   -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          489,179   $         4,118,838  $           143,502  $         8,941,744
                                           ==================   ===================  ===================  ===================


                                                 MIST MLA        MIST MORGAN STANLEY
                                                  MID CAP          MID CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                           -------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $            82,880   $               --
                                           -------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               265,187              210,645
      Administrative charges............                   467                1,115
                                           -------------------   -------------------
        Total expenses..................               265,654              211,760
                                           -------------------   -------------------
          Net investment income (loss)..             (182,774)            (211,760)
                                           -------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                    --                   --
      Realized gains (losses) on sale of
        investments.....................             (270,764)              351,495
                                           -------------------   -------------------
          Net realized gains (losses)...             (270,764)              351,495
                                           -------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................             1,232,144            1,088,098
                                           -------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................               961,380            1,439,593
                                           -------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $           778,606   $        1,227,833
                                           ===================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                               MIST PIMCO
                                                INFLATION            MIST PIMCO          MIST PYRAMIS           MIST RCM
                                             PROTECTED BOND         TOTAL RETURN       GOVERNMENT INCOME       TECHNOLOGY
                                               SUBACCOUNT            SUBACCOUNT         SUBACCOUNT (a)         SUBACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        2,617,998   $         8,791,494   $               --   $               --
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,165,670             3,639,763                4,946              315,385
      Administrative charges.............               2,916                13,129                   --                  995
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................           1,168,586             3,652,892                4,946              316,380
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...           1,449,412             5,138,602              (4,946)            (316,380)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           5,148,286                    --                   --            2,843,102
      Realized gains (losses) on sale of
        investments......................             403,815             1,803,188                  690             (37,033)
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....           5,552,101             1,803,188                  690            2,806,069
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           (564,822)            14,167,853                4,145            (133,856)
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           4,987,279            15,971,041                4,835            2,672,213
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        6,436,691   $        21,109,643   $            (111)   $        2,355,833
                                           ==================   ===================   ==================   ==================


                                             MIST SCHRODERS      MIST SSGA GROWTH          MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF          GROWTH ETF         MID CAP GROWTH
                                             SUBACCOUNT (a)         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $            9,680   $         1,520,999   $          674,591   $               --
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               5,372               805,078              445,436              944,850
      Administrative charges.............                  --                   918                  596                2,681
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................               5,372               805,996              446,032              947,531
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...               4,308               715,003              228,559            (947,531)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........              21,804             1,418,599            1,262,656            9,504,403
      Realized gains (losses) on sale of
        investments......................               1,974               782,252              322,540            1,255,370
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....              23,778             2,200,851            1,585,196           10,759,773
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................              14,688             3,889,669            2,457,135          (1,418,169)
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................              38,466             6,090,520            4,042,331            9,341,604
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           42,774   $         6,805,523   $        4,270,890   $        8,394,073
                                           ==================   ===================   ==================   ==================


                                           MSF BAILLIE GIFFORD  MSF BARCLAYS CAPITAL
                                           INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                           -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $           595,198   $        2,400,501
                                           -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              635,772              869,930
      Administrative charges.............                8,247                3,482
                                           -------------------  --------------------
        Total expenses...................              644,019              873,412
                                           -------------------  --------------------
          Net investment income (loss)...             (48,821)            1,527,089
                                           -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................          (1,865,274)              539,958
                                           -------------------  --------------------
          Net realized gains (losses)....          (1,865,274)              539,958
                                           -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................           10,055,019            (537,010)
                                           -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            8,189,745                2,948
                                           -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         8,140,924   $        1,530,037
                                           ===================  ====================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                            AGGRESSIVE GROWTH       BOND INCOME          DIVERSIFIED         LARGE CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------   -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $        2,914,482   $           165,124  $           520,126
                                           ------------------   ------------------   -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             173,719            1,476,575               108,449              477,022
      Administrative charges.............                 203               20,152                    65                  710
                                           ------------------   ------------------   -------------------  -------------------
        Total expenses...................             173,922            1,496,727               108,514              477,732
                                           ------------------   ------------------   -------------------  -------------------
          Net investment income (loss)...           (173,922)            1,417,755                56,610               42,394
                                           ------------------   ------------------   -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --              757,282                    --            5,818,486
      Realized gains (losses) on sale of
        investments......................             682,257              554,072                78,297            (762,496)
                                           ------------------   ------------------   -------------------  -------------------
          Net realized gains (losses)....             682,257            1,311,354                78,297            5,055,990
                                           ------------------   ------------------   -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................             637,080            3,797,435               683,021            (957,652)
                                           ------------------   ------------------   -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,319,337            5,108,789               761,318            4,098,338
                                           ------------------   ------------------   -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,145,415   $        6,526,544   $           817,928  $         4,140,732
                                           ==================   ==================   ===================  ===================

                                              MSF BLACKROCK
                                              LEGACY LARGE          MSF BLACKROCK          MSF DAVIS          MSF FI VALUE
                                               CAP GROWTH           MONEY MARKET         VENTURE VALUE           LEADERS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           168,752  $                --   $        1,903,932   $          364,353
                                           -------------------  -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            1,008,718              900,510            3,646,771              413,021
      Administrative charges.............               38,360                7,081               48,016               16,348
                                           -------------------  -------------------   ------------------   ------------------
        Total expenses...................            1,047,078              907,591            3,694,787              429,369
                                           -------------------  -------------------   ------------------   ------------------
          Net investment income (loss)...            (878,326)            (907,591)          (1,790,855)             (65,016)
                                           -------------------  -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................            2,226,592                   --            6,292,588          (1,071,783)
                                           -------------------  -------------------   ------------------   ------------------
          Net realized gains (losses)....            2,226,592                   --            6,292,588          (1,071,783)
                                           -------------------  -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            8,080,369                   --           25,583,473            5,318,587
                                           -------------------  -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           10,306,961                   --           31,876,061            4,246,804
                                           -------------------  -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         9,428,635  $         (907,591)   $       30,085,206   $        4,181,788
                                           ===================  ===================   ==================   ==================


                                              MSF JENNISON       MSF LOOMIS SAYLES
                                                 GROWTH           SMALL CAP CORE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $            9,667   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             230,677            1,127,476
      Administrative charges.............               2,115               26,545
                                           ------------------   ------------------
        Total expenses...................             232,792            1,154,021
                                           ------------------   ------------------
          Net investment income (loss)...           (223,125)          (1,154,021)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           2,276,135            2,210,796
      Realized gains (losses) on sale of
        investments......................             102,369            1,938,171
                                           ------------------   ------------------
          Net realized gains (losses)....           2,378,504            4,148,967
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           (859,031)            7,532,923
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,519,473           11,681,890
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,296,348   $       10,527,869
                                           ==================   ==================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                          MSF METLIFE          MSF METLIFE
                                            MSF LOOMIS SAYLES      MSF MET/ARTISAN       CONSERVATIVE        CONSERVATIVE TO
                                            SMALL CAP GROWTH        MID CAP VALUE         ALLOCATION       MODERATE ALLOCATION
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $         1,099,324   $        2,842,679   $        4,766,191
                                           ------------------   -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             317,529             1,644,692            1,211,819            2,149,714
      Administrative charges.............               1,172                19,777                1,515                1,871
                                           ------------------   -------------------   ------------------   -------------------
        Total expenses...................             318,701             1,664,469            1,213,334            2,151,585
                                           ------------------   -------------------   ------------------   -------------------
          Net investment income (loss)...           (318,701)             (565,145)            1,629,345            2,614,606
                                           ------------------   -------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                    --            2,362,649              515,640
      Realized gains (losses) on sale of
        investments......................             537,393           (2,097,191)              870,749            2,091,073
                                           ------------------   -------------------   ------------------   -------------------
          Net realized gains (losses)....             537,393           (2,097,191)            3,233,398            2,606,713
                                           ------------------   -------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           2,017,078            14,942,017            1,849,498           10,351,058
                                           ------------------   -------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           2,554,471            12,844,826            5,082,896           12,957,771
                                           ------------------   -------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,235,770   $        12,279,681   $        6,712,241   $       15,572,377
                                           ==================   ===================   ==================   ===================

                                                                                          MSF METLIFE
                                               MSF METLIFE          MSF METLIFE           MODERATE TO          MSF METLIFE
                                           MID CAP STOCK INDEX  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION     STOCK INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  --------------------- ------------------
INVESTMENT INCOME:
      Dividends..........................  $          326,669   $        12,070,177  $        11,995,700   $        1,027,414
                                           -------------------  -------------------  --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             549,610             6,779,483            8,189,540              823,046
      Administrative charges.............               1,860                 4,459                2,715                3,854
                                           -------------------  -------------------  --------------------- ------------------
        Total expenses...................             551,470             6,783,942            8,192,255              826,900
                                           -------------------  -------------------  --------------------- ------------------
          Net investment income (loss)...           (224,801)             5,286,235            3,803,445              200,514
                                           -------------------  -------------------  --------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           1,805,754                    --                   --              471,667
      Realized gains (losses) on sale of
        investments......................             611,776             3,062,545            (244,697)              951,159
                                           -------------------  -------------------  --------------------- ------------------
          Net realized gains (losses)....           2,417,530             3,062,545            (244,697)            1,422,826
                                           -------------------  -------------------  --------------------- ------------------
      Change in unrealized gains (losses)
        on investments...................           4,010,511            49,406,711           77,284,101            6,531,237
                                           -------------------  -------------------  --------------------- ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           6,428,041            52,469,256           77,039,404            7,954,063
                                           -------------------  -------------------  --------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        6,203,240   $        57,755,491  $        80,842,849   $        8,154,577
                                           ===================  ===================  ===================== ==================


                                              MSF MFS TOTAL
                                                 RETURN             MSF MFS VALUE
                                               SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,493,062   $           952,293
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             732,924               692,117
      Administrative charges.............              15,071                 1,245
                                           ------------------   -------------------
        Total expenses...................             747,995               693,362
                                           ------------------   -------------------
          Net investment income (loss)...             745,067               258,931
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --               755,187
      Realized gains (losses) on sale of
        investments......................            (67,385)               458,078
                                           ------------------   -------------------
          Net realized gains (losses)....            (67,385)             1,213,265
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           4,497,608             5,834,096
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           4,430,223             7,047,361
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        5,175,290   $         7,306,292
                                           ==================   ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                MSF MSCI           MSF NEUBERGER        MSF OPPENHEIMER     MSF RUSSELL 2000
                                               EAFE INDEX         BERMAN GENESIS         GLOBAL EQUITY            INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,212,883   $           172,858   $          271,575   $          387,070
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             532,416             1,061,326              257,585              534,075
      Administrative charges.............               2,019                 7,437                  584                2,085
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................             534,435             1,068,763              258,169              536,160
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...             678,448             (895,905)               13,406            (149,090)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                   --
      Realized gains (losses) on sale of
        investments......................           (576,971)           (2,570,242)               72,453              620,238
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....           (576,971)           (2,570,242)               72,453              620,238
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           6,223,730            10,129,806            3,479,223            4,975,072
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           5,646,759             7,559,564            3,551,676            5,595,310
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        6,325,207   $         6,663,659   $        3,565,082   $        5,446,220
                                           ==================   ===================   ==================   ==================

                                                                                      MSF WESTERN ASSET     MSF WESTERN ASSET
                                            MSF T. ROWE PRICE    MSF T. ROWE PRICE  MANAGEMENT STRATEGIC     MANAGEMENT U.S.
                                            LARGE CAP GROWTH     SMALL CAP GROWTH    BOND OPPORTUNITIES        GOVERNMENT
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $               --   $        3,878,131   $         1,655,556
                                           ------------------   ------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             503,152              295,632            1,467,193             1,110,682
      Administrative charges.............               1,356                1,393               15,537                 9,251
                                           ------------------   ------------------  --------------------  -------------------
        Total expenses...................             504,508              297,025            1,482,730             1,119,933
                                           ------------------   ------------------  --------------------  -------------------
          Net investment income (loss)...           (504,508)            (297,025)            2,395,401               535,623
                                           ------------------   ------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --            2,258,230                   --                    --
      Realized gains (losses) on sale of
        investments......................           1,304,834              383,278            1,579,270               183,008
                                           ------------------   ------------------  --------------------  -------------------
          Net realized gains (losses)....           1,304,834            2,641,508            1,579,270               183,008
                                           ------------------   ------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................           5,166,728              610,048            6,494,965               789,330
                                           ------------------   ------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           6,471,562            3,251,556            8,074,235               972,338
                                           ------------------   ------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        5,967,054   $        2,954,531   $       10,469,636   $         1,507,961
                                           ==================   ==================  ====================  ===================

(a) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                            AMERICAN FUNDS                 AMERICAN FUNDS                  AMERICAN FUNDS
                                                 BOND                GLOBAL SMALL CAPITALIZATION               GROWTH
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------ -------------------------------
                                         2012            2011            2012            2011           2012             2011
                                    --------------   -------------- --------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $      433,189   $      687,979 $    (283,049)  $    (339,431) $  (2,739,584)   $  (3,678,203)
   Net realized gains (losses).....        124,693         (43,212)    (1,512,719)       (501,617)      7,418,061        6,369,636
   Change in unrealized gains
     (losses) on investments.......      1,177,522        1,499,426     20,270,863    (29,048,409)     48,022,599     (22,935,110)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      1,735,404        2,144,193     18,475,095    (29,889,457)     52,701,076     (20,243,677)
                                    --------------   -------------- --------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,093,217          824,206      2,134,958       2,503,771      6,281,366        5,364,009
   Net transfers (including fixed
     account)......................        451,936          463,876    (2,251,742)     (4,424,000)   (15,663,221)     (20,504,800)
   Contract charges................      (253,128)        (244,391)      (626,931)       (651,651)    (1,727,640)      (1,736,567)
   Transfers for contract benefits
     and terminations..............    (3,885,034)      (3,468,686)   (10,241,660)    (12,100,027)   (31,581,704)     (35,329,094)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (2,593,009)      (2,424,995)   (10,985,375)    (14,671,907)   (42,691,199)     (52,206,452)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............      (857,605)        (280,802)      7,489,720    (44,561,364)     10,009,877     (72,450,129)
NET ASSETS:
   Beginning of year...............     47,375,496       47,656,298    115,235,673     159,797,037    340,137,197      412,587,326
                                    --------------   -------------- --------------  -------------- --------------   --------------
   End of year..................... $   46,517,891   $   47,375,496 $  122,725,393  $  115,235,673 $  350,147,074   $  340,137,197
                                    ==============   ============== ==============  ============== ==============   ==============

                                                                          MIST
                                                                    ALLIANCEBERNSTEIN       MIST AMERICAN FUNDS
                                            AMERICAN FUNDS           GLOBAL DYNAMIC         BALANCED ALLOCATION
                                             GROWTH-INCOME             ALLOCATION                PORTFOLIO
                                              SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                    ------------------------------- ----------------- -------------------------------
                                         2012             2011         2012 (a)            2012             2011
                                    --------------   -------------- ---------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       19,228   $    (160,121) $      (10,883)   $      625,394   $       26,123
   Net realized gains (losses).....      2,551,902          752,374           9,420        4,011,757        3,304,824
   Change in unrealized gains
     (losses) on investments.......     28,367,895      (7,800,587)          85,444       12,668,035      (8,717,155)
                                    --------------   -------------- ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     30,939,025      (7,208,334)          83,981       17,305,186      (5,386,208)
                                    --------------   -------------- ---------------   --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      3,463,032        2,599,164          36,826        5,174,112        3,561,665
   Net transfers (including fixed
     account)......................    (9,937,729)      (7,650,441)       1,996,116        2,717,315      (3,493,159)
   Contract charges................      (998,076)      (1,005,846)         (4,647)      (1,308,907)      (1,256,491)
   Transfers for contract benefits
     and terminations..............   (21,607,023)     (23,797,503)        (29,386)      (8,267,068)      (7,100,400)
                                    --------------   -------------- ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (29,079,796)     (29,854,626)       1,998,909      (1,684,548)      (8,288,385)
                                    --------------   -------------- ---------------   --------------   --------------
     Net increase (decrease)
       in net assets...............      1,859,229     (37,062,960)       2,082,890       15,620,638     (13,674,593)
NET ASSETS:
   Beginning of year...............    207,680,427      244,743,387              --      144,479,630      158,154,223
                                    --------------   -------------- ---------------   --------------   --------------
   End of year..................... $  209,539,656   $  207,680,427 $     2,082,890   $  160,100,268   $  144,479,630
                                    ==============   ============== ===============   ==============   ==============



                                          MIST AMERICAN FUNDS
                                           GROWTH ALLOCATION
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (217,012)   $    (380,474)
   Net realized gains (losses).....      2,476,551        3,889,512
   Change in unrealized gains
     (losses) on investments.......     33,204,440     (18,453,221)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     35,463,979     (14,944,183)
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........     14,621,092       10,562,010
   Net transfers (including fixed
     account)......................        951,990      (1,128,357)
   Contract charges................    (2,296,954)      (2,131,370)
   Transfers for contract benefits
     and terminations..............    (8,212,536)      (8,127,158)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      5,063,592        (824,875)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............     40,527,571     (15,769,058)
NET ASSETS:
   Beginning of year...............    239,966,279      255,735,337
                                    --------------   --------------
   End of year..................... $  280,493,850   $  239,966,279
                                    ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                        MIST AQR    MIST BLACKROCK
                                           MIST AMERICAN FUNDS         GLOBAL RISK  GLOBAL TACTICAL         MIST BLACKROCK
                                           MODERATE ALLOCATION          BALANCED      STRATEGIES            LARGE CAP CORE
                                               SUBACCOUNT              SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
                                     ------------------------------- -------------- --------------- -------------------------------
                                          2012             2011         2012 (a)       2012 (a)          2012             2011
                                     --------------  --------------- -------------- --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,069,659  $       437,633 $     (39,740) $     (25,241)  $     (30,991)   $     (35,795)
   Net realized gains (losses)......      4,115,721        3,030,041          3,415          1,873         (8,874)        (186,855)
   Change in unrealized gains
     (losses) on investments........      6,950,880      (4,770,720)        283,000        201,568       1,660,207           75,321
                                     --------------  --------------- -------------- --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     12,136,260      (1,303,046)        246,675        178,200       1,620,342        (147,329)
                                     --------------  --------------- -------------- --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      6,037,796        5,074,094        263,136        208,566         161,604          110,765
   Net transfers (including fixed
     account).......................    (4,415,438)      (2,822,971)      9,849,753      5,770,251         508,588        1,151,062
   Contract charges.................    (1,086,090)      (1,015,067)       (32,798)       (13,930)        (71,099)         (65,471)
   Transfers for contract benefits
     and terminations...............    (7,155,222)      (6,745,431)      (152,997)      (100,707)     (1,499,602)      (1,415,707)
                                     --------------  --------------- -------------- --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (6,618,954)      (5,509,375)      9,927,094      5,864,180       (900,509)        (219,351)
                                     --------------  --------------- -------------- --------------- --------------   --------------
     Net increase (decrease)
       in net assets................      5,517,306      (6,812,421)     10,173,769      6,042,380         719,833        (366,680)
NET ASSETS:
   Beginning of year................    130,383,950      137,196,371             --             --      13,594,636       13,961,316
                                     --------------  --------------- -------------- --------------- --------------   --------------
   End of year...................... $  135,901,256  $   130,383,950 $   10,173,769 $    6,042,380  $   14,314,469   $   13,594,636
                                     ==============  =============== ============== =============== ==============   ==============

                                                                                                       MIST INVESCO
                                              MIST CLARION                      MIST HARRIS            BALANCED-RISK
                                           GLOBAL REAL ESTATE              OAKMARK INTERNATIONAL        ALLOCATION
                                               SUBACCOUNT                       SUBACCOUNT              SUBACCOUNT
                                     ------------------------------- -------------------------------- --------------
                                          2012             2011           2012              2011         2012 (a)
                                     --------------   -------------- ---------------   -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      517,258   $    1,878,349 $       372,906   $  (1,581,950) $      (8,347)
   Net realized gains (losses)......    (2,089,097)      (3,108,742)     (1,183,812)      (1,113,035)         68,778
   Change in unrealized gains
     (losses) on investments........     16,418,773      (3,222,792)      29,009,729     (16,385,838)         78,504
                                     --------------   -------------- ---------------   -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     14,846,934      (4,453,185)      28,198,823     (19,080,823)        138,935
                                     --------------   -------------- ---------------   -------------- --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,210,140          821,640       2,332,802        1,930,043        184,540
   Net transfers (including fixed
     account).......................      (886,362)      (2,015,653)     (3,795,268)        3,782,354      5,667,368
   Contract charges.................      (362,847)        (347,187)       (559,842)        (550,440)       (16,811)
   Transfers for contract benefits
     and terminations...............    (5,868,499)      (6,858,649)     (9,169,086)     (10,174,689)      (116,974)
                                     --------------   -------------- ---------------   -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,907,568)      (8,399,849)    (11,191,394)      (5,012,732)      5,718,123
                                     --------------   -------------- ---------------   -------------- --------------
     Net increase (decrease)
       in net assets................      8,939,366     (12,853,034)      17,007,429     (24,093,555)      5,857,058
NET ASSETS:
   Beginning of year................     63,228,091       76,081,125     105,629,994      129,723,549             --
                                     --------------   -------------- ---------------   -------------- --------------
   End of year...................... $   72,167,457   $   63,228,091 $   122,637,423   $  105,629,994 $    5,857,058
                                     ==============   ============== ===============   ============== ==============


                                               MIST INVESCO
                                             SMALL CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                           2012             2011
                                     ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (126,672)   $    (135,175)
   Net realized gains (losses)......         934,023          305,715
   Change in unrealized gains
     (losses) on investments........         661,800        (348,073)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,469,151        (177,533)
                                     ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         124,818          116,767
   Net transfers (including fixed
     account).......................       (230,109)        (516,533)
   Contract charges.................        (50,325)         (47,622)
   Transfers for contract benefits
     and terminations...............       (946,852)        (714,653)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (1,102,468)      (1,162,041)
                                     ---------------   --------------
     Net increase (decrease)
       in net assets................         366,683      (1,339,574)
NET ASSETS:
   Beginning of year................       9,072,306       10,411,880
                                     ---------------   --------------
   End of year...................... $     9,438,989   $    9,072,306
                                     ===============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                    MIST JPMORGAN
                                                             MIST JANUS             GLOBAL ACTIVE   MIST LEGG MASON CLEARBRIDGE
                                                                FORTY                ALLOCATION          AGGRESSIVE GROWTH
                                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                                    ------------------------------ -------------- -------------------------------
                                                         2012            2011         2012 (a)          2012            2011
                                                    --------------  -------------- -------------- ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................   $    (484,022)  $      178,452 $        (942) $     (278,939)  $    (248,317)
   Net realized gains (losses)...................        1,151,025         891,618         13,261         545,670         543,519
   Change in unrealized gains (losses) on
     investments.................................        7,740,628     (4,962,036)         27,390       3,237,732     (1,254,889)
                                                    --------------  -------------- -------------- ---------------  --------------
     Net increase (decrease) in net assets resulting
       from operations...........................        8,407,631     (3,891,966)         39,709       3,504,463       (959,687)
                                                    --------------  -------------- -------------- ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners......................................        1,162,973       1,146,761         18,406         537,234         328,112
   Net transfers (including fixed account).......      (2,268,485)     (2,652,045)      1,423,557       (241,490)      12,978,011
   Contract charges..............................        (282,013)       (256,588)        (2,327)        (93,078)        (74,939)
   Transfers for contract benefits and
     terminations................................      (3,091,598)     (4,173,831)       (17,218)     (2,651,680)     (1,663,129)
                                                    --------------  -------------- -------------- ---------------  --------------
     Net increase (decrease) in net assets resulting
       from contract transactions................      (4,479,123)     (5,935,703)      1,422,418     (2,449,014)      11,568,055
                                                    --------------  -------------- -------------- ---------------  --------------
     Net increase (decrease) in net assets.......        3,928,508     (9,827,669)      1,462,127       1,055,449      10,608,368
NET ASSETS:
   Beginning of year.............................       40,932,330      50,759,999             --      21,133,384      10,525,016
                                                    --------------  -------------- -------------- ---------------  --------------
   End of year...................................   $   44,860,838  $   40,932,330 $    1,462,127 $    22,188,833  $   21,133,384
                                                    ==============  ============== ============== ===============  ==============

                                                                                          MIST
                                                            MIST LORD ABBETT           LORD ABBETT         MIST MET/FRANKLIN
                                                             BOND DEBENTURE           MID CAP VALUE             INCOME
                                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                                    -------------------------------- -------------- -------------------------------
                                                         2012              2011         2012 (a)         2012             2011
                                                    --------------    -------------- -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................   $    5,035,501    $    4,312,820 $    (569,080) $      307,631   $      258,541
   Net realized gains (losses)...................          869,400           931,413      (212,720)        254,245          281,978
   Change in unrealized gains (losses) on
     investments.................................        3,390,799       (2,413,731)      2,066,812        387,894        (520,161)
                                                    --------------    -------------- -------------- --------------   --------------
     Net increase (decrease) in net assets resulting
       from operations...........................        9,295,700         2,830,502      1,285,012        949,770           20,358
                                                    --------------    -------------- -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners......................................        1,132,763           924,699        671,558         98,180          122,567
   Net transfers (including fixed account).......        (297,274)       (1,429,177)     66,790,919      1,279,531        1,640,091
   Contract charges..............................        (380,354)         (379,676)      (197,103)       (63,153)         (53,943)
   Transfers for contract benefits and
     terminations................................      (9,590,615)      (10,592,534)    (4,075,933)      (671,130)        (410,938)
                                                    --------------    -------------- -------------- --------------   --------------
     Net increase (decrease) in net assets resulting
       from contract transactions................      (9,135,480)      (11,476,688)     63,189,441        643,428        1,297,777
                                                    --------------    -------------- -------------- --------------   --------------
     Net increase (decrease) in net assets.......          160,220       (8,646,186)     64,474,453      1,593,198        1,318,135
NET ASSETS:
   Beginning of year.............................       85,351,971        93,998,157             --      8,380,689        7,062,554
                                                    --------------    -------------- -------------- --------------   --------------
   End of year...................................   $   85,512,191    $   85,351,971 $   64,474,453 $    9,973,887   $    8,380,689
                                                    ==============    ============== ============== ==============   ==============


                                                           MIST MET/FRANKLIN
                                                       LOW DURATION TOTAL RETURN
                                                              SUBACCOUNT
                                                    -------------------------------
                                                         2012           2011 (b)
                                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................   $        5,095   $      (2,386)
   Net realized gains (losses)...................            3,812            (244)
   Change in unrealized gains (losses) on
     investments.................................           19,201          (2,011)
                                                    --------------   --------------
     Net increase (decrease) in net assets resulting
       from operations...........................           28,108          (4,641)
                                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners......................................            6,274               --
   Net transfers (including fixed account).......          643,751          826,007
   Contract charges..............................          (3,761)            (948)
   Transfers for contract benefits and
     terminations................................         (89,444)         (46,727)
                                                    --------------   --------------
     Net increase (decrease) in net assets resulting
       from contract transactions................          556,820          778,332
                                                    --------------   --------------
     Net increase (decrease) in net assets.......          584,928          773,691
NET ASSETS:
   Beginning of year.............................          773,691               --
                                                    --------------   --------------
   End of year...................................   $    1,358,619   $      773,691
                                                    ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                           MIST MET/FRANKLIN               MIST MET/FRANKLIN                     MIST
                                             MUTUAL SHARES            TEMPLETON FOUNDING STRATEGY        MET/TEMPLETON GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (28,635)  $       80,675 $       409,908  $       74,382 $        8,693   $        5,323
   Net realized gains (losses)......        736,969         427,581         527,961         451,854         99,250          173,263
   Change in unrealized gains
     (losses) on investments........      (211,302)       (555,787)       1,199,757     (1,084,270)        381,236        (317,878)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        497,032        (47,531)       2,137,626       (558,034)        489,179        (139,292)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        186,345         207,340         296,738         415,330         70,272           59,503
   Net transfers (including fixed
     account).......................        116,935       (142,730)       (880,860)       1,278,841        690,107          222,907
   Contract charges.................       (29,000)        (27,425)       (128,309)       (122,397)       (18,676)         (15,609)
   Transfers for contract benefits
     and terminations...............      (562,231)       (499,157)       (478,999)       (780,266)      (152,054)         (49,638)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (287,951)       (461,972)     (1,191,430)         791,508        589,649          217,163
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        209,081       (509,503)         946,196         233,474      1,078,828           77,871
NET ASSETS:
   Beginning of year................      3,899,180       4,408,683      15,240,739      15,007,265      2,005,533        1,927,662
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    4,108,261  $    3,899,180 $    16,186,935  $   15,240,739 $    3,084,361   $    2,005,533
                                     ==============  ============== ===============  ============== ==============   ==============

                                               MIST METLIFE            MIST METLIFE             MIST MFS
                                            AGGRESSIVE STRATEGY        BALANCED PLUS     RESEARCH INTERNATIONAL
                                                SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                     -------------------------------- -------------- --------------------------------
                                          2012            2011 (b)       2012 (a)         2012             2011
                                     ---------------   -------------- -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (194,323)   $    (259,763) $     (17,133) $      385,517   $       417,087
   Net realized gains (losses)......       (223,400)        (215,698)          5,087    (1,119,276)         (873,147)
   Change in unrealized gains
     (losses) on investments........       4,536,561      (4,439,480)        155,548      9,675,503       (7,285,542)
                                     ---------------   -------------- -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       4,118,838      (4,914,941)        143,502      8,941,744       (7,741,602)
                                     ---------------   -------------- -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         443,989          165,947         73,003      1,233,886         1,238,213
   Net transfers (including fixed
     account).......................     (2,272,370)       33,651,531      3,671,454      (714,923)       (2,215,065)
   Contract charges.................       (153,065)        (105,772)        (9,566)      (320,664)         (320,993)
   Transfers for contract benefits
     and terminations...............     (2,188,038)        (636,386)       (28,872)    (4,470,597)       (5,591,361)
                                     ---------------   -------------- -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (4,169,484)       33,075,320      3,706,019    (4,272,298)       (6,889,206)
                                     ---------------   -------------- -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................        (50,646)       28,160,379      3,849,521      4,669,446      (14,630,808)
NET ASSETS:
   Beginning of year................      28,160,379               --             --     59,621,551        74,252,359
                                     ---------------   -------------- -------------- --------------   ---------------
   End of year...................... $    28,109,733   $   28,160,379 $    3,849,521 $   64,290,997   $    59,621,551
                                     ===============   ============== ============== ==============   ===============


                                            MIST MLA MID CAP
                                               SUBACCOUNT
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (182,774)   $    (125,302)
   Net realized gains (losses)......      (270,764)        (333,664)
   Change in unrealized gains
     (losses) on investments........      1,232,144        (918,333)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        778,606      (1,377,299)
                                     --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        325,586          140,341
   Net transfers (including fixed
     account).......................        362,210      (1,956,037)
   Contract charges.................       (98,390)        (104,618)
   Transfers for contract benefits
     and terminations...............    (1,559,724)      (1,933,558)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (970,318)      (3,853,872)
                                     --------------   --------------
     Net increase (decrease)
       in net assets................      (191,712)      (5,231,171)
NET ASSETS:
   Beginning of year................     19,818,456       25,049,627
                                     --------------   --------------
   End of year...................... $   19,626,744   $   19,818,456
                                     ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                          MIST MORGAN STANLEY                 MIST PIMCO                      MIST PIMCO
                                            MID CAP GROWTH             INFLATION PROTECTED BOND              TOTAL RETURN
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011            2012            2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (211,760)  $    (134,507) $     1,449,412  $      253,448 $    5,138,602   $    4,188,440
   Net realized gains (losses)......        351,495       1,372,465       5,552,101       4,349,491      1,803,188       11,295,381
   Change in unrealized gains
     (losses) on investments........      1,088,098     (2,453,046)       (564,822)       2,692,670     14,167,853     (10,062,500)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,227,833     (1,215,088)       6,436,691       7,295,609     21,109,643        5,421,321
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        315,383         413,133       1,527,932       1,810,289      5,086,786        4,698,844
   Net transfers (including fixed
     account).......................      (165,899)     (1,214,128)       8,618,680       3,064,250      8,616,606      (6,313,456)
   Contract charges.................       (77,436)        (80,927)       (446,568)       (387,907)    (1,336,950)      (1,290,137)
   Transfers for contract benefits
     and terminations...............    (1,732,489)     (2,002,566)     (6,809,915)     (7,187,466)   (27,681,344)     (33,020,751)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,660,441)     (2,884,488)       2,890,129     (2,700,834)   (15,314,902)     (35,925,500)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (432,608)     (4,099,576)       9,326,820       4,594,775      5,794,741     (30,504,179)
NET ASSETS:
   Beginning of year................     15,633,841      19,733,417      81,033,029      76,438,254    274,968,399      305,472,578
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $   15,201,233  $   15,633,841 $    90,359,849  $   81,033,029 $  280,763,140   $  274,968,399
                                     ==============  ============== ===============  ============== ==============   ==============

                                           MIST                                           MIST
                                          PYRAMIS                                       SCHRODERS
                                        GOVERNMENT              MIST RCM                 GLOBAL                 MIST SSGA
                                          INCOME               TECHNOLOGY              MULTI-ASSET        GROWTH AND INCOME ETF
                                        SUBACCOUNT             SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                     --------------- ------------------------------- -------------- --------------------------------
                                         2012 (a)         2012             2011         2012 (a)          2012             2011
                                     --------------- --------------   -------------- -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       (4,946) $    (316,380)   $    (339,910) $        4,308 $       715,003   $      238,414
   Net realized gains (losses)......             690      2,806,069          701,141         23,778       2,200,851        1,821,348
   Change in unrealized gains
     (losses) on investments........           4,145      (133,856)      (3,311,242)         14,688       3,889,669      (2,164,597)
                                     --------------- --------------   -------------- -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           (111)      2,355,833      (2,950,011)         42,774       6,805,523        (104,835)
                                     --------------- --------------   -------------- -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          17,399        584,036          229,371         26,462       1,752,801        2,563,767
   Net transfers (including fixed
     account).......................       1,078,850      (874,957)        2,956,981      1,301,258       3,835,084       10,676,505
   Contract charges.................         (2,291)      (127,023)        (126,719)        (1,151)       (481,890)        (359,118)
   Transfers for contract benefits
     and terminations...............        (15,591)    (1,750,036)      (2,324,793)       (41,308)     (2,910,623)      (2,996,040)
                                     --------------- --------------   -------------- -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       1,078,367    (2,167,980)          734,840      1,285,261       2,195,372        9,885,114
                                     --------------- --------------   -------------- -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................       1,078,256        187,853      (2,215,171)      1,328,035       9,000,895        9,780,279
NET ASSETS:
   Beginning of year................              --     22,130,360       24,345,531             --      57,980,746       48,200,467
                                     --------------- --------------   -------------- -------------- ---------------   --------------
   End of year...................... $     1,078,256 $   22,318,213   $   22,130,360 $    1,328,035 $    66,981,641   $   57,980,746
                                     =============== ==============   ============== ============== ===============   ==============



                                                MIST SSGA
                                               GROWTH ETF
                                               SUBACCOUNT
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      228,559   $       62,509
   Net realized gains (losses)......      1,585,196          415,227
   Change in unrealized gains
     (losses) on investments........      2,457,135      (1,662,665)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      4,270,890      (1,184,929)
                                     --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,359,107          770,615
   Net transfers (including fixed
     account).......................      3,776,299       12,826,022
   Contract charges.................      (274,366)        (196,935)
   Transfers for contract benefits
     and terminations...............    (1,242,922)        (873,409)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      3,618,118       12,526,293
                                     --------------   --------------
     Net increase (decrease)
       in net assets................      7,889,008       11,341,364
NET ASSETS:
   Beginning of year................     30,656,396       19,315,032
                                     --------------   --------------
   End of year...................... $   38,545,404   $   30,656,396
                                     ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          MIST T. ROWE PRICE              MSF BAILLIE GIFFORD            MSF BARCLAYS CAPITAL
                                            MID CAP GROWTH                INTERNATIONAL STOCK            AGGREGATE BOND INDEX
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011            2012            2011            2012            2011
                                     --------------  -------------- ---------------  -------------- ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (947,531)  $    (988,765) $      (48,821)  $      208,463 $     1,527,089  $    1,539,232
   Net realized gains (losses)......     10,759,773       4,647,748     (1,865,274)     (1,567,099)         539,958         554,382
   Change in unrealized gains
     (losses) on investments........    (1,418,169)     (5,453,635)      10,055,019    (11,055,203)       (537,010)       2,034,041
                                     --------------  -------------- ---------------  -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      8,394,073     (1,794,652)       8,140,924    (12,413,839)       1,530,037       4,127,655
                                     --------------  -------------- ---------------  -------------- ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,418,075       1,681,303         833,523         723,653         984,353         828,715
   Net transfers (including fixed
     account).......................      (160,131)     (2,369,962)         852,416       (748,523)       1,210,426     (2,380,687)
   Contract charges.................      (380,042)       (362,115)       (216,565)       (232,813)       (304,684)       (313,207)
   Transfers for contract benefits
     and terminations...............    (6,036,723)     (7,186,818)     (5,091,803)     (7,675,415)     (7,554,242)     (8,173,019)
                                     --------------  -------------- ---------------  -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,158,821)     (8,237,592)     (3,622,429)     (7,933,098)     (5,664,147)    (10,038,198)
                                     --------------  -------------- ---------------  -------------- ---------------  --------------
     Net increase (decrease)
       in net assets................      3,235,252    (10,032,244)       4,518,495    (20,346,937)     (4,134,110)     (5,910,543)
NET ASSETS:
   Beginning of year................     69,911,886      79,944,130      46,402,957      66,749,894      68,410,882      74,321,425
                                     --------------  -------------- ---------------  -------------- ---------------  --------------
   End of year...................... $   73,147,138  $   69,911,886 $    50,921,452  $   46,402,957 $    64,276,772  $   68,410,882
                                     ==============  ============== ===============  ============== ===============  ==============

                                              MSF BLACKROCK                   MSF BLACKROCK
                                            AGGRESSIVE GROWTH                  BOND INCOME
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (173,922)   $    (172,646) $    1,417,755   $     3,105,665
   Net realized gains (losses)......        682,257          566,252      1,311,354          (51,480)
   Change in unrealized gains
     (losses) on investments........        637,080        (959,061)      3,797,435         2,855,601
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,145,415        (565,455)      6,526,544         5,909,786
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        217,097          105,560      1,682,335         1,086,390
   Net transfers (including fixed
     account).......................      (689,910)        (335,696)      (437,281)       (9,201,171)
   Contract charges.................       (82,011)         (80,949)      (429,041)         (437,651)
   Transfers for contract benefits
     and terminations...............      (926,598)        (808,844)   (13,833,058)      (15,716,832)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,481,422)      (1,119,929)   (13,017,045)      (24,269,264)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................      (336,007)      (1,685,384)    (6,490,501)      (18,359,478)
NET ASSETS:
   Beginning of year................     12,638,101       14,323,485    116,124,890       134,484,368
                                     --------------   -------------- --------------   ---------------
   End of year...................... $   12,302,094   $   12,638,101 $  109,634,389   $   116,124,890
                                     ==============   ============== ==============   ===============

                                              MSF BLACKROCK                   MSF BLACKROCK
                                               DIVERSIFIED                   LARGE CAP VALUE
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       56,610   $       75,528 $       42,394   $     (118,661)
   Net realized gains (losses)......         78,297          (8,087)      5,055,990         (446,682)
   Change in unrealized gains
     (losses) on investments........        683,021          100,363      (957,652)         1,024,361
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        817,928          167,804      4,140,732           459,018
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        114,897          156,944      1,018,681           503,369
   Net transfers (including fixed
     account).......................        206,736          269,665      1,522,498         (196,839)
   Contract charges.................       (45,375)         (42,846)      (181,895)         (169,795)
   Transfers for contract benefits
     and terminations...............      (623,189)        (738,822)    (2,924,301)       (3,048,791)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (346,931)        (355,059)      (565,017)       (2,912,056)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................        470,997        (187,255)      3,575,715       (2,453,038)
NET ASSETS:
   Beginning of year................      7,839,589        8,026,844     32,643,434        35,096,472
                                     --------------   -------------- --------------   ---------------
   End of year...................... $    8,310,586   $    7,839,589 $   36,219,149   $    32,643,434
                                     ==============   ============== ==============   ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                         MSF BLACKROCK LEGACY                MSF BLACKROCK                     MSF DAVIS
                                           LARGE CAP GROWTH                  MONEY MARKET                    VENTURE VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (878,326)  $  (1,067,858) $     (907,591)  $  (1,152,697) $  (1,790,855)   $    (958,556)
   Net realized gains (losses)......      2,226,592       2,756,416              --              --      6,292,588        6,059,619
   Change in unrealized gains
     (losses) on investments........      8,080,369    (10,510,996)              --              --     25,583,473     (21,900,603)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      9,428,635     (8,822,438)       (907,591)     (1,152,697)     30,085,206     (16,799,540)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        890,244       1,571,815       1,438,982       1,697,230      4,096,100        5,128,338
   Net transfers (including fixed
     account).......................      (287,844)     (1,360,829)       2,385,124       7,167,939   (11,734,865)     (13,463,680)
   Contract charges.................      (217,727)       (225,287)       (350,458)       (423,487)    (1,185,820)      (1,195,228)
   Transfers for contract benefits
     and terminations...............    (9,699,867)    (11,798,109)    (16,976,227)    (23,936,876)   (26,998,674)     (31,997,581)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (9,315,194)    (11,812,410)    (13,502,579)    (15,495,194)   (35,823,259)     (41,528,151)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        113,441    (20,634,848)    (14,410,170)    (16,647,891)    (5,738,053)     (58,327,691)
NET ASSETS:
   Beginning of year................     75,112,353      95,747,201      77,539,481      94,187,372    278,040,874      336,368,565
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $   75,225,794  $   75,112,353 $    63,129,311  $   77,539,481 $  272,302,821   $  278,040,874
                                     ==============  ============== ===============  ============== ==============   ==============

                                                  MSF FI                       MSF JENNISON
                                               VALUE LEADERS                      GROWTH
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                           2012             2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (65,016)   $    (103,642) $    (223,125)   $    (137,106)
   Net realized gains (losses)......     (1,071,783)      (1,531,506)      2,378,504          449,153
   Change in unrealized gains
     (losses) on investments........       5,318,587        (912,017)      (859,031)        (398,330)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       4,181,788      (2,547,165)      1,296,348         (86,283)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         395,519          683,236        306,625          275,885
   Net transfers (including fixed
     account).......................       (787,207)        (899,768)      8,740,336          973,122
   Contract charges.................        (80,982)         (83,599)       (90,965)         (48,434)
   Transfers for contract benefits
     and terminations...............     (4,085,016)      (4,602,676)    (1,262,007)      (1,673,072)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (4,557,686)      (4,902,807)      7,693,989        (472,499)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       (375,898)      (7,449,972)      8,990,337        (558,782)
NET ASSETS:
   Beginning of year................      30,961,867       38,411,839     11,125,749       11,684,531
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    30,585,969   $   30,961,867 $   20,116,086   $   11,125,749
                                     ===============   ============== ==============   ==============

                                             MSF LOOMIS SAYLES               MSF LOOMIS SAYLES
                                              SMALL CAP CORE                 SMALL CAP GROWTH
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                           2012             2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   (1,154,021)   $  (1,224,935) $    (318,701)   $    (345,518)
   Net realized gains (losses)......       4,148,967        2,080,338        537,393          577,446
   Change in unrealized gains
     (losses) on investments........       7,532,923      (1,129,330)      2,017,078          292,391
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      10,527,869        (273,927)      2,235,770          524,319
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,195,877        1,084,118        395,483          396,528
   Net transfers (including fixed
     account).......................     (3,093,035)      (4,894,399)    (1,070,599)      (1,209,941)
   Contract charges.................       (308,287)        (315,439)      (116,236)        (118,913)
   Transfers for contract benefits
     and terminations...............     (8,866,293)     (11,460,399)    (1,958,475)      (2,790,712)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (11,071,738)     (15,586,119)    (2,749,827)      (3,723,038)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       (543,869)     (15,860,046)      (514,057)      (3,198,719)
NET ASSETS:
   Beginning of year................      85,523,533      101,383,579     24,268,255       27,466,974
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    84,979,664   $   85,523,533 $   23,754,198   $   24,268,255
                                     ===============   ============== ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                            MSF MET/ARTISAN                   MSF METLIFE             MSF METLIFE CONSERVATIVE TO
                                             MID CAP VALUE              CONSERVATIVE ALLOCATION           MODERATE ALLOCATION
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (565,145)  $    (644,486) $    1,629,345   $      886,059 $    2,614,606  $     1,287,737
   Net realized gains (losses)......    (2,097,191)     (4,315,507)      3,233,398        2,506,599      2,606,713        1,841,296
   Change in unrealized gains
     (losses) on investments........     14,942,017      12,582,765      1,849,498      (1,868,017)     10,351,058      (3,454,901)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     12,279,681       7,622,772      6,712,241        1,524,641     15,572,377        (325,868)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,470,782       1,365,552        820,442        1,765,269      3,720,482        4,036,383
   Net transfers (including fixed
     account).......................    (4,748,996)     (7,844,413)     12,654,718        (411,791)      (644,635)        1,297,886
   Contract charges.................      (475,648)       (498,851)      (619,588)        (510,358)    (1,019,920)      (1,005,004)
   Transfers for contract benefits
     and terminations...............   (14,458,441)    (17,247,745)    (6,794,165)      (9,194,953)   (12,735,687)     (11,914,378)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (18,212,303)    (24,225,457)      6,061,407      (8,351,833)   (10,679,760)      (7,585,113)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    (5,932,622)    (16,602,685)     12,773,648      (6,827,192)      4,892,617      (7,910,981)
NET ASSETS:
   Beginning of year................    128,297,188     144,899,873     86,241,071       93,068,263    159,343,386      167,254,367
                                     --------------  -------------- --------------   -------------- --------------  ---------------
   End of year...................... $  122,364,566  $  128,297,188 $   99,014,719   $   86,241,071 $  164,236,003  $   159,343,386
                                     ==============  ============== ==============   ============== ==============  ===============

                                               MSF METLIFE                     MSF METLIFE               MSF METLIFE MODERATE TO
                                           MID CAP STOCK INDEX             MODERATE ALLOCATION            AGGRESSIVE ALLOCATION
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (224,801)   $    (258,278) $    5,286,235   $    1,242,140 $    3,803,445   $      761,447
   Net realized gains (losses)......      2,417,530        2,869,574      3,062,545        1,266,018      (244,697)      (2,244,765)
   Change in unrealized gains
     (losses) on investments........      4,010,511      (3,888,821)     49,406,711     (16,593,080)     77,284,101     (30,383,661)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,203,240      (1,277,525)     57,755,491     (14,084,922)     80,842,849     (31,866,979)
                                     --------------   -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,022,853          707,196     10,362,423        7,464,072     19,565,094       12,341,567
   Net transfers (including fixed
     account).......................      (228,886)      (1,103,868)    (6,747,534)       11,445,432   (20,532,427)     (13,708,821)
   Contract charges.................      (215,065)        (206,857)    (3,758,230)      (3,687,168)    (5,287,103)      (5,156,068)
   Transfers for contract benefits
     and terminations...............    (3,923,173)      (4,973,548)   (32,997,207)     (37,274,768)   (30,894,802)     (32,809,582)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (3,344,271)      (5,577,077)   (33,140,548)     (22,052,432)   (37,149,238)     (39,332,904)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      2,858,969      (6,854,602)     24,614,943     (36,137,354)     43,693,611     (71,199,883)
NET ASSETS:
   Beginning of year................     40,192,782       47,047,384    499,992,633      536,129,987    594,591,283      665,791,166
                                     --------------   -------------- --------------   -------------- --------------   --------------
   End of year...................... $   43,051,751   $   40,192,782 $  524,607,576   $  499,992,633 $  638,284,894   $  594,591,283
                                     ==============   ============== ==============   ============== ==============   ==============

                                               MSF METLIFE
                                               STOCK INDEX
                                               SUBACCOUNT
                                     --------------------------------
                                          2012              2011
                                     --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      200,514    $      137,134
   Net realized gains (losses)......      1,422,826           873,914
   Change in unrealized gains
     (losses) on investments........      6,531,237         (684,523)
                                     --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      8,154,577           326,525
                                     --------------    --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,368,862         1,136,715
   Net transfers (including fixed
     account).......................      (533,345)       (1,257,258)
   Contract charges.................      (289,238)         (282,338)
   Transfers for contract benefits
     and terminations...............    (6,003,647)       (9,271,692)
                                     --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,457,368)       (9,674,573)
                                     --------------    --------------
     Net increase (decrease)
       in net assets................      2,697,209       (9,348,048)
NET ASSETS:
   Beginning of year................     59,866,197        69,214,245
                                     --------------    --------------
   End of year...................... $   62,563,406    $   59,866,197
                                     ==============    ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                MSF MFS                         MSF MFS                        MSF MSCI
                                             TOTAL RETURN                        VALUE                        EAFE INDEX
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      745,067  $      748,678 $       258,931  $       67,467 $      678,448   $      472,666
   Net realized gains (losses)......       (67,385)       (603,052)       1,213,265        (68,445)      (576,971)         (99,893)
   Change in unrealized gains
     (losses) on investments........      4,497,608         389,149       5,834,096       (140,737)      6,223,730      (6,643,460)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      5,175,290         534,775       7,306,292       (141,715)      6,325,207      (6,270,687)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        550,783         649,985         806,852         734,461        742,542          612,609
   Net transfers (including fixed
     account).......................      (436,722)     (1,899,855)     (2,222,828)       (326,618)      (293,375)        (629,277)
   Contract charges.................      (178,420)       (179,561)       (266,607)       (262,419)      (208,348)        (218,048)
   Transfers for contract benefits
     and terminations...............    (6,374,219)     (7,745,882)     (4,626,137)     (5,655,771)    (3,324,679)      (4,202,083)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (6,438,578)     (9,175,313)     (6,308,720)     (5,510,347)    (3,083,860)      (4,436,799)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (1,263,288)     (8,640,538)         997,572     (5,652,062)      3,241,347     (10,707,486)
NET ASSETS:
   Beginning of year................     54,923,358      63,563,896      50,959,834      56,611,896     39,626,666       50,334,152
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $   53,660,070  $   54,923,358 $    51,957,406  $   50,959,834 $   42,868,013   $   39,626,666
                                     ==============  ============== ===============  ============== ==============   ==============

                                               MSF NEUBERGER                  MSF OPPENHEIMER
                                              BERMAN GENESIS                   GLOBAL EQUITY
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                           2012             2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (895,905)   $    (621,106) $       13,406   $      118,138
   Net realized gains (losses)......     (2,570,242)      (4,429,945)         72,453          119,453
   Change in unrealized gains
     (losses) on investments........      10,129,806        9,186,287      3,479,223      (2,221,090)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       6,663,659        4,135,236      3,565,082      (1,983,499)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,004,546          893,961        253,723          342,868
   Net transfers (including fixed
     account).......................     (3,646,543)      (6,661,621)        514,425        (931,153)
   Contract charges.................       (341,869)        (368,142)      (103,494)        (104,265)
   Transfers for contract benefits
     and terminations...............     (8,299,912)      (9,481,254)    (1,431,056)      (1,674,177)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (11,283,778)     (15,617,056)      (766,402)      (2,366,727)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (4,620,119)     (11,481,820)      2,798,680      (4,350,226)
NET ASSETS:
   Beginning of year................      84,186,481       95,668,301     18,224,703       22,574,929
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    79,566,362   $   84,186,481 $   21,023,383   $   18,224,703
                                     ===============   ============== ==============   ==============

                                                                             MSF T. ROWE PRICE
                                          MSF RUSSELL 2000 INDEX             LARGE CAP GROWTH
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                           2012             2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (149,090)   $    (189,860) $    (504,508)   $    (502,848)
   Net realized gains (losses)......         620,238          550,758      1,304,834        1,008,633
   Change in unrealized gains
     (losses) on investments........       4,975,072      (2,602,320)      5,166,728      (1,387,462)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       5,446,220      (2,241,422)      5,967,054        (881,677)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         733,221          578,999        966,347          565,481
   Net transfers (including fixed
     account).......................       (821,875)      (1,099,516)        848,532        (186,151)
   Contract charges.................       (196,228)        (193,548)      (193,204)        (182,443)
   Transfers for contract benefits
     and terminations...............     (3,861,001)      (4,644,566)    (4,198,516)      (4,778,346)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (4,145,883)      (5,358,631)    (2,576,841)      (4,581,459)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       1,300,337      (7,600,053)      3,390,213      (5,463,136)
NET ASSETS:
   Beginning of year................      39,141,905       46,741,958     35,124,226       40,587,362
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    40,442,242   $   39,141,905 $   38,514,439   $   35,124,226
                                     ===============   ============== ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       MSF T. ROWE PRICE         MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
                                       SMALL CAP GROWTH          STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------ ------------------------------- -------------------------------
                                      2012            2011           2012             2011           2012             2011
                                 --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment
     income (loss).............. $    (297,025)  $    (274,510) $     2,395,401  $    4,347,979 $      535,623   $       18,268
   Net realized gains (losses)..      2,641,508         570,688       1,579,270       1,308,432        183,008        3,216,148
   Change in unrealized gains
     (losses) on investments....        610,048       (308,492)       6,494,965       (372,874)        789,330          385,241
                                 --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      2,954,531        (12,314)      10,469,636       5,283,537      1,507,961        3,619,657
                                 --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        498,122         805,812       1,090,430         979,150      1,035,411        1,033,706
   Net transfers (including
     fixed account).............      1,390,705       2,020,280       (542,886)     (1,864,335)       (42,333)        (989,837)
   Contract charges.............      (119,754)       (102,329)       (425,816)       (419,260)      (338,922)        (361,588)
   Transfers for contract
     benefits and terminations..    (1,713,819)     (1,495,380)    (12,354,056)    (15,233,642)   (10,047,724)     (12,618,218)
                                 --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         55,254       1,228,383    (12,232,328)    (16,538,087)    (9,393,568)     (12,935,937)
                                 --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets............      3,009,785       1,216,069     (1,762,692)    (11,254,550)    (7,885,607)      (9,316,280)
NET ASSETS:
   Beginning of year............     20,434,500      19,218,431     112,449,197     123,703,747     88,784,513       98,100,793
                                 --------------  -------------- ---------------  -------------- --------------   --------------
   End of year.................. $   23,444,285  $   20,434,500 $   110,686,505  $  112,449,197 $   80,898,906   $   88,784,513
                                 ==============  ============== ===============  ============== ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.



 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund ("MSF")*


* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2012:

American Funds Bond Subaccount                         MIST Legg Mason ClearBridge Aggressive Growth
American Funds Global Small Capitalization               Subaccount (a)
   Subaccount                                          MIST Lord Abbett Bond Debenture Subaccount
American Funds Growth Subaccount                       MIST Lord Abbett Mid Cap Value Subaccount (b)
American Funds Growth-Income Subaccount                MIST Met/Franklin Income Subaccount
MIST AllianceBernstein Global Dynamic Allocation       MIST Met/Franklin Low Duration Total Return
   Subaccount (b)                                        Subaccount
MIST American Funds Balanced Allocation                MIST Met/Franklin Mutual Shares Subaccount
   Subaccount                                          MIST Met/Franklin Templeton Founding Strategy
MIST American Funds Growth Allocation Subaccount         Subaccount
MIST American Funds Moderate Allocation                MIST Met/Templeton Growth Subaccount
   Subaccount                                          MIST MetLife Aggressive Strategy Subaccount
MIST AQR Global Risk Balanced Subaccount (b)           MIST MetLife Balanced Plus Subaccount (b)
MIST BlackRock Global Tactical Strategies              MIST MFS Research International Subaccount
   Subaccount (b)                                      MIST MLA Mid Cap Subaccount
MIST BlackRock Large Cap Core Subaccount               MIST Morgan Stanley Mid Cap Growth Subaccount
MIST Clarion Global Real Estate Subaccount             MIST PIMCO Inflation Protected Bond Subaccount
MIST Harris Oakmark International Subaccount (a)       MIST PIMCO Total Return Subaccount
MIST Invesco Balanced-Risk Allocation                  MIST Pyramis Government Income Subaccount (b)
   Subaccount (b)                                      MIST RCM Technology Subaccount
MIST Invesco Small Cap Growth Subaccount               MIST Schroders Global Multi-Asset Subaccount (b)
MIST Janus Forty Subaccount                            MIST SSgA Growth and Income ETF Subaccount
MIST JPMorgan Global Active Allocation                 MIST SSgA Growth ETF Subaccount
   Subaccount (b)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST T. Rowe Price Mid Cap Growth Subaccount                MSF MetLife Mid Cap Stock Index Subaccount
MSF Baillie Gifford International Stock Subaccount (a)      MSF MetLife Moderate Allocation Subaccount
MSF Barclays Capital Aggregate Bond Index                   MSF MetLife Moderate to Aggressive Allocation
   Subaccount                                                  Subaccount
MSF BlackRock Aggressive Growth Subaccount                  MSF MetLife Stock Index Subaccount
MSF BlackRock Bond Income Subaccount (a)                    MSF MFS Total Return Subaccount (a)
MSF BlackRock Diversified Subaccount                        MSF MFS Value Subaccount (a)
MSF BlackRock Large Cap Value Subaccount (a)                MSF MSCI EAFE Index Subaccount
MSF BlackRock Legacy Large Cap Growth                       MSF Neuberger Berman Genesis Subaccount (a)
   Subaccount (a)                                           MSF Oppenheimer Global Equity Subaccount
MSF BlackRock Money Market Subaccount (a)                   MSF Russell 2000 Index Subaccount
MSF Davis Venture Value Subaccount (a)                      MSF T. Rowe Price Large Cap Growth Subaccount
MSF FI Value Leaders Subaccount (a)                         MSF T. Rowe Price Small Cap Growth Subaccount
MSF Jennison Growth Subaccount (a)                          MSF Western Asset Management Strategic Bond
MSF Loomis Sayles Small Cap Core Subaccount (a)                Opportunities Subaccount (a)
MSF Loomis Sayles Small Cap Growth Subaccount               MSF Western Asset Management U.S. Government
MSF Met/Artisan Mid Cap Value Subaccount (a)                   Subaccount (a)
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
   Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2012.

3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2012:

MIST Oppenheimer Capital Appreciation Subaccount
MSF Lord Abbett Mid Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                               New Name

(MIST) Lazard Mid Cap Portfolio                           (MIST) MLA Mid Cap Portfolio
(MSF) Artio International Stock Portfolio                 (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                 (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio            (MSF) Lord Abbett Mid Cap Value Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                             1.15% - 2.20%
     -----------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                         0.10%
     -----------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                          0.25%
     -----------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

   Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

   Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

   Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

   Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

   Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.75%
     -----------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                                0.50% - 1.80%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                                0.50% - 0.95%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                            0.50% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                       0.75% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                       0.55% - 1.00%
     -----------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                         AS OF DECEMBER 31, 2012
                                                                    ---------------------------------

                                                                        SHARES            COST ($)
                                                                    --------------     --------------
     American Funds Bond Subaccount................................      4,164,542         45,651,088
     American Funds Global Small Capitalization Subaccount.........      6,179,533        127,317,046
     American Funds Growth Subaccount..............................      5,792,344        285,757,235
     American Funds Growth-Income Subaccount.......................      5,479,596        184,557,741
     MIST AllianceBernstein Global Dynamic Allocation
        Subaccount (a).............................................        194,666          1,997,478
     MIST American Funds Balanced Allocation Portfolio
        Subaccount.................................................     15,335,278        124,743,692
     MIST American Funds Growth Allocation Subaccount..............     27,993,404        213,687,159
     MIST American Funds Moderate Allocation Subaccount............     12,930,662        111,579,862
     MIST AQR Global Risk Balanced Subaccount (a)..................        883,143          9,890,807
     MIST BlackRock Global Tactical Strategies Subaccount (a)......        581,560          5,840,843
     MIST BlackRock Large Cap Core Subaccount......................      1,497,345         14,008,709
     MIST Clarion Global Real Estate Subaccount....................      6,302,837         80,877,635
     MIST Harris Oakmark International Subaccount..................      8,257,016        115,524,548
     MIST Invesco Balanced-Risk Allocation Subaccount (a)..........        558,349          5,778,581
     MIST Invesco Small Cap Growth Subaccount......................        619,769          7,941,188
     MIST Janus Forty Subaccount...................................        602,322         36,384,452
     MIST JPMorgan Global Active Allocation Subaccount (a).........        139,252          1,434,757
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......      2,435,258         19,766,358
     MIST Lord Abbett Bond Debenture Subaccount....................      6,434,332         77,098,770
     MIST Lord Abbett Mid Cap Value Subaccount (a).................      3,718,258         62,407,778
     MIST Met/Franklin Income Subaccount...........................        941,832          9,291,810
     MIST Met/Franklin Low Duration Total Return Subaccount........        134,792          1,341,518
     MIST Met/Franklin Mutual Shares Subaccount....................        541,289          4,219,298
     MIST Met/Franklin Templeton Founding Strategy Subaccount......      1,551,965         13,352,588
     MIST Met/Templeton Growth Subaccount..........................        311,245          2,765,347
     MIST MetLife Aggressive Strategy Subaccount...................      2,695,091         28,012,718
     MIST MetLife Balanced Plus Subaccount (a).....................        359,773          3,694,024
     MIST MFS Research International Subaccount....................      6,272,307         69,071,079
     MIST MLA Mid Cap Subaccount...................................      1,755,534         21,126,155
     MIST Morgan Stanley Mid Cap Growth Subaccount.................      1,331,116         13,615,438
     MIST PIMCO Inflation Protected Bond Subaccount................      7,683,666         84,808,412
     MIST PIMCO Total Return Subaccount............................     22,177,197        255,991,712
     MIST Pyramis Government Income Subaccount (a).................         97,583          1,074,146
     MIST RCM Technology Subaccount................................      5,239,034         22,810,468
     MIST Schroders Global Multi-Asset Subaccount (a)..............        125,884          1,313,388
     MIST SSgA Growth and Income ETF Subaccount....................      5,577,157         59,319,295
     MIST SSgA Growth ETF Subaccount...............................      3,322,882         35,030,769
     MIST T. Rowe Price Mid Cap Growth Subaccount..................      7,959,438         63,911,065
     MSF Baillie Gifford International Stock Subaccount............      5,544,071         58,182,827
     MSF Barclays Capital Aggregate Bond Index Subaccount..........      5,653,203         60,397,264
     MSF BlackRock Aggressive Growth Subaccount....................        450,136          8,899,546
     MSF BlackRock Bond Income Subaccount..........................        962,854        103,580,325
     MSF BlackRock Diversified Subaccount..........................        476,804          7,629,975
     MSF BlackRock Large Cap Value Subaccount......................      3,719,533         39,946,434
     MSF BlackRock Legacy Large Cap Growth Subaccount..............      2,663,094         61,978,911
     MSF BlackRock Money Market Subaccount.........................        631,294         63,129,430
     MSF Davis Venture Value Subaccount............................      8,243,324        224,565,612
     MSF FI Value Leaders Subaccount...............................        203,523         34,515,248
     MSF Jennison Growth Subaccount................................      1,728,624         19,848,755
     MSF Loomis Sayles Small Cap Core Subaccount...................        344,751         70,252,208
     MSF Loomis Sayles Small Cap Growth Subaccount.................      2,201,511         19,782,437
     MSF Met/Artisan Mid Cap Value Subaccount......................        626,761        128,521,932
     MSF MetLife Conservative Allocation Subaccount................      8,348,628         91,003,857
     MSF MetLife Conservative to Moderate Allocation Subaccount....     13,629,545        144,953,362

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                    --------------------------------
                                                                        COST OF          PROCEEDS
                                                                     PURCHASES ($)    FROM SALES ($)
                                                                    --------------    --------------
     American Funds Bond Subaccount................................      4,112,091         6,271,977
     American Funds Global Small Capitalization Subaccount.........      4,817,233        16,085,640
     American Funds Growth Subaccount..............................      5,159,048        50,589,919
     American Funds Growth-Income Subaccount.......................      3,683,102        32,743,782
     MIST AllianceBernstein Global Dynamic Allocation
        Subaccount (a).............................................      2,294,127           306,069
     MIST American Funds Balanced Allocation Portfolio
        Subaccount.................................................     13,223,142        12,703,067
     MIST American Funds Growth Allocation Subaccount..............     16,994,882        12,148,304
     MIST American Funds Moderate Allocation Subaccount............     10,910,342        14,651,567
     MIST AQR Global Risk Balanced Subaccount (a)..................     10,033,235           145,843
     MIST BlackRock Global Tactical Strategies Subaccount (a)......      6,036,704           197,733
     MIST BlackRock Large Cap Core Subaccount......................      1,603,560         2,535,125
     MIST Clarion Global Real Estate Subaccount....................      3,635,414         9,025,829
     MIST Harris Oakmark International Subaccount..................      6,969,996        17,788,515
     MIST Invesco Balanced-Risk Allocation Subaccount (a)..........      6,122,158           350,175
     MIST Invesco Small Cap Growth Subaccount......................      1,596,445         2,222,387
     MIST Janus Forty Subaccount...................................      2,508,412         7,471,557
     MIST JPMorgan Global Active Allocation Subaccount (a).........      1,710,784           280,388
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......      3,476,144         6,204,226
     MIST Lord Abbett Bond Debenture Subaccount....................      8,578,660        12,678,710
     MIST Lord Abbett Mid Cap Value Subaccount (a).................     69,882,453         7,261,955
     MIST Met/Franklin Income Subaccount...........................      2,812,609         1,675,255
     MIST Met/Franklin Low Duration Total Return Subaccount........        958,834           396,917
     MIST Met/Franklin Mutual Shares Subaccount....................      2,272,732         1,731,837
     MIST Met/Franklin Templeton Founding Strategy Subaccount......      1,466,364         1,997,618
     MIST Met/Templeton Growth Subaccount..........................      1,693,377           996,095
     MIST MetLife Aggressive Strategy Subaccount...................        679,146         5,043,018
     MIST MetLife Balanced Plus Subaccount (a).....................      3,869,837           180,900
     MIST MFS Research International Subaccount....................      3,804,139         7,690,958
     MIST MLA Mid Cap Subaccount...................................      1,823,668         2,976,832
     MIST Morgan Stanley Mid Cap Growth Subaccount.................      1,763,797         3,636,070
     MIST PIMCO Inflation Protected Bond Subaccount................     16,977,794         7,490,004
     MIST PIMCO Total Return Subaccount............................     18,873,077        29,049,349
     MIST Pyramis Government Income Subaccount (a).................      1,269,715           196,258
     MIST RCM Technology Subaccount................................      5,835,445         5,476,812
     MIST Schroders Global Multi-Asset Subaccount (a)..............      1,394,894            83,480
     MIST SSgA Growth and Income ETF Subaccount....................     13,944,012         9,615,126
     MIST SSgA Growth ETF Subaccount...............................     10,743,554         5,634,307
     MIST T. Rowe Price Mid Cap Growth Subaccount..................     13,122,466         9,724,513
     MSF Baillie Gifford International Stock Subaccount............      4,246,475         7,917,911
     MSF Barclays Capital Aggregate Bond Index Subaccount..........      5,475,123         9,612,276
     MSF BlackRock Aggressive Growth Subaccount....................        856,242         2,511,605
     MSF BlackRock Bond Income Subaccount..........................      6,181,388        17,023,429
     MSF BlackRock Diversified Subaccount..........................      1,155,892         1,446,232
     MSF BlackRock Large Cap Value Subaccount......................     11,403,041         6,107,332
     MSF BlackRock Legacy Large Cap Growth Subaccount..............      3,958,742        14,152,405
     MSF BlackRock Money Market Subaccount.........................     13,923,114        28,333,325
     MSF Davis Venture Value Subaccount............................      3,425,570        41,039,744
     MSF FI Value Leaders Subaccount...............................      1,194,600         5,817,384
     MSF Jennison Growth Subaccount................................     13,026,143         3,279,213
     MSF Loomis Sayles Small Cap Core Subaccount...................      3,600,310        13,615,401
     MSF Loomis Sayles Small Cap Growth Subaccount.................        614,543         3,683,159
     MSF Met/Artisan Mid Cap Value Subaccount......................      2,493,526        21,271,082
     MSF MetLife Conservative Allocation Subaccount................     22,138,215        12,084,864
     MSF MetLife Conservative to Moderate Allocation Subaccount....     15,721,369        23,270,908

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                         AS OF DECEMBER 31, 2012
                                                                     --------------------------------

                                                                        SHARES            COST ($)
                                                                     -------------     --------------
     MSF MetLife Mid Cap Stock Index Subaccount....................      3,006,418         37,142,525
     MSF MetLife Moderate Allocation Subaccount....................     43,936,986        472,250,664
     MSF MetLife Moderate to Aggressive Allocation Subaccount......     54,414,742        609,836,155
     MSF MetLife Stock Index Subaccount............................      1,929,187         54,621,573
     MSF MFS Total Return Subaccount...............................        385,498         52,297,613
     MSF MFS Value Subaccount......................................      3,789,533         47,242,054
     MSF MSCI EAFE Index Subaccount................................      3,721,195         43,011,191
     MSF Neuberger Berman Genesis Subaccount.......................      6,095,314         90,998,002
     MSF Oppenheimer Global Equity Subaccount......................      1,271,067         18,792,174
     MSF Russell 2000 Index Subaccount.............................      2,830,120         34,293,306
     MSF T. Rowe Price Large Cap Growth Subaccount.................      2,195,808         29,937,521
     MSF T. Rowe Price Small Cap Growth Subaccount.................      1,392,180         20,255,060
     MSF Western Asset Management Strategic Bond
        Opportunities Subaccount...................................      7,952,743         96,656,237
     MSF Western Asset Management U.S. Government Subaccount.......      6,576,721         79,232,300

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------    ---------------
     MSF MetLife Mid Cap Stock Index Subaccount....................       3,885,914          5,649,244
     MSF MetLife Moderate Allocation Subaccount....................      21,174,781         49,029,112
     MSF MetLife Moderate to Aggressive Allocation Subaccount......      23,033,450         56,379,258
     MSF MetLife Stock Index Subaccount............................       4,763,266          9,548,496
     MSF MFS Total Return Subaccount...............................       3,149,194          8,842,800
     MSF MFS Value Subaccount......................................       3,776,084          9,070,833
     MSF MSCI EAFE Index Subaccount................................       3,614,823          6,020,268
     MSF Neuberger Berman Genesis Subaccount.......................       1,122,826         13,302,631
     MSF Oppenheimer Global Equity Subaccount......................       2,221,592          2,974,684
     MSF Russell 2000 Index Subaccount.............................       1,681,543          5,976,542
     MSF T. Rowe Price Large Cap Growth Subaccount.................       3,318,547          6,400,007
     MSF T. Rowe Price Small Cap Growth Subaccount.................       4,892,634          2,876,289
     MSF Western Asset Management Strategic Bond
        Opportunities Subaccount...................................       7,049,001         16,886,158
     MSF Western Asset Management U.S. Government Subaccount.......       5,021,818         13,879,912

(a) For the period April 30, 2012 to December 31, 2012.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:






                                                                     AMERICAN FUNDS
                                       AMERICAN FUNDS BOND     GLOBAL SMALL CAPITALIZATION    AMERICAN FUNDS GROWTH
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011          2012          2011         2012          2011
                                   -------------  ------------  ------------  ------------ ------------  -------------

Units beginning of year...........     2,799,117     2,945,065    47,555,817    52,551,757   23,960,658     27,474,181
Units issued and transferred
   from other funding options.....       408,685       589,020     5,603,847     7,492,985    1,963,696      2,005,320
Units redeemed and transferred to
   other funding options..........     (559,519)     (734,968)   (9,697,726)  (12,488,925)  (4,747,173)    (5,518,843)
                                   -------------  ------------  ------------  ------------ ------------  -------------
Units end of year.................     2,648,283     2,799,117    43,461,938    47,555,817   21,177,181     23,960,658
                                   =============  ============  ============  ============ ============  =============


                                                                  MIST
                                                                ALLIANCE
                                                                BERNSTEIN
                                                                 GLOBAL
                                         AMERICAN FUNDS          DYNAMIC         MIST AMERICAN FUNDS
                                          GROWTH-INCOME        ALLOCATION   BALANCED ALLOCATION PORTFOLIO
                                           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                   -------------------------- ------------- -----------------------------
                                       2012          2011       2012 (a)         2012           2011
                                   ------------  ------------ -------------  -------------  -------------

Units beginning of year...........   21,480,195    24,532,016            --     15,069,191     15,942,456
Units issued and transferred
   from other funding options.....    1,502,806     1,810,570       229,263      1,527,134      1,448,198
Units redeemed and transferred to
   other funding options..........  (4,317,530)   (4,862,391)      (32,429)    (1,696,598)    (2,321,463)
                                   ------------  ------------ -------------  -------------  -------------
Units end of year.................   18,665,471    21,480,195       196,834     14,899,727     15,069,191
                                   ============  ============ =============  =============  =============

                                                                                                              MIST
                                                                                              MIST AQR      BLACKROCK
                                       MIST AMERICAN FUNDS         MIST AMERICAN FUNDS       GLOBAL RISK GLOBAL TACTICAL
                                        GROWTH ALLOCATION          MODERATE ALLOCATION        BALANCED     STRATEGIES
                                           SUBACCOUNT                  SUBACCOUNT            SUBACCOUNT    SUBACCOUNT
                                   --------------------------- --------------------------- ------------- ---------------
                                        2012          2011         2012           2011        2012 (a)      2012 (a)
                                   -------------  ------------ ------------  ------------- ------------- ---------------

Units beginning of year...........    27,018,254    27,089,390   12,948,597     13,483,240            --            --
Units issued and transferred
   from other funding options.....     2,406,863     2,919,615      971,460      1,293,594       937,524       622,933
Units redeemed and transferred to
   other funding options..........   (1,891,999)   (2,990,751)  (1,595,622)    (1,828,237)      (58,889)      (37,101)
                                   -------------  ------------ ------------  ------------- ------------- ---------------
Units end of year.................    27,533,118    27,018,254   12,324,435     12,948,597       878,635       585,832
                                   =============  ============ ============  ============= ============= ===============




                                             MIST                         MIST                         MIST
                                   BLACKROCK LARGE CAP CORE    CLARION GLOBAL REAL ESTATE  HARRIS OAKMARK INTERNATIONAL
                                          SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                   -------------------------- ---------------------------- ----------------------------
                                       2012          2011         2012            2011           2012          2011
                                   ------------  ------------ -------------  -------------  -------------  ------------

Units beginning of year...........    2,110,610     2,151,070     4,730,504      5,305,672     61,874,195    64,400,034
Units issued and transferred
   from other funding options.....      394,706       602,934       502,632        537,749      8,419,731    10,364,158
Units redeemed and transferred to
   other funding options..........    (526,954)     (643,394)     (892,619)    (1,112,917)   (14,047,125)  (12,889,997)
                                   ------------  ------------ -------------  -------------  -------------  ------------
Units end of year.................    1,978,362     2,110,610     4,340,517      4,730,504     56,246,801    61,874,195
                                   ============  ============ =============  =============  =============  ============

                                                                                                               MIST
                                    MIST INVESCO                                                             JPMORGAN
                                    BALANCED-RISK            MIST                                          GLOBAL ACTIVE
                                     ALLOCATION    INVESCO SMALL CAP GROWTH        MIST JANUS FORTY         ALLOCATION
                                     SUBACCOUNT           SUBACCOUNT                  SUBACCOUNT            SUBACCOUNT
                                   -------------- --------------------------- ---------------------------- -------------
                                      2012 (a)        2012           2011         2012           2011        2012 (a)
                                   -------------- ------------   ------------ -------------  ------------- ------------

Units beginning of year...........            --     5,813,521      6,512,357       281,414        318,947           --
Units issued and transferred
   from other funding options.....     6,010,138     1,017,089        864,363        40,256         48,558    1,668,113
Units redeemed and transferred to
   other funding options..........     (425,315)   (1,658,834)    (1,563,199)      (67,126)       (86,091)    (276,200)
                                   -------------- ------------   ------------ -------------  ------------- ------------
Units end of year.................     5,584,823     5,171,776      5,813,521       254,544        281,414    1,391,913
                                   ============== ============   ============ =============  ============= ============



                                              MIST
                                     LEGG MASON CLEARBRIDGE                 MIST
                                        AGGRESSIVE GROWTH        LORD ABBETT BOND DEBENTURE
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------- ----------------------------
                                       2012            2011          2012           2011
                                   -------------  ------------- -------------  -------------

Units beginning of year...........    31,024,670     13,748,193    35,558,398     40,456,988
Units issued and transferred
   from other funding options.....     6,530,143     33,475,704     4,337,760      4,708,824
Units redeemed and transferred to
   other funding options..........   (9,941,972)   (16,199,227)   (7,980,492)    (9,607,414)
                                   -------------  ------------- -------------  -------------
Units end of year.................    27,612,841     31,024,670    31,915,666     35,558,398
                                   =============  ============= =============  =============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                      MIST
                                   LORD ABBETT                                   MIST MET/FRANKLIN                 MIST
                                  MID CAP VALUE  MIST MET/FRANKLIN INCOME    LOW DURATION TOTAL RETURN  MET/FRANKLIN MUTUAL SHARES
                                   SUBACCOUNT           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                  ------------- --------------------------- --------------------------- ---------------------------
                                    2012 (a)        2012           2011         2012        2011 (b)         2012          2011
                                  ------------- ------------  ------------- ------------  -------------  ------------  ------------

Units beginning of year..........           --       747,650        635,237       79,180             --       444,454       493,765
Units issued and transferred
   from other funding options....   28,335,814       239,437        343,314      108,698         84,555       187,256       222,789
Units redeemed and transferred to
   other funding options.........  (3,902,657)     (184,701)      (230,901)     (53,070)        (5,375)     (215,529)     (272,100)
                                  ------------- ------------  ------------- ------------  -------------  ------------  ------------
Units end of year................   24,433,157       802,386        747,650      134,808         79,180       416,181       444,454
                                  ============= ============  ============= ============  =============  ============  ============



                                       MIST MET/FRANKLIN
                                  TEMPLETON FOUNDING STRATEGY  MIST MET/TEMPLETON GROWTH
                                          SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- ---------------------------
                                       2012          2011         2012          2011
                                   ------------  ------------ ------------- -------------

Units beginning of year..........     1,618,967     1,545,915       238,447       210,580
Units issued and transferred
   from other funding options....        75,974       463,332       192,569       196,379
Units redeemed and transferred to
   other funding options.........     (194,953)     (390,280)     (126,939)     (168,512)
                                   ------------  ------------ ------------- -------------
Units end of year................     1,499,988     1,618,967       304,077       238,447
                                   ============  ============ ============= =============

                                              MIST              MIST METLIFE             MIST
                                   METLIFE AGGRESSIVE STRATEGY  BALANCED PLUS MFS RESEARCH INTERNATIONAL
                                           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                   --------------------------- -------------- ----------------------------
                                       2012        2011 (b)       2012 (a)         2012          2011
                                   ------------  ------------- -------------  -------------  -------------

Units beginning of year...........    2,686,933             --            --     45,620,906     50,128,644
Units issued and transferred
   from other funding options.....       99,424      2,878,566       400,576      5,701,714      5,332,291
Units redeemed and transferred to
   other funding options..........    (460,186)      (191,633)      (33,188)    (8,672,579)    (9,840,029)
                                   ------------  ------------- -------------  -------------  -------------
Units end of year.................    2,326,171      2,686,933       367,388     42,650,041     45,620,906
                                   ============  ============= =============  =============  =============


                                                                   MIST MORGAN STANLEY             MIST PIMCO
                                        MIST MLA MID CAP             MID CAP GROWTH         INFLATION PROTECTED BOND
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012          2011           2012          2011         2012           2011
                                   ------------  ------------- -------------  ------------ ------------- -------------

Units beginning of year...........   13,488,958     15,944,446    11,262,845    13,082,111     5,334,723     5,520,709
Units issued and transferred
   from other funding options.....    2,090,131      1,421,393     2,270,834     3,611,444     1,397,775     1,552,505
Units redeemed and transferred to
   other funding options..........  (2,741,218)    (3,876,881)   (3,404,385)   (5,430,710)   (1,213,897)   (1,738,491)
                                   ------------  ------------- -------------  ------------ ------------- -------------
Units end of year.................   12,837,871     13,488,958    10,129,294    11,262,845     5,518,601     5,334,723
                                   ============  ============= =============  ============ ============= =============

                                                                                                             MIST
                                                                MIST PYRAMIS                               SCHRODERS
                                                                 GOVERNMENT                                 GLOBAL
                                     MIST PIMCO TOTAL RETURN       INCOME        MIST RCM TECHNOLOGY      MULTI-ASSET
                                           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                   --------------------------- ------------- --------------------------- ------------
                                       2012           2011        2012 (a)       2012           2011       2012 (a)
                                   ------------  ------------- ------------- ------------  ------------- ------------

Units beginning of year...........  163,281,881    184,908,912            --   35,689,801     34,879,760           --
Units issued and transferred
   from other funding options.....   25,635,966     24,220,492       117,501    7,870,805     14,996,369    1,403,632
Units redeemed and transferred to
   other funding options.......... (34,527,742)   (45,847,523)      (19,113) (11,059,443)   (14,186,328)    (161,510)
                                   ------------  ------------- ------------- ------------  ------------- ------------
Units end of year.................  154,390,105    163,281,881        98,388   32,501,163     35,689,801    1,242,122
                                   ============  ============= ============= ============  ============= ============




                                             MIST SSGA
                                       GROWTH AND INCOME ETF        MIST SSGA GROWTH ETF
                                            SUBACCOUNT                   SUBACCOUNT
                                   ---------------------------- ----------------------------
                                        2012           2011         2012            2011
                                   -------------   ------------ -------------  -------------

Units beginning of year...........     4,933,140      4,098,681     2,798,405      1,705,233
Units issued and transferred
   from other funding options.....     1,384,485      2,126,953       856,129      1,717,860
Units redeemed and transferred to
   other funding options..........   (1,205,589)    (1,292,494)     (558,203)      (624,688)
                                   -------------   ------------ -------------  -------------
Units end of year.................     5,112,036      4,933,140     3,096,331      2,798,405
                                   =============   ============ =============  =============

                                        MIST T. ROWE                 MSF BAILLIE                 MSF BARCLAYS
                                    PRICE MID CAP GROWTH     GIFFORD INTERNATIONAL STOCK CAPITAL AGGREGATE BOND INDEX
                                         SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                  -------------------------- --------------------------- ----------------------------
                                      2012          2011         2012           2011          2012          2011
                                  ------------  ------------ -------------  ------------  ------------  ------------

Units beginning of year..........   67,968,899    75,544,471    41,910,841    47,670,713    41,140,697    47,369,400
Units issued and transferred
   from other funding options....    9,896,322    11,674,354     6,288,170     5,389,996     6,368,260     6,336,063
Units redeemed and transferred to
   other funding options......... (14,529,862)  (19,249,926)   (9,247,709)  (11,149,868)   (9,771,043)  (12,564,766)
                                  ------------  ------------ -------------  ------------  ------------  ------------
Units end of year................   63,335,359    67,968,899    38,951,302    41,910,841    37,737,914    41,140,697
                                  ============  ============ =============  ============  ============  ============


                                         MSF BLACKROCK
                                       AGGRESSIVE GROWTH       MSF BLACKROCK BOND INCOME   MSF BLACKROCK DIVERSIFIED
                                          SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- --------------------------- --------------------------
                                       2012          2011         2012          2011          2012          2011
                                  ------------- ------------- ------------- ------------- ------------  ------------

Units beginning of year..........       291,452       315,681    20,258,164    24,773,298      187,088       196,600
Units issued and transferred
   from other funding options....        34,259        31,793     2,177,954     2,766,387       30,986        34,724
Units redeemed and transferred to
   other funding options.........      (66,393)      (56,022)   (4,420,301)   (7,281,521)     (38,721)      (44,236)
                                  ------------- ------------- ------------- ------------- ------------  ------------
Units end of year................       259,318       291,452    18,015,817    20,258,164      179,353       187,088
                                  ============= ============= ============= ============= ============  ============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                               MSF                    MSF BLACKROCK                    MSF
                                    BLACKROCK LARGE CAP VALUE    LEGACY LARGE CAP GROWTH     BLACKROCK MONEY MARKET
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011          2012           2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........    29,054,587    31,479,302   25,606,594     29,309,341    32,962,909    39,483,517
Units issued and transferred
   from other funding options.....     6,322,171     6,191,841    2,208,928      3,459,737    12,055,605    19,833,522
Units redeemed and transferred to
   other funding options..........   (6,735,506)   (8,616,556)  (5,078,903)    (7,162,484)  (17,936,890)  (26,354,130)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................    28,641,252    29,054,587   22,736,619     25,606,594    27,081,624    32,962,909
                                   =============  ============ ============  ============= =============  ============



                                     MSF DAVIS VENTURE VALUE      MSF FI VALUE LEADERS         MSF JENNISON GROWTH
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011          2012          2011         2012          2011
                                   ------------- -------------  ------------  ------------ ------------  -------------

Units beginning of year...........    86,947,327    99,593,907    12,516,763    14,364,447   21,572,678     22,485,876
Units issued and transferred
   from other funding options.....     5,154,947     7,241,059       681,085       888,721   19,955,931      5,992,035
Units redeemed and transferred to
   other funding options..........  (15,649,227)  (19,887,639)   (2,366,533)   (2,736,405)  (7,341,718)    (6,905,233)
                                   ------------- -------------  ------------  ------------ ------------  -------------
Units end of year.................    76,453,047    86,947,327    10,831,315    12,516,763   34,186,891     21,572,678
                                   ============= =============  ============  ============ ============  =============

                                           MSF LOOMIS                  MSF LOOMIS                      MSF
                                      SAYLES SMALL CAP CORE      SAYLES SMALL CAP GROWTH    MET/ARTISAN MID CAP VALUE
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........    23,529,947    27,650,261   22,109,100     25,406,974    39,227,358    46,714,914
Units issued and transferred
   from other funding options.....     1,537,626     1,896,503    2,144,281      4,018,291     2,828,763     3,202,058
Units redeemed and transferred to
   other funding options..........   (4,375,109)   (6,016,817)  (4,513,017)    (7,316,165)   (8,170,622)  (10,689,614)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................    20,692,464    23,529,947   19,740,364     22,109,100    33,885,499    39,227,358
                                   =============  ============ ============  ============= =============  ============


                                           MSF METLIFE         MSF METLIFE CONSERVATIVE TO         MSF METLIFE
                                     CONSERVATIVE ALLOCATION       MODERATE ALLOCATION         MID CAP STOCK INDEX
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2012           2011         2012          2011          2012           2011
                                   ------------- ------------- ------------  ------------  ------------- -------------

Units beginning of year...........     6,850,429     7,535,384   13,064,084    13,681,075     23,658,788    26,771,630
Units issued and transferred
   from other funding options.....     1,639,483     2,375,864    1,336,818     2,020,791      2,888,174     4,154,231
Units redeemed and transferred to
   other funding options..........   (1,196,953)   (3,060,819)  (2,161,629)   (2,637,782)    (4,696,546)   (7,267,073)
                                   ------------- ------------- ------------  ------------  ------------- -------------
Units end of year.................     7,292,959     6,850,429   12,239,273    13,064,084     21,850,416    23,658,788
                                   ============= ============= ============  ============  ============= =============

                                               MSF               MSF METLIFE MODERATE TO
                                   METLIFE MODERATE ALLOCATION    AGGRESSIVE ALLOCATION      MSF METLIFE STOCK INDEX
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011           2012          2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........    42,712,440    44,597,787   53,372,509     56,779,679    15,166,783    17,661,885
Units issued and transferred
   from other funding options.....     2,616,948     4,634,501    3,039,599      3,576,403     1,903,054     2,195,077
Units redeemed and transferred to
   other funding options..........   (5,254,002)   (6,519,848)  (6,116,081)    (6,983,573)   (3,192,540)   (4,690,179)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................    40,075,386    42,712,440   50,296,027     53,372,509    13,877,297    15,166,783
                                   =============  ============ ============  ============= =============  ============



                                      MSF MFS TOTAL RETURN            MSF MFS VALUE           MSF MSCI EAFE INDEX
                                           SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                   --------------------------- -------------------------- ---------------------------
                                       2012           2011         2012          2011         2012           2011
                                   ------------- ------------- ------------  ------------ ------------- -------------

Units beginning of year...........     9,134,536    10,540,754   42,354,932    46,771,975    35,406,160    38,834,375
Units issued and transferred
   from other funding options.....     1,051,956       854,670    4,196,359     4,718,831     5,163,806     4,016,511
Units redeemed and transferred to
   other funding options..........   (2,028,431)   (2,260,888)  (8,965,765)   (9,135,874)   (7,738,754)   (7,444,726)
                                   ------------- ------------- ------------  ------------ ------------- -------------
Units end of year.................     8,158,061     9,134,536   37,585,526    42,354,932    32,831,212    35,406,160
                                   ============= ============= ============  ============ ============= =============


                                               MSF                         MSF
                                    NEUBERGER BERMAN GENESIS    OPPENHEIMER GLOBAL EQUITY    MSF RUSSELL 2000 INDEX
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                        2012          2011         2012          2011          2012           2011
                                   -------------  ------------ ------------  ------------- -------------  ------------

Units beginning of year...........    48,617,567    57,635,646    1,065,791      1,193,937    22,750,846    25,697,081
Units issued and transferred
   from other funding options.....     3,452,033     3,397,602      181,540        273,353     2,817,398     2,757,384
Units redeemed and transferred to
   other funding options..........   (9,761,609)  (12,415,681)    (220,401)      (401,499)   (5,091,024)   (5,703,619)
                                   -------------  ------------ ------------  ------------- -------------  ------------
Units end of year.................    42,307,991    48,617,567    1,026,930      1,065,791    20,477,220    22,750,846
                                   =============  ============ ============  ============= =============  ============


                                                                                                    MSF WESTERN
                                           MSF T. ROWE                 MSF T. ROWE               ASSET MANAGEMENT
                                     PRICE LARGE CAP GROWTH      PRICE SMALL CAP GROWTH    STRATEGIC BOND OPPORTUNITIES
                                           SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   --------------------------- --------------------------- ----------------------------
                                       2012           2011          2012          2011          2012          2011
                                   ------------- -------------  ------------  ------------  ------------  -------------

Units beginning of year...........    25,256,378    28,445,616    11,117,559    10,488,236    41,275,440     47,539,639
Units issued and transferred
   from other funding options.....     4,464,626     4,215,156     2,612,702     4,020,215     4,236,855      4,642,922
Units redeemed and transferred to
   other funding options..........   (6,085,063)   (7,404,394)   (2,591,054)   (3,390,892)   (8,570,949)   (10,907,121)
                                   ------------- -------------  ------------  ------------  ------------  -------------
Units end of year.................    23,635,941    25,256,378    11,139,207    11,117,559    36,941,346     41,275,440
                                   ============= =============  ============  ============  ============  =============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                            MSF WESTERN
                                         ASSET MANAGEMENT
                                    U.S. GOVERNMENT SUBACCOUNT
                                    ---------------------------
                                        2012           2011
                                    -------------  ------------

Units beginning of year............    48,060,527    55,261,352
Units issued and transferred
   from other funding options......     5,181,608     6,787,961
Units redeemed and transferred to
   other funding options...........  (10,262,910)  (13,988,786)
                                    -------------  ------------
Units end of year..................    42,979,225    48,060,527
                                    =============  ============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  American Funds Bond                    2012       2,648,283      15.23 - 17.96         46,517,891
     Subaccount                          2011       2,799,117      14.82 - 17.28         47,375,496
                                         2010       2,945,065      14.31 - 16.52         47,656,298
                                         2009       3,071,795      13.78 - 15.74         47,418,093
                                         2008       2,820,871      12.54 - 14.17         39,183,687

  American Funds Global Small            2012      43,461,938        2.48 - 2.89        122,725,393
     Capitalization Subaccount           2011      47,555,817        2.15 - 2.48        115,235,673
                                         2010      52,551,757        2.72 - 3.11        159,797,037
                                         2009      59,079,554        2.28 - 2.58        148,944,945
                                         2008      60,515,499        1.45 - 1.62         95,997,112

  American Funds Growth                  2012      21,177,181      12.71 - 17.22        350,147,074
     Subaccount                          2011      23,960,658      11.05 - 14.82        340,137,197
                                         2010      27,474,181      11.83 - 15.70        412,587,326
                                         2009      30,156,868      10.22 - 13.41        387,130,972
                                         2008      30,541,557        7.51 - 9.76        284,916,547

  American Funds                         2012      18,665,471       8.66 - 11.73        209,539,656
     Growth-Income Subaccount            2011      21,480,195       7.55 - 10.13        207,680,427
                                         2010      24,532,016       7.89 - 10.46        244,743,387
                                         2009      26,742,753        7.25 - 9.52        242,904,693
                                         2008      28,113,175        5.66 - 7.36        197,255,085

  MIST AllianceBernstein Global          2012         196,834      10.47 - 10.61          2,082,890
     Dynamic Allocation
     Subaccount
     (Commenced 4/30/2012)

  MIST American Funds                    2012      14,899,727      10.36 - 10.81        160,100,268
     Balanced Allocation                 2011      15,069,191        9.32 - 9.63        144,479,630
     Portfolio Subaccount                2010      15,942,456        9.72 - 9.96        158,154,223
     (Commenced 4/28/2008)               2009      13,992,338        8.84 - 8.98        125,363,657
                                         2008       5,648,899        6.99 - 7.02         39,643,472

  MIST American Funds Growth             2012      27,533,118       9.82 - 10.24        280,493,850
     Allocation Subaccount               2011      27,018,254        8.63 - 8.92        239,966,279
     (Commenced 4/28/2008)               2010      27,089,390        9.27 - 9.47        255,735,337
                                         2009      27,288,636        8.31 - 8.44        229,891,874
                                         2008      14,787,614        6.33 - 6.37         94,128,613

  MIST American Funds                    2012      12,324,435      10.62 - 11.07        135,901,256
     Moderate Allocation                 2011      12,948,597       9.78 - 10.11        130,383,950
     Subaccount                          2010      13,483,240       9.99 - 10.20        137,196,371
     (Commenced 4/28/2008)               2009      13,352,432        9.27 - 9.39        125,180,455
                                         2008       5,916,003        7.65 - 7.70         45,509,770

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  American Funds Bond                    2012        2.47         1.15 - 2.20            2.81 - 3.90
     Subaccount                          2011        2.97         1.15 - 2.20            3.54 - 4.63
                                         2010        2.96         1.15 - 2.20            3.87 - 4.97
                                         2009        3.33         1.15 - 2.20           9.88 - 11.04
                                         2008        5.59         1.40 - 2.45      (11.55) - (10.61)

  American Funds Global Small            2012        1.34         1.15 - 2.20          15.30 - 16.59
     Capitalization Subaccount           2011        1.33         1.15 - 2.20      (21.09) - (20.23)
                                         2010        1.72         1.15 - 2.20          19.44 - 20.76
                                         2009        0.28         1.15 - 2.20          57.25 - 59.12
                                         2008          --         1.40 - 2.45      (54.65) - (54.15)

  American Funds Growth                  2012        0.78         1.15 - 2.20          15.02 - 16.30
     Subaccount                          2011        0.60         1.15 - 2.20        (6.59) - (5.56)
                                         2010        0.71         1.15 - 2.20          15.82 - 17.09
                                         2009        0.67         1.15 - 2.20          36.04 - 37.54
                                         2008        0.81         1.40 - 2.45      (45.33) - (44.73)

  American Funds                         2012        1.57         1.15 - 2.20          14.62 - 15.90
     Growth-Income Subaccount            2011        1.49         1.15 - 2.20        (4.20) - (3.14)
                                         2010        1.46         1.15 - 2.20            8.73 - 9.94
                                         2009        1.62         1.15 - 2.20          28.08 - 29.48
                                         2008        1.68         1.40 - 2.45      (39.36) - (38.69)

  MIST AllianceBernstein Global          2012          --         1.15 - 1.95            3.03 - 3.59
     Dynamic Allocation
     Subaccount
     (Commenced 4/30/2012)

  MIST American Funds                    2012        1.69         1.15 - 2.05          11.21 - 12.22
     Balanced Allocation                 2011        1.30         1.15 - 2.05        (4.12) - (3.24)
     Portfolio Subaccount                2010        1.11         1.15 - 2.05           9.89 - 10.88
     (Commenced 4/28/2008)               2009          --         1.15 - 2.05          26.70 - 27.85
                                         2008        7.71         1.15 - 2.20      (30.20) - (29.82)

  MIST American Funds Growth             2012        1.19         1.15 - 2.05          13.79 - 14.82
     Allocation Subaccount               2011        1.11         1.15 - 2.05        (6.66) - (5.82)
     (Commenced 4/28/2008)               2010        0.90         1.15 - 1.95          11.30 - 12.18
                                         2009          --         1.15 - 2.05          31.32 - 32.51
                                         2008        7.99         1.15 - 2.20      (36.67) - (36.28)

  MIST American Funds                    2012        2.04         1.15 - 2.05            8.58 - 9.57
     Moderate Allocation                 2011        1.57         1.15 - 2.05        (1.84) - (0.96)
     Subaccount                          2010        1.54         1.15 - 1.95            7.79 - 8.66
     (Commenced 4/28/2008)               2009          --         1.15 - 1.95          21.02 - 21.98
                                         2008        7.36         1.15 - 2.20      (23.63) - (23.16)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST AQR Global Risk                   2012        878,635       11.40 - 11.61         10,173,769
     Balanced Subaccount
     (Commenced 4/30/2012)

  MIST BlackRock Global Tactical         2012        585,832       10.16 - 10.34          6,042,380
     Strategies Subaccount
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap               2012      1,978,362         5.54 - 7.55         14,314,469
     Core Subaccount                     2011      2,110,610         4.99 - 6.74         13,594,636
                                         2010      2,151,070         5.23 - 6.80         13,961,316
                                         2009      2,219,896         4.75 - 6.12         12,948,773
                                         2008      1,923,929         4.07 - 5.19          9,509,002

  MIST Clarion Global Real               2012      4,340,517       15.39 - 16.86         72,167,457
     Estate Subaccount                   2011      4,730,504       12.49 - 13.54         63,228,091
                                         2010      5,305,672       13.52 - 14.50         76,081,125
                                         2009      6,024,699       11.90 - 12.64         75,386,178
                                         2008      6,042,201         9.03 - 9.49         56,822,273

  MIST Harris Oakmark                    2012     56,246,801         1.96 - 2.23        122,637,423
     International Subaccount            2011     61,874,195         1.55 - 1.75        105,629,994
                                         2010     64,400,034         1.85 - 2.06        129,723,549
                                         2009     67,787,358         1.63 - 1.79        118,742,264
                                         2008     70,703,349         1.07 - 1.17         80,912,088

  MIST Invesco Balanced-Risk             2012      5,584,823         1.04 - 1.05          5,857,058
     Allocation Subaccount
     (Commenced 4/30/2012)

  MIST Invesco Small Cap                 2012      5,171,776         1.68 - 1.86          9,438,989
     Growth Subaccount                   2011      5,813,521         1.45 - 1.59          9,072,306
                                         2010      6,512,357         1.50 - 1.63         10,411,880
                                         2009      7,081,464         1.21 - 1.31          9,095,350
                                         2008      7,228,054         0.92 - 0.99          7,026,353

  MIST Janus Forty Subaccount            2012        254,544     133.85 - 184.97         44,860,838
                                         2011        281,414     111.70 - 152.73         40,932,330
                                         2010        318,947     123.49 - 167.10         50,759,999
                                         2009        339,584     115.40 - 154.51         49,882,487
                                         2008        222,631      82.57 - 109.41         23,146,879

  MIST JPMorgan Global Active            2012      1,391,913                1.05          1,462,127
     Allocation Subaccount
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge            2012     27,612,841         0.61 - 0.93         22,188,833
     Aggressive Growth Subaccount        2011     31,024,670         0.53 - 0.80         21,133,384
                                         2010     13,748,193         0.71 - 0.78         10,525,016
                                         2009     13,321,184         0.58 - 0.64          8,349,187
                                         2008     14,201,692         0.45 - 0.49          6,784,480

  MIST Lord Abbett Bond                  2012     31,915,666         2.33 - 2.75         85,512,191
     Debenture Subaccount                2011     35,558,398         2.11 - 2.46         85,351,971
                                         2010     40,456,988         2.06 - 2.39         93,998,157
                                         2009     45,066,399         1.87 - 2.14         93,918,970
                                         2008     49,449,521         1.40 - 1.58         76,311,056

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST AQR Global Risk                   2012          --         1.15 - 2.20            3.10 - 3.83
     Balanced Subaccount
     (Commenced 4/30/2012)

  MIST BlackRock Global Tactical         2012          --         1.15 - 2.20            2.69 - 3.41
     Strategies Subaccount
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap               2012        1.02         1.15 - 2.20          10.93 - 12.11
     Core Subaccount                     2011        0.97         1.15 - 2.20        (1.92) - (0.88)
                                         2010        1.18         1.15 - 2.10          10.12 - 11.17
                                         2009        1.33         1.15 - 2.10          16.72 - 17.82
                                         2008        0.52         1.15 - 2.20      (38.62) - (38.03)

  MIST Clarion Global Real               2012        2.07         1.15 - 2.20          23.23 - 24.54
     Estate Subaccount                   2011        3.94         1.15 - 2.20        (7.63) - (6.67)
                                         2010        8.38         1.15 - 2.20          13.58 - 14.78
                                         2009        3.21         1.15 - 2.20          31.81 - 33.20
                                         2008        1.70         1.15 - 2.20      (42.95) - (42.34)

  MIST Harris Oakmark                    2012        1.63         1.15 - 2.20          26.43 - 27.79
     International Subaccount            2011          --         1.15 - 2.20      (16.14) - (15.10)
                                         2010        1.94         1.15 - 2.20          13.89 - 15.15
                                         2009        7.96         1.15 - 2.20          51.63 - 53.56
                                         2008        1.68         1.15 - 2.20      (42.18) - (41.50)

  MIST Invesco Balanced-Risk             2012        0.57         1.15 - 1.95            3.31 - 3.86
     Allocation Subaccount
     (Commenced 4/30/2012)

  MIST Invesco Small Cap                 2012          --         1.15 - 2.05          15.82 - 16.87
     Growth Subaccount                   2011          --         1.15 - 2.05        (3.07) - (2.21)
                                         2010          --         1.15 - 2.05          23.60 - 24.75
                                         2009          --         1.15 - 2.05          31.17 - 32.35
                                         2008          --         1.15 - 2.20      (39.98) - (39.43)

  MIST Janus Forty Subaccount            2012        0.23         1.15 - 2.20          19.84 - 21.11
                                         2011        1.70         1.15 - 2.20        (9.55) - (8.60)
                                         2010        1.73         1.15 - 2.20            7.02 - 8.15
                                         2009          --         1.15 - 2.20          39.75 - 41.22
                                         2008        4.81         1.15 - 2.20      (43.26) - (42.66)

  MIST JPMorgan Global Active            2012        0.75         1.15 - 1.95            3.30 - 3.85
     Allocation Subaccount
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge            2012        0.09         1.15 - 2.20          15.92 - 17.21
     Aggressive Growth Subaccount        2011          --         1.15 - 2.20          (9.74) - 2.05
                                         2010          --         1.15 - 2.20          21.13 - 22.41
                                         2009          --         1.15 - 2.20          29.91 - 31.55
                                         2008          --         1.15 - 2.20      (40.38) - (39.75)

  MIST Lord Abbett Bond                  2012        7.19         1.15 - 2.20          10.48 - 11.65
     Debenture Subaccount                2011        6.07         1.15 - 2.20            2.18 - 3.27
                                         2010        6.32         1.15 - 2.20          10.50 - 11.71
                                         2009        7.43         1.15 - 2.20          33.84 - 35.21
                                         2008        4.31         1.15 - 2.20      (20.38) - (19.54)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST Lord Abbett Mid Cap               2012     24,433,157         2.32 - 2.70         64,474,453
     Value Subaccount
     (Commenced 4/30/2012)

  MIST Met/Franklin Income               2012        802,386       11.94 - 12.55          9,973,887
     Subaccount                          2011        747,650       10.90 - 11.28          8,380,689
     (Commenced 4/28/2008)               2010        635,237       10.91 - 11.18          7,062,554
                                         2009        473,395        9.96 - 10.11          4,770,095
                                         2008        183,001         7.96 - 8.00          1,461,389

  MIST Met/Franklin Low                  2012        134,808        9.94 - 10.10          1,358,619
     Duration Total Return               2011         79,180         9.72 - 9.78            773,691
     Subaccount
     (Commenced 5/2/2011)

  MIST Met/Franklin Mutual               2012        416,181         9.51 - 9.92          4,108,261
     Shares Subaccount                   2011        444,454         8.52 - 8.81          3,899,180
     (Commenced 4/28/2008)               2010        493,765         8.74 - 8.96          4,408,683
                                         2009        361,687         8.04 - 8.16          2,944,801
                                         2008        103,091         6.59 - 6.61            680,889

  MIST Met/Franklin Templeton            2012      1,499,988       10.41 - 10.86         16,186,935
     Founding Strategy Subaccount        2011      1,618,967         9.15 - 9.46         15,240,739
     (Commenced 4/28/2008)               2010      1,545,915         9.53 - 9.74         15,007,265
                                         2009      1,430,940         8.82 - 8.95         12,785,563
                                         2008        722,735         7.01 - 7.05          5,087,467

  MIST Met/Templeton Growth              2012        304,077        9.90 - 10.21          3,084,361
     Subaccount                          2011        238,447         8.25 - 8.45          2,005,533
     (Commenced 4/28/2008)               2010        210,580         9.02 - 9.18          1,927,662
                                         2009        170,207         8.53 - 8.63          1,465,869
                                         2008         38,148         6.56 - 6.58            250,864

  MIST MetLife Aggressive                2012      2,326,171       11.27 - 12.22         28,109,733
     Strategy Subaccount                 2011      2,686,933        9.87 - 10.59         28,160,379
     (Commenced 5/2/2011)

  MIST MetLife Balanced Plus             2012        367,388       10.37 - 10.51          3,849,521
     Subaccount
     (Commenced 4/30/2012)

  MIST MFS Research                      2012     42,650,041         1.34 - 1.53         64,290,997
     International Subaccount            2011     45,620,906         1.17 - 1.33         59,621,551
                                         2010     50,128,644         1.34 - 1.50         74,252,359
                                         2009     55,359,653         1.23 - 1.37         74,529,682
                                         2008     53,905,057         0.96 - 1.05         55,814,043

  MIST MLA Mid Cap                       2012     12,837,871         1.41 - 1.55         19,626,744
     Subaccount                          2011     13,488,958         1.36 - 1.49         19,818,456
                                         2010     15,944,446         1.45 - 1.60         25,049,627
                                         2009     17,730,858         1.21 - 1.31         22,972,179
                                         2008     18,663,616         0.90 - 0.97         17,909,767

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST Lord Abbett Mid Cap               2012          --         1.15 - 2.20            1.74 - 2.47
     Value Subaccount
     (Commenced 4/30/2012)

  MIST Met/Franklin Income               2012        4.69         1.15 - 2.20          10.03 - 11.20
     Subaccount                          2011        4.58         1.15 - 2.10            0.01 - 0.98
     (Commenced 4/28/2008)               2010        4.10         1.15 - 2.05           9.55 - 10.53
                                         2009          --         1.15 - 2.05          25.23 - 26.38
                                         2008        3.68         1.15 - 1.95      (20.34) - (19.99)

  MIST Met/Franklin Low                  2012        1.78         1.15 - 2.05            2.27 - 3.20
     Duration Total Return               2011          --         1.15 - 2.05        (2.63) - (2.04)
     Subaccount
     (Commenced 5/2/2011)

  MIST Met/Franklin Mutual               2012        0.63         1.15 - 2.05          11.59 - 12.61
     Shares Subaccount                   2011        3.13         1.15 - 2.05        (2.56) - (1.69)
     (Commenced 4/28/2008)               2010          --         1.15 - 2.05            8.77 - 9.76
                                         2009          --         1.15 - 2.05          22.34 - 23.44
                                         2008        4.76         1.15 - 2.20      (34.12) - (33.88)

  MIST Met/Franklin Templeton            2012        3.93         1.15 - 2.05          13.76 - 14.79
     Founding Strategy Subaccount        2011        1.74         1.15 - 2.05        (3.75) - (2.88)
     (Commenced 4/28/2008)               2010          --         1.15 - 1.95            7.91 - 8.79
                                         2009          --         1.15 - 2.05          25.95 - 27.08
                                         2008        3.11         1.15 - 2.20      (29.91) - (29.53)

  MIST Met/Templeton Growth              2012        1.59         1.15 - 1.80          20.02 - 20.81
     Subaccount                          2011        1.52         1.15 - 1.80        (8.56) - (7.96)
     (Commenced 4/28/2008)               2010        1.07         1.15 - 1.80            5.74 - 6.43
                                         2009        0.02         1.15 - 1.80          30.25 - 31.09
                                         2008        0.69         1.15 - 1.60      (34.39) - (34.19)

  MIST MetLife Aggressive                2012        0.64         1.15 - 2.20          14.19 - 15.40
     Strategy Subaccount                 2011          --         1.15 - 2.20      (14.81) - (14.22)
     (Commenced 5/2/2011)

  MIST MetLife Balanced Plus             2012          --         1.15 - 1.95            4.25 - 4.82
     Subaccount
     (Commenced 4/30/2012)

  MIST MFS Research                      2012        1.90         1.15 - 2.20          14.16 - 15.37
     International Subaccount            2011        1.90         1.15 - 2.20      (12.68) - (11.70)
                                         2010        1.73         1.15 - 2.20           9.02 - 10.10
                                         2009        3.14         1.15 - 2.20          28.66 - 30.10
                                         2008        1.85         1.15 - 2.20      (43.62) - (43.03)

  MIST MLA Mid Cap                       2012        0.41         1.15 - 2.05            3.14 - 4.08
     Subaccount                          2011        0.76         1.15 - 2.10        (7.22) - (6.33)
                                         2010        0.90         1.15 - 2.20          20.17 - 21.39
                                         2009        1.18         1.15 - 2.20          33.89 - 35.19
                                         2008        0.97         1.15 - 2.20      (39.65) - (39.01)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST Morgan Stanley Mid Cap            2012     10,129,294         1.30 - 1.54         15,201,233
     Growth Subaccount                   2011     11,262,845         1.22 - 1.42         15,633,841
     (Commenced 5/3/2010)                2010     13,082,111         1.34 - 1.55         19,733,417

  MIST PIMCO Inflation                   2012      5,518,601       15.04 - 16.64         90,359,849
     Protected Bond Subaccount           2011      5,334,723       14.09 - 15.43         81,033,029
                                         2010      5,520,709       12.96 - 14.04         76,438,254
                                         2009      5,037,736       12.29 - 13.18         65,586,643
                                         2008      3,684,506       10.64 - 11.30         41,152,323

  MIST PIMCO Total Return                2012    154,390,105         1.63 - 1.85        280,763,140
     Subaccount                          2011    163,281,881         1.53 - 1.71        274,968,399
                                         2010    184,908,912         1.51 - 1.68        305,472,578
                                         2009    187,516,672         1.43 - 1.57        289,918,236
                                         2008    185,233,739         1.24 - 1.35        245,701,904

  MIST Pyramis Government                2012         98,388       10.84 - 10.99          1,078,256
     Income Subaccount
     (Commenced 4/30/2012)

  MIST RCM Technology                    2012     32,501,163         0.62 - 0.70         22,318,213
     Subaccount                          2011     35,689,801         0.56 - 0.63         22,130,360
                                         2010     34,879,760         0.64 - 0.71         24,345,531
                                         2009     37,574,370         0.51 - 0.56         20,787,283
                                         2008     34,770,839         0.33 - 0.36         12,258,474

  MIST Schroders Global                  2012      1,242,122         1.06 - 1.07          1,328,035
     Multi-Asset Subaccount
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012      5,112,036       12.45 - 13.19         66,981,641
     ETF Subaccount                      2011      4,933,140       11.25 - 11.83         57,980,746
                                         2010      4,098,681       11.35 - 11.84         48,200,467
                                         2009      2,026,449       10.27 - 10.67         21,500,843
                                         2008        386,418         8.42 - 8.64          3,324,661

  MIST SSgA Growth ETF                   2012      3,096,331       11.76 - 12.55         38,545,404
     Subaccount                          2011      2,798,405       10.44 - 11.04         30,656,396
                                         2010      1,705,233       10.94 - 11.41         19,315,032
                                         2009        969,001        9.73 - 10.11          9,736,993
                                         2008        225,076         7.72 - 7.92          1,777,166

  MIST T. Rowe Price Mid Cap             2012     63,335,359         1.04 - 1.17         73,147,138
     Growth Subaccount                   2011     67,968,899         0.93 - 1.04         69,911,886
                                         2010     75,544,471         0.97 - 1.07         79,944,130
                                         2009     82,364,180         0.78 - 0.85         69,147,630
                                         2008     84,110,778         0.54 - 0.59         49,141,613

  MSF Baillie Gifford                    2012     38,951,302         1.06 - 1.35         50,921,452
     International Stock                 2011     41,910,841         0.91 - 1.15         46,402,957
     Subaccount                          2010     47,670,713         1.16 - 1.45         66,749,894
                                         2009     53,729,516         1.11 - 1.37         71,235,575
                                         2008     54,199,131         0.93 - 1.14         59,703,791

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST Morgan Stanley Mid Cap            2012          --         1.15 - 2.20            6.89 - 8.03
     Growth Subaccount                   2011        0.60         1.15 - 2.20        (8.89) - (8.01)
     (Commenced 5/3/2010)                2010          --         1.15 - 2.20          16.39 - 17.22

  MIST PIMCO Inflation                   2012        2.98         1.15 - 2.20            6.74 - 7.88
     Protected Bond Subaccount           2011        1.65         1.15 - 2.20            8.73 - 9.87
                                         2010        2.38         1.15 - 2.20            5.42 - 6.53
                                         2009        3.40         1.15 - 2.20          15.47 - 16.70
                                         2008        3.08         1.15 - 2.20        (9.00) - (8.12)

  MIST PIMCO Total Return                2012        3.14         1.15 - 2.20            6.88 - 8.02
     Subaccount                          2011        2.74         1.15 - 2.20            0.92 - 2.03
                                         2010        3.65         1.15 - 2.20            5.87 - 6.94
                                         2009        7.27         1.15 - 2.20          15.42 - 16.64
                                         2008        3.87         1.15 - 2.20        (1.78) - (0.74)

  MIST Pyramis Government                2012          --         1.15 - 1.95            1.17 - 1.72
     Income Subaccount
     (Commenced 4/30/2012)

  MIST RCM Technology                    2012          --         1.15 - 2.20           9.67 - 10.83
     Subaccount                          2011          --         1.15 - 2.20      (11.76) - (10.86)
                                         2010          --         1.15 - 2.20          24.80 - 26.16
                                         2009          --         1.15 - 2.20          55.62 - 56.98
                                         2008       13.37         1.15 - 2.20      (45.67) - (45.09)

  MIST Schroders Global                  2012        1.54         1.15 - 1.95            5.29 - 5.86
     Multi-Asset Subaccount
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012        2.36         1.15 - 1.95          10.66 - 11.55
     ETF Subaccount                      2011        1.72         1.15 - 1.95        (0.89) - (0.09)
                                         2010        1.24         1.15 - 1.95          10.08 - 10.96
                                         2009        1.43         1.15 - 2.05          22.35 - 23.46
                                         2008        1.38         1.15 - 2.20      (26.51) - (25.92)

  MIST SSgA Growth ETF                   2012        1.92         1.15 - 2.05          12.69 - 13.71
     Subaccount                          2011        1.50         1.15 - 2.05        (4.12) - (3.25)
                                         2010        1.28         1.15 - 1.95          11.95 - 12.85
                                         2009        1.21         1.15 - 2.05          26.49 - 27.63
                                         2008        1.49         1.15 - 2.20      (34.27) - (33.74)

  MIST T. Rowe Price Mid Cap             2012          --         1.15 - 2.20          11.20 - 12.38
     Growth Subaccount                   2011          --         1.15 - 2.20        (3.72) - (2.70)
                                         2010          --         1.15 - 2.20          24.90 - 26.20
                                         2009          --         1.15 - 2.20          42.20 - 43.78
                                         2008          --         1.15 - 2.20      (41.07) - (40.04)

  MSF Baillie Gifford                    2012        1.20         1.15 - 2.20          16.76 - 18.02
     International Stock                 2011        1.67         1.15 - 2.20      (21.92) - (20.88)
     Subaccount                          2010        1.46         1.15 - 2.20            4.60 - 5.84
                                         2009        0.51         1.15 - 2.20          19.14 - 20.60
                                         2008        3.01         1.15 - 2.20      (45.46) - (44.84)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF Barclays Capital                   2012     37,737,914         1.50 - 1.74         64,276,772
     Aggregate Bond Index                2011     41,140,697         1.48 - 1.70         68,410,882
     Subaccount                          2010     47,369,400         1.41 - 1.60         74,321,425
                                         2009     50,555,772         1.36 - 1.53         75,988,996
                                         2008     51,142,131         1.33 - 1.48         74,087,741

  MSF BlackRock Aggressive               2012        259,318       38.38 - 49.74         12,302,094
     Growth Subaccount                   2011        291,452       35.45 - 45.46         12,638,101
                                         2010        315,681       37.45 - 47.53         14,323,485
                                         2009        418,747       33.29 - 41.81         16,592,384
                                         2008        267,266       22.83 - 28.37          7,267,171

  MSF BlackRock Bond Income              2012     18,015,817         4.64 - 6.40        109,634,389
     Subaccount                          2011     20,258,164         4.42 - 6.03        116,124,890
                                         2010     24,773,298         4.25 - 5.73        134,484,368
                                         2009     25,673,709         4.02 - 5.36        131,074,537
                                         2008     29,163,171         3.76 - 4.97        138,196,714

  MSF BlackRock Diversified              2012        179,353       36.79 - 48.58          8,310,586
     Subaccount                          2011        187,088       33.55 - 43.84          7,839,589
                                         2010        196,600       33.10 - 42.81          8,026,844
                                         2009        212,231       30.96 - 39.62          7,993,644
                                         2008        197,641       27.05 - 34.25          6,484,658

  MSF BlackRock Large Cap                2012     28,641,252         1.15 - 1.30         36,219,149
     Value Subaccount                    2011     29,054,587         1.03 - 1.15         32,643,434
                                         2010     31,479,302         1.03 - 1.14         35,096,472
                                         2009     34,398,769         0.97 - 1.06         35,655,650
                                         2008     32,196,008         0.89 - 0.96         30,434,420

  MSF BlackRock Legacy Large             2012     22,736,619         1.68 - 3.39         75,225,794
     Cap Growth Subaccount               2011     25,606,594         1.49 - 3.01         75,112,353
                                         2010     29,309,341         1.66 - 3.34         95,747,201
                                         2009     33,664,123         1.41 - 2.83         93,156,964
                                         2008     37,364,505         1.05 - 2.09         76,715,092

  MSF BlackRock Money Market             2012     27,081,624         1.79 - 2.45         63,129,311
     Subaccount                          2011     32,962,909         1.83 - 2.48         77,539,481
                                         2010     39,483,517         1.87 - 2.52         94,187,372
                                         2009     55,516,273         1.91 - 2.55        133,756,938
                                         2008     72,455,447         1.95 - 2.58        175,596,721

  MSF Davis Venture Value                2012     76,453,047         2.99 - 3.68        272,302,821
     Subaccount                          2011     86,947,327         2.71 - 3.30        278,040,874
                                         2010     99,593,907         2.90 - 3.49        336,368,565
                                         2009    110,104,989         2.65 - 3.16        337,050,032
                                         2008    115,239,430         2.06 - 2.42        271,394,469

  MSF FI Value Leaders                   2012     10,831,315         2.32 - 2.91         30,585,969
     Subaccount                          2011     12,516,763         2.06 - 2.54         30,961,867
                                         2010     14,364,447         2.25 - 2.75         38,411,839
                                         2009     16,433,189         2.01 - 2.43         38,902,963
                                         2008     19,274,964         1.69 - 2.02         38,020,425

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF Barclays Capital                   2012        3.59         1.15 - 2.20            1.36 - 2.43
     Aggregate Bond Index                2011        3.45         1.15 - 2.20            4.97 - 6.06
     Subaccount                          2010        3.59         1.15 - 2.20            3.37 - 4.44
                                         2009        6.04         1.15 - 2.20            2.71 - 3.79
                                         2008        4.56         1.15 - 2.20            3.33 - 4.42

  MSF BlackRock Aggressive               2012          --         1.15 - 2.20            8.27 - 9.42
     Growth Subaccount                   2011        0.09         1.15 - 2.20        (5.35) - (4.35)
                                         2010          --         1.15 - 2.20          12.50 - 13.68
                                         2009          --         1.15 - 2.20          45.81 - 47.36
                                         2008          --         1.15 - 2.20      (47.02) - (46.46)

  MSF BlackRock Bond Income              2012        2.58         1.15 - 2.20            4.94 - 6.10
     Subaccount                          2011        3.84         1.15 - 2.20            4.00 - 5.13
                                         2010        3.77         1.15 - 2.20            5.72 - 6.90
                                         2009        6.91         1.15 - 2.20            6.80 - 7.99
                                         2008        5.15         1.15 - 2.20        (5.77) - (4.73)

  MSF BlackRock Diversified              2012        2.02         1.15 - 2.20           9.66 - 10.82
     Subaccount                          2011        2.25         1.15 - 2.20            1.34 - 2.41
                                         2010        1.63         1.15 - 2.20            6.94 - 8.06
                                         2009        4.71         1.15 - 2.20          14.45 - 15.66
                                         2008        2.61         1.15 - 2.20      (26.60) - (25.83)

  MSF BlackRock Large Cap                2012        1.44         1.15 - 2.20          11.48 - 12.83
     Value Subaccount                    2011        0.96         1.15 - 2.20          (0.19) - 0.97
                                         2010        0.89         1.15 - 2.20            6.63 - 7.77
                                         2009        1.40         1.15 - 2.20            8.54 - 9.89
                                         2008        0.61         1.15 - 2.20      (36.53) - (35.78)

  MSF BlackRock Legacy Large             2012        0.22         1.15 - 2.20          11.58 - 12.86
     Cap Growth Subaccount               2011        0.12         1.15 - 2.20      (11.14) - (10.08)
                                         2010        0.16         1.15 - 2.20          16.88 - 18.25
                                         2009        0.56         1.15 - 2.20          33.52 - 35.05
                                         2008        0.39         1.15 - 2.20      (38.08) - (37.36)

  MSF BlackRock Money Market             2012          --         1.15 - 2.20        (2.19) - (1.15)
     Subaccount                          2011          --         1.15 - 2.20        (2.19) - (1.12)
                                         2010          --         1.15 - 2.20        (2.14) - (1.15)
                                         2009        0.30         1.15 - 2.20        (1.95) - (0.89)
                                         2008        2.57         1.15 - 2.20            0.36 - 1.47

  MSF Davis Venture Value                2012        0.68         1.15 - 2.20          10.15 - 11.41
     Subaccount                          2011        1.01         1.15 - 2.20        (6.35) - (5.28)
                                         2010        0.89         1.15 - 2.20           9.27 - 10.52
                                         2009        1.39         1.15 - 2.20          28.79 - 30.36
                                         2008        1.21         1.15 - 2.20      (40.84) - (40.15)

  MSF FI Value Leaders                   2012        1.15         1.15 - 2.20          12.95 - 14.26
     Subaccount                          2011        1.05         1.15 - 2.20        (8.42) - (7.36)
                                         2010        1.57         1.15 - 2.20          11.80 - 13.10
                                         2009        2.81         1.15 - 2.20          18.82 - 20.27
                                         2008        1.89         1.15 - 2.20      (40.43) - (39.73)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF Jennison Growth                    2012     34,186,891         0.53 - 0.60         20,116,086
     Subaccount                          2011     21,572,678         0.47 - 0.53         11,125,749
                                         2010     22,485,876         0.47 - 0.53         11,684,531
                                         2009     23,949,323         0.43 - 0.48         11,320,650
                                         2008     21,208,392         0.32 - 0.35          7,271,669

  MSF Loomis Sayles Small Cap            2012     20,692,464         3.43 - 4.24         84,979,664
     Core Subaccount                     2011     23,529,947         3.07 - 3.75         85,523,533
                                         2010     27,650,261         3.13 - 3.78        101,383,579
                                         2009     32,203,056         2.51 - 3.00         93,971,021
                                         2008     35,388,955         1.98 - 2.33         80,476,762

  MSF Loomis Sayles Small Cap            2012     19,740,364         1.08 - 1.22         23,754,198
     Growth Subaccount                   2011     22,109,100         1.00 - 1.11         24,268,255
                                         2010     25,406,974         0.99 - 1.10         27,466,974
                                         2009     28,645,137         0.77 - 0.85         23,879,768
                                         2008     28,824,594         0.61 - 0.66         18,765,106

  MSF Met/Artisan Mid Cap                2012     33,885,499         2.96 - 3.74        122,364,566
     Value Subaccount                    2011     39,227,358         2.71 - 3.39        128,297,188
                                         2010     46,714,914         2.60 - 3.22        144,899,873
                                         2009     53,920,168         2.32 - 2.83        147,509,408
                                         2008     61,110,701         1.68 - 2.03        119,975,567

  MSF MetLife Conservative               2012      7,292,959       12.68 - 13.75         99,014,719
     Allocation Subaccount               2011      6,850,429       11.88 - 12.74         86,241,071
                                         2010      7,535,384       11.76 - 12.48         93,068,263
                                         2009      6,388,536       10.92 - 11.47         72,563,212
                                         2008      3,959,554         9.26 - 9.63         37,794,087

  MSF MetLife Conservative to            2012     12,239,273       12.53 - 13.58        164,236,003
     Moderate Allocation                 2011     13,064,084       11.49 - 12.32        159,343,386
     Subaccount                          2010     13,681,075       11.62 - 12.34        167,254,367
                                         2009     13,325,330       10.65 - 11.19        147,970,734
                                         2008     11,335,634         8.80 - 9.15        103,044,872

  MSF MetLife Mid Cap Stock              2012     21,850,416         1.76 - 2.00         43,051,751
     Index Subaccount                    2011     23,658,788         1.53 - 1.73         40,192,782
                                         2010     26,771,630         1.60 - 1.79         47,047,384
                                         2009     30,674,872         1.30 - 1.43         43,323,864
                                         2008     30,211,337         0.97 - 1.06         31,558,965

  MSF MetLife Moderate                   2012     40,075,386       12.21 - 13.23        524,607,576
     Allocation Subaccount               2011     42,712,440       11.02 - 11.82        499,992,633
                                         2010     44,597,787       11.42 - 12.12        536,129,987
                                         2009     45,728,144       10.32 - 10.84        492,013,090
                                         2008     40,952,008         8.33 - 8.66        352,624,419

  MSF MetLife Moderate to                2012     50,296,027       11.84 - 12.83        638,284,894
     Aggressive Allocation               2011     53,372,509       10.49 - 11.25        594,591,283
     Subaccount                          2010     56,779,679       11.14 - 11.83        665,791,166
                                         2009     60,277,070        9.93 - 10.43        624,271,525
                                         2008     58,174,135         7.86 - 8.17        472,669,848

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MSF Jennison Growth                    2012        0.05         1.15 - 2.20         (4.51) - 14.25
     Subaccount                          2011        0.13         1.15 - 2.20        (1.88) - (0.94)
                                         2010        0.47         1.15 - 2.20           8.78 - 10.23
                                         2009        0.06         1.15 - 2.20          36.59 - 38.51
                                         2008        2.37         1.15 - 2.20      (37.96) - (37.27)

  MSF Loomis Sayles Small Cap            2012          --         1.15 - 2.20          11.77 - 13.07
     Core Subaccount                     2011        0.04         1.15 - 2.20        (1.82) - (0.69)
                                         2010        0.03         1.15 - 2.20          24.43 - 25.88
                                         2009        0.13         1.15 - 2.20          27.11 - 28.55
                                         2008          --         1.15 - 2.20      (37.45) - (36.73)

  MSF Loomis Sayles Small Cap            2012          --         1.15 - 2.20            8.47 - 9.62
     Growth Subaccount                   2011          --         1.15 - 2.20            0.60 - 1.64
                                         2010          --         1.15 - 2.20          28.37 - 29.82
                                         2009          --         1.15 - 2.20          26.92 - 28.22
                                         2008          --         1.15 - 2.20      (42.59) - (41.98)

  MSF Met/Artisan Mid Cap                2012        0.87         1.15 - 2.20           9.14 - 10.41
     Value Subaccount                    2011        0.86         1.15 - 2.20            4.19 - 5.38
                                         2010        0.66         1.15 - 2.20          12.24 - 13.55
                                         2009        0.96         1.15 - 2.20          38.18 - 39.69
                                         2008        0.20         1.15 - 2.20      (47.31) - (46.70)

  MSF MetLife Conservative               2012        3.11         1.15 - 2.20            6.79 - 7.92
     Allocation Subaccount               2011        2.38         1.15 - 2.20            1.01 - 2.08
                                         2010        3.46         1.15 - 2.20            7.65 - 8.80
                                         2009        2.92         1.15 - 2.20          17.91 - 19.14
                                         2008        0.87         1.15 - 2.20      (16.26) - (15.37)

  MSF MetLife Conservative to            2012        2.90         1.15 - 2.20           9.02 - 10.18
     Moderate Allocation                 2011        2.09         1.15 - 2.20        (1.14) - (0.11)
     Subaccount                          2010        3.41         1.15 - 2.20           9.10 - 10.25
                                         2009        3.18         1.15 - 2.20          20.99 - 22.27
                                         2008        1.07         1.15 - 2.20      (23.31) - (22.49)

  MSF MetLife Mid Cap Stock              2012        0.77         1.15 - 2.20          14.76 - 15.98
     Index Subaccount                    2011        0.72         1.15 - 2.20        (4.31) - (3.30)
                                         2010        0.83         1.15 - 2.20          23.27 - 24.62
                                         2009        1.55         1.15 - 2.20          33.81 - 35.16
                                         2008        1.15         1.15 - 2.20      (37.77) - (37.11)

  MSF MetLife Moderate                   2012        2.31         1.15 - 2.20          10.76 - 11.94
     Allocation Subaccount               2011        1.53         1.15 - 2.20        (3.51) - (2.49)
                                         2010        2.60         1.15 - 2.20          10.71 - 11.88
                                         2009        2.92         1.15 - 2.20          23.78 - 25.09
                                         2008        0.78         1.15 - 2.20      (30.19) - (29.45)

  MSF MetLife Moderate to                2012        1.91         1.15 - 2.20          12.86 - 14.06
     Aggressive Allocation               2011        1.41         1.15 - 2.20        (5.86) - (4.87)
     Subaccount                          2010        2.16         1.15 - 2.20          12.21 - 13.38
                                         2009        2.58         1.15 - 2.20          26.29 - 27.62
                                         2008        0.60         1.15 - 2.20      (36.53) - (35.86)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   -----------------   ---------------
  MSF MetLife Stock Index                2012      13,877,297         3.67 - 4.66        62,563,406
     Subaccount                          2011      15,166,783         3.25 - 4.08        59,866,197
                                         2010      17,661,885         3.27 - 4.06        69,214,245
                                         2009      19,266,039         2.92 - 3.59        66,716,540
                                         2008      18,455,622         2.37 - 2.88        51,285,082

  MSF MFS Total Return                   2012       8,158,061        4.00 - 51.61        53,660,070
     Subaccount                          2011       9,134,536        3.67 - 46.95        54,923,358
                                         2010      10,540,754        3.68 - 46.54        63,563,896
                                         2009      11,528,715        3.42 - 42.91        64,884,478
                                         2008      12,776,080        2.96 - 36.73        63,558,071

  MSF MFS Value Subaccount               2012      37,585,526         1.21 - 1.42        51,957,406
                                         2011      42,354,932         1.06 - 1.24        50,959,834
                                         2010      46,771,975         1.08 - 1.24        56,611,896
                                         2009      48,825,274         0.99 - 1.13        53,796,684
                                         2008      46,854,335         0.84 - 0.95        43,351,550

  MSF MSCI EAFE Index                    2012      32,831,212         1.15 - 1.33        42,868,013
     Subaccount                          2011      35,406,160         0.99 - 1.14        39,626,666
                                         2010      38,834,375         1.16 - 1.32        50,334,152
                                         2009      40,843,404         1.10 - 1.24        49,665,774
                                         2008      41,418,296         0.88 - 0.98        39,730,950

  MSF Neuberger Berman                   2012      42,307,991         1.66 - 1.92        79,566,362
     Genesis Subaccount                  2011      48,617,567         1.55 - 1.76        84,186,481
                                         2010      57,635,646         1.50 - 1.69        95,668,301
                                         2009      65,356,132         1.27 - 1.41        90,487,549
                                         2008      68,553,688         1.15 - 1.26        85,176,138

  MSF Oppenheimer Global                 2012       1,026,930       17.76 - 20.98        21,023,383
     Equity Subaccount                   2011       1,065,791       14.99 - 17.51        18,224,703
                                         2010       1,193,937       16.73 - 19.34        22,574,929
                                         2009       1,174,821       14.75 - 16.88        19,396,230
                                         2008       1,100,644       10.78 - 12.21        13,148,386

  MSF Russell 2000 Index                 2012      20,477,220         1.74 - 2.02        40,442,242
     Subaccount                          2011      22,750,846         1.53 - 1.76        39,141,905
                                         2010      25,697,081         1.64 - 1.86        46,741,958
                                         2009      29,015,735         1.32 - 1.49        42,220,045
                                         2008      29,989,635         1.07 - 1.20        35,157,087

  MSF T. Rowe Price Large Cap            2012      23,635,941         1.44 - 1.67        38,514,439
     Growth Subaccount                   2011      25,256,378         1.24 - 1.42        35,124,226
                                         2010      28,445,616         1.28 - 1.46        40,587,362
                                         2009      31,750,181         1.12 - 1.26        39,275,314
                                         2008      30,419,260         0.80 - 0.89        26,654,893

  MSF T. Rowe Price Small Cap            2012      11,139,207         1.83 - 2.16        23,444,285
     Growth Subaccount                   2011      11,117,559         1.61 - 1.88        20,434,500
                                         2010      10,488,236         1.62 - 1.88        19,218,431
                                         2009       9,780,386         1.23 - 1.41        13,491,273
                                         2008       8,988,989         0.91 - 1.03         9,047,014

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   ------------------
  MSF MetLife Stock Index                2012        1.62         1.15 - 2.20           12.90 - 14.10
     Subaccount                          2011        1.52         1.15 - 2.20           (0.58) - 0.49
                                         2010        1.64         1.15 - 2.20           12.03 - 13.18
                                         2009        2.45         1.15 - 2.20           23.17 - 24.45
                                         2008        1.72         1.15 - 2.20       (38.63) - (37.98)

  MSF MFS Total Return                   2012        2.71         1.15 - 2.20            8.87 - 10.03
     Subaccount                          2011        2.62         1.15 - 2.20           (0.05) - 1.00
                                         2010        2.89         1.15 - 2.20             7.42 - 8.54
                                         2009        4.15         1.15 - 2.20           15.72 - 16.96
                                         2008        3.49         1.15 - 2.20       (24.04) - (23.24)

  MSF MFS Value Subaccount               2012        1.79         1.15 - 2.20           13.77 - 15.06
                                         2011        1.42         1.15 - 2.20         (1.57) - (0.32)
                                         2010        1.29         1.15 - 2.20             8.76 - 9.95
                                         2009          --         1.15 - 2.20           17.93 - 19.34
                                         2008        1.65         1.15 - 2.20        (30.64) - (6.07)

  MSF MSCI EAFE Index                    2012        2.93         1.15 - 2.20           15.44 - 16.67
     Subaccount                          2011        2.32         1.15 - 2.20       (14.54) - (13.70)
                                         2010        2.56         1.15 - 2.20             5.54 - 6.70
                                         2009        4.06         1.15 - 2.20           25.54 - 26.84
                                         2008        2.68         1.15 - 2.20       (43.46) - (42.86)

  MSF Neuberger Berman                   2012        0.21         1.15 - 2.20             7.35 - 8.64
     Genesis Subaccount                  2011        0.63         1.15 - 2.20             3.20 - 4.40
                                         2010        0.38         1.15 - 2.20           18.74 - 20.01
                                         2009        0.93         1.15 - 2.20           10.38 - 11.65
                                         2008        0.35         1.15 - 2.20       (39.90) - (39.21)

  MSF Oppenheimer Global                 2012        1.38         1.15 - 2.20           18.53 - 19.78
     Equity Subaccount                   2011        1.86         1.15 - 2.20        (10.39) - (9.45)
                                         2010        1.34         1.15 - 2.20           13.41 - 14.60
                                         2009        2.23         1.15 - 2.20           36.76 - 38.20
                                         2008        1.86         1.15 - 2.20       (41.86) - (41.24)

  MSF Russell 2000 Index                 2012        0.95         1.15 - 2.20           13.51 - 14.72
     Subaccount                          2011        0.88         1.15 - 2.20         (6.36) - (5.38)
                                         2010        0.94         1.15 - 2.20           23.85 - 25.10
                                         2009        1.77         1.15 - 2.20           22.88 - 24.25
                                         2008        0.99         1.15 - 2.20       (35.03) - (34.34)

  MSF T. Rowe Price Large Cap            2012          --         1.15 - 2.20           16.08 - 17.31
     Growth Subaccount                   2011          --         1.15 - 2.20         (3.51) - (2.47)
                                         2010        0.07         1.15 - 2.20           14.27 - 15.38
                                         2009        0.33         1.15 - 2.20           39.95 - 41.37
                                         2008        0.30         1.15 - 2.20       (43.27) - (42.67)

  MSF T. Rowe Price Small Cap            2012          --         1.15 - 2.20           13.37 - 14.58
     Growth Subaccount                   2011          --         1.15 - 2.20           (0.74) - 0.32
                                         2010          --         1.15 - 2.20           31.74 - 33.12
                                         2009        0.06         1.15 - 2.20           35.53 - 37.03
                                         2008          --         1.15 - 2.20       (37.71) - (37.05)

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                 AS OF DECEMBER 31
                                                ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO              NET
                                                     UNITS          HIGHEST ($)         ASSETS ($)
                                                --------------   -----------------   ---------------
   MSF Western Asset                      2012      36,941,346         2.52 - 3.11       110,686,505
      Management Strategic Bond           2011      41,275,440         2.32 - 2.82       112,449,197
      Opportunities Subaccount            2010      47,539,639         2.24 - 2.70       123,703,747
                                          2009      52,680,188         2.04 - 2.42       123,432,693
                                          2008      62,330,835         1.58 - 1.86       112,219,695

   MSF Western Asset                      2012      42,979,225         1.58 - 1.95        80,898,906
      Management U.S. Government          2011      48,060,527         1.57 - 1.91        88,784,513
      Subaccount                          2010      55,261,352         1.53 - 1.84        98,100,793
                                          2009      61,651,744         1.48 - 1.76       105,046,251
                                          2008      66,428,685         1.45 - 1.71       110,130,365

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------------------------------
                                                INVESTMENT(1)    EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME            LOWEST TO           LOWEST TO
                                                  RATIO (%)         HIGHEST (%)         HIGHEST (%)
                                                -------------   -----------------   ------------------
   MSF Western Asset                      2012        3.48         1.15 - 2.20            8.86 - 10.02
      Management Strategic Bond           2011        5.00         1.15 - 2.20             3.53 - 4.72
      Opportunities Subaccount            2010        6.12         1.15 - 2.20           10.02 - 11.36
                                          2009        6.73         1.15 - 2.20           29.02 - 30.49
                                          2008        4.08         1.15 - 2.20       (17.07) - (16.09)

   MSF Western Asset                      2012        1.95         1.15 - 2.20             0.79 - 1.98
      Management U.S. Government          2011        1.34         1.15 - 2.20             2.95 - 4.12
      Subaccount                          2010        2.58         1.15 - 2.20             3.25 - 4.43
                                          2009        4.50         1.15 - 2.20             1.79 - 2.99
                                          2008        4.19         1.15 - 2.20         (2.70) - (1.57)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. The ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent the annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2012 and 2011 and for the Years Ended December 31, 2012, 2011 and 2010
and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its subsidiary as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

Emphasis-of-Matter

As discussed in Note 1, the Company changed its method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 19, 2013

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                                  2012
                                                                                                              -------------
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,404 and $1,321,
   respectively)............................................................................................. $       1,565
  Mortgage loans (net of valuation allowances of $0 and $1, respectively)....................................           103
  Policy loans...............................................................................................           415
  Real estate joint ventures.................................................................................             5
  Other limited partnership interests........................................................................             5
  Short-term investments, at estimated fair value............................................................            72
  Other invested assets......................................................................................            15
                                                                                                              -------------
    Total investments........................................................................................         2,180
Cash and cash equivalents....................................................................................            26
Accrued investment income....................................................................................            28
Premiums, reinsurance and other receivables..................................................................           955
Deferred policy acquisition costs............................................................................           716
Current income tax recoverable...............................................................................             3
Other assets.................................................................................................            45
Separate account assets......................................................................................         8,393
                                                                                                              -------------
    Total assets............................................................................................. $      12,346
                                                                                                              =============

Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................................... $         741
Policyholder account balances................................................................................         1,070
Other policy-related balances................................................................................           355
Policyholder dividends payable...............................................................................             3
Deferred income tax liability................................................................................           167
Other liabilities............................................................................................           380
Separate account liabilities.................................................................................         8,393
                                                                                                              -------------
    Total liabilities........................................................................................        11,109
                                                                                                              -------------

Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares issued and
 outstanding.................................................................................................             3
Additional paid-in capital...................................................................................           458
Retained earnings............................................................................................           720
Accumulated other comprehensive income (loss)................................................................            56
                                                                                                              -------------
    Total stockholder's equity...............................................................................         1,237
                                                                                                              -------------
    Total liabilities and stockholder's equity............................................................... $      12,346
                                                                                                              =============

                                                                                                                  2011
                                                                                                              -------------
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,404 and $1,321,
   respectively)............................................................................................. $       1,454
  Mortgage loans (net of valuation allowances of $0 and $1, respectively)....................................           104
  Policy loans...............................................................................................           410
  Real estate joint ventures.................................................................................            --
  Other limited partnership interests........................................................................             3
  Short-term investments, at estimated fair value............................................................            59
  Other invested assets......................................................................................            14
                                                                                                              -------------
    Total investments........................................................................................         2,044
Cash and cash equivalents....................................................................................            33
Accrued investment income....................................................................................            27
Premiums, reinsurance and other receivables..................................................................           735
Deferred policy acquisition costs............................................................................           825
Current income tax recoverable...............................................................................            16
Other assets.................................................................................................            48
Separate account assets......................................................................................         8,057
                                                                                                              -------------
    Total assets............................................................................................. $      11,785
                                                                                                              =============

Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................................... $         684
Policyholder account balances................................................................................         1,094
Other policy-related balances................................................................................           350
Policyholder dividends payable...............................................................................             3
Deferred income tax liability................................................................................           130
Other liabilities............................................................................................           330
Separate account liabilities.................................................................................         8,057
                                                                                                              -------------
    Total liabilities........................................................................................        10,648
                                                                                                              -------------

Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares issued and
 outstanding.................................................................................................             3
Additional paid-in capital...................................................................................           458
Retained earnings............................................................................................           627
Accumulated other comprehensive income (loss)................................................................            49
                                                                                                              -------------
    Total stockholder's equity...............................................................................         1,137
                                                                                                              -------------
    Total liabilities and stockholder's equity............................................................... $      11,785
                                                                                                              =============

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                       Consolidated Statements of Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                  2012      2011       2010
                                                                --------- --------- ---------

Revenues
Premiums....................................................... $      48 $      50 $      54
Universal life and investment-type product policy fees.........       265       306       310
Net investment income..........................................       104       105        93
Other revenues.................................................       242       149       120
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.        --        --        (4)
 Other net investment gains (losses)...........................         3         1         6
                                                                --------- --------- ---------
   Total net investment gains (losses).........................         3         1         2
 Net derivative gains (losses).................................       178       156        34
                                                                --------- --------- ---------
     Total revenues............................................       840       767       613
                                                                --------- --------- ---------

Expenses
Policyholder benefits and claims...............................       175       138       113
Interest credited to policyholder account balances.............        31        30        30
Policyholder dividends.........................................         6         6         5
Other expenses.................................................       415       436       351
                                                                --------- --------- ---------
     Total expenses............................................       627       610       499
                                                                --------- --------- ---------
Income (loss) before provision for income tax..................       213       157       114
Provision for income tax expense (benefit).....................        74        46        34
                                                                --------- --------- ---------
Net income..................................................... $     139 $     111 $      80
                                                                ========= ========= =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                          2012       2011       2010
                                                                       ---------  ---------  ---------
Net income (loss)..................................................... $     139  $     111  $      80

Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.........        26         60         43
 Unrealized gains (losses) on derivatives.............................         4         (1)        (1)
 Defined benefit plans adjustment.....................................       (19)       (25)        (3)
                                                                       ---------  ---------  ---------
 Other comprehensive income (loss), before income tax.................        11         34         39
 Income tax (expense) benefit related to items of other comprehensive
   income (loss)......................................................        (4)       (12)       (14)
                                                                       ---------  ---------  ---------
 Other comprehensive income (loss), net of income tax.................         7         22         25
                                                                       ---------  ---------  ---------
Comprehensive income (loss)........................................... $     146  $     133  $     105
                                                                       =========  =========  =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
              For the Year Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                     Accumulated Other
                                                                       Comprehensive
                                                                       Income (Loss)
                                                                  ----------------------
                                                                     Net
                                                                  Unrealized   Defined
                                            Additional            Investment   Benefit        Total
                                    Common   Paid-in    Retained    Gains       Plans     Stockholder's
                                    Stock    Capital    Earnings   (Losses)   Adjustment     Equity
                                    ------- ---------- ---------  ---------- -----------  -------------
Balance at December 31, 2009....... $     3 $     458  $     674  $      18  $       (16)  $     1,137
Cumulative effect of change in
  accounting principle, net of
  income tax (Note 1)..............                          (47)                                  (47)
                                    ------- ---------  ---------  ---------  -----------   -----------
Balance at January 1, 2010.........       3       458        627         18          (16)        1,090
Dividend on common stock...........                          (84)                                  (84)
Net income.........................                           80                                    80
Other comprehensive income (loss),
  net of income tax................                                      28           (3)           25
                                    ------- ---------  ---------  ---------  -----------   -----------
Balance at December 31, 2010.......       3       458        623         46          (19)        1,111
Dividend on common stock...........                         (107)                                 (107)
Net income.........................                          111                                   111
Other comprehensive income (loss),
  net of income tax................                                      38          (16)           22
                                    ------- ---------  ---------  ---------  -----------   -----------
Balance at December 31, 2011.......       3       458        627         84          (35)        1,137
Dividend on common stock...........                          (46)                                  (46)
Net income.........................                          139                                   139
Other comprehensive income (loss),
  net of income tax................                                      20          (13)            7
                                    ------- ---------  ---------  ---------  -----------   -----------
Balance at December 31, 2012....... $     3 $     458  $     720  $     104  $       (48)  $     1,237
                                    ======= =========  =========  =========  ===========   ===========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                                       2012       2011
                                                                                                    ---------  ---------

Cash flows from operating activities
Net income (loss).................................................................................. $     139  $     111
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
  Depreciation and amortization expenses...........................................................         4          4
  Amortization of premiums and accretion of discounts associated with investments, net.............        (5)        (2)
  (Gains) losses on investments and derivatives, net...............................................      (144)      (167)
  (Income) loss from equity method investments, net of dividends or distributions..................        (1)        (1)
  Interest credited to policyholder account balances...............................................        31         30
  Universal life and investment-type product policy fees...........................................      (265)      (306)
  Change in accrued investment income..............................................................        (1)        (1)
  Change in premiums, reinsurance and other receivables............................................      (123)        (8)
  Change in deferred policy acquisition costs, net.................................................       107        192
  Change in income tax.............................................................................        39         16
  Change in other assets...........................................................................       115        120
  Change in insurance-related liabilities and policy-related balances..............................        59          9
  Change in other liabilities......................................................................        41         36
                                                                                                    ---------  ---------
Net cash (used in) provided by operating activities................................................        (4)        33
                                                                                                    ---------  ---------

Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................       379        325
   Mortgage loans..................................................................................         3          4
   Other limited partnership interests.............................................................         1         --
  Purchases of:
   Fixed maturity securities.......................................................................      (454)      (373)
   Mortgage loans..................................................................................        (2)       (32)
   Real estate joint ventures......................................................................        (5)        --
   Other limited partnership interests.............................................................        (2)        (2)
  Cash received in connection with freestanding derivatives........................................        --          1
  Cash paid in connection with freestanding derivatives............................................        --         (5)
  Net change in policy loans.......................................................................        (5)        (6)
  Net change in short-term investments.............................................................       (13)       (21)
  Other, net.......................................................................................        (4)        (4)
                                                                                                    ---------  ---------
Net cash used in investing activities..............................................................      (102)      (113)
                                                                                                    ---------  ---------

Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................       304        299
   Withdrawals.....................................................................................      (159)      (111)
  Dividend on common stock.........................................................................       (46)      (107)
                                                                                                    ---------  ---------
Net cash provided by financing activities..........................................................        99         81
                                                                                                    ---------  ---------
Change in cash and cash equivalents................................................................        (7)         1
Cash and cash equivalents, beginning of year.......................................................        33         32
                                                                                                    ---------  ---------
Cash and cash equivalents, end of year............................................................. $      26  $      33
                                                                                                    =========  =========

Supplemental disclosures of cash flow information:
  Net cash paid for:
   Income tax...................................................................................... $      17  $      15
                                                                                                    =========  =========

                                                                                                       2010
                                                                                                    ----------

Cash flows from operating activities
Net income (loss).................................................................................. $       80
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
  Depreciation and amortization expenses...........................................................          4
  Amortization of premiums and accretion of discounts associated with investments, net.............         (2)
  (Gains) losses on investments and derivatives, net...............................................        (44)
  (Income) loss from equity method investments, net of dividends or distributions..................         --
  Interest credited to policyholder account balances...............................................         30
  Universal life and investment-type product policy fees...........................................       (310)
  Change in accrued investment income..............................................................         (2)
  Change in premiums, reinsurance and other receivables............................................         (3)
  Change in deferred policy acquisition costs, net.................................................        101
  Change in income tax.............................................................................          6
  Change in other assets...........................................................................        123
  Change in insurance-related liabilities and policy-related balances..............................          7
  Change in other liabilities......................................................................         18
                                                                                                    ----------
Net cash (used in) provided by operating activities................................................          8
                                                                                                    ----------

Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................        389
   Mortgage loans..................................................................................          6
   Other limited partnership interests.............................................................         --
  Purchases of:
   Fixed maturity securities.......................................................................       (457)
   Mortgage loans..................................................................................         --
   Real estate joint ventures......................................................................         --
   Other limited partnership interests.............................................................         --
  Cash received in connection with freestanding derivatives........................................          1
  Cash paid in connection with freestanding derivatives............................................         --
  Net change in policy loans.......................................................................         (7)
  Net change in short-term investments.............................................................         22
  Other, net.......................................................................................         (3)
                                                                                                    ----------
Net cash used in investing activities..............................................................        (49)
                                                                                                    ----------

Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................        342
   Withdrawals.....................................................................................       (195)
  Dividend on common stock.........................................................................        (84)
                                                                                                    ----------
Net cash provided by financing activities..........................................................         63
                                                                                                    ----------
Change in cash and cash equivalents................................................................         22
Cash and cash equivalents, beginning of year.......................................................         10
                                                                                                    ----------
Cash and cash equivalents, end of year............................................................. $       32
                                                                                                    ==========

Supplemental disclosures of cash flow information:
  Net cash paid for:
   Income tax...................................................................................... $       26
                                                                                                    ==========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  New England Life Insurance Company ("NELICO") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company.

  The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company provides life insurance and annuities to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

  NELICO owns 100% of the outstanding common stock of New England Securities Corporation.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of NELICO and its subsidiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

     .   such separate accounts are legally recognized;
     . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
     .   investments are directed by the contractholder; and
     . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

               New England Life Insurance Company and Subsidiary

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of income.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

  Accounting Policy                                                       Note
  ----------------------------------------------------------------------------
  Insurance                                                                  2
  ----------------------------------------------------------------------------
  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles     3
  ----------------------------------------------------------------------------
  Reinsurance                                                                4
  ----------------------------------------------------------------------------
  Investments                                                                5
  ----------------------------------------------------------------------------
  Derivatives                                                                6
  ----------------------------------------------------------------------------
  Fair Value                                                                 7
  ----------------------------------------------------------------------------
  Employee Benefit Plans                                                    10
  ----------------------------------------------------------------------------
  Income Tax                                                                11
  ----------------------------------------------------------------------------
  Litigation Contingencies                                                  12

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns,

               New England Life Insurance Company and Subsidiary inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

               New England Life Insurance Company and Subsidiary

  The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

..  incremental direct costs of contract acquisition, such as commissions;
.. the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
.. other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

               New England Life Insurance Company and Subsidiary

  DAC is amortized as follows:

Products:                              In proportion to the following over estimated lives
                                       of the contracts:
------------------------------------------------------------------------------------------
..  Non-participating and               Historic actual and expected future gross
   non-dividend-paying traditional     premiums.
   contracts:
..  Term insurance
..  Non-medical health insurance
---------------------------------------
..  Participating, dividend-paying      Actual and expected future gross margins.
   traditional contracts
------------------------------------------------------------------------------------------
..  Fixed and variable universal life
   contracts                           Actual and expected future gross profits.
..  Variable deferred annuity contracts

  See Note 3 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount

               New England Life Insurance Company and Subsidiary of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the consolidated statement of income. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the consolidated balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

  Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity Securities

  The majority of the Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a

               New England Life Insurance Company and Subsidiary separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

  Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

  The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

  For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

 Mortgage Loans

  The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 5.

  Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

 Policy Loans

  Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

 Real Estate Joint Ventures and Other Limited Partnership Interests

  The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence

               New England Life Insurance Company and Subsidiary over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

  The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

  In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

 Short-term Investments

  Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in an affiliated money market pool.

 Other Invested Assets

  Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

               New England Life Insurance Company and Subsidiary

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

               New England Life Insurance Company and Subsidiary

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

               New England Life Insurance Company and Subsidiary

  In addition, the Company sponsors a qualified and a non-qualified defined benefit pension plan as well as a postretirement plan. The Company recognizes the funded status of the projected pension benefit obligation ("PBO") for pension benefits and the accumulated pension benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains or losses, prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

 Income Tax

  The Company together with its parent, MLIC and its subsidiaries join the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

               New England Life Insurance Company and Subsidiary

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million and $5 million at December 31, 2012 and 2011, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $2 million and $1 million at December 31, 2012 and 2011, respectively. Related depreciation and amortization expense was $1 million for both the years ended December 31, 2012 and 2011, and less than $1 million for the year ended December 31, 2010.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $13 million and $40 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $8 million and $36 million at December 31, 2012 and 2011, respectively. Related amortization expense was $1 million for both the years ended December 31, 2012 and 2011, and $2 million for the year ended December 31, 2010.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

  Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

               New England Life Insurance Company and Subsidiary

  Foreign Currency

  Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheet:

                                  As Previously Reported     Adjustment          As Adjusted
                                ------------------------ ------------------  -------------------
                                   December 31, 2011      December 31, 2011   December 31, 2011
                                ------------------------ ------------------  -------------------
                                                         (In millions)
Assets
 Deferred policy acquisition
   costs.......................   $               879    $              (54) $               825
Liabilities
 Deferred income tax liability.   $               149    $              (19) $               130
Equity
 Retained earnings.............   $               662    $              (35) $               627
 Total stockholder's equity....   $             1,172    $              (35) $             1,137
 Total equity..................   $            11,839    $              (54) $            11,785

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of income:

                                     As Previously Reported        Adjustment             As Adjusted
                                     ----------------------   -----------------------  ------------------------
                                     Years Ended December 31, Years Ended December 31, Years Ended December 31,
                                     ----------------------   -----------------------  ------------------------
                                       2011          2010        2011         2010       2011         2010
                                      --------      --------   ---------   ---------     --------    --------
                                                           (In millions)
Expenses
 Other expenses..................... $    445      $    360   $      (9)   $      (9)  $    436     $    351
 Income (loss) before provision for
   income tax....................... $    148      $    105   $       9    $       9   $    157     $    114
 Provision for income tax expense
   (benefit)........................ $     43      $     31   $       3    $       3   $     46     $     34
 Net income (loss).................. $    105      $     74   $       6    $       6   $    111     $     80

               New England Life Insurance Company and Subsidiary

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                      As Previously Reported       Adjustment               As Adjusted
                                      ----------------------   -----------------------  ------------------------
                                      Years Ended December 31, Years Ended December 31, Years Ended December 31,
                                      ----------------------   -----------------------  ------------------------
                                         2011         2010       2011         2010         2011        2010
                                      ----------    ---------   --------     --------    ----------   ---------
                                                              (In millions)
Cash flows from operating activities
 Net income (loss)................... $      105    $      74  $      6     $      6    $      111   $      80
 Change in deferred policy
   acquisition costs, net............ $      201    $     111  $     (9)    $    (10)   $      192   $     101
 Change in income tax................ $       13    $       2  $      3     $      4    $       16   $       6

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 7.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation

               New England Life Insurance Company and Subsidiary within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition the amendments require an entity to disclose the nature and amount of the obligation as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
--------------------------------------------------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from
                             4% to 5% and (ii) the liability for terminal dividends.
--------------------------------------------------------------------------------------------------------------
Non-participating life       Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 9%.
--------------------------------------------------------------------------------------------------------------
Individual and group         Present value of expected future payments. Interest rate assumptions used in traditional fixed annuities  establishing such liabilities range from 4% to 7%.
after annuitization
--------------------------------------------------------------------------------------------------------------
Non-medical health           The net level premium method and assumptions as to future morbidity,
insurance                    withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 5%.
--------------------------------------------------------------------------------------------------------------
Disabled lives               Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

  Participating business represented 2% of the Company's life insurance in-force at both December 31, 2012 and 2011. Participating policies represented 40%, 40% and 39% of gross life insurance premiums for the years ended
December 31, 2012, 2011 and 2010, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

               New England Life Insurance Company and Subsidiary

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

Guarantee:                                        Measurement Assumptions:
--------------------------------------------------------------------------------------------------------
GMDBs  A return of purchase payment upon          Present value of expected death benefits in excess
         death even if the account value is         of the projected account balance recognizing the
         reduced to zero.                           excess ratably over the accumulation period based
                                                    on the present value of total expected
                                                    assessments.

       An enhanced death benefit may be           Assumptions are consistent with those used for
         available for an additional fee.           amortizing DAC, and are thus subject to the same
                                                    variability and risk.

                                                  Investment performance and volatility
                                                    assumptions are consistent with the historical
                                                    experience of the appropriate underlying equity
                                                    index, such as the S&P 500 Index.

                                                  Benefit assumptions are based on the average
                                                    benefits payable over a range of scenarios.
--------------------------------------------------------------------------------------------------------
GMIBs  After a specified period of time           Present value of expected income benefits in
         determined at the time of issuance of      excess of the projected account balance at any
         the variable annuity contract, a           future date of annuitization and recognizing the
         minimum accumulation of purchase           excess ratably over the accumulation period based
         payments, even if the account value        on present value of total expected assessments.
         is reduced to zero, that can be
         annuitized to receive a monthly
         income stream that is not less than a
         specified amount.

       Certain contracts also provide for a       Assumptions are consistent with those used for
         guaranteed lump sum return of              estimating GMDBs liabilities.
         purchase premium in lieu of the
         annuitization benefit.

                                                  Calculation incorporates an assumption for the
                                                    percentage of the potential annuitizations that
                                                    may be elected by the contractholder.
--------------------------------------------------------------------------------------------------------
GMWBs  A return of purchase payment via           Expected value of the life contingent payments
         partial withdrawals, even if the           and expected assessments using assumptions
         account value is reduced to zero,          consistent with those used for estimating the
         provided that cumulative                   GMDBs liabilities.
         withdrawals in a contract year do not
         exceed a certain limit.

       Certain contracts include guaranteed
         withdrawals that are life contingent.

               New England Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                                      Variable Life
                                 Annuity Contracts      Contracts
                               ---------------------- ------------- ----------
                                                        Secondary
                                  GMDBs      GMIBs     Guarantees      Total
                               ----------  ---------- ------------- ----------
                                                (In millions)
 Direct
 Balance at January 1, 2010... $        7  $       29  $        1   $       37
 Incurred guaranteed benefits.          2           5          --            7
 Paid guaranteed benefits.....         (3)         --          --           (3)
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2010.          6          34           1           41
 Incurred guaranteed benefits.          3          10           1           14
 Paid guaranteed benefits.....         (1)         --          --           (1)
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2011.          8          44           2           54
 Incurred guaranteed benefits.         --          56          (1)          55
 Paid guaranteed benefits.....         (1)         --          --           (1)
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2012. $        7  $      100  $        1   $      108
                               ==========  ==========  ==========   ==========
 Ceded
 Balance at January 1, 2010... $        6  $       10  $       --   $       16
 Incurred guaranteed benefits.          2           2          --            4
 Paid guaranteed benefits.....         (3)         --          --           (3)
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2010.          5          12          --           17
 Incurred guaranteed benefits.          3           3          --            6
 Paid guaranteed benefits.....         (1)         --          --           (1)
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2011.          7          15          --           22
 Incurred guaranteed benefits.         --          19          --           19
 Paid guaranteed benefits.....         (1)         --          --           (1)
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2012. $        6  $       34  $       --   $       40
                               ==========  ==========  ==========   ==========
 Net
 Balance at January 1, 2010... $        1  $       19  $        1   $       21
 Incurred guaranteed benefits.         --           3          --            3
 Paid guaranteed benefits.....         --          --          --           --
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2010.          1          22           1           24
 Incurred guaranteed benefits.         --           7           1            8
 Paid guaranteed benefits.....         --          --          --           --
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2011.          1          29           2           32
 Incurred guaranteed benefits.         --          37          (1)          36
 Paid guaranteed benefits.....         --          --          --           --
                               ----------  ----------  ----------   ----------
 Balance at December 31, 2012. $        1  $       66  $        1   $       68
                               ==========  ==========  ==========   ==========

               New England Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2012      2011
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $   3,534 $   3,395
                      Balanced........     2,562     2,377
                      Bond............       786       794
                      Specialty.......       230       211
                      Money Market....        97       117
                                       --------- ---------
                       Total.......... $   7,209 $   6,894
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

               New England Life Insurance Company and Subsidiary

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                 December 31,
                                         ---------------------------------------------------------
                                                      2012                           2011
                                         --------------------------     --------------------------
                                             In the          At             In the          At
                                         Event of Death Annuitization   Event of Death Annuitization
                                         -------------- -------------   -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............   $   6,102      $   3,379       $   5,856      $   3,126
Separate account value..................   $   5,714      $   3,238       $   5,457      $   2,988
Net amount at risk......................   $     142      $     308 (2)   $     350      $     163 (2)
Average attained age of contractholders.    64 years       61 years        63 years       60 years

                                                                                 December 31,
                                                                        --------------------------
                                                                             2012          2011
                                                                        -------------- -------------
                                                                             Secondary Guarantees
                                                                        --------------------------
                                                                                (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account)...........................   $   1,966      $   1,919
Net amount at risk.....................................................   $  16,495      $  18,358
Average attained age of policyholders..................................    51 years       51 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $632 million and $785 million at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

               New England Life Insurance Company and Subsidiary

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                        -------------------------------
                                           2012       2011       2010
                                        ---------  ---------  ---------
                                                 (In millions)
       Balance at January 1,........... $      27  $      25  $      24
        Less: Reinsurance recoverables.        21         20         19
                                        ---------  ---------  ---------
       Net balance at January 1,.......         6          5          5
                                        ---------  ---------  ---------
       Incurred related to:
        Current year...................         1          1          1
        Prior years....................        (1)         1         --
                                        ---------  ---------  ---------
          Total incurred...............        --          2          1
                                        ---------  ---------  ---------
       Paid related to:
        Current year...................        --         --         --
        Prior years....................        (1)        (1)        (1)
                                        ---------  ---------  ---------
          Total paid...................        (1)        (1)        (1)
                                        ---------  ---------  ---------
       Net balance at December 31,.....         5          6          5
       Add: Reinsurance recoverables...        19         21         20
                                        ---------  ---------  ---------
       Balance at December 31,......... $      24  $      27  $      25
                                        =========  =========  =========

  During 2012 and 2011, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $1 million and increased by $1 million, respectively, due to improved loss ratios for non-medical health claim liabilities. During 2010, there was no change to claims and claim adjustment expenses associated with prior years.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $8.4 billion and $8.1 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross

               New England Life Insurance Company and Subsidiary premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

               New England Life Insurance Company and Subsidiary

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                Years Ended December 31,
                                                ---------------------
                                                 2012     2011    2010
          -                                     -----    ------  ------
                                                    (In millions)
          DAC
          Balance at January 1,................ $ 825    $1,016  $1,112
          Capitalizations......................    25        33      34
          Amortization related to:
           Net investment gains (losses).......   (55)      (51)    (14)
           Other expenses......................   (77)     (174)   (121)
                                                -----    ------  ------
             Total amortization................  (132)     (225)   (135)
                                                -----    ------  ------
          Unrealized investment gains (losses).    (2)        1       5
                                                -----    ------  ------
          Balance at December 31,.............. $ 716    $  825  $1,016
                                                =====    ======  ======

               New England Life Insurance Company and Subsidiary

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding other policy-related intangibles was as follows:

                                               Years Ended December 31,
                                               -----------------------
                                               2012     2011    2010
                                               ----     ----    ----
                                               (In millions)
                   Deferred Sales Inducements
                   Balance at January 1,...... $28      $35     $39
                   Amortization...............  (2)      (7)     (4)
                                               ---      ---     ---
                   Balance at December 31,.... $26      $28     $35
                                               ===      ===     ===

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for certain products and reinsures up to 90% of the mortality risk for other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives a reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

               New England Life Insurance Company and Subsidiary

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $137 million and $127 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  At December 31, 2012, the Company had $181 million of net unaffiliated ceded reinsurance recoverables. Of this total, $133 million, or 73%, were with the Company's five largest unaffiliated ceded reinsurers, including $94 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $170 million of net unaffiliated ceded reinsurance recoverables. Of this total, $127 million, or 75%, were with the Company's five largest unaffiliated ceded reinsurers, including $87 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of income include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                               Years Ended December 31,
                                                               -----------------------
                                                               2012     2011    2010
-                                                              ----     ----    ----
                                                                 (In millions)
Premiums:
Direct premiums............................................... $ 88     $ 92    $101
Reinsurance ceded.............................................  (40)     (42)    (47)
                                                                ----     ----    ----
 Net premiums................................................. $ 48     $ 50    $ 54
                                                                ====     ====    ====
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $324     $378    $369
Reinsurance ceded.............................................  (59)     (72)    (59)
                                                                ----     ----    ----
 Net universal life and investment-type product policy fees... $265     $306    $310
                                                                ====     ====    ====
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $267     $212    $180
Reinsurance ceded.............................................  (92)     (74)    (67)
                                                                ----     ----    ----
 Net policyholder benefits and claims......................... $175     $138    $113
                                                                ====     ====    ====
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $ 35     $ 33    $ 32
Reinsurance ceded.............................................   (4)      (3)     (2)
                                                                ----     ----    ----
 Net interest credited to policyholder account balances....... $ 31     $ 30    $ 30
                                                                ====     ====    ====

               New England Life Insurance Company and Subsidiary

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                           December 31,
                                             -----------------------------------------
                                                     2012                 2011
                                             -------------------- --------------------
                                                           Total                Total
                                                          Balance              Balance
                                             Direct Ceded  Sheet  Direct Ceded  Sheet
                                             ------ ----- ------- ------ ----- -------
                                                           (In millions)
Assets:
Premiums, reinsurance and other receivables.  $ 59  $896  $  955   $ 28  $707  $  735
Deferred policy acquisition costs...........   705    11     716    815    10     825
                                              ----  ----  ------   ----  ----  ------
 Total assets...............................  $764  $907  $1,671   $843  $717  $1,560
                                              ====  ====  ======   ====  ====  ======
Liabilities:
Other liabilities...........................  $300  $ 80  $  380   $253  $ 77  $  330
                                              ====  ====  ======   ====  ====  ======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $168 million and $150 million at December 31, 2012 and 2011, respectively. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter Reassurance Company, Ltd. ("Exeter") and MetLife Reinsurance Company of Vermont, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of income was as follows:

                                                            Years Ended December 31,
                                                            -----------------------
                                                            2012     2011    2010
                                                            ----     ----    ----
                                                              (In millions)
   Premiums:
   Reinsurance ceded....................................... $ (4)    $ (4)   $ (6)
   Universal life and investment-type product policy fees:
   Reinsurance ceded....................................... $(17)    $(17)   $(17)
   Policyholder benefits and claims:
   Reinsurance ceded....................................... $(23)    $(11)   $ (8)
   Interest credited to policyholder account balances:
   Reinsurance ceded....................................... $ (4)    $ (3)   $ (2)

               New England Life Insurance Company and Subsidiary

  Information regarding the significant effects of ceded affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                          December 31,
                                                          ------------
                                                          2012    2011
                                                          ----    ----
                                                          (In millions)
             Assets:
             Premiums, reinsurance and other receivables. $705    $526
             Liabilities:
             Other liabilities........................... $ 29    $ 25

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $518 million and $378 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $118 million, $195 million and $28 million, for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $195 million and $129 million of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $129 million and $110 million, at December 31, 2012 and 2011, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

               New England Life Insurance Company and Subsidiary

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

 Fixed Maturity Securities AFS by Sector

  The following table presents the fixed maturity AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), ABS and commercial mortgage-backed securities ("CMBS").

                                     December 31, 2012                          December 31, 2011
                         ------------------------------------------ ------------------------------------------
                                      Gross Unrealized                           Gross Unrealized
                         --------- ---------------------- Estimated --------- ---------------------- Estimated
                         Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                           Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
-                        --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                        (In millions)
Fixed Maturity
 Securities:
U.S. corporate..........    $  670  $ 86       $--    $--    $  756    $  621  $ 68       $ 1    $--    $  688
Foreign corporate.......       300    24        --     --       324       256    18         2     --       272
RMBS....................       141     7        --     --       148       115    10        --     --       125
State and political
 subdivision............       111    25        --     --       136       105    18        --     --       123
U.S. Treasury and
 agency.................       114    17        --     --       131       170    19        --     --       189
ABS.....................        62     1        --     --        63        12     1        --     --        13
Foreign
 government.............         4     1        --     --         5         6     1        --     --         7
CMBS....................         2    --        --     --         2        36     1        --     --        37
                            ------  ----       ---    ---    ------    ------  ----       ---    ---    ------
  Total fixed maturity
   securities...........    $1,404  $161       $--    $--    $1,565    $1,321  $136       $ 3    $--    $1,454
                            ======  ====       ===    ===    ======    ======  ====       ===    ===    ======

  The Company held no non-income producing fixed maturity securities at December 31, 2012 and 2011.

   Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

               New England Life Insurance Company and Subsidiary

  Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                          December 31,
                                            -----------------------------------------
                                                    2012                 2011
                                            -------------------- --------------------
                                            Amortized Estimated  Amortized Estimated
                                              Cost    Fair Value   Cost    Fair Value
                                            --------- ---------- --------- ----------
                                                          (In millions)
Due in one year or less....................  $   75     $   77    $   73     $   75
Due after one year through five years......     240        260       268        289
Due after five years through ten years.....     525        590       537        584
Due after ten years........................     359        425       280        331
                                             ------     ------    ------     ------
 Subtotal..................................   1,199      1,352     1,158      1,279
Structured securities (RMBS, ABS and CMBS).     205        213       163        175
                                             ------     ------    ------     ------
   Total fixed maturity securities.........  $1,404     $1,565    $1,321     $1,454
                                             ======     ======    ======     ======

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                               December 31, 2012                         December 31, 2011
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate....................    $10       $--        $ 9       $--        $23       $ 1        $ 9       $--
Foreign corporate.................     10        --         --        --         23         2         --        --
RMBS..............................     --        --         --        --          8        --         --        --
ABS...............................     25        --         --        --         --        --         --        --
Foreign government................     --        --         --        --          5        --         --        --
                                      ---       ---        ---       ---        ---       ---        ---       ---
  Total fixed maturity securities.    $45       $--        $ 9       $--        $59       $ 3        $ 9       $--
                                      ===       ===        ===       ===        ===       ===        ===       ===
Total number of securities in an
 unrealized loss position.........     14                    3                   38                    3
                                      ===                  ===                  ===                  ===

               New England Life Insurance Company and Subsidiary

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources;
  (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value,

               New England Life Insurance Company and Subsidiary management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

  The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

  In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

Current Period Evaluation

  Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

  Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $3 million during the year ended December 31, 2012 from $3 million to less than $1 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

  At December 31, 2012, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                December 31,
                                      --------------------------------
                                            2012             2011
                                      ---------------  ---------------
                                      Carrying  % of   Carrying  % of
                                       Value    Total   Value    Total
                                      -------- ------  -------- ------
                                      (In millions)    (In millions)
        Mortgage loans:
         Agricultural................   $ 56    54.4 %   $ 57    54.8 %
         Commercial..................     47     45.6      48     46.2
                                        ----   ------    ----   ------
           Subtotal..................    103    100.0     105    101.0
         Valuation allowances........     --       --      (1)    (1.0)
                                        ----   ------    ----   ------
           Total mortgage loans, net.   $103   100.0 %   $104   100.0 %
                                        ====   ======    ====   ======

               New England Life Insurance Company and Subsidiary

 Mortgage Loans and Valuation Allowance by Portfolio Segment

    All of the agricultural and commercial mortgage loans held at both
  December 31, 2012 and 2011 were evaluated collectively for credit losses. The valuation allowances at December 31, 2012, were less than $1 million on both agricultural and commercial mortgage loans and were for non-specifically identified credit losses. The valuation allowances at December 31, 2011 were primarily for commercial mortgage loans and were for non-specifically identified credit losses. The valuation allowances on agricultural mortgage loans were less than $1 million at December 31, 2011.

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Agricultural and Commercial Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

    All agricultural loans are monitored on an ongoing basis. All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. For commercial loans, the monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly,

               New England Life Insurance Company and Subsidiary the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

  Credit Quality of Agricultural Mortgage Loans

  All of the agricultural mortgage loans held at both December 31, 2012 and 2011 had loan-to-value ratios less than 65%. The estimated fair value of agricultural mortgage loans held at December 31, 2012 and 2011 was $59 million and $60 million, respectively.

  Credit Quality of Commercial Mortgage Loans

  All of the commercial mortgage loans held at both December 31, 2012 and 2011 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x. The estimated fair value of commercial mortgage loans held at December 31, 2012 and 2011 was $53 million and $52 million, respectively.

  Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2012 and 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no loans past due and no loans in non-accrual status at both December 31, 2012 and 2011. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2012, 2011 and 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the

               New England Life Insurance Company and Subsidiary quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The Company had no mortgage loans modified during the year in a troubled debt restructuring at both December 31, 2012 and 2011.

Other Invested Assets

  Other invested assets is comprised of tax credit partnerships and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $10 million and $14 million at December 31, 2012 and 2011, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                    Years Ended December 31,
                                                    -----------------------
                                                    2012     2011    2010
                                                    ----     ----    ----
                                                      (In millions)
          Fixed maturity securities................ $161     $133    $ 77
          Derivatives..............................    1       (3)     (3)
          Short-term investments...................   (1)      (1)     (3)
          Amounts allocated from DAC...............   (1)       1      --
          Deferred income tax benefit (expense)....  (56)     (46)    (25)
                                                     ----     ----    ----
          Net unrealized investment gains (losses). $104     $ 84    $ 46
                                                     ====     ====    ====

  The changes in net unrealized investment gains (losses) were as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                          2012     2011    2010
                                                          ----     ----    ----
                                                            (In millions)
    Balance, beginning of period......................... $ 84     $ 46    $ 18
    Unrealized investment gains (losses) during the year.   32       58      37
    Unrealized investment gains (losses) relating to:
     DAC.................................................   (2)       1       5
     Deferred income tax benefit (expense)...............  (10)     (21)    (14)
                                                           ----     ----    ----
    Balance, end of period............................... $104     $ 84    $ 46
                                                           ====     ====    ====
    Change in net unrealized investment gains (losses)... $ 20     $ 38    $ 28
                                                           ====     ====    ====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies at both December 31, 2012 and 2011.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit

  Invested assets on deposit with regulatory agencies with an estimated fair value of $4 million at both December 31, 2012 and 2011, consisted primarily of fixed maturity securities.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. If the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity it would be the primary beneficiary and consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011.

  Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2012                 2011
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2).   $213      $213       $175      $175
 U.S. corporate.................................     14        14          5         5
Other invested assets...........................     13        13         13        13
Other limited partnership interests.............      3         5          2         5
                                                   ----      ----       ----      ----
   Total........................................   $243      $245       $195      $198
                                                   ====      ====       ====      ====

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other invested assets and

               New England Life Insurance Company and Subsidiary other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

Net Investment Income

  The components of net investment income were as follows:

                                                   Years Ended December 31,
                                                   ------------------------
                                                   2012     2011    2010
                                                   ----     ----    ----
                                                   (In millions)
              Investment income:
              Fixed maturity securities........... $ 75     $ 76    $67
              Mortgage loans......................    6        5      5
              Policy loans........................   23       23     22
              Other limited partnership interests.    1        1     --
              Other...............................    1        2      1
                                                     ----    ----   ---
               Subtotal...........................  106      107     95
              Less: Investment expenses...........    2        2      2
                                                     ----    ----   ---
               Net investment income.............. $104     $105    $93
                                                     ====    ====   ===

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                        -----------------------
                                                                        2012     2011    2010
                                                                        ----     ----    ----
                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized........................................... $--      $--     $(4)
Fixed maturity securities -- net gains (losses) on sales and disposals.   3        1       6
                                                                        ---      ---     ---
Total net investment gains (losses).................................... $ 3      $ 1     $ 2
                                                                        ===      ===     ===

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, less than $1 million and ($1) million for the years ended December 31, 2012, 2011 and 2010, respectively.

               New England Life Insurance Company and Subsidiary

  Sales or Disposals and Impairments of Fixed Maturity Securities

  Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                                      -----------------------
                                                      2012     2011    2010
                                                      ----     ----    ----
                                                        (In millions)
         Proceeds.................................... $213     $162    $233
                                                       ====     ====    ====
         Gross investment gains...................... $  4     $  2    $  9
                                                       ----     ----    ----
         Gross investment losses.....................   (1)      (1)     (3)
                                                       ----     ----    ----
         Total OTTI losses recognized in earnings:
          Credit-related.............................   --       --      (4)
                                                       ----     ----    ----
            Total OTTI losses recognized in earnings.   --       --      (4)
                                                       ----     ----    ----
              Net investment gains (losses).......... $  3     $  1    $  2
                                                       ====     ====    ====

  Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                         Years Ended December 31,
                                                                                         -----------------------
                                                                                         2012         2011
                                                                                         ----         ----
                                                                                         (In millions)
Balance, at January 1,.................................................................. $--          $ 3
Reductions:
Sales (maturities, pay downs or prepayments) during the period of securities previously
  impaired as credit loss OTTI..........................................................  --           (3)
                                                                                         ---          ---
Balance, at December 31,................................................................ $--          $--
                                                                                         ===          ===

Related Party Investment Transactions

  The Company receives investment administrative services from certain affiliates. The related investment administrative service charges were $2 million for each of the years ended December 31, 2012, 2011 and 2010. The Company also had additional affiliated net investment income of less than $1 million for each of the years ended December 31, 2012, 2011 and 2010.

  During 2008, the Company entered into a secured note receivable with an affiliate, MetLife Insurance Company of Connecticut, and loaned $25 million to the affiliate. The secured note receivable matured in 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

               New England Life Insurance Company and Subsidiary

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including foreign currency exchange rate and credit. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Foreign Currency Exchange Rate Derivatives

  Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  Credit Derivatives

  Credit default swaps are primarily used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also uses credit default swaps to economically hedge against credit-related changes in the value of its investments. The Company utilizes credit default swaps in non-qualifying hedging relationships.

               New England Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                            December 31,
                                                                     -----------------------------------------------------------
                                                                                 2012                          2011
                                                                     ----------------------------- -----------------------------
                                                                     Notional Estimated Fair Value Notional Estimated Fair Value
              -                  -                                   -------- -------------------- -------- --------------------
                               Primary Underlying Risk Exposure       Amount   Assets  Liabilities  Amount   Assets  Liabilities
                               --------------------------------      -------- -------- ----------- -------- -------- -----------
                                                                                            (In millions)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps...... Foreign currency exchange rate.......   $30    $     --  $     --     $19    $     --  $      3
                                                                       ---    --------  --------     ---    --------  --------
   Total qualifying hedges.......................................       30          --        --      19          --         3
                                                                       ---    --------  --------     ---    --------  --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps........ Foreign currency exchange rate.......     7          --        --       2          --        --
Credit default swaps.......... Credit...............................    34          --        --      23          --        --
                                                                       ---    --------  --------     ---    --------  --------
  Total non-designated or non-qualifying derivatives..............      41          --        --      25          --        --
                                                                       ---    --------  --------     ---    --------  --------
   Total.........................................................      $71    $     --  $     --     $44    $     --  $      3
                                                                       ===    ========  ========     ===    ========  ========

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                     2012     2011    2010
                                                     ----     ----    ----
                                                     (In millions)
             Derivatives and hedging gains (losses). $  2     $  2    $ 1
             Embedded derivatives...................  176      154     33
                                                       ----    ----   ---
              Total net derivative gains (losses)... $178     $156    $34
                                                       ====    ====   ===

  The Company recognized net investment income from settlement payments related to qualifying hedges of $1 million for the year ended December 31, 2012. The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2011 and 2010.

  The Company recognized insignificant net derivative gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2012, 2011 and 2010.

               New England Life Insurance Company and Subsidiary

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                               Net Derivative Gains (Losses)
                                               -----------------------------
                                                       (In millions)
   For the Year Ended December 31, 2012:
   Foreign currency exchange rate derivatives.              $--
   Credit derivatives.........................                1
                                                            ---
    Total.....................................              $ 1
                                                            ===
   For the Year Ended December 31, 2011:
   Foreign currency exchange rate derivatives.              $--
   Credit derivatives.........................               --
                                                            ---
    Total.....................................              $--
                                                            ===
   For the Year Ended December 31, 2010:
   Foreign currency exchange rate derivatives.              $ 1
   Credit derivatives.........................               --
                                                            ---
    Total.....................................              $ 1
                                                            ===

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. For the years ended December 31, 2012, 2011 and 2010, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2012, 2011 and 2010.

  At December 31, 2012 and 2011, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $1 million and ($3) million, respectively.

  For the years ended December 31, 2012, 2011 and 2010, there was $4 million, ($1) million and ($1) million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For the years ended December 31, 2012 and 2010, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the year ended December 31, 2011, there was $1 million reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2012, 2011 and 2010, there were insignificant amounts reclassified to net investment income related to foreign currency swaps. For the years ended December 31, 2012, 2011 and 2010, the Company recognized insignificant net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

               New England Life Insurance Company and Subsidiary

  At December 31, 2012, insignificant amounts of deferred net gains (losses) on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $33 million and $22 million at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012, the Company would have received an insignificant amount to terminate all of these contracts. At December 31, 2011, the Company would have paid an insignificant amount to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   December 31,
                                          ---------------------------------------------------------------
                                                       2012                            2011
                                          ------------------------------- -------------------------------
                                                      Maximum                         Maximum
                                          Estimated  Amount of            Estimated  Amount of
                                            Fair       Future    Weighted   Fair       Future    Weighted
                                          Value of    Payments   Average  Value of    Payments   Average
                                           Credit   under Credit Years to  Credit   under Credit Years to
Rating Agency Designation of Referenced    Default    Default    Maturity  Default    Default    Maturity
Credit Obligations (1)                      Swaps    Swaps (2)     (3)      Swaps    Swaps (2)     (3)
----------------------------------------- --------- ------------ -------- --------- ------------ --------
                                              (In millions)                        (In millions)
Baa
Credit default swaps referencing indices.    $--        $22        4.5       $--        $22        5.0
                                             ---        ---                  ---        ---
 Subtotal................................     --         22        4.5        --         22        5.0
                                             ---        ---                  ---        ---
B
Credit default swaps referencing indices.     --         11        5.0        --         --         --
                                             ---        ---                  ---        ---
 Subtotal................................     --         11        5.0        --         --         --
                                             ---        ---                  ---        ---
   Total.................................    $--        $33        4.7       $--        $22        5.0
                                             ===        ===                  ===        ===

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

               New England Life Insurance Company and Subsidiary

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At both December 31, 2012 and 2011, the Company did not pledge or accept any collateral.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                 Estimated Fair Value of  Fair Value of Incremental Collateral
                                                 Collateral Provided (2):            Provided Upon:
                                                 ------------------------ ------------------------------------
                                                                                         Downgrade in the
                                                                          One Notch  Company's Credit Rating
                                                                          Downgrade  to a Level that Triggers
                                Estimated                                  in the         Full Overnight
                              Fair Value of                               Company's    Collateralization or
                            Derivatives in Net        Fixed Maturity       Credit          Termination
                          Liability Position (1)        Securities         Rating   of the Derivative Position
                          ---------------------- ------------------------ --------- --------------------------
                                                             (In millions)

December 31, 2012........                    $--                      $--       $--                        $--

December 31, 2011........                    $ 3                      $--       $--                        $ 3

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

               New England Life Insurance Company and Subsidiary

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                             December 31,
                                                                                             ------------
                                                          Balance Sheet Location             2012    2011
                                                -------------------------------------------- ----    ----
                                                                                             (In millions)
Net embedded derivatives within asset host
  contracts:
 Ceded guaranteed minimum benefits............. Premiums, reinsurance and other receivables  $518    $378
Net embedded derivatives within liability host
  contracts:
 Direct guaranteed minimum benefits............ PABs........................................ $ 31    $ 75

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                               --------------------------
                                                 2012     2011        2010
                                               -------- --------    --------
                                                     (In millions)
       Net derivative gains (losses) (1), (2). $    176 $    154    $     33

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($16) million, $18 million and ($14) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $18 million, ($38) million and $31 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

   Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

               New England Life Insurance Company and Subsidiary

   Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

   Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

               New England Life Insurance Company and Subsidiary

  Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                      December 31, 2012
                                                              ----------------------------------
                                                               Fair Value Hierarchy
                                                              -----------------------
                                                                                        Total
                                                                                      Estimated
                                                              Level 1 Level 2 Level 3 Fair Value
                                                              ------- ------- ------- ----------
                                                                        (In millions)
Assets:
Fixed maturity securities:
 U.S. corporate..............................................   $--   $  729   $ 27    $   756
 Foreign corporate...........................................    --      297     27        324
 RMBS........................................................    --      137     11        148
 State and political subdivision.............................    --      136     --        136
 U.S. Treasury and agency....................................    42       89     --        131
 ABS.........................................................    --       47     16         63
 Foreign government..........................................    --        5     --          5
 CMBS........................................................    --       --      2          2
                                                                ---   ------   ----    -------
   Total fixed maturity securities...........................    42    1,440     83      1,565
                                                                ---   ------   ----    -------
Short-term investments.......................................    --       72     --         72
Net embedded derivatives within asset host contracts (1).....    --       --    518        518
Separate account assets (2)..................................    --    8,393     --      8,393
                                                                ---   ------   ----    -------
   Total assets..............................................   $42   $9,905   $601    $10,548
                                                                ===   ======   ====    =======
Liabilities:
Derivative liabilities: (3)
 Foreign currency exchange rate..............................   $--   $   --   $ --    $    --
                                                                ---   ------   ----    -------
   Total derivative liabilities..............................    --       --     --         --
Net embedded derivatives within liability host contracts (1).    --       --     31         31
                                                                ---   ------   ----    -------
   Total liabilities.........................................   $--   $   --   $ 31    $    31
                                                                ===   ======   ====    =======

               New England Life Insurance Company and Subsidiary

                                                                      December 31, 2011
                                                              ----------------------------------
                                                               Fair Value Hierarchy
                                                              -----------------------
                                                                                        Total
                                                                                      Estimated
                                                              Level 1 Level 2 Level 3 Fair Value
                                                              ------- ------- ------- ----------
                                                                        (In millions)
Assets:
Fixed maturity securities:
 U.S. corporate..............................................  $ --   $  668   $ 20     $  688
 Foreign corporate...........................................    --      272     --        272
 RMBS........................................................    --      125     --        125
 State and political subdivision.............................    --      123     --        123
 U.S. Treasury and agency....................................   114       75     --        189
 ABS.........................................................    --       12      1         13
 Foreign government..........................................    --        7     --          7
 CMBS........................................................    --       37     --         37
                                                               ----   ------   ----     ------
   Total fixed maturity securities...........................   114    1,319     21      1,454
                                                               ----   ------   ----     ------
Short-term investments.......................................    --       59     --         59
Net embedded derivatives within asset host contracts (1).....    --       --    378        378
Separate account assets (2)..................................    --    8,057     --      8,057
                                                               ----   ------   ----     ------
   Total assets..............................................  $114   $9,435   $399     $9,948
                                                               ====   ======   ====     ======
Liabilities:
Derivative liabilities: (3)
 Foreign currency exchange rate..............................  $ --   $    3   $ --     $    3
                                                               ----   ------   ----     ------
   Total derivative liabilities..............................    --        3     --          3
Net embedded derivatives within liability host contracts (1).    --       --     75         75
                                                               ----   ------   ----     ------
   Total liabilities.........................................  $ --   $    3   $ 75     $   78
                                                               ====   ======   ====     ======

--------

(1)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the consolidated balance sheets.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(3)Derivative liabilities are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of

               New England Life Insurance Company and Subsidiary senior management provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.1% of the total estimated fair value of fixed maturity securities and 1% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price

               New England Life Insurance Company and Subsidiary transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

  U.S. corporate and foreign corporate securities

    These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

  Structured securities comprised of RMBS, ABS and CMBS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  State and political subdivision and foreign government securities

    These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

               New England Life Insurance Company and Subsidiary

  U.S. Treasury and agency securities

    These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Level 3 Valuation Techniques and Key Inputs:

    In general, fixed maturity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

  U.S. corporate and foreign corporate securities

    These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

  Structured securities comprised of RMBS, ABS and CMBS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts are primarily comprised of mutual funds and hedge funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAVs provided by the fund managers.

               New England Life Insurance Company and Subsidiary

  Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

     Level 2 Valuation Techniques and Key Inputs:

       This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

               New England Life Insurance Company and Subsidiary

     Foreign currency exchange rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Interbank Offered Rate ("LIBOR") basis curves, currency spot rates and cross currency basis curves.

  Embedded Derivatives

  Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

               New England Life Insurance Company and Subsidiary

  The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Techniques and Key Inputs:

       Direct Guaranteed Minimum Benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance Ceded on Certain Guaranteed Minimum Benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

  Transfers between Levels

  Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.

               New England Life Insurance Company and Subsidiary

  Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

               New England Life Insurance Company and Subsidiary

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

                                                                                                                 Weighted
                                    Valuation Techniques       Significant Unobservable Inputs      Range        Average
                               ------------------------------- -------------------------------- -------------    --------
Fixed maturity securities:
  U.S. corporate and foreign
 corporate                     . Matrix pricing                .Delta spread adjustments (1)      50   -    50         50
                                                               .Illiquidity premium (1)           30   -    30
                                                               .Spreads from below investment
                                                                grade curves (1)                 100   -    421       127
                               .Market pricing                 .Quoted prices (2)                 98   -    100        99
                               ------------------------------------------------------------------------------------------
  RMBS                         .Matrix pricing and discounted  .Spreads from below investment
                                cash flow                       grade curves (1)                 246   -    246       246
                               ------------------------------------------------------------------------------------------
  ABS                          .Consensus pricing              .Offered quotes (2)               111   -    111
                               ------------------------------------------------------------------------------------------
  CMBS                         .Matrix pricing and discounted  .Spreads from below investment
                                cash flow                       grade curves (1)                 100   -    100       100
                               .Market pricing                 .Quoted prices (2)                100   -    100       100
                               ------------------------------------------------------------------------------------------
Embedded derivatives:

  Direct and ceded guaranteed
 minimum benefits              . Option pricing techniques     . Mortality rates:
                                                                 Ages 0 - 40                      0%   -   0.10%
                                                                 Ages 41 - 60                   0.05%  -   0.64%
                                                                 Ages 61 - 115                  0.32%  -   100%
                                                               . Lapse rates:
                                                                 Durations 1 - 10               0.50%  -   100%
                                                                 Durations 11 - 20                3%   -   100%
                                                                 Durations 21 - 116               3%   -   100%

                                                               . Utilization rates (3)           20%   -    50%
                                                               . Withdrawal rates               0.07%  -    10%
                                                               . Long-term equity volatilities  17.40% -    25%
                                                               .Nonperformance risk spread      0.10%  -   0.67%
                               ------------------------------------------------------------------------------------------

--------

(1)For this unobservable input, range and weighted average are presented in basis points.

(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments - Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations.

               New England Life Insurance Company and Subsidiary

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

   Securities

  Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, ABS and CMBS, changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumptions used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

   Direct and ceded guaranteed minimum benefits

  For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

               New England Life Insurance Company and Subsidiary

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------
                                          Fixed Maturity Securities:
                                      ---------------------------------------------------
                                                                                                 Net
                                        U.S.         Foreign                                  Embedded
                                      Corporate     Corporate     RMBS     ABS    CMBS     Derivatives (6)
                                      ---------     ---------     ----     ---    ----     ---------------
                                                        (In millions)
Year Ended December 31, 2012:
Balance, January 1,..................    $20           $--        $--      $ 1    $ --          $303
Total realized/unrealized gains
  (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............     --            --          1       --      --            --
   Net investment gains (losses).....     --            --         --       --      --            --
   Net derivative gains (losses).....     --            --         --       --      --           176
 Other comprehensive income
   (loss)............................      1            --         --       --      --            --
Purchases (3)........................     12            27         10       15       2            --
Sales (3)............................     (6)           --         --       --     (24)           --
Issuances (3)........................     --            --         --       --      --            --
Settlements (3)......................     --            --         --       --      --             8
Transfers into Level 3 (4)...........     --            --         --       --      24            --
Transfers out of Level 3 (4).........     --            --         --       --      --            --
                                         ---           ---        ---       ---    ----         ----
Balance, December 31,................    $27           $27        $11      $16    $  2          $487
                                         ===           ===        ===       ===    ====         ====
Changes in unrealized gains (losses)
  included in net income (loss): (5)
   Net investment income.............    $--           $--        $--      $--    $ --          $ --
   Net investment gains (losses).....    $--           $--        $--      $--    $ --          $ --
   Net derivative gains (losses).....    $--           $--        $--      $--    $ --          $179

               New England Life Insurance Company and Subsidiary

                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                  -----------------------------------------------------------------------
                                     Fixed Maturity Securities:
                                  ----------------------------------------------------
                                                                                             Net
                                    U.S.         Foreign                                  Embedded
                                  Corporate     Corporate     RMBS     ABS     CMBS    Derivatives (6)
                                  ---------     ---------     ----     ---     ----    ---------------
                                                    (In millions)
Year Ended December 31, 2011:....
Balance, January 1,..............    $35          $ 19        $--      $--     $--          $140
Total realized/unrealized gains
  (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........     --            --         --       --      --            --
   Net investment gains (losses).     --            --         --       --      --            --
   Net derivative gains (losses).     --            --         --       --      --           154
 Other comprehensive income
   (loss)........................     --             1         --       --      --            --
Purchases (3)....................     --            --         --        1      --            --
Sales (3)........................     (8)          (17)        --       --      --            --
Issuances (3)....................     --            --         --       --      --            --
Settlements (3)..................     --            --         --       --      --             9
Transfers into Level 3 (4).......     --            --         --       --      --            --
Transfers out of Level 3 (4).....     (7)           (3)        --       --      --            --
                                     ---          ----        ---        ---   ---          ----
Balance, December 31,............    $20          $ --        $--      $ 1     $--          $303
                                     ===          ====        ===        ===   ===          ====
Changes in unrealized gains
  (losses)included in net income
  (loss): (5)
   Net investment income.........    $--          $ --        $--      $--     $--          $ --
   Net investment gains (losses).    $--          $ --        $--      $--     $--          $ --
   Net derivative gains (losses).    $--          $ --        $--      $--     $--          $156

               New England Life Insurance Company and Subsidiary

                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                  -----------------------------------------------------------------------
                                     Fixed Maturity Securities:
                                  ----------------------------------------------------
                                                                                             Net
                                    U.S.         Foreign                                  Embedded
                                  Corporate     Corporate     RMBS     ABS     CMBS    Derivatives (6)
                                  ---------     ---------     ----     ---     ----    ---------------
                                                    (In millions)
Year Ended December 31, 2010:
Balance, January 1,..............    $17          $ 28        $--      $--     $--          $ 99
Total realized/unrealized gains
  (losses) included in:
 Net income (loss): (1), (2).....
   Net investment income.........     --            --         --       --      --            --
   Net investment gains (losses).     --            (1)        --       --      --            --
   Net derivative gains (losses).     --            --         --       --      --            33
 Other comprehensive income
   (loss)........................     --             4         --       --      --            --
Purchases, sales, issuances and
  settlements (3)................      7           (12)        --       --      --             8
Transfers into Level 3 (4).......     12            --         --       --      --            --
Transfers out of Level 3 (4).....     (1)           --         --       --      --            --
                                     ---          ----        ---        ---   ---          ----
Balance, December 31,............    $35          $ 19        $--      $--     $--          $140
                                     ===          ====        ===        ===   ===          ====
Changes in unrealized gains
  (losses)included in net income
  (loss): (5)
   Net investment income.........    $--          $ --        $--      $--     $--          $ --
   Net investment gains (losses).    $--          $ --        $--      $--     $--          $ --
   Net derivative gains (losses).    $--          $ --        $--      $--     $--          $ 34

--------

    (1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

    (2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

    (3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

    (4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

    (5)Relates to assets and liabilities still held at the end of the respective periods.

    (6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

               New England Life Insurance Company and Subsidiary

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents and accrued investment income. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                    December 31, 2012
                                                        ------------------------------------------
                                                                                           Total
                                                                  Fair Value Hierarchy   Estimated
                                                        Carrying -----------------------   Fair
                                                         Value   Level 1 Level 2 Level 3   Value
-                                                       -------- ------- ------- ------- ---------
                                                                      (In millions)
Assets:
Mortgage loans, net....................................   $103     $--     $--    $112     $112
Policy loans...........................................   $415     $--     $22    $590     $612
Premiums, reinsurance and other receivables............   $168     $--     $--    $179     $179
Other Assets...........................................   $  6     $--     $--    $  5     $  5
Liabilities:
PABs...................................................   $134     $--     $--    $144     $144
Other liabilities......................................   $ 41     $--     $--    $ 41     $ 41
Separate account liabilities...........................   $  8     $--     $ 8    $ --     $  8
Commitments: (1)
Commitments to fund private corporate bond investments.   $ --     $--     $--    $ --     $ --

                                                              December 31, 2011
                                                        -----------------------------
                                                                       Estimated Fair
                                                        Carrying Value     Value
                                                        -------------- --------------
                                                                (In millions)
Assets:
Mortgage loans, net....................................      $104           $111
Policy loans...........................................      $410           $603
Premiums, reinsurance and other receivables............      $150           $157
Other assets...........................................      $  7           $  4
Liabilities:
PABs...................................................      $115           $123
Other liabilities......................................      $ 40           $ 40
Separate account liabilities...........................      $ 14           $ 14
Commitments: (1)
Commitments to fund private corporate bond investments.      $ --           $  1

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 12 for additional information on these off-balance sheet obligations.

               New England Life Insurance Company and Subsidiary

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are comprised of certain amounts recoverable under reinsurance agreements.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Other Assets

  Other assets presented in the preceding table represents the receivables from agencies for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the Company's lending rate, at the end of the reporting period, for loans issued to agencies.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

               New England Life Insurance Company and Subsidiary

  Other Liabilities

  Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

  Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

8. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for NELICO was in excess of thirteen times Company Action RBC for all periods presented.

  NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

               New England Life Insurance Company and Subsidiary

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of NELICO, a Massachusetts domiciled insurer, was $79 million, $63 million and $33 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $539 million and $529 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

Dividend Restrictions

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the aggregate amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of:
(i) 10% of its surplus to policyholders at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, NELICO paid a dividend of $46 million, $107 million and $84 million, respectively. Based on amounts at December 31, 2012, NELICO could pay a stockholder dividend in 2013 of $77 million without prior approval of the Massachusetts Commissioner.

               New England Life Insurance Company and Subsidiary

Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                    Years Ended December 31,
                                                                                    -----------------------
                                                                                    2012     2011    2010
                                                                                    ----     ----    ----
                                                                                      (In millions)
Holding gains (losses) on investments arising during the year...................... $ 36     $ 63    $ 42
Income tax effect of holding gains (losses)........................................  (12)     (23)    (14)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................   (4)      (5)     (5)
Income tax effect of reclassification adjustments..................................    1        2       2
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................   (2)       1       5
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................    1       --      (2)
                                                                                     ----     ----    ----
Net unrealized investment gains (losses), net of income tax........................   20       38      28
Defined benefit plans adjustment, net of income tax expense (benefit) of
  ($6) million, ($9) million and $0................................................  (13)     (16)     (3)
                                                                                     ----     ----    ----
   Other comprehensive income (loss), net of income tax............................ $  7     $ 22    $ 25
                                                                                     ====     ====    ====

9. Other Expenses

  Information on other expenses was as follows:

                                                            Years Ended December 31,
                                                            -----------------------
                                                            2012     2011    2010
  -                                                         ----     ----    ----
                                                              (In millions)
  Compensation............................................. $ 15     $ 19    $ 30
  Pension, postretirement and postemployment benefit costs.   28       28      28
  Commissions..............................................  195      105      78
  Volume-related costs.....................................   11       25      22
  Capitalization of DAC....................................  (25)     (33)    (34)
  Amortization of DAC......................................  132      225     135
  Premium taxes, licenses and fees.........................   10       10      11
  Professional services....................................    3        4       4
  Other....................................................   46       53      77
                                                             ----     ----    ----
     Total other expenses.................................. $415     $436    $351
                                                             ====     ====    ====

Capitalization and Amortization of DAC

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 3 for additional information on DAC including impacts of capitalization and amortization.

               New England Life Insurance Company and Subsidiary

Affiliated Expenses

  See Note 13 for a discussion of affiliated expenses included in the table above.

10. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2012, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plan provides supplemental benefits to certain executive level employees and retirees.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

  The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. The Company's share of pension expense was $12 million, $12 million and $11 million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the Company's share of net other postretirement expense was ($1) million, ($1) million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively. The combined allocated pension and other postretirement benefit expenses are included in the accompanying consolidated statements of income.

  The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined benefit pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a qualified defined benefit pension plan. During 2011, the Company became the sole sponsor of the AERP Plan. Accordingly, the Company transitioned its accounting for the AERP Plan from a multiemployer to a single employer plan as of December 31, 2011. The Company made contributions of $7 million and $3 million for the years ended December 31, 2011 and 2010, respectively, to the multiemployer AERP Plan while it was being accounted for as a multiemployer plan. The assets and obligations of the AERP Plan and MPRP Plan, along with the related net periodic pension expenses, are included in the accompanying consolidated financial statements and the additional disclosures below.

               New England Life Insurance Company and Subsidiary

Obligations and Funded Status

                                                                                        Other Postretirement
                                                                   Pension Benefits (1)  Benefits
                                                                   -------------------  -------------------
                                                                        December 31,
                                                                   ----------------------------------------
                                                                   2012       2011      2012       2011
                                                                   ----       ----      ----       ----
                                                                        (In millions)
Change in benefit obligations:
Benefit obligations at January 1,................................. $187       $ 46      $ 37       $ 37
 Service costs....................................................    5          1         3          1
 Interest costs...................................................    9          3         2          2
 Plan participants' contributions.................................   --         --         2          2
 Net actuarial (gains) losses.....................................   26          8         2         (1)
 Plan amendments, change in benefits, and other (2)...............   --        131        (1)        --
 Benefits paid....................................................   (8)        (2)       (3)        (4)
                                                                     ----       ----      ----       ----
Benefit obligations at December 31,...............................  219        187        42         37
                                                                     ----       ----      ----       ----
Change in plan assets:
Fair value of plan assets at January 1,...........................  110         --        --         --
 Actual return on plan assets.....................................   11         --        --         --
 Plan amendments, change in benefits, and other (2)...............   --        110        --         --
 Plan participants' contributions.................................   --         --         2          2
 Employer contributions...........................................   10          2         1          2
 Benefits paid....................................................   (8)        (2)       (3)        (4)
                                                                     ----       ----      ----       ----
Fair value of plan assets at December 31,.........................  123        110        --         --
                                                                     ----       ----      ----       ----
 Over (under) funded status at December 31,....................... $(96)      $(77)     $(42)      $(37)
                                                                     ====       ====      ====       ====
Amounts recognized in the consolidated balance sheets consist of:
 Other liabilities................................................ $(96)      $(77)     $(42)      $(37)
                                                                     ====       ====      ====       ====
Accumulated other comprehensive (income) loss:
 Net actuarial (gains) losses..................................... $ 39       $ 17      $  5       $  2
 Prior service costs (credit).....................................   19         22        10         13
                                                                     ----       ----      ----       ----
   Accumulated other comprehensive (income) loss, before income
     tax.......................................................... $ 58       $ 39      $ 15       $ 15
                                                                     ----       ----      ====       ====
Accumulated Benefit Obligation.................................... $198       $169       N/A        N/A
                                                                     ====       ====

--------
(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $67 million and $55 million at December 31, 2012 and 2011, respectively.

(2)The assets and obligations are related to the AERP Plan.

               New England Life Insurance Company and Subsidiary

  Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows:

                                                    December 31,
                                                    ------------
                                                    2012    2011
                   -                                ----    ----
                                                    (In millions)
                   Projected benefit obligations... $219    $187
                   Accumulated benefit obligations. $198    $169
                   Fair value of plan assets....... $123    $110

  The projected benefit obligation exceeded assets for all pension plans at December 31, 2012 and 2011.

Net Periodic Benefit Costs

  Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial gains (losses) and amortization of any prior service cost (credit).

  The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

  Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

    . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

    . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

    . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

    . Amortization of Net Actuarial Gains (Losses) -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

    . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

               New England Life Insurance Company and Subsidiary

  The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                        Pension Benefits Other Postretirement Benefits
                                                        --------------   ----------------------------
                                                          Years Ended December 31,
                                                        -------------------------------------------
                                                        2012   2011 2010 2012      2011      2010
                                                        ----   ---- ---- ----      ----      ----
                                                                (In millions)
Net Periodic Benefit Costs:
 Service costs......................................... $ 5    $ 1  $ 1  $ 3       $ 1       $ 1
 Interest costs........................................   9      3    3    2         2         2
 Expected return on plan assets........................  (7)    --   --   --        --        --
 Amortization of net actuarial (gains) losses..........   2      1   --   --        --        --
 Amortization of prior service costs (credit)..........   2     --   --    2         3         2
                                                        ---    ---  ---  ---       ---       ---
   Total net periodic benefit costs (credit)...........  11      5    4    7         6         5
                                                        ---    ---  ---  ---       ---       ---
Other Changes in Plan Assets and Benefit
  Obligations Recognized in Other
  Comprehensive Income (Loss):
 Net actuarial (gains) losses..........................  23      8    2    2        (1)        5
 Prior service costs (credit) (1)......................  --     21   --   --        --        --
 Amortization of net actuarial gains (losses)..........  (2)    (1)  --   --        --        --
 Amortization of prior service (costs) credit..........  (2)    --   --   (2)       (3)       (2)
                                                        ---    ---  ---  ---       ---       ---
   Total recognized in other comprehensive
     income (loss).....................................  19     28    2   --        (4)        3
                                                        ---    ---  ---  ---       ---       ---
     Total recognized in net periodic benefit costs
       and other comprehensive income (loss)........... $30    $33  $ 6  $ 7       $ 2       $ 8
                                                        ===    ===  ===  ===       ===       ===

--------

(1)Prior service cost related to the AERP Plan.

  For the year ended December 31, 2012, included within OCI were other changes in plan assets and benefit obligations associated with pension benefits of $19 million and other postretirement benefits of $0 for an aggregate reduction in OCI of $19 million before income tax and $13 million, net of income tax.

  The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $2 million and $2 million, and less than $1 million and $3 million, respectively.

  The Medicare Modernization Act of 2003 created various subsidies for sponsors of retiree drug programs. Two common ways of providing subsidies were the Retiree Drug Subsidy ("RDS") and Medicare Part D Prescription Drug Plans ("PDP"). From 2006 through 2010, the Company applied for and received the RDS each year. The RDS program provides the subsidy through cash payments made by Medicare to the Company, resulting in smaller net claims paid by the Company. The resulting reduction in the accumulated postretirement benefit obligation was $0 for the year ended December 31, 2010. As of January 1, 2011, as a result of changes made under the Patient Protection and Affordable Care Act of 2010, the Company no longer applies for the RDS. Instead it has joined PDP and will indirectly receive Medicare subsidies in the form of smaller gross benefit payments for prescription drug coverage.

  The Company did not receive subsidies for the year ended December 31, 2012. The Company received subsidies of less than $1 million for each of the years ended December 31, 2011 and 2010.

               New England Life Insurance Company and Subsidiary

  Assumptions

  Assumptions used in determining benefit obligations were as follows:

                                                              Other Postretirement
                                         Pension Benefits      Benefits
                                      ----------------------- --------------------
                                                 December 31,
                                      --------------------------------------------
                                         2012        2011     2012       2011
                                      ----------- -----------   -----      -----
      Weighted average discount rate.    4.20%       4.95%    4.20%      4.95%
      Rate of compensation increase.. 4.50%-5.00% 4.50%-5.00%  N/A        N/A

Assumptions used in determining net periodic benefit costs were as follows:

                                             Pension Benefits     Other Postretirement Benefits
                                          ----------------------- -----------------------------
                                                        December 31,
                                          -----------------------------------------------------
                                             2012     2011  2010  2012      2011      2010
                                          ----------- ----- -----   -----     -----     -----
Weighted average discount rate...........    4.95%    5.80% 6.25% 4.95%     5.80%     6.25%
Weighted average expected rate of return
  on plan assets.........................    6.25%    6.25%  N/A   N/A       N/A       N/A
Rate of compensation increase............ 4.50%-5.00% 5.00% 5.00%  N/A       N/A       N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2013 is currently anticipated to be 5.75% for pension benefits.

  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                             December 31,
                                -----------------------------------------------------------------------
                                               2012                                2011
                                ----------------------------------- -----------------------------------
                                7.8% in 2013, gradually decreasing  7.3% in 2012, gradually decreasing
Pre-and Post-Medicare eligible  each year until 2099 reaching the   each year until 2083 reaching the
  claims....................... ultimate rate of 4.4%.              ultimate rate of 4.3%.

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components by less than $1 million and increase the accumulated postretirement benefit obligation by $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components by less than $1 million and decrease the accumulated postretirement benefit obligation by $1 million.

               New England Life Insurance Company and Subsidiary

  Plan Assets

  The pension plan assets are categorized into a three-level fair value hierarchy, as defined in Note 7, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

  Level 1This category includes investments in fixed maturity securities and equity securities which have unadjusted quoted market prices in active markets for identical assets and liabilities.

  Level 2This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

         Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

         Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

  Level 3This category includes separate accounts that are invested in fixed maturity securities that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

  The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

  The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

               New England Life Insurance Company and Subsidiary

  The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

  Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

               New England Life Insurance Company and Subsidiary

  The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2012 for the Invested Plans:

                                                   Pension
                                              ------------------------
                                                     Actual Allocation
                                                     -----------------
                                              Target 2012     2011
                                              ------ -----    -----
               Asset Class:
               Fixed maturity securities (1).    75%  85 %     81 %
               Equity securities (2).........    12%  15 %     18 %
               Alternative securities (3)....    13%  -- %      1 %
                                                     -----    -----
                Total assets.................        100 %    100 %
                                                     =====    =====

--------

(1)Fixed maturity securities include collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals and U.S. government bonds. Certain prior year amounts have been reclassified from alternative securities into fixed maturity securities to conform to the current year presentation.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include other investments.

  The pension plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                 December 31, 2012
                                         ------------------------------------
                                         Fair Value Measurements at
                                          Reporting Date Using
                                         --------------------------
                                                                      Total
                                                                    Estimated
                                                                      Fair
                                         Level 1  Level 2  Level 3    Value
                                         -------  -------  -------  ---------
                                                   (In millions)
     Assets:
     Fixed maturity securities:
      Corporate.........................     $--      $33      $ 1       $ 34
      U.S. government bonds.............      26        7       --         33
      Foreign bonds.....................      --       13       --         13
      Federal agencies..................      --       10       --         10
      Municipals........................      --        3       --          3
      Other (1).........................      --       11       --         11
                                         -------  -------  -------  ---------
        Total fixed maturity securities.      26       77        1        104
                                         -------  -------  -------  ---------
     Equity securities:
      Common stock - domestic...........      19       --       --         19
                                         -------  -------  -------  ---------
     Other receivables..................      --       --       --         --
                                         -------  -------  -------  ---------
         Total assets...................     $45      $77      $ 1       $123
                                         =======  =======  =======  =========

               New England Life Insurance Company and Subsidiary

                                                 December 31, 2011
                                         ------------------------------------
                                         Fair Value Measurements at
                                          Reporting Date Using
                                         --------------------------
                                                                      Total
                                                                    Estimated
                                                                      Fair
                                         Level 1  Level 2  Level 3    Value
                                         -------  -------  -------  ---------
                                                   (In millions)
     Assets:
     Fixed maturity securities:
      Corporate.........................     $--      $30      $ 1       $ 31
      U.S. government bonds.............      30        8       --         38
      Foreign bonds.....................      --        4       --          4
      Federal agencies..................      --        7       --          7
      Municipals........................      --        3       --          3
      Other (1).........................      --        7       --          7
                                         -------  -------  -------  ---------
        Total fixed maturity securities.      30       59        1         90
                                         -------  -------  -------  ---------
     Equity securities:
      Common stock - domestic...........      19       --       --         19
                                         -------  -------  -------  ---------
     Other receivables..................      --        1       --          1
                                         -------  -------  -------  ---------
         Total assets...................     $49      $60      $ 1       $110
                                         =======  =======  =======  =========

--------

(1)Other primarily includes mortgage-backed securities and collateralized mortgage obligations. The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

  A rollforward of all pension plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                             Fair Value Measurements Using
                                                       Significant Unobservable Inputs (Level 3)
                                                  ---------------------------------------------------
                                                               Years Ended December 31,
                                                  ---------------------------------------------------
                                                            2012                      2011
                                                  ------------------------- -------------------------
                                                  Fixed Maturity Securities Fixed Maturity Securities
                                                  ------------------------- -------------------------
                                                          Corporate                 Corporate
                                                         Securities                Securities
                                                  ------------------------- -------------------------
                                                                     (In millions)
Balance, January 1,..............................                       $ 1                       $--
Realized gains (losses)..........................                        --                        --
Unrealized gains (losses)........................                        --                        --
Purchases, sales, issuances and settlements, net.                        --                        --
Transfers into and/or out of Level 3.............                        --                         1
                                                  ------------------------- -------------------------
Balance, December 31,............................                       $ 1                       $ 1
                                                  ========================= =========================

Expected Future Contributions and Benefit Payments

  It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2013. The

               New England Life Insurance Company and Subsidiary

Company expects to make discretionary contributions to the AERP qualified pension plan of $8 million in 2013. For information on employer contributions, see "-- Obligations and Funded Status."

  Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $2 million to fund the benefit payments in 2013.

  Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $2 million towards benefit obligations in 2013 to pay postretirement medical claims.

  As noted previously, the Company no longer expects to receive the RDS under the Medicare Modernization Act of 2003 to partially offset payment of such benefits. Instead, the gross benefit payments that will be made under the PDP will already reflect subsidies.

  Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                               Other
                                  Pension  Postretirement
                                  Benefits    Benefits
                                  -------- --------------
                                       (In millions)
                       2013......      $ 7            $ 3
                       2014......      $ 8            $ 3
                       2015......      $ 9            $ 3
                       2016......      $ 9            $ 3
                       2017......      $ 9            $ 3
                       2018-2022.      $54            $13

  Additional Information

  As previously discussed, most of the assets of the pension plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of income were less than $1 million for both years ended December 31, 2012 and 2011, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $11 million and $3 million for the years ended December 31, 2012 and 2011, respectively. At December 31, 2011, the Company transitioned its accounting for the AERP from a multiemployer to a single employer plan. See also "-- Pension and Other Postretirement Benefit Plans." The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended
December 31, 2012, 2011 and 2010.

               New England Life Insurance Company and Subsidiary

11. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                        2012     2011    2010
                                                        ----     ----    ----
                                                        (In millions)
         Current:
          Federal......................................  $41      $25     $15
         Deferred:
          Federal......................................   33       21      19
                                                        ----     ----    ----
            Provision for income tax expense (benefit).  $74      $46     $34
                                                        ====     ====    ====

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                         Years Ended December 31,
                                                         -----------------------
                                                         2012     2011    2010
                                                         ----     ----    ----
                                                           (In millions)
      Tax provision at U.S. statutory rate.............. $ 75     $ 55    $ 40
      Tax effect of:
         Tax-exempt investment income...................  (12)     (12)    (11)
         Prior year tax.................................   12        5       6
         State and local income tax.....................   --        2      (2)
         Tax credits....................................   (1)      (2)     (1)
         Change in valuation allowance..................   --       (2)      2
                                                         ----     ----    ----
           Provision for income tax expense (benefit)... $ 74     $ 46    $ 34
                                                         ====     ====    ====

               New England Life Insurance Company and Subsidiary

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                        ------------
                                                         2012   2011
                                                        -----  -----
                                                        (In millions)
          Deferred income tax assets:
           Policyholder liabilities and receivables.... $  60  $ 114
           Employee benefits...........................    21     24
           Deferred intercompany losses................    10     10
           Investments, including derivatives..........     1     --
           Tax credit carryforwards....................    --      2
           Litigation-related and government mandated..     1      1
           Other.......................................     1      2
                                                        -----  -----
             Total gross deferred income tax assets....    94    153
           Less: Valuation allowance...................    10     10
                                                        -----  -----
             Total net deferred income tax assets......    84    143
                                                        -----  -----
          Deferred income tax liabilities:
           DAC.........................................   195    227
           Net unrealized investment gains.............    56     46
                                                        -----  -----
             Total deferred income tax liabilities.....   251    273
                                                        -----  -----
             Net deferred income tax asset (liability). $(167) $(130)
                                                        =====  =====

  The Company has no tax credit carryforwards.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating as well as a deferred intercompany loss from the sale of Exeter to MetLife prior to 2003. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2012, the Company recorded a decrease of less than $1 million, related to certain state net operating loss carryforwards.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $3 million, $16 million, and $19 million for 2012, 2011 and 2010, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local income tax examinations in major taxing jurisdictions for years prior to 2003. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2013.

               New England Life Insurance Company and Subsidiary

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                          2012     2011    2010
                                                                          ----     ----    ----
                                                                          (In millions)
Balance at January 1,....................................................  $ 7      $--     $--
Additions for tax positions of prior years...............................   11        7      --
                                                                          ----     ----    ----
Balance at December 31,..................................................  $18      $ 7     $--
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $18      $ 7     $--
                                                                          ====     ====    ====

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                   Years Ended December 31,
                                                                   ------------------------
                                                                   2012     2011    2010
                                                                   ----     ----    ----
                                                                   (In millions)
  Interest recognized in the consolidated statements of income....  $--       $1     $--

                                                                            December 31,
                                                                            ---------------
                                                                            2012    2011
                                                                            ----    ----
                                                                            (In millions)
  Interest included in other liabilities in the consolidated balance sheets   $1     $ 1

  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $10 million and $13 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of $1 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return.

               New England Life Insurance Company and Subsidiary

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

  Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of December 31, 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On November 21, 2012, the West Virginia Treasurer filed an action against the Company in West Virginia state court, alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practice Claims

  The Company and certain of its affiliates have has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable produces or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

  The Company conducted an internal investigation of an agency in Los Angeles, CA concerning the referral of clients to an entity which the SEC has put into receivership for allegedly defrauding investors. Three of the Company's former representatives may have encouraged customers to invest in this entity. Restitution has been made to certain customers. The Company has been named in three related lawsuits currently pending in California state court.

  Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the

               New England Life Insurance Company and Subsidiary

Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At December 31, 2012 and 2011, the Company maintained a liability of $2 million and $3 million, respectively. The related assets for premium tax offsets were $1 million at both December 31, 2012 and 2011, for undiscounted future assessments with respect to impaired, insolvent or failed insurers. The Company maintained at both December 31, 2012 and 2011, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

Commitments

  Leases

  The Company, as lessee, has entered into various lease agreements for office space, data processing and other equipment. Future minimum gross rental payments relating to these lease agreements are as follows:

                                           Gross
                                          Rental
                                         Payments
                                       -------------
                                       (In millions)
                           2013.......      $16
                           2014.......      $12
                           2015.......      $10
                           2016.......      $ 8
                           2017.......      $ 6
                           Thereafter.      $14

               New England Life Insurance Company and Subsidiary

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $3 million and $4 million at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Commitments to Fund Private Corporate Bond Investments

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $5 million and $6 million at December 31, 2012 and 2011, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is $45 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2012 and 2011.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $60 million, $64 million and $72 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $25 million for each of the years ended December 31, 2012, 2011 and 2010. Revenues received from affiliates related to these agreements, recorded in other revenues, were $96 million, $11 million and $10 million for the years ended December 31, 2012, 2011 and 2010, respectively.

               New England Life Insurance Company and Subsidiary

  The Company also entered into agreements to sell insurance products on behalf of certain affiliates. Expenses incurred by the Company related to these agreements, included in other expenses, were $207 million, $189 million and $180 million for the years ended December 31, 2012, 2011 and 2010, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net receivables from affiliates of $34 million and $6 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 4.

  See Note 5 for additional related party transactions.

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2012, through April 19, 2013, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated financial statements of Metropolitan Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the three years in the period ended
December 31, 2012, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and its subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1, the Company changed its method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012. In addition, as discussed in Note 2, the Company reorganized its segments in 2012. Our opinion is not modified with respect to these matters.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
April 2, 2013

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 20110

                (In millions, except share and per share data)

                                                                                                     2012         2011
                                                                                                 ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $164,757 and $154,376, respectively; includes $170 and $0, respectively, relating to
   variable interest entities).................................................................. $    183,676 $    168,178
 Equity securities available-for-sale, at estimated fair value (cost: $1,541 and $1,379,
   respectively)................................................................................        1,499        1,278
 Trading and fair value option securities, at estimated fair value (includes $659 and $473, respectively, of actively traded securities; and $41 and $117, respectively, relating to
   variable interest entities)..................................................................          752          697
 Mortgage loans (net of valuation allowances of $304 and $393, respectively)....................       44,657       43,880
 Policy loans...................................................................................        8,364        8,314
 Real estate and real estate joint ventures (includes $10 and $15, respectively, relating to
   variable interest entities)..................................................................        6,837        5,891
 Other limited partnership interests (includes $165 and $152, respectively, relating to
   variable interest entities)..................................................................        4,508        4,334
 Short-term investments, principally at estimated fair value....................................        6,881        6,140
 Other invested assets, principally at estimated fair value (includes $81 and $98,
   respectively, relating to variable interest entities)........................................       12,479       12,478
                                                                                                 ------------ ------------
   Total investments............................................................................      269,653      251,190
Cash and cash equivalents, principally at estimated fair value (includes $31 and $70,
 respectively, relating to variable interest entities)..........................................        1,401        2,089
Accrued investment income (includes $2 and $1, respectively, relating to variable interest
 entities)......................................................................................        2,242        2,219
Premiums, reinsurance and other receivables (includes $4 and $10, respectively, relating to
 variable interest entities)....................................................................       24,721       27,981
Deferred policy acquisition costs and value of business acquired................................        5,832        6,341
Other assets (includes $4 and $4, respectively, relating to variable interest entities).........        4,444        4,233
Separate account assets.........................................................................      120,971      106,678
                                                                                                 ------------ ------------
   Total assets................................................................................. $    429,264 $    400,731
                                                                                                 ============ ============
Liabilities and Equity
Liabilities
Future policy benefits.......................................................................... $    113,986 $    109,333
Policyholder account balances...................................................................       94,716       88,856
Other policy-related balances...................................................................        5,663        5,876
Policyholder dividends payable..................................................................          610          659
Policyholder dividend obligation................................................................        3,828        2,919
Payables for collateral under securities loaned and other transactions..........................       22,461       20,280
Short-term debt.................................................................................          100          101
Long-term debt (includes $124 and $116, respectively, at estimated fair value, relating to
 variable interest entities)....................................................................        2,345        2,248
Current income tax payable......................................................................          161          123
Deferred income tax liability (includes $2 and $0, respectively, at estimated fair value,
 relating to variable interest entities)........................................................        3,036        2,324
Other liabilities (includes $22 and $42, respectively, relating to variable interest entities)..       33,941       36,614
Separate account liabilities....................................................................      120,971      106,678
                                                                                                 ------------ ------------
   Total liabilities............................................................................      401,818      376,011
                                                                                                 ------------ ------------
Contingencies, Commitments and Guarantees (Note 17)
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares
   issued and outstanding at December 31, 2012 and 2011.........................................            5            5
 Additional paid-in capital.....................................................................       14,510       14,506
 Retained earnings..............................................................................        8,631        6,973
 Accumulated other comprehensive income (loss)..................................................        4,008        3,054
                                                                                                 ------------ ------------
   Total Metropolitan Life Insurance Company stockholder's equity...............................       27,154       24,538
Noncontrolling interests........................................................................          292          182
                                                                                                 ------------ ------------
   Total equity.................................................................................       27,446       24,720
                                                                                                 ------------ ------------
   Total liabilities and equity................................................................. $    429,264 $    400,731
                                                                                                 ============ ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                         2012       2011       2010
                                                                      ---------- ---------- ----------
Revenues
Premiums............................................................. $   19,880 $   18,288 $   18,519
Universal life and investment-type product policy fees...............      2,239      2,202      2,075
Net investment income................................................     11,852     11,615     11,581
Other revenues.......................................................      1,730      1,808      1,725
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......      (214)      (244)      (510)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................         22         17        150
 Other net investment gains (losses).................................      (138)        359        190
                                                                      ---------- ---------- ----------
   Total net investment gains (losses)...............................      (330)        132      (170)
 Net derivative gains (losses).......................................        675      1,578      (266)
                                                                      ---------- ---------- ----------
     Total revenues..................................................     36,046     35,623     33,464
                                                                      ---------- ---------- ----------
Expenses
Policyholder benefits and claims.....................................     22,269     20,681     20,707
Interest credited to policyholder account balances...................      2,390      2,372      2,523
Policyholder dividends...............................................      1,295      1,355      1,443
Other expenses.......................................................      6,394      6,471      6,282
                                                                      ---------- ---------- ----------
     Total expenses..................................................     32,348     30,879     30,955
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations before provision for income
  tax................................................................      3,698      4,744      2,509
Provision for income tax expense (benefit)...........................      1,055      1,460        769
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax..........      2,643      3,284      1,740
Income (loss) from discontinued operations, net of income tax........         40         61         31
                                                                      ---------- ---------- ----------
 Net income (loss)...................................................      2,683      3,345      1,771
Less: Net income (loss) attributable to noncontrolling interests.....          2        (8)        (3)
                                                                      ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $    2,681 $    3,353 $    1,774
                                                                      ========== ========== ==========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012       2011       2010
                                                                    ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company.......................................................... $    2,681 $    3,353 $    1,774
Net income (loss) attributable to noncontrolling interests.........          2        (8)        (3)
                                                                    ---------- ---------- ----------
Net income (loss)..................................................      2,683      3,345      1,771
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......      2,502      2,567      4,470
 Unrealized gains (losses) on derivatives..........................      (241)      1,203        182
 Foreign currency translation adjustments..........................       (30)          6       (29)
 Defined benefit plans adjustment..................................      (766)      (671)        161
                                                                    ---------- ---------- ----------
 Other comprehensive income (loss), before income tax..............      1,465      3,105      4,784
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................      (511)    (1,074)    (1,676)
                                                                    ---------- ---------- ----------
 Other comprehensive income (loss), net of income tax..............        954      2,031      3,108
                                                                    ---------- ---------- ----------
Comprehensive income (loss)........................................      3,637      5,376      4,879
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax......................................          2        (8)          3
                                                                    ---------- ---------- ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company, excluding cumulative effect of change in
  accounting principle.............................................      3,635      5,384      4,876
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --         --         10
                                                                    ---------- ---------- ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company................................................ $    3,635 $    5,384 $    4,886
                                                                    ========== ========== ==========





       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
                     For the Year Ended December 31, 2012

                                 (In millions)




                                                      Additional
                                             Common    Paid-in    Retained
                                             Stock     Capital   Earnings
                                            -------  ----------- ----------
Balance at December 31, 2011............... $      5 $    14,506 $    6,973
Capital contributions from MetLife, Inc.
 (Note 13).................................                    3
Excess tax benefits related to stock-based
 compensation..............................                    1
Dividends on common stock..................                         (1,023)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                           2,681
Other comprehensive income (loss), net
 of income tax.............................
                                            -------- ----------- ----------
Balance at December 31, 2012............... $      5 $    14,510 $    8,631
                                            ======== =========== ==========

                                                 Accumulated Other Comprehensive Income (Loss)
                                            --------------------------------------------------------
                                                  Net                      Foreign       Defined             Total
                                              Unrealized    Other-Than-    Currency      Benefit       Metropolitan Life
                                              Investment     Temporary   Translation      Plans        Insurance Company
                                             Gains (Losses)  Impairments  Adjustments   Adjustment    Stockholder's Equity
                                            --------------- ------------ ------------ -------------- ---------------------
Balance at December 31, 2011...............  $      5,185   $      (317)   $    37    $      (1,851)     $      24,538
Capital contributions from MetLife, Inc.
 (Note 13).................................                                                                          3
Excess tax benefits related to stock-based
 compensation..............................                                                                          1
Dividends on common stock..................                                                                    (1,023)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                                                                      2,681
Other comprehensive income (loss), net
 of income tax.............................         1,312            159      (19)             (498)               954
                                            --------------- ------------ ------------ -------------- ---------------------
Balance at December 31, 2012...............  $      6,497   $      (158)   $    18    $      (2,349)     $      27,154
                                            =============== ============ ============ ============== =====================




                                             Noncontrolling   Total
                                               Interests       Equity
                                            --------------- -----------
Balance at December 31, 2011...............   $      182    $    24,720
Capital contributions from MetLife, Inc.
 (Note 13).................................                           3
Excess tax benefits related to stock-based
 compensation..............................                           1
Dividends on common stock..................                     (1,023)
Change in equity of noncontrolling
 interests.................................          108            108
Net income (loss)..........................            2          2,683
Other comprehensive income (loss), net
 of income tax.............................                         954
                                            --------------- -----------
Balance at December 31, 2012...............   $      292    $    27,446
                                            =============== ===========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2011

                                 (In millions)





                                        Common      Additional    Retained
                                        Stock    Paid-in Capital Earnings
                                       -------   --------------- ---------
Balance at December 31, 2010......... $        5  $      14,445  $  4,941
Capital contributions from MetLife,
 Inc. (Note 13)......................                        50
Excess tax benefits related to stock-
 based compensation..................                        11
Dividends on common stock............                             (1,321)
Change in equity of noncontrolling
 interests...........................
Net income (loss)....................                               3,353
Other comprehensive income (loss),
 net of income tax...................
                                      ---------- --------------- ---------
Balance at December 31, 2011......... $        5  $      14,506  $  6,973
                                      ========== =============== =========

                                            Accumulated Other Comprehensive Income (Loss)
                                      ----------------------------------------------------------
                                            Net                      Foreign        Defined              Total
                                        Unrealized    Other-Than-    Currency       Benefit        Metropolitan Life
                                        Investment     Temporary   Translation       Plans         Insurance Company
                                       Gains (Losses)  Impairments  Adjustments    Adjustment     Stockholder's Equity
                                      --------------- ------------ ------------ ---------------- ---------------------
Balance at December 31, 2010.........  $      2,672   $      (254)  $      34   $        (1,429)    $        20,414
Capital contributions from MetLife,
 Inc. (Note 13)......................                                                                            50
Excess tax benefits related to stock-
 based compensation..................                                                                            11
Dividends on common stock............                                                                       (1,321)
Change in equity of noncontrolling
 interests...........................
Net income (loss)....................                                                                         3,353
Other comprehensive income (loss),
 net of income tax...................         2,513           (63)          3              (422)              2,031
                                      --------------- ------------ ------------ ---------------- ---------------------
Balance at December 31, 2011.........  $      5,185   $      (317)  $      37    $       (1,851)    $        24,538
                                      =============== ============ ============ ================ =====================




                                       Noncontrolling   Total
                                         Interests       Equity
                                      --------------- -----------
Balance at December 31, 2010.........  $        148   $    20,562
Capital contributions from MetLife,
 Inc. (Note 13)......................                          50
Excess tax benefits related to stock-
 based compensation..................                          11
Dividends on common stock............                     (1,321)
Change in equity of noncontrolling
 interests...........................            42            42
Net income (loss)....................           (8)         3,345
Other comprehensive income (loss),
 net of income tax...................                       2,031
                                      --------------- -----------
Balance at December 31, 2011.........  $        182   $    24,720
                                      =============== ===========





       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2010

                                 (In millions)




                                                      Additional
                                             Common    Paid-in    Retained
                                             Stock     Capital   Earnings
                                            -------  ----------- ----------
Balance at December 31, 2009............... $      5 $    14,438 $    4,817
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                         (1,009)
                                            -------- ----------- ----------
Balance at January 1, 2010.................        5      14,438      3,808
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                            (10)
Capital contributions from MetLife, Inc.
 (Note 13).................................                    3
Excess tax benefits related to stock-based
 compensation..............................                    4
Dividends on common stock..................                           (631)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                           1,774
Other comprehensive income (loss), net of
 income tax................................
                                            -------- ----------- ----------
Balance at December 31, 2010............... $      5 $    14,445 $    4,941
                                            ======== =========== ==========

                                                Accumulated Other Comprehensive Income (Loss)
                                            ------------------------------------------------------
                                                  Net                      Foreign      Defined            Total
                                              Unrealized    Other-Than-    Currency     Benefit      Metropolitan Life
                                              Investment     Temporary   Translation     Plans       Insurance Company
                                             Gains (Losses)  Impairments  Adjustments  Adjustment   Stockholder's Equity
                                            --------------- ------------ ------------ ------------ ---------------------
Balance at December 31, 2009...............   $    (265)     $    (341)  $        51  $    (1,527)    $        17,178
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....          (6)                         (1)                          (1,016)
                                              ----------     ----------  -----------  ------------    ---------------
Balance at January 1, 2010.................        (271)          (341)           50       (1,527)             16,162
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....           10                                                           --
Capital contributions from MetLife, Inc.
 (Note 13).................................                                                                         3
Excess tax benefits related to stock-based
 compensation..............................                                                                         4
Dividends on common stock..................                                                                     (631)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                                                                     1,774
Other comprehensive income (loss), net of
 income tax................................        2,933             87         (16)            98              3,102
                                            --------------- ------------ ------------ ------------ ---------------------
Balance at December 31, 2010...............   $    2,672     $    (254)  $        34  $    (1,429)    $        20,414
                                            =============== ============ ============ ============ =====================




                                             Noncontrolling  Total
                                               Interests      Equity
                                            --------------- ---------
Balance at December 31, 2009...............  $        291   $  17,469
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                   (1,016)
                                             ------------   ---------
Balance at January 1, 2010.................           291      16,453
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                        --
Capital contributions from MetLife, Inc.
 (Note 13).................................                         3
Excess tax benefits related to stock-based
 compensation..............................                         4
Dividends on common stock..................                     (631)
Change in equity of noncontrolling
 interests.................................         (146)       (146)
Net income (loss)..........................           (3)       1,771
Other comprehensive income (loss), net of
 income tax................................             6       3,108
                                            --------------- ---------
Balance at December 31, 2010...............  $        148   $  20,562
                                            =============== =========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                             2012        2011       2010
                                                                                          ----------- ---------- ----------
Cash flows from operating activities
Net income (loss)........................................................................ $     2,683 $    3,345 $    1,771
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Depreciation and amortization expenses.................................................         416        407        394
  Amortization of premiums and accretion of discounts associated with investments, net...       (698)      (683)      (709)
  (Gains) losses on investments and derivatives and from sales of businesses, net........       (188)    (1,735)        380
  (Income) loss from equity method investments, net of dividends or distributions........          42        269        116
  Interest credited to policyholder account balances.....................................       2,390      2,372      2,523
  Universal life and investment-type product policy fees.................................     (2,239)    (2,202)    (2,075)
  Change in trading and fair value option securities.....................................       (100)         20       (14)
  Change in accrued investment income....................................................          22         14      (117)
  Change in premiums, reinsurance and other receivables..................................       (422)      (208)      (377)
  Change in deferred policy acquisition costs and value of business acquired, net........         359        150        169
  Change in income tax...................................................................        (28)        527        727
  Change in other assets.................................................................         361        767        283
  Change in insurance-related liabilities and policy-related balances....................       1,915      2,587      2,469
  Change in other liabilities............................................................         170        726        684
  Other, net.............................................................................       (147)      (125)      (120)
                                                                                          ----------- ---------- ----------
Net cash provided by operating activities................................................       4,536      6,231      6,104
                                                                                          ----------- ---------- ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.............................................................      52,889     53,325     49,828
   Equity securities.....................................................................         245        816        520
   Mortgage loans........................................................................       8,668      8,152      4,853
   Real estate and real estate joint ventures............................................         721      1,058        241
   Other limited partnership interests...................................................         585        754        383
  Purchases of:
   Fixed maturity securities.............................................................    (62,136)   (54,038)   (57,961)
   Equity securities.....................................................................       (393)      (278)      (157)
   Mortgage loans........................................................................     (9,448)   (10,443)    (5,820)
   Real estate and real estate joint ventures............................................     (1,447)      (980)      (539)
   Other limited partnership interests...................................................       (660)      (658)      (614)
  Cash received in connection with freestanding derivatives..............................         634      1,011        712
  Cash paid in connection with freestanding derivatives..................................       (443)      (695)      (920)
  Issuances of loans to affiliates.......................................................          --      (525)         --
  Net change in policy loans.............................................................        (50)       (44)      (171)
  Net change in short-term investments...................................................       (567)    (3,816)        841
  Net change in other invested assets....................................................       (791)      (562)        149
  Net change in property, equipment and leasehold improvements...........................        (71)      (104)      (138)
  Other, net.............................................................................          --          7        (7)
                                                                                          ----------- ---------- ----------
Net cash used in investing activities.................................................... $  (12,264) $  (7,020) $  (8,800)
                                                                                          ----------- ---------- ----------



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                           2012        2011        2010
                                                                                        ----------- ----------- -----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................ $    61,647 $    55,586 $    44,481
   Withdrawals.........................................................................    (56,373)    (57,078)    (43,381)
  Net change in payables for collateral under securities loaned and other transactions.       2,181       3,266       2,352
  Net change in short-term debt........................................................         (1)         (1)       (217)
  Long-term debt issued................................................................          79         110         188
  Long-term debt repaid................................................................        (81)     (1,411)       (324)
  Dividends on common stock............................................................     (1,023)     (1,151)       (232)
  Capital contribution.................................................................          --          47          --
  Other, net...........................................................................         611          25        (33)
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) financing activities....................................       7,040       (607)       2,834
                                                                                        ----------- ----------- -----------
Change in cash and cash equivalents....................................................       (688)     (1,396)         138
Cash and cash equivalents, beginning of year...........................................       2,089       3,485       3,347
                                                                                        ----------- ----------- -----------
Cash and cash equivalents, end of year................................................. $     1,401 $     2,089 $     3,485
                                                                                        =========== =========== ===========
Supplemental disclosures of cash flow information:
  Net cash paid for:
   Interest............................................................................ $       151 $       196 $       217
                                                                                        =========== =========== ===========
   Income tax.......................................................................... $       842 $       701 $       183
                                                                                        =========== =========== ===========
  Non-cash transactions:
   Purchase money mortgage loans on sales of real estate joint ventures................ $        -- $        -- $         2
                                                                                        =========== =========== ===========
   Capital contributions from MetLife, Inc............................................. $         3 $         3 $         3
                                                                                        =========== =========== ===========
   Dividends to MetLife, Inc........................................................... $        -- $       170 $       399
                                                                                        =========== =========== ===========
   Real estate and real estate joint ventures acquired in satisfaction of debt......... $       264 $       151 $        58
                                                                                        =========== =========== ===========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities and employee benefit programs throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. See Note 2 for information on the reorganization of the Company's segments during 2012, which were retrospectively applied.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

Consolidation

  The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            6
--------------------------------------------------------------------------------------------------------
Investments                                                                                            8
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            9
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                            10
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                              11
--------------------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                                15
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            16
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              17
--------------------------------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

  Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIB that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

  The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Non-participating and               Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Non-participating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

recognized immediately as a loss and are reported in the appropriate line item within the consolidated statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the consolidated balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments for which the fair value option ("FVO") has been elected ("FVO Securities") and investments that are actively purchased and sold ("Actively Traded Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    FVO Securities include:

    . fixed maturity and equity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
    . securities held by consolidated securitization entities ("CSEs") (former qualifying special purpose entities), with changes in estimated fair value subsequent to consolidation included in net investment gains (losses).

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.
    . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
                                         .  All derivatives held in relation
                                            to trading portfolios
-------------------------------------------------------------------------------

  Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

Goodwill

  Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

Employee Benefit Plans

  The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  The Company recognizes the funded status of the projected pension benefit obligation ("PBO") for pension benefits and the accumulated pension benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains or losses, prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

  The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the consolidated balance sheets.

Income Tax

  Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated
U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Metropolitan Life Insurance Company and its includable subsidiaries participate in a tax sharing agreement with MetLife, Inc.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

Other Accounting Policies

  Stock-Based Compensation

  Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

  MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. The cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.7 billion at both December 31, 2012 and 2011. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $1.0 billion and $999 million at December 31, 2012 and 2011, respectively. Related depreciation and amortization expense was $121 million, $118 million and $111 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $902 million and $1.6 billion at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $611 million and $1.2 billion at December 31, 2012 and 2011, respectively. Related amortization expense was $143 million, $145 million and $132 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

  Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheet:

                                                           As Previously Reported     Adjustment          As Adjusted
                                                         ------------------------ ------------------- -------------------
                                                            December 31, 2011       December 31, 2011   December 31, 2011
                                                         ------------------------ ------------------- -------------------
                                                                                  (In millions)
Assets
  Other invested assets, principally at estimated fair
   value................................................   $             12,505   $              (27) $           12,478
  Deferred policy acquisition costs and value of
   business acquired (1)................................   $              7,779   $           (1,438) $            6,341
Liabilities
  Deferred income tax liability.........................   $              2,827   $             (503) $            2,324
Equity
  Retained earnings.....................................   $              8,077   $           (1,104) $            6,973
  Accumulated other comprehensive income (loss).........   $              2,912   $               142 $            3,054
  Total Metropolitan Life Insurance Company
   stockholder's equity.................................                 25,500                 (962)             24,538
  Total equity..........................................   $             25,682   $             (962) $           24,720

--------

(1)VOBA was not impacted by the adoption of this guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of operations:

                                        As Previously Reported        Adjustment              As Adjusted
                                      --------------------------- ------------------------ ------------------------
                                       Years Ended December 31,   Years Ended December 31, Years Ended December 31,
                                      --------------------------- ------------------------ ------------------------
                                            2011          2010       2011        2010          2011         2010
                                      ------------- -------------  ----------    -------   --------     --------
                                                               (In millions)
Revenues
  Net investment income.............. $  11,621 (1) $  11,586 (1) $      (6)    $   (5)    $11,615      $11,581
Expenses
  Other expenses..................... $       6,414 $       6,259 $       57    $    23    $ 6,471      $ 6,282
  Income (loss) from continuing
   operations before provision for
   income tax........................ $   4,807 (1) $   2,537 (1) $     (63)    $  (28)    $ 4,744      $ 2,509
  Provision for income tax expense
   (benefit)......................... $   1,479 (1) $     776 (1) $     (19)    $   (7)    $ 1,460      $   769
  Income (loss) from continuing
   operations, net of income tax..... $   3,328 (1) $   1,761 (1) $     (44)    $  (21)    $ 3,284      $ 1,740
  Net income (loss).................. $       3,389 $       1,792 $     (44)    $  (21)    $ 3,345      $ 1,771
  Net income (loss) attributable to
   Metropolitan Life Insurance
   Company........................... $       3,397 $       1,795 $     (44)    $  (21)    $ 3,353      $ 1,774

--------

(1)Amounts in the table above differ from the amounts previously reported in the consolidated statements of operations and comprehensive income due to the inclusion of the impact of discontinued real estate operations of $4 million ($6 million net investment income, net of $2 million income tax) and $5 million ($7 million net investment income, net of $2 million income tax) for the years ended December 31, 2011 and 2010, respectively.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                  As Previously Reported          Adjustment               As Adjusted
                                                -------------------------- ------------------------ --------------------------
                                                 Years Ended December 31,  Years Ended December 31,  Years Ended December 31,
                                                -------------------------- ------------------------ --------------------------
                                                    2011          2010         2011        2010         2011          2010
                                                ------------- ------------ ------------ ----------- ------------- ------------
                                                                                (In millions)
Cash flows from operating activities
  Net income (loss)............................ $       3,389 $      1,792 $       (44) $      (21) $       3,345 $      1,771
  Change in deferred policy acquisition costs
   and value of business acquired, net......... $          94 $        147 $         56 $        22 $         150 $        169
  Change in income tax......................... $         547 $        735 $       (20) $       (8) $         527 $        727
Cash flows from investing activities
  Net change in other invested assets.......... $       (570) $        142 $          8 $         7 $       (562) $        149

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 10.

  Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. As a result of the adoption of this guidance, the Company elected FVO for certain structured securities that were previously accounted for as fixed maturity securities. Upon adoption, the Company reclassified $50 million of securities from fixed maturity securities to trading and FVO securities. These securities had cumulative unrealized losses of $10 million, net of income tax, which was recognized as a cumulative effect adjustment to decrease retained earnings with a corresponding increase to AOCI as of July 1, 2010.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as equity security collateralized debt obligations. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $278 million of securities classified as trading and FVO securities and $232 million of

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

long-term debt based on estimated fair values at January 1, 2010 and de-recognized less than $1 million in equity securities. The consolidation also resulted in an increase in retained earnings of $30 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $15 million of net investment income on the consolidated assets, $15 million of interest expense in other expenses on the related long-term debt, and ($30) million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters--Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition the amendments require an entity to disclose the nature and amount of the obligation as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  As announced in November 2011, MetLife, Inc. reorganized its business into three broad geographic regions. As a result, during 2012, the Company reorganized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other. Prior period results have been revised in connection with these changes.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities include a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two businesses: Group and Voluntary & Worksite. Group insurance products and services include variable life, universal life and term life products. Group insurance products and services also include dental, group short- and long-term disability and accidental death & dismemberment coverages. The Voluntary & Worksite business includes LTC, prepaid legal plans and critical illness products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, enterprise-wide strategic initiative restructuring charges, various start-up and certain run-off entities, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) includes income from discontinued real estate operations, and
       (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets,
       (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary, Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2012                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,997 $  13,274  $    2,608 $       1 $   19,880  $     --    $  19,880
Universal life and investment-type product
 policy fees...............................      1,332       663         194        --      2,189        50        2,239
Net investment income......................      5,384     1,680       4,519       554     12,137     (285)       11,852
Other revenues.............................        265       398         252       815      1,730        --        1,730
Net investment gains (losses)..............         --        --          --        --         --     (330)        (330)
Net derivative gains (losses)..............         --        --          --        --         --       675          675
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
  Total revenues...........................     10,978    16,015       7,573     1,370     35,936       110       36,046
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,294    12,580       4,552       (1)     23,425       139       23,564
Interest credited to policyholder account
 balances..................................      1,002       167       1,192        --      2,361        29        2,390
Capitalization of DAC......................      (584)      (24)        (24)        --      (632)        --        (632)
Amortization of DAC and VOBA...............        656        29          12         2        699       292          991
Interest expense on debt...................          5         1           9       133        148         4          152
Other expenses.............................      2,341     1,901         438     1,196      5,876         7        5,883
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
  Total expenses...........................      9,714    14,654       6,179     1,330     31,877       471       32,348
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
Provision for income tax expense (benefit).        442       477         488     (236)      1,171     (116)        1,055
                                            ---------- ---------  ---------- --------- ----------              ---------
Operating earnings......................... $      822 $     884  $      906 $     276      2,888
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                                   110
  Total expenses...........................                                                 (471)
  Provision for income tax (expense)
   benefit.................................                                                   116
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,643              $   2,643
                                                                                       ==========              =========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2012                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  171,050 $  41,362  $  183,856 $  32,996 $  429,264
Separate account assets.................... $   50,572 $     532  $   69,867 $      -- $  120,971
Separate account liabilities............... $   50,572 $     532  $   69,867 $      -- $  120,971

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                            Operating Earnings
                                            ---------------------------------------------------
                                                         Group,
                                                       Voluntary, Corporate
                                                       & Worksite  Benefit  Corporate                            Total
Year Ended December 31, 2011                  Retail    Benefits   Funding   & Other      Total   Adjustments Consolidated
------------------------------------------- ---------- ---------- --------- ---------   --------- ----------- ------------
                                                                           (In millions)
Revenues
Premiums................................... $    4,022 $  12,487  $   1,778 $      1    $  18,288  $      --   $  18,288
Universal life and investment-type product
 policy fees...............................      1,334       630        197       --        2,161         41       2,202
Net investment income......................      5,363     1,682      4,312      385       11,742      (127)      11,615
Other revenues.............................        226       374        242      966        1,808         --       1,808
Net investment gains (losses)..............         --        --         --       --           --        132         132
Net derivative gains (losses)..............         --        --         --       --           --      1,578       1,578
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
  Total revenues...........................     10,945    15,173      6,529    1,352       33,999      1,624      35,623
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,425    11,880      3,683        4       21,992         44      22,036
Interest credited to policyholder account
 balances..................................      1,000       178      1,140       --        2,318         54       2,372
Capitalization of DAC......................      (622)      (84)       (18)       --        (724)         --       (724)
Amortization of DAC and VOBA...............        681        95         14        1          791         84         875
Interest expense on debt...................          5        --          8      172          185          9         194
Other expenses.............................      2,564     1,837        472    1,247        6,120          6       6,126
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
  Total expenses...........................     10,053    13,906      5,299    1,424       30,682        197      30,879
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
Provision for income tax expense
 (benefit).................................        314       445        432    (229)          962        498       1,460
                                            ---------- ---------  --------- --------    ---------              ---------
Operating earnings......................... $      578 $     822  $     798 $    157        2,355
                                            ========== =========  ========= ========
Adjustments to:
  Total revenues...........................                                                 1,624
  Total expenses...........................                                                 (197)
  Provision for income tax (expense)
   benefit.................................                                                 (498)
                                                                                        ---------
Income (loss) from continuing operations,
 net of income tax.........................                                             $   3,284              $   3,284
                                                                                        =========              =========
                                                         Group,
                                                       Voluntary, Corporate
                                                       & Worksite  Benefit  Corporate
At December 31, 2011                          Retail    Benefits   Funding   & Other      Total
------------------------------------------- ---------- ---------- --------- ---------   ---------
                                                               (In millions)

Total assets............................... $  160,164 $  42,603  $ 164,244 $ 33,720    $ 400,731
Separate account assets.................... $   43,229 $     478  $  62,971 $     --    $ 106,678
Separate account liabilities............... $   43,229 $     478  $  62,971 $     --    $ 106,678

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                           Operating Earnings
                                            -------------------------------------------------
                                                       Group,
                                                     Voluntary, Corporate
                                                     & Worksite  Benefit  Corporate                          Total
Year Ended December 31, 2010                 Retail   Benefits   Funding   & Other    Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- --------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  4,125 $  12,691  $  1,702  $      1  $  18,519  $      --   $  18,519
Universal life and investment-type product
 policy fees...............................    1,228       616       196        --      2,040         35       2,075
Net investment income......................    5,675     1,617     4,156       141     11,589        (8)      11,581
Other revenues.............................      163       358       240       964      1,725         --       1,725
Net investment gains (losses)..............       --        --        --        --         --      (170)       (170)
Net derivative gains (losses)..............       --        --        --        --         --      (266)       (266)
                                            -------- ---------  --------  --------  ---------  ---------   ---------
  Total revenues...........................   11,191    15,282     6,294     1,106     33,873      (409)      33,464
                                            -------- ---------  --------  --------  ---------  ---------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,504    12,122     3,511      (18)     22,119         31      22,150
Interest credited to policyholder account
 balances..................................    1,026       192     1,252        --      2,470         53       2,523
Capitalization of DAC......................    (530)      (97)      (13)        --      (640)         --       (640)
Amortization of DAC and VOBA...............      593        96        15         1        705        104         809
Interest expense on debt...................        5        --         8       189        202         15         217
Other expenses.............................    2,411     1,843       459     1,181      5,894          2       5,896
                                            -------- ---------  --------  --------  ---------  ---------   ---------
  Total expenses...........................   10,009    14,156     5,232     1,353     30,750        205      30,955
                                            -------- ---------  --------  --------  ---------  ---------   ---------
Provision for income tax expense
 (benefit).................................      415       395       371     (208)        973      (204)         769
                                            -------- ---------  --------  --------  ---------              ---------
Operating earnings......................... $    767 $     731  $    691  $   (39)      2,150
                                            ======== =========  ========  ========
Adjustments to:
  Total revenues...........................                                             (409)
  Total expenses...........................                                             (205)
  Provision for income tax (expense)
   benefit.................................                                               204
                                                                                    ---------
Income (loss) from continuing
 operations, net of income tax.............                                         $   1,740              $   1,740
                                                                                    =========              =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2012      2011      2010
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance (1)............ $  17,224 $  16,209 $  16,204
          Accident and health insurance.     6,458     5,940     5,982
          Non-insurance.................       167       149       133
                                         --------- --------- ---------
           Total........................ $  23,849 $  22,298 $  22,319
                                         ========= ========= =========

--------

(1) Includes annuities and corporate benefit funding products.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from one external customer were $2.5 billion, $2.4 billion and $2.2 billion for the years ended December 31, 2012, 2011 and 2010, respectively, which represented 11%, 11% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011 and 2010. Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

3. Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                         Years ended December 31,
                                                                         -----------------------
                                                                          2012     2011    2010
                                                                         -------  ------- -------
                                                                              (In millions)
Total revenues.......................................................... $    62  $   105 $    37
Total expenses..........................................................      --       --      --
                                                                         -------  ------- -------
Income (loss) before provision for income tax...........................      62      105      37
Provision for income tax expense (benefit)..............................      22       37      12
                                                                         -------  ------- -------
Income (loss) from operations of discontinued operations, net of income
  tax...................................................................      40       68      25
Gain (loss) on disposal of operations, net of income tax................      --      (7)       6
                                                                         -------  ------- -------
Income (loss) from discontinued operations, net of income tax........... $    40  $    61 $    31
                                                                         =======  ======= =======

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                              -------------------------
                                                  2012         2011
                                              ------------ ------------
                                                    (In millions)
        Retail............................... $     92,322 $     92,352
        Group, Voluntary & Worksite Benefits.       28,517       27,480
        Corporate Benefit Funding............       93,051       83,752
        Corporate & Other....................          475          481
                                              ------------ ------------
         Total............................... $    214,365 $    204,065
                                              ============ ============

  See Note 2 for information on the reorganization of the Company's segments during 2012, which was retrospectively applied. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
-------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium
                             reserves for death and endowment
                             policy benefits (calculated based
                             upon the non-forfeiture interest
                             rate, ranging from 3% to 7%, and
                             mortality rates guaranteed in
                             calculating the cash surrender values
                             described in such contracts); and
                             (ii) the liability for terminal
                             dividends.
-------------------------------------------------------------------
Non-participating life       Aggregate of the present value of
                             expected future benefit payments and
                             related expenses less the present
                             value of expected future net
                             premiums. Assumptions as to mortality
                             and persistency are based upon the
                             Company's experience when the basis
                             of the liability is established.
                             Interest rate assumptions for the
                             aggregate future policy benefit
                             liabilities range from 2% to 10%.
-------------------------------------------------------------------
Individual and group         Present value of expected future
traditional fixed annuities  payments. Interest rate assumptions
after annuitization          used in establishing such liabilities
                             range from 1% to 11%.
-------------------------------------------------------------------
Non-medical health           The net level premium method and
insurance                    assumptions as to future morbidity,
                             withdrawals and interest, which
                             provide a margin for adverse
                             deviation. Interest rate assumptions
                             used in establishing such liabilities
                             range from 4% to 7%.
-------------------------------------------------------------------
Disabled lives               Present value of benefits method and
                             experience assumptions as to claim
                             terminations, expenses and interest.
                             Interest rate assumptions used in
                             establishing such liabilities range
                             from 2% to 8%.
-------------------------------------------------------------------

  Participating business represented 5% and 6% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 29%, 32% and 32% of gross life insurance premiums for the years ended December 31, 2012, 2011 and 2010, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                       Measurement Assumptions:
------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   .  Present value of expected death
          death even if the account value is     benefits in excess of the
          reduced to zero.                       projected account balance
                                                 recognizing the excess ratably
                                                 over the accumulation period based
                                                 on the present value of total
                                                 expected assessments.
------------------------------------------------------------------------------------

       .  An enhanced death benefit may be    .  Assumptions are consistent with
          available for an additional fee.       those used for amortizing DAC, and
                                                 are thus subject to the same
                                                 variability and risk.

                                              .  Investment performance and
                                                 volatility assumptions are
                                                 consistent with the historical
                                                 experience of the appropriate
                                                 underlying equity index, such as
                                                 the S&P 500 Index.

                                              .  Benefit assumptions are based on
                                                 the average benefits payable over
                                                 a range of scenarios.
------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    .  Present value of expected income
          determined at the time of issuance     benefits in excess of the
          of the variable annuity contract,      projected account balance at any
          a minimum accumulation of purchase     future date of annuitization and
          payments, even if the account          recognizing the excess ratably
          value is reduced to zero, that can     over the accumulation period based
          be annuitized to receive a monthly     on present value of total expected
          income stream that is not less         assessments.
          than a specified amount.
       .  Certain contracts also provide for  .  Assumptions are consistent with
          a guaranteed lump sum return of        those used for estimating GMDBs
          purchase premium in lieu of the        liabilities.
          annuitization benefit.

                                              .  Calculation incorporates an
                                                 assumption for the percentage of
                                                 the potential annuitizations that
                                                 may be elected by the
                                                 contractholder.
------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    .  Expected value of the life
          partial withdrawals, even if the       contingent payments and expected
          account value is reduced to zero,      assessments using assumptions
          provided that cumulative               consistent with those used for
          withdrawals in a contract year do      estimating the GMDBs liabilities.
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                                                              Universal and Variable
                                                                            Annuity Contracts    Life Contracts
                                                                            ----------------  ---------------------
                                                                                              Secondary    Paid-Up
                                                                             GMDBs    GMIBs   Guarantees  Guarantees  Total
                                                                            -------  -------- ----------  ---------- --------
                                                                                             (In millions)
Direct
Balance at January 1, 2010................................................. $    57  $     89  $    67     $    21   $    234
Incurred guaranteed benefits...............................................      10        24      179          28        241
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2010...............................................      61       113      246          49        469
Incurred guaranteed benefits...............................................      30        45       15           9         99
Paid guaranteed benefits...................................................     (7)        --       --          --        (7)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2011...............................................      84       158      261          58        561
Incurred guaranteed benefits...............................................      31       174       79          10        294
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2012............................................... $   109  $    332  $   340     $    68   $    849
                                                                            =======  ========  =======     =======   ========
Ceded
Balance at January 1, 2010................................................. $    37  $     28  $    44     $     8   $    117
Incurred guaranteed benefits...............................................      13         8      165          26        212
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2010...............................................      44        36      209          34        323
Incurred guaranteed benefits...............................................      25        16        3           7         51
Paid guaranteed benefits...................................................     (7)        --       --          --        (7)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2011...............................................      62        52      212          41        367
Incurred guaranteed benefits...............................................      30        58       53           6        147
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2012............................................... $    86  $    110  $   265     $    47   $    508
                                                                            =======  ========  =======     =======   ========
Net
Balance at January 1, 2010................................................. $    20  $     61  $    23     $    13   $    117
Incurred guaranteed benefits...............................................     (3)        16       14           2         29
Paid guaranteed benefits...................................................      --        --       --          --         --
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2010...............................................      17        77       37          15        146
Incurred guaranteed benefits...............................................       5        29       12           2         48
Paid guaranteed benefits...................................................      --        --       --          --         --
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2011...............................................      22       106       49          17        194
Incurred guaranteed benefits...............................................       1       116       26           4        147
Paid guaranteed benefits...................................................      --        --       --          --         --
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2012............................................... $    23  $    222  $    75     $    21   $    341
                                                                            =======  ========  =======     =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2012      2011
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  19,623 $  18,240
                      Balanced........    19,235    14,368
                      Bond............     4,771     4,221
                      Specialty.......       852       787
                      Money Market....       192       211
                                       --------- ---------
                       Total.......... $  44,673 $  37,827
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

Two Tier Annuities

  Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate of funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                              December 31,
                     --------------------------------------------------------------
                                  2012                           2011
                     ---------------------------    -------------------------------
                         In the          At             In the
                     Event of Death Annuitization   Event of Death At Annuitization
                     -------------- -------------   -------------- ----------------
                                             (In millions)
Annuity Contracts
  (1)
Variable Annuity
  Guarantees
Total contract
  account value.....  $    55,469    $    24,229     $    48,671     $    18,378
Separate account
  value.............  $    43,327    $    22,963     $    36,327     $    17,024
Net amount at risk..  $       902    $      845 (2)  $     1,894     $   413 (2)
Average attained
  age of
  contractholders...     64 years       60 years        63 years        60 years
Two Tier Annuities
General account
  value.............          N/A    $       274             N/A     $       276
Net amount at risk..          N/A    $        48             N/A     $        49
Average attained
  age of
  contractholders...          N/A       64 years             N/A        63 years

                                              December 31,
                     --------------------------------------------------------------
                                  2012                           2011
                     ---------------------------    -------------------------------
                       Secondary       Paid-Up        Secondary        Paid-Up
                       Guarantees    Guarantees       Guarantees      Guarantees
                     -------------- -------------   -------------- ----------------
                                             (In millions)
Universal and
  Variable Life
  Contracts (1)
Account value
  (general and
  separate account).  $     6,958    $     1,163     $     6,535     $     1,206
Net amount at risk..  $    85,216    $     9,299     $    88,999     $     9,977
Average attained
  age of
  policyholders.....     52 years       59 years        51 years        58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $1.9 billion and $2.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $24.7 billion, $27.4 billion and $15.0 billion, respectively, and repaid $21.5 billion, $28.2 billion and $12.3 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $23.9 billion and $20.1 billion, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                           -------------
                                            2012   2011
                                           ------ ------
                                           (In millions)
                       FHLB of New York... $  736 $  658
                       FHLB of Des Moines. $   55 $   31

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                  Liability              Collateral
                             ------------------- --------------------------
                                              December 31,
                             ----------------------------------------------
                               2012      2011        2012         2011
                             --------- --------- ------------ -------------
                                             (In millions)
     FHLB of New York (1)... $  13,512 $  11,655 $  14,611(2) $  13,002 (2)
     Farmer Mac (3)......... $   2,550 $   2,550 $      2,929 $       2,927
     FHLB of Des Moines (1). $   1,000 $     475 $   1,298(2) $     662 (2)

--------

(1)Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted a lien on certain assets, which are in the custody of the FHLB, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB's recovery on the collateral is limited to the amount of the Company's liability to the FHLB.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                                     Years Ended December 31,
                                                    --------------------------
                                                      2012     2011     2010
                                                    -------- -------- --------
                                                          (In millions)
 Balance at January 1,............................. $  6,622 $  6,539 $  6,302
   Less: Reinsurance recoverables..................      324      448      354
                                                    -------- -------- --------
 Net balance at January 1,.........................    6,298    6,091    5,948
                                                    -------- -------- --------
 Incurred related to:
   Current year....................................    4,320    3,856    3,733
   Prior years.....................................     (42)     (79)       13
                                                    -------- -------- --------
    Total incurred.................................    4,278    3,777    3,746
                                                    -------- -------- --------
 Paid related to:
   Current year....................................  (2,626)  (2,282)  (2,244)
   Prior years.....................................  (1,425)  (1,288)  (1,359)
                                                    -------- -------- --------
    Total paid.....................................  (4,051)  (3,570)  (3,603)
                                                    -------- -------- --------
 Net balance at December 31,.......................    6,525    6,298    6,091
 Add: Reinsurance recoverables.....................      301      324      448
                                                    -------- -------- --------
 Balance at December 31,........................... $  6,826 $  6,622 $  6,539
                                                    ======== ======== ========

  During 2012 and 2011, claims and claim adjustment expenses associated with prior years decreased by $42 million and $79 million, respectively, due to improved loss ratios for non-medical health claim liabilities. During 2010, claims and claim adjustment expenses associated with prior years increased by $13 million due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $71.7 billion and $62.7 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $49.3 billion and $44.0 billion at December 31, 2012 and 2011, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.80% and 3.12% at December 31, 2012 and 2011, respectively.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, non-participating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                         2012     2011     2010
                                                                       -------- -------- --------
                                                                             (In millions)
DAC
Balance at January 1,................................................. $  6,244 $  6,640 $  7,639
Capitalizations.......................................................      632      724      640
Amortization related to:
  Net investment gains (losses).......................................    (270)     (88)    (108)
  Other expenses......................................................    (709)    (777)    (687)
                                                                       -------- -------- --------
   Total amortization.................................................    (979)    (865)    (795)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................    (145)    (255)    (844)
                                                                       -------- -------- --------
Balance at December 31,...............................................    5,752    6,244    6,640
                                                                       -------- -------- --------
VOBA
Balance at January 1,.................................................       97      115      136
Amortization related to:
  Other expenses......................................................     (12)     (10)     (14)
                                                                       -------- -------- --------
   Total amortization.................................................     (12)     (10)     (14)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................      (5)      (8)      (7)
                                                                       -------- -------- --------
Balance at December 31,...............................................       80       97      115
                                                                       -------- -------- --------
Total DAC and VOBA
Balance at December 31,............................................... $  5,832 $  6,341 $  6,755
                                                                       ======== ======== ========

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  See Note 2 for information on the reorganization of the Company's segments during 2012, which was retrospectively applied. Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                         December 31,
                                                                       -----------------
                                                                         2012     2011
                                                                       -------- --------
                                                                         (In millions)
Retail................................................................ $  5,407 $  5,921
Group, Voluntary & Worksite Benefits..................................      337      342
Corporate Benefit Funding.............................................       88       76
Corporate & Other.....................................................       --        2
                                                                       -------- --------
  Total............................................................... $  5,832 $  6,341
                                                                       ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2012     2011    2010
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  184   $  190  $  173
                Capitalization.............     22       29      42
                Amortization...............   (26)     (35)    (25)
                                             ------  ------  ------
                Balance at December 31,.... $  180   $  184  $  190
                                             ======  ======  ======

                VODA and VOCRA
                Balance at January 1,...... $  378   $  400  $  412
                Acquisitions...............     --       --       7
                Amortization...............   (25)     (22)    (19)
                                             ------  ------  ------
                Balance at December 31,.... $  353   $  378  $  400
                                             ======  ======  ======
                Accumulated amortization... $  104   $   79  $   57
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                             VOBA   VODA and VOCRA
                                            ------- --------------
                                                (In millions)
             2013.......................... $    11 $          28
             2014.......................... $     9 $          30
             2015.......................... $     8 $          30
             2016.......................... $     4 $          30
             2017.......................... $     5 $          28

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

risk in excess of $2 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  For other policies within the Group, Voluntary and Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by several affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  At December 31, 2012, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has reinsured with an unaffiliated third-party reinsurer 49.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                 2012      2011      2010
                                                               --------- --------- ---------
                                                                       (In millions)
Premiums:
Direct premiums............................................... $  19,821 $  18,435 $  18,793
Reinsurance assumed...........................................     1,350     1,240     1,155
Reinsurance ceded.............................................   (1,291)   (1,387)   (1,429)
                                                               --------- --------- ---------
 Net premiums................................................. $  19,880 $  18,288 $  18,519
                                                               ========= ========= =========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $   2,763 $   2,686 $   2,627
Reinsurance assumed...........................................        39        38        13
Reinsurance ceded.............................................     (563)     (522)     (565)
                                                               --------- --------- ---------
 Net universal life and investment-type product policy fees... $   2,239 $   2,202 $   2,075
                                                               ========= ========= =========
Other revenues:
Direct other revenues......................................... $     887 $     836 $     750
Reinsurance assumed...........................................       (6)       (6)       (5)
Reinsurance ceded.............................................       849       978       980
                                                               --------- --------- ---------
 Net other revenues........................................... $   1,730 $   1,808 $   1,725
                                                               ========= ========= =========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $  22,677 $  21,100 $  21,246
Reinsurance assumed...........................................     1,208     1,069     1,235
Reinsurance ceded.............................................   (1,616)   (1,488)   (1,774)
                                                               --------- --------- ---------
 Net policyholder benefits and claims......................... $  22,269 $  20,681 $  20,707
                                                               ========= ========= =========
Other expenses:
Direct other expenses......................................... $   5,328 $   5,280 $   5,167
Reinsurance assumed...........................................       479       458       462
Reinsurance ceded.............................................       587       733       653
                                                               --------- --------- ---------
 Net other expenses........................................... $   6,394 $   6,471 $   6,282
                                                               ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                   ---------------------------------------------------------------------------------
                                                     2012                                     2011
                                   ---------------------------------------- ----------------------------------------
                                                                   Total                                    Total
                                                                  Balance                                  Balance
                                     Direct   Assumed    Ceded     Sheet      Direct   Assumed    Ceded     Sheet
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
                                                                     (In millions)
Assets:
Premiums, reinsurance and other
 receivables...................... $    1,613 $    480 $  22,628 $   24,721 $    1,383 $    485 $  26,113 $   27,981
Deferred policy acquisition costs
 and value of business
 acquired.........................      5,685      460     (313)      5,832      6,337      386     (382)      6,341
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total assets.................... $    7,298 $    940 $  22,315 $   30,553 $    7,720 $    871 $  25,731 $   34,322
                                   ========== ======== ========= ========== ========== ======== ========= ==========
Liabilities:
Future policy benefits............ $  112,264 $  1,722 $      -- $  113,986 $  107,713 $  1,620 $      -- $  109,333
Policyholder account balances.....     94,454      262        --     94,716     88,557      299        --     88,856
Other policy-related balances.....      5,401      291      (29)      5,663      5,631      294      (49)      5,876
Other liabilities.................      9,544    7,327    17,070     33,941      8,068    7,574    20,972     36,614
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total liabilities............... $  221,663 $  9,602 $  17,041 $  248,306 $  209,969 $  9,787 $  20,923 $  240,679
                                   ========== ======== ========= ========== ========== ======== ========= ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.9 billion and $17.9 billion at December 31, 2012 and 2011, respectively. The deposit liabilities on reinsurance were $6.9 billion and $7.0 billion at December 31, 2012 and 2011, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company Ltd. ("Exeter"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                                  Years Ended December 31,
                                                                                 --------------------------
                                                                                   2012     2011     2010
                                                                                 -------- -------- --------
                                                                                       (In millions)
Premiums:
Reinsurance assumed............................................................. $    319 $    169 $     88
Reinsurance ceded...............................................................     (54)     (51)     (63)
                                                                                 -------- -------- --------
  Net premiums.................................................................. $    265 $    118 $     25
                                                                                 ======== ======== ========
Universal life and investment-type product policy fees:
Reinsurance assumed............................................................. $     39 $     38 $     13
Reinsurance ceded...............................................................    (216)    (170)    (230)
                                                                                 -------- -------- --------
  Net universal life and investment-type product policy fees.................... $  (177) $  (132) $  (217)
                                                                                 ======== ======== ========
Other revenues:
Reinsurance assumed............................................................. $    (6) $    (7) $    (5)
Reinsurance ceded...............................................................      790      916      908
                                                                                 -------- -------- --------
  Net other revenues............................................................ $    784 $    909 $    903
                                                                                 ======== ======== ========
Policyholder benefits and claims:
Reinsurance assumed............................................................. $    334 $    175 $    112
Reinsurance ceded...............................................................    (177)    (121)    (129)
                                                                                 -------- -------- --------
  Net policyholder benefits and claims.......................................... $    157 $     54 $   (17)
                                                                                 ======== ======== ========
Other expenses:
Reinsurance assumed............................................................. $    357 $    352 $    362
Reinsurance ceded...............................................................      789      914      824
                                                                                 -------- -------- --------
  Net other expenses............................................................ $  1,146 $  1,266 $  1,186
                                                                                 ======== ======== ========

  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -------------------------------------
                                                                2012               2011
                                                         ------------------ ------------------
                                                         Assumed    Ceded   Assumed    Ceded
                                                         -------- --------- -------- ---------
                                                                     (In millions)
Assets:
Premiums, reinsurance and other receivables (1)......... $     85 $  16,925 $     44 $  20,469
Deferred policy acquisition costs and value of business
  acquired..............................................      435     (266)      359     (286)
                                                         -------- --------- -------- ---------
 Total assets........................................... $    520 $  16,659 $    403 $  20,183
                                                         ======== ========= ======== =========
Liabilities:
Future policy benefits.................................. $    567 $      -- $    442 $      --
Policyholder account balances...........................      251        --      266        --
Other policy-related balances...........................       57      (29)       59      (49)
Other liabilities (1)...................................    6,906    14,652    7,114    18,707
                                                         -------- --------- -------- ---------
 Total liabilities...................................... $  7,781 $  14,623 $  7,881 $  18,658
                                                         ======== ========= ======== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(1)Effective in June 2012, the Company recaptured 10% of the 40.75% of the closed block liabilities that were ceded to MRC on a coinsurance with funds withheld basis. In connection with this partial recapture, the Company recognized a decrease of $3.9 billion in the deposit receivable included within premiums, reinsurance and other receivables as well as an offsetting decrease of $3.9 billion in the funds withheld included within other liabilities at December 31, 2012.

  MLIC ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $29 million and $20 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($9) million, ($29) million and $9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $1.4 billion and $1.2 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $14 million, $727 million and ($66) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $1.4 billion and $1.5 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivative were $135 million, ($811) million and ($596) million for the years ended
December 31, 2012, 2011 and 2010, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.1 billion and $1.5 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.8 billion and $15.7 billion at December 31, 2012 and 2011, respectively. The deposit liabilities on affiliated reinsurance were $6.8 billion and $6.9 billion at December 31, 2012 and 2011, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows:

                                                                                      December 31,
                                                                                   -------------------
                                                                                     2012      2011
                                                                                   --------- ---------
                                                                                      (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  42,586 $  43,169
Other policy-related balances.....................................................       298       358
Policyholder dividends payable....................................................       466       514
Policyholder dividend obligation..................................................     3,828     2,919
Other liabilities.................................................................       602       613
                                                                                   --------- ---------
   Total closed block liabilities.................................................    47,780    47,573
                                                                                   --------- ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    30,546    30,407
 Equity securities available-for-sale, at estimated fair value....................        41        35
 Mortgage loans...................................................................     6,192     6,206
 Policy loans.....................................................................     4,670     4,657
 Real estate and real estate joint ventures.......................................       459       364
 Other invested assets............................................................       953       857
                                                                                   --------- ---------
   Total investments..............................................................    42,861    42,526
Cash and cash equivalents.........................................................       381       249
Accrued investment income.........................................................       481       509
Premiums, reinsurance and other receivables.......................................       107       109
Current income tax recoverable....................................................         2        53
Deferred income tax assets........................................................       319       362
                                                                                   --------- ---------
     Total assets designated to the closed block..................................    44,151    43,808
                                                                                   --------- ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,629     3,765
                                                                                   --------- ---------
Amounts included in accumulated other comprehensive income (loss):
 Unrealized investment gains (losses), net of income tax..........................     2,891     2,394
 Unrealized gains (losses) on derivatives, net of income tax......................         9        11
 Allocated to policyholder dividend obligation, net of income tax.................   (2,488)   (1,897)
                                                                                   --------- ---------
Total amounts included in accumulated other comprehensive income (loss)...........       412       508
                                                                                   --------- ---------
       Maximum future earnings to be recognized from closed block assets and
         liabilities.............................................................. $   4,041 $   4,273
                                                                                   ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                                  Years Ended December 31,
                                                                                 ---------------------------
                                                                                    2012      2011    2010
                                                                                 ---------- -------- -------
                                                                                        (In millions)
Balance at January 1,........................................................... $    2,919 $    876 $    --
Change in unrealized investment and derivative gains (losses)...................        909    2,043     876
                                                                                 ---------- -------- -------
Balance at December 31,......................................................... $    3,828 $  2,919 $   876
                                                                                 ========== ======== =======

  Information regarding the closed block revenues and expenses was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2012     2011     2010
                                                                          -------- -------- --------
                                                                                (In millions)
Revenues
Premiums................................................................. $  2,139 $  2,306 $  2,461
Net investment income....................................................    2,188    2,231    2,292
Net investment gains (losses)............................................       61       32       39
Net derivative gains (losses)............................................     (12)        8     (27)
                                                                          -------- -------- --------
   Total revenues........................................................    4,376    4,577    4,765
                                                                          -------- -------- --------
Expenses
Policyholder benefits and claims.........................................    2,783    2,991    3,115
Policyholder dividends...................................................    1,072    1,137    1,235
Other expenses...........................................................      179      193      199
                                                                          -------- -------- --------
   Total expenses........................................................    4,034    4,321    4,549
                                                                          -------- -------- --------
Revenues, net of expenses before provision for income tax expense
  (benefit)..............................................................      342      256      216
Provision for income tax expense (benefit)...............................      120       89       71
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense (benefit)
  from continuing operations.............................................      222      167      145
Revenues, net of expenses and provision for income tax expense (benefit)
  from discontinued operations...........................................       10        1        1
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense
  (benefit).............................................................. $    232 $    168 $    146
                                                                          ======== ======== ========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

  Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                               Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or   ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized           Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost      Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- ---------  -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  59,587 $  7,717 $    304  $  --  $  67,000 $  56,298  $  6,113 $    715  $  --  $  61,696
U.S. Treasury and agency...    28,252    4,408        9     --     32,651    21,572     4,272       --     --     25,844
Foreign corporate (1)......    27,231    3,128      126    (1)     30,234    27,298     2,400      551      1     29,146
RMBS.......................    23,792    1,716      226    257     25,025    25,445     1,564      766    524     25,719
CMBS.......................     9,264      559       37     --      9,786     8,750       473      114      4      9,105
ABS (1)....................     8,025      205      105     --      8,125     6,589       156      166    (7)      6,586
State and political
 subdivision...............     5,554    1,184       18     --      6,720     5,387       842       47     --      6,182
Foreign government.........     3,052    1,086        3     --      4,135     3,037       915       52     --      3,900
                            --------- -------- --------- ------ --------- ---------  -------- --------- ------ ---------
 Total fixed maturity
  securities............... $ 164,757 $ 20,003 $    828  $ 256  $ 183,676 $ 154,376  $ 16,735 $  2,411  $ 522  $ 168,178
                            ========= ======== ========= ====== ========= =========  ======== ========= ====== =========
Equity Securities:
Common..................... $   1,013 $     33 $      5  $  --  $   1,041 $     830  $     32 $      6  $  --  $     856
Non-redeemable preferred...       528       41      111     --        458       549        11      138     --        422
                            --------- -------- --------- ------ --------- ---------  -------- --------- ------ ---------
 Total equity securities... $   1,541 $     74 $    116  $  --  $   1,499 $   1,379  $     43 $    144  $  --  $   1,278
                            ========= ======== ========= ====== ========= =========  ======== ========= ====== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


--------

(1)OTTI losses, as presented above, represent the noncredit portion of OTTI losses that is included in AOCI. OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for foreign corporate securities was in an unrealized gain position of $1 million at December 31, 2012 and $7 million for ABS at December 31, 2011, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

  The Company held non-income producing fixed maturity securities with an estimated fair value of $41 million and $7 million with unrealized gains (losses) of $6 million and ($3) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                  December 31,
                                                   -------------------------------------------
                                                           2012                  2011
                                                   --------------------- ---------------------
                                                              Estimated             Estimated
                                                   Amortized    Fair     Amortized    Fair
                                                     Cost       Value      Cost       Value
                                                   ---------- ---------- ---------- ----------
                                                                  (In millions)
Due in one year or less........................... $   12,671 $   12,796 $    8,089 $    8,159
Due after one year through five years.............     30,187     32,160     26,375     27,486
Due after five years through ten years............     34,983     40,009     34,660     38,517
Due after ten years...............................     45,835     55,775     44,468     52,606
                                                   ---------- ---------- ---------- ----------
  Subtotal........................................    123,676    140,740    113,592    126,768
Structured securities (RMBS, CMBS and ABS)........     41,081     42,936     40,784     41,410
                                                   ---------- ---------- ---------- ----------
   Total fixed maturity securities................ $  164,757 $  183,676 $  154,376 $  168,178
                                                   ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                              December 31, 2012                         December 31, 2011
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................... $  2,567    $   58   $  2,507    $  246   $   5,669  $    204  $  3,170   $    511
U.S. Treasury and agency.........    1,576         9         --        --       2,189        --        --         --
Foreign corporate................      758        34      1,381        91       4,560       334     1,258        218
RMBS.............................      639        18      3,098       465       2,647       407     3,241        883
CMBS.............................      727         5        308        32         709        66       365         52
ABS..............................    1,246        22        697        83       2,557        45       608        114
State and political
 subdivision.....................       92         1        103        17          31        --       169         47
Foreign government...............      106         1         27         2         499        44        88          8
                                  --------    ------   --------    ------   ---------  --------  --------   --------
  Total fixed maturity
   securities.................... $  7,711    $  148   $  8,121    $  936   $  18,861  $  1,100  $  8,899   $  1,833
                                  ========    ======   ========    ======   =========  ========  ========   ========
Equity Securities:
Common........................... $     62    $    5   $      1    $   --   $       4  $      6  $     --   $     --
Non-redeemable preferred.........       --        --        190       111         126        14       238        124
                                  --------    ------   --------    ------   ---------  --------  --------   --------
  Total equity securities........ $     62    $    5   $    191    $  111   $     130  $     20  $    238   $    124
                                  ========    ======   ========    ======   =========  ========  ========   ========
Total number of securities in an
 unrealized loss position........      622                  637                 1,412                 819
                                  ========             ========             =========            ========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

    . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

    . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

    . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in
       (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $1.8 billion during the year ended December 31, 2012 from $2.9 billion to $1.1 billion. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $389 million of the total $1.1 billion of gross unrealized losses were from 102 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $1.1 billion of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $172 million, or 44%, are related to gross unrealized losses on 50 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $1.1 billion of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $217 million, or 56%, are related to gross unrealized losses on 52 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans and sub-prime residential mortgage loans), ABS (primarily collateralized debt obligations) and U.S and foreign corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  near-term and long-term prospects of the issuer; and evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $28 million during the year ended December 31, 2012 from $144 million to $116 million. Of the $116 million, $99 million were from 13 equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 90% were financial services industry investment grade non-redeemable preferred stock, of which 75% were rated A, AA, or AAA.

Trading and FVO Securities

  See Note 10 for tables that present the four categories of securities that comprise trading and FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on trading and FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                        December 31,
                                         ------------------------------------------
                                                 2012                  2011
                                         --------------------  --------------------
                                           Carrying     % of     Carrying     % of
                                             Value      Total      Value      Total
                                         ------------- ------  ------------- ------
                                         (In millions)         (In millions)
Mortgage loans:
  Commercial............................   $  33,369    74.7 %   $  32,774    74.7 %
  Agricultural..........................      11,487     25.7       11,498     26.2
  Residential...........................         105      0.3            1       --
                                           ---------   ------    ---------   ------
   Subtotal (1).........................      44,961    100.7       44,273    100.9
  Valuation allowances..................       (304)    (0.7)        (393)    (0.9)
                                           ---------   ------    ---------   ------
   Total mortgage loans, net............   $  44,657   100.0 %   $  43,880   100.0 %
                                           =========   ======    =========   ======

--------

(1)In 2012, the Company purchased $1.2 billion, $191 million and $105 million of commercial, agricultural and residential mortgage loans, respectively, of which $1.2 billion and $191 million of commercial and agricultural mortgage loans, respectively, were purchased at estimated fair value from an affiliate, MetLife Bank, National Association ("MetLife Bank"). The Company purchased $64 million of commercial mortgage loans during the year ended December 31, 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                       December 31,
                                -------------------------------------------------------------------------------------------
                                                    2012                                          2011
                                --------------------------------------------- ---------------------------------------------
                                Commercial Agricultural Residential   Total   Commercial Agricultural Residential   Total
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
                                                                       (In millions)
Mortgage loans:
  Evaluated individually for
   credit losses............... $     441   $     181     $   --    $     622 $      73   $     159     $    --   $     232
  Evaluated collectively for
   credit losses...............    32,928      11,306        105       44,339    32,701      11,339           1      44,041
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
   Total mortgage loans........    33,369      11,487        105       44,961    32,774      11,498           1      44,273
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
Valuation allowances:
  Specific credit losses.......        84          21         --          105        44          45          --          89
  Non-specifically identified
   credit losses...............       172          27         --          199       274          30          --         304
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
   Total valuation
    allowances.................       256          48         --          304       318          75          --         393
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
    Mortgage loans, net of
     valuation
     allowance................. $  33,113   $  11,439     $  105    $  44,657 $  32,456   $  11,423     $     1   $  43,880
                                ========== ============ =========== ========= ========== ============ =========== =========

  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                            Commercial Agricultural  Total
                                            ---------- ------------ --------
                                                     (In millions)
   Balance at January 1, 2010..............  $    492    $   102    $    594
   Provision (release).....................      (39)         12        (27)
   Charge-offs, net of recoveries..........      (12)       (33)        (45)
                                            ---------- ------------ --------
   Balance at December 31, 2010............       441         81         522
   Provision (release).....................     (111)        (2)       (113)
   Charge-offs, net of recoveries..........      (12)        (4)        (16)
                                            ---------- ------------ --------
   Balance at December 31, 2011............       318         75         393
   Provision (release).....................      (50)          2        (48)
   Charge-offs, net of recoveries..........      (12)       (24)        (36)
   Transfer to held-for-sale...............        --        (5)         (5)
                                            ---------- ------------ --------
   Balance at December 31, 2012............  $    256    $    48    $    304
                                            ========== ============ ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential loan portfolio is comprised primarily of closed end, amortizing residential loans. For evaluations of residential loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural loan portfolios, residential loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential loans, the Company's primary credit quality indicator is whether the loan is performing or non-performing. The Company generally defines non-performing residential loans as those that are 90 or more days past due and/or in non-accrual status which is assessed monthly. Generally, non-performing residential loans have a higher risk of experiencing a credit loss.

Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                      Recorded Investment
                       -------------------------------------------------
                         Debt Service Coverage Ratios
                       --------------------------------            % of     Estimated    % of
                        > 1.20x  1.00x - 1.20x < 1.00x    Total    Total   Fair Value    Total
                       --------- ------------- -------- --------- ------  ------------- ------
                                     (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  24,906   $    452    $    575 $  25,933  77.7 %   $  27,894    78.8 %
65% to 75%............     4,254        641         108     5,003   15.0        5,218     14.7
76% to 80%............       448        123         259       830    2.5          863      2.4
Greater than 80%......       847        501         255     1,603    4.8        1,451      4.1
                       ---------   --------    -------- --------- ------    ---------   ------
 Total................ $  30,455   $  1,717    $  1,197 $  33,369 100.0 %   $  35,426   100.0 %
                       =========   ========    ======== ========= ======    =========   ======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  20,510   $    389    $    332 $  21,231  64.8 %   $  22,547    66.1 %
65% to 75%............     6,919        237         268     7,424   22.6        7,734     22.6
76% to 80%............       950         98         200     1,248    3.8        1,251      3.7
Greater than 80%......     1,880        674         317     2,871    8.8        2,588      7.6
                       ---------   --------    -------- --------- ------    ---------   ------
 Total................ $  30,259   $  1,398    $  1,117 $  32,774 100.0 %   $  34,120   100.0 %
                       =========   ========    ======== ========= ======    =========   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                            ----------------------------------------------
                                     2012                    2011
                            ----------------------  ----------------------
                              Recorded      % of      Recorded      % of
                             Investment     Total    Investment     Total
                            ------------- --------  ------------- --------
                            (In millions)           (In millions)
     Loan-to-value ratios:
     Less than 65%.........   $  10,628      92.5 %   $  10,378      90.2 %
     65% to 75%............         514        4.5          732        6.4
     76% to 80%............          92        0.8           12        0.1
     Greater than 80%......         253        2.2          376        3.3
                            ------------- --------  ------------- --------
      Total................   $  11,487     100.0 %   $  11,498     100.0 %
                            ============= ========  ============= ========

  The estimated fair value of agricultural mortgage loans was $11.8 billion and $11.9 billion at December 31, 2012 and 2011, respectively.

Credit Quality of Residential Mortgage Loans

  All residential mortgage loans were performing at both December 31, 2012 and 2011; accordingly, residential mortgage loan data is not presented in the following past due, impaired and troubled debt restructuring tables. The estimated fair value of residential mortgage loans was $109 million and $1 million at December 31, 2012 and 2011, respectively.

Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2012 and 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial and residential mortgage loans -- 60 days; and agricultural mortgage loans -- 90 days. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                                                Greater than 90 Days Past Due
                                                      Past Due                   and Still Accruing Interest
                                         ----------------------------------- -----------------------------------
                                         December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011
                                         ----------------- ----------------- ----------------- -----------------
                                                                                        (In millions)
Commercial..............................     $      --         $      63         $     --          $     --
Agricultural............................           116               139               53                27
                                         ----------------- ----------------- ----------------- -----------------
  Total.................................     $     116         $     202         $     53          $     27
                                         ================= ================= ================= =================

                                                  Nonaccrual Status
                                         -----------------------------------
                                         December 31, 2012 December 31, 2011
                                         ----------------- -----------------

Commercial..............................     $      83         $      63
Agricultural............................            67               150
                                         ----------------- -----------------
  Total.................................     $     150         $     213
                                         ================= =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                                 Loans without
                         Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
                     ---------------------------------------- --------------------  --------------------------------------
                      Unpaid                                   Unpaid                Unpaid             Average
                     Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
December 31,          Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
-------------------  --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                 (In millions)
2012:
Commercial..........  $  367     $  359     $   84    $  275   $   82      $   82    $  449    $  357    $  384    $  11
Agricultural........     110        107         21        86       79          74       189       160       201        8
                     --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
 Total..............  $  477     $  466     $  105    $  361   $  161      $  156    $  638    $  517    $  585    $  19
                     ========= ========== ========== ======== =========  ========== ========= ======== ========== ========
2011:
Commercial..........  $   73     $   73     $   44    $   29   $  225      $  209    $  298    $  238    $  257    $   5
Agricultural........     160        159         45       114       62          60       222       174       239        3
                     --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
 Total..............  $  233     $  232     $   89    $  143   $  287      $  269    $  520    $  412    $  496    $   8
                     ========= ========== ========== ======== =========  ========== ========= ======== ========== ========

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $126 million and $259 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $4 million and $8 million, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The number of mortgage loans and carrying value after specific valuation allowance of mortgage loans modified during the period in a troubled debt restructuring were as follows:

                                 For the Years Ended December 31,
              -------------------------------------------------------------------------------
                             2012                                    2011
              --------------------------------------- ---------------------------------------
              Number of                               Number of
              Mortgage  Carrying Value after Specific Mortgage  Carrying Value after Specific
                Loans      Valuation Allowance          Loans      Valuation Allowance
              --------- ----------------------------- --------- -----------------------------
                            Pre-          Post-                     Pre-          Post-
                        Modification   Modification             Modification   Modification
                        ------------   ------------             ------------   ------------
                              (In millions)                           (In millions)
Commercial...     1       $    168       $    152         4       $    125       $     87
Agricultural.     5             17             16         9             40             40
              --------- ------------   ------------   --------- ------------   ------------
  Total......     6       $    185       $    168        13       $    165       $    127
              ========= ============   ============   ========= ============   ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012. During the 12 months ended December 31, 2011, the Company had three agricultural mortgage loans, with a carrying value after specific valuation allowance of $11 million, modified in a troubled debt restructuring with a subsequent payment default. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit partnerships, loans to affiliates (see "-- Related Party Investment Transactions") and leveraged leases.

  Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                               -------------------
                                                 2012      2011
                                               -------- ----------
                                                  (In millions)
              Rental receivables, net......... $  1,465 $    1,761
              Estimated residual values.......      927      1,110
                                               -------- ----------
               Subtotal.......................    2,392      2,871
              Unearned income.................    (834)    (1,039)
                                               -------- ----------
               Investment in leveraged leases. $  1,558 $    1,832
                                               ======== ==========

  Rental receivables are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances, are as long as 33 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $1.4 billion and $1.3 billion at December 31, 2012 and 2011, respectively.

The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2012     2011    2010
                                                        ------  ------  ------
                                                          (In millions)
    Income from investment in leveraged leases........ $   34   $  101  $  102
    Less: Income tax expense on leveraged leases......   (12)     (35)    (36)
                                                        ------  ------  ------
    Investment income after income tax from
      investment in leveraged leases.................. $   22   $   66  $   66
                                                        ======  ======  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $1.2 billion at December 31, 2012 and 2011, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                           2012      2011      2010
                                                                         --------- --------- --------
                                                                                (In millions)
Fixed maturity securities............................................... $  19,120 $  14,266 $  6,189
Fixed maturity securities with noncredit OTTI losses in accumulated
  other comprehensive income (loss).....................................     (256)     (522)    (419)
                                                                         --------- --------- --------
   Total fixed maturity securities......................................    18,864    13,744    5,770
Equity securities.......................................................      (13)      (98)     (66)
Derivatives.............................................................     1,052     1,293       90
Short-term investments..................................................       (2)      (10)     (13)
Other...................................................................        18        45       48
                                                                         --------- --------- --------
   Subtotal.............................................................    19,919    14,974    5,829
                                                                         --------- --------- --------
Amounts allocated from:
 Insurance liability loss recognition...................................   (5,120)   (3,495)    (426)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        12        33       27
 DAC and VOBA...........................................................   (1,231)   (1,102)    (833)
 Policyholder dividend obligation.......................................   (3,828)   (2,919)    (876)
                                                                         --------- --------- --------
   Subtotal.............................................................  (10,167)   (7,483)  (2,108)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........        86       172      138
Deferred income tax benefit (expense)...................................   (3,498)   (2,794)  (1,440)
                                                                         --------- --------- --------
Net unrealized investment gains (losses)................................     6,340     4,869    2,419
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................       (1)       (1)      (1)
                                                                         --------- --------- --------
Net unrealized investment gains (losses) attributable to Metropolitan
  Life Insurance Company................................................ $   6,339 $   4,868 $  2,418
                                                                         ========= ========= ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2012          2011
                                                           --------      --------
                                                           (In millions)
      Balance, January 1,............................... $  (522)      $  (419)
      Noncredit OTTI losses recognized (1)..............     (22)          (17)
      Securities sold with previous noncredit OTTI loss.      122            85
      Subsequent changes in estimated fair value........      166         (171)
                                                           --------      --------
      Balance, December 31,............................. $  (256)      $  (522)
                                                           ========      ========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were ($26) million and ($16) million for the years ended December 31, 2012 and 2011, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                            2012       2011      2010
                                                                         ---------- ---------- --------
                                                                                 (In millions)
Balance, beginning of period............................................ $    4,868 $    2,418 $  (612)
Cumulative effect of change in accounting principles, net of income tax.         --         --       10
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        266      (103)      155
Unrealized investment gains (losses) during the year....................      4,679      9,248    6,650
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................    (1,625)    (3,069)    (426)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................       (21)          6     (22)
 DAC and VOBA...........................................................      (129)      (269)    (829)
 Policyholder dividend obligation.......................................      (909)    (2,043)    (876)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in accumulated other comprehensive income (loss)..........       (86)         34     (46)
 Deferred income tax benefit (expense)..................................      (704)    (1,354)  (1,580)
                                                                         ---------- ---------- --------
Net unrealized investment gains (losses)................................      6,339      4,868    2,424
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................         --         --      (6)
                                                                         ---------- ---------- --------
Balance, end of period.................................................. $    6,339 $    4,868 $  2,418
                                                                         ========== ========== ========
Change in net unrealized investment gains (losses)...................... $    1,471 $    2,450 $  3,036
Change in net unrealized investment gains (losses) attributable to
  noncontrolling interests..............................................         --         --      (6)
                                                                         ---------- ---------- --------
Change in net unrealized investment gains (losses) attributable to
 Metropolitan Life Insurance Company.................................... $    1,471 $    2,450 $  3,030
                                                                         ========== ========== ========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies at both December 31, 2012 and 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                      December 31,
                                                   -------------------
                                                     2012      2011
                                                   --------- ---------
                                                      (In millions)
          Securities on loan: (1)
            Amortized cost........................ $  16,224 $  13,595
            Estimated fair value.................. $  18,564 $  15,726
          Cash collateral on deposit from
            counterparties (2).................... $  19,036 $  15,870
          Security collateral on deposit from
            counterparties (3).................... $      46 $     188
          Reinvestment portfolio -- estimated
            fair value............................ $  19,392 $  15,803

--------

(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and equity securities, and trading and FVO securities, and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $  1,555 $    976
 Invested assets pledged as collateral (1)...................   19,812   17,280
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $ 21,367 $ 18,256
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see
   Note 9).

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI (see Note 1).

  The Company's PCI fixed maturity securities were as follows at:

                                                      December 31,
                                                    -----------------
                                                      2012     2011
                                                    -------- --------
                                                      (In millions)
           Outstanding principal and interest
             balance (1)........................... $  4,335 $  3,708
           Carrying value (2)...................... $  3,441 $  2,675

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                      Years Ended December 31,
                                                    --------------------------
                                                      2012          2011
                                                      --------      --------
                                                      (In millions)
           Contractually required payments
             (including interest).................. $  1,911      $  4,260
           Cash flows expected to be collected (1). $  1,436      $  3,603
           Fair value of investments acquired...... $    936      $  2,140

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                     Years Ended December 31,
                                                   --------------------------
                                                     2012          2011
                                                     ---------     --------
                                                     (In millions)
          Accretable yield, January 1,............ $   1,978     $    436
          Investments purchased...................       500        1,463
          Accretion recognized in earnings........     (181)         (97)
          Disposals...............................      (84)           --
          Reclassification (to) from
            nonaccretable difference..............       144          176
                                                     ---------     --------
          Accretable yield, December 31,.......... $   2,357     $  1,978
                                                     =========     ========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $7.5 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.9 billion at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for two of the three most recent annual periods:
2011 and 2010. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $259.4 billion and $229.7 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled
$22.2 billion at both December 31, 2012 and 2011. Aggregate net income (loss) of these entities totaled $16.5 billion, $8.4 billion and $16.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                      December 31,
                                          -------------------------------------
                                                 2012               2011
                                          ------------------ ------------------
                                          Total     Total    Total     Total
                                          Assets Liabilities Assets Liabilities
                                          ------ ----------- ------ -----------
                                                      (In millions)
 Other limited partnership interests..... $  189   $    1    $  203   $    1
 CSEs (assets (primarily securities) and
   liabilities (primarily debt)) (1).....     51       50       146      138
 Fixed maturity securities (2)...........    172       83        --       --
 Other invested assets...................     85       --       102        1
 Real estate joint ventures..............     11       14        16       18
                                          ------   ------    ------   ------
   Total................................. $  508   $  148    $  467   $  158
                                          ======   ======    ======   ======

--------

(1)The Company consolidates former QSPEs that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The assets and liabilities of these CSEs are primarily trading and FVO securities and long-term debt, respectively, and to a lesser extent include cash and cash equivalents and other liabilities. The Company's exposure was limited to that of its remaining investment in the former QSPEs of less than $1 million at estimated fair value at both December 31, 2012 and 2011. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $4 million, $9 million and $15 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $1 million for the year ended December 31, 2012. There was no interest expense for both the years ended December 31, 2011 and 2010.

  Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                         -------------------------------------------
                                                 2012                  2011
                                         --------------------- ---------------------
                                                     Maximum               Maximum
                                         Carrying   Exposure   Carrying   Exposure
                                          Amount   to Loss (1)  Amount   to Loss (1)
                                         --------- ----------- --------- -----------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS and
   ABS) (2)............................. $  42,936  $  42,936  $  41,410  $  41,410
  U.S. and foreign corporate............     2,566      2,566      2,379      2,379
Other limited partnership interests.....     2,966      3,880      2,537      3,259
Other invested assets...................     1,068      1,381        745      1,140
Real estate joint ventures..............        34         40         32         49
                                         ---------  ---------  ---------  ---------
   Total................................ $  49,570  $  50,803  $  47,103  $  48,237
                                         =========  =========  =========  =========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $315 million and $264 million at December 31, 2012 and 2011, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

Net Investment Income

  The components of net investment income were as follows:

                                                                     Years Ended December 31,
                                                                   -----------------------------
                                                                     2012      2011      2010
                                                                   --------- --------- ---------
                                                                           (In millions)
Investment income:
 Fixed maturity securities........................................ $   8,295 $   8,225 $   8,147
 Equity securities................................................        68        73        89
 Trading and FVO securities -- Actively Traded Securities and FVO
   general account securities (1).................................        77        29        72
 Mortgage loans...................................................     2,528     2,401     2,258
 Policy loans.....................................................       451       479       515
 Real estate and real estate joint ventures.......................       593       493       329
 Other limited partnership interests..............................       555       435       684
 Cash, cash equivalents and short-term investments................        19        12        15
 International joint ventures.....................................       (2)       (1)         9
 Other............................................................         7       112       111
                                                                   --------- --------- ---------
     Subtotal.....................................................    12,591    12,258    12,229
   Less: Investment expenses......................................       743       652       663
                                                                   --------- --------- ---------
     Subtotal, net................................................    11,848    11,606    11,566
                                                                   --------- --------- ---------
 FVO CSEs -- interest income:
   Securities.....................................................         4         9        15
                                                                   --------- --------- ---------
       Net investment income...................................... $  11,852 $  11,615 $  11,581
                                                                   ========= ========= =========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were $44 million, $2 million and $30 million for the years ended
   December 31, 2012, 2011, and 2010, respectively.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

Components of Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

                                                    Years Ended December 31,
                                                  ------------------------
                                                    2012      2011    2010
                                                  --------   ------ --------
                                                       (In millions)
     Total gains (losses) on fixed maturity
       securities:
       Total OTTI losses recognized -- by
        sector and industry:
        U.S. and foreign corporate
          securities -- by industry:
          Utility................................ $   (29)   $   -- $    (1)
          Finance................................     (21)     (37)    (117)
          Consumer...............................     (19)     (40)     (20)
          Communications.........................     (18)     (26)     (10)
          Industrial.............................      (4)      (8)       --
          Transportation.........................      (1)       --       --
                                                  --------   ------ --------
            Total U.S. and foreign corporate
              securities.........................     (92)    (111)    (148)
          RMBS...................................     (70)     (78)     (87)
          CMBS...................................     (28)      (9)     (59)
          ABS....................................      (2)     (28)     (66)
          Foreign government.....................       --      (1)       --
                                                  --------   ------ --------
       OTTI losses on fixed maturity
        securities recognized in earnings........    (192)    (227)    (360)
       Fixed maturity securities -- net
        gains (losses) on sales and disposals....       16      107      129
                                                  --------   ------ --------
          Total gains (losses) on fixed
            maturity securities..................    (176)    (120)    (231)
                                                  --------   ------ --------
     Total gains (losses) on equity
       securities:
       Total OTTI losses recognized -- by
        sector:
        Common...................................      (7)      (8)      (4)
        Non-redeemable preferred.................       --     (33)      (3)
                                                  --------   ------ --------
       OTTI losses on equity securities
        recognized in earnings...................      (7)     (41)      (7)
       Equity securities - net gains
        (losses) on sales and disposals..........       15       44       77
                                                  --------   ------ --------
        Total gains (losses) on equity
          securities.............................        8        3       70
                                                  --------   ------ --------
     Trading and FVO securities -- FVO
       general account securities -- changes
       in estimated fair value subsequent to
       consolidation.............................       11      (2)       --
     Mortgage loans..............................       84      133       59
     Real estate and real estate joint
       ventures..................................     (27)      133     (33)
     Other limited partnership interests.........     (35)       11      (5)
     Other investment portfolio gains
       (losses)..................................    (192)      (4)       36
                                                  --------   ------ --------
        Subtotal -- investment portfolio
          gains (losses).........................    (327)      154    (104)
                                                  --------   ------ --------
     FVO CSEs -- changes in estimated fair
       value subsequent to consolidation:
       Securities................................       --       --     (78)
       Long-term debt -- related to
        securities...............................      (7)      (8)       48
     Non-investment portfolio gains (losses).....        4     (14)     (36)
                                                  --------   ------ --------
        Subtotal FVO CSEs and non-investment
          portfolio gains (losses)...............      (3)     (22)     (66)
                                                  --------   ------ --------
          Total net investment gains (losses).... $  (330)   $  132 $  (170)
                                                  ========   ====== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $21 million and $18 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                                     Years Ended December 31,
                                              -----------------------------------------------------------------------
                                                2012     2011     2010   2012  2011  2010    2012     2011     2010
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
                                              Fixed Maturity Securities  Equity Securities           Total
                                              -------------------------- ----------------- --------------------------
                                                                           (In millions)
Proceeds..................................... $ 29,472 $ 34,015 $ 30,817 $ 126 $ 771 $ 429 $ 29,598 $ 34,786 $ 31,246
                                              ======== ======== ======== ===== ===== ===== ======== ======== ========
Gross investment gains....................... $    327 $    445 $    544 $  23 $  86 $  88 $    350 $    531 $    632
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
Gross investment losses......................    (311)    (338)    (415)   (8)  (42)  (11)    (319)    (380)    (426)
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
Total OTTI losses recognized in earnings:
 Credit-related..............................    (125)    (183)    (334)    --    --    --    (125)    (183)    (334)
 Other (1)...................................     (67)     (44)     (26)   (7)  (41)   (7)     (74)     (85)     (33)
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
   Total OTTI losses recognized in earnings..    (192)    (227)    (360)   (7)  (41)   (7)    (199)    (268)    (367)
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
   Net investment gains (losses)............. $  (176) $  (120) $  (231) $   8 $   3 $  70 $  (168) $  (117) $  (161)
                                              ======== ======== ======== ===== ===== ===== ======== ======== ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

  Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           --------------------------
                                                                                             2012          2011
                                                                                             --------      --------
                                                                                             (In millions)
Balance, at January 1,.................................................................... $    316      $    330
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously impaired.       38            33
 Additional impairments -- credit loss OTTI recognized on securities previously impaired..       45            68
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities previously
  impaired as credit loss OTTI............................................................     (95)          (82)
 Securities impaired to net present value of expected future cash flows...................     (17)          (24)
 Increases in cash flows -- accretion of previous credit loss OTTI........................      (2)           (9)
                                                                                             --------      --------
Balance, at December 31,.................................................................. $    285      $    316
                                                                                             ========      ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                   Years Ended December 31,
                                                   ------------------------
                                                   2012     2011     2010
                                                    -----   ------  ------
                                                      (In millions)
          Estimated fair value of invested assets
            transferred to affiliates............. $   4   $  170   $  444
          Amortized cost of invested assets
            transferred to affiliates............. $   4   $  164   $  431
          Net investment gains (losses)
            recognized on transfers............... $  --   $    6   $   13
          Estimated fair value of invested assets
            transferred from affiliates........... $  --   $  132   $  582

  The Company purchased from MetLife Bank, an affiliate, $1.5 billion of fixed maturity securities, at estimated fair value, for cash during the year ended December 31, 2012. See "-- Mortgage Loans" for information on additional purchases from this affiliate.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $1.5 billion at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife, Inc. assumed this affiliated debt from Exeter. One loan matured on September 30, 2012 and was replaced by a new loan on October 1, 2012. The loans which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 6.44% due on June 30, 2014, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016,
$150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due
December 16, 2021. Net investment income from these loans was $93 million, $69 million and $59 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company has a loan outstanding to Exeter, which is included in other invested assets, totaling $75 million at both December 31, 2012 and 2011. This loan is due on December 30, 2014 and bears interest on a weighted average of 6.80%. Net investment income from this loan was $5 million for each of the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $158 million, $164 million and $107 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of $4 million, $3 million and $16 million for the years ended December 31, 2012, 2011 and 2010, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

  To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives including foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

  To a lesser extent the Company uses currency options in non-qualifying hedging relationships.

  Credit Derivatives

  Credit default swaps are primarily used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. The Company also enters into certain credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

  The Company also uses credit default swaps to economically hedge against credit-related changes in the value of its investments. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  Equity Derivatives

  To a lesser extent, the Company uses equity index options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                    December 31,
                                                            -------------------------------------------------------------
                                                                         2012                           2011
                                                            ------------------------------- -----------------------------
                                                                       Estimated Fair Value          Estimated Fair Value
                                                             Notional  -------------------- Notional --------------------
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount   Assets  Liabilities
-                          -------------------------------- ---------- -------- ----------- -------- -------- -----------
                                                                                    (In millions)
Derivatives
Designated as Hedging
Instruments
Fair value hedges:
  Interest rate swaps.....       Interest rate............. $    4,824 $  1,893  $     79   $  4,259 $  1,849  $     86
  Foreign currency swaps..       Foreign currency
                                 exchange rate.............      3,064      332        71      2,622      312        79
                                                            ---------- --------  --------   -------- --------  --------
   Subtotal.............................................         7,888    2,225       150      6,881    2,161       165
                                                            ---------- --------  --------   -------- --------  --------
Cash flow hedges:
  Interest rate swaps.....       Interest rate.............      2,984      606        --      2,875      852        --
  Interest rate forwards..       Interest rate.............        265       58        --        345       81        --
  Foreign currency swaps..       Foreign currency
                                 exchange rate.............      7,595      198       246      5,135      314       160
  Credit forwards.........       Credit....................         --       --        --         20        4        --
                                                            ---------- --------  --------   -------- --------  --------
   Subtotal.............................................        10,844      862       246      8,375    1,251       160
                                                            ---------- --------  --------   -------- --------  --------
    Total qualifying hedges............................         18,732    3,087       396     15,256    3,412       325
                                                            ---------- --------  --------   -------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps.......       Interest rate.............     41,008    1,978       854     28,935    1,908       866
Interest rate floors......       Interest rate.............     33,870      737       493     13,290      789        14
Interest rate caps........       Interest rate.............     40,434       63        --     38,532       83        --
Interest rate futures.....       Interest rate.............      2,476       --        10      2,675        6         2
Interest rate options.....       Interest rate.............      4,862      336         2      4,624      326        --
Interest rate forwards....       Interest rate.............         --       --        --        500       --        14
Synthetic GICs............       Interest rate.............      4,162       --        --      4,454       --        --
Foreign currency swaps....       Foreign currency
                                 exchange rate.............      6,411      137       532      5,392      241       410
Foreign currency forwards.       Foreign currency
                                 exchange rate.............      2,131       16        26      2,014       81        --
Currency options..........       Foreign currency
                                 exchange rate.............        129        1        --         --       --        --
Credit default swaps......       Credit....................      7,693       62        19      7,765       90        81
Equity options............       Equity market.............        630        1        --        135       --        --
                                                            ---------- --------  --------   -------- --------  --------
   Total non-designated or non-qualifying
    derivatives.........................................       143,806    3,331     1,936    108,316    3,524     1,387
                                                            ---------- --------  --------   -------- --------  --------
   Total................................................    $  162,538 $  6,418  $  2,332   $123,572 $  6,936  $  1,712
                                                            ========== ========  ========   ======== ========  ========

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2012    2011     2010
                                                ------ -------- --------
                                                     (In millions)
       Derivatives and hedging gains (losses)
        (1).................................... $   77 $  2,040 $    353
       Embedded derivatives....................    598    (462)    (619)
                                                ------ -------- --------
        Total net derivative gains (losses).... $  675 $  1,578 $  (266)
                                                ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents earned income on derivatives for the:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2012     2011    2010
                                                   ------  ------  ------
                                                     (In millions)
         Qualifying hedges:
           Net investment income................. $  108   $   96  $   82
           Interest credited to policyholder
            account balances.....................    146      173     196
         Non-qualifying hedges:
           Net investment income.................    (6)      (8)     (4)
           Net derivative gains (losses).........    314      179      53
                                                  ------   ------  ------
            Total................................ $  562   $  440  $  327
                                                  ======   ======  ======

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                     Net          Net
                                                  Derivative   Investment
                                                Gains (Losses) Income (1)
                                                -------------- ----------
                                                      (In millions)
       For the Year Ended December 31, 2012:
       Interest rate derivatives...............   $    (83)     $    --
       Foreign currency exchange rate
         derivatives...........................       (252)          --
       Credit derivatives......................          33        (15)
       Equity derivatives......................          --        (12)
                                                -------------- ----------
         Total.................................   $   (302)     $  (27)
                                                ============== ==========
       For the Year Ended December 31, 2011:
       Interest rate derivatives...............   $   1,679     $    --
       Foreign currency exchange rate
         derivatives...........................         103          --
       Credit derivatives......................          13           5
       Equity derivatives......................          --        (14)
                                                -------------- ----------
         Total.................................   $   1,795     $   (9)
                                                -------------- ==========
       For the Year Ended December 31, 2010:
       Interest rate derivatives...............   $     149     $    --
       Foreign currency exchange rate
         derivatives...........................         106          --
       Credit derivatives......................          28         (2)
       Equity derivatives......................          13        (17)
                                                -------------- ----------
         Total.................................   $     296     $  (19)
                                                ============== ==========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized    Recognized for Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities..........   $         2   $         (3)    $      (1)
                           Policyholder liabilities (1).......          (72)              89            17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................           (1)               1            --
                           Foreign-denominated PABs (2).......            32            (41)           (9)
                                                                 -----------   -------------    ----------
  Total.....................................................     $       (39)  $          46    $        7
                                                                 ===========   =============    ==========
For the Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities..........   $      (18)   $          18    $       --
                           Policyholder liabilities (1).......         1,019           (994)            25
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................             1               3             4
                           Foreign-denominated PABs (2).......            28            (55)          (27)
                                                                 -----------   -------------    ----------
  Total.....................................................     $     1,030   $     (1,028)    $        2
                                                                 ===========   =============    ==========
For the Year Ended December 31, 2010:
Interest rate swaps:       Fixed maturity securities..........   $      (13)   $          15    $        2
                           Policyholder liabilities (1).......           153           (150)             3
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................            13            (13)            --
                           Foreign-denominated PABs (2).......            47            (34)            13
                                                                 -----------   -------------    ----------
  Total.....................................................     $       200   $       (182)    $       18
                                                                 ===========   =============    ==========

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

probable of occurring within two months of the anticipated date, the Company reclassified $1 million, $3 million and $9 million from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed eight years and nine years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $1.1 billion and $1.3 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                           Amount of Gains (Losses)       Amount and Location of Gains           Amount and Location
                           Deferred in Accumulated         (Losses) Reclassified from             of Gains (Losses)
Derivatives in Cash Flow  Other Comprehensive Income     Accumulated Other Comprehensive     Recognized in Income (Loss)
Hedging Relationships       (Loss) on Derivatives       Income (Loss) into Income (Loss)           on Derivatives
------------------------  -------------------------- --------------------------------------- ---------------------------
                             (Effective Portion)               (Effective Portion)              (Ineffective Portion)
                          -------------------------- --------------------------------------- ---------------------------
                                                     Net Derivative Net Investment  Other          Net Derivative
                                                     Gains (Losses)     Income     Expenses        Gains (Losses)
                                                     -------------- -------------- --------- ---------------------------
                                                                  (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps......   $                 (55)     $        3     $        4   $      --    $                   1
Interest rate forwards...                      (1)             --              2          --                       --
Foreign currency swaps...                    (187)            (7)            (5)          --                      (5)
Credit forwards..........                       --             --              1          --                       --
                          -------------------------- -------------- -------------- --------- ---------------------------
  Total..................   $                (243)     $      (4)     $        2   $      --    $                 (4)
                          ========================== ============== ============== ========= ===========================
For the Year Ended December 31, 2011:
Interest rate swaps......   $                  919     $       --     $        1   $      --    $                   1
Interest rate forwards...                      128             22              2          --                        2
Foreign currency swaps...                      166              7            (5)          --                        1
Credit forwards..........                       18              1             --          --                       --
                          -------------------------- -------------- -------------- --------- ---------------------------
  Total..................   $                1,231     $       30     $      (2)   $      --    $                   4
                          ========================== ============== ============== ========= ===========================
For the Year Ended December 31, 2010:
Interest rate swaps......   $                   90     $       --     $       --   $       1    $                   3
Interest rate forwards...                     (35)             10              3          --                      (1)
Foreign currency swaps...                       74           (56)            (6)          --                       --
Credit forwards..........                        5             --             --          --                       --
                          -------------------------- -------------- -------------- --------- ---------------------------
  Total..................   $                  134     $     (46)     $      (3)   $       1    $                   2
                          ========================== ============== ============== ========= ===========================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, ($4) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.2 billion and $5.4 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $50 million and paid $29 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2012                                   2011
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $      7            573           2.5  $      3   $        488           3.1
   Credit default swaps referencing
     indices............................        31          2,064           2.1       (1)          2,150           3.0
                                         ---------- --------------              ---------- --------------
    Subtotal............................        38          2,637           2.2         2          2,638           3.0
                                         ---------- --------------              ---------- --------------
   Baa
   Single name credit default swaps
     (corporate)........................         4            835           3.2      (10)            750           3.6
   Credit default swaps referencing
     indices............................         6          2,469           4.9      (19)          1,959           4.9
                                         ---------- --------------              ---------- --------------
    Subtotal............................        10          3,304           4.5      (29)          2,709           4.5
                                         ---------- --------------              ---------- --------------
   Ba
   Single name credit default swaps
     (corporate)........................        --             25           2.7        --             25           3.5
   Credit default swaps referencing
     indices............................        --             --            --        --             --            --
                                         ---------- --------------              ---------- --------------
    Subtotal............................        --             25           2.7        --             25           3.5
                                         ---------- --------------              ---------- --------------
   B
   Single name credit default swaps
     (corporate)........................        --             --            --        --             --            --
   Credit default swaps referencing
     indices............................         2            264           4.9       (2)             25           4.8
                                         ---------- --------------              ---------- --------------
   Subtotal.............................         2            264           4.9       (2)             25           4.8
                                         ---------- --------------              ---------- --------------
   Total................................  $     50   $      6,230           3.5  $   (29)   $      5,397           3.8
                                         ========== ==============              ========== ==============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.2 billion and $5.4 billion from the table above were $120 million and $80 million at December 31, 2012 and 2011, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $10 million in notional and $0 in fair value at December 31, 2012. Written credit default swaps held in relation to the trading portfolio amounted to $10 million in notional and ($1) million in fair value at December 31, 2011.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $3.4 billion and $4.4 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $1.2 billion and $768 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                            Estimated Fair Value of    Fair Value of Incremental Collateral
                                                              Collateral Provided:                Provided Upon:
                                                          ---------------------------- ------------------------------------
                                                                                                      Downgrade in the
                                                                                       One Notch  Company's Credit Rating
                                                                                       Downgrade  to a Level that Triggers
                                         Estimated                                      in the         Full Overnight
                                       Fair Value of                                   Company's    Collateralization or
                                     Derivatives in Net   Fixed Maturity                Credit          Termination
                                   Liability Position (1) Securities (2)   Cash (3)     Rating   of the Derivative Position
                                   ---------------------- -------------- ------------- --------- --------------------------
                                                                         (In millions)
December 31, 2012:
Derivatives subject to credit-
  contingent provisions...........      $        263         $    261       $    --     $    --       $             1
Derivatives not subject to credit-
  contingent provisions...........                --               --             1          --                    --
                                   ---------------------- -------------- ------------- --------- --------------------------
 Total............................      $        263         $    261       $     1     $    --       $             1
                                   ====================== ============== ============= ========= ==========================
December 31, 2011:
Derivatives subject to credit-
  contingent provisions...........      $        151         $     94       $    --     $    25       $            64
Derivatives not subject to credit-
  contingent provisions...........                --               --            --          --                    --
                                   ---------------------- -------------- ------------- --------- --------------------------
 Total............................      $        151         $     94       $    --     $    25       $            64
                                   ====================== ============== ============= ========= ==========================

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

(3)Included in premiums, reinsurance and other receivables in the consolidated balance sheets.

  The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $35 million and $37 million, respectively, which is included in premiums, reinsurance and other receivables.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                             December 31,
                                                                                           -----------------
                                                              Balance Sheet Location         2012     2011
                                                          -------------------------------- -------- --------
                                                                                             (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...................... Premiums, reinsurance and other receivables..................... $  1,362 $  1,163
  Options embedded in debt or equity
   securities............................................ Investments.....................     (55)     (15)
                                                                                           -------- --------
   Net embedded derivatives within
     asset host contracts................................                                  $  1,307 $  1,148
                                                                                           ======== ========
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..................... PABs............................ $   (92) $    307
  Funds withheld on ceded reinsurance.................... Other liabilities...............    1,563    1,646
  Other.................................................. PABs............................       16       17
                                                                                           -------- --------
   Net embedded derivatives within
     liability host contracts............................                                  $  1,487 $  1,970
                                                                                           ======== ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                                ------------------------
                                                 2012    2011     2010
                                                ------ -------- --------
                                                     (In millions)
        Net derivative gains (losses) (1), (2). $  598 $  (462) $  (619)

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($71) million, $88 million and ($43) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $122 million, ($219) million and $82 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                      Level 1  Unadjusted quoted prices in active
                               markets for identical assets or
                               liabilities. The Company defines
                               active markets based on average
                               trading volume for equity securities.
                               The size of the bid/ask spread is
                               used as an indicator of market
                               activity for fixed maturity
                               securities.

                      Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Level 3  Unobservable inputs that are
                               supported by little or no market
                               activity and are significant to the
                               determination of estimated fair value
                               of the assets or liabilities.
                               Unobservable inputs reflect the
                               reporting entity's own assumptions
                               about the assumptions that market
                               participants would use in pricing the
                               asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                           December 31, 2012
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                               Level 1   Level 2  Level 3    Fair Value
                                                              --------- --------- -------- ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $      -- $  61,540 $  5,460   $      67,000
  U.S. Treasury and agency...................................    17,653    14,927       71          32,651
  Foreign corporate..........................................        --    27,180    3,054          30,234
  RMBS.......................................................        --    23,323    1,702          25,025
  CMBS.......................................................        --     9,384      402           9,786
  ABS........................................................        --     6,202    1,923           8,125
  State and political subdivision............................        --     6,720       --           6,720
  Foreign government.........................................        --     3,853      282           4,135
                                                              --------- --------- -------- ---------------
    Total fixed maturity securities..........................    17,653   153,129   12,894         183,676
                                                              --------- --------- -------- ---------------
Equity securities:
  Common stock...............................................       189       792       60           1,041
  Non-redeemable preferred stock.............................        --       177      281             458
                                                              --------- --------- -------- ---------------
    Total equity securities..................................       189       969      341           1,499
                                                              --------- --------- -------- ---------------
Trading and FVO securities:
  Actively Traded Securities.................................         7       646        6             659
  FVO general account securities.............................        --        26       26              52
  FVO securities held by CSEs................................        --        41       --              41
                                                              --------- --------- -------- ---------------
    Total trading and FVO securities.........................         7       713       32             752
                                                              --------- --------- -------- ---------------
Short-term investments (1)...................................     2,565     3,936      252           6,753
Derivative assets: (2)
  Interest rate..............................................        --     5,613       58           5,671
  Foreign currency exchange rate.............................        --       646       38             684
  Credit.....................................................        --        29       33              62
  Equity market..............................................        --         1       --               1
                                                              --------- --------- -------- ---------------
    Total derivative assets..................................        --     6,289      129           6,418
                                                              --------- --------- -------- ---------------
Net embedded derivatives within asset host contracts (3).....        --        --    1,362           1,362
Separate account assets (4)..................................    24,237    95,794      940         120,971
                                                              --------- --------- -------- ---------------
     Total assets............................................ $  44,651 $ 260,830 $ 15,950   $     321,431
                                                              ========= ========= ======== ===============
Liabilities:
Derivative liabilities: (2)
  Interest rate.............................................. $      10 $   1,428 $     --   $       1,438
  Foreign currency exchange rate.............................        --       874        1             875
  Credit.....................................................        --        19       --              19
  Equity market..............................................        --        --       --              --
                                                              --------- --------- -------- ---------------
    Total derivative liabilities.............................        10     2,321        1           2,332
                                                              --------- --------- -------- ---------------
Net embedded derivatives within liability host contracts (3).        --        16    1,471           1,487
Long-term debt of CSEs.......................................        --        --       44              44
Trading liabilities (5)......................................       163        --       --             163
                                                              --------- --------- -------- ---------------
     Total liabilities....................................... $     173 $   2,337 $  1,516   $       4,026
                                                              ========= ========= ======== ===============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $       -- $   56,777 $    4,919   $   61,696
  U.S. Treasury and agency...................................     11,450     14,369         25       25,844
  Foreign corporate..........................................         --     26,888      2,258       29,146
  RMBS.......................................................         --     25,028        691       25,719
  CMBS.......................................................         --      8,886        219        9,105
  ABS........................................................         --      5,440      1,146        6,586
  State and political subdivision............................         --      6,182         --        6,182
  Foreign government.........................................         --      3,609        291        3,900
                                                              ---------- ---------- ---------- ---------------
    Total fixed maturity securities..........................     11,450    147,179      9,549      168,178
                                                              ---------- ---------- ---------- ---------------
Equity securities:
  Common stock...............................................         79        673        104          856
  Non-redeemable preferred stock.............................         --        129        293          422
                                                              ---------- ---------- ---------- ---------------
    Total equity securities..................................         79        802        397        1,278
                                                              ---------- ---------- ---------- ---------------
Trading and FVO securities:
  Actively Traded Securities.................................         --        473         --          473
  FVO general account securities.............................         --         93         14          107
  FVO securities held by CSEs................................         --        117         --          117
                                                              ---------- ---------- ---------- ---------------
    Total trading and FVO securities.........................         --        683         14          697
                                                              ---------- ---------- ---------- ---------------
Short-term investments (1)...................................      1,641      4,364        134        6,139
Derivative assets: (2)
  Interest rate..............................................          6      5,807         81        5,894
  Foreign currency exchange rate.............................         --        892         56          948
  Credit.....................................................         --         71         23           94
  Equity market..............................................         --         --         --           --
                                                              ---------- ---------- ---------- ---------------
    Total derivative assets..................................          6      6,770        160        6,936
                                                              ---------- ---------- ---------- ---------------
Net embedded derivatives within asset host contracts (3).....         --         --      1,163        1,163
Separate account assets (4)..................................     22,445     83,151      1,082      106,678
                                                              ---------- ---------- ---------- ---------------
     Total assets............................................ $   35,621 $  242,949 $   12,499   $  291,069
                                                              ========== ========== ========== ===============
Liabilities:
Derivative liabilities: (2)
  Interest rate.............................................. $        2 $      966 $       14   $      982
  Foreign currency exchange rate.............................         --        649         --          649
  Credit.....................................................         --         59         22           81
  Equity market..............................................         --         --         --           --
                                                              ---------- ---------- ---------- ---------------
    Total derivative liabilities.............................          2      1,674         36        1,712
                                                              ---------- ---------- ---------- ---------------
Net embedded derivatives within liability host contracts (3).         --         17      1,953        1,970
Long-term debt of CSEs.......................................         --         --        116          116
Trading liabilities (5)......................................        124          3         --          127
                                                              ---------- ---------- ---------- ---------------
     Total liabilities....................................... $      126 $    1,694 $    2,105   $    3,925
                                                              ========== ========== ========== ===============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($55) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of less than $1 million and ($15) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 7% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

Securities, Short-term Investments, Long-term Debt of CSEs and Trading
Liabilities

  When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  The estimated fair value of FVO securities held by CSEs, long-term debt of CSEs and trading liabilities is determined on a basis consistent with the methodologies described herein for securities. The Company consolidates certain securitization entities that hold securities that have been accounted for under the FVO and classified within trading and FVO securities.

  Level 2 Valuation Techniques and Key Inputs

    This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  U.S. corporate and foreign corporate securities

    These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

  U.S. Treasury and agency securities

    These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  State and political subdivision and foreign government securities

    These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  Common and non-redeemable preferred stock

    These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Valuation Techniques and Key Inputs:

  In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

  Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

  U.S. corporate and foreign corporate securities

    These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

  Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

  Foreign government securities

    These securities are principally valued using the market approach. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

  Common and non-redeemable preferred stock

    These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "--Securities, Short-term Investments, Long-term Debt of CSEs and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAVs provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "--Securities, Short-term Investments, Long-term Debt of CSEs and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

    The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

     Interest rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

       Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency exchange rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market

       Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Interest rate

       Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Foreign currency exchange rate

       Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, cross currency basis curves and currency correlation.

     Credit

       Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

 Embedded Derivatives

  Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Techniques and Key Inputs:

     Direct Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

     Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

       These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

    Transfers out of Level 3 for fixed maturity securities and separate account assets resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                            Valuation Techniques        Significant Unobservable Inputs        Range
                                       --------------------------------------------------------------------------------------
Fixed maturity securities:

 U.S. corporate and foreign corporate  Matrix pricing                   Delta spread adjustments (1)         (50) -     500
                                                                        Illiquidity premium (1)               30  -      30
                                                                        Spreads from below investment
                                                                          grade curves (1)                  (144) -     779
                                                                        Offered quotes (2)                    --  -     178
                                       Market pricing                   Quoted prices (2)                 (1,416) -     830
                                       Consensus pricing                Offered quotes (2)                    35  -     105
                                       --------------------------------------------------------------------------------------

 RMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                     9  -   2,980
                                       Market pricing                   Quoted prices (2)                     13  -     100
                                       Consensus pricing                Offered quotes (2)                    28  -     100
                                       --------------------------------------------------------------------------------------

 CMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                    35  -   4,750
                                       Market pricing                   Quoted prices (2)                    100  -     104
                                       --------------------------------------------------------------------------------------

 ABS                                   Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                    --  -   1,829
                                       Market pricing                   Quoted prices (2)                     40  -     102
                                       Consensus pricing                Offered quotes (2)                    --  -     111
                                       --------------------------------------------------------------------------------------

 Foreign government                    Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                   111  -     111
                                       Market pricing                   Quoted prices (2)                     77  -     101
                                       Consensus pricing                Offered quotes (2)                    82  -     158
                                       --------------------------------------------------------------------------------------

Derivatives:
 Interest rate                         Present value techniques         Swap yield (1)                       186  -     332
                                       --------------------------------------------------------------------------------------

 Foreign currency exchange rate        Present value techniques         Swap yield (1)                       647  -     795
                                                                        Currency correlation                  43% -      57%
                                       --------------------------------------------------------------------------------------

 Credit                                Present value techniques         Credit spreads (1)                   100  -     100
                                       Consensus pricing                Offered quotes (3)
                                       --------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed minimum   Option pricing techniques        Mortality rates:
 benefits                                                                   Ages 0 - 40                        0% -    0.10%
                                                                            Ages 41 - 60                    0.05% -    0.64%
                                                                            Ages 61 - 115                   0.32% -     100%
                                                                        Lapse rates:
                                                                            Durations 1 - 10                0.50% -     100%
                                                                            Durations 11 - 20                  3% -     100%
                                                                            Durations 21 - 116                 3% -     100%
                                                                        Utilization rates (4)                 20% -      50%
                                                                        Withdrawal rates                    0.07% -      10%
                                                                        Long-term equity volatilities      17.40% -      25%
                                                                        Nonperformance risk spread          0.10% -    0.67%
                                       --------------------------------------------------------------------------------------

                                                                                                          Weighted
                                            Valuation Techniques        Significant Unobservable Inputs   Average
                                       ---------------------------------------------------------------------------
Fixed maturity securities:

 U.S. corporate and foreign corporate  Matrix pricing                   Delta spread adjustments (1)         84
                                                                        Illiquidity premium (1)
                                                                        Spreads from below investment
                                                                          grade curves (1)                  205
                                                                        Offered quotes (2)
                                       Market pricing                   Quoted prices (2)                   138
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

 RMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  541
                                       Market pricing                   Quoted prices (2)                    99
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

 CMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  486
                                       Market pricing                   Quoted prices (2)                   102
                                       ---------------------------------------------------------------------------

 ABS                                   Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  105
                                       Market pricing                   Quoted prices (2)                    99
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

 Foreign government                    Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  111
                                       Market pricing                   Quoted prices (2)                    87
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

Derivatives:
 Interest rate                         Present value techniques         Swap yield (1)
                                       ---------------------------------------------------------------------------

 Foreign currency exchange rate        Present value techniques         Swap yield (1)
                                                                        Currency correlation
                                       ---------------------------------------------------------------------------

 Credit                                Present value techniques         Credit spreads (1)
                                       Consensus pricing                Offered quotes (3)
                                       ---------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed minimum   Option pricing techniques        Mortality rates:
 benefits                                                                   Ages 0 - 40
                                                                            Ages 41 - 60
                                                                            Ages 61 - 115
                                                                        Lapse rates:
                                                                            Durations 1 - 10
                                                                            Durations 11 - 20
                                                                            Durations 21 - 116
                                                                        Utilization rates (4)
                                                                        Withdrawal rates
                                                                        Long-term equity volatilities
                                                                        Nonperformance risk spread
                                       ---------------------------------------------------------------------------

(1)For this unobservable input, range and weighted average are presented in basis points.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments - Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 11.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

    Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

    Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Foreign currency exchange rate derivatives

    Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes. Increases (decreases) in currency correlation in isolation will increase (decrease) the significance of the change in valuations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit derivatives

    Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

  Direct and ceded guaranteed minimum benefits

    For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          ------------------------------------------------------------------------------
                                                       U.S.                                        State and
                                            U.S.     Treasury   Foreign                            Political   Foreign
                                          Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                          --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,...................... $  4,919    $  25    $  2,258  $    691 $  219 $  1,146       $  --     $  291
Total realized/unrealized gains (losses)
 included in:
 Net income (loss): (1), (2).............
   Net investment income.................        7       --           6        27     --        1          --          5
   Net investment gains (losses).........      (2)       --        (52)       (5)    (7)      (1)          --        (5)
   Net derivative gains (losses).........       --       --          --        --     --       --          --         --
 Other comprehensive income (loss).......      173       --         142       220    (3)      (3)          --         19
Purchases (3)............................    1,282       47       1,213       892    268      953          --          2
Sales (3)................................    (848)      (1)       (489)     (242)  (167)    (157)          --       (55)
Issuances (3)............................       --       --          --        --     --       --          --         --
Settlements (3)..........................       --       --          --        --     --       --          --         --
Transfers into Level 3 (4)...............      559       --          99       131    104        4          --         25
Transfers out of Level 3 (4).............    (630)       --       (123)      (12)   (12)     (20)          --         --
                                          --------- ---------- --------- -------- ------ -------- ----------- ----------
Balance, December 31,.................... $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923       $  --     $  282
                                          ========= ========== ========= ======== ====== ======== =========== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income................. $      4    $  --    $      5  $     27 $   -- $      1       $  --     $    5
   Net investment gains (losses)......... $    (3)    $  --    $   (13)  $    (2) $   -- $     --       $  --     $   --
   Net derivative gains (losses)......... $     --    $  --    $     --  $     -- $   -- $     --       $  --     $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                   Equity Securities:    Trading and FVO Securities:
                                                   --------------------- ------------------------
                                                               Non-                         FVO
                                                            redeemable    Actively        General                  Separate
                                                   Common   Preferred      Traded         Account    Short-term    Account
                                                   Stock      Stock      Securities      Securities  Investments  Assets (6)
                                                   ------   ----------   ----------      ----------  -----------  ----------
                                                                           (In millions)
Year Ended December 31, 2012:
Balance, January 1,............................... $  104     $  293       $  --           $  14       $  134      $  1,082
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................     --         --          --              12           --            --
  Net investment gains (losses)...................      7        (1)          --              --           --            84
  Net derivative gains (losses)...................     --         --          --              --           --            --
 Other comprehensive income (loss)................    (7)         16          --              --         (19)            --
Purchases (3).....................................     10          5           6              --          246           171
Sales (3).........................................   (24)       (32)          --              --        (106)         (379)
Issuances (3).....................................     --         --          --              --           --             2
Settlements (3)...................................     --         --          --              --           --           (1)
Transfers into Level 3 (4)........................      1         --          --              --            5            24
Transfers out of Level 3 (4)......................   (31)         --          --              --          (8)          (43)
                                                   ------   ----------   ----------      ----------  -----------  ----------
Balance, December 31,............................. $   60     $  281       $   6           $  26       $  252      $    940
                                                   ======   ==========   ==========      ==========  ===========  ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $   --     $   --       $  --           $  12       $   --      $     --
  Net investment gains (losses)................... $  (4)     $   --       $  --           $  --       $   --      $     --
  Net derivative gains (losses)................... $   --     $   --       $  --           $  --       $   --      $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                           Net Derivatives: (7)
                                                   ----------------------------------------
                                                              Foreign
                                                              Currency                            Net
                                                   Interest   Exchange             Equity      Embedded       Long-term
                                                     Rate       Rate     Credit    Market   Derivatives (8)  Debt of CSEs
                                                   ---------  --------  --------  --------  ---------------  ------------
                                                                             (In millions)
Year Ended December 31, 2012:
Balance, January 1,............................... $      67  $     56  $      1  $     --    $     (790)    $     (116)
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................        --        --        --        --             --             --
  Net investment gains (losses)...................        --        --        --        --             --            (7)
  Net derivative gains (losses)...................        17      (19)        38        --            629             --
 Other comprehensive income (loss)................       (1)        --        --        --             --             --
Purchases (3).....................................        --        --        --        --             --             --
Sales (3).........................................        --        --        --        --             --             --
Issuances (3).....................................        --        --       (3)        --             --             --
Settlements (3)...................................      (25)        --       (3)        --             52             79
Transfers into Level 3 (4)........................        --        --        --        --             --             --
Transfers out of Level 3 (4)......................        --        --        --        --             --             --
                                                   ---------  --------  --------  --------  ---------------  ------------
Balance, December 31,............................. $      58  $     37  $     33  $     --    $     (109)    $      (44)
                                                   =========  ========  ========  ========  ===============  ============
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $      --  $     --  $     --  $     --    $        --    $        --
  Net investment gains (losses)................... $      --  $     --  $     --  $     --    $        --    $       (7)
  Net derivative gains (losses)................... $      --  $   (19)  $     36  $     --    $       636    $        --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               --------------------------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                               --------------------------------------------------------------------------------------
                                             U.S.                                               State and
                                 U.S.      Treasury   Foreign                                   Political   Foreign
                               Corporate  and Agency Corporate     RMBS      CMBS      ABS     Subdivision Government
                               ---------- ---------- ---------- ---------- -------- ---------- ----------- ----------
                                                                   (In millions)
Year Ended December 31, 2011:
Balance, January 1,........... $    5,063    $    44 $    2,796 $    1,985 $    161 $    1,514     $     1   $    171
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)..
  Net investment income.......          4         --          7         10       --          2          --          6
  Net investment gains
   (losses)...................       (15)         --         16       (10)      (1)       (12)          --         --
  Net derivative gains
   (losses)...................         --         --         --         --       --         --          --         --
 Other comprehensive income
  (loss)......................        258          2       (24)       (52)       28         42          --         17
Purchases (3).................        789         --        915         78      106        670          --        118
Sales (3).....................      (653)        (1)    (1,129)      (127)     (86)      (370)          --       (21)
Issuances (3).................         --         --         --         --       --         --          --         --
Settlements (3)...............         --         --         --         --       --         --          --         --
Transfers into Level 3 (4)....        122         --        155         --       11         11          --         --
Transfers out of Level 3 (4)..      (649)       (20)      (478)    (1,193)       --      (711)         (1)         --
                               ---------- ---------- ---------- ---------- -------- ---------- ----------- ----------
Balance, December 31,......... $    4,919    $    25 $    2,258 $      691 $    219 $    1,146     $    --   $    291
                               ========== ========== ========== ========== ======== ========== =========== ==========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income....... $        4    $    -- $        5 $       11 $     -- $        2     $    --   $      5
  Net investment gains
   (losses)................... $     (27)    $    -- $     (22) $     (10) $     -- $      (9)     $    --   $     --
  Net derivative gains
   (losses)................... $       --    $    -- $       -- $       -- $     -- $       --     $    --   $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -------------------------------------------------------------------------
                                                   Equity Securities:     Trading and FVO Securities:
                                                   ---------------------- -------------------------
                                                                 Non-                       FVO
                                                              redeemable   Actively       General                   Separate
                                                    Common    Preferred     Traded        Account     Short-term    Account
                                                    Stock       Stock     Securities     Securities   Investments  Assets (6)
                                                    --------  ----------  ----------     ----------   -----------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,............................... $     79    $    633    $    10        $    50      $    379    $    1,509
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................       --          --         --            (6)             1            --
  Net investment gains (losses)...................       11        (45)         --             --           (1)           101
  Net derivative gains (losses)...................       --          --         --             --            --            --
 Other comprehensive income (loss)................       11           1         --             --            --            --
Purchases (3).....................................       22           2         --             --           134           188
Sales (3).........................................     (20)       (298)        (8)           (30)         (379)         (482)
Issuances (3).....................................       --          --         --             --            --            --
Settlements (3)...................................       --          --         --             --            --            --
Transfers into Level 3 (4)........................        1          --         --             --            --            18
Transfers out of Level 3 (4)......................       --          --        (2)             --            --         (252)
                                                   --------   ----------  ----------     ----------   -----------  ----------
Balance, December 31,............................. $    104    $    293    $    --        $    14      $    134    $    1,082
                                                   ========   ==========  ==========     ==========   ===========  ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
 Net investment income............................ $     --    $     --    $    --        $   (6)      $      1    $       --
 Net investment gains (losses).................... $    (6)    $   (16)    $    --        $    --      $    (1)    $       --
 Net derivative gains (losses).................... $     --    $     --    $    --        $    --      $     --    $       --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                         Net Derivatives: (7)
                                                   ----------------------------------------
                                                              Foreign
                                                              Currency                            Net
                                                   Interest   Exchange            Equity       Embedded       Long-term
                                                     Rate       Rate     Credit   Market    Derivatives (8)  Debt of CSEs
                                                   --------   --------   ------   -------   ---------------  ------------
                                                                           (In millions)
Year Ended December 31, 2011:
Balance, January 1,...............................  $  (23)     $   46    $  33   $    --         $   (382)     $   (184)
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................       --         --       --        --                --            --
  Net investment gains (losses)...................       --         --       --        --                --           (8)
  Net derivative gains (losses)...................      (7)         10     (33)        --             (458)            --
 Other comprehensive income (loss)................      130         --       14        --                --            --
Purchases (3).....................................       --         --       --        --                --            --
Sales (3).........................................       --         --       --        --                --            --
Issuances (3).....................................       --         --      (2)        --                --            --
Settlements (3)...................................     (33)         --     (11)        --                50            76
Transfers into Level 3 (4)........................       --         --       --        --                --            --
Transfers out of Level 3 (4)......................       --         --       --        --                --            --
                                                   --------   --------   ------   -------   ---------------  ------------
Balance, December 31,.............................  $    67     $   56    $   1   $    --         $   (790)     $   (116)
                                                   ========   ========   ======   =======   ===============  ============
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $    --     $   --    $  --   $    --         $      --     $      --
  Net investment gains (losses)...................  $    --     $   --    $  --   $    --         $      --     $     (8)
  Net derivative gains (losses)...................                                                              $      --
                                                    $  (13)     $   10    $(32)   $    --         $   (454)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   ---------------------------------------------------------------------------
                                                                           Fixed Maturity Securities:
                                                   ---------------------------------------------------------------------------
                                                                U.S.                                     State and
                                                     U.S.     Treasury   Foreign                         Political   Foreign
                                                   Corporate and Agency Corporate   RMBS   CMBS   ABS   Subdivision Government
                                                   --------- ---------- --------- -------- ----- ------ ----------- ----------
                                                                                  (In millions)
Year Ended December 31, 2010:
Balance, January 1,...............................  $  4,674    $    --  $  3,456 $  2,290 $  87 $  958    $     20   $    249
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................        17         --       (1)       63     2      5          --          5
  Net investment gains (losses)...................      (10)         --      (32)     (47)   (2)   (33)          --        (1)
  Net derivative gains (losses)...................        --         --        --       --    --     --          --         --
 Other comprehensive income (loss)................       184         --       179      234    50    113          --         16
Purchases, sales, issuances and settlements (3)...     (400)         22     (709)    (420)  (21)    581           2         15
Transfers into Level 3 (4)........................       751         22       351       57    45     29          --         --
Transfers out of Level 3 (4)......................     (153)         --     (448)    (192)    --  (139)        (21)      (113)
                                                   --------- ---------- --------- -------- ----- ------ ----------- ----------
Balance, December 31,.............................  $  5,063    $    44  $  2,796 $  1,985 $ 161 $1,514    $      1   $    171
                                                   ========= ========== ========= ======== ===== ====== =========== ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $      8    $    --  $    (2) $     62 $   1 $    5    $     --   $      5
  Net investment gains (losses)...................  $   (32)    $    --  $   (43) $   (26) $ (2) $ (23)    $     --   $     --
  Net derivative gains (losses)...................  $     --    $    --  $     -- $     -- $  -- $   --    $     --   $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -------------------------------------------------------------------------
                                                   Equity Securities:     Trading and FVO Securities:
-                                                  ---------------------- -------------------------
                                                                Non-                        FVO
                                                             redeemable    Actively       General                   Separate
                                                   Common    Preferred      Traded        Account     Short-term    Account
                                                   Stock       Stock      Securities     Securities   Investments  Assets (6)
                                                   -------   ----------   ----------     ----------   -----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,............................... $    64    $     793    $      32      $      51    $        8    $  1,583
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................      --           --           --             10             1          --
  Net investment gains (losses)...................     (1)           30           --             --            --         142
  Net derivative gains (losses)...................      --           --           --             --            --          --
 Other comprehensive income (loss)................      --            2           --             --            --          --
Purchases, sales, issuances and settlements (3)...      16        (192)         (22)           (30)           370        (31)
Transfers into Level 3 (4)........................       1           --           --             37            --          46
Transfers out of Level 3 (4)......................     (1)           --           --           (18)            --       (231)
                                                   -------   ----------   ----------     ----------   -----------  ----------
Balance, December 31,............................. $    79    $     633    $      10      $      50    $      379    $  1,509
                                                   =======   ==========   ==========     ==========   ===========  ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $    --    $      --    $      --      $      13    $        1    $     --
  Net investment gains (losses)................... $   (2)    $     (3)    $      --      $      --    $       --    $     --
  Net derivative gains (losses)................... $    --    $      --    $      --      $      --    $       --    $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                        Net Derivatives: (7)
                                                   ----------------------------------------
                                                               Foreign
                                                               Currency                           Net         Long-term
                                                   Interest    Exchange            Equity      Embedded        Debt of
                                                     Rate        Rate     Credit   Market   Derivatives (8)   CSEs (9)
                                                   --------    --------   ------   ------   ---------------   ----------
                                                                         (In millions)
Year Ended December 31, 2010:
Balance, January 1,...............................  $    --    $     53    $  37   $    2     $         166   $       --
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................       --          --       --       --                --           --
  Net investment gains (losses)...................       --          --       --       --                --           48
  Net derivative gains (losses)...................       23          28        2      (2)             (588)           --
 Other comprehensive income (loss)................     (36)          --        1       --                --           --
Purchases, sales, issuances and settlements (3)...     (10)        (35)      (7)       --                40        (232)
Transfers into Level 3 (4)........................       --          --       --       --                --           --
Transfers out of Level 3 (4)......................       --          --       --       --                --           --
                                                   --------    --------   ------   ------   ---------------   ----------
Balance, December 31,.............................  $  (23)    $     46    $  33   $   --     $       (382)   $    (184)
                                                   ========    ========   ======   ======   ===============   ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $    --    $     --    $  --   $   --     $          --   $       --
  Net investment gains (losses)...................  $    --    $     --    $  --   $   --     $          --   $       48
  Net derivative gains (losses)...................  $    23    $     21    $   3   $  (2)     $       (584)   $       --

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9)The long-term debt of the CSEs consolidated as of January 1, 2010 is reported within the purchases, sales, issuances and settlements caption of the rollforward.

 Fair Value Option

  The following table presents information for long-term debt held by CSEs, which are accounted for under the FVO, and were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2012     2011
-                                                                          ------- --------
                                                                            (In millions)
Contractual principal balance............................................. $    60 $    138
Difference between estimated fair value and contractual principal balance.    (16)     (22)
                                                                           ------- --------
 Carrying value at estimated fair value (1)............................... $    44 $    116
                                                                           ======= ========

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                                      Years Ended December 31,
                                -------------------------------------------------------------------------------------------
                                              2012                              2011                              2010
                                --------------------------------- --------------------------------- -----------------------
                                 Carrying    Carrying              Carrying    Carrying              Carrying    Carrying
                                   Value       Value                 Value       Value                 Value       Value
                                 Prior to      After     Gains     Prior to      After     Gains     Prior to      After
                                Measurement Measurement (Losses)  Measurement Measurement (Losses)  Measurement Measurement
                                ----------- ----------- --------- ----------- ----------- --------- ----------- -----------
                                                                            (In millions)
Mortgage loans, net (1)........  $    377    $    361   $    (16)  $    168    $    143   $    (25)  $    176    $    160
Other limited partnership
 interests (2).................  $     78    $     48   $    (30)  $     11    $      8   $     (3)  $      3    $      1
Real estate joint ventures (3).  $     12    $      8   $     (4)  $     --    $     --   $      --  $      8    $      3
Goodwill (4)...................  $     10    $     --   $    (10)  $     --    $     --   $      --  $     --    $     --

                                ----------

                                ----------


                                 Gains
                                (Losses)
                                ---------

Mortgage loans, net (1)........ $    (16)
Other limited partnership
 interests (2)................. $     (2)
Real estate joint ventures (3). $     (5)
Goodwill (4)................... $      --

--------

(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                   December 31, 2012
                                             --------------------------------------------------------------
                                                                  Fair Value Hierarchy
                                             --------------------------------------------------------------
                                              Carrying                                         Total Estimated
                                               Value        Level 1     Level 2     Level 3      Fair Value
                                             ---------- ----------- ----------- -----------    ---------------
                                                                     (In millions)
Assets:
Mortgage loans, net......................... $   44,657 $        -- $        -- $    47,365      $    47,365
Policy loans................................ $    8,364 $        -- $       793 $     9,470      $    10,263
Real estate joint ventures.................. $       52 $        -- $        -- $        68      $        68
Other limited partnership interests......... $    1,048 $        -- $        -- $     1,161      $     1,161
Other invested assets....................... $    2,014 $        93 $     1,885 $       152      $     2,130
Premiums, reinsurance and other
 receivables................................ $   14,172 $        -- $        37 $    15,129      $    15,166
Liabilities:
PABs........................................ $   71,611 $        -- $        -- $    75,189      $    75,189
Long-term debt.............................. $    2,276 $        -- $     2,713 $        --      $     2,713
Other liabilities........................... $   19,865 $        -- $       171 $    20,488      $    20,659
Separate account liabilities................ $   51,985 $        -- $    51,985 $        --      $    51,985
Commitments: (1)
Mortgage loan commitments................... $       -- $        -- $        -- $        10      $        10
Commitments to fund bank credit facilities,
 bridge loans and private corporate bond
 investments................................ $       -- $        -- $        13 $        --      $        13

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                                                          December 31, 2011
                                                                                     ---------------------------
                                                                                         Carrying      Estimated
                                                                                        Value       Fair Value
                                                                                     ------------- -------------
                                                                                            (In millions)
Assets:
Mortgage loans, net................................................................. $      43,880 $      46,013
Policy loans........................................................................ $       8,314 $      10,279
Real estate joint ventures.......................................................... $          59 $          73
Other limited partnership interests................................................. $       1,207 $       1,517
Other invested assets............................................................... $       1,996 $       2,032
Premiums, reinsurance and other receivables......................................... $      18,127 $      19,276
Liabilities:
PABs................................................................................ $      65,606 $      68,360
Long-term debt...................................................................... $       2,106 $       2,408
Other liabilities................................................................... $      23,963 $      24,637
Separate account liabilities........................................................ $      45,467 $      45,467
Commitments: (1)
Mortgage loan commitments........................................................... $          -- $           3
Commitments to fund bank credit facilities, bridge loans and private corporate bond
 investments........................................................................ $          -- $          38

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 17 for additional information on these off-balance sheet obligations.

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Capital leases, which are not required to be disclosed at estimated fair value, are excluded from the preceding tables.

  Other Liabilities

  Other liabilities consist primarily of interest and dividends payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain ceded and assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

 Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities, bridge loans and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  A discontinued cash flow valuation was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. While performing the Step 2 analysis, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment, the Company considered similar analysis performed on the Retail Annuities reporting unit of its parent company, MetLife, Inc., and determined that all of the recorded goodwill associated with the Company's Retail Annuities reporting unit was not recoverable. A non-cash charge of $10 million, which had no impact on income taxes, was recorded for the impairment of the entire goodwill balance in other expenses in the consolidated statements of operations for the year ended December 31, 2012.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  As discussed in Note 2, during 2012, the Company reorganized its business. In connection with this reorganization, $105 million of goodwill at December 31, 2009 was reallocated to the Retail segment and Group,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Voluntary & Worksite Benefits segment in the amounts of $37 million and $68 million, respectively. The reorganization had no impact on goodwill for the Corporate Benefit Funding segment and Corporate & Other. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010. Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                               Retail    Benefits    Funding   & Other   Total
                              --------- ----------- --------- --------- --------
                                                (In millions)
Balance at December 31, 2011
Goodwill..................... $      37   $    68    $     2   $     4  $    111
Accumulated impairment.......        --        --         --        --        --
                              ---------   -------    -------   -------  --------
 Total goodwill, net......... $      37   $    68    $     2   $     4  $    111

Impairments.................. $    (10)   $    --    $    --   $    --  $   (10)

Balance at December 31, 2012
Goodwill.....................        37        68          2         4       111
Accumulated impairment.......      (10)        --         --        --      (10)
                              ---------   -------    -------   -------  --------
Total goodwill, net.......... $      27   $    68    $     2   $     4  $    101
                              =========   =======    =======   =======  ========

12. Long-term and Short-term Debt

  Long-term and short-term debt outstanding was as follows:

                                  Interest Rates (1)
                                ----------------------
                                                                     December 31,
                                              Weighted             -----------------
                                    Range     Average   Maturity     2012     2011
                                ------------- -------- ----------- -------- --------
                                                                     (In millions)
Surplus notes -- affiliated.... 3.00% - 7.38%  6.52%   2014 - 2037 $  1,099 $  1,099
Surplus notes.................. 7.63% - 7.88%  7.84%   2015 - 2025      700      700
Mortgage loans -- affiliated... 2.17% - 7.26%  5.40%   2015 - 2020      306      307
Senior notes -- affiliated (2). 1.03% - 3.09%  2.23%   2021 - 2022       80       --
Other notes.................... 0.22% - 8.00%  1.72%   2016 - 2027       91       --
Capital lease obligations......                                          25       26
                                                                   -------- --------
Total long-term debt (3).......                                       2,301    2,132
Total short-term debt..........                                         100      101
                                                                   -------- --------
 Total.........................                                    $  2,401 $  2,233
                                                                   ======== ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2012.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)Excludes $44 million and $116 million at December 31, 2012 and 2011, respectively, of long-term debt relating to CSEs. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2012 for the next five years and thereafter are $1 million in 2013, $220 million in 2014, $502 million in 2015, $5 million in 2016, $5 million in 2017 and $1.6 billion thereafter.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  Certain of the Company's debt instruments, credit facilities and committed facilities contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2012.

 Surplus Notes -- Affiliated

  In April 2011, Metropolitan Life Insurance Company repaid in cash a
$775 million surplus note issued to MetLife, Inc., with an original maturity of December 2011. The early redemption was approved by the Superintendent.

  In December 2010, Metropolitan Life Insurance Company repaid in cash a
$300 million surplus note issued to MetLife, Inc. with an original maturity of 2011. The early redemption was approved by the Superintendent.

  In November 2010, Metropolitan Life Insurance Company issued a $188 million surplus note to MetLife Mexico, S.A., an affiliate, maturing in 2015 with an interest rate of 3.0%.

 Capital Notes -- Affiliated

  In December 2011, Metropolitan Life Insurance Company repaid in cash $500 million of capital notes issued to MetLife, Inc.

 Mortgage Loans -- Affiliated

  In December 2011, a wholly-owned real estate subsidiary of the Company issued a note for $110 million to MICC. This affiliated mortgage loan is secured by real estate held by the Company for investment. This note bears interest at a rate of one-month LIBOR plus 1.95%, which is payable quarterly through maturity in 2015.

 Short-term Debt

  Short-term debt with original maturities of one year or less consisted entirely of commercial paper. During the years ended December 31, 2012, 2011 and 2010, the weighted average interest rate on short-term debt was 0.17%, 0.16% and 0.21%, respectively. During the years ended December 31, 2012, 2011 and 2010, the average daily balance of short-term debt was $119 million, $102 million and $311 million, respectively, and the average days outstanding was 40 days, 44 days and 29 days, respectively.

 Interest Expense

  Interest expense related to the Company's indebtedness included in other expenses was $148 million, $185 million and $202 million for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts include
$89 million, $125 million and $143 million of interest expense related to affiliated debt for the years ended December 31, 2012, 2011 and 2010, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See Note 8.

 Credit and Committed Facilities

  The Company maintains unsecured credit facilities and a committed facility, which aggregated $4.0 billion and $500 million, respectively, at December 31, 2012. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Facilities

  The unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed by the Company associated with these credit facilities were $3 million, $6 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in other expenses. Information on these credit facilities at December 31, 2012 was as follows:

                                                                       Letter of
                                                                        Credit                 Unused
Borrower(s)                                  Expiration     Capacity Issuances (1) Drawdowns Commitments
---------------------------------------- ------------------ -------- ------------- --------- -----------
                                                                           (In millions)
MetLife, Inc. and MetLife Funding, Inc.. September 2017 (2) $  1,000   $    365     $    --   $    635
MetLife, Inc. and MetLife Funding, Inc.. August 2016           3,000      2,203          --        797
                                                            --------   --------     -------   --------
 Total..................................                    $  4,000   $  2,568     $    --   $  1,432
                                                            ========   ========     =======   ========

--------

(1)MetLife, Inc. and MetLife Funding, Inc. are severally liable for their respective obligations under such unsecured credit facilities. MetLife Funding, Inc. is not an applicant under letters of credit outstanding as of December 31, 2012 and is not responsible for any reimbursement obligations under such letters of credit.
(2)In September 2012, MetLife, Inc. and MetLife Funding, Inc. entered into a $1.0 billion five-year credit agreement which amended and restated the three-year agreement dated October 2010. All borrowings under the 2012 five-year credit agreement must be repaid by September 2017, except that letters of credit outstanding on that date may remain outstanding until no later than September 2018. The Company incurred costs of $2 million related to the amended and restated credit facility, which have been capitalized and included in other assets. These costs will be amortized over the remaining term of the amended and restated credit facility.

  Committed Facility

  The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed by the Company associated with this committed facility were $3 million, $3 million and $4 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in other expenses. Information on the committed facility at December 31, 2012 was as follows:

                                                                 Letter of
                                                                  Credit                 Unused
Account Party/Borrower(s)                   Expiration Capacity  Issuances   Drawdowns Commitments
------------------------------------------- ---------- -------- ---------    --------- -----------
                                                                (In millions)
Exeter Reassurance Company, Ltd., MetLife,
  Inc. & Missouri Reinsurance, Inc......... June 2016   $  500  $    490 (1)  $    --   $      10

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $390 million in letters of credit at December 31, 2012.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Capital Contributions

  During the year ended December 31, 2011, United MetLife Insurance Company Limited ("United"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with Sino-US MetLife Insurance Company Limited ("Sino"), another insurance underwriting joint venture of an affiliate of the Company. The Company's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of United compared to the contributed capital and undistributed earnings of all other owners of United and Sino. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, the Company's investment in Sino-United is based on the carrying value of its investment in United. Pursuant to the merger, the Company entered into an agreement whereby the affiliate will pay an amount to the Company based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a capital contribution, was received during the year ended December 31, 2011. The Company's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

  During each of the years ended December 31, 2012, 2011 and 2010, MetLife, Inc. contributed $3 million in the form of payment of line of credit fees on the Company's behalf.

Stock-Based Compensation Plans

 Overview

  The stock-based compensation expense recognized by the Company is related to awards payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plans for Employees and Agents -- General Terms

  The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "2000 Stock Plan") authorized the granting of awards to employees and agents in the form of options ("Stock Options") to buy Shares that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By December 31, 2009 all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.

  Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

  The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of Shares remaining for issuance under that plan by one, and each Share issued under the 2005 Stock Plan in connection with awards other than Stock

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Options or Stock Appreciation Rights reduces the number of Shares remaining for issuance under that plan by 1.179 Shares. At December 31, 2012, the aggregate number of Shares remaining available for issuance pursuant to the 2005 Stock Plan was 24,715,318. Stock Option exercises and other awards settled in Shares are satisfied through the issuance of Shares held in treasury by MetLife, Inc. or by the issuance of new Shares.

  Of MetLife, Inc.'s stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010, 76%, 70% and 79%, respectively, was allocated to the Company. No expense amounts related to stock-based awards to MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, this discussion addresses MetLife, Inc.'s practices for recognizing expense for awards under the 2000 Stock Plan and 2005 Stock Plan (together, the "Incentive Plans"). References to compensation expense in this note refer to the Company's allocated portion of that expense. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

  Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

  Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

  Compensation Expense Related to Stock-Based Compensation

  The components of compensation expense related to stock-based compensation were as follows:

                                         Years Ended December 31,
                                         -------------------------
                                           2012     2011    2010
                                         -------- -------- -------
                                               (In millions)
             Stock Options.............. $     52 $     48 $    39
             Performance Shares (1).....       53       37      19
             Restricted Stock Units.....       22       15       9
                                         -------- -------- -------
             Total compensation expense. $    127 $    100 $    67
                                         ======== ======== =======
             Income tax benefit......... $     44 $     35 $    23
                                         ======== ======== =======

--------

(1)Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

  At December 31, 2012, the Company's allocated portion of expense for Stock Options, Performance Shares and Restricted Stock Units was 84%, 66% and 83%, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents MetLife, Inc.'s total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

                                           December 31, 2012
                                     ------------------------------
                                                   Weighted Average
                                        Expense         Period
                                     ------------- ----------------
                                     (In millions)     (Years)
             Stock Options..........  $        56        1.74
             Performance Shares.....  $        52        1.65
             Restricted Stock Units.  $        28        1.73

 Equity Awards

  Stock Options

  Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted have become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

  A summary of the activity related to Stock Options for the year ended December 31, 2012 was as follows:

                                                                                     Weighted
                                                                                      Average
                                                                                     Remaining    Aggregate
                                                      Shares Under Weighted Average Contractual   Intrinsic
                                                         Option     Exercise Price     Term       Value (1)
                                                      ------------ ---------------- ----------- -------------
                                                                                      (Years)   (In millions)
Outstanding at January 1, 2012.......................  34,713,526     $    40.22       5.35         $      --
Granted..............................................   6,247,050     $    37.91
Exercised............................................ (3,817,301)     $    28.44
Expired.............................................. (1,017,994)     $    47.35
Forfeited............................................   (972,210)     $    40.23
                                                      ------------
Outstanding at December 31, 2012.....................  35,153,071     $    40.89       5.50         $      51
                                                      ============ ================ =========== =============
Expected to vest at a future date as of December 31,
  2012...............................................  34,684,396     $    40.94       5.41         $      51
                                                      ============ ================ =========== =============
Exercisable at December 31, 2012.....................  24,530,711     $    41.36        4.16        $      50
                                                      ============ ================ =========== =============

--------

(1)The aggregate intrinsic value was computed using the closing Share price on December 31, 2012 of $32.94 and December 30, 2011 of $31.18, as applicable.

  The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of Shares; risk-free rate of return; expected dividend yield on Shares; exercise multiple; and the post-vesting termination rate.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying Shares rather than on daily price movements.

  The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

  Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.

  The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

  The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

                                                               Years Ended December 31,
                                                          -----------------------------------
                                                             2012        2011        2010
                                                          ----------- ----------- -----------
Dividend yield...........................................    1.95%       1.65%       2.11%
Risk-free rate of return................................. 0.21%-4.17% 0.29%-5.51% 0.35%-5.88%
Expected volatility......................................   35.59%      32.64%      34.41%
Exercise multiple........................................    1.58        1.69        1.75
Post-vesting termination rate............................    3.14%       3.36%       3.64%
Contractual term (years).................................     10          10          10
Expected life (years)....................................      7           7           7
Weighted average exercise price of stock options granted.   $37.91      $45.16      $35.06
Weighted average fair value of stock options granted.....   $11.33      $14.27      $11.29

  MetLife, Inc. deducts 35% of the compensation amount of a Stock Option from its income on its tax return. The compensation amount is the price of shares on the date the Stock Option is exercised less the exercise price of the Stock Option. This tax benefit is allocated to the subsidiary of MetLife, Inc. that is the current or former employer of the associate, or is or was the principal for the non-employee insurance agent, who exercised the Stock Option.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents a summary of Stock Option exercise activity:

                                                          Years Ended December 31,
                                                          ------------------------
                                                            2012    2011    2010
-                                                         -------- ------- -------
                                                               (In millions)
Total intrinsic value of stock options exercised......... $     29 $    41 $    22
Cash received from exercise of stock options............. $    109 $    88 $    52
Income tax benefit realized from stock options exercised. $     10 $    13 $     8

 Performance Shares

  Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

  Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances. Vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based on MetLife, Inc.'s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. The performance factor was 1.13 for the January 1, 2009 -- December 31, 2011 performance period.

 Restricted Stock Units

  Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. Restricted Stock Units are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

  The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents a summary of Performance Share and Restricted Stock Unit activity for the year ended December 31, 2012:

                                              Performance Shares        Restricted Stock Units
                                         ---------------------------- --------------------------
                                                     Weighted Average           Weighted Average
                                                        Grant Date                 Grant Date
                                           Shares       Fair Value      Units      Fair Value
                                         ----------- ---------------- --------- ----------------
Outstanding at January 1, 2012..........   5,024,094    $    31.50    1,562,849    $    34.74
Granted.................................   2,042,133    $    35.38      971,304    $    35.39
Forfeited...............................   (452,590)    $    37.36    (171,475)    $    37.62
Payable (1)............................. (1,791,609)    $    20.71    (282,530)    $    21.88
                                         -----------                  ---------
Outstanding at December 31, 2012........   4,822,028    $    36.93    2,080,148    $    36.55
                                         =========== ================ ========= ================
Expected to vest at a future date as of
  December 31, 2012.....................   4,817,941    $    36.98    2,080,148    $    36.55
                                         =========== ================ ========= ================

--------

(1)Includes both Shares paid and Shares deferred for later payment.

  Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2012, the three year performance period for the 2010 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,347,025 outstanding Performance Shares to which the 2010-2012 performance factor will be applied. The factor will be determined in the second quarter of 2013.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for Metropolitan Life Insurance Company and each of its insurance subsidiaries was in excess of four times Company Action RBC for all periods presented.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer, was $1.3 billion, $2.0 billion and $2.1 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $14.3 billion and $13.5 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the New York State Department of Financial Services.

  Statutory net income (loss) of New England Life Insurance Company ("NELICO"), a Massachusetts domiciled insurer, was $79 million, $63 million and $33 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $539 million and $529 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

  Statutory net income (loss) of GALIC, a Missouri domiciled insurer, was $19 million, $128 million and $64 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $873 million and $825 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, Metropolitan Life Insurance Company paid a dividend of $1.0 billion. During the year ended December 31, 2011, Metropolitan Life Insurance Company paid a dividend of $1.3 billion, of which $170 million was a transfer of securities. During the year ended December 31, 2010, Metropolitan Life Insurance Company paid a dividend of $631 million, of which $399 million was a transfer of securities. Based on amounts at December 31, 2012, Metropolitan Life Insurance Company could pay a stockholder dividend in 2013 of $1.4 billion without prior approval of the Superintendent.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, NELICO paid a dividend of $46 million, $107 million and $84 million, respectively. Based on amounts at December 31, 2012, NELICO could pay a stockholder dividend in 2013 of $77 million without prior approval of the Massachusetts Commissioner.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a cash dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, GALIC did not pay dividends to Metropolitan Life Insurance Company. During the year ended December 31, 2011, GALIC paid an extraordinary cash dividend to GenAmerica Financial, LLC ("GenAmerica"), its former parent, of $183 million and GenAmerica subsequently paid an ordinary dividend to Metropolitan Life Insurance Company of $183 million. During the year ended December 31, 2010, GALIC paid a dividend to GenAmerica, which was subsequently paid by GenAmerica to Metropolitan Life Insurance Company, of $149 million. Based on amounts at December 31, 2012, GALIC could pay a stockholder dividend in 2013 of $86 million without prior approval of the Missouri Director.

  For the years ended December 31, 2012, 2011 and 2010, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $87 million, $518 million and $248 million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                        Years Ended December 31,
                                                                                    --------------------------------
                                                                                       2012       2011       2010
                                                                                    ---------- ---------- ----------
                                                                                             (In millions)
Holding gains (losses) on investments arising during the year...................... $    4,825 $    9,190 $    7,350
Income tax effect of holding gains (losses)........................................    (1,688)    (3,219)    (2,568)
Reclassification adjustments for recognized holding (gains) losses included in
 current year income...............................................................        120       (45)      (545)
Income tax effect of reclassification adjustments..................................       (42)         16        190
Allocation of holding (gains) losses on investments relating to other policyholder
 amounts...........................................................................    (2,684)    (5,375)    (2,153)
Income tax effect of allocation of holding (gains) losses to other policyholder
 amounts...........................................................................        940      1,883        752
                                                                                    ---------- ---------- ----------
Net unrealized investment gains (losses), net of income tax........................      1,471      2,450      3,026
Foreign currency translation adjustments, net of income tax expense (benefit)
 of ($11) million, $3 million and ($13) million....................................       (19)          3       (16)
Defined benefit plans adjustment, net of income tax expense (benefit)
 of ($268) million, ($249) million and $63 million.................................      (498)      (422)         98
                                                                                    ---------- ---------- ----------
Other comprehensive income (loss), net of income tax...............................        954      2,031      3,108
Other comprehensive income (loss) attributable to noncontrolling interests.........         --         --        (6)
                                                                                    ---------- ---------- ----------
Other comprehensive income (loss) attributable to Metropolitan Life Insurance
 Company, excluding cumulative effect of change in accounting principle............        954      2,031      3,102
Cumulative effect of change in accounting principle, net of income tax expense
 (benefit) of $0, $0 and $6 million (see Note 1)...................................         --         --         10
                                                                                    ---------- ---------- ----------
Other comprehensive income (loss) attributable to Metropolitan Life Insurance
 Company........................................................................... $      954 $    2,031 $    3,112
                                                                                    ========== ========== ==========

14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2012      2011      2010
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $  2,426  $  2,260  $  2,230
Pension, postretirement and postemployment benefit costs...      285       330       331
Commissions................................................      769       724       651
Volume-related costs.......................................      241       196       173
Affiliated interest costs on ceded and assumed reinsurance.    1,209     1,393     1,386
Capitalization of DAC......................................     (632)     (724)     (640)
Amortization of DAC and VOBA...............................      991       875       809
Interest expense on debt and debt issuance costs...........      152       194       217
Premium taxes, licenses and fees...........................      294       302       288
Professional services......................................      946       832       743
Rent, net of sublease income...............................      123       129       147
Other......................................................     (410)      (40)      (53)
                                                            --------  --------  --------
  Total other expenses..................................... $  6,394  $  6,471  $  6,282
                                                            ========  ========  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Capitalization of DAC and Amortization of DAC and VOBA

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 18 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced in 2012 an enterprise-wide strategic initiative. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Estimated restructuring costs may change as management continues to execute this enterprise-wide strategic initiative. Such restructuring charges, primarily related to severance, which were allocated to the Company were as follows:

                                                                      Year Ended December 31, 2012
                                                                    ------------------------------
                                                                            (In millions)
Balance at January 1,..............................................   $                       --
Restructuring charges..............................................                          119
Cash payments......................................................                         (97)
                                                                    ------------------------------
Balance at December 31,............................................   $                       22
                                                                    ==============================
Total restructuring charges incurred since inception of initiative.   $                      119
                                                                    ==============================

  Management anticipates further restructuring charges including severance, lease and asset impairments, through the year ending December 31, 2014. However, such restructuring plans were not sufficiently developed to enable MetLife, Inc. to make an estimate of such restructuring charges at December 31, 2012.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2012, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Obligations and Funded Status

                                                                                    Other
                                                              Pension          Postretirement
                                                           Benefits (1)           Benefits
                                                       --------------------- -------------------
                                                                     December 31,
                                                       -----------------------------------------
                                                          2012       2011       2012      2011
                                                       ---------- ---------- ---------- --------
                                                                     (In millions)
Change in benefit obligations:
Benefit obligations at January 1,..................... $    7,867 $    6,690 $    2,106 $  1,819
 Service costs........................................        197        165         36       16
 Interest costs.......................................        384        384        103      107
 Plan participants' contributions.....................         --         --         29       28
 Net actuarial (gains) losses.........................        944        897        261      269
 Plan amendments, change in benefits, and other (2)...         --        128         --       --
 Net transfer in (out) of controlled group............         --       (12)         --       --
 Benefits paid........................................      (455)      (385)      (133)    (133)
                                                       ---------- ---------- ---------- --------
Benefit obligations at December 31,...................      8,937      7,867      2,402    2,106
                                                       ---------- ---------- ---------- --------
Change in plan assets:
Fair value of plan assets at January 1,...............      6,699      5,976      1,240    1,184
 Actual return on plan assets.........................        695        787        105       81
 Plan amendments, change in benefits, and other (2)...         --        110         --       --
 Plan participants' contributions.....................         --         --         29       28
 Employer contributions...............................        451        223         79       80
 Net transfer in (out) of controlled group............         --       (12)         --       --
 Benefits paid........................................      (455)      (385)      (133)    (133)
                                                       ---------- ---------- ---------- --------
Fair value of plan assets at December 31,.............      7,390      6,699      1,320    1,240
                                                       ---------- ---------- ---------- --------
 Over (under) funded status at December 31,........... $  (1,547) $  (1,168) $  (1,082) $  (866)
                                                       ========== ========== ========== ========
Amounts recognized in the consolidated balance sheets
  consist of:
 Other assets......................................... $       -- $       -- $       -- $     --
 Other liabilities....................................    (1,547)    (1,168)    (1,082)    (866)
                                                       ---------- ---------- ---------- --------
   Net amount recognized.............................. $  (1,547) $  (1,168) $  (1,082) $  (866)
                                                       ========== ========== ========== ========
Accumulated other comprehensive (income) loss:
 Net actuarial (gains) losses......................... $    2,918 $    2,403 $      796 $    621
 Prior service costs (credit).........................         23         29       (74)    (179)
                                                       ---------- ---------- ---------- --------
   Accumulated other comprehensive (income) loss,
     before income tax................................ $    2,941 $    2,432 $      722 $    442
                                                       ========== ========== ========== ========
Accumulated Benefit Obligation........................ $    8,381 $    7,438        N/A      N/A
                                                       ========== ==========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $1.1 billion and $997 million at December 31, 2012 and 2011, respectively.

(2)During 2011, the Company became the sole sponsor of a certain qualified defined pension plan. Accordingly, the Company transitioned its accounting for that plan from a multiemployer to a single employer plan as of December 31, 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                  December 31,
                                                -----------------
                                                  2012     2011
                                                -------- --------
                                                  (In millions)
               Projected benefit obligations... $  1,282 $  1,129
               Accumulated benefit obligations. $  1,127 $  1,011
               Fair value of plan assets....... $    123 $    110

  Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets were as follows:

                                                              Other
                                           Pension       Postretirement
                                          Benefits          Benefits
                                      ----------------- -----------------
                                                 December 31,
                                      -----------------------------------
                                        2012     2011     2012     2011
                                      -------- -------- -------- --------
                                                 (In millions)
       Projected benefit obligations. $  8,937 $  7,867 $  2,402 $  2,106
       Fair value of plan assets..... $  7,390 $  6,699 $  1,320 $  1,240

 Net Periodic Benefit Costs

  Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of net actuarial gains (losses) and amortization of any prior service cost (credit).

  The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

  Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

  . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

  . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

  . Settlement and Curtailment Costs -- The aggregate amount of net gains (losses) recognized in net periodic benefit costs due to settlements and curtailments. Settlements result from actions that relieve/

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

  . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

  . Amortization of Net Actuarial Gains (Losses) -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

  . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

  The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                     Pension Benefits     Other Postretirement Benefits
                                                  ----------------------- -----------------------------
                                                             Years Ended December 31,
                                                  -----------------------------------------------------
                                                   2012    2011    2010    2012       2011      2010
                                                  ------- ------- -------  -------    -------   ------
                                                                  (In millions)
Net Periodic Benefit Costs:
 Service costs................................... $   190 $   165 $   150 $    30    $    16   $   17
 Interest costs..................................     374     384     375      95        107      111
 Settlement and curtailment costs................      --      --       8      --         --       --
 Expected return on plan assets..................   (448)   (423)   (422)    (75)       (76)     (79)
 Amortization of net actuarial (gains) losses....     182     189     192      52         42       38
 Amortization of prior service costs (credit)....       6       3       6    (95)      (108)     (83)
                                                  ------- ------- -------  -------    -------   ------
   Total net periodic benefit costs (credit).....     304     318     309       7       (19)        4
                                                  ------- ------- -------  -------    -------   ------
Other Changes in Plan Assets and Benefit
  Obligations Recognized in Other
  Comprehensive Income (Loss):
 Net actuarial (gains) losses....................     705     532      24     232        264       49
 Prior service costs (credit)....................      --      18      --      --         --     (81)
 Amortization of net actuarial gains (losses)....   (189)   (189)   (192)    (57)       (42)     (38)
 Amortization of prior service (costs) credit....     (6)     (3)     (6)     104        108       83
                                                  ------- ------- -------  -------    -------   ------
   Total recognized in other comprehensive
     income (loss)...............................     510     358   (174)     279        330       13
                                                  ------- ------- -------  -------    -------   ------
     Total recognized in net periodic benefit
       costs and other comprehensive income
       (loss).................................... $   814 $   676 $   135 $   286    $   311   $   17
                                                  ======= ======= =======  =======    =======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  For the year ended December 31, 2012, included within OCI were other changes in plan assets and benefit obligations associated with pension benefits of $510 million and other postretirement benefits of $279 million for an aggregate reduction in OCI of $789 million before income tax and $512 million, net of income tax.

  The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $216 million and $6 million, and $73 million and ($75) million, respectively.

  The Medicare Modernization Act of 2003 created various subsidies for sponsors of retiree drug programs. Two common ways of providing subsidies were the Retiree Drug Subsidy ("RDS") and Medicare Part D Prescription Drug Plans ("PDP"). From 2006 through 2010, the Company applied for and received the RDS each year. The RDS program provides the subsidy through cash payments made by Medicare to the Company, resulting in smaller net claims paid by the Company. A summary of the reduction to the APBO and the related reduction to the components of net periodic other postretirement benefits plan costs resulting from receipt of the RDS is presented below. As of January 1, 2011, as a result of changes made under the Patient Protection and Affordable Care Act of 2010, the Company, no longer applies for the RDS. Instead it has joined PDP and will indirectly receive Medicare subsidies in the form of smaller gross benefit payments for prescription drug coverage.

                                                                      December 31, 2010
                                                                    -------------------
                                                                       (In millions)
Cumulative reduction in other postretirement benefits obligations:
 Balance at January 1,.............................................   $          247
 Service costs.....................................................                3
 Interest costs....................................................               16
 Net actuarial (gains) losses......................................            (255)
 Expected prescription drug subsidy................................             (11)
                                                                      --------------
 Balance at December 31,...........................................   $           --
                                                                      ==============

                                                                   Year Ended
                                                                 December 31, 2010
                                                               -------------------
                                                                  (In millions)
Reduction in net periodic other postretirement benefit costs:
 Service costs................................................   $            3
 Interest costs...............................................               16
 Amortization of net actuarial (gains) losses.................               10
                                                                 --------------
   Total reduction in net periodic benefit costs..............   $           29
                                                                 ==============

  The Company did not receive subsidies for the year ended December 31, 2012. The Company received subsidies of $3 million and $8 million for the years ended December 31, 2011 and 2010, respectively.

Assumptions

  Assumptions used in determining benefit obligations were as follows:

                                              Pension Benefits     Other Postretirement Benefits
                                           ----------------------  ----------------------------
                                                      December 31,
                                           ----------------------------------------------------
                                              2012        2011     2012           2011
                                           ----------  ----------  ----           ----
  Weighted average discount rate..........    4.20%       4.95%    4.20%          4.95%
  Rate of compensation increase........... 3.50%-7.50% 3.50%-7.50%  N/A            N/A

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assumptions used in determining net periodic benefit costs were as follows:

                                            Pension Benefits           Other Postretirement Benefits
                                   ----------------------------------- -----------------------------
                                                       December 31,
                                   ----------------------------------------------------------------
                                      2012        2011        2010     2012      2011      2010
                                   ----------- ----------- -----------   -----   ----      ----
Weighted average discount rate....    4.95%       5.80%       6.25%    4.95%     5.80%     6.25%
Weighted average expected rate of
  return onplan assets............    7.00%       7.25%       8.00%    6.26%     7.25%     7.20%
Rate of compensation increase..... 3.50%-7.50% 3.50%-7.50% 3.50%-7.50%  N/A       N/A       N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2013 is currently anticipated to be 6.25% for pension benefits and 5.75% for other postretirement benefits.

  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                      December 31,
                       --------------------------------------------------------------------------
                                        2012                                 2011
                       -------------------------------------- -----------------------------------
                       7.8% in 2013, gradually                7.3% in 2012, gradually
                       decreasing each year until 2094        decreasing each year until 2083
                       reaching the ultimate rate of 4.4% for reaching the ultimate rate of 4.3%.
Pre-and Post-Medicare  Pre-Medicare and 4.6% for
  eligible claims..... Post-Medicare.

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2012:

                                                                        One Percent  One Percent
                                                                         Increase     Decrease
                                                                       ------------ ------------
                                                                             (In millions)
Effect on total of service and interest costs components..............  $       17  $       (14)
Effect of accumulated postretirement benefit obligations..............  $      309  $      (252)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Plan Assets

  The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

                 Level 1 This category includes investments in fixed maturity securities, equity securities, derivative assets, and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.
                 Level 2  This category includes certain
                          separate accounts that are primarily
                          invested in liquid and readily
                          marketable securities. The estimated
                          fair value of such separate account
                          is based upon reported NAV provided
                          by fund managers and this value
                          represents the amount at which
                          transfers into and out of the
                          respective separate account are
                          effected. These separate accounts
                          provide reasonable levels of price
                          transparency and can be corroborated
                          through observable market data.

                          Certain separate accounts are
                          invested in investment partnerships
                          designated as hedge funds. The values
                          for these separate accounts is
                          determined monthly based on the NAV
                          of the underlying hedge fund
                          investment. Additionally, such hedge
                          funds generally contain lock out or
                          other waiting period provisions for
                          redemption requests to be filled.
                          While the reporting and redemption
                          restrictions may limit the frequency
                          of trading activity in separate
                          accounts invested in hedge funds, the
                          reported NAV, and thus the referenced
                          value of the separate account,
                          provides a reasonable level of price
                          transparency that can be corroborated
                          through observable market data.

                          Directly held investments are
                          primarily invested in U.S. and
                          foreign government and corporate
                          securities.
                 Level 3  This category includes separate
                          accounts that are invested in fixed
                          maturity securities, equity
                          securities, derivative assets and
                          other investments that provide little
                          or no price transparency due to the
                          infrequency with which the underlying
                          assets trade and generally require
                          additional time to liquidate in an
                          orderly manner. Accordingly, the
                          values for separate accounts invested
                          in these alternative asset classes
                          are based on inputs that cannot be
                          readily derived from or corroborated
                          by observable market data.

  The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

  The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

  The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

  Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

  The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2012 for the Invested Plans:

                                                           Pension             Postretirement Medical
                                                   -------------------------- --------------------------
                                                            Actual Allocation          Actual Allocation
                                                            -----------------          -----------------
                                                     Target   2012     2011     Target   2012     2011
                                                   -------- -------  -------  -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     75%      69%      61%      70%      63%      62%
Equity securities (2).............................     12%      21%      24%      30%      37%      37%
Alternative securities (3)........................     13%      10%      15%       0%      --%       1%
                                                            -------  -------           -------  -------
 Total assets.....................................             100%     100%              100%     100%
                                                            =======  =======           =======  =======

                                                      Postretirement Life
                                                   -------------------------
                                                            Actual Allocation
                                                            ----------------
                                                     Target    2012     2011
                                                   -------- --------  -------
Asset Class:
Fixed maturity securities (1).....................      0%      -- %      --%
Equity securities (2).............................      0%      -- %      --%
Alternative securities (3)........................    100%      100%     100%
                                                            --------  -------
 Total assets.....................................              100%     100%
                                                            ========  =======

----------

(1)Fixed maturity securities include ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks and U.S. government bonds. Certain prior year amounts have been reclassified from alternative securities into fixed maturity securities to conform to the current year presentation.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       December 31, 2012
                             ------------------------------------------------------------------------
                                      Pension Benefits              Other Postretirement Benefits
                             -----------------------------------  ------------------------------------
                             Fair Value Measurements at           Fair Value Measurements at
                               Reporting Date Using                Reporting Date Using
                             -------------------------            --------------------------
                                                          Total                                Total
                                                        Estimated                            Estimated
                                                          Fair                                 Fair
                             Level 1   Level 2  Level 3   Value   Level 1  Level 2  Level 3    Value
                             --------  -------- ------- --------- -------  -------  -------  ---------
                                                         (In millions)
Assets:
Fixed maturity securities:
  Corporate................. $     --  $  2,119 $   18  $  2,137  $   --   $  165    $  4    $    169
  U.S. government bonds.....    1,082       150     --     1,232     175        3      --         178
  Foreign bonds.............       --       714      7       721      --       51      --          51
  Federal agencies..........        1       314     --       315      --       26      --          26
  Municipals................       --       242     --       242      --       70       1          71
  Other (1).................       --       460      7       467      --       55       3          58
                             --------  -------- ------  --------  ------   ------    ----    --------
   Total fixed maturity
     securities.............    1,083     3,999     32     5,114     175      370       8         553
                             --------  -------- ------  --------  ------   ------    ----    --------
Equity securities:
  Common stock - domestic...    1,024        36    129     1,189     249        1      --         250
  Common stock - foreign....      339        --     --       339      83       --      --          83
                             --------  -------- ------  --------  ------   ------    ----    --------
   Total equity securities..    1,363        36    129     1,528     332        1      --         333
                             --------  -------- ------  --------  ------   ------    ----    --------
Other investments...........       --       110    419       529      --       --      --          --
Short-term investments......       --       200     --       200      --      432      --         432
Money market securities.....        2         9     --        11       1       --      --           1
Derivative assets...........       --         7      1         8      --        1      --           1
                             --------  -------- ------  --------  ------   ------    ----    --------
   Total assets............. $  2,448  $  4,361 $  581  $  7,390  $  508   $  804    $  8    $  1,320
                             ========  ======== ======  ========  ======   ======    ====    ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                                   December 31, 2011
                                         ------------------------------------------------------------------------
                                                  Pension Benefits              Other Postretirement Benefits
-                                        -----------------------------------  ------------------------------------
                                         Fair Value Measurements at           Fair Value Measurements at
                                           Reporting Date Using                Reporting Date Using
-                                        -------------------------            --------------------------
                                                                      Total                                Total
                                                                    Estimated                            Estimated
                                                                      Fair                                 Fair
                                         Level 1   Level 2  Level 3   Value   Level 1  Level 2  Level 3    Value
                                         --------  -------- ------- --------- -------  -------  -------  ---------
                                                                     (In millions)
Assets:
Fixed maturity securities:
  Corporate............................. $     --  $  1,820 $   30  $  1,850  $   --   $  139    $   4   $    143
  U.S. government bonds.................      949       176     --     1,125     160        1       --        161
  Foreign bonds.........................       --       200      5       205      --       13       --         13
  Federal agencies......................        1       270     --       271      --       29       --         29
  Municipals............................       --       174     --       174      --       59        1         60
  Other (1).............................       --       445      2       447      --       84        5         89
                                         --------  -------- ------  --------  ------   ------    -----   --------
   Total fixed maturity securities......      950     3,085     37     4,072     160      325       10        495
                                         --------  -------- ------  --------  ------   ------    -----   --------
Equity securities:
  Common stock - domestic...............    1,082        36    194     1,312     240        2       --        242
  Common stock - foreign................      271        --     --       271      55       --       --         55
                                         --------  -------- ------  --------  ------   ------    -----   --------
   Total equity securities..............    1,353        36    194     1,583     295        2       --        297
                                         --------  -------- ------  --------  ------   ------    -----   --------
Other investments.......................       --        65    501       566      --       --       --         --
Short-term investments..................        4       378     --       382       6      435       --        441
Money market securities.................        2        --     --         2      --        1       --          1
Derivative assets.......................       28         9      4        41      --       --        1          1
Other receivables.......................       --        45     --        45      --        4       --          4
Securities receivable...................       --         8     --         8      --        1       --          1
                                         --------  -------- ------  --------  ------   ------    -----   --------
   Total assets......................... $  2,337  $  3,626 $  736  $  6,699  $  461   $  768    $  11   $  1,240
                                         ========  ======== ======  ========  ======   ======    =====   ========

----------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations, and ABS. The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock-       Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2012:
Balance, January 1,.  $    30  $     5  $     2   $    194    $    501    $     4    $     4   $     1    $     5   $     1
Realized gains
 (losses)...........       --       --       --       (25)          52          4         --        --        (2)         2
Unrealized gains
 (losses)...........      (1)        8        1          9        (38)        (6)         --        --          2       (2)
Purchases, sales,
 issuances and
 settlements, net...     (11)      (6)        4       (49)        (96)        (1)         --        --        (2)       (1)
Transfers into
 and/or out of
 Level 3............       --       --       --         --          --         --         --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance,
 December 31,.......  $    18  $     7  $     7   $    129    $    419    $     1    $     4   $     1    $     3   $    --
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock-       Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2011:
Balance, January 1,.  $    45  $     4  $     2   $    228    $    446    $   (1)    $     4   $     1    $     6   $    --
Realized gains
 (losses)...........       --       --      (1)       (57)          80          1         --        --        (1)        --
Unrealized gains
 (losses)...........      (3)      (2)        1        110          42          6         --        --          1         1
Purchases, sales,
 issuances and
 settlements, net...     (13)        3      (1)       (87)        (67)        (2)         --        --        (1)        --
Transfers into
 and/or out of
 Level 3............        1       --        1         --          --         --         --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance,
 December 31,.......  $    30  $     5  $     2   $    194    $    501    $     4    $     4   $     1    $     5   $     1
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ---------------------------------------------------------------------------------------------
                                            Pension Benefits                        Other Postretirement Benefits
-                    -------------------------------------------------------------- ------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock-       Other    Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
                                                             (In millions)
Year Ended
 December 31, 2010:
Balance, January 1,.   $  64    $   5   $    66   $    229    $    354    $    --    $    --   $    --     $   9
Realized gains
 (losses)...........      --       --      (11)         --          74          2         --        --       (4)
Unrealized gains
 (losses)...........       7        1        13        (2)         (4)        (2)          1        --         1
Purchases, sales,
 issuances and
 settlements, net...    (17)      (2)      (67)          1          22        (1)         --        --       (1)
Transfers into
 and/or out of
 Level 3............     (9)       --         1         --          --         --          3         1         1
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
Balance,
 December 31,.......   $  45    $   4   $     2   $    228    $    446    $   (1)    $     4   $     1     $   6
                     ========= ======= ========= =========== =========== ========== ========= ========== =========

----------

(1)Other includes ABS and collateralized mortgage obligations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Expected Future Contributions and Benefit Payments

  It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2013. The Company expects to make discretionary contributions to the qualified pension plan of $202 million in 2013. For information on employer contributions, see "--Obligations and Funded Status."

  Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $61 million to fund the benefit payments in 2013.

  Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $78 million towards benefit obligations in 2013 to pay postretirement medical claims.

  As noted previously, the Company no longer expects to receive the RDS under the Medicare Modernization Act of 2003 to partially offset payment of such benefits. Instead, the gross benefit payments that will be made under the PDP will already reflect subsidies.

  Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                                     Other
                                                      Pension    Postretirement
                                                      Benefits      Benefits
                                                    ------------ --------------
                                                           (In millions)
 2013.............................................. $        422   $      113
 2014.............................................. $        457   $      116
 2015.............................................. $        452   $      118
 2016.............................................. $        468   $      119
 2017.............................................. $        493   $      120
 2018-2022......................................... $      2,705   $      617

 Additional Information

  As previously discussed, most of the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were $54 million, $47 million and $46 million for the years ended December 31, 2012, 2011 and 2010, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $867 million, $885 million and $767 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $83 million, $73 million and $72 million for the years ended December 31, 2012, 2011 and 2010, respectively.

16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                       2012     2011    2010
  -                                                  -------- -------- ------
                                                          (In millions)
  Current:
   Federal.......................................... $    675 $    551 $  304
   State and local..................................        2        2      4
   Foreign..........................................      176      116     46
                                                     -------- -------- ------
     Subtotal.......................................      853      669    354
                                                     -------- -------- ------
  Deferred:
   Federal..........................................      346      769    346
   Foreign..........................................    (144)       22     69
                                                     -------- -------- ------
     Subtotal.......................................      202      791    415
                                                     -------- -------- ------
       Provision for income tax expense (benefit)... $  1,055 $  1,460 $  769
                                                     ======== ======== ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                  2012     2011    2010
                                                -------- -------- ------
                                                     (In millions)
       Tax provision at U.S. statutory rate.... $  1,294 $  1,660 $  878
       Tax effect of:
         Tax-exempt investment income..........    (118)    (102)  (100)
         State and local income tax............        2        3      1
         Prior year tax........................       10       10     48
         Tax credits...........................    (160)    (119)   (72)
         Foreign tax rate differential.........        3        2    (2)
         Change in valuation allowance.........       13       --     13
         Other, net............................       11        6      3
                                                -------- -------- ------
          Provision for income tax expense
            (benefit).......................... $  1,055 $  1,460 $  769
                                                ======== ======== ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                 December 31,
                                                             ---------------------
                                                                2012       2011
                                                             ---------- ----------
                                                                 (In millions)
Deferred income tax assets:
  Policyholder liabilities and receivables.................. $    2,495 $    2,558
  Net operating loss carryforwards..........................         35         26
  Employee benefits.........................................      1,075        840
  Capital loss carryforwards................................         17         11
  Tax credit carryforwards..................................        372        249
  Litigation-related and government mandated................        175        200
  Other.....................................................        198         94
                                                             ---------- ----------
   Total gross deferred income tax assets...................      4,367      3,978
  Less: Valuation allowance.................................         52         38
                                                             ---------- ----------
   Total net deferred income tax assets.....................      4,315      3,940
                                                             ---------- ----------
Deferred income tax liabilities:
  Investments, including derivatives........................      2,283      1,754
  DAC.......................................................      1,629      1,876
  Net unrealized investment gains...........................      3,412      2,617
  Other.....................................................         27         17
                                                             ---------- ----------
   Total deferred income tax liabilities....................      7,351      6,264
                                                             ---------- ----------
   Net deferred income tax asset (liability)................ $  (3,036) $  (2,324)
                                                             ========== ==========

  The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2012:

                                               Net Operating Loss                 Capital Loss
                                                  Carryforwards                   Carryforwards
                                         ------------------------------- -------------------------------
                                            Amount        Expiration        Amount        Expiration
                                         ------------- ----------------- ------------- -----------------
                                         (In millions)                   (In millions)
Domestic................................   $      30   Beginning in 2018   $      --   N/A
Foreign.................................   $      70   Beginning in 2027   $      50   Beginning in 2014

  Tax credit carryforwards of $372 million at December 31, 2012 will expire beginning in 2021.

  The Company has recorded a valuation allowance increase related to tax benefits of $7 million related to certain state and foreign net operating loss carryforwards and an increase of $7 million related to certain foreign capital loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards and certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2003, except for 2000 through 2002 where the IRS has disallowed certain tax credits claimed and the Company continues to protest. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2013.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2012     2011     2010
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    525 $    499 $    592
Additions for tax positions of prior years...............................       27       26        2
Reductions for tax positions of prior years..............................      (5)       --     (54)
Additions for tax positions of current year..............................       --        1        2
Reductions for tax positions of current year.............................       --      (1)      (1)
Settlements with tax authorities.........................................     (15)       --     (31)
Lapses of statutes of limitations........................................       --       --     (11)
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    532 $    525 $    499
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    466 $    459 $    432
                                                                          ======== ======== ========

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                             Years Ended December 31,
                                                             ----------------------
                                                              2012     2011    2010
                                                             ------   ------- -------
                                                                 (In millions)
Interest recognized in the consolidated statements of
  operations................................................ $    8   $    27 $    27

                                                                       December 31,
                                                                      ---------------
                                                                       2012    2011
                                                                      ------- -------
                                                                       (In millions)
Interest included in other liabilities in the consolidated balance
  sheets............................................................. $   211 $   203

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $69 million, respectively, related to the separate account DRD. The 2012 benefit included a benefit of $2 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $4 million related to a true-up of the 2010 tax return.

17.  Contingencies, Commitments and Guarantees

Contingencies

  Litigation

  The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Matters as to Which an Estimate Can Be Made

  For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2012, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $235 million.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

  Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

  Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs-- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
(ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

  The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                                     December 31,
                                                             --------------------------------------
                                                               2012         2011         2010
                                                              ---------    ---------    ---------
                                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.................    65,812       66,747       68,513
Number of new claims during the year........................     5,303        4,972        5,670
Settlement payments during the year (1)..................... $    36.4    $    34.2    $    34.9

--------

(1)Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

  In 2009, Metropolitan Life Insurance Company received 3,910 new claims, ending the year with a total of 68,804 claims, and paid $37.6 million for settlements reached in 2009 and prior years. In 2008, Metropolitan Life Insurance Company received 5,063 new claims, ending the year with a total of 74,027 claims, and paid $99 million for settlements reached in 2008 and prior years. In 2007, Metropolitan Life Insurance Company received 7,161 new claims, ending the year with a total of 79,717 claims, and paid $28.2 million for settlements reached in 2007 and prior years. In 2006, Metropolitan Life Insurance Company received 7,870 new claims, ending the year with a total of 87,070 claims, and paid $35.5 million for settlements reached in 2006 and prior years. In 2005, Metropolitan Life Insurance Company received 18,500 new claims, ending the year with a total of 100,250 claims, and paid $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received 23,900 new claims, ending the year with a total of 108,000 claims, and paid $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received 58,750 new claims, ending the year with a total of 111,700 claims, and paid $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

  The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

  The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

  Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims by $402 million from $820 million to $1.2 billion. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2012.

 Regulatory Matters

  The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC"); federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

  United States of America v. EME Homer City Generation, L.P., et al. (W.D. Pa., filed January 4, 2011). On January 4, 2011, the U.S. commenced a civil action in United States District Court for the Western District of Pennsylvania against EME Homer City Generation L.P. ("EME Homer City"), Homer City OL6 LLC, and other defendants regarding the operations of the Homer City Generating Station, an electricity generating facility. At

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

the time the action was commenced, Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, was a passive investor with a non-controlling interest in the electricity generating facility, which was solely operated by the lessee, EME Homer City. In a 2012 transaction, ownership of the electricity generating facility was transferred to Homer City Generation, L.P., and Homer City OL6 LLC was merged into Homer City Generation, L.P. Metropolitan Life Insurance Company is a limited partner in Homer City Generation, L.P. The complaint sought injunctive relief and assessment of civil penalties for alleged violations of the federal Clean Air Act and Pennsylvania's State Implementation Plan. The alleged violations were the subject of Notices of Violations ("NOVs") that the Environmental Protection Agency ("EPA") issued to EME Homer City, Homer City OL6 LLC, and others in June 2008 and May 2010. On January 7, 2011, the United States District Court for the Western District of Pennsylvania granted the motion by the Pennsylvania Department of Environmental Protection and the State of New York to intervene in the lawsuit as additional plaintiffs. On February 16, 2011, the State of New Jersey filed an Intervenor's Complaint in the lawsuit. On October 12, 2011, the court issued an order dismissing the U.S.'s lawsuit with prejudice. The Government entities have appealed from the order granting defendants' motion to dismiss. EME Homer City acknowledged its obligation to indemnify the owners of the electricity generating facility for any claims relating to the NOVs. The Sierra Club, which in a February 13, 2012 letter to the operator and owners of the electricity generating facility had stated its intent to sue for alleged violations of the Clean Air Act, subsequently indicated that it does not intend to commence suit. As a result of the change in the ownership structure, the parties to the proceeding no longer include a subsidiary of Metropolitan Life Insurance Company.

  In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida. In July 2010, the EPA advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In June 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The June 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

  Metco Site, Hicksville, Nassau County, New York. On February 22, 2012, the New York State Department of Environmental Conservation ("Department of Environmental Conservation") issued a notice to Metropolitan Life Insurance Company, as purported successor in interest to New England Mutual, that it is a potentially responsible party with respect to hazardous substances and hazardous waste located on a property that New England Mutual owned for a time in 1978. Metropolitan Life Insurance Company has responded to the Department of Environmental Conservation and asserted that it is not a potentially responsible party under the law.

  Sales Practices Regulatory Matters. Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO, GALIC, and New England Securities Corporation. These investigations often focus on the conduct of particular financial services

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices related investigations or inquiries.

 Unclaimed Property Inquiries and Related Litigation

  In April 2012, MetLife, Inc., for itself and on behalf of entities including Metropolitan Life Insurance Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife, Inc. and certain of its affiliates, including Metropolitan Life Insurance Company, for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, the Company will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. Additionally, the Company has agreed to accelerate the final date of certain industrial life policies and to escheat unclaimed benefits of such policies. Pursuant to the agreement to resolve the market conduct examination, MetLife, Inc. made a $40 million multistate examination payment, of which the Company's share is $33 million, to be allocated among the settling states. In the third quarter of 2011, Metropolitan Life Insurance Company incurred a $110 million after tax charge to increase reserves in connection with the Company's use of the U.S. Social Security Administration's Death Master File and similar databases to identify potential life insurance claims that had not been presented to the Company. In the first quarter of 2012, the Company recorded a $47 million after tax charge for the multistate examination payment and the expected acceleration of benefit payments to policyholders under the settlements. On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. At least one other jurisdiction is pursuing a similar market conduct examination concerning compliance with unclaimed property statutes. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Total Asset Recovery Services, LLC on behalf of the State of Minnesota v. MetLife, Inc., et. al. (District Court, County of Hennepin, MN, filed
January 31, 2011). Alleging that MetLife, Inc. and another company violated the Minnesota Uniform Disposition of Unclaimed Property Act by failing to escheat to Minnesota benefits of 584 life insurance contracts, the Relator brought an action under the Minnesota False Claims Act seeking to recover damages on behalf of Minnesota. The action was sealed by court order until March 22, 2012. The Relator alleged that the aggregate damages, including statutory damages and treble damages, are $228 million. The Relator did not allocate this claimed damage amount between MetLife, Inc. and the other defendant. On December 31, 2012, the court granted motions by MetLife, Inc. and the other defendant to dismiss the action.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Total Asset Recovery Services, LLC on behalf of the State of Florida v. MetLife, Inc., et. al. (Cir. Ct. Leon County, FL, filed October 27, 2010). Alleging that MetLife, Inc. and two other companies have violated the Florida Disposition of Unclaimed Property law by failing to escheat to Florida benefits of 9,022 life insurance contracts, the Relator has brought an action under the Florida False Claims act seeking to recover damages on behalf of Florida. The action has been sealed by court order until December 17, 2012. The relator alleges that the aggregate damages, including statutory damages and treble damages, are $3.2 billion. The Relator does not allocate this claimed damage amount between MetLife, Inc. and the other defendants. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $120,000. MetLife, Inc. strongly disputes this assumption, the Relator's alleged damages amounts, and other allegations in the complaint. On December 14, 2012, the Florida Attorney General apprised the court that the State of Florida declined to intervene in the action and noted that the allegations in the complaint ". . . are very similar (if not identical) to those raised in regulatory investigations of the defendants that predated the filing of the action" and that those regulatory investigations have been resolved. The Company intends to defend this action vigorously.

 Total Control Accounts Litigation

  Metropolitan Life Insurance Company is a defendant in a consolidated lawsuit related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company. (D. Nev., filed November 3,
2011). These consolidated putative class action lawsuits raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Various state regulators have also taken actions with respect to retained asset accounts. The New York Department of Financial Services issued a circular letter on March 29, 2012 stating that an insurer should only use a retained asset account when a policyholder or beneficiary affirmatively chooses to receive life insurance proceeds through such an account and providing for certain disclosures to a beneficiary, including that payment by a single check is an option. In connection with a market conduct exam, Metropolitan Life Insurance Company entered into a consent order with the Minnesota Department of Commerce regarding the Company's use of TCAs as a default option.

  The Company is unable to estimate the reasonably possible loss or range of loss arising from the TCA matters.

 Other Litigation

  Merrill Haviland, et al. v. Metropolitan Life Insurance Company (E.D. Mich., removed to federal court on July 22, 2011). This lawsuit was filed by 45 retired General Motors ("GM") employees against Metropolitan Life Insurance Company and the amended complaint includes claims for conversion, unjust enrichment, breach of contract, fraud, intentional infliction of emotional distress, fraudulent insurance acts, unfair trade practices, and ERISA claims based upon GM's 2009 reduction of the employees' life insurance coverage under GM's ERISA-governed plan. The complaint includes a count seeking class action status. Metropolitan Life Insurance Company is the insurer of GM's group life insurance plan and administers claims under the plan. According to the complaint, Metropolitan Life Insurance Company had previously provided plaintiffs with a "written guarantee" that their life insurance benefits under the GM plan would not be reduced for the rest of their lives. On June 26,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2012, the district court granted Metropolitan Life Insurance Company's motion to dismiss the complaint. Plaintiffs have appealed that decision to the United States Court of Appeals for the Sixth Circuit.

   McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed
February 22, 2012). This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On September 26, 2012, the court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The parties have begun discovery.

  Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Sun Life Assurance Company of Canada v. Metropolitan Life Ins. Co. (Super. Ct., Ontario, October 2006). In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed this lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that have been transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Kang v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. The Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

 Summary

  Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

  Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2012    2011
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    85 $    63
  Premium tax offsets currently available for paid assessments.      12      13
                                                                ------- -------
                                                                $    97 $    76
                                                                ======= =======

 Other Liabilities:
  Insolvency assessments....................................... $   136 $   113
                                                                ======= =======

Commitments

  Leases

  In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                    Gross
                                  Rental  Sublease  Rental
                                  Income   Income  Payments
                                 -------- -------- --------
                                       (In millions)
                     2013....... $    345 $    18  $    181
                     2014....... $    331 $    15  $    143
                     2015....... $    291 $    15  $    133
                     2016....... $    220 $    15  $    119
                     2017....... $    180 $    15  $    103
                     Thereafter. $    750 $    80  $    847

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.2 billion and $2.5 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2.7 billion and $2.3 billion at December 31, 2012 and 2011, respectively.

 Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $971 million and $986 million at December 31, 2012 and 2011, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.0 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $4 million at both December 31, 2012 and 2011, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


18.  Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.6 billion, $2.8 billion and $2.7 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements recorded in universal life and investment-type product policy fees were $108 million, $94 million and $84 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements recorded in other revenues were $113 million, $46 million and $34 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.6 billion, $1.6 billion and $1.2 billion for the years ended December 31, 2012, 2011 and 2010, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates of $346 million and $238 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 4, 8 and 12 for additional related party transactions.

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

     The financial statements comprising each of the Subaccounts of the Separate Account are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The financial statements of the Separate Account include:

      Report of Independent Registered Public Accounting Firm,

      Statements of Assets and Liabilities as of December 31, 2012.

      Statements of Operations for the year ended December 31, 2012.

      Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011.

      Notes to the Financial Statements.

      The consolidated financial statements of the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of the Company include:

      Independent Auditors' Report

      Consolidated Balance Sheets as of December 31, 2012 and 2011.

      Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

      Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010.

      Consolidated Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and 2010.

      Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.


      Notes to the Consolidated Financial Statements.


      The consolidated financial statements of the Metropolitan Life Insurance Company, as a party to a Net Worth Maintenance Agreement with the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of Metropolitan Life Insurance Company include:

      Independent Auditors' Report

      Consolidated Balance Sheets as of December 31, 2012 and 2011.

      Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

      Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010.

      Consolidated Statements of Equity for the years ended December 31, 2012, 2011 and 2010.

      Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.


      Notes to the Consolidated Financial Statements.

(b) Exhibits

      (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

      (2) None.

      (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

      (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

                                      III-1

      (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (iv) Forms of Endorsements: Fixed Account Rider for Variable Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

      (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 16, 2004.

      (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider
      NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor
      Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 333-51676) filed on September 22, 2005.

      (xvii) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (xviii) Lifetime Guaranteed withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (xix) Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (xx) Form of Contract Schedule is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on
      N-4 (No.333-51676) filed on April 22, 2008.

      (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (xxii) Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (xxiii) Spousal Continuation Endorsement NL-GMTB(2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2010.

      (xxiv) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2011.


      (xxv) Form of 401(a)/403(a) Plan Endorsement NL-401-3 (5/11) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.


      (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

      (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (viii) Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

      (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

      (7) (a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.


      (b) Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd.
      is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

      (c) Amended and Restated Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd.
      is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

      (d) Amendment Nos. 1-14 to Automatic Reinsurance Agreement effective April 1, 2001 Amended and Restated as of July 1, 2004. (filed herewith)


      (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

      (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iv) (a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2011.

      (v) (a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

      (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 21, 2009.


      (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.


      (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

      (vii) Net Worth maintenance Agreement is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on
      Form N-4 (No. 333-51676) filed on April 26, 2006.

      (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

      (ix) (a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2008.


      (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

      (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

      (10) Consent of Independent Registered Public Accounting Firm (filed herewith).

      (11) None

      (12) None

      (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


      (14) Powers of Attorney for Eric T. Steigerwalt, Steven H. Ashton, Kimberly A. Berwanger, Peter M. Carlson, Michael P. Harwood, Gene L. Lunman, Catherine M. Richmond and Anne M. Belden. (filed herewith)


ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Eric T. Steigerwalt(7)                    Chairman of the Board, President,
                                          Chief Executive Officer and Director
Peter M. Carlson(2)                       Executive Vice President, Chief
                                          Accounting Officer and Director
Steve H. Ashton(7)                        Director
Gene L. Lunman(4)                         Director
Catherine M. Richmond(6)                  Director
Kimberly A. Berwanger(2)                  Director
Michael P. Harwood(7)                     Director



Isaac Torres(2)                     Vice President and Secretary

Alan C. Leland, Jr.(1)              Senior Vice President

Steven J. Brash(2)                  Senior Vice President and
                                    Tax Director

Robin Lenna(9)                      Executive Vice President

Marlene Beverly Debel(2)            Senior Vice President and Treasurer

Paul A. LaPiana(7)                  Senior Vice President

Marie C. Swift(1)                   Vice President, Counsel and
                                    Assistant Secretary

Anne M. Belden(8)                   Vice President - Finance (principal
                                    financial officer)

Roberto Baron(2)                    Senior Vice President

Jonathan L. Rosenthal(3)            Senior Vice President and Chief Hedging
                                    Officer

Andrew Kaniuk(7)                    Vice President and Senior Actuary



(1) New England Financial, 501 Boylston Street, Boston, MA 02116

(2) MetLife, 1095 Avenue of Americas, New York, NY 10036

(3) 10 Park Avenue, Morristown, NJ 07962

(4) 1300 Hall Boulevard, Bloomfield, CT 06002

(5) 177 South Commons Drive, Aurora, IL 60504

(6) 18210 Crane Nest Drive, Tampa, FL 33647

(7) 501 Route 22, Bridgewater, NJ 08807

(8) 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101

(9) 200 Park Ave. New York, NY 10166


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 2013, there were 48,273 owners of tax-qualified contracts and 18,600 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter for:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      Metropolitan Life Separate Account E

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


              NAME                           POSITIONS AND OFFICES WITH
                                                PRINCIPAL UNDERWRITER

Elizabeth M. Forget(2)               Director

Craig Markham(5)                     Director and Chief Operating Officer

Paul A. LaPiana(7)                   Director and Executive Vice President

Virgelan E. Aquino(3)                Vice President

Marc A. Cohn(2)                      Vice President and Chief Compliance Officer-Investment Advisor

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

Thomas Bauer(6)                      Vice President

Timothy J. McLinden(2)               Vice President

Dennis J. Damaschke(6)               Vice President

Andre T. Carrier(6)                  Vice President

Ken Kandigian(7)                     Vice President

Kathleen J. Schoos(8)                Vice President

Charles E. Fuller(3)                 Vice President

Jeffrey P. Halperin(2)               Vice President

Donald R. Kaplan(9)                  Vice President and Chief Compliance Officer-Broker Dealer

Rebecca Chiccino Kovatch(1)          Vice President

John G. Martinez(3)                  Vice President and Financial and Operations Principal

Jeffrey A. Wilk(3)                   Vice President

Isaac Torres(2)                      Clerk and Secretary

Marlene Beverly Debel(2)             Treasurer



Principal Business Address:

(1)    New England Life Insurance Company--501 Boylston Street, Boston, MA 02117

(2)    MetLife--1095 Avenue of Americas, New York, NY 10036

(3)    MetLife--485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830

(4)    MetLife--4700 Westown Pkwy-1 Suite 200, West Des Moines, IA 50266

(5)    General American Life Insurance Company--13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128

(6)    MetLife--300 Davidson Avenue,Somerset, NJ 08873

(7)    MetLife--501 Route 22, Bridgewater, NJ 08807

(8)    MetLife--700 Quaker Lane, Warwick, RI 02886

(10)  10 Park Avenue, Morristown, NJ 07962

      (c)


         (1)                (2)            (3)          (4)          (5)
                            NET
       NAME OF         UNDERWRITING
      PRINCIPAL        DISCOUNTS AND  COMPENSATION    BROKERAGE
     UNDERWRITER        COMMISSIONS   ON REDEMPTION  COMMISSIONS  COMPENSATION

New England Securities
Corporation             $11,265,230        $0          $0            $0



Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

      (a) Registrant

      (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

      (c) New England Securities Corporation 1095 Avenue of the Americas, New York, NY 10036

      (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

      (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 23rd day of April, 2013.

                                 New England Variable Annuity Separate Account
                                                    (Registrant)

                                 By: New England Life Insurance Company
                                                    (Depositor)

                                 By:  /s/ Marie C. Swift
                                      ----------------------------------------
                                      Marie C. Swift, Esq.
                                      Vice President and Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 23rd day of April, 2013.

                                             New England Life Insurance Company

                                             By:  /s/ Marie C. Swift
                                                  -----------------------------
                                                  Marie C. Swift, Esq.
                                                  Vice President and Counsel

   As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 23, 2013.

        SIGNATURE                                   TITLE

/s/ Eric T. Steigerwalt*              Chairman of the Board, President,
---------------------------         Chief Executive Officer and Director
Eric T. Steigerwalt

/s/ Steven H. Ashton*                             Director
---------------------------
Steven H. Ashton

/s/ Kimberly A. Berwanger*                        Director
---------------------------
Kimberly A. Berwanger

/s/ Peter M. Carlson*                     Executive Vice President,
---------------------------         Chief Accounting Officer and Director
Peter M. Carlson

/s/ Michael P. Harwood*                           Director
---------------------------
Michael P. Harwood

/s/ Gene L. Lunman*                               Director
---------------------------
Gene L. Lunman

/s/ Catherine M. Richmond*                    Director
---------------------------
Catherine M. Richmond

/s/ Anne M. Belden*                        Vice President
---------------------------         (principal financial officer)
Anne M. Belden

By:  /s/ Michele H. Abate
     -------------------------
     Michele H. Abate
     Attorney-in-fact
     April 23, 2013

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

7(d)    Amendment Nos. 1-14 to Automatic Reinsurance Agreement

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

14      Powers of Attorney